                                                              SEMI-ANNUAL REPORT

                                                               DECEMBER 31, 2002

                                                                 MUNDER EMERGING
                                                                    MARKETS FUND
                                                        Class A, B, C & Y Shares
FAMILY OF FUNDS
(covered in separate semi-annual reports)

LARGE-CAP EQUITY             INTERNATIONAL
Large-Cap Growth             International Growth
Multi-Season Growth          International Equity
Index 500                    International Bond
Large-Cap Value              Emerging Markets
MID- TO MICRO-CAP            TAXABLE INCOME
EQUITY                       Bond
MidCap Select                Intermediate Bond
Small Company Growth         U.S. Government Income
Small-Cap Value
Micro-Cap Equity             TAX-FREE INCOME
                             Michigan Tax-Free Bond
NICHE/SECTOR EQUITY          Tax-Free Bond
NetNet                       Tax-Free Short-Intermediate Bond
Future Technology
Healthcare                   MONEY MARKET
Bio(Tech)(2)                 Cash Investment
Power Plus                   Tax-Free Money Market
Real Estate Equity           U.S. Treasury Money Market
Investment
HYBRID
Balanced
Fund of Funds

                                                          ---------------------------
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                                                                   EDELIVERY
                                                          ---------------------------

[MUNDER FUNDS LOGO]

THE MUNDER FUNDS LETTER TO SHAREHOLDERS

DEAR FELLOW MUNDER FUND SHAREHOLDERS:

   During the past six months, we saw a continuation of the difficult environment for global stock investors that has persisted since the spring of 2000. From June 30 through December 31, 2002, the S&P 500 generated a return of -10.30%. International stock market indices showed an even lower return. The Morgan Stanley EAFE Index (Europe, Asia and the Far East) fell by 14.47% for that same period, while the broader FTSE World ex-U.S. Index fell by 13.89%. The MSCI Emerging Markets Free Index showed relative strength, falling by a smaller 7.90% for the six months ending December 31.

   The greater-than-expected weakness in the global economy and its negative impact on corporate profits was one reason for the poor performance of stock markets around the world. In addition, especially in the fourth quarter, the risks of geo-political instability grew, with mounting tensions between the U.S. and both Iraq and North Korea. This growing tension contributed to increased risk aversion on the part of investors and fostered the flow of assets from stocks into bonds.

   Given the decline in the international equity markets during the six months ending December 31, we believe that equity valuations now range between inexpensive and fair, taking into account the difficult economic and political environment. In our view, this should create a more positive environment for stocks as we look forward to 2003.

   On the following pages, you will find information and commentary on the relative and absolute performance of the international fund covered in this semi-annual report. If you have any questions about your current investments or any of the Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our Web site at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

   Very Truly Yours,

   /s/ James C. Robinson

   James C. Robinson, President

   The Munder Funds

TABLE OF
   CONTENTS
--------------------------------------------------------------------------------

                  II         Management's Discussion of Fund Performance

                  1          Portfolio of Investments
                  6          Statement of Assets and Liabilities
                  8          Statement of Operations
                  9          Statements of Changes in Net Assets
                  10         Statements of Changes -- Capital Stock Activity
                  12         Financial Highlights
                  17         Notes to Financial Statements

--------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND
ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD,
OR ANY OTHER AGENCY. ALL MUTUAL FUND SHARES INVOLVE CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

MANAGEMENT'S DISCUSSION OF
   FUND PERFORMANCE
--------------------------------------------------------------------------------

THE PERFORMANCE DATA CONTAINED IN THE FOLLOWING COMMENTARY IS BASED ON CLASS Y SHARES OF THE FUND AND THE PERFORMANCE FOR OTHER CLASSES OF SHARES WILL DIFFER. THE RETURNS FOR THE FUND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR UPON REDEMPTION OF FUND SHARES. PLEASE NOTE THAT ANY INDEX AGAINST WHICH THE FUND IS COMPARED IS NOT AN ACTUAL FUND AND NO EXPENSES ARE NETTED AGAINST ITS RETURNS. YOU CANNOT INVEST DIRECTLY IN AN INDEX. THE RETURNS FOR THE FUND ARE REPORTED AFTER THE DEDUCTION OF ALL EXPENSES.

FUND MANAGERS: The Munder Emerging Markets Fund Team

   The Fund generated a return of -7.60% for the six months ending December 31, relative to the -7.90% return for the MSCI Emerging Markets Free Index and the -9.10% median return for the Lipper universe of emerging markets mutual funds. Compared to its Lipper universe, the Fund has earned above-median returns for the one-month, three-month, six-month, nine-month, one-year and two-year time periods ending December 31.

   The relative performance of the Fund lagged during the first half of the six-month time period ending December 31, but picked up significantly in both absolute and relative returns in the October through December period. The factors exerting a positive and negative influence on relative returns also shifted markedly between one quarter and the next. An overweight in Turkey helped to boost relative returns during the third quarter, while an underweighted position in Turkey was positive for returns in the fourth quarter.

   During the July through September time period, relative performance was boosted by an underweight in Taiwan, and overweighted positions in Russia, India and Turkey. Strong stock selection in Brazil, Thailand and Turkey also contributed positively to relative returns. These positive factors, however, were outweighed by the negative impact of an overweighted position in South Korea, and weak stock selection among Taiwanese, South Korean and Israeli stocks.

   During the October through December time period, the positive impacts of an overweight in India and underweights in Malaysia and Turkey, along with strong stock selection in Mexico, Russia and India, dominated returns. The combination of strong stock selection in India and an overweighted position in that country was particularly favorable for returns.

   Negative factors impacting performance during the fourth quarter included an overweighted position in China, an underweighted position in South Africa and relatively weak stock selection among Brazilian and South Korean stocks. However, these factors were more than outweighed by the positive factors for the October through December time period. As a result, the Fund had strong relative returns for both the quarter and the entire six-month period stretching from June 30 through December 31.

   Looking ahead, we are anticipating that we will underweight the riskier emerging markets and Asian technology stocks during the first quarter of 2003. We are also alert to the fact that tensions over North Korea could offer buying opportunities for South Korean stocks. Finally, we would anticipate selling oil shares if hostilities with Iraq began.

MUNDER EMERGING MARKETS FUND
   Portfolio of Investments, December 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

SHARES                                                                       VALUE
----------------------------------------------------------------------------------
COMMON STOCKS -- 86.8%
   BRAZIL -- 4.1%
    90,000      Companhia Paranaense de Energia-Copel, ADR             $   252,900
     2,900      Companhia Vale do Rio Doce (CVRD), ADR                      83,839
    20,000      Petroleo Brasileiro SA -- Petrobras, ADR                   298,800
    89,950      Usinas Siderurgicas de Minas Gerais SA, ADR                166,686
                                                                       -----------
                                                                           802,225
                                                                       -----------
   CHINA -- 1.6%
 1,560,000      PetroChina Company Ltd., Class H                           310,058
                                                                       -----------
   HONG KONG -- 6.5%
   962,000      Harbin Brewery Group Ltd.+                                 252,880
    66,000      Henderson Land Development Company Ltd.                    198,460
   260,000      Kerry Properties, Ltd.                                     183,368
 2,700,000      Proview International Holdings Limited+                    228,504
 2,052,000      Shanghai Real Estate Ltd.                                  184,188
   300,000      VTech Holdings Ltd.                                        223,118
                                                                       -----------
                                                                         1,270,518
                                                                       -----------
   INDIA -- 7.1%
    21,200      Hindalco Industries Ltd., 144A, GDR++                      259,806
    22,500      ITC Ltd., GDR                                              311,625
    18,150      Reliance Industries Ltd., 144A, GDR++                      224,606
    18,600      State Bank of India, GDR                                   251,100
   105,000      Tata Engineering and Locomotive Co., Ltd., GDR+            357,000
                                                                       -----------
                                                                         1,404,137
                                                                       -----------
   INDONESIA -- 4.5%
18,012,500      PT Bank Pan Indonesia Tbk+                                 362,263
14,025,000      PT Bentoel Internasional Investama Tbk+                    195,880
 1,142,000      Ramayana Lestari Sentosa                                   322,184
                                                                       -----------
                                                                           880,327
                                                                       -----------
   ISRAEL -- 0.8%
    20,000      Lumenis Ltd.+                                               40,000
    21,400      TTI Team Telecom International Ltd., +                     116,630
                                                                       -----------
                                                                           156,630
                                                                       -----------
   KOREA, REPUBLIC OF -- 24.4%
    25,500      Handsome Co., Ltd.                                         179,524
    10,800      Humax Co., Ltd.                                            132,490
    11,300      Hyundai Marine & Fire Insurance Co., Ltd.                  241,044

                       See Notes to Financial Statements.

MUNDER EMERGING MARKETS FUND
   Portfolio of Investments, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

SHARES                                                                       VALUE
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   KOREA, REPUBLIC OF (CONTINUED)
     3,300      Kangwon Land, Inc.                                     $   311,623
    16,480      Kookmin Bank                                               583,584
    68,600      Koram Bank                                                 428,009
    25,700      Korea Electric Power Corporation                           395,451
    14,730      Korea Exchange Bank Credit Services Co., Ltd.              127,920
     7,100      Korea Telecom Corporation                                  303,503
     9,500      LG Household & Health Care., Ltd.                          301,168
     4,000      POSCO                                                      397,960
     3,831      Samsung Electronics Company Ltd.                         1,014,235
    14,900      Sappi Ltd., ADR                                            196,978
    18,400      Shinhan Financial Group Co., Ltd.                          192,370
                                                                       -----------
                                                                         4,805,859
                                                                       -----------
   MEXICO -- 11.9%
    14,200      America Movil S.A. de C.V., Series L, ADR                  203,912
    11,000      Coca-Cola Femsa SA, ADR                                    196,900
    80,000      Consorico ARA SA de CV+                                    119,002
     6,000      Fomento Economico Mexicano SA de CV, ADR                   218,520
   110,000      Grupo Financiero BanCrecer SA de CV, Series B              269,194
   280,000      Grupo Financiero BBVA Bancomer SA de CV (GFB),
                  Series B+                                                212,553
   100,000      Organizacion Soriana SA de CV, Series B+                   190,499
    14,300      Telefono de Mexico SA, ADR                                 457,314
    46,000      TV Azteca SA de CV, ADR                                    220,340
   110,000      Wal-Mart de Mexico SA de CV, Series V                      251,247
                                                                       -----------
                                                                         2,339,481
                                                                       -----------
   PERU -- 0.0%#
        82      Ferreyros SA, ADR+                                             215
                                                                       -----------
   RUSSIAN FEDERATION -- 7.8%
    53,300      RAO Unified Energy System (UES), GDR                       684,905
    34,500      Surgutneftegaz, ADR                                        548,205
    16,900      Wimm-Bill-Dann Foods OJSC, ADR+                            303,355
                                                                       -----------
                                                                         1,536,465
                                                                       -----------
   SENEGAL -- 1.9%
    11,782      Sonatel Communications Corporation                         370,567
                                                                       -----------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

SHARES                                                                       VALUE
----------------------------------------------------------------------------------
   SOUTH AFRICA -- 5.8%
   154,034      Alexander Forbes Ltd.                                  $   250,513
     7,000      Anglo American Platinum Corporation., Ltd.                 257,884
    31,800      Nedcor Ltd.                                                411,889
    30,000      SABMiller Plc                                              213,179
                                                                       -----------
                                                                         1,133,465
                                                                       -----------
   TAIWAN -- 2.2%
    36,100      Hon Hai Precision Industry Co., Ltd., GDR                  270,750
    45,950      United Microelectronics Corporation, ADR                   154,392
                                                                       -----------
                                                                           425,142
                                                                       -----------
   THAILAND -- 0.9%
   122,000      Hana Microelectronics Public Company Ltd.                  176,709
                                                                       -----------
   UNITED KINGDOM -- 4.3%
    49,100      Anglo American Plc                                         729,019
    85,500      Emblaze Systems+                                           126,603
                                                                       -----------
                                                                           855,622
                                                                       -----------
   UNITED STATES -- 1.7%
 1,450,000      Linmark Group Ltd.                                         330,029
                                                                       -----------
   VENEZUELA -- 1.3%
    20,000      Compania Anonima Nacional Telefonos de Venezuela,
                  ADR                                                      252,000
                                                                       -----------
TOTAL COMMON STOCKS
   (Cost $19,664,151)                                                   17,049,449
                                                                       -----------
PREFERRED STOCKS -- 0.0%#
   (Cost $21)
   BRAZIL -- 0.0%#
       417      Telemar Norte Leste SA, Series A                                 5
                                                                       -----------
INVESTMENT COMPANY SECURITY -- 1.5%
   (Cost $700,000)
   KOREA, REPUBLIC OF -- 1.5%
    70,000      Korea Investment Opportunities Limited*                    297,500
                                                                       -----------
RIGHTS -- 0.0%#
   (Cost $0)
   THAILAND -- 0.0%#
   205,263      TelecomAsia+                                                 1,565
                                                                       -----------

                       See Notes to Financial Statements.

MUNDER EMERGING MARKETS FUND
   Portfolio of Investments, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                                       VALUE
----------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 8.2%
   (Cost $1,611,000)
$1,611,000      Agreement with State Street Bank and Trust Company,
                  1.000% dated 12/31/2002, to be repurchased at
                  $1,611,090 on 01/02/2003, collateralized by
                  $1,175,000 U.S. Treasury Bond,
                  7.625% maturing 08/15/2023
                  (value $1,649,345)                                   $ 1,611,000
                                                                       -----------

TOTAL INVESTMENTS
   (Cost $21,975,172)                                      96.5%         18,959,519
OTHER ASSETS AND LIABILITIES (NET)                          3.5             689,734
                                                          -----         -----------
NET ASSETS                                                100.0%        $19,649,253
                                                          =====         ===========

------------

 + Non-income producing security.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

# Amount represents less than 0.1% of net assets.

* Affiliated security.

ABBREVIATIONS:

ADR -- American Depositary Receipt

GDR -- Global Depositary Receipt

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

At December 31, 2002 industry diversification of the Munder Emerging Markets Fund was as follows:

                                                          % OF
                                                       NET ASSETS         VALUE
                                                       ---------------------------
COMMON STOCKS:
Banks................................................     13.8%        $ 2,710,961
Metals & Mining......................................      9.7           1,895,194
Diversified Telecommunication Services...............      7.0           1,383,384
Electric Utilities...................................      6.8           1,333,256
Semiconductor Equipment & Products...................      6.0           1,168,628
Oil & Gas............................................      5.9           1,157,063
Multiline Retail.....................................      5.6           1,093,960
Beverages............................................      3.2             628,598
Real Estate..........................................      2.9             566,016
Industrial Conglomerates.............................      2.9             564,503
Tobacco..............................................      2.6             507,505
Electronic Equipment & Instruments...................      2.3             447,459
Diversified Financials...............................      1.9             378,432
Automobiles..........................................      1.8             357,000
Household Products...................................      1.5             301,168
Food Products........................................      1.5             303,355
Household Durables...................................      1.3             251,492
Insurance............................................      1.2             241,044
Computers & Peripherals..............................      1.2             228,504
Media................................................      1.1             220,340
Communications Equipment.............................      1.1             223,118
Chemicals............................................      1.1             224,606
Wireless Telecommunication Services..................      1.0             203,912
Paper & Forest Products..............................      1.0             196,978
Textiles, Apparel & Luxury Goods.....................      0.9             179,525
IT Consulting & Services.............................      0.7             126,603
Software.............................................      0.6             116,630
Health Care Products.................................      0.2              40,000
Machinery............................................      0.0#                215
                                                         -----         -----------
TOTAL COMMON STOCKS..................................     86.8          17,049,449
PREFERRED STOCKS:
Diversified Telecommunication Services...............      0.0#                  5
INVESTMENT COMPANY SECURITY..........................      1.5             297,500
RIGHTS...............................................      0.0#              1,565
REPURCHASE AGREEMENT.................................      8.2           1,611,000
                                                         -----         -----------
TOTAL INVESTMENTS....................................     96.5          18,959,519
OTHER ASSETS AND LIABILITIES (NET)...................      3.5             689,734
                                                         -----         -----------
NET ASSETS...........................................    100.0%        $19,649,253
                                                         =====         ===========

------------

# Amount represents less than 0.1% of net assets.

                       See Notes to Financial Statements.

MUNDER EMERGING MARKETS FUND
   Statement of Assets and Liabilities, December 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
Investments, at value
  See accompanying schedule:
    Securities of unaffiliated issuers (cost --
      $21,275,172)..........................................  $17,051,019
    Securities of affiliated issuer.........................      297,500
    Repurchase agreement....................................    1,611,000
                                                              -----------
Total Investments...........................................   18,959,519
Cash........................................................          526
Foreign currency, at value..................................      257,054
Interest receivable.........................................           45
Dividends receivable........................................       52,396
Receivable from Investment Advisor..........................       13,075
Receivable for investment securities sold...................      867,795
Receivable for Fund shares sold.............................        3,584
Prepaid expenses and other assets...........................       31,222
                                                              -----------
      Total Assets..........................................   20,185,216
                                                              -----------
LIABILITIES:
Payable for Fund shares redeemed............................        7,623
Payable for investment securities purchased.................      453,010
Investment advisory fees payable............................       21,255
Custody fees payable........................................       16,396
Transfer agency/record keeping fees payable.................        6,169
Trustees' fees and expenses payable.........................        5,976
Administration fees payable.................................        2,150
Shareholder servicing fees payable..........................        1,837
Distribution fees payable...................................        1,536
Accrued expenses and other payables.........................       20,011
                                                              -----------
      Total Liabilities.....................................      535,963
                                                              -----------
NET ASSETS..................................................  $19,649,253
                                                              ===========
Investments, at cost........................................  $21,975,172
                                                              ===========
Foreign currency, at cost...................................  $   255,032
                                                              ===========

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
Accumulated net investment loss.............................  $   (152,381)
Accumulated net realized loss on investments sold...........   (25,358,038)
Net unrealized depreciation of investments..................    (3,025,172)
Par value...................................................         2,489
Paid-in capital in excess of par value......................    48,182,355
                                                              ------------
                                                              $ 19,649,253
                                                              ============
NET ASSETS:
Class A Shares..............................................  $  1,283,383
                                                              ============
Class B Shares..............................................  $  1,159,747
                                                              ============
Class C Shares..............................................  $    312,433
                                                              ============
Class K Shares..............................................  $ 10,299,064
                                                              ============
Class Y Shares..............................................  $  6,594,626
                                                              ============
SHARES OUTSTANDING:
Class A Shares..............................................       160,146
                                                              ============
Class B Shares..............................................       150,181
                                                              ============
Class C Shares..............................................        40,830
                                                              ============
Class K Shares..............................................     1,303,018
                                                              ============
Class Y Shares..............................................       835,156
                                                              ============
CLASS A SHARES:
Net asset value and redemption price per share..............         $8.01
                                                              ============
Maximum sales charge........................................          5.50%
Maximum offering price per share............................         $8.48
                                                              ============
CLASS B SHARES:
Net asset value and offering price per share*...............         $7.72
                                                              ============
CLASS C SHARES:
Net asset value and offering price per share*...............         $7.65
                                                              ============
CLASS K SHARES:
Net asset value, offering price and redemption price per
  share.....................................................         $7.90
                                                              ============
CLASS Y SHARES:
Net asset value, offering price and redemption price per
  share.....................................................         $7.90
                                                              ============

------------

* Redemption price per share is equal to Net Asset Value less any applicable contingent deferred sales charge ("CDSC").

                       See Notes to Financial Statements.

MUNDER EMERGING MARKETS FUND
   Statement of Operations, Period Ended December 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest....................................................  $    12,766
Dividends(a)................................................      221,151
                                                              -----------
      Total Investment Income...............................      233,917
                                                              -----------
EXPENSES:
Distribution and shareholder servicing fees:
  Class A Shares............................................        1,729
  Class B Shares............................................        6,037
  Class C Shares............................................        1,609
Shareholder servicing fees:
  Class K Shares............................................       14,454
Investment advisory fees....................................      132,003
Custody fees................................................       39,148
Transfer agency/record keeping fees.........................       25,002
Legal and audit fees........................................       20,278
Registration and filing fees................................       16,459
Administration fees.........................................       14,235
Trustees' fees and expenses.................................        7,808
Other.......................................................       13,181
                                                              -----------
      Total Expenses........................................      291,943
Fees waived and/or expenses reimbursed by investment advisor
  and/or transfer agent.....................................      (85,323)
                                                              -----------
Net Expenses................................................      206,620
                                                              -----------
NET INVESTMENT INCOME.......................................       27,297
                                                              -----------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss from:
  Security transactions of unaffiliated issuers(b)..........   (1,301,604)
  Foreign currency transactions.............................      (75,445)
Net change in unrealized appreciation/(depreciation) of:
  Securities................................................     (640,526)
  Foreign currency and net asset translations...............       (8,600)
                                                              -----------
Net realized and unrealized loss on investments.............   (2,026,175)
                                                              -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $(1,998,878)
                                                              ===========

------------

(a) Net of foreign withholding taxes of $11,525.

(b) Net of foreign capital gains taxes of $32,153.

                       See Notes to Financial Statements.

MUNDER EMERGING MARKETS FUND
   Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                        PERIOD ENDED
                                                   DECEMBER 31, 2002       YEAR ENDED
                                                         (UNAUDITED)    JUNE 30, 2002
                                                   ----------------------------------
Net investment income............................     $    27,297       $     21,289
Net realized loss on investments.................      (1,377,049)        (1,118,069)
Net change in unrealized
  appreciation/(depreciation) of investments.....        (649,126)           556,163
                                                      -----------       ------------
Net decrease in net assets resulting from
  operations.....................................      (1,998,878)          (540,617)
Distributions to shareholders from capital:
  Class A Shares.................................              --               (652)
  Class K Shares.................................              --             (9,619)
  Class Y Shares.................................              --            (24,936)
Net decrease in net assets from Fund share
  transactions:
  Class A Shares.................................        (422,485)          (371,516)
  Class B Shares.................................        (240,634)           (25,619)
  Class C Shares.................................         (23,421)           (56,781)
  Class K Shares.................................      (3,373,302)       (11,081,843)
  Class Y Shares.................................        (403,833)        (4,078,981)
                                                      -----------       ------------
Net decrease in net assets.......................      (6,462,553)       (16,190,564)
NET ASSETS:
Beginning of period..............................      26,111,806         42,302,370
                                                      -----------       ------------
End of period....................................     $19,649,253       $ 26,111,806
                                                      ===========       ============
Accumulated net investment loss..................     $  (152,381)      $   (179,678)
                                                      ===========       ============

                       See Notes to Financial Statements.

MUNDER EMERGING MARKETS FUND
   Statements of Changes -- Capital Stock Activity
--------------------------------------------------------------------------------

                                                        PERIOD ENDED
                                                   DECEMBER 31, 2002       YEAR ENDED
                                                         (UNAUDITED)    JUNE 30, 2002
                                                   ----------------------------------
AMOUNT
CLASS A SHARES:
Sold.............................................     $ 1,593,719       $ 23,312,038
Issued as reinvestment of dividends..............              --                513
Redeemed.........................................      (2,016,204)       (23,684,067)
                                                      -----------       ------------
Net decrease.....................................     $  (422,485)      $   (371,516)
                                                      ===========       ============
CLASS B SHARES:
Sold.............................................     $   110,608       $    976,593
Redeemed.........................................        (351,242)        (1,002,212)
                                                      -----------       ------------
Net decrease.....................................     $  (240,634)      $    (25,619)
                                                      ===========       ============
CLASS C SHARES:
Sold.............................................     $    13,642       $    520,261
Redeemed.........................................         (37,063)          (577,042)
                                                      -----------       ------------
Net decrease.....................................     $   (23,421)      $    (56,781)
                                                      ===========       ============
CLASS K SHARES:
Sold.............................................     $    34,242       $    854,987
Redeemed.........................................      (3,407,544)       (11,936,830)
                                                      -----------       ------------
Net decrease.....................................     $(3,373,302)      $(11,081,843)
                                                      ===========       ============
CLASS Y SHARES:
Sold.............................................     $    47,270       $  2,545,358
Issued as reinvestment of dividends..............              --              1,673
Redeemed.........................................        (451,103)        (6,626,012)
                                                      -----------       ------------
Net decrease.....................................     $  (403,833)      $ (4,078,981)
                                                      ===========       ============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                        PERIOD ENDED
                                                   DECEMBER 31, 2002       YEAR ENDED
                                                         (UNAUDITED)    JUNE 30, 2002
                                                   ----------------------------------
SHARES
CLASS A SHARES:
Shares authorized ($0.001 par value).............      Unlimited          Unlimited
                                                       =========         ==========
Sold.............................................        202,751          2,786,005
Issued as reinvestment of dividends..............             --                 79
Redeemed.........................................       (254,090)        (2,770,050)
                                                       ---------         ----------
Net increase/(decrease)..........................        (51,339)            16,034
                                                       =========         ==========
CLASS B SHARES:
Shares authorized ($0.001 par value).............      Unlimited          Unlimited
                                                       =========         ==========
Sold.............................................         14,447            113,923
Redeemed.........................................        (44,768)          (121,723)
                                                       ---------         ----------
Net decrease.....................................        (30,321)            (7,800)
                                                       =========         ==========
CLASS C SHARES:
Shares authorized ($0.001 par value).............      Unlimited          Unlimited
                                                       =========         ==========
Sold.............................................          1,729             68,742
Redeemed.........................................         (4,965)           (77,168)
                                                       ---------         ----------
Net decrease.....................................         (3,236)            (8,426)
                                                       =========         ==========
CLASS K SHARES:
Shares authorized ($0.001 par value).............      Unlimited          Unlimited
                                                       =========         ==========
Sold.............................................          4,315             55,817
Redeemed.........................................       (432,995)        (1,452,380)
                                                       ---------         ----------
Net decrease.....................................       (428,680)        (1,396,563)
                                                       =========         ==========
CLASS Y SHARES:
Shares authorized ($0.001 par value).............      Unlimited          Unlimited
                                                       =========         ==========
Sold.............................................          6,082            325,113
Issued as reinvestment of dividends..............             --                263
Redeemed.........................................        (56,435)          (838,395)
                                                       ---------         ----------
Net decrease.....................................        (50,353)          (513,019)
                                                       =========         ==========

                       See Notes to Financial Statements.

MUNDER EMERGING MARKETS FUND(A)
   Financial Highlights, For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------

                                                                 A SHARES
                             ---------------------------------------------------------------------------------
                             PERIOD ENDED          YEAR         YEAR          YEAR          YEAR          YEAR
                              12/31/02(C)         ENDED        ENDED         ENDED         ENDED         ENDED
                              (UNAUDITED)    6/30/02(C)      6/30/01    6/30/00(C)    6/30/99(C)    6/30/98(C)
                             ---------------------------------------------------------------------------------
Net asset value, beginning
 of period..................    $ 8.68         $ 8.62        $12.78       $11.69        $ 8.99        $12.92
                                ------         ------        ------       ------        ------        ------
INCOME/(LOSS) FROM
 INVESTMENT OPERATIONS:
Net investment
 income/(loss)..............      0.01           0.00(d)      (0.07)      0.00(d)         0.03          0.11
Net realized and unrealized
 gain/(loss) on
 investments................     (0.68)          0.06         (4.05)        1.09          2.67         (3.73)
                                ------         ------        ------       ------        ------        ------
Total from investment
 operations.................     (0.67)          0.06         (4.12)        1.09          2.70         (3.62)
                                ------         ------        ------       ------        ------        ------
LESS DISTRIBUTIONS:
Dividends from net
 investment income..........        --             --         (0.04)          --            --         (0.04)
Distributions from net
 realized gains.............        --             --            --           --            --         (0.05)
Distributions in excess of
 net realized gains.........        --             --            --           --            --         (0.22)
Distributions from
 capital....................        --          (0.00)(d)        --           --            --            --
                                ------         ------        ------       ------        ------        ------
Total distributions.........        --          (0.00)(d)     (0.04)          --            --         (0.31)
                                ------         ------        ------       ------        ------        ------
Net asset value, end of
 period.....................    $ 8.01         $ 8.68        $ 8.62       $12.78        $11.69        $ 8.99
                                ======         ======        ======       ======        ======        ======
TOTAL RETURN(B).............     (7.72)%         0.75%       (32.32)%       9.32%        30.03%       (28.34)%
                                ======         ======        ======       ======        ======        ======
RATIOS TO AVERAGE NET
 ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period
 (in 000's).................    $1,283         $1,836        $1,685       $3,637        $  961        $  632
Ratio of operating expenses
 to average net assets......      1.98%(e)       1.95%         2.02%        1.98%         1.85%         1.89%
Ratio of net investment
 income/(loss) to average
 net assets.................      0.23%(e)       0.04%        (0.54)%      (0.02)%        0.39%         0.93%
Portfolio turnover rate.....        76%           230%          223%         177%          159%           94%
Ratio of operating expenses
 to average net assets
 without expense waivers
 and/or reimbursements......      2.79%(e)       1.96%         2.08%        2.14%         2.12%         2.14%

------------

(a) The Munder Emerging Markets Fund Class A Shares and Class B Shares commenced operations on January 14, 1997 and February 25, 1997, respectively.

(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c) Per share numbers have been calculated using the average shares method.

(d) Amount represents less than $0.01 per share.

(e) Annualized.
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                       B SHARES
---------------------------------------------------------------------------------------
    PERIOD ENDED            YEAR         YEAR          YEAR          YEAR          YEAR
     12/31/02(C)           ENDED        ENDED         ENDED         ENDED         ENDED
     (UNAUDITED)      6/30/02(C)      6/30/01    6/30/00(C)    6/30/99(C)    6/30/98(C)
---------------------------------------------------------------------------------------
       $ 8.40           $ 8.42        $12.52       $11.47        $ 8.95        $12.91
       ------           ------        ------       ------        ------        ------
        (0.02)           (0.06)        (0.16)       (0.10)        (0.03)         0.02
        (0.66)            0.04         (3.94)        1.15          2.55         (3.71)
       ------           ------        ------       ------        ------        ------
        (0.68)           (0.02)        (4.10)        1.05          2.52         (3.69)
       ------           ------        ------       ------        ------        ------
           --               --            --           --            --         (0.00)(d)
           --               --            --           --            --         (0.05)
           --               --            --           --            --         (0.22)
           --               --            --           --            --            --
       ------           ------        ------       ------        ------        ------
           --               --            --           --            --         (0.27)
       ------           ------        ------       ------        ------        ------
       $ 7.72           $ 8.40        $ 8.42       $12.52        $11.47        $ 8.95
       ======           ======        ======       ======        ======        ======
        (8.10)%          (0.36)%      (32.67)%       9.15%        28.16%       (28.90)%
       ======           ======        ======       ======        ======        ======
       $1,160           $1,516        $1,587       $3,012        $1,121        $  511
         2.73%(e)         2.70%         2.76%        2.73%         2.60%         2.64%
        (0.52)%(e)       (0.71)%       (1.28)%      (0.77)%       (0.36)%        0.18%
           76%             230%          223%         177%          159%           94%
         3.54%(e)         2.71%         2.83%        2.88%         2.87%         2.89%

                       See Notes to Financial Statements.

MUNDER EMERGING MARKETS FUND(A)
   Financial Highlights, For a Share Outstanding Throughout Each Period (continued)
--------------------------------------------------------------------------------

                                                                 C SHARES
                              -------------------------------------------------------------------------------
                              PERIOD ENDED          YEAR       YEAR          YEAR          YEAR          YEAR
                               12/31/02(C)         ENDED      ENDED         ENDED         ENDED         ENDED
                               (UNAUDITED)    6/30/02(C)    6/30/01    6/30/00(C)    6/30/99(C)    6/30/98(C)
                              -------------------------------------------------------------------------------
Net asset value, beginning of
 period......................    $ 8.32         $ 8.36      $12.43       $11.47        $ 8.96        $12.92
                                 ------         ------      ------       ------        ------        ------
INCOME/(LOSS) FROM INVESTMENT
 OPERATIONS:
Net investment
 income/(loss)...............     (0.02)         (0.06)      (0.15)       (0.10)        (0.03)         0.02
Net realized and unrealized
 gain/(loss) on
 investments.................     (0.65)          0.02       (3.92)        1.06          2.54         (3.71)
                                 ------         ------      ------       ------        ------        ------
Total from investment
 operations..................     (0.67)         (0.04)      (4.07)        0.96          2.51         (3.69)
                                 ------         ------      ------       ------        ------        ------
LESS DISTRIBUTIONS:
Dividends from net investment
 income......................        --             --          --           --            --         (0.00)(d)
Distributions from net
 realized gains..............        --             --          --           --            --         (0.05)
Distributions in excess of
 net realized gains..........        --             --          --           --            --         (0.22)
Distributions from capital...        --             --          --           --            --            --
                                 ------         ------      ------       ------        ------        ------
Total distributions..........        --             --          --           --            --         (0.27)
                                 ------         ------      ------       ------        ------        ------
Net asset value, end of
 period......................    $ 7.65         $ 8.32      $ 8.36       $12.43        $11.47        $ 8.96
                                 ======         ======      ======       ======        ======        ======
TOTAL RETURN(B)..............     (8.05)%        (0.48)%    (32.74)%       8.37%        28.01%       (28.88)%
                                 ======         ======      ======       ======        ======        ======
RATIOS TO AVERAGE NET
 ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in
 000's)......................    $  312         $  367      $  439       $  807        $  497        $  132
Ratio of operating expenses
 to average net assets.......      2.73%(e)       2.70%       2.76%        2.73%         2.60%         2.64%
Ratio of net investment
 income/(loss) to average net
 assets......................     (0.52)%(e)     (0.71)%     (1.28)%      (0.77)%       (0.36)%        0.18%
Portfolio turnover rate......        76%           230%        223%         177%          159%           94%
Ratio of operating expenses
 to average net assets
 without expense waivers
 and/or reimbursements.......      3.54%(e)       2.71%       2.83%        2.89%         2.87%         2.89%

------------

(a) The Munder Emerging Markets Fund Class C Shares and Class Y Shares commenced operations on March 3, 1997 and December 31, 1996, respectively.

(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c) Per share numbers have been calculated using the average shares method.

(d) Amount represents less than $0.01 per share.

(e) Annualized.
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                       Y SHARES
---------------------------------------------------------------------------------------
    PERIOD ENDED            YEAR         YEAR          YEAR          YEAR          YEAR
     12/31/02(C)           ENDED        ENDED         ENDED         ENDED         ENDED
     (UNAUDITED)      6/30/02(C)      6/30/01    6/30/00(C)    6/30/99(C)    6/30/98(C)
---------------------------------------------------------------------------------------
       $ 8.55           $ 8.51        $ 12.70     $ 11.64       $  9.00       $ 12.92
       ------           ------        -------     -------       -------       -------
         0.02             0.02          (0.05)       0.03          0.05          0.13
        (0.67)            0.04          (4.05)       1.03          2.59         (3.72)
       ------           ------        -------     -------       -------       -------
        (0.65)            0.06          (4.10)       1.06          2.64         (3.59)
       ------           ------        -------     -------       -------       -------
           --               --          (0.09)         --            --         (0.06)
           --               --             --          --            --         (0.05)
           --               --             --          --            --         (0.22)
           --            (0.02)            --          --            --            --
       ------           ------        -------     -------       -------       -------
           --            (0.02)         (0.09)         --            --         (0.33)
       ------           ------        -------     -------       -------       -------
       $ 7.90           $ 8.55        $  8.51     $ 12.70       $ 11.64       $  9.00
       ======           ======        =======     =======       =======       =======
        (7.60)%           0.66%        (32.31)%      9.11%        29.33%       (28.12)%
       ======           ======        =======     =======       =======       =======
       $6,595           $7,571        $11,913     $19,896       $17,857       $14,332
         1.73%(e)         1.70%          1.76%       1.73%         1.60%         1.64%
         0.48%(e)         0.29%         (0.28)%      0.23%         0.64%         1.18%
           76%             230%           223%        177%          159%           94%
         2.54%(e)         1.71%          1.83%       1.89%         1.87%         1.89%

                       See Notes to Financial Statements.

                      [This Page Intentionally Left Blank]

MUNDER EMERGING MARKETS FUND
   Notes to Financial Statements, December 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

   As of December 31, 2002, the Munder Funds (sometimes referred to as the "Funds") consisted of 36 portfolios, each of which is a series of The Munder Funds, Inc. ("MFI"), The Munder Funds Trust ("MFT"), The Munder Framlington Funds Trust ("Framlington"), St. Clair Funds, Inc. ("St. Clair"), or Munder @Vantage Fund ("@Vantage"). Information presented in these financial statements pertains only to the Munder Emerging Markets Fund (the "Fund"), a series of Framlington. Framlington is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and was organized as a Massachusetts business trust on October 30, 1996. The Fund is classified as a diversified management investment company under the 1940 Act.

   The Fund offers 5 classes of shares -- Class A, Class B, Class C, Class K and Class Y Shares. Financial statements for Class K shares of the Fund and for all classes of the other Munder Funds are presented in separate reports.

   On October 31, 2002, the Fund changed its name from Munder Framlington Emerging Markets Fund to Munder Emerging Markets Fund.

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

   Security Valuation: Securities are valued at the latest quoted sales price on the primary market or exchange where such securities are traded. Unlisted securities, or securities for which the latest sales prices are not available, are valued at the mean of the most recently quoted bid and asked prices. Restricted securities, and securities and assets for which market quotations are not readily available, are valued at fair value by a pricing committee, under the guidelines approved by the Board of Trustees. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the last sale price of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities will be determined through the consideration of other factors by or in accordance with guidelines approved by the Board of Trustees. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an

MUNDER EMERGING MARKETS FUND
   Notes to Financial Statements, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

   Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of each business day. Purchases and sales of investment securities and items of income and expense denominated in foreign currencies are translated on the respective dates of such transactions. Unrealized gains and losses resulting from changes in foreign currency exchange rates are included in the net change in unrealized appreciation/(depreciation) of foreign currency. Net realized gains and losses from foreign currency transactions include foreign currency gains and losses between trade date and settlement date on investment security transactions and foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses from security transactions.

   Forward Foreign Currency Exchange Contracts: The Fund may engage in forward foreign currency exchange contracts in an effort to facilitate transactions in foreign securities and to reduce exposure to foreign currency exchange rates. Forward foreign currency exchange contracts are marked-to-market daily based on the underlying exchange rates of the contracts. The change in market value is recorded as unrealized appreciation or depreciation on forward foreign exchange contracts. When the contract is closed, the Fund records a realized gain or loss from foreign currency transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

MUNDER EMERGING MARKETS FUND
   Notes to Financial Statements, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

   Repurchase Agreements: The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights. Munder Capital Management (the "Advisor") reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

   Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. Premiums and discounts on fixed income securities are amortized or accreted to income using the effective interest method. General expenses of the Munder Funds are allocated to each fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are prorated among the share classes based on the relative net assets of each class.

   Fees Waived by Transfer Agent: The transfer agent has contractually agreed to waive, for the period of its contract with the Fund, a portion of the fee it charges the Fund. The amount of the waiver is equal to the servicing fee it collects from Fund shareholders with account balances below a specified minimum. Such waivers are reflected as fees waived in the accompanying Statement of Operations.

   Short-Term Trading (Redemption) Fees: Class A, Class B and Class C Shares of the Fund held less than thirty (30) days are subject to a short-term trading fee equal to 2.0% of the proceeds of redeemed shares. The fee, which

MUNDER EMERGING MARKETS FUND
   Notes to Financial Statements, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

is retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown on the Statement of Changes as shareholder transaction fees.

   Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid at least annually (if available) by the Fund. The Fund's net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

   Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

   Federal Income Taxes: The Fund's policy is to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

2. INVESTMENT ADVISOR, ADMINISTRATOR, SUB-ADVISOR AND OTHER RELATED PARTY TRANSACTIONS

   For its advisory services, the Advisor is entitled to receive from the Fund a fee, computed daily and payable monthly at an annual rate of 1.25% of the value of its average daily net assets.

   The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund a fee, computed daily and payable monthly, based on the aggregate average daily net assets of all of the portfolios of MFI, MFT, Framlington, @Vantage and the Liquidity Plus Money Market Fund, a portfolio of St. Clair, as follows:

AGGREGATE NET ASSETS                                           FEE
--------------------------------------------------------------------
First $2.8 billion..........................................  0.141%
Next $2.2 billion...........................................  0.131%
Next $5.0 billion...........................................  0.129%
Next $2.5 billion...........................................  0.080%
Thereafter..................................................  0.070%

MUNDER EMERGING MARKETS FUND
   Notes to Financial Statements, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

   In its capacity as administrator, the Advisor is also entitled to receive a fee from the institutional portfolios of St. Clair based on their aggregate average daily net assets.

   For the period from June 1, 2002 through May 31, 2003, the Advisor has agreed to limit to $3.9 million the total amount it may receive in the aggregate from MFI, MFT, Framlington, St. Clair and @Vantage for its services as administrator, after payment of sub-administration fees to the Munder Funds' sub-administrators. For the period ended December 31, 2002, the Advisor earned $14,235 before payment of sub-administration fees and $3,590 after payment of sub-administration fees for its administrative services to the Fund.

   The Advisor voluntarily agreed to reimburse certain operating expenses of the Fund. The amount reimbursed during the period ended December 31, 2002 totaled $83,940.

   Pursuant to a sub-advisory agreement with the Advisor, Framlington Overseas Investment Management Limited (the "Sub-Advisor") provides sub-advisory services to the Fund and is responsible for its management, including all decisions regarding purchases and sales of portfolio securities. For its services with regard to the Fund, the Advisor pays the Sub-Advisor a monthly fee equal on an annual basis to 40% of the Advisor's net advisory revenues earned by the Advisor with respect to the Fund. The Advisor indirectly owns a 49% interest in the Sub-Advisor.

   Comerica Inc. ("Comerica"), through its wholly-owned subsidiary Comerica Bank, owns approximately 97% of the Advisor. Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the aggregate average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $876 for its sub-transfer agency and other related services provided to the Fund included in these financial statements for the period ended December 31, 2002.

   Each Trustee of MFT and Framlington and each Director of MFI and St. Clair is paid an aggregate fee for services provided as a Board member of MFT, MFI, Framlington and St. Clair. The fee consists of a $68,000 annual retainer ($90,000 for the Chairman) for services in such capacity, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid an annual retainer of $4,000 for services as a Board member plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit

MUNDER EMERGING MARKETS FUND
   Notes to Financial Statements, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Directors/Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Director/Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MFI, MFT, Framlington, St. Clair and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica's affiliates receives any compensation from MFI, MFT, Framlington, St. Clair or @Vantage.

3. DISTRIBUTION AND SERVICE PLAN

   The Fund has a Distribution and Service Plan (the "Plan") with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, the service fees are used primarily to pay securities dealers and other financial institutions and organizations (collectively, the "Service Organizations") who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B and Class C Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

   The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:


  CLASS A      CLASS B      CLASS C       CLASS K
  SHARES       SHARES       SHARES        SHARES
12B-1 FEES   12B-1 FEES   12B-1 FEES   SERVICE FEES
---------------------------------------------------
  0.25%        1.00%        1.00%         0.25%

   Comerica Securities, a wholly-owned subsidiary of Comerica, and Comerica Bank are among the Service Organizations who receive fees from the Fund under the Plan. For the period ended December 31, 2002, the Fund paid $6 and $14,457 to Comerica Securities and Comerica Bank, respectively, for shareholder services provided to Class A, Class B, Class C and Class K shareholders.

MUNDER EMERGING MARKETS FUND
   Notes to Financial Statements, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

4. SECURITIES TRANSACTIONS

   Cost of purchases and proceeds from sales of securities, other than short-term investments and U.S. Government securities, were $14,704,454 and $19,299,798 respectively, for the period ended December 31, 2002.

   At December 31, 2002, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $719,013 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $3,734,666 and net depreciation for financial reporting purposes was $3,015,653. At December 31, 2002, aggregate cost for financial reporting purposes was $21,975,172.

5. TRANSACTIONS WITH AFFILIATED COMPANIES

   The term "affiliated company" includes investment companies with the same sub-advisor as the Fund. At December 31, 2002, the Fund held the following security of an affiliated company:



                            VALUE AT     PURCHASED         SOLD        VALUE AT   REALIZED
        AFFILIATE           6/30/02    COST   SHARES   COST   SHARES   12/31/02   GAIN (LOSS)
----------------------------------------------------------------------------------------------
Korea Investment
  Opportunities Limited     $335,300    $--    --       $--    --      $297,500        $--

6. GEOGRAPHIC CONCENTRATION

   The Fund intends to invest at least 80% of its assets in securities of companies in emerging markets, based on the country of organization, the primary stock exchange on which the security is traded, the location of most of the company's assets, or the location where goods are produced or sold, investments are made, or services are performed that account for most of the company's revenues or profits. Investing in securities of foreign companies and/or foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and/or U.S. Government securities. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of U.S. companies and the U.S. Government.

7. REVOLVING LINE OF CREDIT

   Effective December 18, 2002, the Munder Funds renewed a revolving line of credit with State Street Bank and Trust Company in which the Fund, and

MUNDER EMERGING MARKETS FUND
   Notes to Financial Statements, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 17, 2003 on the daily amount of the unused commitment. During the period ended December 31, 2002, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2002 total commitment fees for the Fund were $253.

8. SUBSEQUENT EVENTS

   On February 11, 2003, the Board of Trustees approved the following matters to be voted upon by shareholders of the Fund: (1) the election of eight Trustees of Framlington, seven of which are currently members of the Board of Trustees, (2) a Plan of Reorganization and Redomiciliation providing for (a) the acquisition of all of the assets of the Fund by a corresponding series ("New Fund") of the Munder Series Trust, a newly formed Delaware statutory trust, in exchange for shares of the New Fund and the assumption of all liabilities of the Fund by the corresponding New Fund and (b) the subsequent liquidation of the Fund, and (3) the amendment or elimination of certain of the Fund's fundamental investment restrictions in order to modernize its investment restrictions and increase its investment flexibility.

                      [This Page Intentionally Left Blank]

BOARD OF TRUSTEES

             Charles W. Elliott, Chairman
             John Rakolta, Jr., Vice Chairman
             David J. Brophy
             Joseph E. Champagne
             Thomas D. Eckert
             Michael T. Monahan
             Arthur T. Porter
OFFICERS

             James C. Robinson, President
             Peter K. Hoglund, Vice President
             Elyse G. Essick, Vice President
             Stephen J. Shenkenberg, Vice President and Secretary
             Mary Ann Shumaker, Assistant Secretary
             Melanie Mayo West, Assistant Secretary
             Cherie N. Ugorowski, Treasurer
             David W. Rumph, Assistant Treasurer
             Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

             Munder Capital Management
             Munder Capital Center
             480 Pierce Street
             Birmingham, MI 48009
INVESTMENT SUB-ADVISOR

             Framlington Overseas Investment Management Limited
             155 Bishopsgate
             London, England EC2M 3XJ
TRANSFER AGENT

             PFPC, Inc.
             4400 Computer Drive
             Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

             State Street Bank & Trust Company
             225 Franklin Street
             Boston, MA 02110
DISTRIBUTOR & SUB-ADMINISTRATOR

             Funds Distributor, Inc.
             60 State Street
             Boston, MA 02109
LEGAL COUNSEL

             Dechert LLP
             1775 I Street, N.W.
             Washington, D.C. 20006
INDEPENDENT AUDITORS

             Ernst & Young LLP
             200 Clarendon Street
             Boston, MA 02116

SANNEMRG1202

                                                              SEMI-ANNUAL REPORT

                                                               DECEMBER 31, 2002

                                                          MUNDER HEALTHCARE FUND
                                                        Class A, B, C & Y Shares
FAMILY OF FUNDS
(covered in separate semi-annual reports)

LARGE-CAP EQUITY             INTERNATIONAL
Large-Cap Growth             International Growth
Multi-Season Growth          International Equity
Index 500                    International Bond
Large-Cap Value              Emerging Markets

MID- TO MICRO-CAP            TAXABLE INCOME
EQUITY                       Bond
MidCap Select                Intermediate Bond
Small Company Growth         U.S. Government Income
Small-Cap Value
Micro-Cap Equity             TAX-FREE INCOME
                             Michigan Tax-Free Bond
NICHE/SECTOR EQUITY          Tax-Free Bond
NetNet                       Tax-Free Short-Intermediate Bond
Future Technology
Healthcare                   MONEY MARKET
Bio(Tech)(2)                 Cash Investment
Power Plus                   Tax-Free Money Market
Real Estate Equity           U.S. Treasury Money Market
Investment

HYBRID
Balanced
Fund of Funds

                                                          ---------------------------
                                                            Save paper and receive
                                                                 this document
                                                            electronically. Sign up
                                                          for electronic delivery at
                                                             WWW.MUNDERFUNDS.COM/
                                                                   EDELIVERY
                                                          ---------------------------

[MUNDER FUNDS LOGO]

THE MUNDER FUNDS LETTER TO SHAREHOLDERS

DEAR FELLOW MUNDER FUND SHAREHOLDERS:

   During the past six months, we saw a continuation of the difficult environment for stock investors that has persisted since the spring of 2000. From June 30 through December 31, 2002, the S&P 500 generated a return of -10.30%. The only good news was that the period ended on a strong note, with the third quarter S&P 500 return of -17.28% followed by an 8.43% return for the fourth quarter. For the six-month period as a whole, the performance of the S&P SmallCap 600 Index (-14.61%) and the S&P MidCap 400 Index (-11.68%) trailed the -10.30% return of the large-cap S&P 500 Index.

   The double-digit negative return for the stock market during the third quarter is not difficult to understand. The market was depressed, in large part, by a wicked brew of uncertainty and fear. There were concerns about the pace of economic growth, corporate accounting scandals, the prospect for war with Iraq and lingering concerns about terrorism. The uncertainty and fear were fueled by prior stock losses and an unusually volatile market. During the third quarter, the S&P 500 rose or fell by 1% or more on 69% of the trading days, and by 2% or more on 41% of the trading days. You have to go back to the 1930s to find a more volatile period. This volatility feeds the negative psychology, which simply creates more volatility. It becomes a vicious circle.

   During the fourth quarter, the stock market rallied. Positive returns for the S&P 500 in October and November offset a negative return in December. What is ironic about October and November is that, even with all of the uncertainties plaguing stock investors, the rally was most evident in the more speculative and lower quality segments of the market. Stocks with an A+ ranking had the lowest returns (+2.96%) while stocks with a C ranking posted an average return of 28.50%. Investors appeared to be buying the most beaten down stocks, even where there was no change in fundamentals to support a higher price. In contrast, in the third quarter, stocks with quality rankings of A+ averaged a -12.38% return, significantly outperforming the -20.88% return for C-ranked stocks.

   During the six months ending December 31, the healthcare sector of the large-cap S&P 500 universe had good relative performance, with a -2.53% return, compared to the -10.30% return for the S&P 500. In the small-cap sector of the stock market, health care stocks had lower absolute and relative returns. The Russell 2000 Healthcare Index, a measure of small-cap health care stocks, had a return of -16.45% for that same six-month period.

   We remain enthusiastic about the outlook for healthcare service stocks. Profits have been outstanding, beating estimates in most areas, but share prices are down from year ago levels. We have therefore, been able to find what we believe is good value across all sectors of healthcare and, subject to the usual provisos about world geopolitical events, we will be disappointed if the Munder Healthcare Fund does not make solid progress in 2003.

   On the following pages, you will find information and commentary on the relative and absolute performance of the Fund covered in this semi-annual report. If you have any questions about your current investments or any of the Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our Web site at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

   Very Truly Yours,

   /s/ James C. Robinson
   James C. Robinson, President
   The Munder Funds

TABLE OF
   CONTENTS
--------------------------------------------------------------------------------

                  II         Management's Discussion of Fund Performance

                  1          Portfolio of Investments
                  6          Statement of Assets and Liabilities
                  8          Statement of Operations
                  9          Statements of Changes in Net Assets
                  10         Statements of Changes -- Capital Stock Activity
                  12         Financial Highlights
                  17         Notes to Financial Statements

--------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND
ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD,
OR ANY OTHER AGENCY. ALL MUTUAL FUND SHARES INVOLVE CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

MANAGEMENT'S DISCUSSION OF
   FUND PERFORMANCE
--------------------------------------------------------------------------------

THE PERFORMANCE DATA CONTAINED IN THE FOLLOWING COMMENTARY IS BASED ON CLASS Y SHARES OF THE FUND AND THE PERFORMANCE FOR OTHER CLASSES OF SHARES WILL DIFFER. THE RETURNS FOR THE FUND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR UPON REDEMPTION OF FUND SHARES. PLEASE NOTE THAT ANY INDEX AGAINST WHICH THE FUND IS COMPARED IS NOT AN ACTUAL FUND AND NO EXPENSES ARE NETTED AGAINST ITS RETURNS. YOU CANNOT INVEST DIRECTLY IN AN INDEX. THE RETURNS FOR THE FUND ARE REPORTED AFTER THE DEDUCTION OF ALL EXPENSES.

FUND MANAGERS: The Munder Healthcare Fund Team

   The Fund generated a -11.27% return for the six months ending December 31, compared to the -16.45% return for the Russell 2000 Healthcare Index and the -6.24% median return for the Lipper universe of health/biotechnology mutual funds.

   During the six months ending December 31, the Fund benefited from its relatively heavy weighting (30%) in biotechnology stocks. After declining significantly during the first half of 2002, the biotech sector began to move up during the second half of the year. One reason for this biotech rally was that the flow of news in the sector improved significantly in the second half of the year. The appointment of the new FDA Commissioner was also an important milestone for the group, whose lifeblood is new product approvals. Overall, we expect 2003 to be a better year for biotechnology stocks than 2002. Whether it will be good enough to allow for initial public offerings of biotechnology companies is unclear, though we believe subsequent offerings such as have been occurring recently are likely to continue.

   Another boost to returns during the six months ending December 31 came from the sale of the Fund's position in Tenet Healthcare before it became apparent that the company had been boosting its profits on high cost patients by aggressive interpretation of reimbursement rules. Although the problem was specific to Tenet, it put pressure on other hospital stocks. Fundamentally, we believe that the well-managed, investor-owned hospital groups are in a good position to take market share from the not-for-profit sector (still the vast majority of the market).

   About 24% of the Fund was invested in medical device companies as of December
31. We continue to believe that demographic factors are highly favorable for the device industry, which tends to be focused on older patients. Presently in our view, the three most exciting new product areas in the device industry are drug-eluting stents, new tri-chamber cardiovascular devices for heart failure patients, and minimally invasive hip replacements that are expected to cut hospitalization and recovery times in half. Zimmer Holdings, Inc. (1.11% of the Fund), a newer holding, is anticipated to be the first to launch this latter device. In addition to these areas, we hold a number of specialty companies in urology, diabetes, pain management and neurosurgery.

   We also remain enthusiastic about the outlook for healthcare service stocks. Profits have been outstanding, beating estimates in most areas, but share prices are down from December 2001 levels. As a result, based on what we believe is a price-to-earnings (P/E) ratio below its long-term growth rate and a significant discount to the overall stock market, we recently added UnitedHealth Group, Inc. to the portfolio (1.06% of the Fund).

MUNDER HEALTHCARE FUND
   Portfolio of Investments, December 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

SHARES                                                                       VALUE
----------------------------------------------------------------------------------
COMMON STOCKS -- 101.1%
   BIOTECHNOLOGY -- 30.0%
  600,000      Acambis Plc+                                           $  2,658,089
   48,573      Actelion Ltd.+                                            2,142,255
   80,000      Alexion Pharmaceuticals, Inc.+                            1,129,600
  147,175      Alkermes, Inc.+                                             922,787
   62,500      Amgen, Inc.+                                              3,021,250
  130,000      Amylin Pharmaceuticals, Inc.+                             2,098,200
  160,000      Biosearch Italia SpA+                                     2,852,463
  151,150      Cambridge Antibody Technology Group Plc+                  1,249,222
  100,000      Celgene Corporation+                                      2,147,000
  100,000      Cell Therapeutics, Inc.+                                    727,000
  330,000      Celltech Group Plc+                                       1,832,416
   45,000      Cephalon, Inc.+                                           2,190,060
  420,000      ConjuChem, Inc.+                                            106,349
  100,000      CV Therapeutics, Inc.+                                    1,822,000
  255,000      Dendreon Corporation+                                     1,354,050
  328,150      Exelixis, Inc.+                                           2,625,200
   57,500      Gilead Sciences, Inc.+                                    1,955,000
   85,000      ICOS Corporation+                                         1,989,850
   60,000      IDEC Pharmaceuticals Corporation+                         1,990,200
  600,000      Introgen Therapeutics, Inc.+                              1,290,000
  250,000      Isis Pharmaceuticals, Inc.+                               1,647,500
   60,000      Karo Bio AB+                                                586,612
  250,000      La Jolla Pharmaceutical Company+                          1,625,000
  250,000      La Jolla Pharmaceutical Company+, *                       1,625,000
  290,525      Lexicon Genetics, Inc.+                                   1,374,183
   90,000      MedImmune, Inc.+                                          2,445,300
   56,200      Neurocrine Biosciences, Inc.+                             2,566,092
  161,350      Nicox+                                                    2,368,907
   45,595      Novuspharma SpA+                                            941,964
  100,000      OSI Pharmaceuticals, Inc.+                                1,640,000
2,398,157      Oxford BioMedica Plc+                                       248,187
  150,000      SangStat Medical Corporation+                             1,695,000
  150,000      Telik, Inc.+                                              1,749,000
   75,000      TranskaryoticTherapies, Inc.+                               742,500
  100,000      Vical, Inc.+                                                347,000
  334,850      XOMA Ltd.+                                                1,416,416
1,120,000      XTL Biopharmaceuticals Ltd.+                                180,264
                                                                      ------------
                                                                        59,301,916
                                                                      ------------

                       See Notes to Financial Statements.

MUNDER HEALTHCARE FUND
   Portfolio of Investments, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

SHARES                                                                       VALUE
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   HEALTH CARE EQUIPMENT & SUPPLIES -- 24.3%
   67,500      Advanced Neuromodulation Systems, Inc.+                $  2,369,250
  443,475      AeroGen, Inc.+                                              155,216
  140,000      American Medical Systems Holdings, Inc.+                  2,269,400
  337,500      Axis-Shield Plc+                                            701,986
  110,000      Biomet, Inc.                                              3,152,600
   52,000      Biosite Diagnostics, Inc.+                                1,769,040
   15,900      CTI Molecular Imaging, Inc.+                                392,094
  170,000      Cytyc Corporation+                                        1,734,000
  300,000      Dyax Corporation+                                           540,000
  215,700      Endocardial Solutions, Inc.+                                729,066
   82,175      Endocare, Inc.+                                             164,350
  200,000      EPIX Medical, Inc.+                                       1,446,000
   75,000      Fisher Scientific International, Inc.+                    2,256,000
  953,000      Gyrus Group Plc+                                          2,666,911
  250,000      Inhale Therapeutic Systems, Inc.+                         2,020,000
  145,000      Integra LifeSciences Holdings+                            2,559,250
  119,725      Kensey Nash Corporation+                                  2,187,376
  165,000      Kyphon, Inc.+                                             1,409,100
  250,000      MedSource Technologies, Inc.+                             1,622,500
   55,000      Medtronic, Inc.                                           2,508,000
   35,470      Nobel Biocare AG+                                         2,279,866
   60,000      ResMed, Inc.+                                             1,834,200
  262,000      Rita Medical Systems, Inc.+                               1,323,100
   47,675      St. Jude Medical, Inc.+                                   1,893,651
    3,500      Synthes-Stratec, Inc.                                     2,145,904
  160,000      Therasense, Inc.+                                         1,336,000
  270,000      Transgenomic, Inc.+                                         604,530
   94,525      Wright Medical Group, Inc.+                               1,650,312
   52,775      Zimmer Holdings, Inc.+                                    2,191,218
                                                                      ------------
                                                                        47,910,920
                                                                      ------------
   HEALTH CARE PROVIDERS & SERVICES -- 21.7%
   91,162      Accredo Health, Inc.+                                     3,213,460
   45,000      American Healthways, Inc.+                                  787,500
   37,000      AmerisourceBergen Corporation                             2,009,470
  125,000      AMN Healthcare Services, Inc.+                            2,113,750
   37,000      Anthem, Inc.+                                             2,327,300
  220,000      Caremark Rx, Inc.+                                        3,575,000
   51,325      Cerner Corporation+                                       1,604,420

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

SHARES                                                                       VALUE
----------------------------------------------------------------------------------
   HEALTH CARE PROVIDERS & SERVICES (CONTINUED)
  262,245      Evotec Biosystems AG+                                  $    497,779
  211,275      First Horizon Pharmaceutical Corporation+                 1,579,914
   50,000      HCA, Inc.                                                 2,075,000
   44,500      Henry Schein, Inc.+                                       2,002,500
   65,000      ICON Plc, ADR+                                            1,749,150
   14,675      Impac Med Systems, Inc.+                                    271,781
   14,575      Inveresk Research Group, Inc.+                              314,529
   83,145      Laboratory Corporation of America Holdings+               1,932,290
   75,675      MedCath Corporation+                                        756,750
  100,000      Omnicare, Inc.                                            2,383,000
  253,000      Omnicell, Inc.+                                             670,450
   80,000      Pharmaceutical Product Development, Inc.+                 2,341,600
  200,000      Select Medical Corporation+                               2,698,000
   60,000      Triad Hospitals, Inc.+                                    1,789,800
  120,000      United Surgical Partners International, Inc.+             1,874,520
   25,000      UnitedHealth Group, Inc.                                  2,087,500
   30,000      Wellpoint Health Networks, Inc.+                          2,134,800
                                                                      ------------
                                                                        42,790,263
                                                                      ------------
   INTERNET SOFTWARE & SERVICES -- 0.2%
  326,000      HealthStream, Inc.+                                         459,660
                                                                      ------------
   PHARMACEUTICALS -- 24.9%
   40,000      Allergan, Inc.                                            2,304,800
  135,000      American Pharmaceutical Partners, Inc.+                   2,403,000
   95,000      Biovail Corporation+                                      2,508,950
  285,717      Cellegy Pharmaceuticals, Inc.+                            1,157,439
  125,000      Cellegy Pharmaceuticals, Inc.+, *                           506,375
   80,000      CIMA Labs, Inc.+                                          1,935,280
  427,275      Discovery Partners International+                         1,187,824
   42,500      Forest Laboratories, Inc.+                                4,174,350
  350,000      Galen Holdings Plc                                        2,810,992
  280,000      Inspire Pharmaceuticals, Inc.+                            2,615,200
   80,000      InterMune, Inc.+                                          2,040,800
  110,000      KV Pharmaceutical Company, Class A+                       2,552,000
   50,000      Medicis Pharmaceutical Corporation, Class A+              2,483,500
  160,000      MGI Pharma, Inc.+                                         1,160,000
  337,350      Neurochem, Inc.+                                          1,665,715
  100,000      NPS Pharmaceuticals, Inc.+                                2,517,000
  135,000      Pfizer, Inc.                                              4,126,950
  495,000      Pharmagene Plc+                                             223,077

                       See Notes to Financial Statements.

MUNDER HEALTHCARE FUND
   Portfolio of Investments, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

SHARES                                                                       VALUE
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   PHARMACEUTICALS (CONTINUED)
  379,475      POZEN, Inc.+                                           $  1,954,296
   75,000      Scios, Inc.+                                              2,443,500
  150,000      SICOR, Inc.+                                              2,377,500
   76,000      Teva Pharmaceutical, ADR                                  2,934,360
   25,000      Trimeris, Inc.+                                           1,077,250
                                                                      ------------
                                                                        49,160,158
                                                                      ------------
   SOFTWARE -- 0.0%#
  202,450      Pharsight Corporation+                                       36,441
                                                                      ------------
TOTAL COMMON STOCKS
   (Cost $315,165,885)                                                 199,659,358
                                                                      ------------
WARRANTS -- 0.0%#
   (Cost $0)
   BIOTECHNOLOGY -- 0.0%#
    2,400      AVANT Immunotherapeutics, Inc., expires 8/24/03+                204
                                                                      ------------

TOTAL INVESTMENTS
   (Cost $315,165,885)                                  101.1%         199,659,562
OTHER ASSETS AND LIABILITIES (NET)                       (1.1)          (2,075,429)
                                                        -----         ------------
NET ASSETS                                              100.0%        $197,584,133
                                                        =====         ============

------------

* Restricted security, which is subject to restrictions on resale under federal securities laws. These securities may only be resold upon registration under federal securities laws or in transactions exempt from such registration. The Munder Healthcare Fund may not invest more than 15% of its net assets in illiquid securities including restricted securities and does not have the right to demand that such securities be registered. At December 31, 2002 these securities represent 1.1% of net assets.

                         SECURITY                         ACQUISITION DATE         ACQUISITION COST
    -----------------------------------------------------------------------------------------------
    Cellegy Pharmaceuticals, Inc.(a)                          09/15/00                $  968,750
    La Jolla Pharmaceutical Company(a)                        02/07/01                 1,550,000
(a) Represents 100% of the market value per share of the unrestricted security of the same issuer on December 31, 2002.
+   Non-income producing security.
#   Amount represents less than 0.1% of net assets.

ABBREVIATION:
ADR -- American Depositary Receipt

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

At December 31, 2002 the country diversification of the Munder Healthcare Fund was as follows:

                                                           % OF
                                                        NET ASSETS             VALUE
                                                        ----------------------------
COMMON STOCK:
United States.......................................       82.4%        $162,891,525
United Kingdom......................................        6.4           12,571,143
Switzerland.........................................        3.3            6,568,025
Canada..............................................        2.2            4,281,014
Italy...............................................        1.9            3,794,427
Israel..............................................        1.5            2,934,360
France..............................................        1.2            2,368,907
Ireland.............................................        0.9            1,749,150
Bermuda.............................................        0.7            1,416,416
Sweden..............................................        0.3              586,612
Germany.............................................        0.3              497,779
                                                          -----         ------------
TOTAL COMMON STOCKS.................................      101.1          199,659,358
WARRANTS
United States.......................................        0.0#                 204
                                                          -----         ------------
TOTAL INVESTMENTS...................................      101.1          199,659,562
OTHER ASSETS AND LIABILITIES (NET)..................       (1.1)          (2,075,429)
                                                          -----         ------------
NET ASSETS..........................................      100.0%        $197,584,133
                                                          =====         ============

------------

# Amount represents less than 0.1% of net assets.

                       See Notes to Financial Statements.

MUNDER HEALTHCARE FUND
   Statement of Assets and Liabilities, December 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
Investments, at value (See accompanying schedule)...........  $199,659,562
Foreign currency, at value..................................       155,681
Dividends receivable........................................        12,694
Receivable for Fund shares sold.............................        86,861
Prepaid expenses and other assets...........................        44,353
                                                              ------------
      Total Assets..........................................   199,959,151
                                                              ------------
LIABILITIES:
Due to custodian............................................        99,206
Payable for Fund shares redeemed............................     1,448,625
Payable for securities purchased............................        27,112
Transfer agency/record keeping fees payable.................       286,741
Investment advisory fees payable............................       173,821
Distribution fees payable...................................       132,123
Administration fees payable.................................        21,892
Custody fees payable........................................        18,044
Trustees' fees and expenses payable.........................        12,705
Shareholder servicing fees payable..........................            43
Accrued expenses and other payables.........................       154,706
                                                              ------------
      Total Liabilities.....................................     2,375,018
                                                              ------------
NET ASSETS..................................................  $197,584,133
                                                              ============
Investments, at cost........................................  $315,165,885
                                                              ============
Foreign currency, at cost...................................  $    156,591
                                                              ============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
Accumulated net investment loss.............................  $  (2,804,804)
Accumulated net realized loss on investments sold...........   (139,334,562)
Net unrealized depreciation of investments..................   (115,506,136)
Par value...................................................         14,264
Paid-in capital in excess of par value......................    455,215,371
                                                              -------------
                                                              $ 197,584,133
                                                              =============
NET ASSETS:
Class A Shares..............................................  $  58,028,575
                                                              =============
Class B Shares..............................................  $  89,387,283
                                                              =============
Class C Shares..............................................  $  44,557,665
                                                              =============
Class K Shares..............................................  $     177,814
                                                              =============
Class Y Shares..............................................  $   5,432,796
                                                              =============
SHARES OUTSTANDING:
Class A Shares..............................................      4,063,613
                                                              =============
Class B Shares..............................................      6,546,409
                                                              =============
Class C Shares..............................................      3,266,355
                                                              =============
Class K Shares..............................................         12,475
                                                              =============
Class Y Shares..............................................        375,253
                                                              =============
CLASS A SHARES:
Net asset value and redemption price per share..............         $14.28
                                                              =============
Maximum sales charge........................................           5.50%
Maximum offering price per share............................         $15.11
                                                              =============
CLASS B SHARES:
Net asset value and offering price per share*...............         $13.65
                                                              =============
CLASS C SHARES:
Net asset value and offering price per share*...............         $13.64
                                                              =============
CLASS K SHARES:
Net asset value, offering price and redemption price per
  share.....................................................         $14.25
                                                              =============
CLASS Y SHARES:
Net asset value, offering price and redemption price per
  share.....................................................         $14.48
                                                              =============

------------

* Redemption price is equal to Net Asset Value less any applicable contingent deferred sales charge ("CDSC").

                       See Notes to Financial Statements.

MUNDER HEALTHCARE FUND
   Statement of Operations, Period Ended December 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest....................................................  $     12,995
Dividends(a)................................................        87,432
                                                              ------------
      Total Investment Income...............................       100,427
                                                              ------------
EXPENSES:
Distribution and shareholder servicing fees:
  Class A Shares............................................        81,065
  Class B Shares............................................       484,170
  Class C Shares............................................       245,247
Shareholder servicing fees:
  Class K Shares............................................           332
Investment advisory fees....................................     1,081,891
Transfer agency/record keeping fees.........................       574,054
Printing and mailing fees...................................       162,757
Administration fees.........................................       145,882
Custody fees................................................        62,347
Legal and audit fees........................................        23,406
Registration and filing fees................................        19,255
Trustees' fees and expenses.................................         7,215
Other.......................................................        12,555
                                                              ------------
      Total Expenses........................................     2,900,176
Fees waived by transfer agent...............................       (20,537)
                                                              ------------
Net Expenses................................................     2,879,639
                                                              ------------
NET INVESTMENT LOSS.........................................    (2,779,212)
                                                              ------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized loss from:
  Security transactions.....................................   (84,566,233)
  Foreign currency transactions.............................       (28,172)
Net change in unrealized appreciation/(depreciation) of:
  Securities................................................    55,882,888
  Foreign currency and net asset translations...............          (351)
                                                              ------------
Net realized and unrealized loss on investments.............   (28,711,868)
                                                              ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $(31,491,080)
                                                              ============

------------

(a) Net of foreign withholding taxes of $1,935.

                       See Notes to Financial Statements.

MUNDER HEALTHCARE FUND
   Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                      PERIOD ENDED
                                                 DECEMBER 31, 2002       YEAR ENDED
                                                       (UNAUDITED)    JUNE 30, 2002
                                                 ----------------------------------
Net investment loss............................    $    (2,779,212)   $  (7,964,001)
Net realized loss on investments sold..........        (84,594,405)     (54,863,012)
Net change in unrealized
  appreciation/(depreciation) of investments...         55,882,537     (117,755,722)
                                                   ---------------    -------------
Net decrease in net assets resulting from
  operations...................................        (31,491,080)    (180,582,735)
Net increase/(decrease) in net assets from Fund
  share transactions:
  Class A Shares...............................        (13,807,907)     (29,774,431)
  Class B Shares...............................        (15,750,367)     (26,523,054)
  Class C Shares...............................        (10,016,070)     (18,271,698)
  Class K Shares...............................           (202,105)        (232,208)
  Class Y Shares...............................            111,408         (186,732)
                                                   ---------------    -------------
Net decrease in net assets.....................        (71,156,121)    (255,570,858)
NET ASSETS:
Beginning of period............................        268,740,254      524,311,112
                                                   ---------------    -------------
End of period..................................    $   197,584,133    $ 268,740,254
                                                   ===============    =============
Accumulated net investment loss................    $    (2,804,804)   $     (25,592)
                                                   ===============    =============

                       See Notes to Financial Statements.

MUNDER HEALTHCARE FUND
   Statements of Changes -- Capital Stock Activity
--------------------------------------------------------------------------------

                                                        PERIOD ENDED
                                                   DECEMBER 31, 2002       YEAR ENDED
                                                         (UNAUDITED)    JUNE 30, 2002
                                                   ----------------------------------
AMOUNT
CLASS A SHARES:
Sold.............................................    $ 16,337,563       $ 48,511,146
Redeemed.........................................     (30,145,470)       (78,285,577)
                                                     ------------       ------------
Net decrease.....................................    $(13,807,907)      $(29,774,431)
                                                     ============       ============
CLASS B SHARES:
Sold.............................................    $  2,888,951       $ 23,398,083
Redeemed.........................................     (18,639,318)       (49,921,137)
                                                     ------------       ------------
Net decrease.....................................    $(15,750,367)      $(26,523,054)
                                                     ============       ============
CLASS C SHARES:
Sold.............................................    $  1,496,296       $ 14,172,774
Redeemed.........................................     (11,512,366)       (32,444,472)
                                                     ------------       ------------
Net decrease.....................................    $(10,016,070)      $(18,271,698)
                                                     ============       ============
CLASS K SHARES:
Sold.............................................    $         --       $    123,185
Redeemed.........................................        (202,105)          (355,393)
                                                     ------------       ------------
Net decrease.....................................    $   (202,105)      $   (232,208)
                                                     ============       ============
CLASS Y SHARES:
Sold.............................................    $    217,476       $    550,018
Redeemed.........................................        (106,068)          (736,750)
                                                     ------------       ------------
Net increase/(decrease)..........................    $    111,408       $   (186,732)
                                                     ============       ============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                        PERIOD ENDED
                                                   DECEMBER 31, 2002       YEAR ENDED
                                                         (UNAUDITED)    JUNE 30, 2002
                                                   ----------------------------------
SHARES
CLASS A SHARES:
Shares authorized ($0.001 par value).............       Unlimited           Unlimited
                                                      ===========         ===========
Sold.............................................       1,129,717           2,343,490
Redeemed.........................................      (2,100,499)         (3,926,402)
                                                      -----------         -----------
Net decrease.....................................        (970,782)         (1,582,912)
                                                      ===========         ===========
CLASS B SHARES:
Shares authorized ($0.001 par value).............       Unlimited           Unlimited
                                                      ===========         ===========
Sold.............................................         211,005           1,164,615
Redeemed.........................................      (1,374,090)         (2,607,371)
                                                      -----------         -----------
Net decrease.....................................      (1,163,085)         (1,442,756)
                                                      ===========         ===========
CLASS C SHARES:
Shares authorized ($0.001 par value).............       Unlimited           Unlimited
                                                      ===========         ===========
Sold.............................................         109,090             703,177
Redeemed.........................................        (849,897)         (1,687,013)
                                                      -----------         -----------
Net decrease.....................................        (740,807)           (983,836)
                                                      ===========         ===========
CLASS K SHARES:
Shares authorized ($0.001 par value).............       Unlimited           Unlimited
                                                      ===========         ===========
Sold.............................................              --               5,860
Redeemed.........................................         (14,661)            (17,854)
                                                      -----------         -----------
Net decrease.....................................         (14,661)            (11,994)
                                                      ===========         ===========
CLASS Y SHARES:
Shares authorized ($0.001 par value).............       Unlimited           Unlimited
                                                      ===========         ===========
Sold.............................................          14,908              26,883
Redeemed.........................................          (7,152)            (36,380)
                                                      -----------         -----------
Net increase/(decrease)..........................           7,756              (9,497)
                                                      ===========         ===========

                       See Notes to Financial Statements.

MUNDER HEALTHCARE FUND(A)
   Financial Highlights, For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------

                                                                A SHARES
                           ----------------------------------------------------------------------------------
                           PERIOD ENDED          YEAR          YEAR          YEAR          YEAR          YEAR
                            12/31/02(C)         ENDED         ENDED         ENDED         ENDED         ENDED
                            (UNAUDITED)    6/30/02(C)    6/30/01(C)    6/30/00(C)    6/30/99(C)    6/30/98(C)
                           ----------------------------------------------------------------------------------
Net asset value, beginning
 of period................   $ 16.11         $25.31       $  28.35       $10.46        $11.82        $10.89
                             -------         ------       --------       ------        ------        ------
INCOME/(LOSS) FROM
 INVESTMENT OPERATIONS:
Net investment loss.......     (0.15)         (0.32)         (0.35)       (0.22)        (0.13)        (0.15)
Net realized and
 unrealized gain/(loss) on
 investments..............     (1.68)         (8.88)         (1.93)       18.11         (1.13)         1.08
                             -------         ------       --------       ------        ------        ------
Total from investment
 operations...............     (1.83)         (9.20)         (2.28)       17.89         (1.26)         0.93
                             -------         ------       --------       ------        ------        ------
LESS DISTRIBUTIONS:
Distributions from net
 realized gains...........        --             --          (0.55)          --         (0.08)           --
Distributions in excess of
 net realized gains.......        --             --          (0.21)          --         (0.02)           --
                             -------         ------       --------       ------        ------        ------
Total distributions.......        --             --          (0.76)          --         (0.10)           --
                             -------         ------       --------       ------        ------        ------
Net asset value, end of
 period...................   $ 14.28         $16.11       $  25.31       $28.35        $10.46        $11.82
                             =======         ======       ========       ======        ======        ======
TOTAL RETURN (B)..........    (11.41)%       (36.28)%        (8.38)%     171.03%       (10.69)%        8.54%
                             =======         ======       ========       ======        ======        ======
RATIOS TO AVERAGE NET
 ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period
 (in 000's)...............   $58,029         $81,129      $167,514       $79,441       $3,382        $4,984
Ratio of operating
 expenses to average net
 assets...................      2.17%(d)       1.63%          1.55%        1.61%         1.61%         1.62%
Ratio of net investment
 loss to average net
 assets...................     (2.07)%(d)     (1.54)%        (1.28)%      (1.01)%       (1.27)%       (1.20)%
Portfolio turnover rate...        21%            38%            45%          60%           49%           47%
Ratio of operating
 expenses to average net
 assets without expense
 waivers and/or
 reimbursements...........      2.18%(d)       1.72%          1.55%        1.63%         1.92%         2.40%

------------

(a) The Munder Healthcare Fund Class A Shares and Class B Shares commenced operations on February 14, 1997 and January 31, 1997, respectively.

(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c) Per share numbers have been calculated using the average shares method.

(d) Annualized.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                        B SHARES
----------------------------------------------------------------------------------------
    PERIOD ENDED            YEAR          YEAR          YEAR          YEAR          YEAR
     12/31/02(C)           ENDED         ENDED         ENDED         ENDED         ENDED
     (UNAUDITED)      6/30/02(C)    6/30/01(C)    6/30/00(C)    6/30/99(C)    6/30/98(C)
----------------------------------------------------------------------------------------
       $15.47          $  24.48      $  27.64      $  10.27       $11.69        $10.85
       ------          --------      --------      --------       ------        ------
        (0.19)            (0.45)        (0.53)        (0.37)       (0.21)        (0.23)
        (1.63)            (8.56)        (1.87)        17.74        (1.11)         1.07
       ------          --------      --------      --------       ------        ------
        (1.82)            (9.01)        (2.40)        17.37        (1.32)         0.84
       ------          --------      --------      --------       ------        ------
           --                --         (0.55)           --        (0.08)           --
           --                --         (0.21)           --        (0.02)           --
       ------          --------      --------      --------       ------        ------
           --                --         (0.76)           --        (0.10)           --
       ------          --------      --------      --------       ------        ------
       $13.65          $  15.47      $  24.48      $  27.64       $10.27        $11.69
       ======          ========      ========      ========       ======        ======
       (11.76)%          (36.78)%       (9.04)%      169.13%      (11.40)%        7.83%
       ======          ========      ========      ========       ======        ======
       $89,387         $119,253      $224,080      $102,859       $6,682        $8,664
         2.92%(d)          2.38%         2.30%         2.36%        2.36%         2.37%
        (2.82)%(d)        (2.29)%       (2.03)%       (1.75)%      (2.02)%       (1.95)%
           21%               38%           45%           60%          49%           47%
         2.93%(d)          2.47%         2.30%         2.38%        2.67%         3.15%

                       See Notes to Financial Statements.

MUNDER HEALTHCARE FUND(A)
   Financial Highlights, For a Share Outstanding Throughout Each Period (continued)
--------------------------------------------------------------------------------

                                                                C SHARES
                           ----------------------------------------------------------------------------------
                           PERIOD ENDED          YEAR          YEAR          YEAR          YEAR          YEAR
                            12/31/02(C)         ENDED         ENDED         ENDED         ENDED         ENDED
                            (UNAUDITED)    6/30/02(C)    6/30/01(C)    6/30/00(C)    6/30/99(C)    6/30/98(C)
                           ----------------------------------------------------------------------------------
Net asset value, beginning
of period.................   $ 15.45         $24.46       $  27.62       $10.27        $11.69        $10.86
                             -------         ------       --------       ------        ------        ------
INCOME/(LOSS) FROM
 INVESTMENT OPERATIONS:
Net investment loss.......     (0.19)         (0.45)         (0.53)       (0.40)        (0.21)        (0.23)
Net realized and
 unrealized gain/(loss) on
 investments..............     (1.62)         (8.56)         (1.87)       17.75         (1.11)         1.06
                             -------         ------       --------       ------        ------        ------
Total from investment
 operations...............     (1.81)         (9.01)         (2.40)       17.35         (1.32)         0.83
                             -------         ------       --------       ------        ------        ------
LESS DISTRIBUTIONS:
Distributions from net
 realized gains...........        --             --          (0.55)          --         (0.08)           --
Distributions in excess of
 net realized gains.......        --             --          (0.21)          --         (0.02)           --
                             -------         ------       --------       ------        ------        ------
Total distributions.......        --             --          (0.76)          --         (0.10)           --
                             -------         ------       --------       ------        ------        ------
Net asset value, end of
 period...................   $ 13.64         $15.45       $  24.46       $27.62        $10.27        $11.69
                             =======         ======       ========       ======        ======        ======
TOTAL RETURN(B)...........    (11.77)%       (36.77)%        (9.05)%     168.94%       (11.40)%        7.73%
                             =======         ======       ========       ======        ======        ======
RATIOS TO AVERAGE NET
 ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period
 (in 000's)...............   $44,558         $61,925      $122,087       $77,156       $1,652        $3,378
Ratio of operating
 expenses to average net
 assets...................      2.92%(d)       2.38%          2.30%        2.36%         2.36%         2.37%
Ratio of net investment
 loss to average net
 assets...................     (2.82)%(d)     (2.29)%        (2.03)%      (1.75)%       (2.02)%       (1.95)%
Portfolio turnover rate...        21%            38%            45%          60%           49%           47%
Ratio of operating
 expenses to average net
 assets without expense
 waivers and/or
 reimbursements...........      2.93%(d)       2.47%          2.30%        2.38%         2.67%         3.15%

------------

(a) The Munder Healthcare Fund Class C Shares and Class Y Shares commenced operations on January 13, 1997 and December 31, 1996, respectively.

(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c) Per share numbers have been calculated using the average shares method.

(d) Annualized.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                       Y SHARES
--------------------------------------------------------------------------------------
    PERIOD ENDED          YEAR          YEAR          YEAR          YEAR          YEAR
     12/31/02(C)         ENDED         ENDED         ENDED         ENDED         ENDED
     (UNAUDITED)    6/30/02(C)    6/30/01(C)    6/30/00(C)    6/30/99(C)    6/30/98(C)
--------------------------------------------------------------------------------------
       $16.32         $25.57        $28.56        $10.50        $11.84        $10.89
       ------         ------        ------        ------        ------        ------
        (0.13)         (0.27)        (0.29)        (0.13)        (0.11)        (0.11)
        (1.71)         (8.98)        (1.94)        18.19         (1.13)         1.06
       ------         ------        ------        ------        ------        ------
        (1.84)         (9.25)        (2.23)        18.06         (1.24)         0.95
       ------         ------        ------        ------        ------        ------
           --             --         (0.55)           --         (0.08)           --
           --             --         (0.21)           --         (0.02)           --
       ------         ------        ------        ------        ------        ------
           --             --         (0.76)           --         (0.10)           --
       ------         ------        ------        ------        ------        ------
       $14.48         $16.32        $25.57        $28.56        $10.50        $11.84
       ======         ======        ======        ======        ======        ======
       (11.27)%       (36.15)%       (8.14)%      171.74%       (10.42)%        8.72%
       ======         ======        ======        ======        ======        ======
       $5,433         $5,997        $9,640        $15,989       $5,303        $5,458
         1.92%(d)       1.38%         1.30%         1.36%         1.36%         1.37%
        (1.82)%(d)     (1.29)%       (1.03)%       (0.76)%       (1.03)%       (0.95)%
           21%            38%           45%           60%           49%           47%
         1.93%(d)       1.47%         1.30%         1.38%         1.67%         2.15%

                       See Notes to Financial Statements.

                      [This Page Intentionally Left Blank]

MUNDER HEALTHCARE FUND
   Notes to Financial Statements, December 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

   As of December 31, 2002, the Munder Funds (sometimes referred to as the "Funds") consisted of 36 portfolios, each of which is a series of The Munder Funds, Inc. ("MFI"), The Munder Funds Trust ("MFT"), The Munder Framlington Funds Trust ("Framlington"), St. Clair Funds, Inc. ("St. Clair"), or Munder @Vantage Fund ("@Vantage"). Information presented in these financial statements pertains only to the Munder Healthcare Fund (the "Fund"), a series of Framlington. Framlington is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and was organized as a Massachusetts business trust on October 30, 1996. The Fund is classified as a diversified management investment company under the 1940 Act.

   The Fund offers 5 classes of shares -- Class A, Class B, Class C, Class K and Class Y Shares. Financial statements for Class K shares of the Fund and for all classes of the other Munder Funds are presented in separate reports.

   On October 31, 2002, the Fund changed its name from Munder Framlington Healthcare Fund to Munder Healthcare Fund.

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

   Security Valuation: Securities are valued at the latest quoted sales price on the primary market or exchange where such securities are traded. Unlisted securities, or securities for which the latest sales prices are not available, are valued at the mean of the most recently quoted bid and asked prices. Restricted securities, and securities and assets for which market quotations are not readily available, are valued at fair value by a pricing committee, under the guidelines approved by the Board of Trustees. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the last sale price of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities will be determined through the consideration of other factors by or in accordance with guidelines approved by the Board of Trustees. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an

MUNDER HEALTHCARE FUND
   Notes to Financial Statements, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

   Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of each business day. Purchases and sales of investment securities and items of income and expense denominated in foreign currencies are translated on the respective dates of such transactions. Unrealized gains and losses resulting from changes in foreign currency exchange rates are included in the net change in unrealized appreciation/(depreciation) of foreign currency. Net realized gains and losses from foreign currency transactions include foreign currency gains and losses between trade date and settlement date on investment security transactions and foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses from security transactions.

   Forward Foreign Currency Exchange Contracts: The Fund may engage in forward foreign currency exchange contracts in an effort to facilitate transactions in foreign securities and to reduce exposure to foreign currency exchange rates. Forward foreign currency exchange contracts are marked-to-market daily based on the underlying appreciation or depreciation on forward foreign exchange contracts. When the contract is closed, the Fund records a realized gain or loss from foreign currency transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

   Repurchase Agreements: The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the
 18

MUNDER HEALTHCARE FUND
   Notes to Financial Statements, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights. Munder Capital Management (the "Advisor") reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

   Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as a Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. General expenses of the Munder Funds are allocated to each fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are prorated among the share classes based on the relative net assets of each class.

   Fees Waived by Transfer Agent: The transfer agent has contractually agreed to waive, for the period of its contract with the Fund, a portion of the fee it charges the Fund. The amount of the waiver is equal to the servicing fee it collects from Fund shareholders with account balances below a specified minimum. Such waivers are reflected as fees waived in the accompanying Statement of Operations.

   Short-Term Trading (Redemption) Fees: Class A, Class B and Class C Shares of the Fund held less than thirty (30) days are subject to a short-term trading fee equal to 2.0% of the proceeds of redeemed shares. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown on the Statement of Changes as shareholder transaction fees.

MUNDER HEALTHCARE FUND
   Notes to Financial Statements, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

   Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid at least annually (if available) by the Fund. The Fund's net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

   Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

   Federal Income Taxes: The Fund's policy is to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

2. INVESTMENT ADVISOR, ADMINISTRATOR, SUB-ADVISOR AND OTHER RELATED PARTY TRANSACTIONS

   For its advisory services, the Advisor is entitled to receive a fee, computed daily and payable monthly, based on the average daily net assets of the Fund at an annual rate of 1.00% based on assets up to $250 million and 0.75% based on assets exceeding $250 million.

   The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund a fee, computed daily and payable monthly, based on the aggregate average daily net assets of all of the portfolios of MFI, MFT, Framlington, @Vantage and the Liquidity Plus Money Market Fund, a portfolio of St. Clair, as follows:

AGGREGATE NET ASSETS                                           FEE
--------------------------------------------------------------------
First $2.8 billion..........................................  0.141%
Next $2.2 billion...........................................  0.131%
Next $5.0 billion...........................................  0.129%
Next $2.5 billion...........................................  0.080%
Thereafter..................................................  0.070%

   In its capacity as administrator, the Advisor is also entitled to receive a fee from the institutional portfolios of St. Clair based on their aggregate average daily net assets.

MUNDER HEALTHCARE FUND
   Notes to Financial Statements, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

   For the period from June 1, 2002 through May 31, 2003, the Advisor has agreed to limit to $3.9 million the total amount it may receive in the aggregate from MFI, MFT, Framlington, St. Clair and @Vantage for its services as administrator, after payment of sub-administration fees to the Munder Funds' sub-administrators. For the period ended December 31, 2002, the Advisor earned $145,882 before payment of sub-administration fees and $36,789 after payment of sub-administration fees for its administrative services to the Fund.

   Pursuant to a sub-advisory agreement with the Advisor, Framlington Overseas Investment Management Limited (the "Sub-Advisor") provides sub-advisory services to the Fund and is responsible for its management, including all decisions regarding purchases and sales of portfolio securities. For its services with regard to the Fund, the Advisor pays the Sub-Advisor a monthly fee equal on an annual basis to 40% of the Advisor's net advisory revenues earned by the Advisor with respect to the Fund. The Advisor indirectly owns a 49% interest in the Sub-Advisor.

   Comerica Inc. ("Comerica"), through its wholly-owned subsidiary Comerica Bank, owns approximately 97% of the Advisor. Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the aggregate average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $216 for its sub-transfer agency and other related services provided to the Fund included in these financial statements for the period ended December 31, 2002.

   Each Trustee of MFT and Framlington and each Director of MFI and St. Clair is paid an aggregate fee for services provided as a Board member of MFT, MFI, Framlington and St. Clair. The fee consists of a $68,000 annual retainer ($90,000 for the Chairman) for services in such capacity, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid an annual retainer of $4,000 for services as a Board member plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Directors/Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Director/Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MFI, MFT, Framlington,

MUNDER HEALTHCARE FUND
   Notes to Financial Statements, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

St. Clair and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica's affiliates receives any compensation from MFI, MFT, Framlington, St. Clair or @Vantage.

3. DISTRIBUTION AND SERVICE PLAN

   The Fund has a Distribution and Service Plan (the "Plan") with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, the service fees are used primarily to pay securities dealers and other financial institutions and organizations (collectively, the "Service Organizations") who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B and Class C Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

   The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

 CLASS A      CLASS B      CLASS C       CLASS K
  SHARES       SHARES       SHARES        SHARES
12B-1 FEES   12B-1 FEES   12B-1 FEES   SERVICE FEES
---------------------------------------------------
 0.25%         1.00%        1.00%         0.25%

   Comerica Securities, a wholly-owned subsidiary of Comerica, and Comerica Bank are among the Service Organizations who receive fees from the Fund under the Plan. For the period ended December 31, 2002, the Fund paid $24 and $288 to Comerica Securities and Comerica Bank, respectively, for shareholder services provided to Class A, Class B, Class C and Class K shareholders.

4. SECURITIES TRANSACTIONS

   Cost of purchases and proceeds from sales of securities, other than short-term investments and U.S. Government securities, were $46,104,163 and $86,902,325 respectively, for the period ended December 31, 2002.

   At December 31, 2002, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $18,446,834 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was

MUNDER HEALTHCARE FUND
   Notes to Financial Statements, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

$133,953,157 and net depreciation for financial reporting purposes was $115,506,323. At December 31, 2002, aggregate cost for financial reporting purposes was $315,165,885.

5. INDUSTRY CONCENTRATION

   The Fund primarily invests in companies providing healthcare and medical services. The values of these companies are particularly vulnerable to rapidly changing technology, extensive government regulation and relatively high risks of obsolescence caused by scientific and technological advances.

6. REVOLVING LINE OF CREDIT

   Effective December 18, 2002, the Munder Funds renewed a revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 17, 2003 on the daily amount of the unused commitment. During the period ended December 31, 2002, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2002 total commitment fees for the Fund were $2,830.

7. SUBSEQUENT EVENTS

   On February 11, 2003, the Board of Trustees approved the following matters to be voted upon by shareholders of the Fund: (1) the election of eight Trustees of Framlington, seven of which are currently members of the Board of Trustees, (2) a Plan of Reorganization and Redomiciliation providing for (a) the acquisition of all of the assets of the Fund by a corresponding series ("New Fund") of the Munder Series Trust, a newly formed Delaware statutory trust, in exchange for shares of the New Fund and the assumption of all liabilities of the Fund by the corresponding New Fund and (b) the subsequent liquidation of the Fund, and (3) the amendment or elimination of certain of the Fund's fundamental investment restrictions in order to modernize its investment restrictions and increase its investment flexibility.

                      [This Page Intentionally Left Blank]

BOARD OF TRUSTEES
             Charles W. Elliott, Chairman
             John Rakolta, Jr., Vice Chairman
             David J. Brophy
             Joseph E. Champagne
             Thomas D. Eckert
             Michael T. Monahan
             Arthur T. Porter
OFFICERS
             James C. Robinson, President
             Peter K. Hoglund, Vice President
             Elyse G. Essick, Vice President
             Stephen J. Shenkenberg, Vice President and Secretary
             Mary Ann Shumaker, Assistant Secretary
             Melanie Mayo West, Assistant Secretary
             Cherie N. Ugorowski, Treasurer
             David W. Rumph, Assistant Treasurer
             Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR
             Munder Capital Management
             Munder Capital Center
             480 Pierce Street
             Birmingham, MI 48009
INVESTMENT SUB-ADVISOR
             Framlington Overseas Investment Management Limited
             155 Bishopsgate
             London, England EC2M 3XJ
TRANSFER AGENT
             PFPC, Inc.
             4400 Computer Drive
             Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN
             State Street Bank & Trust Company
             225 Franklin Street
             Boston, MA 02110
DISTRIBUTOR & SUB-ADMINISTRATOR
             Funds Distributor, Inc.
             60 State Street
             Boston, MA 02109
LEGAL COUNSEL
             Dechert LLP
             1775 I Street, N.W.
             Washington, D.C. 20006
INDEPENDENT AUDITORS
             Ernst & Young LLP
             200 Clarendon Street
             Boston, MA 02116

                      [This Page Intentionally Left Blank]

SANNHC1202

                                                              SEMI-ANNUAL REPORT

                                                               DECEMBER 31, 2002

                                                            MUNDER INTERNATIONAL
                                                                     GROWTH FUND
                                                        Class A, B, C & Y Shares
FAMILY OF FUNDS
(covered in separate semi-annual reports)

LARGE-CAP EQUITY             INTERNATIONAL
Large-Cap Growth             International Growth
Multi-Season Growth          International Equity
Index 500                    International Bond
Large-Cap Value              Emerging Markets

MID- TO MICRO-CAP            TAXABLE INCOME
EQUITY                       Bond
MidCap Select                Intermediate Bond
Small Company Growth         U.S. Government Income
Small-Cap Value
Micro-Cap Equity             TAX-FREE INCOME
                             Michigan Tax-Free Bond
NICHE/SECTOR EQUITY          Tax-Free Bond
NetNet                       Tax-Free Short-Intermediate Bond
Future Technology
Healthcare                   MONEY MARKET
Bio(Tech)(2)                 Cash Investment
Power Plus                   Tax-Free Money Market
Real Estate Equity           U.S. Treasury Money Market
Investment

HYBRID
Balanced
Fund of Funds

                                                          ---------------------------
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                                                                 this document
                                                            electronically. Sign up
                                                          for electronic delivery at
                                                             WWW.MUNDERFUNDS.COM/
                                                                   EDELIVERY
                                                          ---------------------------

[MUNDER FUNDS LOGO]

THE MUNDER FUNDS LETTER TO SHAREHOLDERS

DEAR FELLOW MUNDER FUND SHAREHOLDERS:

   During the past six months, we saw a continuation of the difficult environment for global stock investors that has persisted since the spring of 2000. From June 30 through December 31, 2002, the S&P 500 generated a return of -10.30%. International stock market indices showed an even lower return. The Morgan Stanley EAFE Index (Europe, Asia and the Far East) fell by 14.47% for that same period, while the broader FTSE World ex-U.S. Index fell by 13.89%. The MSCI Emerging Markets Free Index showed relative strength, falling by a smaller 7.90% for the six months ending December 31.

   The greater-than-expected weakness in the global economy and its negative impact on corporate profits was one reason for the poor performance of stock markets around the world. In addition, especially in the fourth quarter, the risks of geo-political instability grew, with mounting tensions between the U.S. and both Iraq and North Korea. This growing tension contributed to increased risk aversion on the part of investors and fostered the flow of assets from stocks into bonds.

   Given the decline in the international equity markets during the six months ending December 31, we believe that equity valuations now range between inexpensive and fair, taking into account the difficult economic and political environment. In our view, this should create a more positive environment for stocks as we look forward to 2003.

   On the following pages, you will find information and commentary on the relative and absolute performance of the international fund covered in this semi-annual report. If you have any questions about your current investments or any of the Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our Web site at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

   Very Truly Yours,

   /s/ James C. Robinson

   James C. Robinson, President

   The Munder Funds

TABLE OF
   CONTENTS
--------------------------------------------------------------------------------

                  II         Management's Discussion of Fund Performance

                  1          Portfolio of Investments
                  6          Statement of Assets and Liabilities
                  8          Statement of Operations
                  9          Statements of Changes in Net Assets
                  10         Statements of Changes -- Capital Stock Activity
                  12         Financial Highlights
                  17         Notes to Financial Statements

--------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND
ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD,
OR ANY OTHER AGENCY. ALL MUTUAL FUND SHARES INVOLVE CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

MANAGEMENT'S DISCUSSION OF
   FUND PERFORMANCE
--------------------------------------------------------------------------------

THE PERFORMANCE DATA CONTAINED IN THE FOLLOWING COMMENTARY IS BASED ON CLASS Y SHARES OF THE FUND AND THE PERFORMANCE FOR OTHER CLASSES OF SHARES WILL DIFFER. THE RETURNS FOR THE FUND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR UPON REDEMPTION OF FUND SHARES. PLEASE NOTE THAT ANY INDEX AGAINST WHICH THE FUND IS COMPARED IS NOT AN ACTUAL FUND AND NO EXPENSES ARE NETTED AGAINST ITS RETURNS. YOU CANNOT INVEST DIRECTLY IN AN INDEX. THE RETURNS FOR THE FUND ARE REPORTED AFTER THE DEDUCTION OF ALL EXPENSES.

FUND MANAGER: The Munder International Growth Fund Team

   The Fund generated a return of -16.49% for the six months ending December 31, relative to the -14.47% return for the Morgan Stanley EAFE Index and the -15.71% median return for the Lipper universe of international equity mutual funds.

   The Fund lagged its benchmarks in the July through September period, but had strong absolute and relative returns in the October through December time period. In the third quarter, performance was held back by the Fund's underweight in Japan. While the Japanese stock market faced the same negative environment as stock markets around the world, the Nikkei 225's return of -11.7% was significantly better than the -19.69% return for the Morgan Stanley EAFE Index. In fact, the combination of an underweighting of Japan and stock selection in that country had the largest negative impact on the Fund for that three-month period. The Fund's underweight in Japan was largely because of our view that Japan faces a tough earnings outlook, due to a stronger than expected yen and an economy that is very dependent on exports.

   In the fourth quarter, the Fund's strong relative return was driven largely by asset allocation, although stock selection was a modest positive as well. The largest contribution to returns came from the Pacific (excluding Japan) sector of the Fund. That region was slightly underweighted in the Fund and had strong stock selection. An overweight in Europe and an underweight in Japan also helped to boost performance. While the Fund gained significant ground during the October through December period, performance still lagged for the six months as a whole.

   We enter the New Year facing an uncertain environment. Geopolitical risk remains high, with the prospect of conflict in the Middle East remaining a distinct possibility. Economic growth in Europe is expected to be below trend in 2003, making a sustainable recovery in earnings difficult and more likely to occur in 2004. However, on a more positive note, valuations for European equities currently look attractive relative to bonds and on an absolute basis. For Japan, prospects for a meaningful recovery in equity markets are dependant on economic reform that remains a distant possibility and we expect to remain underweight in the region. However, while the macro reforms may be lacking, a number of Japanese companies are undertaking their own self-help measures, providing some interesting investment opportunities. All in all, we remain optimistic that, while international equity markets are likely to remain volatile, overall they should make positive progress in the year ahead.

MUNDER INTERNATIONAL GROWTH FUND
   Portfolio of Investments, December 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

SHARES                                                                       VALUE
----------------------------------------------------------------------------------
COMMON STOCKS -- 97.5%
   AUSTRALIA -- 1.8%
380,000      AXA Asia Pacific Holdings, Ltd.                           $   513,228
                                                                       -----------
   BELGIUM -- 2.5%
 30,000      Dexia                                                         372,183
 20,000      Fortis                                                        349,427
                                                                       -----------
                                                                           721,610
                                                                       -----------
   FINLAND -- 2.7%
 30,500      Nokia AB Oyj                                                  484,578
 36,500      Sampo Insurance Oyj, A Shares                                 277,512
                                                                       -----------
                                                                           762,090
                                                                       -----------
   FRANCE -- 13.0%
  7,300      Aventis SA                                                    396,555
  9,750      BNP Paribas SA                                                397,030
 11,000      Compagnie Generale des Etablissements Michelin                379,063
  8,500      Peugeot SA                                                    346,396
 16,300      Suez SA                                                       282,731
  4,000      Technip-Coflexip SA                                           286,085
 23,675      Thomson Multimedia SA+                                        403,703
  4,100      Total Fina SA, Class B                                        585,185
  5,650      Vinci SA                                                      318,181
 22,300      Vivendi Universal SA                                          359,910
                                                                       -----------
                                                                         3,754,839
                                                                       -----------
   GERMANY -- 1.7%
  7,200      E.ON AG                                                       290,322
  4,500      Siemens AG                                                    191,125
                                                                       -----------
                                                                           481,447
                                                                       -----------
   HONG KONG -- 1.7%
 76,000      Cheung Kong (Holdings), Ltd.                                  494,579
                                                                       -----------
   IRELAND -- 2.8%
 55,000      Anglo Irish Bank Corporation PLC                              391,060
 40,000      DCC PLC                                                       411,090
                                                                       -----------
                                                                           802,150
                                                                       -----------

                       See Notes to Financial Statements.

MUNDER INTERNATIONAL GROWTH FUND
   Portfolio of Investments, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

SHARES                                                                       VALUE
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   ITALY -- 4.6%
 31,000      ENI SpA                                                   $   492,522
 62,000      Telecom Italia SpA                                            470,090
 92,500      Unicredito Italiano SpA                                       369,588
                                                                       -----------
                                                                         1,332,200
                                                                       -----------
   JAPAN -- 13.7%
  3,000      Belluna Co. Ltd.                                              104,328
  8,000      Bridgestone Corporation                                        99,023
 40,000      Citizen Watch Co., Ltd.                                       178,174
 10,000      Credit Saison Co., Ltd.                                       170,512
 55,000      Daiwa Securities Group, Inc.                                  244,064
     25      Dentsu, Inc.                                                   76,204
     50      Goodwill Group, Inc.                                          157,881
  4,000      Honda Motor Co., Ltd.                                         147,861
 30,000      JGC Corporation                                               167,733
     80      KDDI Corporation                                              259,347
  9,900      Kintetsu World Express, Inc.                                  103,452
  3,000      Kyocera Corporation                                           174,554
  4,000      Leopalace21 Corporation+                                       17,784
188,000      Mitsui Engineering & Shipbuilding Co., Ltd.+                  136,140
 25,000      Mitsui Sumitomo Insurance Co., Ltd.                           114,938
 20,000      Nippon Meat Packers, Inc.                                     199,562
 30,000      Nissan Motor Co., Ltd.                                        233,917
  5,000      Nitto Denko Corporation                                       142,304
    120      NTT DoCoMo, Inc.                                              221,287
     45      Pasona, Inc.                                                   82,982
     80      Photonics Corporation                                          50,724
 11,800      Point, Inc.+                                                  183,816
  6,000      Shin-Etsu Chemical Co., Ltd.                                  196,531
 10,000      The Tokyo Electric Power Co., Inc.                            189,879
 10,000      Tostem Inax Holding Corporation                               151,566
 10,000      Yamato Transport Co., Ltd                                     130,515
                                                                       -----------
                                                                         3,935,078
                                                                       -----------
   KOREA, REPUBLIC OF -- 1.0%
  8,198      Kookmin Bank                                                  290,305
                                                                       -----------
   LUXEMBOURG -- 1.7%
 40,000      Arcelor+                                                      491,630
                                                                       -----------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

SHARES                                                                       VALUE
----------------------------------------------------------------------------------
   NETHERLANDS -- 4.0%
 27,000      Aegon NV                                                  $   347,141
 18,000      Royal Dutch Petroleum Co.                                     791,873
                                                                       -----------
                                                                         1,139,014
                                                                       -----------
   RUSSIAN FEDERATION -- 1.6%
 18,400      RAO Unified Energy System of Russia, GDR                      236,440
 14,500      Surgutneftegaz, ADR                                           230,405
                                                                       -----------
                                                                           466,845
                                                                       -----------
   SINGAPORE -- 2.8%
  2,657      Haw Par Corporation, Ltd.                                       4,994
 65,000      United Overseas Bank Ltd.                                     442,164
 44,000      Venture Manufacturing, Ltd.                                   352,579
                                                                       -----------
                                                                           799,737
                                                                       -----------
   SPAIN -- 1.6%
      1      Banco Bilbao Vizcaya Argentaria SA                                 10
 52,625      Telefonica SA+                                                470,752
                                                                       -----------
                                                                           470,762
                                                                       -----------
   SWEDEN -- 2.7%
 15,000      SKF AB, B Shares                                              389,924
 50,000      Swedish Match, Class B                                        393,950
                                                                       -----------
                                                                           783,874
                                                                       -----------
   SWITZERLAND -- 12.6%
 21,000      Credit Suisse Group+                                          455,499
 11,200      Logitech International SA+                                    334,032
  3,200      Nestle SA                                                     677,897
 17,000      Novartis AG                                                   620,093
 10,100      Roche Holding AG                                              703,590
  5,600      Syngenta AG                                                   324,112
 10,600      UBS AG-Registered+                                            515,017
                                                                       -----------
                                                                         3,630,240
                                                                       -----------
   UNITED KINGDOM -- 25.0%
 43,000      Barclays PLC                                                  266,453
 85,500      BP Amoco PLC                                                  587,604
 43,300      British Sky Broadcasting Group PLC+                           445,328
 19,500      Cobham PLC                                                    316,991
 79,000      Compass Group PLC                                             419,597
 21,650      Exel PLC                                                      239,738

                       See Notes to Financial Statements.

MUNDER INTERNATIONAL GROWTH FUND
   Portfolio of Investments, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

SHARES                                                                       VALUE
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   UNITED KINGDOM (CONTINUED)
 42,800      GlaxoSmithKline PLC                                       $   821,128
 28,891      HBOS PLC                                                      304,575
134,890      Legal & General Group PLC                                     208,421
 58,500      Lloyds TSB Group PLC                                          419,935
 38,000      P & O Princess Cruises PLC                                    263,604
 44,500      Prudential PLC                                                314,424
 22,500      Royal Bank of Scotland Group PLC                              538,860
131,600      Serco Group PLC                                               324,345
 35,000      Standard Chartered PLC                                        397,707
 68,400      Unilever PLC                                                  650,631
365,000      Vodafone Group PLC                                            665,307
                                                                       -----------
                                                                         7,184,648
                                                                       -----------
TOTAL COMMON STOCKS
   (Cost $30,944,602)                                                   28,054,276
                                                                       -----------
PREFERRED STOCKS -- 0.6%
   (Cost $69,216)
   GERMANY -- 0.6%
    410      Porsche AG                                                    170,267
                                                                       -----------
INVESTMENT COMPANY SECURITIES -- 1.0%
   (Cost $700,000)
   BRITISH VIRGIN ISLANDS -- 1.0%
 70,000      Korea Investment Opportunities Limited*                       297,500
                                                                       -----------

TOTAL INVESTMENTS
   (Cost $31,713,818)                                     99.1%         28,522,043
OTHER ASSETS AND LIABILITIES (NET)                         0.9             264,969
                                                         -----         -----------
NET ASSETS                                               100.0%        $28,787,012
                                                         =====         ===========

------------

+ Non-income producing security.

* Affiliated security.

ABBREVIATIONS:

ADR -- American Depositary Receipt

GDR -- Global Depositary Receipt

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

At December 31, 2002, industry diversification of the Munder International Growth Fund was as follows:

                                                            % OF
                                                         NET ASSETS            VALUE
                                                         ---------------------------
COMMON STOCKS:
Banks................................................       17.9%        $ 5,160,386
Oil & Gas............................................        9.3           2,687,589
Pharmaceuticals......................................        8.8           2,541,366
Insurance............................................        6.2           1,775,663
Food Products........................................        5.3           1,528,090
Wireless Telecommunication Services..................        4.0           1,145,940
Diversified Telecommunication Services...............        3.3             940,842
Media................................................        3.1             881,442
Diversified Financials...............................        2.6             764,002
Automobiles..........................................        2.5             728,174
Electric Utilities...................................        2.5             716,641
Electronic Equipment & Instruments...................        2.4             705,307
Hotels, Restaurants & Leisure........................        2.4             683,201
Building Products....................................        2.2             637,480
Industrial Conglomerates.............................        2.1             607,210
Commercial Services & Supplies.......................        2.0             565,209
Machinery............................................        1.8             526,064
Chemicals............................................        1.8             520,643
Real Estate..........................................        1.8             512,363
Metals & Mining......................................        1.7             491,630
Communication Equipment..............................        1.7             484,578
Auto Components......................................        1.7             478,086
Air Freight & Logistics..............................        1.6             473,705
Household Durables...................................        1.4             403,703
Tobacco..............................................        1.4             393,950
Computers & Peripherals..............................        1.2             334,032
Aerospace & Defense..................................        1.1             316,991
Energy Equipment & Services..........................        1.0             286,085
Multi-Utilities & Unregulated Power..................        1.0             282,732
Retail...............................................        0.6             183,816
Electrical Equipment.................................        0.5             142,304
Internet & Catalog Retail............................        0.4             104,328
Semiconductor Equipment & Products...................        0.2              50,724
                                                           -----         -----------
TOTAL COMMON STOCKS..................................       97.5          28,054,276
PREFERRED STOCKS:....................................
Automobiles..........................................        0.6             170,267
INVESTMENT COMPANY SECURITIES........................        1.0             297,500
                                                           -----         -----------
TOTAL INVESTMENTS....................................       99.1          28,522,043
OTHER ASSETS AND LIABILITIES (NET)...................        0.9             264,969
                                                           -----         -----------
NET ASSETS...........................................      100.0%        $28,787,012
                                                           =====         ===========

                       See Notes to Financial Statements.

MUNDER INTERNATIONAL GROWTH FUND
   Statement of Assets and Liabilities, December 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
Investments, at value
  See accompanying schedule:
    Securities of unaffiliated issuers (cost --
      $31,013,818)..........................................    $28,224,543
    Securities of affiliated issuer.........................        297,500
                                                                -----------
Total Investments...........................................     28,522,043
Foreign currency, at value..................................        396,978
Interest receivable.........................................              2
Dividends receivable........................................         97,605
Receivable from Investment Advisor..........................         11,861
Receivable for Fund shares sold.............................         64,951
Prepaid expenses and other assets...........................         33,270
                                                                -----------
  Total Assets..............................................     29,126,710
                                                                -----------
LIABILITIES:
Due to custodian............................................        245,326
Payable for Fund shares redeemed............................          5,331
Unrealized depreciation of spot contract....................            321
Custody fees payable........................................         28,588
Investment advisory fees payable............................         24,713
Transfer agency/record keeping fees payable.................          8,187
Trustees' fees and expenses payable.........................          6,252
Administration fees payable.................................          3,108
Distribution fees payable...................................            675
Shareholder servicing fees payable..........................            120
Accrued expenses and other payables.........................         17,077
                                                                -----------
  Total Liabilities.........................................        339,698
                                                                -----------
NET ASSETS..................................................    $28,787,012
                                                                ===========
Investments, at cost........................................    $31,713,818
                                                                ===========
Foreign currency, at cost...................................    $   396,978
                                                                ===========

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
Accumulated net investment loss.............................    $   (221,606)
Accumulated net realized loss on investments sold...........     (18,956,076)
Net unrealized depreciation of investments..................      (3,179,110)
Par value...................................................           4,069
Paid-in capital in excess of par value......................      51,139,735
                                                                ------------
                                                                $ 28,787,012
                                                                ============
NET ASSETS:
Class A Shares..............................................    $    598,625
                                                                ============
Class B Shares..............................................    $    431,273
                                                                ============
Class C Shares..............................................    $    412,337
                                                                ============
Class K Shares..............................................    $    598,824
                                                                ============
Class Y Shares..............................................    $ 26,745,953
                                                                ============
SHARES OUTSTANDING:
Class A Shares..............................................          84,677
                                                                ============
Class B Shares..............................................          63,796
                                                                ============
Class C Shares..............................................          60,739
                                                                ============
Class K Shares..............................................          85,363
                                                                ============
Class Y Shares..............................................       3,774,369
                                                                ============
CLASS A SHARES:
Net asset value and redemption price per share..............           $7.07
                                                                ============
Maximum sales charge........................................            5.50%
Maximum offering price per share............................           $7.48
                                                                ============
CLASS B SHARES:
Net asset value and offering price per share*...............           $6.76
                                                                ============
CLASS C SHARES:
Net asset value and offering price per share*...............           $6.79
                                                                ============
CLASS K SHARES:
Net asset value, offering price and redemption price per
  share.....................................................           $7.02
                                                                ============
CLASS Y SHARES:
Net asset value, offering price and redemption price per
  share.....................................................           $7.09
                                                                ============

------------

 * Redemption price per share is equal to Net Asset Value less any applicable contingent deferred sales charge ("CDSC").

                       See Notes to Financial Statements.

MUNDER INTERNATIONAL GROWTH FUND
   Statement of Operations, Period Ended December 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest....................................................    $     3,222
Dividends(a)................................................        181,147
                                                                -----------
      Total Investment Income...............................        184,369
                                                                -----------
EXPENSES:
Distribution and shareholder servicing fees:
  Class A Shares............................................          1,085
  Class B Shares............................................          2,419
  Class C Shares............................................          1,820
Shareholder servicing fees:
  Class K Shares............................................          1,063
Investment advisory fees....................................        155,744
Custody fees................................................         56,603
Transfer agency/record keeping fees.........................         27,272
Administration fees.........................................         20,995
Legal and audit fees........................................         20,562
Registration and filing fees................................         12,606
Trustees' fees and expenses.................................          7,783
Other.......................................................          5,089
                                                                -----------
      Total Expenses........................................        313,041
Fees waived and/or expenses reimbursed by investment advisor
  and/or transfer agent.....................................        (82,382)
                                                                -----------
Net Expenses................................................        230,659
                                                                -----------
NET INVESTMENT LOSS.........................................        (46,290)
                                                                -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized loss from:
  Security transactions of unaffiliated issuers.............     (3,705,276)
  Foreign currency transactions.............................        (38,947)
Net change in unrealized appreciation/(depreciation) of:
  Securities................................................     (2,310,784)
  Foreign currency and net asset translations...............            194
                                                                -----------
Net realized and unrealized loss on investments.............     (6,054,813)
                                                                -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........    $(6,101,103)
                                                                ===========

------------

(a) Net of foreign withholding taxes of $24,975.

                       See Notes to Financial Statements.

MUNDER INTERNATIONAL GROWTH FUND
   Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                        PERIOD ENDED
                                                   DECEMBER 31, 2002         YEAR ENDED
                                                         (UNAUDITED)      JUNE 30, 2002
                                                   ------------------------------------
Net investment income/(loss).....................    $       (46,290)   $        78,701
Net realized loss on investments sold............         (3,744,223)        (9,476,155)
Net change in unrealized
  appreciation/(depreciation) of investments.....         (2,310,590)         1,554,809
                                                     ---------------    ---------------
Net decrease in net assets resulting from
  operations.....................................         (6,101,103)        (7,842,645)
Distributions to shareholders from net realized
  gains:
  Class A Shares.................................                 --            (13,372)
  Class B Shares.................................                 --            (10,732)
  Class C Shares.................................                 --             (6,541)
  Class K Shares.................................                 --            (48,568)
  Class Y Shares.................................                 --           (527,219)
Distributions to shareholders from capital:
  Class A Shares.................................                 --                 (5)
  Class B Shares.................................                 --                 (4)
  Class C Shares.................................                 --                 (3)
  Class K Shares.................................                 --                (19)
  Class Y Shares.................................                 --               (208)
Net increase/(decrease) in net assets from Fund
  share transactions:
  Class A Shares.................................           (600,857)          (202,729)
  Class B Shares.................................            (87,720)          (257,822)
  Class C Shares.................................             60,178           (368,627)
  Class K Shares.................................           (312,885)        (2,940,847)
  Class Y Shares.................................         (3,567,220)        (6,880,954)
                                                     ---------------    ---------------
Net decrease in net assets.......................        (10,609,607)       (19,100,295)
NET ASSETS:
Beginning of period..............................         39,396,619         58,496,914
                                                     ---------------    ---------------
End of period....................................    $    28,787,012    $    39,396,619
                                                     ===============    ===============
Accumulated net investment loss..................    $      (221,606)   $      (175,316)
                                                     ===============    ===============

                       See Notes to Financial Statements.

MUNDER INTERNATIONAL GROWTH FUND
   Statements of Changes -- Capital Stock Activity
--------------------------------------------------------------------------------

                                                     PERIOD ENDED
                                                DECEMBER 31, 2002       YEAR ENDED
                                                      (UNAUDITED)    JUNE 30, 2002
                                                ----------------------------------
AMOUNT
CLASS A SHARES:
Sold..........................................     $ 6,519,149       $ 13,381,615
Issued as reinvestment of dividends...........              --             12,083
Redeemed......................................      (7,120,006)       (13,596,427)
                                                   -----------       ------------
Net decrease..................................     $  (600,857)      $   (202,729)
                                                   ===========       ============
CLASS B SHARES:
Sold..........................................     $    21,593       $     97,679
Issued as reinvestment of dividends...........              --              7,925
Redeemed......................................        (109,313)          (363,426)
                                                   -----------       ------------
Net decrease..................................     $   (87,720)      $   (257,822)
                                                   ===========       ============
CLASS C SHARES:
Sold..........................................     $ 1,518,522       $    373,005
Issued as reinvestment of dividends...........              --              5,388
Redeemed......................................      (1,458,344)          (747,020)
                                                   -----------       ------------
Net increase/(decrease).......................     $    60,178       $   (368,627)
                                                   ===========       ============
CLASS K SHARES:
Sold..........................................     $     4,714       $    688,705
Issued as reinvestment of dividends...........              --             10,759
Redeemed......................................        (317,599)        (3,640,311)
                                                   -----------       ------------
Net decrease..................................     $  (312,885)      $ (2,940,847)
                                                   ===========       ============
CLASS Y SHARES:
Sold..........................................     $ 2,528,320       $  5,609,113
Issued as reinvestment of dividends...........              --             69,836
Redeemed......................................      (6,095,540)       (12,559,903)
                                                   -----------       ------------
Net decrease..................................     $(3,567,220)      $ (6,880,954)
                                                   ===========       ============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                        PERIOD ENDED
                                                   DECEMBER 31, 2002       YEAR ENDED
                                                         (UNAUDITED)    JUNE 30, 2002
                                                   ----------------------------------
SHARES
CLASS A SHARES:
Shares authorized ($0.001 par value).............       Unlimited           Unlimited
                                                      ===========         ===========
Sold.............................................         903,966           1,537,758
Issued as reinvestment of dividends..............              --               1,510
Redeemed.........................................        (965,738)         (1,544,371)
                                                      -----------         -----------
Net decrease.....................................         (61,772)             (5,103)
                                                      ===========         ===========
CLASS B SHARES:
Shares authorized ($0.001 par value).............       Unlimited           Unlimited
                                                      ===========         ===========
Sold.............................................           3,007              11,887
Issued as reinvestment of dividends..............              --               1,019
Redeemed.........................................         (15,512)            (42,468)
                                                      -----------         -----------
Net decrease.....................................         (12,505)            (29,562)
                                                      ===========         ===========
CLASS C SHARES:
Shares authorized ($0.001 par value).............       Unlimited           Unlimited
                                                      ===========         ===========
Sold.............................................         229,034              44,826
Issued as reinvestment of dividends..............              --                 692
Redeemed.........................................        (215,307)            (87,159)
                                                      -----------         -----------
Net increase/(decrease)..........................          13,727             (41,641)
                                                      ===========         ===========
CLASS K SHARES:
Shares authorized ($0.001 par value).............       Unlimited           Unlimited
                                                      ===========         ===========
Sold.............................................             700              74,248
Issued as reinvestment of dividends..............              --               1,348
Redeemed.........................................         (45,354)           (414,609)
                                                      -----------         -----------
Net decrease.....................................         (44,654)           (339,013)
                                                      ===========         ===========
CLASS Y SHARES:
Shares authorized ($0.001 par value).............       Unlimited           Unlimited
                                                      ===========         ===========
Sold.............................................         354,003             650,416
Issued as reinvestment of dividends..............              --               8,686
Redeemed.........................................        (824,811)         (1,422,630)
                                                      -----------         -----------
Net decrease.....................................        (470,808)           (763,528)
                                                      ===========         ===========

                       See Notes to Financial Statements.

MUNDER INTERNATIONAL GROWTH FUND(A)
   Financial Highlights, For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------

                                                                  A SHARES
                            ------------------------------------------------------------------------------------
                            PERIOD ENDED            YEAR          YEAR          YEAR          YEAR          YEAR
                             12/31/02(C)           ENDED         ENDED         ENDED         ENDED         ENDED
                             (UNAUDITED)      6/30/02(C)    6/30/01(C)    6/30/00(C)    6/30/99(C)    6/30/98(C)
                            ------------------------------------------------------------------------------------
Net asset value, beginning
 of period................. $       8.47        $10.02        $15.79        $12.79        $11.92        $11.35
                            ------------        ------        ------        ------        ------        ------
INCOME/(LOSS) FROM
 INVESTMENT OPERATIONS:
Net investment
 income/(loss).............        (0.02)        (0.00)(d)     (0.04)        (0.05)        (0.02)         0.02
Net realized and unrealized
 gain/(loss) on
 investments...............        (1.38)        (1.44)        (4.62)         3.72          0.90          0.61
                            ------------        ------        ------        ------        ------        ------
Total from investment
 operations................        (1.40)        (1.44)        (4.66)         3.67          0.88          0.63
                            ------------        ------        ------        ------        ------        ------
LESS DISTRIBUTIONS:
Dividends from net
 investment income.........           --            --            --         (0.08)           --         (0.02)
Distributions in excess of
 net investment income.....           --            --            --         (0.05)           --            --
Distributions from net
 realized gains............           --         (0.11)        (1.11)        (0.54)        (0.01)        (0.03)
Distributions in excess of
 net realized gains........           --            --            --            --            --         (0.01)
Distributions from
 capital...................           --         (0.00)(d)        --            --            --            --
                            ------------        ------        ------        ------        ------        ------
Total distributions........           --         (0.11)        (1.11)        (0.67)        (0.01)        (0.06)
                            ------------        ------        ------        ------        ------        ------
Net asset value, end of
 period.................... $       7.07        $ 8.47        $10.02        $15.79        $12.79        $11.92
                            ============        ======        ======        ======        ======        ======
TOTAL RETURN(b)............       (16.53)%      (14.32)%      (31.24)%       28.89%         7.36%         5.60%
                            ============        ======        ======        ======        ======        ======
RATIOS TO AVERAGE NET
 ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period
 (in 000's)................ $        599        $1,240        $1,519        $1,715        $2,869        $1,601
Ratio of operating expenses
 to average net assets.....         1.69%(e)      1.69%         1.72%         1.69%         1.60%         1.62%
Ratio of net investment
 income/(loss) to average
 net assets................        (0.51)%(e)    (0.04)%       (0.29)%       (0.34)%       (0.16)%        0.21%
Portfolio turnover rate....           38%          173%          119%           65%           66%           38%
Ratio of operating expenses
 to average net assets
 without expense waivers
 and/or reimbursements.....         2.22%(e)      1.87%         1.81%         1.71%         1.75%         1.82%

------------

(a) The Munder International Growth Fund Class A Shares and Class B Shares commenced operations on February 20, 1997 and March 19, 1997 respectively.

(b) Total return represents aggregate total return for the period indicated and does not reflect sales charges.

(c) Per share numbers have been calculated using the average shares method.

(d) Amount represents less than $0.01 per share.

(e) Annualized.
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                       B SHARES
--------------------------------------------------------------------------------------
    PERIOD ENDED          YEAR          YEAR          YEAR          YEAR          YEAR
     12/31/02(C)         ENDED         ENDED         ENDED         ENDED         ENDED
     (UNAUDITED)    6/30/02(C)    6/30/01(C)    6/30/00(C)    6/30/99(C)    6/30/98(C)
--------------------------------------------------------------------------------------
      $   8.14       $   9.76       $15.51        $12.56        $11.83        $11.32
      --------       --------       ------        ------        ------        ------
         (0.04)         (0.07)       (0.13)        (0.17)        (0.10)        (0.06)
         (1.34)         (1.44)       (4.51)         3.66          0.84          0.61
      --------       --------       ------        ------        ------        ------
         (1.38)         (1.51)       (4.64)         3.49          0.74          0.55
      --------       --------       ------        ------        ------        ------
            --             --           --            --            --            --
            --             --           --            --            --            --
            --          (0.11)       (1.11)        (0.54)        (0.01)        (0.03)
            --             --           --            --            --         (0.01)
            --          (0.00)(d)       --            --            --            --
      --------       --------       ------        ------        ------        ------
            --          (0.11)       (1.11)        (0.54)        (0.01)        (0.04)
      --------       --------       ------        ------        ------        ------
      $   6.76       $   8.14       $ 9.76        $15.51        $12.56        $11.83
      ========       ========       ======        ======        ======        ======
        (16.95)%       (15.43)%     (31.70)%       27.96%         6.23%         4.88%
      ========       ========       ======        ======        ======        ======
      $    431       $    621       $1,034        $1,638        $  546        $  591
          2.44%(e)       2.44%        2.47%         2.44%         2.36%         2.37%
         (1.26)%(e)     (0.79)%      (1.04)%       (1.09)%       (0.92)%       (0.54)%
            38%           173%         119%           65%           66%           38%
          2.97%(e)       2.62%        2.56%         2.46%         2.51%         2.57%

                       See Notes to Financial Statements.

MUNDER INTERNATIONAL GROWTH FUND(A)
   Financial Highlights, For a Share Outstanding Throughout Each Period (continued)
--------------------------------------------------------------------------------

                                                                 C SHARES
                            ----------------------------------------------------------------------------------
                            PERIOD ENDED          YEAR          YEAR          YEAR          YEAR          YEAR
                             12/31/02(C)         ENDED         ENDED         ENDED         ENDED         ENDED
                             (UNAUDITED)    6/30/02(C)    6/30/01(C)    6/30/00(C)    6/30/99(C)    6/30/98(C)
                            ----------------------------------------------------------------------------------
Net asset value, beginning
 of period.................   $   8.17        $ 9.78        $15.55        $12.58        $11.86        $11.33
                              --------        ------        ------        ------        ------        ------
INCOME/(LOSS) FROM
 INVESTMENT OPERATIONS:
Net investment
 income/(loss).............      (0.04)        (0.07)        (0.12)        (0.17)        (0.10)        (0.06)
Net realized and unrealized
 gain/(loss) on
 investments...............      (1.34)        (1.43)        (4.54)         3.68          0.83          0.63
                              --------        ------        ------        ------        ------        ------
Total from investment
 operations................      (1.38)        (1.50)        (4.66)         3.51          0.73          0.57
                              --------        ------        ------        ------        ------        ------
LESS DISTRIBUTIONS:
Dividends from net
 investment income.........         --            --            --            --            --            --
Distributions in excess of
 net investment income.....         --            --            --            --            --            --
Distributions from net
 realized gains............         --         (0.11)        (1.11)        (0.54)        (0.01)        (0.03)
Distributions in excess of
 net realized gains........         --            --            --            --            --         (0.01)
Distributions from
 capital...................         --         (0.00)(d)        --            --            --            --
                              --------        ------        ------        ------        ------        ------
Total distributions........         --         (0.11)        (1.11)        (0.54)        (0.01)        (0.04)
                              --------        ------        ------        ------        ------        ------
Net asset value, end of
 period....................   $   6.79        $ 8.17        $ 9.78        $15.55        $12.58        $11.86
                              ========        ======        ======        ======        ======        ======
TOTAL RETURN(b)............     (16.89)%      (15.29)%      (31.75)%       28.07%         6.13%         5.05%
                              ========        ======        ======        ======        ======        ======
RATIOS TO AVERAGE NET
 ASSETS/ SUPPLEMENTAL DATA:
Net assets, end of period
 (in 000's)................   $    412        $  384        $  867        $1,118        $  172        $  196
Ratio of operating expenses
 to average net assets.....       2.44%(e)      2.44%         2.47%         2.44%         2.36%         2.37%
Ratio of net investment
 income/(loss) to average
 net assets................      (1.26)%(e)    (0.79)%       (1.04)%       (1.09)%        0.92%        (0.54)%
Portfolio turnover rate....         38%          173%          119%           65%           66%           38%
Ratio of operating expenses
 to average net assets
 without expense waivers
 and/or reimbursements.....     2.97(e)         2.62%         2.56%         2.46%         2.51%         2.58%

------------

(a) The Munder International Growth Fund Class C Shares and Class Y Shares commenced operations on February 13, 1997 and December 31, 1996, respectively.

(b) Total return represents aggregate total return for the period indicated and does not reflect any sales charges.

(c) Per share numbers have been calculated using the average shares method.

(d) Amount represents less than $0.01 per share.

(e) Annualized.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                       Y SHARES
--------------------------------------------------------------------------------------
    PERIOD ENDED          YEAR          YEAR          YEAR          YEAR          YEAR
     12/31/02(C)         ENDED         ENDED         ENDED         ENDED         ENDED
     (UNAUDITED)    6/30/02(C)    6/30/01(C)    6/30/00(C)    6/30/99(C)    6/30/98(C)
--------------------------------------------------------------------------------------
      $   8.49       $ 10.06       $ 15.81       $ 12.81       $ 11.94       $ 11.35
      --------       -------       -------       -------       -------       -------
         (0.01)         0.02        0.00(d)        (0.01)         0.01          0.05
         (1.39)        (1.48)        (4.64)         3.74          0.87          0.61
      --------       -------       -------       -------       -------       -------
         (1.40)        (1.46)        (4.64)         3.73          0.88          0.66
      --------       -------       -------       -------       -------       -------
            --            --            --         (0.12)           --         (0.03)
            --            --            --         (0.07)           --            --
            --         (0.11)        (1.11)        (0.54)        (0.01)        (0.03)
            --            --            --            --            --         (0.01)
            --         (0.00)(d)        --            --            --            --
      --------       -------       -------       -------       -------       -------
            --         (0.11)        (1.11)        (0.73)        (0.01)        (0.07)
      --------       -------       -------       -------       -------       -------
      $   7.09       $  8.49       $ 10.06       $ 15.81       $ 12.81       $ 11.94
      ========       =======       =======       =======       =======       =======
        (16.49)%      (14.46)%      (31.06)%       29.34%         7.35%         5.86%
      ========       =======       =======       =======       =======       =======
      $ 26,746       $36,056       $50,405       $73,916       $60,940       $64,643
          1.44%(e)      1.44%         1.47%         1.44%         1.36%         1.37%
         (0.26)%(e)     0.21%        (0.04)%       (0.09)%        0.08%         0.46%
            38%          173%          119%           65%           66%           38%
          1.97%(e)      1.62%         1.56%         1.46%         1.51%         1.57%

                       See Notes to Financial Statements.

                      [This Page Intentionally Left Blank]

MUNDER INTERNATIONAL GROWTH FUND
   Notes to Financial Statements, December 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

   As of December 31, 2002, the Munder Funds (sometimes referred to as the "Funds") consisted of 36 portfolios, each of which is a series of The Munder Funds, Inc. ("MFI"), The Munder Funds Trust ("MFT"), The Munder Framlington Funds Trust ("Framlington"), St. Clair Funds, Inc. ("St. Clair"), or Munder @Vantage Fund ("@Vantage"). Information presented in these financial statements pertains only to the Munder International Growth Fund (the "Fund"), a series of Framlington. Framlington is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and was organized as a Massachusetts business trust on October 30, 1996. The Fund is classified as a diversified management investment company under the 1940 Act.

   The Fund offers 5 classes of shares - Class A, Class B, Class C, Class K and Class Y Shares. Financial statements for Class K shares of the Fund and for all classes of the other Munder Funds are presented in separate reports.

   On October 31, 2002, the Fund changed its name from Munder Framlington International Growth Fund to Munder International Growth Fund.

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

   Security Valuation: Securities are valued at the latest quoted sales price on the primary market or exchange where such securities are traded. Unlisted securities, or securities for which the latest sales prices are not available, are valued at the mean of the most recently quoted bid and asked prices. Restricted securities, and securities and assets for which market quotations are not readily available, are valued at fair value by a pricing committee, under the guidelines approved by the Board of Trustees. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the last sale price of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities will be determined through the consideration of other factors by or in accordance with guidelines approved by the Board of Trustees. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an

MUNDER INTERNATIONAL GROWTH FUND
   Notes to Financial Statements, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

   Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of each business day. Purchases and sales of investment securities and items of income and expense denominated in foreign currencies are translated on the respective dates of such transactions. Unrealized gains and losses resulting from changes in foreign currency exchange rates are included in the net change in unrealized appreciation/(depreciation) of foreign currency. Net realized gains and losses from foreign currency transactions include foreign currency gains and losses between trade date and settlement date on investment security transactions and foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses from security transactions.

   Forward Foreign Currency Exchange and Spot Contracts: The Fund may engage in forward foreign currency exchange and spot contracts in an effort to facilitate transactions in foreign securities and to reduce exposure to foreign currency exchange rates. Forward foreign currency exchange and spot contracts are marked-to-market daily based on the underlying exchange rates of the contracts. The change in market value is recorded as unrealized appreciation or depreciation on forward foreign exchange contracts. When the contract is closed, the Fund records a realized gain or loss from foreign currency transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund's securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange and spot contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

MUNDER INTERNATIONAL GROWTH FUND
   Notes to Financial Statements, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

   Repurchase Agreements: The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights. Munder Capital Management (the "Advisor") reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

   Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as a Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. General expenses of the Munder Funds are allocated to each fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are prorated among the share classes based on the relative net assets of each class.

   Fees Waived by Transfer Agent: The transfer agent has contractually agreed to waive, for the period of its contract with the Fund, a portion of the fee it charges the Fund. The amount of the waiver is equal to the servicing fee it collects from Fund shareholders with account balances below a specified minimum. Such waivers are reflected as fees waived in the accompanying Statement of Operations.

   Short-Term Trading (Redemption) Fees: Class A, Class B and Class C Shares of the Fund held less than thirty (30) days are subject to a short-term trading fee equal to 2.0% of the proceeds of redeemed shares. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

MUNDER INTERNATIONAL GROWTH FUND
   Notes to Financial Statements, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

These fees (if any) are shown on the Statement of Changes as shareholder transaction fees.

   Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid at least annually (if available) by the Fund. The Fund's net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

   Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

   Federal Income Taxes: The Fund's policy is to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

2. INVESTMENT ADVISOR, ADMINISTRATOR, SUB-ADVISOR AND OTHER RELATED PARTY TRANSACTIONS

   For its advisory services, the Advisor is entitled to receive a fee, computed daily and payable monthly, based on the average daily net assets of the Fund at an annual rate of 1.00% based on assets up to $250 million and 0.75% based on assets exceeding $250 million.

   The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund a fee, computed daily and payable monthly, based on the aggregate average daily net assets of all of the portfolios of MFI, MFT, Framlington, @Vantage and the Liquidity Plus Money Market Fund, a portfolio of St. Clair, as follows:

AGGREGATE NET ASSETS                                           FEE
--------------------------------------------------------------------
First $2.8 billion..........................................  0.141%
Next $2.2 billion...........................................  0.131%
Next $5.0 billion...........................................  0.129%
Next $2.5 billion...........................................  0.080%
Thereafter..................................................  0.070%

MUNDER INTERNATIONAL GROWTH FUND
   Notes to Financial Statements, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

   In its capacity as administrator, the Advisor is also entitled to receive a fee from the institutional portfolios of St. Clair based on their aggregate average daily net assets.

   For the period from June 1, 2002 through May 31, 2003, the Advisor has agreed to limit to $3.9 million the total amount it may receive in the aggregate from MFI, MFT, Framlington, St. Clair and @Vantage for its services as administrator, after payment of sub-administration fees to the Munder Funds' sub-administrators. For the period ended December 31, 2002, the Advisor earned $20,995 before payment of sub-administration fees and $5,295 after payment of sub-administration fees for its administrative services to the Fund.

   The Advisor voluntarily agreed to reimburse certain operating expenses of the Fund. The amount reimbursed during the period ended December 31, 2002 totaled $81,296.

   Pursuant to a sub-advisory agreement with the Advisor, Framlington Overseas Investment Management Limited (the "Sub-Advisor") provides sub-advisory services to the Fund and is responsible for its management, including all decisions regarding purchases and sales of portfolio securities. For its services with regard to the Fund, the Advisor pays the Sub-Advisor a monthly fee equal on an annual basis to 40% of the Advisor's net advisory revenues earned by the Advisor with respect to the Fund. The Advisor indirectly owns a 49% interest in the Sub-Advisor.

   Comerica Inc. ("Comerica"), through its wholly-owned subsidiary Comerica Bank, owns approximately 97% of the Advisor. Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the aggregate average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $1,277 for its sub-transfer agency and other related services provided to the Fund included in these financial statements for the period ended December 31, 2002.

   Each Trustee of MFT and Framlington and each Director of MFI and St. Clair is paid an aggregate fee for services provided as a Board member of MFT, MFI, Framlington and St. Clair. The fee consists of a $68,000 annual retainer ($90,000 for the Chairman) for services in such capacity, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid an annual retainer of $4,000 for services as a Board member plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit

MUNDER INTERNATIONAL GROWTH FUND
   Notes to Financial Statements, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Directors/Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Director/Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MFI, MFT, Framlington, St. Clair and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica's affiliates receives any compensation from MFI, MFT, Framlington, St. Clair or @Vantage.

3. DISTRIBUTION AND SERVICE PLAN

   The Fund has a Distribution and Service Plan (the "Plan") with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, the service fees are used primarily to pay securities dealers and other financial institutions and organizations (collectively, the "Service Organizations") who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B and Class C Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

   The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:


 CLASS A      CLASS B      CLASS C      CLASS K
  SHARES       SHARES       SHARES       SHARES
12b-1 FEES   12b-1 FEES   12b-1 FEES   SERVICE FEES
---------------------------------------------------
  0.25%        1.00%        1.00%         0.25%

   Comerica Securities, a wholly-owned subsidiary of Comerica, and Comerica Bank are among the Service Organizations who receive fees from the Fund under the Plan. For the period ended December 31, 2002, the Fund paid $1 and $1,062 to Comerica Securities and Comerica Bank, respectively, for shareholder services provided to Class A, Class B, Class C and Class K shareholders.

MUNDER INTERNATIONAL GROWTH FUND
   Notes to Financial Statements, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

4. SECURITIES TRANSACTIONS

   Cost of purchases and proceeds from sales of securities, other than short-term investments and U.S. Government securities, were $11,894,524 and $15,745,689 respectively, for the period ended December 31, 2002.

   At December 31, 2002, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $1,157,506 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $4,349,281 and net depreciation for financial reporting purposes was $3,191,775. At December 31, 2002, aggregate cost for financial reporting purposes was $31,713,818.

   As of December 31, 2002, the Fund had the following open spot contract which contractually obligates it to deliver currency at the specified future date:

                                            U.S. $
                       LOCAL PRINCIPAL    EQUIVALENT    SETTLEMENT      CURRENT        UNREALIZED
SALE                     AMOUNT SOLD         SOLD          DATE       U.S. $ VALUE    DEPRECIATION
--------------------------------------------------------------------------------------------------
Great Britain Pound..      246,647         $396,657      01/02/03       $396,978          $321

5. TRANSACTIONS WITH AFFILIATED COMPANIES

   The term "affiliated company" includes investment companies with the same sub-advisor as the Fund. At December 31, 2002, the Fund held the following security of an affiliated company:

                                     PURCHASED            SOLD
                       VALUE AT    --------------    --------------    VALUE AT     REALIZED
AFFILIATE              6/30/02     COST    SHARES    COST    SHARES    12/31/02    GAIN/(LOSS)
----------------------------------------------------------------------------------------------
Korea Investment
  Opportunities
  Limited............  $335,300    $--       --      $--       --      $297,500        $--

6. GEOGRAPHIC CONCENTRATION

   The Fund primarily invests in foreign securities. Investing in securities of foreign companies and/or foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and/or U.S. Government securities. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of U.S. companies and the U.S. Government.

MUNDER INTERNATIONAL GROWTH FUND
   Notes to Financial Statements, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

7. REVOLVING LINE OF CREDIT

   Effective December 18, 2002, the Munder Funds renewed a revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 17, 2003 on the daily amount of the unused commitment. During the period ended December 31, 2002, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2002 total commitment fees for the Fund were $374.

8. SUBSEQUENT EVENTS

   On February 11, 2003, the Board of Trustees approved the following matters to be voted upon by shareholders of the Fund: (1) the election of eight Trustees of Framlington, seven of which are currently members of the Board of Trustees, (2) a Plan of Reorganization and Redomiciliation providing for (a) the acquisition of all of the assets of the Fund by a corresponding series ("New Fund") of the Munder Series Trust, a newly formed Delaware statutory trust, in exchange for shares of the New Fund and the assumption of all liabilities of the Fund by the corresponding New Fund and (b) the subsequent liquidation of the Fund, and (3) the amendment or elimination of certain of the Fund's fundamental investment restrictions in order to modernize its investment restrictions and increase its investment flexibility.

                      [This Page Intentionally Left Blank]

BOARD OF TRUSTEES
             Charles W. Elliott, Chairman
             John Rakolta, Jr., Vice Chairman
             David J. Brophy
             Joseph E. Champagne
             Thomas D. Eckert
             Michael T. Monahan
             Arthur T. Porter
OFFICERS
             James C. Robinson, President
             Peter K. Hoglund, Vice President
             Elyse G. Essick, Vice President
             Stephen J. Shenkenberg, Vice President and Secretary
             Mary Ann Shumaker, Assistant Secretary
             Melanie Mayo West, Assistant Secretary
             Cherie N. Ugorowski, Treasurer
             David W. Rumph, Assistant Treasurer
             Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR
             Munder Capital Management
             Munder Capital Center
             480 Pierce Street
             Birmingham, MI 48009
INVESTMENT SUB-ADVISOR
             Framlington Overseas Investment
             Management Limited
             155 Bishopsgate
             London, England EC2M 3XJ
TRANSFER AGENT
             PFPC, Inc.
             4400 Computer Drive
             Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN
             State Street Bank & Trust Company
             225 Franklin Street
             Boston, MA 02110
DISTRIBUTOR & SUB-ADMINISTRATOR
             Funds Distributor, Inc.
             60 State Street
             Boston, MA 02109
LEGAL COUNSEL
             Dechert LLP
             1775 I Street, N.W.
             Washington, D.C. 20006
INDEPENDENT AUDITORS
             Ernst & Young LLP
             200 Clarendon Street
             Boston, MA 02116

SANNINTLGF1202

                                                              SEMI-ANNUAL REPORT

                                                               DECEMBER 31, 2002

                                                                THE MUNDER FUNDS
                                                                  Class K Shares

THE MUNDER EQUITY FUNDS              THE MUNDER INCOME FUNDS
Balanced                             Bond
Bio(Tech)(2)                         Intermediate Bond
Emerging Markets                     International Bond
Future Technology                    U.S. Government Income
Healthcare                           Michigan Tax-Free Bond
Index 500                            Tax-Free Bond
International Equity                 Tax-Free Short-Intermediate
International Growth                 Bond
Large-Cap Growth
Large-Cap Value                      THE MUNDER MONEY MARKET FUNDS
Micro-Cap Equity                     Cash Investment
MidCap Select                        Tax-Free Money Market
Multi-Season Growth                  U.S. Treasury Money Market
NetNet
Power Plus
Real Estate Equity Investment
Small-Cap Value
Small Company Growth

                                                                          ------------------------------
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                                                                             electronically. Sign up
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                                                                                    EDELIVERY
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

[MUNDER FUNDS LOGO]

THE MUNDER FUNDS LETTER TO SHAREHOLDERS

DEAR FELLOW MUNDER FUND SHAREHOLDERS:

     The past six months was far more positive for the bond market than it was for the stock market. While the S&P 500 Index fell by 10.30% for the six months ending December 31, the Lehman Brothers Aggregate Bond Index, a widely followed measure of bond market performance, rose by 6.23%.

     The double-digit negative return for the stock market during this period is not difficult to understand. The market was depressed, in large part, by a wicked brew of uncertainty and fear. There were concerns about the pace of economic growth, corporate accounting scandals, the prospect for war with Iraq and lingering concerns about terrorism. The uncertainty and fear were fueled by prior stock losses and an unusually volatile market. During the third quarter, the S&P 500 rose or fell by 1% or more on 69% of the trading days, and by 2% or more on 41% of the trading days. You have to go back to the 1930s to find a more volatile period. The uncertainties that plagued stock investors contributed to lower interest rates and higher bond prices during this same period.

     While the performance of the stock and bond markets were significantly different during the past two quarters, there were some striking similarities in the relative performance of the quality segments of the financial markets. In both the stock and bond markets, high quality securities had the strongest relative returns in the third quarter, while lower quality securities were the performance leaders in the fourth quarter. For example, in the fourth quarter, the Lehman Brothers Bond Indices showed a 1.05% return for AAA rated bonds and a 6.74% return for high yield or junk bonds. Stocks in the S&P 500 universe with an A+ ranking had a 2.96% return for the quarter, while stocks with a C ranking had a 28.50% return. Because of the higher quality focus of Munder Capital's mutual funds, they did not participate in this low quality rally.

     Given the poor performance of stocks over the last six months, and the strong performance of bonds, it may be tempting for investors to consider reallocating their investments in favor of bonds. Generally, however, the worst strategy for an investor is to chase last year's or last quarter's winners. As of December 31, bonds have outperformed stocks for three consecutive years. That has not happened since the 1939-1941 period. Our models suggest that bonds are expensive relative to stocks, and it is never a good idea to sell a relatively inexpensive asset to buy a relatively expensive asset in the hope of making a quick return. As always, investors should focus on what asset allocation -- what proportions of stocks and bonds -- makes sense for them, in terms of long-term investment goals.

     On the following pages, you will find information and commentary on the relative and absolute performance of the Funds covered in this semi-annual report. If you have any questions about your current investments or any of the Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our Web site at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

     Very Truly Yours,

     /s/ James C. Robinson

     James C. Robinson, President

     The Munder Funds

TABLE OF
      CONTENTS
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
              MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

                                           EQUITY FUNDS OVERVIEW:
                           III             Munder Balanced Fund
                           III             Munder Bio(Tech)(2) Fund
                           IV              Munder Emerging Markets Fund
                           IV              Munder Future Technology Fund
                           V               Munder Healthcare Fund
                           VI              Munder Index 500 Fund
                           VI              Munder International Equity Fund
                           VII             Munder International Growth Fund
                           VII             Munder Large-Cap Growth Fund
                           VIII            Munder Large-Cap Value Fund
                           VIII            Munder Micro-Cap Equity Fund
                           IX              Munder MidCap Select Fund
                           X               Munder Multi-Season Growth Fund
                           X               Munder NetNet Fund
                           XI              Munder Power Plus Fund
                           XII             Munder Real Estate Equity Investment Fund
                           XII             Munder Small-Cap Value Fund
                           XIII            Munder Small Company Growth Fund

                                           FIXED INCOME FUNDS OVERVIEW:
                           XIV             Munder Bond Fund
                           XIV             Munder Intermediate Bond Fund
                           XV              Munder International Bond Fund
                           XV              Munder U.S. Government Income Fund
                           XVI             Munder Michigan Tax-Free Bond Fund
                           XVI             Munder Tax-Free Bond Fund
                           XVI             Munder Tax-Free Short-Intermediate Bond Fund

--------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT FEDERALLY INSURED BY
THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. ALL MUTUAL FUND SHARES INVOLVE
CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.
                                                                               i
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
              PORTFOLIO OF INVESTMENTS --

                                           EQUITY FUNDS:
                           1               Munder Balanced Fund
                           8               Munder Bio(Tech)(2) Fund
                           10              Munder Emerging Markets Fund
                           13              Munder Future Technology Fund
                           15              Munder Healthcare Fund
                           18              Munder Index 500 Fund
                           25              Munder International Equity Fund
                           37              Munder International Growth Fund
                           40              Munder Large-Cap Growth Fund
                           42              Munder Large-Cap Value Fund
                           45              Munder Micro-Cap Equity Fund
                           49              Munder MidCap Select Fund
                           51              Munder Multi-Season Growth Fund
                           53              Munder NetNet Fund
                           57              Munder Power Plus Fund
                           59              Munder Real Estate Equity Investment Fund
                           60              Munder Small-Cap Value Fund
                           63              Munder Small Company Growth Fund

                                           INCOME FUNDS:
                           65              Munder Bond Fund
                           68              Munder Intermediate Bond Fund
                           71              Munder International Bond Fund
                           73              Munder U.S. Government Income Fund
                           75              Munder Michigan Tax-Free Bond Fund
                           78              Munder Tax-Free Bond Fund
                           82              Munder Tax-Free Short-Intermediate Bond Fund

                                           MONEY MARKET FUNDS:
                           87              Munder Cash Investment Fund
                           89              Munder Tax-Free Money Market Fund
                           98              Munder U.S. Treasury Money Market Fund
                           100             FINANCIAL STATEMENTS
                           157             FINANCIAL HIGHLIGHTS
                           185             NOTES TO FINANCIAL STATEMENTS

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MANAGEMENT'S DISCUSSION OF
      FUND PERFORMANCE
--------------------------------------------------------------------------------

THE RETURNS FOR THE FUNDS CONTAINED IN THE FOLLOWING COMMENTARY DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR UPON REDEMPTION OF FUND SHARES. PLEASE NOTE THAT ANY INDEX AGAINST WHICH A FUND IS COMPARED IS NOT AN ACTUAL FUND AND NO EXPENSES ARE NETTED AGAINST ITS RETURNS. YOU CANNOT INVEST DIRECTLY IN AN INDEX. THE RETURNS FOR THE FUNDS ARE REPORTED AFTER THE DEDUCTION OF ALL EXPENSES.

MUNDER BALANCED FUND

FUND MANAGERS: The Munder Balanced Fund Team

     The Fund earned a return of -6.81% for the six months ending December 31, relative to the -3.70% return for a 60%/40% blend of the Russell 3000 Index and the Lehman Brothers Intermediate Government/Credit Index and the -5.11% median return for the Lipper universe of balanced mutual funds. Compared to the Lipper universe, the Fund has earned above-median returns for the one-month, three-year and five-year time periods ending December 31. As of December 31, the asset allocation was 59% equities and 41% fixed income and cash equivalents.

     The Munder Balanced Fund is a diversified portfolio with equity holdings ranging from large company to small company stocks. The equity styles represented in the Fund include both growth and value. Growth stocks are those selected largely because of anticipated growth in earnings. Value stocks tend to be stocks whose characteristics include relative valuation that is below that of the market. The fixed income portion of the Fund includes bonds from the corporate, government and mortgage-related sectors of the market.

     Reflecting the weakness in the equity markets during the six months ending December 31, only the Fund's fixed income holdings earned a positive return. All of the equity holdings, regardless of the style or size segment of the market represented, posted a negative return. Given the generally high quality of the stocks represented in the Fund, they lagged during the low quality equity rally that occurred during the fourth quarter.

     The greatest relative strength in the equity portion of the Fund for the six-months ending December 31 came from the mid-cap stocks. The weakest returns came from the holdings of small-cap growth stocks. In general, the large-cap holdings generated stronger relative returns than smaller-cap holdings, reflecting the relative weakness of small-cap stocks.

MUNDER BIO(TECH)(2) FUND

FUND MANAGER: The Munder Bio(Tech)(2) Fund Team

     The Fund generated a return of -5.13% for the six months ending December 31, compared to the -2.59% return for the NASDAQ Biotech Index and -6.24% median return for the Lipper universe of health/biotechnology mutual funds. Compared to the Lipper benchmark, the Fund has earned above-median returns for the three-month and six-month time periods ending December 31.

     After declining by close to 50% in the first half of 2002, the NASDAQ Biotech Index rallied in July. In that month, the Index earned its second monthly positive return for the year. Investors responded by taking profits, however, and the Index returned to negative territory in August. While the NASDAQ Biotech Index posted a negative return of -8.84% for the third quarter of 2002, it had a positive return of 6.87% for the fourth quarter. The strongest months for the Index were October (+10.00%) and November (+9.09%). We took profits selectively during the November rally and, after the December correction, we have been adding to some of the trimmed positions.

     The flow of news in the biotech sector improved significantly in the second half of the year with the appointment of a new FDA Commissioner. This was an important milestone for a group whose lifeblood is new product approvals. During the six months ending December 31, some of the most significant positive news for the Fund focused on Inspire Pharmaceuticals, Inc., with a 6.0% weighting. The stock had three positive announcements and is now the largest holding in the Fund. Exelixis, Inc. (4.0% of the Fund) benefited from its wide-ranging collaboration with GlaxoSmithKline. Among the ten largest holdings in the Fund, eight stocks outperformed the NASDAQ Biotech Index for that six-month time period. The weakest stock among the top ten holdings was Cerus Corporation (2.5% of the Fund). Cerus, which develops medical systems and therapeutics based on its proprietary

--------------------------------------------------------------------------------

Helinx technology for controlling biological replication, had double-digit negative returns, while the NASDAQ Biotech Index was only down by 2.59%. The Fund's position in Cerus subtracted close to 0.9 percentage points from the Fund's relative returns.

     In addition to the underperformance of Cerus, the smaller-cap bias of the Fund held back relative returns for the six months ending December 31. Given investors' focus on liquidity, large-cap biotech stocks had stronger relative performance than smaller-cap stocks during that time period.

     In our view, the lack of a strong year-end rally has left the biotech sector well positioned for 2003, especially given the expectations for an improvement in both earnings and sales growth during the coming year. Although there are no guarantees, all in all, we are optimistic about the 2003 outlook for the biotech segment of the market.

MUNDER EMERGING MARKETS FUND

FUND MANAGERS: The Munder Emerging Markets Fund Team

     The Fund generated a return of -7.71% for the six months ending December 31, relative to the -7.90% return for the MSCI Emerging Markets Free Index and the -9.10% median return for the Lipper universe of emerging markets mutual funds. Compared to its Lipper universe, the Fund has earned above-median returns for the one-month, three-month, six-month, nine-month, one-year and two-year time periods ending December 31.

     The relative performance of the Fund lagged during the first half of the six-month time period ending December 31, but picked up significantly in both absolute and relative returns in the October through December period. The factors exerting a positive and negative influence on relative returns also shifted markedly between one quarter and the next. An overweight in Turkey helped to boost relative returns during the third quarter, while an underweighted position in Turkey was positive for returns in the fourth quarter.

     During the July through September time period, relative performance was boosted by an underweight in Taiwan, and overweighted positions in Russia, India and Turkey. Strong stock selection in Brazil, Thailand and Turkey also contributed positively to relative returns. These positive factors, however, were outweighed by the negative impact of an overweighted position in South Korea, and weak stock selection among Taiwanese, South Korean and Israeli stocks.

     During the October through December time period, the positive impacts of an overweight in India and underweights in Malaysia and Turkey, along with strong stock selection in Mexico, Russia and India, dominated returns. The combination of strong stock selection in India and an overweighted position in that country was particularly favorable for returns.

     Negative factors impacting performance during the fourth quarter included an overweighted position in China, an underweighted position in South Africa and relatively weak stock selection among Brazilian and South Korean stocks. However, these factors were more than outweighed by the positive factors for the October through December time period As a result, the Fund had strong relative returns for both the quarter and the entire six-month period stretching from June 30 through December 31.

     Looking ahead, we are anticipating that we will underweight the riskier emerging markets and Asian technology stocks during the first quarter of 2003. We are also alert to the fact that tensions over North Korea could offer buying opportunities for South Korean stocks. Finally, we would anticipate selling oil shares if hostilities with Iraq began.

MUNDER FUTURE TECHNOLOGY FUND

FUND MANAGERS: The Munder Future Technology Fund Team

     The Fund earned a return of -11.80% for the six months ending December 31, relative to the -10.88% return for the Goldman Sachs Technology Composite and the -13.11% median return for the Lipper universe of science and technology mutual funds. Compared to the Lipper universe, the Fund has earned above median returns for the one-month, three-month, six-month, nine-month and one-year time periods ending December 31.

--------------------------------------------------------------------------------

     Technology stocks in general had weak relative returns during the third quarter, with the Goldman Sachs Technology Composite lagging the S&P 500 Index by close to 10 percentage points. In the fourth quarter, however, a strong rally in technology stocks led to significant outperformance of that sector. During that quarter, the Goldman Sachs Technology Composite posted a 22.27% return, contrasted to the 8.43% return for the S&P 500 Index.

     For the six months ending December 31, the Fund lagged its Goldman Sachs benchmark, although it outperformed the median return of its Lipper mutual fund universe. The largest positive contributors to the Fund's relative return for that period were the strong stock selection in the communication equipment sector and an overweight in the internet software and services sector. Specific holdings in the communication equipment sector that helped to boost returns were ADC Telecommunications (0.8% of the Fund), UTStarcom (5.1% of the Fund) and NetScreen Technologies (0.4% of the Fund). ADC Telecommunications provides broadband network equipment, software and systems integration services, enabling communication services providers to deliver high-speed internet, video, voice and data services. UTStarcom designs, manufactures and markets wireline and wireless broadband access and switching equipment. NetScreen Technologies provides a family of integrated network security solutions. The lack of a position in Motorola was also positive for the Fund's relative performance.

     Offsetting the factors that contributed positively to the Fund's relative return was the Fund's overweighting of the semiconductor equipment and products sector and the disappointing returns of some holdings in that sector. Among the semiconductor-related stocks with disappointing returns were Micron Technology (0.2% of the Fund), PMC-Sierra Inc. and Marvell Technologies Group (0.3% of the
Fund). Relative returns were also held back by the Fund's lack of holdings in the internet and catalog retail sector. We view companies in this sector as retail stocks rather than technology holdings.

MUNDER HEALTHCARE FUND

FUND MANAGERS: The Munder Healthcare Fund Team

     The Fund generated a -11.44% return for the six months ending December 31, compared to the -16.45% return for the Russell 2000 Healthcare Index and the -6.24% median return for the Lipper universe of health/biotechnology mutual funds.

     During the six months ending December 31, the Fund benefited from its relatively heavy weighting (30%) in biotechnology stocks. After declining significantly during the first half of 2002, the biotech sector began to move up during the second half of the year. One reason for this biotech rally was that the flow of news in the sector improved significantly in the second half of the year. The appointment of the new FDA Commissioner was also an important milestone for the group, whose lifeblood is new product approvals. Overall, we expect 2003 to be a better year for biotechnology stocks than 2002. Whether it will be good enough to allow for initial public offerings of biotechnology companies is unclear, though we believe subsequent offerings such as have been occurring recently are likely to continue.

     Another boost to returns during the six months ending December 31 came from the sale of the Fund's position in Tenet Healthcare before it became apparent that the company had been boosting its profits on high cost patients by aggressive interpretation of reimbursement rules. Although the problem was specific to Tenet, it put pressure on other hospital stocks. Fundamentally, we believe that the well-managed, investor-owned hospital groups are in a good position to take market share from the not-for-profit sector (still the vast majority of the market).

     About 24% of the Fund was invested in medical device companies as of December 31. We continue to believe that demographic factors are highly favorable for the device industry, which tends to be focused on older patients. Presently in our view, the three most exciting new product areas in the device industry are drug-eluting stents, new tri-chamber cardiovascular devices for heart failure patients, and minimally invasive hip replacements that are expected to cut hospitalization and recovery times in half. Zimmer Holdings, Inc. (1.11% of the Fund), a newer holding, is anticipated to be the first to launch this latter device. In addition to these areas, we hold a number of specialty companies in urology, diabetes, pain management and neurosurgery.

--------------------------------------------------------------------------------

     We also remain enthusiastic about the outlook for healthcare service stocks. Profits have been outstanding, beating estimates in most areas, but share prices are down from December 2001 levels. As a result, based on what we believe is a price-to-earnings (P/E) ratio below its long-term growth rate and a significant discount to the overall stock market, we recently added UnitedHealth Group, Inc. to the portfolio (1.06% of the Fund).

MUNDER INDEX 500 FUND

FUND MANAGERS: The Munder Index 500 Fund Team

     The Fund earned a return of -10.67% for the six months ending December 31, compared to the -10.51% median return for the Lipper universe of mutual funds with the objective of tracking the S&P 500 Index.

     After posting a -17.28% return in the third quarter, the S&P 500 Index rebounded with an 8.43% return in the fourth quarter. Based on returns and weight in the Index, the biggest contributors to the fourth quarter rebound were the information technology, telecommunication services and financials sectors of the S&P 500 Index.

     The telecommunications services sector, with a return of 2.16%, was the only sector of the S&P 500 universe to earn a positive return for the entire six month period ending December 31. The weakest sectors included utilities (-18.48%), consumer discretionary (-15.73%), energy (-14.78%) and materials (-13.03%).

     The Fund continued to achieve its goal of closely tracking the total return of the S&P 500 Index. Using proprietary software, the weight of each of the 500 holdings in the Fund is monitored closely relative to its weight in the S&P 500 universe. Cash flows are invested promptly to minimize their impact on returns. The small difference between the returns for the Fund and the S&P 500 Index is due primarily to the fact that expenses are deducted from the Fund before its return is calculated. Since the S&P 500 Index is not an actual fund, there are no expenses charged against its return.

MUNDER INTERNATIONAL EQUITY FUND

FUND MANAGER: The Munder International Equity Fund Team

     The Fund generated a return of -13.75% for the six months ending December 31, relative to the -13.89% return for the FTSE World ex-U.S. Index and the -15.71% median return for the Lipper universe of international equity mutual funds. Compared to its Lipper universe, the Fund has earned above-median returns for the three-month, six-month, and five-year time periods ending December 31.

     For the six months ending December 31, widely followed international benchmarks lagged the S&P 500 Index. The Morgan Stanley EAFE Index (Europe, Asia and the Far East) had a return of -14.47%, while the broader FTSE World ex-U.S. Index had a -13.89% return. Both were weaker than the -10.30% return for the S&P 500 Index. In contrast, the MSCI Emerging Markets Free Index showed relative strength, with a return of -7.90%.

     Among individual countries, Argentina and Pakistan had the top-performing stock markets for the six months ending December 31, followed by Hungary, Australia and Czechoslovakia. The weakest markets included Germany, China, Korea and Norway. The best global sectors for the six-month period included telecommunication services and software services. The weakest returns came from health care equipment and household and personal products.

     We believe the diversified style represented by the Fund provides a non-traditional and highly quantitative approach to international investing. During the six months ending December 31, the Fund benefited from its focus on broad diversification. As of December 31, 49 countries and 38 industry groups were represented in the Fund, which typically holds between 600 and 800 securities. This broad diversification is far greater than the 21 countries represented in the Morgan Stanley EAFE Index.

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     In addition to the core holding of ADRs* with a market capitalization of over $250 million, approximately 15% of the Fund is based on an economic modeling overlay, whose purpose is to identify undervalued foreign securities.

MUNDER INTERNATIONAL GROWTH FUND

FUND MANAGER: The Munder International Growth Fund Team

     The Fund generated a return of -16.63% for the six months ending December 31, relative to the -14.47% return for the Morgan Stanley EAFE Index and the -15.71% median return for the Lipper universe of international equity mutual funds.

     The Fund lagged its benchmarks in the July through September period, but had strong absolute and relative returns in the October through December time period. In the third quarter, performance was held back by the Fund's underweight in Japan. While the Japanese stock market faced the same negative environment as stock markets around the world, the Nikkei 225's return of -11.7% was significantly better than the -19.69% return for the Morgan Stanley EAFE Index. In fact, the combination of an underweighting of Japan and stock selection in that country had the largest negative impact on the Fund for that three-month period. The Fund's underweight in Japan was largely because of our view that Japan faces a tough earnings outlook, due to a stronger than expected yen and an economy that is very dependent on exports.

     In the fourth quarter, the Fund's strong relative return was driven largely by asset allocation, although stock selection was a modest positive as well. The largest contribution to returns came from the Pacific (excluding Japan) sector of the Fund. That region was slightly underweighted in the Fund and had strong stock selection. An overweight in Europe and an underweight in Japan also helped to boost performance. While the Fund gained significant ground during the October through December period, performance still lagged for the six months as a whole.

     We enter the New Year facing an uncertain environment. Geopolitical risk remains high, with the prospect of conflict in the Middle East remaining a distinct possibility. Economic growth in Europe is expected to be below trend in 2003, making a sustainable recovery in earnings difficult and more likely to occur in 2004. However, on a more positive note, valuations for European equities currently look attractive relative to bonds and on an absolute basis. For Japan, prospects for a meaningful recovery in equity markets are dependant on economic reform that remains a distant possibility and we expect to remain underweight in the region. However, while the macro reforms may be lacking, a number of Japanese companies are undertaking their own self-help measures, providing some interesting investment opportunities. All in all, we remain optimistic that, while international equity markets are likely to remain volatile, overall they should make positive progress in the year ahead.

MUNDER LARGE-CAP GROWTH FUND

FUND MANAGERS: The Munder Large-Cap Growth Fund Team

     For the six months ending December 31, the Fund exhibited a return of -13.43% relative to the -8.98% return for the Russell 1000 Growth Index and the -11.77% median return for the Lipper universe of large-cap growth mutual funds.

     Strong stock selection in the consumer staples sector had a positive impact on the Fund's relative returns for the six months ending December 31. Performance in this sector was driven by an overweighted position in SmithField Foods and the lack of holdings of Coca-Cola. The boost to performance from the consumer staples sector, however, was more than offset by the disappointing returns of holdings in the health care, industrials and financials sectors.

     The health care sector did the most damage to the Fund's relative performance. Tenet Healthcare, which was not a holding in the Fund, was plagued by questions regarding Medicare reimbursements. Although the problem

------------
* American Depositary Receipts (ADRs) are negotiable certificates that represent ownership of a class of shares in a non-U.S. company. They are issued and guaranteed by a U.S. depository institution that holds the underlying ordinary shares in the country of origin. Once issued, ADRs are freely traded in the U.S. securities markets.

--------------------------------------------------------------------------------

seemed to be specific to Tenet, the controversy had a negative impact on the Fund's hospital-related holdings. These holdings were overweighted in the Fund, and performance suffered as investors fled the group. In addition, the Fund's performance was hurt by its position in Wyeth (1.3% of the Fund), which had weak relative returns for the July through December time period.

     In the industrials sector, an overweight in Concord EFS and General Dynamics (2.1% of the Fund) held back relative returns. Concord EFS is an electronic transaction processor, while General Dynamics is involved in a variety of industries, including information and communication technology, defense work and shipbuilding. AmeriCredit held back returns in the financials sector. The company is in the auto financing business, and there were concerns about loan quality given the weakness in economic growth.

     The October through November time period was a particularly difficult one for the Fund. The stocks that did best during that quarter seemed to be those that were characterized by lack of growth, earnings disappointments, overly optimistic earnings guidance and high valuations. These are not characteristics that we seek for the stocks held in the Fund.

     Looking ahead, we remain committed to seeking out quality companies that we believe have the potential to generate superior earnings growth. We believe that the fourth quarter market trend toward poor fundamentals has played its course. During December, stocks with strong fundamentals once again had stronger returns than what we view as the more speculative securities. While there are no guarantees, we are optimistic that the sentiment that reasserted itself in December is the one that will shape future performance.

MUNDER LARGE-CAP VALUE FUND

FUND MANAGERS: The Munder Large-Cap Value Fund Team

     The Fund exhibited a return of -13.14% for the six months ending December 31, relative to the -11.29% return of the Russell 1000 Value Index and the -11.50% median return for the Lipper universe of multi-cap value mutual funds.

     During the six months ending December 31, the performance of the Fund was held back by its lack of participation in the low quality rally that occurred in the fourth quarter. Investors abandoned conservative tendencies during October and November, and there was a sharp rebound in the stock prices of more volatile and lower quality stocks during this two-month period. The shift in market sentiment may have reflected a snap back from the depressed stock prices that existed at the end of the third quarter and the additional easing of monetary policy in November. Whatever the reason, the improved market sentiment proved to be temporary. December marked a return to the more conservative trends apparent earlier in the year, along with a continued decline in stock prices. The Fund sharply underperformed its Russell 1000 Value benchmark in October and November, but held up well during the December market decline. This relative performance reflects the conservative positioning of the Fund, a characteristic that has generally benefited performance during the stock market's decline.

     The Fund's weakest relative returns during the six months ending December 31 came from its utilities and consumer discretionary holdings. El Paso Corp. (0.3% of the Fund) was the largest detractor from returns in the utilities sector. A combination of sharply lower power prices and the political fallout from the power crisis in California hurt the company's stock price. We continue to believe that there is strong underlying asset value to support the stock's price. In the consumer discretionary sector, Sears, Roebuck (0.8% of the Fund) held back relative returns. Its stock price was hurt by sharply higher losses in the company's credit card unit. The company's efforts to grow business through the introduction of the Sears Gold Master Card has resulted in losses that were significantly above expectations.

MUNDER MICRO-CAP EQUITY FUND

FUND MANAGERS: The Munder Micro-Cap Equity Fund Team

     The Fund earned a return of -19.62% for the six months ending December 31, relative to -11.09% return for the Wilshire Micro-Cap Index and the -15.38% median return for the Lipper universe of small-cap core mutual

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funds. Compared to the Lipper universe, the Fund has earned above-median returns for the one-month, three-month, two-year and five-year time periods ending December 31.

     During the six months ending December 31, the Fund's relative performance was held back by the disappointing relative returns of holdings in the health care, industrials and information technology sectors. In the information technology sector, the strong return from Precise Software Solutions Ltd. (1.0% of the Fund) was offset by weak returns from ClearOne Communications, Inc. (0.4% of the Fund) and TTI Team Telecom International. An underweighting of the financials sector and an overweighting of the health care sector also had a negative impact on the Fund's performance.

     Investors appear to expect the economy and the market to rebound in 2003. If that occurs, we believe that small-cap stocks should do well and are likely to outperform larger-cap stocks. First, small-cap stocks continue to post better earnings and sales growth, driven by an improving economy, and they continue to possess compelling relative valuations. Historically, small-cap stocks have better relative performance coming out of a bear market. In addition, the potential for merger and acquisition activity is picking up, and that should be a positive for the small-cap sector. Finally, corporate governance and under-funded pensions, two issues that have had a negative impact on larger-cap stocks, are less of an issue for smaller companies.

     While we cannot predict future performance, we are also enthusiastic about the long-term outlook for the Fund. On average, the earnings growth of the Fund has been faster and more consistent than the small-cap sector as a whole, and the holdings in the Fund are more profitable based on measures such as return on equity or return on capital. In addition, the Fund is attractively valued, based on the estimated median price-to-earnings ratio (P/E) of less than 12 times for 2003.

MUNDER MIDCAP SELECT FUND

FUND MANAGERS: The Munder MidCap Select Fund Team

     Class K shares commenced operations on December 17, 2002 and earned a return of -2.58% through December 31. Class Y shares of the Fund, which would have similar but higher annual returns due to differing expenses, earned a return of -9.54% for the six months ending December 31, relative to the -11.68% return for the S&P MidCap 400 Index and the -13.84% median return for the Lipper universe of mid-cap growth mutual funds. Compared to the Lipper universe, Class Y shares earned an above-median return for the one-month, six-month, nine-month, one-year, two-year and three-year time periods ending December 31.

     Although the Fund participated in the market decline during the six months ending December 31, it did generate good relative performance. Most of this outperformance came during the July through September period. Given the generally high quality of the Fund's holdings, it did not fully participate in the rally of lower quality stocks during October and November.

     The largest contribution to the Fund's relative return for the six months ending December 31 came from strong stock selection in the industrials and information technology sectors. Apollo Group Inc. (2.8% of the Fund) was the key contributor to relative returns in the industrials sector. Apollo Group Inc. provides higher education through the University of Phoenix, and benefited from strong enrollment growth. Positive contributions to relative performance from information technology holdings included Affiliated Computer Services, Inc. (2.6% of the Fund), Intuit, Inc. (1.5% of the Fund) and Mercury Interactive Corporation (0.9% of the Fund). Affiliated Computer Services Inc. provides technology outsourcing services. Intuit Inc. provides small business accounting and personal financial software, including Quick Books, Quicken and Turbo Tax. Mercury Interactive Corporation provides testing and monitoring services, including web hosting monitoring services. Kinder Morgan Inc. (1.9% of the Fund) contributed to relative returns in the utilities sector. The company is an energy storage and transportation company, focused on natural gas distribution.

     We believe that the economy should be undergoing recovery as the monetary stimulus from lower interest rates works its way through the system. However, while there is reason for optimism regarding economic growth, we were disappointed to see that the best performing stocks during the October through December period included some of the companies with the poorest operating results and outlooks. As a result, our discipline of investing in

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higher quality companies worked against the Fund during this three-month time period. As some of the more speculative stocks declined in December, the Fund's relative performance improved.

MUNDER MULTI-SEASON GROWTH FUND

FUND MANAGERS: The Munder Multi-Season Growth Fund Team

     The Fund generated a return of -11.91% for the six months ending December
31. This compares to the -10.30% return for the S&P 500 Index and the -11.35% median return for the Lipper universe of large-cap core mutual funds.

     The Fund underperformed its S&P 500 benchmark for the six months ending December 31. The rally in low quality stocks during the fourth quarter was a significant factor in the weaker relative return of the Fund. In that quarter, stocks rated A+ had the lowest returns (+2.96%) while stocks with a C ranking generated an average return of 28.50%. In contrast, in the third quarter, stocks with quality ratings of A+ had returns of -12.38%, while stocks with a C ranking had a significantly weaker -20.88% return. Given our focus on high quality stocks with strong fundamentals, good earnings prospects and reasonable valuations, our equity portfolios had good relative returns in the third quarter, but gave up relative performance during the fourth quarter rally of lower quality stocks.

     Within the Fund, the consumer discretionary and consumer staples sectors contributed positively to relative performance during the six months ending December 31. Performance leaders included Omnicom Inc. (1.4% of the Fund) in the consumer discretionary sector, and Anheuser-Busch Companies, Inc. (2.6% of the Fund) and Sysco Corporation (2.3% of the Fund) in the consumer staples sector. Omnicom Inc. provides marketing and corporate communication services. Anheuser-Busch Companies, Inc. manufactures, distributes and brews beer, while Sysco Corporation distributes food and food-related items to the food service industry. Both Anheuser-Busch Companies, Inc. and Sysco Corporation benefited from strong sales, while Omnicom Inc. was experiencing a rebound from depressed levels.

     The positive impact of holdings in the consumer discretionary and consumer staples sectors, however, was more than offset by the weak relative returns of the health care, financials and industrials sectors. The performance of the Fund's health care holdings was negatively impacted by the Fund's overweight in hospitals and distributors. These stocks were hurt by Tenet Healthcare's announcement of lower expected earnings because of disputes over Medicare payments for high cost patients. Tenet Healthcare was sold during the period. The stock of Baxter International, Inc. (0.6% of the Fund) came under pressure when the company reported third-quarter earnings in line with expectations but indicated that it expected pressure on earnings until late 2003 because of lower pricing on some key products. With the exception of Tenet Healthcare and Baxter International, Inc., the Fund's health care holdings met or exceeded third quarter earnings expectations and maintained earnings guidance.

     In the finance sector, Capital One Financial Corporation (1.4% of the Fund) was one of the largest detractors from the Fund's relative return. The stock's price was hurt by concerns over sub-prime lending. Finally, in the industrials sector, Concord EFS was negatively impacted by an earning shortfall.

     The stocks represented in our core equity portfolios were chosen because we believe they have demonstrated above-average earnings growth, even in an uncertain environment. In fact, the majority of companies owned in this Fund met or exceeded earnings expectations, and exhibited earnings growth that was faster than the overall S&P 500 universe. Although there are no guarantees, just as we expect stock prices to recover if earnings growth continues its current positive trend, we believe that our focus on quality and demonstrated earnings will ultimately be rewarded as well.

MUNDER NETNET FUND

FUND MANAGERS: The Munder NetNet Fund Team

     The Fund earned a return of -6.38% for the six months ending December 31, compared to the 1.16% return for the Inter@ctive Week Internet Index, the 4.21% return for the Morgan Stanley Internet Index and the -13.11% median return for the Lipper universe of science and technology mutual funds. Compared to its Lipper

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universe, the Fund has earned median or above-median returns for the three-month and six-month time periods ending December 31.

     Technology stocks in general had weak relative returns during the third quarter, but strong relative performance during the final three months of 2002. During the fourth quarter, Internet-related stocks had particularly strong returns relative to the broader technology sector of the market. This strong absolute and relative performance was driven by the continued growth in the number of Internet users and in the average time spent online. A stronger than expected holiday season for online merchants was also a positive for Internet stocks.

     Within the Fund, an underweight in the computer and peripherals area, along with strong stock selection in that sector, was positive for the Fund's relative performance during the six months ending December 31. Another positive for the Fund was its lack of holdings in the diversified telecommunications services sector. That sector of the Morgan Stanley Internet Index had a -70.48% return for the six-month period.

     These positive factors, however, were more than offset by an underweight in Internet-related health care providers and services, and stock selection in the communication equipment and software sectors. In the communication equipment sector, performance was held back by an overweighted position in Brocade Communication Systems (0.1% of the Fund) and Cisco Systems (4.9% of the Fund). In the software sector, the lack of a position in BEA Software had the largest negative impact on the Fund's relative return.

MUNDER POWER PLUS FUND

FUND MANAGERS: The Munder Power Plus Fund Team

     The Fund generated a return of -21.16% for the six months ending December 31, relative to the -9.00% return for the Deutsche Bank Energy Index and the -10.86% return for the Lipper universe of natural resources mutual funds.

     Reflecting the general performance of the broad stock market during the six months ending December 31, the energy sector of the market fell sharply during the third quarter but rallied during the last three months of 2002. The Deutsche Bank Energy Index, which generated a return of -15.64% for the third quarter, rose by 7.87% in the fourth quarter. While the Fund posted strong returns relative to its Deutsche Bank Energy Index benchmark during the fourth quarter, the outperformance was not sufficient to overcome significant underperformance during the third quarter. As a result, the Fund lagged its Deutsche Bank Energy Index benchmark for the six-month period ending December 31.

     During the third quarter, no sector of the power and energy universe generated a positive return. Within the Fund, most of the conventional energy holdings, about 75% of the Fund, performed well on a relative basis. Some of the drilling companies, for example, benefited from the improving fundamentals of the North American natural gas market. In contrast, the poorest relative performance came from the independent power producers (IPPs) whose share prices were severely depressed by allegations, primarily from the media and political arena, of price manipulation and other market abuses during the California energy crisis of 2000 and 2001. We believe that many of these companies are being penalized for guilt by association. Another sector that lagged during the quarter was power technology. Most of the products produced by these companies are capital goods, and demand was negatively impacted by the overall decline in capital spending.

     During the fourth quarter, the Fund rallied along with the energy sector, and outperformed its Deutsche Bank Energy Index benchmark. Commodity prices for both oil and natural gas continued to strengthen during the fourth quarter, influenced by war tensions in Iraq and by political instability in Venezuela. Our significant underweighting in major oil companies (only 5% of the Fund) produced strong relative returns compared to our Deutsche Bank Energy Index benchmark.

     The stock prices of natural gas-related companies did quite well during the fourth quarter because investors are now beginning to realize that supply is running short of demand. We have often spoken of the secular decline in natural gas deliverability, and we believe that it will continue to be a significant focal point regarding the supply of natural gas. In fact, natural gas deliverability trends in Canada now resemble what has occurred here in the U.S,

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and it is anticipated that Canadian natural gas production levels and exports to the U.S. will fall during 2003, for the first time in 16 years. It would appear that the U.S. can no longer count on Canada to be our swing supplier of natural gas.

     The Fund is currently heavily weighted in investments related to natural gas, with approximately 80% of the Fund's holdings in companies that primarily benefit from exploration, production and drilling activities related to natural gas in North America. The stock prices of these holdings did quite well during the fourth quarter, both on an absolute and relative basis. While we cannot predict future returns, we believe that these investments will perform well during 2003, providing that the economy and weather patterns return to more normal patterns.

MUNDER REAL ESTATE EQUITY INVESTMENT FUND

FUND MANAGER: The Munder Real Estate Equity Investment Fund Team

     The Fund generated a return of -7.06% for the six months ending December 31, relative to the -8.68% return for the NAREIT Index (equity only) and the -7.97% median return for the Lipper universe of real estate mutual funds. Compared to its Lipper benchmark, the Fund has earned median or above-median returns for the one-month, three-month, six-month, nine-month, one-year and two-year time periods ending December 31.

     For the six-month period ending December 31, REITs provided attractive returns relative to other sectors of the equity market, as the predictable cash flows, low volatility and attractive dividend yields of the REIT market provided support during uncertain times. The Fund posted good returns relative to its benchmarks for that six-month period.

     Throughout the July through December time period, performance was boosted by strong stock selection in the office, health care and diversified sectors of the REIT market. (Diversified REITs hold properties in various REIT sectors.) Corporate Office Properties Trust, Inc. (4.5% of the Fund) and SL Green Realty Corporation (4.1% of the Fund), were among the best performing office REITs for the period. In the industrial sector, CenterPoint Properties Corporation (0.9% of the Fund) and ProLogis Trust (4.9% of the Fund) were among the performance leaders. The Fund's holdings in the specialty sector boosted returns in the July through September period, but held back performance during the following three months. (Specialty REITs own properties in a specialty niche of the market, such as golf courses, prisons or movie theaters.) Correctional Properties Trust (4.4% of the Fund) was our largest position in that sector. We continue to believe in the fundamentals of that REIT.

     Looking forward, selectivity will be a key in the REIT market, as some parts of the market are displaying weakness while others remain solid. Our largest overweight continues to be the regional mall sector. Within regional malls, occupancies have held up nicely and valuations remain attractive. In addition, retail store closings have remained below year-ago and historical levels. Retailers continue to demand more new space than what will be delivered over the next year, providing positive support for occupancies and rents. We will remain underweight in apartments. Job losses, coupled with low mortgage rates that have made home ownership increasingly affordable, have hurt the rental market.

MUNDER SMALL-CAP VALUE FUND

FUND MANAGERS: The Munder Small-Cap Value Fund Team

     The Fund earned a return of -16.25% for the six months ending December 31, relative to the -17.41% return for the Russell 2000 Value Index and the -15.38% median return for the Lipper universe of small-cap core mutual funds. Compared to its Lipper universe, the Fund has earned median or above-median returns for the one-month, nine-month, one-year, two-year, three-year and five-year time periods ending December 31.

     Stock selection was the key driver of the strong performance of the Fund during the six months ending December 31, relative to its Russell 2000 Value benchmark. The utilities sector was the only sector of the Fund to have a significant negative impact on returns. Within the sector, Black Hills Corp. and Cleco Corp. were the largest detractors from the Fund's return. Black Hills is a diversified energy holding company that produces and markets power and fuel. Cleco Corp. generates, transmits, distributes and sells electricity within Louisiana.

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     Positive stock selection in a number of sectors, including health care, information technology and materials, more than offset the disappointing performance of holdings in the utilities sector. In the health care sector, standout performers included PolyMedica Corporation (1.2% of the Fund) and AMERIGROUP Corporation (2.0% of the Fund). PolyMedica provides direct-to-consumer specialty medical products and services. AMERIGROUP Corporation is a multi-state managed health care company, focused on serving people who receive health care benefits through state-sponsored programs, including Medicaid. Holdings of Precise Software Solutions helped to drive returns in the information technology sector. The company provides software that assists organizations in monitoring and optimizing the performance of their software applications across their technology infrastructure. AptarGroup, Inc. (1.0% of the Fund) was one of the strongest holdings in the materials sector. The company designs, makes and sells product-dispensing systems.

     While no one can predict the future, the economy and the stock market are expected to rebound in 2003. We believe that smaller cap stocks can do well in this environment, most likely outperforming the large-cap segment of the market. First, small-cap stocks continue to post better earnings and sales growth than large-cap stocks, driven by an improving economy. In spite of the higher earnings growth, we believe that the relative valuations in the small-cap sector of the market remain compelling. In addition, small-cap stocks have historically outperformed large-cap stocks as we move out of a bear environment. Finally, corporate governance and under-funded pensions, issues that have plagued large-cap stocks, are less of a factor for small-cap stocks. Added to all of these positive factors is the potential for merger and acquisition activity to pick up in the small-cap segment of the market.

     The Fund continues to focus on what we believe are profitable, attractively valued small-cap names. An important measure of profitability, the weighted average return on capital for the Fund, is over 19%, an attractive level by any measure. In our view, the fundamentals of the Fund should help to position it for long-term competitive returns.

MUNDER SMALL COMPANY GROWTH FUND

FUND MANAGER: The Munder Small Company Growth Fund Team

     The Fund generated a return of -21.16% for the six months ending December 31, compared to the -15.63% return for the Russell 2000 Growth Index and the -15.92% median return for the Lipper universe of small-cap growth mutual funds.

     For the six-month time period ending December 31, consumer staples holdings had a positive impact on returns. The largest contributions to relative performance came from United Natural Foods, Inc. (2.8% of the Fund) and Performance Food Group Company (1.8% of the Fund). United Natural Foods, Inc. rebounded during this period, with earnings holding up well despite the loss of a major customer. Performance Food Group Company did well as a result of continued strength in sales to restaurants.

     The boost to relative returns from this sector, however, was more than offset by weak relative returns in the health care and financials sectors. In the health care sector, First Horizon Pharmaceuticals Corporation, MIM Corp. (1.2% of the Fund) and Province Healthcare (1.2% of the Fund) were the largest detractors from the Fund's relative returns. First Horizon Pharmaceuticals Corporation, a company that markets and sells brand name drugs, reported disappointing results for its product pipeline. MIM's stock price suffered as revenue expectations fell to more realistic levels. Province Healthcare experienced problems related to acquisitions in Alabama and increased competitive pressures.

     In the financials sector, AmeriCredit and Greater Bay Bancorp held back returns. AmeriCredit is in the auto financing business and was hurt by concerns about the quality of its loans in this slow growth environment. Greater Bay Bancorp has a significant exposure to commercial real estate in the San Francisco area, which continued to show a downward trend rather than stabilizing as had been expected.

     A more general reason for the Fund's weak relative performance during the six months ending December 31 was that the quality of its holdings dampened its participation in the fourth quarter rally of speculative and lower quality stocks. We continue to maintain our discipline of purchasing and holding small-cap growth stocks with

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strong fundamentals and reasonable valuations. In our view, this provides us with the best opportunity to earn competitive returns over time.

     We believe that small-capitalization stocks may perform well versus their large-capitalization peers in 2003, if the strength in economic data becomes more sustained. Small-capitalization stocks tend to perform well in an economy that is emerging from a period of slow growth, as well as in an environment in which interest rates are relatively stable.

MUNDER BOND FUND

FUND MANAGERS: The Munder Bond Fund Team

     The Fund earned a 5.50% return for the six months ending December 31, compared to the 6.97% return for the Fund's benchmark (50% Lehman Brothers Aggregate Bond Index/50% Lehman Brothers Credit Index) and the 5.59% median return for the Lipper universe of corporate debt A-rated mutual funds.

     The Fund performed in line with its benchmarks for the July through September period, but lagged in the October through December timeframe. During the third quarter, the corporate sector of the bond market came under pressure and the Fund benefited from an underweight in corporate securities. Within the corporate sector, higher quality securities generated the best relative returns and the Fund's underweight in BBB rated securities helped to boost the Fund's relative performance. Partially offsetting these positive factors was the Fund's underweight in U.S. Treasury securities, the best performing sector of the bond market.

     The fourth quarter was close to a mirror opposite of the third quarter. The corporate sector was the strongest performing fixed income sector during the period, and BBB corporate securities, the lowest investment grade rating, were the strongest performing corporate credits. Previously beaten down corporate sectors, such as telecommunications, cable and automobile manufacturers, led the charge. Although we actively increased BBB-rated corporate holdings during the quarter, the Fund's underweight in that category significantly hindered performance.

     While the negative influences dominated during the fourth quarter, there were positive factors impacting the Fund's performance as well. These included the Fund's significant overweight in mortgage-backed securities and its underweight in U.S. Treasury securities. U.S. Treasuries generated the lowest return of all of the Lehman benchmark's components during the fourth quarter. These factors, however, were not enough to overcome the negative impact of the Fund's high credit quality, during a period when junk bonds were outperforming AAA rated bonds by more than a six-to-one margin.

     Although we cannot predict the future, we believe that against a backdrop of a gradual economic recovery, the stage is set for corporate bonds to outperform U.S. Treasuries and U.S. Agencies during 2003. That should present good opportunities for the Fund. The biggest challenge will be specific issue selection. The well-publicized corporate implosions in 2002 reinforced the advantages of investment diversification and taught tough lessons on sell decisions. There is a wildcard for the bond market, however, and that is the geopolitical risks presented by Iraq, North Korea and others.

MUNDER INTERMEDIATE BOND FUND

FUND MANAGERS: The Munder Intermediate Bond Fund Team

     The Fund generated a 4.60% return for the six months ending December 31, relative to the 6.29% return for the Lehman Brothers Intermediate Government/Credit Index and a 4.49% median return for the Lipper universe of short intermediate investment grade debt mutual funds. Compared to the Lipper universe, the Fund has earned median or above-median returns for the one-month, six-month, nine-month, one-year, two-year and three-year time periods ending December 31.

     During the July through September time period, there was a flight to quality in the bond market, with U.S. Treasury securities experiencing the best performance of all the major bond market sectors. In this environment, both the high quality of the Fund and an underweighting in corporate securities was a positive for the Fund's return. Relative performance was held back, however, by the Fund's underweighting in U.S. Treasury bonds. The

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Fund increased its modest barbell position during the third quarter, due to the expectation that the wide gap between yields on shorter-term and longer-term securities would begin to narrow. (A barbell structure implies that the desired maturity is achieved by combining shorter-term and longer-term securities.) During the October through December period, however, the modest barbell in the one-year to ten-year range had a slightly negative impact on returns.

     By far the largest impact on Fund performance during the three-month period ending December 31 was investors' focus on lower quality securities. For the three-months ending December 31, the Lehman Brothers bond indices showed that BBB rated bonds had a return of 4.54%, compared to 2.68% for A rated bonds and 1.05% for AAA rated bonds. In this environment, the high quality of the Fund held back performance. Partially offsetting this negative factor was the positive impact of the Fund's overweight in corporate securities, particularly A rated securities. While A rated bonds underperformed BBB rated bonds, they did outperform both AA and AAA credit ratings for the October through December time period.

MUNDER INTERNATIONAL BOND FUND

FUND MANAGERS: The Munder International Bond Fund Team

     The Fund earned a return of 9.41% for the six months ending December 31, relative to the 9.07% return for the Salomon Brothers Non-U.S. Dollar World Government Bond Index and the 8.52% return for the Lipper universe of international income mutual funds. Compared to its Lipper benchmark, the Fund has earned median or above-median returns for the one-month, three-month, six-month, nine-month, one-year and two-year time periods ending December 31.

     Interest rates fell around the globe during the six months ending December 31, largely because of signs of economic weakness and growing tensions with Iraq and Korea. Investors continued to expect further rate cuts, especially in the Eurozone.

     In terms of currency movements, the U.S. dollar strengthened during the July through September period, but weakened during the fourth quarter. By the end of this six-month period, the U.S. dollar had weakened against the euro, the yen and the pound.

     With the combination of declining interest rates and a weakening U.S. dollar, virtually every country represented in the Salomon Brothers Non-U.S. Dollar World Government Bond Index experienced a positive total return for the six months ending December 31. The Fund demonstrated strong absolute and relative returns for this time period. Its strong performance was primarily due to its overweighted position in the euro.

MUNDER U.S. GOVERNMENT INCOME FUND

FUND MANAGERS: The Munder U.S. Government Income Fund Team

     The Fund exhibited a return of 4.80% for the six months ending December 31, relative to the 7.44% return for the Lehman Brothers Government Bond Index and the 5.60% median return for the Lipper universe of general U.S. government mutual funds. Compared to the Lipper universe, the Fund has earned median or above-median returns for the one-month, one-year, two-year, three-year and five-year time periods ending December 31.

     During the six months ending December 31, the performance of the Fund was negatively impacted by its relatively heavy weight in Government agency mortgage-backed securities. The relative performance of these securities was hurt by falling interest rates and increased worries about the pace of refinancing. In fact, benchmarks of refinancing activity moved to record levels during the fourth quarter.

     Throughout the period, we continued the sale of agency mortgages and added to the Fund's positions in intermediate-term agencies and longer-term Treasuries to maintain the duration of the Fund. (Duration is a measure of the price sensitivity of the Fund to changes in interest rates.) Towards the end of the year, the Fund's structure was shifted to a modest bullet, and that had a positive impact on returns. (A bulleted maturity structure means that the desired maturity is reached by buying securities at or near the targeted maturity, rather than by combining shorter-term and longer-term securities.)

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MUNDER MICHIGAN TAX-FREE BOND FUND

FUND MANAGERS: The Munder Michigan Tax-Free Bond Fund Team

     The Fund earned a return of 4.69% for the six months ending December 31, relative to the 4.32% median return for the Lipper universe of Michigan municipal debt mutual funds. Compared to the Lipper universe, the Fund has earned median or above-median returns for the one-month, six-month, nine-month, one-year, two-year, three-year and five-year time periods ending December 31. The Fund is also measured against a custom index made up of an equally weighted combination of the Lehman Brothers 10-year, 15-year and 20-year Municipal Bond Indexes. This custom index had a return of 4.96% for the six months ending December 31.

     There were conflicting currents in the municipal market during the six months ending December 31, with factors that boosted performance in some months but held back returns in others. During the July through September period, an overweight in securities with maturities of eight years or less had a negative impact on performance. This was offset by the positive impact of the Fund's overweighting in AAA- and AA-rated bonds and its underweighting in housing securities. Michigan bonds had relatively weak returns for the quarter, holding back the performance of the Fund relative to geographically diversified municipal funds.

     During the fourth quarter, Michigan bonds had good relative returns and that helped to boost the absolute return of the Fund. In addition, the Fund's overweight of securities with maturities of eight years or less, which had held back returns during the third quarter, had a positive impact on performance during the fourth quarter. The Fund's focus on high quality, with a relatively heavy weighting in AAA- and AA-rated bonds, held back returns in November but was a positive for the six months as a whole. An underweight in hospital bonds also helped returns throughout the July through December time period. While an underweighting in housing bonds helped the Fund's relative returns in the third quarter, it had a negative impact in the fourth quarter.

MUNDER TAX-FREE BOND FUND

FUND MANAGERS: The Munder Tax-Free Bond Fund Team

     The Fund earned a return of 4.58% for the six months ending December 31, relative to the 4.24% median return for the Lipper universe of general municipal debt mutual funds. Compared to the Lipper universe, the Fund has earned median or above-median returns for the one-month, six-month, nine-month, one-year, two-year, three-year and five-year time periods ending December 31. The Fund is also measured against a custom index made up of an equally weighted combination of the Lehman Brothers 10-year, 15-year and 20-year Municipal Bond Indexes. This custom index had a return of 4.96% for the six months ending December 31.

     During the third quarter, an underweight in housing bonds boosted returns while an overweight in securities with maturities of eight years or less held back performance. The impact of these factors was reversed during the fourth quarter. The underweight in housing bonds provided the largest boost to the Fund's relative returns. Throughout the six-month period ending December 31, the Fund's overweighted position in AAA- and AA-rated securities, which outperformed A- and BBB-rated securities, had a positive impact on returns. An underweight in hospital bonds was also a positive throughout that six-month period.

MUNDER TAX-FREE SHORT-INTERMEDIATE BOND FUND

FUND MANAGER: The Munder Tax-Free Short-Intermediate Bond Fund Team

     The Fund earned a return of 3.07% for the six months ending December 31, relative to the 3.87% return of the Lehman Brothers Mutual Fund Intermediate/Short Muni Index and the 3.04% median return for the Lipper universe of short intermediate municipal debt mutual funds. Compared to the Lipper universe, the Fund has earned median or above-median returns for the three-month, six-month, nine-month, one-year, two-year, three-year and five-year time periods ending December 31.

     The Fund's relative performance lagged during the third quarter but was slightly above its benchmarks for the fourth quarter. Throughout the six-month time period ending December 31, the Fund benefited from its overweighting in AAA- and AA- rated securities. These high quality securities had better relative returns than A-

--------------------------------------------------------------------------------

or BBB- rated securities. During the third quarter, the Fund's underweight in housing and hospital bonds also had a positive impact on relative returns. However, these positive factors were outweighed by the Fund's underweight in bonds with maturities in the five-year to ten-year range and by its emphasis on Michigan securities.

     During the fourth quarter, the underweight in bonds in the six-year to ten-year maturity range had a positive impact on returns, as did the Fund's large position in Michigan securities. The underweight in housing bonds, which had been a positive factor in the third quarter, had a negative impact on performance in the fourth quarter.

                      [This Page Intentionally Left Blank]

 xviii

MUNDER BALANCED FUND
      Portfolio of Investments, December 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

SHARES                                                  VALUE
-------------------------------------------------------------
COMMON STOCKS -- 59.2%
   AEROSPACE & DEFENSE -- 1.6%
     1,500      DRS Technologies, Inc.+          $     46,995
     5,700      General Dynamics Corporation          452,409
     4,300      Honeywell International, Inc.         103,200
    14,150      L-3 Communications Holdings,
                  Inc.+                               635,476
     5,600      United Technologies
                  Corporation                         346,864
                                                 ------------
                                                    1,584,944
                                                 ------------
   AUTO COMPONENTS -- 0.8%
    18,380      Aftermarket Technology
                  Corporation+                        266,510
     4,300      American Axle & Manufacturing
                  Holdings, Inc.+                     100,706
     6,400      Lear Corporation+                     212,992
     5,000      Magna International, Inc.,
                  Class A                             280,750
                                                 ------------
                                                      860,958
                                                 ------------
   BANKS -- 3.9%
     9,800      Bank of America Corporation           681,786
       700      BB&T Corporation                       25,893
     4,400      Charter One Financial, Inc.           126,412
     3,400      Commerce Bancorp, Inc.                146,846
     1,400      Golden West Financial
                  Corporation                         100,534
     3,800      GreenPoint Financial
                  Corporation                         171,684
    12,100      KeyCorp                               304,194
     3,300      Mellon Financial Corporation           86,163
     7,650      North Fork Bancorporation,
                  Inc.                                258,111
     3,600      Prosperity Bancshares, Inc.            68,400
     2,500      Southwest Bancorporation of
                  Texas, Inc.+                         72,025
    20,800      Sovereign Bancorp, Inc.               292,240
     2,500      TCF Financial Corporation             109,225
    18,000      U.S. Bancorp                          381,960
     8,800      Washington Mutual, Inc.               303,864
    11,900      Wells Fargo & Company                 557,753
     5,600      Zions Bancorporation                  220,354
                                                 ------------
                                                    3,907,444
                                                 ------------
   BEVERAGES -- 2.4%
    13,595      Anheuser-Busch Companies,
                  Inc.                                657,998
    30,400      Constellation Brands, Inc.,
                  Class A+                            720,784
     6,500      Pepsi Bottling Group, Inc.            167,050
    20,907      PepsiCo, Inc.                         882,694
                                                 ------------
                                                    2,428,526
                                                 ------------
   BIOTECHNOLOGY -- 0.9%
     5,650      Amgen, Inc.+                          273,121
     2,900      Cell Genesys, Inc.+                    32,338
     2,475      Charles River Laboratories
                  International, Inc.+                 95,238
    10,950      Enzon, Inc.+                          183,084
     2,100      Gilead Sciences, Inc.+                 71,400

SHARES                                                  VALUE
-------------------------------------------------------------
   BIOTECHNOLOGY (CONTINUED)
     8,050      MedImmune, Inc.+                 $    218,718
     4,950      Serologicals Corporation+              54,450
                                                 ------------
                                                      928,349
                                                 ------------
   BUILDING PRODUCTS -- 0.4%
    12,800      Masco Corporation                     269,440
     3,350      Trex Company, Inc.+                   118,255
                                                 ------------
                                                      387,695
                                                 ------------
   CHEMICALS -- 1.3%
     5,500      Airgas, Inc.+                          94,875
    12,700      Minerals Technologies, Inc.           548,005
     3,200      PPG Industries, Inc.                  160,480
     6,700      Praxair, Inc.                         387,059
     2,900      Sigma-Aldrich Corporation             141,230
                                                 ------------
                                                    1,331,649
                                                 ------------
   COMMERCIAL SERVICES & SUPPLIES -- 1.8%
     4,600      Apollo Group, Inc., Class A           202,400
     3,900      Automatic Data Processing,
                  Inc.                                153,075
     1,800      Bright Horizons Family
                  Solutions, Inc.+                     50,616
     2,000      ChoicePoint, Inc.                      78,980
     3,050      Corinthian Colleges, Inc.+            115,473
     4,700      Corporate Executive Board
                  Company+                            150,024
     3,700      Dun & Bradstreet Corporation+         127,613
     1,950      Education Management
                  Corporation+                         73,320
     6,000      First Data Corporation                212,460
     3,300      Headwaters, Inc.+                      51,183
     2,400      NDCHealth Corporation                  47,760
    13,700      Republic Services, Inc.+              287,426
     6,100      Right Management Consultants,
                  Inc.+                                80,825
     6,750      Stericycle, Inc.+                     218,558
                                                 ------------
                                                    1,849,713
                                                 ------------
   COMMUNICATIONS EQUIPMENT -- 1.4%
    24,600      ADC Telecommunications, Inc.+          51,414
    26,500      Alvarion, Ltd.+                        49,555
     5,500      Anaren Microwave, Inc.+                48,400
    39,450      Cisco Systems, Inc.+                  516,795
     7,600      Comverse Technology, Inc.+             76,152
     7,100      SpectraLink Corporation+               50,978
    32,000      UTStarcom, Inc.+                      634,560
                                                 ------------
                                                    1,427,854
                                                 ------------
   COMPUTERS & PERIPHERALS -- 1.8%
    10,650      Dell Computer Corporation+            284,781
    16,498      Hewlett-Packard Company               286,405
     8,050      International Business
                  Machines Corporation                623,875
    10,400      Lexmark International Group,
                  Inc., Class A+                      629,200
                                                 ------------
                                                    1,824,261
                                                 ------------

                       See Notes to Financial Statements.

MUNDER BALANCED FUND
      Portfolio of Investments, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

SHARES                                                  VALUE
-------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   CONSTRUCTION & ENGINEERING -- 0.2%
     5,000      Jacobs Engineering Group,
                  Inc.+                          $    178,000
                                                 ------------
   DIVERSIFIED FINANCIALS -- 4.4%
     1,100      Affiliated Managers Group,
                  Inc.+                                55,330
     4,000      Capital One Financial
                  Corporation                         118,880
     7,000      Cit Group Inc., New                   137,200
    26,643      Citigroup, Inc.                       937,567
     9,700      Countrywide Financial
                  Corporation                         501,005
    12,700      E*TRADE Group, Inc.+                   61,722
     3,900      Federal Agricultural Mortgage
                  Corporation, Class C+               119,496
    21,860      Federal Home Loan Mortgage
                  Corporation                       1,290,833
     1,250      Federal National Mortgage
                  Association                          80,413
     3,475      Financial Federal
                  Corporation+                         87,327
     4,200      Goldman Sachs Group, Inc.             286,020
     3,500      Investors Financial Services
                  Corporation                          95,865
     8,550      J. P. Morgan Chase & Company          205,200
     8,080      Lehman Brothers Holdings,
                  Inc.                                430,583
     1,400      New Century Financial
                  Corporation                          35,546
                                                 ------------
                                                    4,442,987
                                                 ------------
   DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.5%
    15,800      ALLTEL Corporation                    805,800
    21,400      SBC Communications                    580,154
     4,400      Verizon Communications, Inc.          170,500
                                                 ------------
                                                    1,556,454
                                                 ------------
   ELECTRIC UTILITIES -- 0.6%
    14,000      ALLETE, Inc.                          317,520
     1,800      Dominion Resources, Inc.               98,820
     7,200      Edison International                   85,320
     1,400      FPL Group, Inc.                        84,182
                                                 ------------
                                                      585,842
                                                 ------------
   ELECTRICAL EQUIPMENT -- 0.7%
     4,700      American Power Conversion
                  Corporation+                         71,205
     8,700      Cooper Industries, Ltd.,
                  Class A                             317,115
     3,500      Franklin Electric Co., Inc.           168,035
     6,600      Rockwell Automation, Inc.             136,686
                                                 ------------
                                                      693,041
                                                 ------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.6%
     1,800      Craftmade International, Inc.          27,720
     5,300      Intermagnetics General
                  Corporation                         104,092
     4,000      OSI Systems, Inc.+                     67,920
     1,325      ScanSource, Inc.+                      65,323
     9,500      Tech Data Corporation+                256,120
     2,800      Varian, Inc.+                          80,332
                                                 ------------
                                                      601,507
                                                 ------------

SHARES                                                  VALUE
-------------------------------------------------------------
   ENERGY EQUIPMENT & SERVICES -- 1.7%
     2,300      BJ Services Company+             $     74,313
     8,250      ENSCO International, Inc.             242,963
     2,400      FMC Technologies, Inc.+                49,032
     7,025      Key Energy Group, Inc.+                63,014
    10,700      Noble Corporation+                    376,105
     4,800      Patterson-UTI Energy, Inc.+           144,816
     4,100      Precision Drilling
                  Corporation+                        133,414
    16,900      Radian Group, Inc.                    627,835
     2,800      Willbros Group, Inc.+                  23,016
                                                 ------------
                                                    1,734,508
                                                 ------------
   FOOD & DRUG RETAILING -- 0.8%
     2,600      Performance Food Group
                  Company+                             88,293
    10,245      SYSCO Corporation                     305,199
     5,300      United Natural Foods, Inc.+           134,355
     6,750      Walgreen Company                      197,032
     2,400      Whole Foods Market, Inc.+             126,552
                                                 ------------
                                                      851,431
                                                 ------------
   FOOD PRODUCTS -- 0.8%
    26,300      McCormick & Company, Inc.             610,160
     8,050      Smithfield Foods, Inc.+               159,712
                                                 ------------
                                                      769,872
                                                 ------------
   GAS UTILITIES -- 0.1%
     3,300      Kinder Morgan, Inc.                   139,491
                                                 ------------
   HEALTH CARE EQUIPMENT & SUPPLIES -- 0.5%
     5,470      Baxter International, Inc.            153,160
     9,550      Biomet, Inc.                          273,703
     3,200      Orthofix International N.V.+           89,760
                                                 ------------
                                                      516,623
                                                 ------------
   HEALTH CARE PROVIDERS & SERVICES -- 3.9%
     2,750      Accredo Health, Inc.+                  96,937
    13,300      AdvancePCS+                           295,393
     1,800      AmerisourceBergen Corporation          97,758
     1,850      AMN Healthcare Services,
                  Inc.+                                31,284
     6,496      Anthem, Inc.+                         408,598
     6,735      Cardinal Health, Inc.                 398,645
     7,050      Community Health Systems,
                  Inc.+                               145,159
     8,200      Express Scripts, Inc., Class
                  A+                                  393,928
     5,300      HCA, Inc.                             219,950
    24,995      Health Management Associates,
                  Inc., Class A+                      447,410
     1,800      LifePoint Hospitals, Inc.+             53,876
     7,300      Lincare Holdings, Inc.+               230,826
     2,950      Mid Atlantic Medical
                  Services, Inc.+                      95,580
    10,300      MIM Corporation+                       59,740
       650      Odyssey Healthcare, Inc.+              22,555
     6,950      Option Care, Inc.+                     55,322
    16,000      Owens & Minor, Inc.                   262,720
     2,700      Patterson Dental Company+             118,098
     5,775      Province Healthcare Company+           56,191
     2,200      Quest Diagnostics, Inc.+              125,180
     4,700      Select Medical Corporation+            63,403

                       See Notes to Financial Statements.

MUNDER BALANCED FUND
      Portfolio of Investments, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

SHARES                                                  VALUE
-------------------------------------------------------------
   HEALTH CARE PROVIDERS & SERVICES (CONTINUED)
     1,490      Tenet Healthcare Corporation+    $     24,436
     4,100      Universal Health Services,
                  Inc., Class B+                      184,910
     2,250      Wellchoice, Inc.+                      53,888
                                                 ------------
                                                    3,941,787
                                                 ------------
   HOTELS, RESTAURANTS & LEISURE -- 2.2%
     8,700      Brinker International, Inc.+          280,575
     9,400      Carnival Corporation, Class A         234,530
    22,800      Darden Restaurants, Inc.              466,260
    10,100      Harrah's Entertainment, Inc.+         399,960
     1,400      International Game
                  Technology+                         106,288
    11,220      Penn National Gaming, Inc.+           177,949
     1,500      RARE Hospitality
                  International, Inc.+                 41,430
    16,250      Ruby Tuesday, Inc.                    280,963
     8,900      Wendy's International, Inc.           240,923
                                                 ------------
                                                    2,228,878
                                                 ------------
   HOUSEHOLD DURABLES -- 1.1%
    11,200      Centex Corporation                    562,240
     2,200      La-Z-Boy, Inc.                         52,756
     4,000      Lennar Corporation                    206,400
     2,200      Mohawk Industries, Inc.+              125,290
       300      NVR, Inc.+                             97,650
     1,000      Toro Company                           63,900
                                                 ------------
                                                    1,108,236
                                                 ------------
   HOUSEHOLD PRODUCTS -- 0.3%
     1,400      Colgate-Palmolive Company              73,402
     4,500      Kimberly-Clark Corporation            213,615
                                                 ------------
                                                      287,017
                                                 ------------
   INDUSTRIAL CONGLOMERATES -- 1.2%
    42,385      General Electric Company            1,032,075
    12,000      Tyco International Ltd.               207,360
                                                 ------------
                                                    1,239,435
                                                 ------------
   INSURANCE -- 3.0%
    18,600      ACE Ltd.                              545,724
     4,000      AFLAC, Inc.                           120,480
    13,050      Ambac Financial Group, Inc.           733,932
    12,743      American International Group,
                  Inc.                                737,183
     3,300      Brown & Brown, Inc.                   106,656
     1,600      Everest Re Group, Ltd.                 88,480
     3,000      Marsh & McLennan Companies,
                  Inc.                                138,630
     2,050      MBIA, Inc.                             89,913
    11,100      Old Republic International
                  Corporation                         310,800
     2,000      Scottish Annuity & Life
                  Holdings Ltd.                        34,900
     2,800      Triad Guaranty, Inc.+                 103,208
                                                 ------------
                                                    3,009,906
                                                 ------------
   INTERNET & CATALOG RETAIL -- 0.1%
     3,000      School Specialty, Inc.+                59,940
                                                 ------------

SHARES                                                  VALUE
-------------------------------------------------------------
   INTERNET SOFTWARE & SERVICES -- 0.6%
     2,000      Expedia, Inc.+                   $    133,860
     4,050      Overture Services, Inc.+              110,606
     1,150      Parthusceva, Inc.+                      6,797
    30,000      VeriSign, Inc.+                       240,600
     4,200      Websense, Inc.+                        89,716
                                                 ------------
                                                      581,579
                                                 ------------
   IT CONSULTING & SERVICES -- 0.9%
    15,810      Affiliated Computer Services,
                  Inc., Class A+                      832,396
     1,600      Caci International, Inc.               57,024
     1,600      ManTech International
                  Corporation, Class A+                30,512
                                                 ------------
                                                      919,932
                                                 ------------
   LEISURE EQUIPMENT & PRODUCTS -- 0.2%
     8,730      Action Performance Companies,
                  Inc.                                165,870
     3,750      The Nautilus Group, Inc.+              50,100
                                                 ------------
                                                      215,970
                                                 ------------
   MACHINERY -- 1.3%
     2,300      Actuant Corporation, Class A+         106,835
     6,100      ITT Industries, Inc.                  370,209
     8,300      Kennametal, Inc.                      286,184
     9,500      Oshkosh Truck Corporation             584,250
                                                 ------------
                                                    1,347,478
                                                 ------------
   MEDIA -- 0.7%
     1,800      ADVO, Inc.+                            59,094
     1,600      Clear Channel Communications,
                  Inc.+                                59,664
    17,500      Comcast Corporation New+              395,325
     3,350      Omnicom, Inc.                         216,410
                                                 ------------
                                                      730,493
                                                 ------------
   METALS & MINING -- 0.2%
     9,100      Alcoa, Inc.                           207,298
                                                 ------------
   MULTILINE RETAIL -- 1.8%
    14,100      Big Lots, Inc.                        186,543
    13,980      Family Dollar Stores, Inc.            436,316
     7,400      Federated Department Stores,
                  Inc.+                               212,824
     1,200      Kohl's Corporation+                    67,140
    17,235      Wal-Mart Stores, Inc.                 870,540
                                                 ------------
                                                    1,773,363
                                                 ------------
   MULTI-UTILITIES & UNREGULATED POWER -- 0.2%
    10,500      Duke Energy Corporation               205,170
                                                 ------------
   OIL & GAS -- 2.1%
     7,700      Apache Corporation                    438,823
     6,400      ChevronTexaco Corporation             425,472
    11,490      El Paso Corporation                    79,970
     1,500      Equitable Resources, Inc.              52,560
    25,000      Exxon Mobil Corporation               873,500

                       See Notes to Financial Statements.

MUNDER BALANCED FUND
      Portfolio of Investments, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

SHARES                                                  VALUE
-------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   OIL & GAS (CONTINUED)
     5,100      Pioneer Natural Resources
                  Company+                       $    128,775
     4,000      Royal Dutch Petroleum
                  Company, NYR                        176,080
                                                 ------------
                                                    2,175,180
                                                 ------------
   PERSONAL PRODUCTS -- 0.4%
     5,700      Alberto-Culver Company, Class
                  A                                   276,963
     1,900      Alberto-Culver Company, Class
                  B                                    95,760
                                                 ------------
                                                      372,723
                                                 ------------
   PHARMACEUTICALS -- 3.3%
     5,450      American Pharmaceutical
                  Partners, Inc.+                      97,010
     4,450      Biovail Corporation+                  117,525
    18,050      Johnson & Johnson                     969,465
    19,350      King Pharmaceuticals, Inc.+           332,626
     6,200      Merck & Company, Inc.                 350,982
    38,400      Pfizer, Inc.                        1,173,888
     5,600      SICOR, Inc.+                           88,760
     5,125      Wyeth                                 191,675
                                                 ------------
                                                    3,321,931
                                                 ------------
   REAL ESTATE -- 0.8%
     2,500      Cousins Properties, Inc.               61,750
     4,600      General Growth Properties,
                  Inc.                                239,200
     7,600      ProLogis                              191,140
     7,300      Vornado Realty Trust                  271,560
                                                 ------------
                                                      763,650
                                                 ------------
   ROAD & RAIL -- 0.4%
    18,850      Genesee & Wyoming, Inc.,
                  Class A+                            383,598
                                                 ------------
   SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 1.8%
    12,900      Altera Corporation+                   159,057
     2,700      Cree, Inc.+                            44,145
     3,450      DSP Group, Inc.+                       54,579
    35,310      Intel Corporation                     549,777
     2,250      Marvell Technology Group
                  Ltd.+                                42,435
     2,200      Maxim Integrated Products,
                  Inc.+                                72,688
    20,350      Microchip Technology, Inc.            497,557
     2,275      Micron Technology, Inc.+               22,159
     5,550      Pericom Semiconductor
                  Corporation+                         46,120
     9,900      RF Micro Devices, Inc.+                72,567
    11,600      Texas Instruments, Inc.               174,116
     6,925      White Electronic Designs
                  Corporation+                         52,976
     3,100      Zoran Corporation+                     43,617
                                                 ------------
                                                    1,831,793
                                                 ------------
   SOFTWARE -- 2.3%
     2,275      Activision, Inc.+                      33,192
     6,400      Borland Software Corporation+          78,720

SHARES                                                  VALUE
-------------------------------------------------------------
   SOFTWARE (CONTINUED)
     2,500      Electronic Arts, Inc.+           $    124,425
     2,625      FactSet Research Systems,
                  Inc.                                 74,209
     2,243      Fair, Isaac & Company, Inc.            95,776
     4,250      FileNET Corporation+                   51,850
     8,100      Inet Technologies, Inc.+               49,410
     2,300      Intuit, Inc.+                         107,916
     6,950      Mercury Interactive
                  Corporation+                        206,068
    23,045      Microsoft Corporation+              1,191,426
    10,500      Quest Software, Inc.+                 108,255
     1,600      Symantec Corporation+                  64,816
       800      Synopsys, Inc.+                        36,920
     5,125      Verity, Inc.+                          68,629
                                                 ------------
                                                    2,291,612
                                                 ------------
   SPECIALTY RETAIL -- 2.1%
       450      Aeropostale, Inc.+                      4,757
     2,550      AutoZone, Inc.+                       180,158
     1,200      Bed Bath & Beyond, Inc.+               41,436
     3,600      Cost Plus, Inc.+                      103,212
    15,300      Home Depot, Inc.                      366,588
     4,200      Lowes Companies, Inc.                 157,500
    12,150      O'Reilly Automotive, Inc.+            307,273
     5,400      Regis Corporation                     140,346
    11,250      Rent-A-Center, Inc.+                  561,937
     2,800      The Wet Seal, Inc., Class A+           30,131
     2,650      Too, Inc.+                             62,328
     4,800      Williams-Sonoma, Inc.+                130,320
                                                 ------------
                                                    2,085,986
                                                 ------------
   WATER UTILITIES -- 0.1%
     5,800      Philadelphia Suburban
                  Corporation                         119,480
                                                 ------------
   WIRELESS TELECOMMUNICATION SERVICES -- 0.0%#
     4,700      Nextel Partners, Inc., Class
                  A+                                   28,529
                                                 ------------
TOTAL COMMON STOCKS
   (Cost $62,806,714)                              59,832,113
                                                 ------------
PREFERRED STOCKS -- 0.1%
   (Cost $234,517)
   ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.1%
     8,000      Solectron Corporation+                 93,600
                                                 ------------
PRINCIPAL
AMOUNT
----------
ASSET-BACKED SECURITIES -- 2.7%
   CREDIT CARD -- 1.6%
$  900,000      Capital One Master Trust,
                  Series 2001-8A, Class A,
                  4.600% due 08/17/2009               947,003
   575,000      Discover Card Master Trust I,
                  Series 1999-6, Class A,
                  6.850% due 07/17/2007               628,749
                                                 ------------
                                                    1,575,752
                                                 ------------

                       See Notes to Financial Statements.

MUNDER BALANCED FUND
      Portfolio of Investments, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                  VALUE
-------------------------------------------------------------
   UTILITIES -- 1.1%
$  430,000      Connecticut RRB Special
                  Purpose Trust, Series
                  2001-1, Class A3,
                  5.730% due 03/30/2009          $    470,012
   600,000      Public Service New Hampshire
                  Funding LLC, Series 2001-1,
                  Class A2,
                  5.730% due 11/01/2010               652,172
                                                 ------------
                                                    1,122,184
                                                 ------------
TOTAL ASSET-BACKED SECURITIES
   (Cost $2,533,942)                                2,697,936
                                                 ------------
COMMERCIAL MORTGAGE-BACKED SECURITIES -- 3.2%
 1,000,000      Chase Commercial Mortgage
                  Securities Corporation,
                  Series 1998-2, Class A2,
                  6.390% due 11/18/2030             1,120,711
   443,035      DLJ Commercial Mortgage
                  Corporation, Series 2000,
                  Class A1A,
                  6.930% due 08/10/2009               485,442
 1,000,000      First Union National Bank
                  Commercial Mortgage, Series
                  1999-C4, Class A2,
                  7.390% due 12/15/2031             1,172,914
   450,000      First Union-Lehman Brothers
                  Commercial Mortgage, Series
                  1997-C2, Class A3,
                  6.650% due 11/18/2029               503,729
                                                 ------------
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
   (Cost $3,031,620)                                3,282,796
                                                 ------------
CORPORATE BONDS AND NOTES -- 16.4%
   FINANCIALS -- 9.1%
   500,000      Block Financial Corporation,
                  8.500% due 04/15/2007               576,184
   193,667      Chevron Corporation,
                  8.110% due 12/01/2004               205,817
   400,000      EOP Operating Limited
                  Partnership,
                  7.875% due 07/15/2031               435,597
   600,000      First Union Corporation,
                  7.500% due 07/15/2006               678,711
   150,000      First Union National Bank,
                  7.800% due 08/18/2010               181,088
   400,000      Ford Motor Credit Company,
                  6.875% due 02/01/2006               400,701
   800,000      General Electric Capital
                  Corporation, MTN,
                  7.375% due 01/19/2010               929,226

PRINCIPAL
AMOUNT                                                  VALUE
-------------------------------------------------------------
   FINANCIALS (CONTINUED)
$  760,000      General Motors Acceptance
                  Corporation, MTN,
                  6.750% due 01/15/2006          $    787,072
   750,000      Household Finance
                  Corporation, MTN,
                  6.400% due 06/17/2008               799,753
   510,000      Landesbank Baden-Wurttemberg,
                  6.350% due 04/01/2012               566,560
   400,000      Nationwide Financial
                  Services, Inc.,
                  6.250% due 11/15/2011               417,154
   375,000      PHH Corporation, MTN,
                  8.125% due 02/03/2003               375,938
   600,000      Suntrust Bank, MTN,
                  5.450% due 12/01/2017               619,006
   650,000      Toyota Motor Credit
                  Corporation,
                  5.500% due 12/15/2008               705,725
   650,000      U.S. Bank N.A.,
                  6.375% due 08/01/2011               729,010
   675,000      USA Education Incorporated,
                  5.625% due 04/10/2007               734,121
                                                 ------------
                                                    9,141,663
                                                 ------------
   INDUSTRIAL -- 6.2%
   750,000      Clorox Company,
                  6.125% due 02/01/2011               824,756
   300,000      Conocophillips, 144A,
                  3.625% due 10/15/2007++             302,543
   550,000      Diageo Plc,
                  3.500% due 11/19/2007               552,803
   455,000      Dover Corporation,
                  6.450% due 11/15/2005               502,871
   400,000      First Data Corporation,
                  4.700% due 11/01/2006               419,190
   205,000      International Paper Company,
                  6.750% due 09/01/2011               228,105
   775,000      Kraft Foods, Inc.,
                  5.625% due 11/01/2011               828,525
   325,000      Kroger Company,
                  6.750% due 04/15/2012               359,647
   575,000      Leggett & Platt, Inc.,
                  7.650% due 02/15/2005               627,737
   500,000      Lowes Companies, Inc.,
                  7.500% due 12/15/2005               570,172
   500,000      Motorola, Inc.,
                  6.450% due 02/01/2003               500,000
   525,000      Unilever Capital Corporation,
                  6.875% due 11/01/2005               588,639
                                                 ------------
                                                    6,304,988
                                                 ------------

                       See Notes to Financial Statements.

MUNDER BALANCED FUND
      Portfolio of Investments, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                  VALUE
-------------------------------------------------------------
CORPORATE BONDS AND NOTES (CONTINUED)
   TRANSPORTATION -- 0.7%
$  372,463      Continental Airlines, Inc.,
                  6.703% due 06/15/2021          $    323,464
   210,000      Norfolk Southern Corporation,
                  6.000% due 04/30/2008               230,035
   479,158      United Air Lines, Inc.,
                  8.030% due 07/01/2011               171,117
                                                 ------------
                                                      724,616
                                                 ------------
   UTILITIES -- 0.4%
   350,000      National Rural Utilities
                  Cooperative Finance
                  Corporation,
                  6.000% due 05/15/2006               381,819
                                                 ------------
TOTAL CORPORATE BONDS AND NOTES
   (Cost $16,020,165)                              16,553,086
                                                 ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 6.3%
   FEDERAL HOME LOAN BANK (FHLB) -- 0.6%
   500,000      FHLB,
                  6.500% due 11/15/2005               559,899
                                                 ------------
   FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 4.8%
                FHLMC:
 3,000,000        3.500% due 09/15/2003             3,046,416
   400,000        5.500% due 09/15/2011               438,214
   500,000        5.625% due 03/15/2011               554,004
   750,000        6.250% due 03/05/2012               823,262
                                                 ------------
                                                    4,861,896
                                                 ------------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 0.5%
                FNMA:
   149,906        Pool #100081,
                  11.500% due 08/20/2016              174,508
   238,522        Pool #323406,
                  5.992% due 11/01/2008               262,649
    65,305        Pool #303105,
                  11.000% due 11/01/2020               75,850
                                                 ------------
                                                      513,007
                                                 ------------
   GOVERNMENT AGENCY DEBENTURES -- 0.4%
   400,000      Tennessee Valley Authority,
                  6.375% due 06/15/2005               439,904
                                                 ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $6,144,136)                                6,374,706
                                                 ------------

PRINCIPAL
AMOUNT                                                  VALUE
-------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 5.7%
   COLLATERALIZED MORTGAGE OBLIGATIONS (CMO) -- 4.6%
                FHLMC:
$1,250,000        Series 1737, Class H,
                  6.000% due 01/15/2023          $  1,329,101
 1,000,000        Series 2091, Class PP,
                  6.000% due 02/15/2027             1,045,887
   550,000        Series 1702A, Class PD,
                  6.500% due 04/15/2022               568,974
                FNMA:
   992,113        Series 1994-23, Class PE,
                  6.000% due 08/25/2022             1,048,068
   610,000        Series 1998-61, Class PK,
                  6.000% due 12/25/2026               640,190
                                                 ------------
                                                    4,632,220
                                                 ------------
   FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 0.0%#
    35,078      FHLMC, Pool #E62394,
                  7.500% due 09/01/2010                36,899
                                                 ------------
   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) -- 1.1%
                GNMA:
 1,000,000        Series 2002-9, Class B,
                  5.881% due 03/16/2024             1,072,639
    67,400        Pool #780584,
                  7.000% due 06/15/2027                71,789
                                                 ------------
                                                    1,144,428
                                                 ------------
TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
   (Cost $5,511,540)                                5,813,547
                                                 ------------
U.S. TREASURY OBLIGATIONS -- 1.6%
   U.S. TREASURY NOTES -- 1.6%
   400,000      3.875% due 06/30/2003                 405,266
   375,000      4.625% due 05/15/2006                 404,443
   300,000      6.750% due 05/15/2005                 334,465
   420,248      3.625% due 01/15/2008                 461,090
                                                 ------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $1,563,331)                                1,605,264
                                                 ------------
SHARES
----------
WARRANTS -- 0.0%
   (Cost $0)
   CONTAINERS & PACKAGING -- 0.0%
     1,567      American Bank Note
                  Holographics,
                  expires 6/18/03+                          0
                                                 ------------

                       See Notes to Financial Statements.

MUNDER BALANCED FUND
      Portfolio of Investments, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                  VALUE
-------------------------------------------------------------
REPURCHASE AGREEMENT -- 4.9%
   (Cost $4,954,000)
$4,954,000      Agreement with State Street
                  Bank and Trust Company,
                  1.00% dated 12/31/2002, to
                  be repurchased at
                  $4,954,275 on 01/02/2003,
                  collateralized by
                  $3,550,000 U.S. Treasury
                  Bond,
                  8.125% maturing 5/15/2021
                  (value $5,054,242)             $  4,954,000
                                                 ------------

OTHER INVESTMENTS*
   (Cost $5,515,937)                    5.4%        5,515,937
                                      -----      ------------
TOTAL INVESTMENTS
   (Cost $108,315,902)                105.5%      106,722,985
OTHER ASSETS AND LIABILITIES (NET)     (5.5)       (5,607,043)
                                      -----      ------------
NET ASSETS                            100.0%     $101,115,942
                                      =====      ============

------------

 * As of December 31, 2002 the market value of the securities on loan is $5,337,943. Cash collateral received for securities loaned of $5,515,937 is invested in 5,515,937 shares of the State Street Navigator Securities Lending Trust-Prime Portfolio.

 + Non-income producing security.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

# Amount represents less than 0.1% of net assets.

ABBREVIATIONS:

MTN -- Medium Term Note

NYR -- New York Registered Shares

                       See Notes to Financial Statements.

MUNDER BIO(TECH)(2) FUND
      Portfolio of Investments, December 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

SHARES                                                   VALUE
--------------------------------------------------------------
COMMON STOCKS -- 95.5%
   BIOTECHNOLOGY -- 66.5%
   9,500       Abgenix, Inc.+                       $   70,015
  46,000       Acambis Plc+                            203,787
   4,000       Actelion, Ltd.+                         176,415
   4,000       Alexion Pharmaceuticals, Inc.+           56,480
   8,000       Amgen, Inc.+                            386,720
  10,000       Amylin Pharmaceuticals, Inc.+           161,400
  20,000       Aphton Corporation+                      77,800
   8,200       Biosearch Italia SpA+                   146,189
   7,500       Celgene Corporation+                    161,025
  17,500       Cell Genesys, Inc.+                     195,143
  25,000       Celltech Group Plc+                     138,819
   3,000       Cephalon, Inc.+                         146,004
  19,554       Crucell NV+                              61,314
   6,000       CV Therapeutics, Inc.+                  109,320
  45,000       Dendreon Corporation+                   238,950
  42,925       Exelixis, Inc.+                         343,400
   7,500       Gilead Sciences, Inc.+                  255,000
   8,500       ICOS Corporation+                       198,985
   5,000       IDEC Pharmaceuticals Corporation+       165,850
  30,000       Introgen Therapeutics, Inc.+             64,500
  18,000       Isis Pharmaceuticals, Inc.+             118,620
  15,000       Kosan Biosciences, Inc.+                 91,050
  16,650       La Jolla Pharmaceutical Company+        108,225
  12,500       La Jolla Pharmaceutical
                 Company+, *                            81,250
   7,000       MedImmune, Inc.+                        190,190
   7,500       Myriad Genetics, Inc.+                  109,500
   4,000       Neurocrine Biosciences, Inc.+           182,640
  10,550       Nicox+                                  154,893
 125,000       Orchid Biosciences, Inc.+                63,750
  10,000       OSI Pharmaceuticals, Inc.+              164,000
  17,000       Protein Design Labs, Inc.+              144,500
  10,000       Regeneron Pharmaceuticals, Inc.+        185,100
  12,000       SangStat Medical Corporation+           135,600
   5,000       Trimeris, Inc.+                         215,450
  15,000       Tularik, Inc.+                          111,900
   7,000       Vertex Pharmaceuticals, Inc.+           110,950
  40,000       XOMA Ltd.+                              169,200
                                                    ----------
                                                     5,693,934
                                                    ----------
   HEALTH CARE EQUIPMENT & SUPPLIES -- 6.8%
  10,000       Cerus Corporation+                      215,000
   6,000       Fisher Scientific International,
                 Inc.+                                 180,480
  23,100       Inhale Therapeutic Systems, Inc.+       186,648
                                                    ----------
                                                       582,128
                                                    ----------
   HEALTH CARE PROVIDERS & SERVICES -- 0.9%
  40,000       Evotec Biosystems AG+                    75,926
                                                    ----------
   PHARMACEUTICALS -- 21.3%
  35,000       3 Dimensional Pharmaceuticals,
                 Inc.+                                 111,650
  27,925       Discovery Partners International+        77,631

SHARES                                                   VALUE
--------------------------------------------------------------
   PHARMACEUTICALS (CONTINUED)
  55,000       Inspire Pharmaceuticals, Inc.+       $  513,700
   7,500       InterMune, Inc.+                        191,325
  40,000       Neurochem, Inc.+                        197,506
   7,000       NPS Pharmaceuticals, Inc.+              176,190
  35,000       POZEN, Inc.+                            180,250
   6,650       Scios, Inc.+                            216,657
  15,000       Versicor, Inc.+                         161,850
                                                    ----------
                                                     1,826,759
                                                    ----------
TOTAL COMMON STOCKS
   (Cost $11,260,139)                                8,178,747
                                                    ----------
PRINCIPAL
AMOUNT
---------
REPURCHASE AGREEMENT -- 6.1%
   (Cost $519,000)
$519,000       Agreement with State Street Bank
                 and Trust Company,
                 1.000% dated 12/31/2002, to be
                 repurchased at $519,029 on
                 01/02/2003, collateralized by
                 $335,000 U.S. Treasury Bond,
                 12.500% maturing 08/15/2014
                 (value $531,390)                      519,000
                                                    ----------

TOTAL INVESTMENTS
   (Cost $11,779,139)                   101.6%      8,697,747
OTHER ASSETS AND LIABILITIES (NET)       (1.6)       (137,453)
                                        -----      ----------
NET ASSETS                              100.0%     $8,560,294
                                        =====      ==========

------------

 * Restricted security that is subject to restrictions on resale under federal securities laws. This security may only be resold upon registration under federal securities laws or in transactions exempt from such registration. The Munder Bio(Tech)(2) Fund may not invest more than 15% of its net assets in illiquid securities including restricted securities and does not have the right to demand that such securities be registered. At December 31, 2002 this security represents 0.9% of net assets.

    SECURITY                  ACQUISITION DATE    ACQUISITION COST
    --------------------------------------------------------------
    La Jolla
      Pharmaceutical
      Company(a)                  02/05/01            $77,500

(a) Represents 100% of the market value per share of the unrestricted security of the same issuer on December 31, 2002.

 + Non-income producing security.

                       See Notes to Financial Statements.

MUNDER BIO(TECH)(2) FUND
      Portfolio of Investments, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

At December 31, 2002 the country diversification of the Munder Bio(Tech)(2) Fund was as follows:

                                        % OF
                                     NET ASSETS           VALUE
                                     --------------------------
COMMON STOCKS:
United States....................       80.1%        $6,854,698
United Kingdom...................        4.0            342,606
Canada...........................        2.3            197,506
Switzerland......................        2.0            176,415
Bermuda..........................        2.0            169,200
France...........................        1.8            154,893
Italy............................        1.7            146,189
Germany..........................        0.9             75,926
Netherlands......................        0.7             61,314
                                       -----         ----------
TOTAL COMMON STOCKS..............       95.5          8,178,747
REPURCHASE AGREEMENT.............        6.1            519,000
                                       -----         ----------
TOTAL INVESTMENTS................      101.6          8,697,747
OTHER ASSETS AND LIABILITIES
  (NET)..........................       (1.6)          (137,453)
                                       -----         ----------
NET ASSETS.......................      100.0%        $8,560,294
                                       =====         ==========

                       See Notes to Financial Statements.

MUNDER EMERGING MARKETS FUND
      Portfolio of Investments, December 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

SHARES                                                  VALUE
-------------------------------------------------------------
COMMON STOCKS -- 86.8%
   BRAZIL -- 4.1%
    90,000    Companhia Paranaense de Energia-
                Copel, ADR                        $   252,900
     2,900    Companhia Vale do Rio Doce
                (CVRD), ADR                            83,839
    20,000    Petroleo Brasileiro
                SA -- Petrobras, ADR                  298,800
    89,950    Usinas Siderurgicas de Minas
                Gerais SA, ADR                        166,686
                                                  -----------
                                                      802,225
                                                  -----------
   CHINA -- 1.6%
 1,560,000    PetroChina Company Ltd., Class H        310,058
                                                  -----------
   HONG KONG -- 6.5%
   962,000    Harbin Brewery Group Ltd.+              252,880
    66,000    Henderson Land Development
                Company Ltd.                          198,460
   260,000    Kerry Properties, Ltd.                  183,368
 2,700,000    Proview International Holdings
                Limited+                              228,504
 2,052,000    Shanghai Real Estate Ltd.               184,188
   300,000    VTech Holdings Ltd.                     223,118
                                                  -----------
                                                    1,270,518
                                                  -----------
   INDIA -- 7.1%
    21,200    Hindalco Industries Ltd., 144A,
                GDR++                                 259,806
    22,500    ITC Ltd., GDR                           311,625
    18,150    Reliance Industries Ltd., 144A,
                GDR++                                 224,606
    18,600    State Bank of India, GDR                251,100
   105,000    Tata Engineering and Locomotive
                Co., Ltd., GDR+                       357,000
                                                  -----------
                                                    1,404,137
                                                  -----------
   INDONESIA -- 4.5%
18,012,500    PT Bank Pan Indonesia Tbk+              362,263
14,025,000    PT Bentoel Internasional
                Investama Tbk+                        195,880
 1,142,000    Ramayana Lestari Sentosa                322,184
                                                  -----------
                                                      880,327
                                                  -----------
   ISRAEL -- 0.8%
    20,000    Lumenis Ltd.+                            40,000
    21,400    TTI Team Telecom International
                Ltd.+                                 116,630
                                                  -----------
                                                      156,630
                                                  -----------
   KOREA, REPUBLIC OF -- 24.4%
    25,500    Handsome Co., Ltd.                      179,524
    10,800    Humax Co., Ltd.                         132,490
    11,300    Hyundai Marine & Fire Insurance
                Co., Ltd.                             241,044
     3,300    Kangwon Land, Inc.                      311,623
    16,480    Kookmin Bank                            583,584
    68,600    Koram Bank                              428,009
    25,700    Korea Electric Power Corporation        395,451

SHARES                                                  VALUE
-------------------------------------------------------------
   KOREA, REPUBLIC OF (CONTINUED)
    14,730    Korea Exchange Bank Credit
                Services Co., Ltd.                $   127,920
     7,100    Korea Telecom Corporation               303,503
     9,500    LG Household & Health Care.,
                Ltd.                                  301,168
     4,000    POSCO                                   397,960
     3,831    Samsung Electronics Company Ltd.      1,014,235
    14,900    Sappi Ltd., ADR                         196,978
    18,400    Shinhan Financial Group Co.,
                Ltd.                                  192,370
                                                  -----------
                                                    4,805,859
                                                  -----------
   MEXICO -- 11.9%
    14,200    America Movil S.A. de C.V.,
                Series L, ADR                         203,912
    11,000    Coca-Cola Femsa SA, ADR                 196,900
    80,000    Consorico ARA SA de CV+                 119,002
     6,000    Fomento Economico Mexicano SA de
                CV, ADR                               218,520
   110,000    Grupo Financiero BanCrecer SA de
                CV, Series B                          269,194
   280,000    Grupo Financiero BBVA Bancomer
                SA de CV (GFB), Series B+             212,553
   100,000    Organizacion Soriana SA de CV,
                Series B+                             190,499
    14,300    Telefono de Mexico SA, ADR              457,314
    46,000    TV Azteca SA de CV, ADR                 220,340
   110,000    Wal-Mart de Mexico SA de CV,
                Series V                              251,247
                                                  -----------
                                                    2,339,481
                                                  -----------
   PERU -- 0.0%#
        82    Ferreyros SA, ADR+                          215
                                                  -----------
   RUSSIAN FEDERATION -- 7.8%
    53,300    RAO Unified Energy System (UES),
                GDR                                   684,905
    34,500    Surgutneftegaz, ADR                     548,205
    16,900    Wimm-Bill-Dann Foods OJSC, ADR+         303,355
                                                  -----------
                                                    1,536,465
                                                  -----------
   SENEGAL -- 1.9%
    11,782    Sonatel Communications
                Corporation                           370,567
                                                  -----------
   SOUTH AFRICA -- 5.8%
   154,034    Alexander Forbes Ltd.                   250,513
     7,000    Anglo American Platinum
                Corporation., Ltd.                    257,884
    31,800    Nedcor Ltd.                             411,889
    30,000    SABMiller Plc                           213,179
                                                  -----------
                                                    1,133,465
                                                  -----------
   TAIWAN -- 2.2%
    36,100    Hon Hai Precision Industry Co.,
                Ltd., GDR                             270,750
    45,950    United Microelectronics
                Corporation, ADR                      154,392
                                                  -----------
                                                      425,142
                                                  -----------

                       See Notes to Financial Statements.

MUNDER EMERGING MARKETS FUND
      Portfolio of Investments, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

SHARES                                                  VALUE
-------------------------------------------------------------
   THAILAND -- 0.9%
   122,000    Hana Microelectronics Public
                Company Ltd.                      $   176,709
                                                  -----------
   UNITED KINGDOM -- 4.3%
    49,100    Anglo American Plc                      729,019
    85,500    Emblaze Systems+                        126,603
                                                  -----------
                                                      855,622
                                                  -----------
   UNITED STATES -- 1.7%
 1,450,000    Linmark Group Ltd.                      330,029
                                                  -----------
   VENEZUELA -- 1.3%
    20,000    Compania Anonima Nacional
                Telefonos de Venezuela, ADR           252,000
                                                  -----------
TOTAL COMMON STOCKS
   (Cost $19,664,151)                              17,049,449
                                                  -----------
PREFERRED STOCKS -- 0.0%#
   (Cost $21)
   BRAZIL -- 0.0%#
       417    Telemar Norte Leste SA, Series A              5
                                                  -----------
INVESTMENT COMPANY SECURITY -- 1.5%
   (Cost $700,000)
   KOREA, REPUBLIC OF -- 1.5%
    70,000    Korea Investment Opportunities
                Limited*                              297,500
                                                  -----------
RIGHTS -- 0.0%#
   (Cost $0)
   THAILAND -- 0.0%#
   205,263    TelecomAsia                               1,565
                                                  -----------
PRINCIPAL
AMOUNT                                                  VALUE
-------------------------------------------------------------
REPURCHASE AGREEMENT -- 8.2%
   (Cost $1,611,000)
$1,611,000    Agreement with State Street Bank
                and Trust Company,
                1.000% dated 12/31/2002, to be
                repurchased at $1,611,090 on
                01/02/2003, collateralized by
                $1,175,000 U.S. Treasury Bond,
                7.625% maturing 08/15/2023
                (value $1,649,345)                $ 1,611,000

TOTAL INVESTMENTS
   (Cost $21,975,172)                   96.5%      18,959,519
OTHER ASSETS AND LIABILITIES (NET)       3.5          689,734
                                       -----      -----------
NET ASSETS                             100.0%     $19,649,253
                                       =====      ===========

------------

 + Non-income producing security.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

# Amount represents less than 0.1% of net assets.

* Affiliated security.

ABBREVIATIONS:

ADR -- American Depositary Receipt

GDR -- Global Depositary Receipt

                       See Notes to Financial Statements.

MUNDER EMERGING MARKETS FUND
      Portfolio of Investments, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

At December 31, 2002 industry diversification of the Munder Emerging Markets Fund was as follows:

                                      % OF
                                   NET ASSETS            VALUE
                                   ---------------------------
COMMON STOCKS:
Banks..........................       13.8%        $ 2,710,961
Metals & Mining................        9.7           1,895,194
Diversified Telecommunication
  Services.....................        7.0           1,383,384
Electric Utilities.............        6.8           1,333,256
Semiconductor Equipment &
  Products.....................        6.0           1,168,628
Oil & Gas......................        5.9           1,157,063
Multiline Retail...............        5.6           1,093,960
Beverages......................        3.2             628,598
Real Estate....................        2.9             566,016
Industrial Conglomerates.......        2.9             564,503
Tobacco........................        2.6             507,505
Electronic Equipment &
  Instruments..................        2.3             447,459
Diversified Financials.........        1.9             378,432
Automobiles....................        1.8             357,000
Household Products.............        1.5             301,168
Food Products..................        1.5             303,355
Household Durables.............        1.3             251,492
Insurance......................        1.2             241,044
Computers & Peripherals........        1.2             228,504
Media..........................        1.1             220,340
Communications Equipment.......        1.1             223,118
Chemicals......................        1.1             224,606

                                      % OF
                                   NET ASSETS            VALUE
                                   ---------------------------
Wireless Telecommunication
  Services.....................        1.0%        $   203,912
Paper & Forest Products........        1.0             196,978
Textiles, Apparel & Luxury
  Goods........................        0.9             179,525
IT Consulting & Services.......        0.7             126,603
Software.......................        0.6             116,630
Health Care Products...........        0.2              40,000
Machinery......................        0.0#                215
                                     -----         -----------
TOTAL COMMON STOCKS............       86.8          17,049,449
PREFERRED STOCKS:
Diversified Telecommunication
  Services.....................        0.0#                  5
INVESTMENT COMPANY SECURITY....        1.5             297,500
RIGHTS.........................        0.0#              1,565
REPURCHASE AGREEMENT...........        8.2           1,611,000
                                     -----         -----------
TOTAL INVESTMENTS..............       96.5          18,959,519
OTHER ASSETS AND LIABILITIES
  (NET)........................        3.5             689,734
                                     -----         -----------
NET ASSETS.....................      100.0%        $19,649,253
                                     =====         ===========

------------

# Amount represents less than 0.1% of net assets.

                       See Notes to Financial Statements.

MUNDER FUTURE TECHNOLOGY FUND
      Portfolio of Investments, December 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

SHARES                                                  VALUE
-------------------------------------------------------------
COMMON STOCKS -- 96.1%
   COMMERCIAL SERVICES & SUPPLIES -- 2.9%
   199,000      First Data Corporation           $  7,046,590
                                                 ------------
   COMMUNICATIONS EQUIPMENT -- 18.2%
   945,603      ADC Telecommunications, Inc.+       1,976,310
    55,700      Brocade Communications
                  Systems, Inc.+                      230,598
 1,559,200      Cisco Systems, Inc.+               20,425,520
   133,000      Comverse Technology, Inc.+          1,332,660
   104,000      JDS Uniphase Corporation+             256,880
    53,000      NetScreen Technologies, Inc.+         892,520
   170,000      Nokia Oyj, ADR                      2,635,000
   116,000      QUALCOMM, Inc.+                     4,221,240
   630,100      UTStarcom, Inc.+                   12,494,883
                                                 ------------
                                                   44,465,611
                                                 ------------
   COMPUTERS & PERIPHERALS -- 24.5%
   511,000      Dell Computer Corporation+         13,664,140
   573,000      EMC Corporation+                    3,518,220
   606,130      Hewlett Packard Company            10,522,417
   280,000      International Business
                  Machines Corporation             21,700,000
   173,000      Lexmark International, Inc.+       10,466,500
                                                 ------------
                                                   59,871,277
                                                 ------------
   DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.6%
    53,000      SBC Communications Inc.             1,436,830
                                                 ------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.9%
   159,000      Celestica, Inc.+                    2,241,900
                                                 ------------
   INTERNET SOFTWARE & SERVICES -- 5.2%
   166,000      Internet Security Systems,
                  Inc.+                             3,042,780
   152,000      VeriSign, Inc.+                     1,219,040
 1,034,950      webMethods, Inc.+                   8,507,289
                                                 ------------
                                                   12,769,109
                                                 ------------
   SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 19.6%
   218,000      Altera Corporation+                 2,687,940
   172,000      Analog Devices, Inc.+               4,105,640
   436,000      Applied Micro Circuits
                  Corporation+                      1,608,840
 1,334,000      Intel Corporation                  20,770,380
    35,000      Marvell Technology Group
                  Ltd.+                               660,100
    46,800      Micron Technology, Inc.+              455,832
   247,000      Novellus Systems, Inc.+             6,935,760
    20,500      Rudolph Technologies, Inc.+           392,780
   272,000      STMicroelectronics NV, NYR          5,306,720
   339,700      Texas Instruments, Inc.             5,098,897
                                                 ------------
                                                   48,022,889
                                                 ------------

SHARES                                                  VALUE
-------------------------------------------------------------
   SOFTWARE -- 24.2%
    26,000      Electronic Arts, Inc.+           $  1,294,020
   558,200      Microsoft Corporation+             28,858,940
 1,166,625      Oracle Systems Corporation+        12,599,550
    57,400      Precise Software Solutions
                  Ltd.+                               947,674
   602,000      Quest Software, Inc.+               6,206,620
   668,000      Rational Software
                  Corporation+                      6,940,520
    70,000      Siebel Systems, Inc.+                 523,600
   107,000      VERITAS Software Corporation+       1,671,340
                                                 ------------
                                                   59,042,264
                                                 ------------
TOTAL COMMON STOCKS
   (Cost $473,482,742)                            234,896,470
                                                 ------------
LIMITED PARTNERSHIPS -- 2.3%
   INFORMATION TECHNOLOGY -- 2.3%
11,000,000      Blue Stream Ventures L.P.+,
                  ++, **                            4,585,328
 1,275,000      NEA X Ltd.+, **                     1,013,310
                                                 ------------
                                                    5,598,638
                                                 ------------
TOTAL LIMITED PARTNERSHIPS
   (Cost $11,676,732)                               5,598,638
                                                 ------------
PREFERRED STOCK -- 0.0%
   (Cost $2,999,991)
   ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.0%
   326,086      Bandwidth9, Inc.+, **                       0
                                                 ------------
UNIT INVESTMENT TRUST -- 1.4%
   (Cost $3,753,915)
   140,950      Nasdaq-100 Shares+                  3,434,952
                                                 ------------
PRINCIPAL
AMOUNT
----------
CONVERTIBLE BONDS AND NOTES -- 0.0%
   (Cost $4,587,500)
   COMMUNICATIONS EQUIPMENT -- 0.0%
$5,000,000      Kestrel Solutions, Inc., 144A
                  5.500% due 7/15/2005+++                   0
                                                 ------------
REPURCHASE AGREEMENT -- 1.0%
   (Cost $2,529,000)
 2,529,000      Agreement with State Street
                  Bank and Trust Company,
                  1.000% dated 12/31/2002, to
                  be repurchased at
                  $2,529,141 on 1/02/2003,
                  collateralized by
                  $1,985,000 U.S. Treasury
                  Bond,
                  6.875% maturing 08/15/2025
                  (value $2,582,981)                2,529,000
                                                 ------------

                       See Notes to Financial Statements.

MUNDER FUTURE TECHNOLOGY FUND
      Portfolio of Investments, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                                        VALUE
-------------------------------------------------------------
OTHER INVESTMENTS*
   (Cost $31,138,317)                  12.8%     $ 31,138,317
                                      -----      ------------
TOTAL INVESTMENTS
   (Cost $530,168,197)                113.6%      277,597,377
OTHER ASSETS AND LIABILITIES (NET)    (13.6)      (33,152,796)
                                      -----      ------------
NET ASSETS                            100.0%     $244,444,581
                                      =====      ============

------------

  * As of December 31, 2002 the market value of the securities on loan is $30,175,622. Collateral received for securities on loan is as follows:
    $7,839,050 invested in 7,839,050 shares of the SSGA U.S. Treasury Money Market Fund, $12,312,701 invested in 12,312,701 shares of the SSGA Prime Money Market Fund, $3,000,000 invested in 3,000,000 shares of the SSGA Money Market Fund, and the remaining $7,986,566 is invested in 7,986,566 shares of the State Street Navigator Securities Lending Trust-Prime Portfolio.

 ** Restricted security, which is subject to restrictions on resale under federal securities laws. These securities may only be resold upon registration under federal securities laws or in transactions exempt from such registration. The Munder Future Technology Fund may not invest more than 15% of its net assets in illiquid securities including restricted securities and does not have the right to demand that such securities be registered. At December 31, 2002 these securities represent 2.3% of net assets.

    SECURITY                 ACQUISITION DATE    ACQUISITION COST
    -------------------------------------------------------------
    Bandwidth9, Inc.             11/01/00           $2,999,991
    Blue Stream Ventures
      L.P.                       07/31/00            2,847,518
                                 10/16/00            2,847,518
                                 05/25/01            1,898,345
                                 02/13/01            1,898,345
                                 12/02/02              949,172
    NEA X Ltd.                   10/26/00              284,874
                                 01/05/01              142,437
                                 07/27/01               71,219
                                 09/26/01              142,437
                                 01/16/02              148,717
                                 04/23/02              148,717
                                 07/12/02              148,717
                                 11/12/02              148,717

  + Non-income producing security.

 ++ Affiliated security.

+++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

ABBREVIATIONS:

ADR -- American Depositary Receipt

NYR -- New York Registered Shares

                       See Notes to Financial Statements.

MUNDER HEALTHCARE FUND
      Portfolio of Investments, December 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

SHARES                                                  VALUE
-------------------------------------------------------------
COMMON STOCKS -- 101.1%
   BIOTECHNOLOGY -- 30.0%
  600,000      Acambis Plc+                      $  2,658,089
   48,573      Actelion Ltd.+                       2,142,255
   80,000      Alexion Pharmaceuticals, Inc.+       1,129,600
  147,175      Alkermes, Inc.+                        922,787
   62,500      Amgen, Inc.+                         3,021,250
  130,000      Amylin Pharmaceuticals, Inc.+        2,098,200
  160,000      Biosearch Italia SpA+                2,852,463
  151,150      Cambridge Antibody Technology
                 Group Plc+                         1,249,222
  100,000      Celgene Corporation+                 2,147,000
  100,000      Cell Therapeutics, Inc.+               727,000
  330,000      Celltech Group Plc+                  1,832,416
   45,000      Cephalon, Inc.+                      2,190,060
  420,000      ConjuChem, Inc.+                       106,349
  100,000      CV Therapeutics, Inc.+               1,822,000
  255,000      Dendreon Corporation+                1,354,050
  328,150      Exelixis, Inc.+                      2,625,200
   57,500      Gilead Sciences, Inc.+               1,955,000
   85,000      ICOS Corporation+                    1,989,850
   60,000      IDEC Pharmaceuticals
                 Corporation+                       1,990,200
  600,000      Introgen Therapeutics, Inc.+         1,290,000
  250,000      Isis Pharmaceuticals, Inc.+          1,647,500
   60,000      Karo Bio AB+                           586,612
  250,000      La Jolla Pharmaceutical
                 Company+                           1,625,000
  250,000      La Jolla Pharmaceutical
                 Company+, *                        1,625,000
  290,525      Lexicon Genetics, Inc.+              1,374,183
   90,000      MedImmune, Inc.+                     2,445,300
   56,200      Neurocrine Biosciences, Inc.+        2,566,092
  161,350      Nicox+                               2,368,907
   45,595      Novuspharma SpA+                       941,964
  100,000      OSI Pharmaceuticals, Inc.+           1,640,000
2,398,157      Oxford BioMedica Plc+                  248,187
  150,000      SangStat Medical Corporation+        1,695,000
  150,000      Telik, Inc.+                         1,749,000
   75,000      TranskaryoticTherapies, Inc.+          742,500
  100,000      Vical, Inc.+                           347,000
  334,850      XOMA Ltd.+                           1,416,416
1,120,000      XTL Biopharmaceuticals Ltd.+           180,264
                                                 ------------
                                                   59,301,916
                                                 ------------
   HEALTH CARE EQUIPMENT & SUPPLIES -- 24.3%
   67,500      Advanced Neuromodulation
                 Systems, Inc.+                     2,369,250
  443,475      AeroGen, Inc.+                         155,216
  140,000      American Medical Systems
                 Holdings, Inc.+                    2,269,400
  337,500      Axis-Shield Plc+                       701,986
  110,000      Biomet, Inc.                         3,152,600
   52,000      Biosite Diagnostics, Inc.+           1,769,040
   15,900      CTI Molecular Imaging, Inc.+           392,094
  170,000      Cytyc Corporation+                   1,734,000
  300,000      Dyax Corporation+                      540,000

SHARES                                                  VALUE
-------------------------------------------------------------
   HEALTH CARE EQUIPMENT & SUPPLIES (CONTINUED)
  215,700      Endocardial Solutions, Inc.+      $    729,066
   82,175      Endocare, Inc.+                        164,350
  200,000      EPIX Medical, Inc.+                  1,446,000
   75,000      Fisher Scientific
                 International, Inc.+               2,256,000
  953,000      Gyrus Group Plc+                     2,666,911
  250,000      Inhale Therapeutic Systems,
                 Inc.+                              2,020,000
  145,000      Integra LifeSciences Holdings+       2,559,250
  119,725      Kensey Nash Corporation+             2,187,376
  165,000      Kyphon, Inc.+                        1,409,100
  250,000      MedSource Technologies, Inc.+        1,622,500
   55,000      Medtronic, Inc.                      2,508,000
   35,470      Nobel Biocare AG+                    2,279,866
   60,000      ResMed, Inc.+                        1,834,200
  262,000      Rita Medical Systems, Inc.+          1,323,100
   47,675      St. Jude Medical, Inc.+              1,893,651
    3,500      Synthes-Stratec, Inc.                2,145,904
  160,000      Therasense, Inc.+                    1,336,000
  270,000      Transgenomic, Inc.+                    604,530
   94,525      Wright Medical Group, Inc.+          1,650,312
   52,775      Zimmer Holdings, Inc.+               2,191,218
                                                 ------------
                                                   47,910,920
                                                 ------------
   HEALTH CARE PROVIDERS & SERVICES -- 21.7%
   91,162      Accredo Health, Inc.+                3,213,460
   45,000      American Healthways, Inc.+             787,500
   37,000      AmerisourceBergen Corporation        2,009,470
  125,000      AMN Healthcare Services, Inc.+       2,113,750
   37,000      Anthem, Inc.+                        2,327,300
  220,000      Caremark Rx, Inc.+                   3,575,000
   51,325      Cerner Corporation+                  1,604,420
  262,245      Evotec Biosystems AG+                  497,779
  211,275      First Horizon Pharmaceutical
                 Corporation+                       1,579,914
   50,000      HCA, Inc.                            2,075,000
   44,500      Henry Schein, Inc.+                  2,002,500
   65,000      ICON Plc, ADR+                       1,749,150
   14,675      Impac Med Systems, Inc.+               271,781
   14,575      Inveresk Research Group, Inc.+         314,529
   83,145      Laboratory Corporation of
                 America Holdings+                  1,932,290
   75,675      MedCath Corporation+                   756,750
  100,000      Omnicare, Inc.                       2,383,000
  253,000      Omnicell, Inc.+                        670,450
   80,000      Pharmaceutical Product
                 Development, Inc.+                 2,341,600
  200,000      Select Medical Corporation+          2,698,000
   60,000      Triad Hospitals, Inc.+               1,789,800
  120,000      United Surgical Partners
                 International, Inc.+               1,874,520
   25,000      UnitedHealth Group, Inc.             2,087,500
   30,000      Wellpoint Health Networks,
                 Inc.+                              2,134,800
                                                 ------------
                                                   42,790,263
                                                 ------------
   INTERNET SOFTWARE & SERVICES -- 0.2%
  326,000      HealthStream, Inc.+                    459,660
                                                 ------------

                       See Notes to Financial Statements.

MUNDER HEALTHCARE FUND
      Portfolio of Investments, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

SHARES                                                  VALUE
-------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   PHARMACEUTICALS -- 24.9%
   40,000      Allergan, Inc.                    $  2,304,800
  135,000      American Pharmaceutical
                 Partners, Inc.+                    2,403,000
   95,000      Biovail Corporation+                 2,508,950
  285,717      Cellegy Pharmaceuticals, Inc.+       1,157,439
  125,000      Cellegy Pharmaceuticals,
                 Inc.+, *                             506,375
   80,000      CIMA Labs, Inc.+                     1,935,280
  427,275      Discovery Partners
                 International+                     1,187,824
   42,500      Forest Laboratories, Inc.+           4,174,350
  350,000      Galen Holdings Plc                   2,810,992
  280,000      Inspire Pharmaceuticals, Inc.+       2,615,200
   80,000      InterMune, Inc.+                     2,040,800
  110,000      KV Pharmaceutical Company,
                 Class A+                           2,552,000
   50,000      Medicis Pharmaceutical
                 Corporation, Class A+              2,483,500
  160,000      MGI Pharma, Inc.+                    1,160,000
  337,350      Neurochem, Inc.+                     1,665,715
  100,000      NPS Pharmaceuticals, Inc.+           2,517,000
  135,000      Pfizer, Inc.                         4,126,950
  495,000      Pharmagene Plc+                        223,077
  379,475      POZEN, Inc.+                         1,954,296
   75,000      Scios, Inc.+                         2,443,500
  150,000      SICOR, Inc.+                         2,377,500
   76,000      Teva Pharmaceutical, ADR             2,934,360
   25,000      Trimeris, Inc.+                      1,077,250
                                                 ------------
                                                   49,160,158
                                                 ------------
   SOFTWARE -- 0.0%#
  202,450      Pharsight Corporation+                  36,441
                                                 ------------
TOTAL COMMON STOCKS
   (Cost $315,165,885)                            199,659,358
                                                 ------------
WARRANTS -- 0.0%#
   (Cost $0)
   BIOTECHNOLOGY -- 0.0%#
    2,400      AVANT Immunotherapeutics,
                 Inc., expires 8/24/03+                   204
                                                 ------------

                                                        VALUE
-------------------------------------------------------------
TOTAL INVESTMENTS
   (Cost $315,165,885)                101.1%     $199,659,562
OTHER ASSETS AND LIABILITIES (NET)     (1.1)       (2,075,429)
                                      -----      ------------
NET ASSETS                            100.0%     $197,584,133
                                      =====      ============

------------

 * Restricted security, which is subject to restrictions on resale under federal securities laws. These securities may only be resold upon registration under federal securities laws or in transactions exempt from such registration. The Munder Healthcare Fund may not invest more than 15% of its net assets in illiquid securities including restricted securities and does not have the right to demand that such securities be registered. At December 31, 2002 these securities represent 1.1% of net assets.

    SECURITY                  ACQUISITION DATE    ACQUISITION COST
    --------------------------------------------------------------
    Cellegy
      Pharmaceuticals,
      Inc.(a)                     09/15/00           $  968,750
    La Jolla
      Pharmaceutical
      Company(a)                  02/07/01            1,550,000

(a) Represents 100% of the market value per share of the unrestricted security of the same issuer on December 31, 2002.

 + Non-income producing security.

 # Amount represents less than 0.1% of net assets.

ABBREVIATION:

ADR -- American Depositary Receipt

                       See Notes to Financial Statements.

MUNDER HEALTHCARE FUND
      Portfolio of Investments, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

At December 31, 2002 the country diversification of the Munder Healthcare Fund was as follows:

                                     % OF
                                  NET ASSETS             VALUE
                                  ----------------------------
COMMON STOCK:
United States.................       82.4%        $162,891,525
United Kingdom................        6.4           12,571,143
Switzerland...................        3.3            6,568,025
Canada........................        2.2            4,281,014
Italy.........................        1.9            3,794,427
Israel........................        1.5            2,934,360
France........................        1.2            2,368,907
Ireland.......................        0.9            1,749,150
Bermuda.......................        0.7            1,416,416
Sweden........................        0.3              586,612
Germany.......................        0.3              497,779
                                    -----         ------------
TOTAL COMMON STOCKS...........      101.1          199,659,358
WARRANTS
United States.................        0.0#                 204
                                    -----         ------------
TOTAL INVESTMENTS.............      101.1          199,659,562
OTHER ASSETS AND LIABILITIES
  (NET).......................       (1.1)          (2,075,429)
                                    -----         ------------
NET ASSETS....................      100.0%        $197,584,133
                                    =====         ============

------------

# Amount represents less than 0.1% of net assets.

                       See Notes to Financial Statements.

MUNDER INDEX 500 FUND
      Portfolio of Investments, December 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

SHARES                                                  VALUE
-------------------------------------------------------------
COMMON STOCKS -- 97.0%
   AEROSPACE & DEFENSE -- 1.9%
     86,098      Boeing Company                  $  2,840,373
     20,600      General Dynamics Corporation       1,635,022
     11,800      Goodrich (B.F.) Company              216,176
     84,150      Honeywell International,
                   Inc.                             2,019,600
     46,742      Lockheed Martin Corporation        2,699,351
     18,711      Northrop Grumman Corporation       1,814,921
     41,600      Raytheon Company                   1,279,200
     18,800      Rockwell Collins, Inc.               437,288
     48,592      United Technologies
                   Corporation                      3,009,788
                                                 ------------
                                                   15,951,719
                                                 ------------
   AIRLINES -- 0.2%
     16,000      AMR Corporation+                     105,600
     12,700      Delta Air Lines, Inc.                153,670
     79,418      Southwest Airlines Company         1,103,910
                                                 ------------
                                                    1,363,180
                                                 ------------
   AIR FREIGHT & LOGISTICS -- 1.0%
     30,560      FedEx Corporation                  1,656,963
      6,400      Ryder System, Inc.                   143,616
    114,500      United Parcel Service, Inc.        7,222,660
                                                 ------------
                                                    9,023,239
                                                 ------------
   AUTOMOBILES -- 0.6%
    188,216      Ford Motor Company                 1,750,409
     57,500      General Motors Corporation         2,119,450
     31,000      Harley-Davidson, Inc.              1,432,200
                                                 ------------
                                                    5,302,059
                                                 ------------
   AUTO COMPONENTS -- 0.2%
      7,500      Cooper Tire & Rubber Company         115,050
     15,218      Dana Corporation                     178,964
     57,233      Delphi Automotive Systems
                   Corporation                        460,726
     18,000      Goodyear Tire & Rubber
                   Company                            122,580
      9,100      Johnson Controls, Inc.               729,547
     13,367      Visteon Corporation                   93,034
                                                 ------------
                                                    1,699,901
                                                 ------------
   BANKS -- 7.2%
     36,450      AmSouth Bancorporation               699,840
    153,499      Bank of America Corporation       10,678,925
     74,500      Bank of New York Company,
                   Inc.                             1,785,020
    119,405      Bank One Corporation               4,364,253
     49,100      BB&T Corporation                   1,816,209
     23,159      Charter One Financial, Inc.          665,358
     17,900      Comerica, Inc.+++                    773,996
     59,239      Fifth Third Bancorporation         3,468,443
     12,900      First Tennessee National
                   Corporation                        463,626
    107,603      FleetBoston Financial
                   Corporation                      2,614,753
     15,700      Golden West Financial
                   Corporation                      1,127,417
     24,142      Huntington Bancshares, Inc.          451,697

SHARES                                                  VALUE
-------------------------------------------------------------
   BANKS (CONTINUED)
     43,600      KeyCorp                         $  1,096,104
     22,400      Marshall & Ilsley
                   Corporation                        613,312
     44,200      Mellon Financial Corporation       1,154,062
     62,800      National City Corporation          1,715,696
     16,600      North Fork Bancorporation,
                   Inc.                               560,084
     22,700      Northern Trust Corporation           795,635
     29,100      PNC Financial Services Group       1,219,290
     22,700      Regions Financial
                   Corporation                        757,272
     35,600      Southtrust Corporation               884,660
     29,100      SunTrust Banks, Inc.               1,656,372
     30,700      Synovus Financial
                   Corporation                        595,580
    196,468      U.S. Bancorp                       4,169,051
     20,350      Union Planters Corporation           572,649
    139,504      Wachovia Corporation               5,083,526
     97,046      Washington Mutual, Inc.            3,350,998
    173,460      Wells Fargo & Company              8,130,070
      9,300      Zions Bancorporation                 365,946
                                                 ------------
                                                   61,629,844
                                                 ------------
   BEVERAGES -- 2.9%
     87,800      Anheuser-Busch Companies,
                   Inc.                             4,249,520
      7,000      Brown-Forman Corporation,
                   Class B                            457,520
    254,200      Coca-Cola Company                 11,139,044
     46,100      Coca-Cola Enterprises, Inc.        1,001,292
      3,700      Coors (Adolph) Company,
                   Class B                            226,625
     28,800      Pepsi Bottling Group, Inc.           740,160
    177,070      PepsiCo, Inc.                      7,475,895
                                                 ------------
                                                   25,290,056
                                                 ------------
   BIOTECHNOLOGY -- 1.1%
    132,016      Amgen, Inc.+                       6,381,653
     15,300      Biogen, Inc.+                        612,918
     19,300      Chiron Corporation+                  725,680
     22,000      Genzyme Corporation+                 650,540
     25,700      MedImmune, Inc.+                     698,269
                                                 ------------
                                                    9,069,060
                                                 ------------
   BUILDING PRODUCTS -- 0.2%
      7,400      American Standard Companies,
                   Inc.+                              526,436
      6,075      Crane Company                        121,075
     50,500      Masco Corporation                  1,063,025
                                                 ------------
                                                    1,710,536
                                                 ------------
   CHEMICALS -- 1.6%
     23,300      Air Products & Chemicals,
                   Inc.                               996,075
     93,476      Dow Chemical Company               2,776,237
    101,849      DuPont (E.I.) de Nemours &
                   Company                          4,318,398
      7,975      Eastman Chemical Company             293,241
     13,300      Ecolab, Inc.                         658,350
     13,150      Engelhard Corporation                293,902
      5,100      Great Lakes Chemical
                   Corporation                        121,788
     11,200      Hercules, Inc.+                       98,560

                       See Notes to Financial Statements.

MUNDER INDEX 500 FUND
      Portfolio of Investments, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

SHARES                                                  VALUE
-------------------------------------------------------------
   CHEMICALS (CONTINUED)
      9,700      International Flavors &
                   Fragrances, Inc.              $    340,470
     26,768      Monsanto Company                     515,284
     17,400      PPG Industries, Inc.                 872,610
     16,600      Praxair, Inc.                        958,982
     22,652      Rohm & Haas Company                  735,737
      7,312      Sigma-Aldrich Corporation            356,094
                                                 ------------
                                                   13,335,728
                                                 ------------
   COMMERCIAL SERVICES & SUPPLIES -- 1.9%
     20,200      Allied Waste Industries,
                   Inc.+                              202,000
     17,900      Apollo Group, Inc., Class A+         787,600
     61,400      Automatic Data Processing,
                   Inc.                             2,409,950
     11,300      Avery Dennison Corporation           690,204
     18,500      Block (H & R), Inc.                  743,700
    106,323      Cendant Corporation+               1,114,265
     17,500      Cintas Corporation                   800,625
     52,200      Concord EFS, Inc.+                   821,628
     17,800      Convergys Corporation+               269,670
      6,300      Deluxe Corporation                   265,230
     11,600      Donnelley (R.R.) & Sons
                   Company                            252,532
     14,600      Equifax, Inc.                        337,844
     77,084      First Data Corporation             2,729,544
     19,600      Fiserv, Inc.+                        665,420
     38,550      Paychex, Inc.                      1,075,545
     24,300      Pitney Bowes, Inc.                   793,638
     17,800      Robert Half International,
                   Inc.+                              286,758
     14,607      Sabre Holdings Corporation,
                   Class A+                           264,533
     62,453      Waste Management, Inc.             1,431,423
                                                 ------------
                                                   15,942,109
                                                 ------------
   COMMUNICATIONS EQUIPMENT -- 2.0%
     81,700      ADC Telecommunications,
                   Inc.+                              170,753
     10,047      Andrew Corporation+                  103,283
     37,112      Avaya, Inc.+                          90,924
     44,300      CIENA Corporation+                   227,702
    740,900      Cisco Systems, Inc.+               9,705,790
     19,200      Comverse Technology, Inc.+           192,384
    117,729      Corning, Inc.                        389,683
    145,100      JDS Uniphase Corporation+            358,397
    352,045      Lucent Technologies, Inc.            443,577
    235,941      Motorola, Inc.                     2,040,890
     80,500      QUALCOMM, Inc.+                    2,929,395
     15,800      Scientific-Atlanta, Inc.             187,388
     42,300      Tellabs, Inc.+                       307,521
                                                 ------------
                                                   17,147,687
                                                 ------------
   COMPUTERS & PERIPHERALS -- 3.5%
     36,800      Apple Computer, Inc.+                527,344
    265,600      Dell Computer Corporation+         7,102,144
    225,600      EMC Corporation+                   1,385,184
     33,200      Gateway 2000, Inc.+                  104,248
    312,923      Hewlett Packard Company            5,432,343
    173,300      International Business
                   Machines Corporation            13,430,750

SHARES                                                  VALUE
-------------------------------------------------------------
   COMPUTERS & PERIPHERALS (CONTINUED)
     12,900      Lexmark International, Inc.+    $    780,450
     10,000      NCR Corporation+                     237,400
     34,600      Network Appliance, Inc.+             346,000
    319,400      Sun Microsystems, Inc.+              993,334
                                                 ------------
                                                   30,339,197
                                                 ------------
   CONSTRUCTION MATERIALS -- 0.0%#
     10,400      Vulcan Materials Company             390,000
                                                 ------------
   CONSTRUCTION & ENGINEERING -- 0.0%#
      8,200      Fluor Corporation                    229,600
      6,500      McDermott International,
                   Inc.+                               28,470
                                                 ------------
                                                      258,070
                                                 ------------
   CONTAINERS & PACKAGING -- 0.2%
      5,800      Ball Corporation                     296,902
      5,400      Bemis Company, Inc.                  268,002
     16,300      Pactiv Corporation+                  356,318
      8,569      Sealed Air Corporation+              319,624
      5,540      Temple-Inland, Inc.                  248,247
                                                 ------------
                                                    1,489,093
                                                 ------------
   DISTRIBUTORS -- 0.1%
     17,925      Genuine Parts Company                552,090
                                                 ------------
   DIVERSIFIED FINANCIALS -- 7.6%
    134,800      American Express Company           4,765,180
      9,842      Bear Stearns Companies, Inc.         584,615
     22,800      Capital One Financial
                   Corporation                        677,616
    137,759      Charles Schwab Corporation         1,494,685
    526,772      Citigroup, Inc.                   18,537,107
     13,000      Countrywide Credit
                   Industries, Inc.                   671,450
     71,300      Federal Home Loan Mortgage
                   Corp.                            4,210,265
    102,000      Federal National Mortgage
                   Association                      6,561,660
     26,700      Franklin Resources, Inc.             909,936
     49,000      Goldman Sachs Group, Inc.          3,336,900
     48,606      Household International,
                   Inc.                             1,351,733
    204,792      J. P. Morgan Chase & Company       4,915,008
     22,800      Janus Capital Group                  297,996
     24,300      Lehman Brothers Holdings,
                   Inc.                             1,294,947
    130,978      MBNA Corporation                   2,491,201
     88,600      Merrill Lynch & Company,
                   Inc.                             3,362,370
     15,540      Moody's Corporation                  641,646
    111,378      Morgan Stanley, Dean Witter
                   and Company                      4,446,210
     34,500      Principal Financial Group,
                   Inc.                             1,039,485
     29,600      Providian, LLC                       192,104
     15,700      SLM Corporation                    1,630,602
     33,300      State Street Corporation           1,298,700
     12,600      T. Rowe Price Group, Inc.            343,728
                                                 ------------
                                                   65,055,144
                                                 ------------
   DIVERSIFIED TELECOMMUNICATION SERVICES -- 3.7%
     31,866      ALLTEL Corporation                 1,625,166
     79,027      AT&T Corp.                         2,063,395

                       See Notes to Financial Statements.

MUNDER INDEX 500 FUND
      Portfolio of Investments, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

SHARES                                                  VALUE
-------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   DIVERSIFIED TELECOMMUNICATION SERVICES (CONTINUED)
    190,600      BellSouth Corporation           $  4,930,822
     14,600      CenturyTel, Inc.                     428,948
     28,900      Citizens Communications
                   Company+                           304,895
    173,870      Qwest Communications
                   International, Inc.+               869,350
    340,475      SBC Communications, Inc.           9,230,277
     91,700      Sprint Corporation                 1,327,816
    280,506      Verizon Communications, Inc.      10,869,608
                                                 ------------
                                                   31,650,277
                                                 ------------
   ELECTRIC UTILITIES -- 2.2%
     12,900      Allegheny Energy, Inc.                97,524
     15,800      Ameren Corporation                   656,806
     34,740      American Electric Power
                   Company, Inc.                      949,444
     31,195      CenterPoint Energy, Inc.             265,158
     17,234      Cinergy Corporation                  581,130
     14,800      CMS Energy Corporation               139,712
     21,900      Consolidated Edison Company          937,758
     16,850      Constellation Energy Group           468,767
     31,501      Dominion Resources, Inc.           1,729,405
     17,200      DTE Energy Company                   798,080
     33,400      Edison International                 395,790
     22,800      Entergy Corporation                1,039,452
     33,162      Exelon Corporation                 1,749,959
     30,521      FirstEnergy Corporation            1,006,277
     18,700      FPL Group, Inc.                    1,124,431
     41,500      PG & E Corporation+                  576,850
      9,300      Pinnacle West Capital
                   Corporation                        317,037
     16,900      PPL Corporation                      586,092
     24,250      Progress Energy, Inc.              1,051,238
     22,800      Public Service Enterprise            731,880
     73,200      Southern Company                   2,078,148
     18,030      TECO Energy, Inc.                    278,924
     33,015      TXU Corporation                      616,720
     40,860      Xcel Energy, Inc.                    449,460
                                                 ------------
                                                   18,626,042
                                                 ------------
   ELECTRICAL EQUIPMENT -- 0.4%
     20,100      American Power Conversion
                   Corporation+                       304,515
      9,400      Cooper Industries Ltd.               342,630
     43,200      Emerson Electric Company           2,196,720
     19,700      Molex, Inc.                          453,888
      8,200      Power-One, Inc.+                      46,494
     19,100      Rockwell Automation                  395,561
      6,000      Thomas & Betts Corporation           101,400
                                                 ------------
                                                    3,841,208
                                                 ------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.4%
     47,849      Agilent Technologies, Inc.+          859,368
     20,300      Jabil Circuit, Inc.+                 363,776
      5,000      Millipore Corporation                170,000
     13,000      PerkinElmer, Inc.                    107,250

SHARES                                                  VALUE
-------------------------------------------------------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS (CONTINUED)
     54,200      Sanmina Corporation+            $    243,358
     84,700      Solectron Corporation+               300,685
     23,650      Symbol Technologies, Inc.            194,403
      8,900      Tektronix, Inc.+                     161,891
     16,800      Thermo Electron Corporation          338,016
     13,200      Waters Corporation+                  287,496
                                                 ------------
                                                    3,026,243
                                                 ------------
   ENERGY EQUIPMENT & SERVICES -- 0.8%
     34,420      Baker Hughes, Inc.                 1,107,980
     16,100      BJ Services Company+                 520,191
     44,800      Halliburton Company                  838,208
     14,800      Nabors Industries Ltd.+              521,996
     13,700      Noble Corporation+                   481,555
      9,600      Rowan Companies, Inc.                217,920
     59,530      Schlumberger Ltd.                  2,505,618
     32,715      Transocean Sedco Forex, Inc.         758,988
                                                 ------------
                                                    6,952,456
                                                 ------------
   FOOD & DRUG RETAILING -- 1.1%
     38,893      Albertson's, Inc.                    865,758
     40,282      CVS Corporation                    1,005,842
     79,300      Kroger Company+                    1,225,185
     45,200      Safeway, Inc.+                     1,055,872
     13,700      Supervalu, Inc.                      226,187
     67,400      SYSCO Corporation                  2,007,846
    105,100      Walgreen Company                   3,067,869
     14,400      Winn Dixie Stores, Inc.              220,032
                                                 ------------
                                                    9,674,591
                                                 ------------
   FOOD PRODUCTS -- 1.3%
     66,312      Archer-Daniels-Midland
                   Company                            822,269
     42,000      Campbell Soup Company                985,740
     55,050      ConAgra, Inc.                      1,376,800
        178      Del Monte Foods Company+               1,368
     37,700      General Mills, Inc.                1,770,015
     36,000      Heinz (H.J.) Company               1,183,320
     14,000      Hershey Foods Corporation            944,160
     41,900      Kellogg Company                    1,435,913
     80,000      Sara Lee Corporation               1,800,800
     23,100      Wrigley (Wm) Jr. Company           1,267,728
                                                 ------------
                                                   11,588,113
                                                 ------------
   GAS UTILITIES -- 0.3%
     61,470      El Paso Corporation                  427,831
     14,600      KeySpan Corporation                  514,504
     12,500      Kinder Morgan, Inc.                  528,375
      4,500      NICOR, Inc.                          153,135
     24,952      NiSource, Inc.                       499,040
      3,600      People's Energy Corporation          139,140
     20,978      Sempra Energy                        496,130
                                                 ------------
                                                    2,758,155
                                                 ------------
   HEALTH CARE EQUIPMENT & SUPPLIES -- 1.8%
     21,500      Applera Corporation -
                   Applied Biosystems Group           377,110
      5,300      Bard (C.R.), Inc.                    307,400

                       See Notes to Financial Statements.

MUNDER INDEX 500 FUND
      Portfolio of Investments, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

SHARES                                                  VALUE
-------------------------------------------------------------
   HEALTH CARE EQUIPMENT & SUPPLIES (CONTINUED)
      5,500      Bausch & Lomb, Inc.             $    198,000
     60,800      Baxter International, Inc.         1,702,400
     26,300      Becton, Dickinson & Company          807,147
     26,600      Biomet, Inc.                         762,356
     41,800      Boston Scientific
                   Corporation+                     1,777,336
     31,300      Guidant Corporation+                 965,605
    125,100      Medtronic, Inc.                    5,704,560
     18,200      St. Jude Medical, Inc.+              722,904
     20,300      Stryker Corporation                1,362,536
     20,044      Zimmer Holdings, Inc.+               832,227
                                                 ------------
                                                   15,519,581
                                                 ------------
   HEALTH CARE PROVIDERS & SERVICES -- 1.8%
     15,414      Aetna, Inc.                          633,824
     10,900      AmerisourceBergen
                   Corporation                        591,979
     14,480      Anthem, Inc.+                        910,792
     45,411      Cardinal Health, Inc.              2,687,877
     14,300      CIGNA Corporation                    588,016
     52,677      HCA, Inc.                          2,186,095
     24,400      Health Management
                   Associates, Inc.                   436,760
     40,689      HEALTHSOUTH Corporation+             170,894
     16,600      Humana, Inc.+                        166,000
     28,780      IMS Health, Inc.                     460,480
      9,850      Manor Care, Inc.+                    183,309
     29,847      McKesson HBOC, Inc.                  806,764
     10,000      Quest Diagnostics, Inc.+             569,000
     12,100      Quintiles Transnational
                   Corporation+                       146,410
     50,050      Tenet Healthcare
                   Corporation+                       820,820
     31,200      UnitedHealth Group, Inc.           2,605,200
     15,300      Wellpoint Health Networks,
                   Inc.+                            1,088,748
                                                 ------------
                                                   15,052,968
                                                 ------------
   HOTELS, RESTAURANTS & LEISURE -- 1.0%
     60,200      Carnival Corporation, Class
                   A                                1,501,990
     17,500      Darden Restaurants, Inc.             357,875
     11,500      Harrah's Entertainment,
                   Inc.+                              455,400
     38,600      Hilton Hotels Corporation            490,606
      8,850      International Game
                   Technology+                        671,892
     24,400      Marriott International, Inc.         802,028
    130,200      McDonald's Corporation             2,093,616
     39,800      Starbucks Corporation+               811,124
     20,500      Starwood Hotels & Resorts
                   Worldwide, Inc.                    486,670
     11,800      Wendy's International, Inc.          319,426
     30,280      Yum! Brands, Inc.+                   733,382
                                                 ------------
                                                    8,724,009
                                                 ------------
   HOUSEHOLD DURABLES -- 0.5%
      6,800      American Greetings
                   Corporation, Class A               107,440
      8,300      Black & Decker Corporation           355,987
      6,300      Centex Corporation                   316,260
     15,300      Fortune Brands, Inc.                 711,603
      4,900      KB Home                              209,965

SHARES                                                  VALUE
-------------------------------------------------------------
   HOUSEHOLD DURABLES (CONTINUED)
     20,000      Leggett & Platt, Inc.           $    448,800
      8,000      Maytag Corporation                   228,000
     27,397      Newell Rubbermaid, Inc.              830,951
      6,309      Pulte Corporation                    302,012
      5,950      Snap-On, Inc.                        167,254
      9,100      Stanley Works                        314,678
      6,000      Tupperware Corporation                90,480
      7,000      Whirlpool Corporation                365,540
                                                 ------------
                                                    4,448,970
                                                 ------------
   HOUSEHOLD PRODUCTS -- 2.1%
     22,524      Clorox Company                       929,115
     55,200      Colgate-Palmolive Company          2,894,136
     52,794      Kimberly-Clark Corporation         2,506,131
    133,200      Procter & Gamble Company          11,447,208
                                                 ------------
                                                   17,776,590
                                                 ------------
   INDUSTRIAL CONGLOMERATES -- 4.0%
     40,000      3M Company                         4,932,000
  1,020,500      General Electric Company          24,849,175
     14,100      Textron, Inc.                        606,159
    204,566      Tyco International Ltd.            3,493,987
                                                 ------------
                                                   33,881,321
                                                 ------------
   INSURANCE -- 4.7%
     26,900      ACE Ltd.                             789,246
     52,900      AFLAC, Inc.                        1,593,348
     72,120      Allstate Corporation               2,667,719
     10,850      Ambac Financial Group, Inc.          610,204
    267,478      American International
                   Group, Inc.                     15,473,602
     31,725      Aon Corporation                      599,285
     17,499      Chubb Corporation                    913,448
     16,600      Cincinnati Financial
                   Corporation                        623,330
     26,200      Hartford Financial Services
                   Group, Inc.                      1,190,266
     14,725      Jefferson-Pilot Corporation          561,170
     29,500      John Hancock Financial
                   Services, Inc.                     823,050
     18,200      Lincoln National Corporation         574,756
     19,000      Loews Corporation                    844,740
     55,100      Marsh & McLennan Companies,
                   Inc.                             2,546,171
     14,900      MBIA, Inc.                           653,514
     71,800      MetLife, Inc.                      1,941,472
     10,300      MGIC Investment Corporation          425,390
     22,300      Progressive Corporation            1,106,749
     58,100      Prudential Financial, Inc.         1,844,094
     14,200      SAFECO Corporation                   492,314
     23,258      St. Paul Companies, Inc.             791,935
     12,100      Torchmark, Inc.                      442,013
    102,976      Travelers Property Casualty
                   Corporation, Class B+            1,508,598
     24,796      UnumProvident Corporation            434,922
     13,950      XL Capital Ltd., Class A           1,077,638
                                                 ------------
                                                   40,528,974
                                                 ------------

                       See Notes to Financial Statements.

MUNDER INDEX 500 FUND
      Portfolio of Investments, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

SHARES                                                  VALUE
-------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   INTERNET & CATALOG RETAIL -- 0.2%
     31,700      eBay, Inc.+                     $  2,149,894
                                                 ------------
   INTERNET SOFTWARE & SERVICES -- 0.1%
     60,600      Yahoo!, Inc.+                        990,810
                                                 ------------
   IT CONSULTING & SERVICES -- 0.3%
     17,600      Computer Sciences
                   Corporation+                       606,320
     48,900      Electronic Data Systems
                   Corporation                        901,227
     29,000      SunGard Data Systems, Inc.+          683,240
     33,300      Unisys Corporation+                  329,670
                                                 ------------
                                                    2,520,457
                                                 ------------
   LEISURE EQUIPMENT & PRODUCTS -- 0.3%
      9,200      Brunswick Corporation                182,712
     29,900      Eastman Kodak Company              1,047,696
     17,750      Hasbro, Inc.                         205,012
     44,811      Mattel, Inc.                         858,131
                                                 ------------
                                                    2,293,551
                                                 ------------
   MACHINERY -- 1.1%
     35,300      Caterpillar, Inc.                  1,613,916
      4,300      Cummins Engine, Inc.                 120,959
     15,600      Danaher Corporation                1,024,920
     24,500      Deere & Company                    1,123,325
     20,700      Dover Corporation                    603,612
      7,200      Eaton Corporation                    562,392
     31,379      Illinois Tool Works, Inc.          2,035,242
     17,350      Ingersoll-Rand Company,
                   Class A                            747,091
      9,400      ITT Industries, Inc.                 570,486
      6,180      Navistar International
                   Corporation                        150,236
     11,860      PACCAR, Inc.                         547,102
     12,633      Pall Corporation                     210,718
     12,150      Parker-Hannifin Corporation          560,480
                                                 ------------
                                                    9,870,479
                                                 ------------
   MEDIA -- 3.9%
    458,450      AOL Time Warner, Inc.+             6,005,695
     62,863      Clear Channel
                   Communications+                  2,344,161
    238,038      Comcast Corporation, Class
                   A+                               5,610,556
    209,408      Disney (Walt) Company              3,415,445
      8,500      Dow Jones & Company, Inc.            367,455
     27,400      Gannett Company, Inc.              1,967,320
     39,500      Interpublic Group of
                   Companies, Inc.                    556,160
      8,400      Knight-Ridder, Inc.                  531,300
     19,900      McGraw-Hill, Inc.                  1,202,756
      5,100      Meredith Corporation                 209,661
     15,500      New York Times Company,
                   Class A                            708,815
     19,300      Omnicom, Inc.                      1,246,780
     11,400      TMP Worldwide, Inc.+                 128,934
     31,300      Tribune Company                    1,422,898

SHARES                                                  VALUE
-------------------------------------------------------------
   MEDIA (CONTINUED)
     23,460      Univision Communications,
                   Inc.+                         $    574,770
    180,566      Viacom, Inc., Class B+             7,359,870
                                                 ------------
                                                   33,652,576
                                                 ------------
   METALS & MINING -- 0.5%
     86,536      Alcoa, Inc.                        1,971,290
      8,313      Allegheny Technologies, Inc.          51,790
     14,900      Freeport McMoRan Copper &
                   Gold, Class B+                     250,022
     41,205      Newmont Mining Corporation         1,196,181
      8,000      Nucor Corporation                    330,400
      9,115      Phelps Dodge Corporation             288,490
     10,540      United States Steel
                   Corporation                        138,285
      8,825      Worthington Industries, Inc.         134,493
                                                 ------------
                                                    4,360,951
                                                 ------------
   MULTILINE RETAIL -- 3.9%
     11,880      Big Lots, Inc.+                      157,172
     46,734      Costco Wholesale
                   Corporation+                     1,311,356
      8,700      Dillard's, Inc.                      137,982
     34,181      Dollar General Corporation           408,463
     17,700      Family Dollar Stores, Inc.           552,417
     20,100      Federated Department Stores+         578,076
     34,600      Kohl's Corporation+                1,935,870
     29,550      May Department Stores
                   Company                            679,059
     13,900      Nordstrom, Inc.                      263,683
     27,500      Penney (J.C.) Company, Inc.          632,775
     32,400      Sears, Roebuck & Company             775,980
     93,200      Target Corporation                 2,796,000
    452,700      Wal-Mart Stores, Inc.             22,865,877
                                                 ------------
                                                   33,094,710
                                                 ------------
   MULTI-UTILITIES & UNREGULATED POWER -- 0.3%
     55,800      AES Corporation+                     168,516
     38,800      Calpine Corporation+                 126,488
     91,440      Duke Energy Corporation            1,786,737
     38,100      Dynegy, Inc., Class A                 44,958
     41,293      Mirant Corporation+                   78,044
     53,027      Williams Companies, Inc.             143,173
                                                 ------------
                                                    2,347,916
                                                 ------------
   OFFICE ELECTRONICS -- 0.1%
     75,400      Xerox Corporation                    606,970
                                                 ------------
   OIL & GAS -- 5.0%
      9,100      Amerada Hess Corporation             500,955
     25,520      Anadarko Petroleum
                   Corporation                      1,222,408
     14,730      Apache Corporation                   839,463
      7,000      Ashland, Inc.                        199,710
     20,665      Burlington Resources, Inc.           881,362
    109,511      ChevronTexaco Corporation          7,280,292
     69,439      ConocoPhillips                     3,360,153
     16,072      Devon Energy Corporation             737,705
     11,800      EOG Resources, Inc.                  471,056
    690,096      Exxon Mobil Corporation           24,111,954

                       See Notes to Financial Statements.

MUNDER INDEX 500 FUND
      Portfolio of Investments, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

SHARES                                                  VALUE
-------------------------------------------------------------
   OIL & GAS (CONTINUED)
     10,337      Kerr-McGee Corporation          $    457,929
     32,000      Marathon Oil Corporation             681,280
     38,700      Occidental Petroleum
                   Corporation                      1,101,015
      7,800      Sunoco, Inc.                         258,804
     26,400      Unocal Corporation                   807,312
                                                 ------------
                                                   42,911,398
                                                 ------------
   PAPER & FOREST PRODUCTS -- 0.5%
      6,000      Boise Cascade Corporation            151,320
     25,660      Georgia-Pacific Group                414,666
     49,209      International Paper Company        1,720,839
     10,700      Louisiana-Pacific
                   Corporation                         86,242
     20,548      MeadWestvaco Corporation             507,741
     22,450      Weyerhaeuser Company               1,104,764
                                                 ------------
                                                    3,985,572
                                                 ------------
   PERSONAL PRODUCTS -- 0.6%
      6,000      Alberto-Culver Company,
                   Class B                            302,400
     24,100      Avon Products, Inc.                1,298,267
    108,220      Gillette Company                   3,285,559
                                                 ------------
                                                    4,886,226
                                                 ------------
   PHARMACEUTICALS -- 9.8%
    160,200      Abbott Laboratories                6,408,000
     13,300      Allergan, Inc.                       766,346
    198,640      Bristol-Myers Squibb Company       4,598,516
     18,600      Forest Laboratories, Inc.+         1,826,892
    304,651      Johnson & Johnson                 16,362,805
     24,683      King Pharmaceuticals, Inc.+          424,301
    115,200      Lilly (Eli) & Company              7,315,200
    230,300      Merck & Company, Inc.             13,037,283
    631,925      Pfizer, Inc.                      19,317,947
    132,579      Pharmacia Corporation              5,541,802
    150,400      Schering-Plough Corporation        3,338,880
     11,000      Watson Pharmaceuticals,
                   Inc.+                              310,970
    135,900      Wyeth                              5,082,660
                                                 ------------
                                                   84,331,602
                                                 ------------
   REAL ESTATE -- 0.3%
     42,200      Equity Office Properties
                   Trust                            1,054,156
     27,800      Equity Residential
                   Properties Trust                   683,324
     19,000      Plum Creek Timber Company,
                   Inc.                               448,400
     19,200      Simon Property Group, Inc.           654,144
                                                 ------------
                                                    2,840,024
                                                 ------------
   ROAD & RAIL -- 0.5%
     38,689      Burlington Northern Santa Fe       1,006,301
     21,800      CSX Corporation                      617,158
     39,900      Norfolk Southern Corporation         797,601
     26,000      Union Pacific Corporation          1,556,620
                                                 ------------
                                                    3,977,680
                                                 ------------

SHARES                                                  VALUE
-------------------------------------------------------------
   SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 2.7%
     35,200      Advanced Micro Devices,
                   Inc.+                         $    227,392
     39,200      Altera Corporation+                  483,336
     37,500      Analog Devices, Inc.+                895,125
    169,000      Applied Materials, Inc.+           2,202,070
     31,000      Applied Micro Circuits
                   Corporation+                       114,390
     28,300      Broadcom Corporation, Class
                   A+                                 426,198
    679,400      Intel Corporation                 10,578,258
     19,400      KLA-Tencor Corporation+              686,178
     32,000      Linear Technology
                   Corporation                        823,040
     38,100      LSI Logic Corporation+               219,837
     32,899      Maxim Integrated Products,
                   Inc.                             1,086,983
     62,000      Micron Technology, Inc.+             603,880
     18,600      National Semiconductor
                   Corporation+                       279,186
     15,200      Novellus Systems, Inc.+              426,816
     15,700      NVIDIA Corporation+                  180,707
     17,200      PMC-Sierra, Inc.+                     95,632
      9,600      QLogic Corporation+                  331,296
     18,800      Teradyne, Inc.+                      244,588
    177,500      Texas Instruments, Inc.            2,664,275
     34,600      Xilinx, Inc.+                        712,760
                                                 ------------
                                                   23,281,947
                                                 ------------
   SOFTWARE -- 4.7%
     24,200      Adobe Systems, Inc.                  600,184
     11,600      Autodesk, Inc.                       165,880
     24,157      BMC Software, Inc.+                  413,326
     17,500      Citrix Systems, Inc.+                215,600
     58,775      Computer Associates
                   International, Inc.                793,463
     38,800      Compuware Corporation+               186,240
     14,500      Electronic Arts, Inc.+               721,665
     21,000      Intuit+                              985,320
      8,700      Mercury Interactive
                   Corporation+                       257,955
    548,300      Microsoft Corporation+            28,347,110
     37,400      Novell, Inc.+                        124,916
    549,300      Oracle Systems Corporation+        5,932,440
     26,800      Parametric Technology
                   Corporation+                        67,536
     32,087      PeopleSoft, Inc.+                    587,192
     20,000      Rational Software
                   Corporation+                       207,800
     49,700      Siebel Systems, Inc.+                371,756
     42,200      VERITAS Software
                   Corporation+                       659,164
                                                 ------------
                                                   40,637,547
                                                 ------------
   SPECIALTY RETAIL -- 2.0%
     10,100      AutoZone, Inc.+                      713,565
     30,000      Bed Bath & Beyond, Inc.+           1,035,900
     32,950      Best Buy Company, Inc.+              795,743
     21,500      Circuit City Stores -
                   Circuit City Group                 159,530
     90,687      Gap, Inc.                          1,407,462

                       See Notes to Financial Statements.

MUNDER INDEX 500 FUND
      Portfolio of Investments, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

SHARES                                                  VALUE
-------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   SPECIALTY RETAIL (CONTINUED)
    238,519      Home Depot, Inc.                $  5,714,915
     53,664      Limited, Inc.                        747,540
     80,040      Lowes Companies, Inc.              3,001,500
     31,600      Office Depot, Inc.+                  466,416
     17,300      RadioShack Corporation               324,202
     15,400      Sherwin-Williams Company             435,050
     48,250      Staples, Inc.+                       882,975
     14,900      Tiffany & Company                    356,259
     54,200      TJX Companies, Inc.                1,057,984
     21,750      Toys R Us, Inc.+                     217,500
                                                 ------------
                                                   17,316,541
                                                 ------------
   TEXTILES, APPAREL & LUXURY GOODS -- 0.3%
     13,200      Jones Apparel Group, Inc.+           467,808
     11,000      Liz Claiborne, Inc.                  326,150
     27,200      NIKE, Inc., Class B                1,209,584
      6,100      Reebok International Ltd.+           179,340
     11,100      V.F. Corporation                     400,155
                                                 ------------
                                                    2,583,037
                                                 ------------
   TOBACCO -- 1.1%
    212,100      Philip Morris Companies,
                   Inc.                             8,596,413
      9,000      R.J. Reynolds Tobacco
                   Holdings, Inc.                     378,990
     17,300      UST, Inc.                            578,339
                                                 ------------
                                                    9,553,742
                                                 ------------
   TRADING COMPANIES & DISTRIBUTORS -- 0.1%
      9,400      Grainger (W.W.), Inc.                484,570
                                                 ------------
   WIRELESS TELECOMMUNICATION SERVICES -- 0.4%
    277,813      AT&T Wireless Services,
                   Inc.+                            1,569,644
     98,800      NEXTEL Communications, Inc.+       1,141,140
    102,500      Sprint PCS+                          448,950
                                                 ------------
                                                    3,159,734
                                                 ------------
TOTAL COMMON STOCKS
   (Cost $804,393,054)                            831,436,144
                                                 ------------
PRINCIPAL
AMOUNT                                                  VALUE
-------------------------------------------------------------
U.S. TREASURY BILL -- 0.5%
   (Cost $4,189,127)
$ 4,200,000      1.630%++ due 02/27/2003*        $  4,189,127
                                                 ------------
REPURCHASE AGREEMENT -- 2.7%
   (Cost $23,023,000)
 23,023,000      Agreement with State Street
                   Bank and Trust Company,
                   1.000% dated 12/31/2002,
                   to be repurchased at
                   $23,024,279 on 01/02/2003,
                   collateralized by
                   $19,190,000 U.S. Treasury
                   Note,
                   6.500% maturing 02/15/2010
                   (value $23,483,763)             23,023,000
                                                 ------------

TOTAL INVESTMENTS
   (Cost $831,605,181)                100.2%      858,648,271
OTHER ASSETS AND LIABILITIES (NET)     (0.2)       (1,894,568)
                                      -----      ------------
NET ASSETS                            100.0%     $856,753,703
                                      =====      ============

------------

  * Security pledged as collateral for futures contracts.

  + Non-income producing security.

 ++ Rate represents annualized yield at date of purchase.

+++ Affiliated security.

 # Amount represents less than 0.1% of net assets.

                       See Notes to Financial Statements.

MUNDER INTERNATIONAL EQUITY FUND
      Portfolio of Investments, December 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

SHARES                                                  VALUE
-------------------------------------------------------------
COMMON STOCKS -- 103.9%
   ARGENTINA -- 0.0%#
  3,600      Banco Rio de la Plata SA            $      2,113
  1,156      BBVA Banco Frances SA, ADR+                3,376
  2,500      Perez Companc SA, ADR+                    15,700
  1,074      Telefonica de Argentina, ADR+              3,125
                                                 ------------
                                                       24,314
                                                 ------------
   AUSTRALIA -- 3.5%
  4,600      Alumina Ltd., ADR                         50,278
  3,050      Amcor Ltd., ADR                           58,709
    820      Ansell Ltd., ADR+                         13,653
  4,550      Australia & New Zealand Bank,
               ADR                                    222,722
 26,858      BHP Ltd., ADR                            308,867
  2,100      Boral Ltd., ADR                           20,576
  2,200      Burns, Philip & Company Ltd.,
               ADR+                                     3,791
  5,200      Coca-Cola Amatil Ltd., ADR                30,862
  2,200      Coles Myer Ltd., ADR                      61,600
  3,400      CSR Ltd., ADR                             48,399
 29,900      Foster's Brewing Group Ltd., ADR          75,764
  7,052      Goldfields Ltd., ADR                      98,446
  4,300      Goodman Fielder Ltd., ADR                 17,240
  6,300      Lend Lease Corporation Ltd., ADR          34,482
  1,000      Lihir Gold Ltd., ADR+                     16,320
 14,450      M.I.M. Holdings Ltd., ADR                 24,574
  2,300      Mayne Group Ltd., ADR+                    21,111
    400      Metal Storm Ltd., ADR+                     2,140
  4,600      National Australia Bank Ltd.,
               ADR                                    412,850
  4,700      Newcrest Mining Ltd., ADR                 19,055
  7,600      News Corporation Ltd., ADR               199,500
 11,600      News Corporation Ltd., ADR, PRF          262,740
  1,550      Oil Search Ltd., ADR+                      5,411
  1,770      Rio Tinto Ltd., ADR                      135,350
  2,100      Santos Ltd., ADR                          29,400
    400      Simsmetal Ltd., ADR                        7,027
    500      Sons of Gwalia, ADR                        3,646
  2,200      Southcorp Holdings Ltd., ADR              28,493
  3,600      St. George Bank Ltd., ADR                 72,937
    600      TABCORP Holdings Ltd., ADR                35,982
 18,600      Telstra Corporation Ltd., ADR            232,128
  5,300      Westpac Banking Ltd., ADR                204,527
  4,100      WMC Resources Ltd., ADR+                  37,925
  9,700      Woodside Petroleum Ltd., ADR              67,621
                                                 ------------
                                                    2,864,126
                                                 ------------
   AUSTRIA -- 0.2%
    597      Boehler-Uddeholm AG, ADR                   9,206
    250      BWT AG, ADR+                               2,531
  1,000      Erste Bank der oesterreichischen
               Sparkassen AG, ADR                      33,658
  2,620      EVN-Energie Versorgung
               Niederoesterreich AG                    22,544
  1,400      Flughafen Wien AG                         11,752
    800      Mayr-Melnhof Karton AG, ADR               14,796
  1,900      OMV AG, ADR                               37,315

SHARES                                                  VALUE
-------------------------------------------------------------
   AUSTRIA (CONTINUED)
  1,500      Telekom Austria AG, ADR+            $     30,075
  2,100      VA Technologie AG, ADR                     3,416
  4,850      Wienerberger AG, ADR                      17,253
                                                 ------------
                                                      182,546
                                                 ------------
   BAHAMAS -- 0.0%#
    500      Kerzner International Ltd.+               10,040
    700      Teekay Shipping Corporation               28,490
                                                 ------------
                                                       38,530
                                                 ------------
   BELGIUM -- 0.2%
  1,500      Delhaize Le Lion SA, ADR                  26,925
  1,400      Solvay SA, ADR                            96,518
                                                 ------------
                                                      123,443
                                                 ------------
   BERMUDA -- 0.5%
  6,550      Accenture Ltd., Class A+                 117,834
  1,300      Frontline Ltd., ADR                       11,505
    850      IPC Holdings Ltd.                         26,809
    300      Knightsbridge Tankers Ltd.                 4,491
  1,974      Marvell Technology Group Ltd.+            37,230
    700      Max Re Capital Ltd.                        7,714
    500      Orient-Express Hotel Ltd.+                 6,750
  1,000      PartnerRe Ltd.                            51,820
    400      Platinum Underwriters Holdings,
               Ltd.+                                   10,540
  1,100      RenaissanceRe Holdings Ltd.               43,560
  1,000      Varitronix International Ltd.,
               ADR                                      2,789
    800      W.P. Stewart & Company Ltd.               14,336
  2,100      Willis Group Holdings Ltd.+               60,207
                                                 ------------
                                                      395,585
                                                 ------------
   BRAZIL -- 1.2%
    925      Aracruz Celulose SA, ADR                  17,168
  2,100      Banco Bradesco SA, ADR                    31,290
  1,640      Banco Itau SA, ADR                        39,032
    740      Brasil Telecom Participacoes SA,
               ADR                                     18,685
  1,500      Brasil Telecom SA, ADR                    15,150
    400      Braskem SA, ADR                            1,320
  1,527      Cemig-Companhia Energetica de
               Minas, ADR                              11,409
  2,500      Centrais Eletricas Brasileiras
               SA, ADR                                  8,277
 13,100      Centrais Eletricas Brasileiras
               SA, ADR                                 43,666
  3,300      Companhia de Bebidas das
               Americas, ADR, PRF                      51,348
  2,300      Companhia de Bebidas das
               Americas CM                             29,900
    800      Companhia Brasileira de
               Distribuicao Grupo Pao de
               Acucar, ADR, PRF                        12,240
  1,750      Companhia De Saneamento Basico
               do Estado de Sao Paulo, ADR             11,287
  2,100      Companhia Paranaense de Energia-
               Copel, ADR                               4,746

                       See Notes to Financial Statements.

MUNDER INTERNATIONAL EQUITY FUND
      Portfolio of Investments, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

SHARES                                                  VALUE
-------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   BRAZIL (CONTINUED)
  2,100      Companhia Paranaense de Energia-
               Copel, ADR, PRF                   $      5,901
  1,200      Companhia Siderurgica Nacional,
               ADR                                     17,208
  3,550      Companhia Vale do Rio Doce, ADR+         103,190
  2,050      Companhia Vale do Rio Doce, ADR,
               PRF                                     56,525
  2,100      Continental AG, ADR+                      32,283
  1,691      Embraer Empresa Brasileira de
               Aeronautica SA, ADR                     26,887
  1,200      Gerdau SA, ADR                            10,680
    900      Petrobras Distribuidora SA, ADR            5,080
  6,500      Petroleo Brasileiro
               SA -- Petrobras, ADR, PRF               85,197
  9,200      Petroleo Brasileiro
               SA -- Petrobras, ADR                   137,448
    320      Tele Celular Sul Participacoes
               SA, ADR                                  2,515
  1,333      Tele Centro Oeste Celular
               Participacoes SA, ADR                    5,332
    200      Tele Nordeste Celular
               Participacoes SA, ADR                    3,060
  3,637      Tele Norte Leste Participacoes
               SA, ADR                                 26,732
    940      Tele Sudeste Celular
               Participacoes SA, ADR                    8,930
  3,000      Telecomunicacoes Brasileiras SA,
               ADR                                     55,950
    200      Telemig Celular Participacoes
               SA, ADR                                  3,380
  5,000      Telesp -- Telecomunicacoes de
               Sao Paulo SA, ADR+                      46,000
  1,980      Telesp Celular Participacoes SA,
               ADR                                      6,039
  1,510      Tractebel Energia SA, ADR                  7,465
    600      Tractebel Energia SA, ADR, PRF             2,152
    600      Votorantim Celulose e Papel SA,
               ADR                                     10,169
                                                 ------------
                                                      953,641
                                                 ------------
   CANADA -- 5.1%
    900      Aber Diamond Corporation+                 17,622
  6,600      Abitibi-Consolidated, Inc.                50,886
  1,200      Agnico Eagle Mines Ltd.                   17,832
  1,800      Agrium, Inc.                              20,358
  4,800      Alcan, Inc.                              141,696
    600      Alliance Atlantis Communications
               Corporation+                             6,420
    300      Angiotech Pharmaceuticals, Inc.+          10,218
  3,400      ATI Technologies, Inc.+                   15,813
    750      Axcan Pharma, Inc.+                        8,827
  1,500      Ballard Power Systems, Inc.+              16,620
  7,100      Bank of Montreal                         188,292
  7,800      Barrick Gold Corporation                 120,198
 13,064      BCE, Inc.                                235,283
  2,100      Biovail Corporation+                      55,461

SHARES                                                  VALUE
-------------------------------------------------------------
   CANADA (CONTINUED)
    800      Boardwalk Equities, Inc.            $      7,672
  2,550      Brascan Corporation                       52,275
  2,400      Brookfield Properties
               Corporation                             48,480
    900      Cameco Corporation                        21,555
  2,300      Canada Life Financial
               Corporation                             58,673
  5,500      Canadian Imperial Bank of
               Commerce                               152,900
  2,900      Canadian National Railway
               Company                                120,524
  2,000      Canadian Natural Resources Ltd.           59,340
  2,700      Celestica, Inc.+                          38,070
  5,100      CGI Group, Inc.+                          22,287
  1,200      Cognos, Inc.+                             28,140
    700      Corus Entertainment, Inc.+                 8,365
  1,000      Cott Corporation+                         17,820
  2,250      CP Railway Ltd.                           44,325
  1,325      CP Ships Ltd.+                            17,993
    800      Creo Products, Inc.+                       6,536
    600      Decoma International, Inc.                 4,717
  3,300      Domatar, Inc.                             33,198
    400      Dorel Industries, Inc.+                    9,092
  1,600      Emera, Inc.                               16,256
  2,700      Enbridge, Inc.                            73,278
  3,720      Encana Corp.                             115,692
    200      Fahnestock Viner Holdings, Inc.            5,050
  1,325      Fairmont Hotels & Resorts, Inc.           31,204
    200      FirstService Corporation+                  3,216
    811      Fording, Inc.                             16,999
    500      Four Seasons Hotels, Inc.                 14,125
    400      Gildan Activewear, Inc., Class
               A+                                       9,364
  2,600      Goldcorp, Inc.                            33,072
    700      GSI Lumonics, Inc.+                        4,221
    300      Hummingbird Ltd.+                          6,432
  1,400      Hurricane Hydrocarbons Ltd.,
               Class A                                 14,588
    800      Hydrogenics Corporation+                   2,825
  1,700      Imperial Oil Ltd.                         48,790
  2,700      Inco Ltd.+                                57,294
    600      Intertape Polymer Group, Inc.+             2,472
    800      Intrawest Corporation                      9,920
    750      Ipsco, Inc.                                7,500
    800      Kingsway Financial Services,
               Inc.+                                    6,920
  1,500      Magna International                       84,225
  6,700      Manulife Financial Corporation           145,457
    900      Masonite International
               Corporation+                            15,201
  2,000      Mds, Inc.                                 27,880
  1,800      Methanex Corporation+                     15,084
  1,600      Moore Corporation Ltd.+                   14,560
  2,000      Nexen, Inc.                               43,340
  3,500      Noranda, Inc.                             31,484
 55,600      Nortel Networks Corporation               89,516
    800      North American Palladium Ltd.+             2,784
  1,450      NOVA Chemicals Corporation                26,535
    300      Open Text Corporation+                     6,963
  3,800      Petro-Canada                             118,142
  5,500      Placer Dome, Inc.                         63,250
    900      Potash Corporation of
               Saskatchewan                            57,231
  2,900      Power Corporation of Canada               66,088

                       See Notes to Financial Statements.

MUNDER INTERNATIONAL EQUITY FUND
      Portfolio of Investments, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

SHARES                                                  VALUE
-------------------------------------------------------------
   CANADA (CONTINUED)
    900      Precision Drilling Corporation+     $     29,286
  1,100      QLT Photo-Therapeutics, Inc.+              9,392
  1,400      Quebecor World, Inc.                      31,248
  1,300      Research In Motion Ltd.+                  17,056
    300      Ritchie Bros. Auctioneers, Inc.+           9,705
  2,300      Rogers Communications, Inc.,
               Class B+                                21,574
    900      Rogers Wireless Communications,
               Inc.+                                    7,920
  9,600      Royal Bank of Canada                     352,704
  1,200      Royal Group Technologies Ltd.+            11,676
  3,200      Shaw Communications, Inc.                 32,896
  9,000      Sun Life Financial Services of
               Canada                                 153,450
  6,500      Suncor Energy, Inc.                      101,855
  1,970      Talisman Energy, Inc.                     71,255
  2,620      Teck Cominco Ltd., Class B                19,239
  2,015      TELUS Corporation                         20,754
  1,400      Tembec, Inc.+                              9,740
    600      Tesco Corporation                          7,086
    300      Tesma International, Inc., Class
               A                                        5,174
    900      The Descartes Systems Group,
               Inc.+                                    2,790
  9,300      The Toronto-Dominion Bank                201,345
  6,952      TransCanada PipeLines Ltd.               100,874
    100      Wescast Industries, Inc.                   2,490
  1,800      Zarlink Semiconductor, Inc.+               4,068
                                                 ------------
                                                    4,168,023
                                                 ------------
   CAYMAN ISLANDS -- 0.1%
    600      02Micro International Ltd.+                5,849
    600      Apex Silver Mines Ltd.+                    8,880
  1,700      Chinadotcom Corporation+                   4,811
     57      EganaGoldpfeil Holdings, Ltd.,
               ADR+                                     3,092
  1,800      Garmin Ltd.+                              52,740
    300      Scottish Annuity & Life
               Holdings, Ltd.                           5,235
                                                 ------------
                                                       80,607
                                                 ------------
   CHANNEL ISLANDS -- 0.0%#
    200      Randgold Resources LTD., ADR+              5,872
                                                 ------------
   CHILE -- 0.3%
    400      AFP Provida, ADR                           9,236
    689      Banco de Chile, ADR                       10,990
  1,529      Banco Santander Chile, ADR+               28,485
    600      BBVA Banco BHIF, ADR                       7,860
  1,100      Compania Cervecerias Unidas SA,
               ADR                                     16,060
  3,175      Compania de Telecomunicaciones
               de Chile SA, ADR+                       30,448
    350      Cristalerias de Chile, ADR                 6,564
  1,500      Distribucion y Servicio D&S SA,
               ADR                                     15,000
  1,100      Embotelladora Andina SA, ADR,
               Class A                                  7,678
  1,100      Embotelladora Andina SA, ADR,
               Class B                                  7,590

SHARES                                                  VALUE
-------------------------------------------------------------
   CHILE (CONTINUED)
  4,000      Empresa Nacional Electricidad
               SA, ADR                           $     30,760
  2,360      Enersis SA, ADR+                           9,652
  1,842      Gener SA, ADR+                             7,994
  1,100      Linea Aerea Nacional Chile SA,
               ADR                                      6,485
    500      Maderas Y Sintelicos Sociedad
               (Masisa), ADR                            3,765
    200      Quimica Minera Chile SA, ADR               4,340
  1,800      Quinenco SA, ADR+                          8,640
    200      Sociedad Quimica y Minera de
               Chile SA, ADR, Class A                   4,849
    200      Vina Concha Y Toro SA, ADR                 6,764
                                                 ------------
                                                      223,160
                                                 ------------
   CHINA -- 1.1%
    500      Aluminum Corporation of China
               Ltd., ADR                                7,170
    700      AsiaInfo Holdings, Inc., ADR+              4,438
 57,000      China Mobile (Hong Kong) Ltd.,
               ADR+                                   688,560
  2,400      China Petroleum & Chemical
               Corporation (Sinopec), ADR              40,200
    400      China Southern Airlines Company
               Ltd., ADR+                               5,608
  1,950      China Telecom Corporation Ltd.,
               ADR+                                    33,696
    600      Huaneng Power International, ADR          19,338
  2,500      Petrochina Company Ltd., ADR              50,175
    667      Shanghai Chlor-Alkali Chemical
               Company, ADR+                            3,162
    400      Sinopec Shanghai Petrochemical
               Company Ltd., ADR+                       5,980
    300      Yanzhou Coal Mining Company
               Ltd., ADR                                6,150
                                                 ------------
                                                      864,477
                                                 ------------
   DENMARK -- 0.5%
 10,600      Danske Bank AS, ADR                      175,211
  4,550      Novo Nordisk AS, ADR+                    131,495
  6,500      TDC A/S, ADR                              77,350
                                                 ------------
                                                      384,056
                                                 ------------
   FINLAND -- 1.7%
    800      American Group Ltd., ADR                  14,649
    850      Instrumentarium Corporation, ADR          33,320
  1,962      Metso Oyj, ADR                            21,425
 69,300      Nokia Oyj, ADR                         1,074,150
 10,400      Stora Enso Oyj, ADR                      108,784
  3,800      UPM-Kymmene Oyj, ADR                     125,058
                                                 ------------
                                                    1,377,386
                                                 ------------
   FRANCE -- 7.7%
  6,000      Accor SA, ADR                             90,852
    700      ActivCard SA, ADR+                         5,985
 17,993      Alcatel Alsthom Cie Generale
               D'Electric, ADR                         79,889
  1,700      Alcatel Optronics, ADR                     5,457

                       See Notes to Financial Statements.

MUNDER INTERNATIONAL EQUITY FUND
      Portfolio of Investments, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

SHARES                                                  VALUE
-------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   FRANCE (CONTINUED)
  4,200      Alstom, ADR                         $     21,294
 13,300      Altran Technologies SA, ADR                6,377
 11,578      Aventis SA, ADR                          627,412
 25,500      AXA, SA, ADR                             342,975
 25,900      BNP Paribas, ADR                         527,658
  1,000      Business Objects SA, ADR+                 15,000
  9,200      Canal Plus, ADR                            8,650
  1,300      Ciments Francais SA, ADR                  34,922
  1,769      Clarins SA, ADR                           15,778
  1,000      Companie Generale de Geophysique
               SA, ADR+                                 3,400
  1,900      Dassault Systemes SA, ADR                 40,850
 17,300      France Telecom SA, ADR                   307,421
  4,800      Gemplus International SA, ADR+            10,608
 10,000      Groupe Danone, ADR                       267,000
  4,600      Havas Advertising SA, ADR                 18,262
  7,280      L'Air Liquide SA, ADR                    192,049
  7,666      Lafarge SA, ADR                          143,508
  2,000      Lagardere Group, ADR                      81,240
  2,400      Pechiney SA, ADR                          42,192
  3,250      Pernod Ricard, ADR                        78,694
  3,675      PSA Peugeot Citroen, ADR                 149,857
  2,350      Publicis Groupe, ADR                      49,256
  2,600      Rhodia SA, ADR                            21,840
 15,700      Sanofi-Synthelabo SA, ADR+               477,280
    700      Scor SA, ADR                               3,850
  1,900      Sidel SA, ADR+                            21,433
 31,100      Societe Generale, ADR                    362,243
  2,300      Sodexho Alliance SA, ADR+                 52,670
 15,000      Suez SA, ADR                             265,050
  1,375      Technip-Coflexip SA, ADR+                 24,489
  4,040      Thomson Multimedia, ADR+                  68,276
 19,805      TotalFinaElf SA, ADR                   1,416,058
  2,400      Valeo SA                                  37,650
  2,100      Vivendi Environnement, ADR                48,951
 15,800      Vivendi Universal SA, ADR                253,906
    200      Wavecom SA, ADR+                           2,830
                                                 ------------
                                                    6,223,112
                                                 ------------
   GERMANY -- 5.9%
 26,300      Allianz AG, ADR                          251,165
  2,150      Altana AG, ADR+                           98,040
  8,300      BASF AG, ADR                             317,226
 10,600      Bayer AG, ADR                            222,460
  5,860      Bayerische Hypo- und Vereinsbank
               AG, ADR                                 91,007
    827      Celanese AG+                              17,996
  7,700      Commerzbank AG, ADR                       60,761
 14,671      Daimler Chrysler Aerospace AG            449,666
  8,700      Deutsche Bank AG, ADR+                   395,241
  5,500      Deutsche Lufthansa AG, ADR+               52,000
 60,800      Deutsche Telekom AG, ADR                 772,160
 10,000      E.On AG, ADR                             409,100
  1,100      Epcos AG, ADR+                            11,165
  3,003      Fresenius Medical Care AG, ADR            41,351

SHARES                                                  VALUE
-------------------------------------------------------------
   GERMANY (CONTINUED)
  1,298      Fresenius Medical Care AG, ADR,
               PRF                               $     13,153
  1,400      Henkel KGaA, ADR                          77,126
  5,200      Infineon Technologies AG, ADR+            37,388
    128      Pfeiffer Vacuum Technology AG,
               ADR                                      2,585
    300      Puma AG Rudolf Dassler Sport,
               ADR                                     20,399
  7,600      RWE AG, ADR                              195,387
 18,304      SAP AG, ADR                              356,928
  2,900      Schering AG, ADR                         124,410
    700      Schwarz Pharma AG, ADR                    25,503
  1,100      SGL Carbon AG, ADR+                        3,190
 12,850      Siemens AG, ADR+                         541,371
 20,200      Volkswagen AG, ADR                       146,256
                                                 ------------
                                                    4,733,034
                                                 ------------
   GHANA -- 0.0%#
  1,800      Ashanti Goldfields Company Ltd.,
               ADR+                                    10,530
                                                 ------------
   GREECE -- 0.2%
 14,600      Hellenic Telecommunication
               Organization SA (OTE), ADR              77,964
  1,200      M.J. Maillis SA, ADR+                      5,062
 16,800      National Bank of Greece SA, ADR           48,384
  1,350      STET Hellas Telecommunications
               SA, ADR+                                 9,828
                                                 ------------
                                                      141,238
                                                 ------------
   HONG KONG -- 2.7%
  1,900      ASAT Holdings Ltd., ADR+                   1,501
    600      Asia Satellite
               Telecommunications Holdings
               Ltd., ADR                                6,834
 20,948      Bank East Asia Ltd., ADR                  35,861
    950      Beijing Enterprises Holdings
               Ltd., ADR                                8,649
    600      Brilliance China Automotive
               Holdings Ltd., ADR                      10,770
  9,700      Cathay Pacific Airways, ADR               66,235
    851      China Overseas Land & Investment
               Ltd., ADR                                3,983
 15,100      China Resources Enterprise Ltd.,
               ADR                                     26,721
 18,200      China Unicom Ltd., ADR+                  126,490
  6,300      Citic Pacific Ltd., ADR                   58,166
 34,900      CLP Holdings Ltd., ADR                   140,525
  5,900      Cnooc Ltd., ADR                          153,695
  4,650      Dairy Farm International Ltd.,
               ADR+                                    22,087
  9,200      First Pacific Company Ltd., ADR+           4,129
  2,100      Giordano International Ltd., ADR           8,213
    500      Guangshen Railway Company Ltd.,
               ADR                                      4,350
  8,400      Hang Lung Properties Ltd., ADR            40,663
 27,700      Hang Seng Bank Ltd., ADR                 294,817
  8,200      Henderson Investment Ltd., ADR            37,854

                       See Notes to Financial Statements.

MUNDER INTERNATIONAL EQUITY FUND
      Portfolio of Investments, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

SHARES                                                  VALUE
-------------------------------------------------------------
   HONG KONG (CONTINUED)
 24,900      Henderson Land Development
               Company Ltd., ADR                 $     74,715
  2,400      Hong Kong Aircraft Engineering
               Company Ltd., ADR                        7,078
 82,448      Hong Kong and China Gas Ltd.,
               ADR                                    117,464
 30,900      Hong Kong Electric Holdings
               Ltd., ADR                              116,889
  6,600      Hong Kong Land Holdings, ADR              45,540
 12,700      Hopewell Holdings Ltd., ADR                8,306
  7,500      Hysan Development Ltd., ADR               11,156
  1,700      i-CABLE Communications Ltd.,
               ADR+                                    11,086
  9,100      Jardine Matheson & Company Ltd.,
               ADR                                     56,192
  7,550      Jardine Strategic Holding, ADR            38,505
  5,500      Johnson Electric Holdings, ADR            60,301
  5,400      Legend Holdings Ltd., ADR                 36,008
  1,500      Mandarin Oriental International
               Ltd., ADR                                6,900
  7,700      MTR Corporation Ltd., ADR                 81,459
 15,700      New World Development Company
               Ltd., ADR                               15,703
 33,695      PCCW Ltd., ADR                            52,227
  4,550      SCMP Group Ltd., ADR                       9,481
  1,500      Shanghai Industrial Holdings
               Ltd., ADR                               20,677
  2,850      Shuntak Holdings Ltd., ADR                 5,701
  1,900      SmarTone Telecommunications
               Holdings Ltd., ADR                      10,598
 34,800      Sun Hung Kai Properties Ltd.,
               ADR                                    206,166
 13,600      Swire Pacific Ltd., ADR, Class A          51,970
  8,700      Swire Pacific Ltd., ADR, Class B          27,751
    500      Techtronic Industries Company
               Ltd., ADR                                9,489
  3,200      Television Broadcasts Ltd., ADR           20,189
  2,100      Wing Hang Bank Ltd., ADR                  13,437
                                                 ------------
                                                    2,166,531
                                                 ------------
   HUNGARY -- 0.1%
  3,000      Magyar Tavkozlesi Rt                      53,400
                                                 ------------
   INDIA -- 0.5%
  1,300      Dr. Reddy's Laboratories Ltd.,
               ADR                                     25,129
  1,600      HDFC Bank Ltd., ADR+                      21,923
  4,450      ICICI Bank Ltd., ADR                      28,925
  1,900      Infosys Technologies Ltd., ADR           132,145
  4,600      Mahanagar Telephone Nigam Ltd.,
               ADR+                                    18,198
  2,300      Satyam Computer Services Ltd.,
               ADR                                     29,555
  2,100      Videsh Sanchar Nigam Ltd., ADR             8,610
  3,400      Wipro Ltd., ADR                          113,900
                                                 ------------
                                                      378,385
                                                 ------------

SHARES                                                  VALUE
-------------------------------------------------------------
   INDONESIA -- 0.1%
  1,683      PT Indosat, ADR                     $     18,092
  7,340      PT Telekomunikasi Indonesia, ADR          62,317
  7,150      PT Toba Pulp Lestari Tbk, ADR+                 7
  1,100      PT Tri Polyta Indonesia, ADR+                  0
                                                 ------------
                                                       80,416
                                                 ------------
   IRELAND -- 0.7%
  6,500      Allied Irish Banks, ADR                  174,720
    500      Anglo Irish Bank Corporation
               Plc, ADR                                35,458
  3,700      Bank of Ireland, ADR                     151,108
  7,600      CRH, ADR                                  92,720
  5,300      Elan Corporation Plc, ADR+                13,038
    200      ICON Plc, ADR+                             5,382
  2,200      Ryanair Holdings Plc, ADR+                86,152
  1,000      Skillsoft Pub Ltd. Co., ADR+               2,750
  1,300      Waterford Wedgwood Plc, ADR                6,240
                                                 ------------
                                                      567,568
                                                 ------------
   ISLE OF GURNSEY -- 0.0%#
  3,200      Amdocs Ltd.+                              31,424
                                                 ------------
   ISRAEL -- 0.3%
     69      American-Israeli Paper Mills               2,098
    600      Blue Square-Israel Ltd., ADR               4,500
  3,500      Check Point Software
               Technologies Ltd.+                      45,395
    300      Delta-Galil Industries Ltd., ADR           2,940
  1,600      ECI Telecommunications Ltd.+               3,248
    300      ECtel Ltd.+                                2,400
    400      Elbit Medical Imaging Ltd.+                1,800
    600      Elbit Systems Ltd.                         9,642
    400      Elron Electronic Industries
               Ltd.+                                    2,300
    400      Given Imaging Ltd.+                        3,704
  1,300      Koor Industries Ltd., ADR+                 2,730
    400      M-Systems Flash Disk Pioneers
               Ltd., ADR+                               2,924
    300      Matav-Cable Systems Media Ltd.,
               ADR+                                     3,207
    200      NICE-Systems Ltd., ADR+                    1,614
    500      Orbotech Ltd.+                             6,879
  2,600      Partner Communications Company
               Ltd., ADR+                               9,230
    500      Precise Software Solutions Ltd.+           8,255
    300      RADWARE Ltd.+                              2,424
    500      Taro Pharmaceutical Industries
               Ltd.                                    18,800
  3,700      Teva Pharmaceutical, ADR                 142,857
                                                 ------------
                                                      276,947
                                                 ------------
   ITALY -- 3.0%
  1,472      Benetton Group SpA, ADR                   26,349
    700      De Rigo SpA, ADR                           2,940
    300      Ducati Motor Holding SpA, ADR+             5,610
 17,600      Enel SpA, ADR                            451,440
 11,600      Ente Nazionale Idrocarburi SpA           910,484
  6,515      Fiat SpA, ADR                             51,794
  6,500      Fiat SpA, ADR, PRF                        35,750
  6,600      Luxottica Group, ADR                      90,090

                       See Notes to Financial Statements.

MUNDER INTERNATIONAL EQUITY FUND
      Portfolio of Investments, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

SHARES                                                  VALUE
-------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   ITALY (CONTINUED)
    900      Natuzzi SpA, ADR                    $      9,144
 10,486      San Paolo-IMI SpA, ADR                   134,745
  7,600      Telecom Italia SpA, ADR                  577,448
  3,000      Telecom Italia SpA, ADR, SAV             147,000
                                                 ------------
                                                    2,442,794
                                                 ------------
   JAPAN -- 16.0%
  6,000      Advantest Corporation, ADR                64,380
 11,100      All Nippon Airways Company Ltd.,
               ADR+                                    40,969
  1,500      Alps Electric Company Ltd., ADR           33,117
 20,000      ANRITSU Corporation                       76,457
    440      Arisawa Manufacturing Company
               Ltd., ADR                                8,213
  2,800      Bandai Company Ltd., ADR                  24,126
  1,000      Bellsystem24, Inc.                       195,099
    750      Belluna Co., Ltd., ADR                    13,051
 12,700      Canon, Inc., ADR                         467,995
  4,000      Cats, Inc.                                25,429
  1,200      CSK Corporation, ADR                      25,140
  1,500      Daiei, Inc., ADR+                          3,285
  2,350      Denso Corporation, ADR                   154,224
  4,450      Eisai Company Ltd., ADR                   99,935
  7,500      Fuji Photo Film Company Ltd.,
               ADR                                    240,525
  6,000      Fuji S Ware Abc                           94,729
105,000      Furukawa Electric Co., Ltd., ADR         220,150
  5,100      Hitachi Ltd., ADR                        189,975
 28,200      Honda Motor Company Ltd., ADR            509,292
    700      Internet Initiative Japan, Inc.,
               ADR+                                     1,666
  6,300      Ito-Yokado Ltd., ADR                     178,605
  5,640      Japan Airlines System
               Corporation, ADR+                       60,121
 46,300      Japan Telecom Company Ltd., ADR          143,576
 82,000      Kanebo Ltd., ADR+                         78,023
  5,250      Kawasaki Heavy Industries Ltd.,
               ADR+                                    16,634
  5,300      Kawasaki Steel Corporation, ADR+          64,310
 14,300      Kirin Brewery Company Ltd., ADR           85,943
  8,300      Kobe Steel Ltd., ADR+                     20,284
  3,650      Komatsu Ltd., ADR                         47,613
  4,100      Kubota Corporation, ADR                   54,325
  2,800      Kyocera Corporation, ADR                 160,020
 14,000      Kyodo Printing Co., Ltd.+                 39,491
  2,200      Makita Corporation, ADR                   15,950
  2,700      Marui Company Ltd., ADR                   52,876
 33,900      Matsushita Electric Industrial
               Company Ltd., ADR                      325,440
  4,700      Millea Holdings, Inc., ADR               165,440
  2,900      MINEBEA Company Ltd., ADR                 20,185
 11,300      Mitsubishi Corporation, ADR              138,072
 83,195      Mitsubishi Tokyo Finance Group,
               Inc., ADR+                             445,093
  1,300      Mitsui & Company Ltd., ADR               118,560
  2,100      Mitsui Sumitomo Insurance
               Company, Ltd., ADR                      96,621
 24,000      NEC Corporation, ADR                      90,240

SHARES                                                  VALUE
-------------------------------------------------------------
   JAPAN (CONTINUED)
  5,000      Nichii Gakkan Company               $    258,505
  1,100      Nidec Corporation, ADR                    67,980
 16,400      Nintendo Company Ltd., ADR               194,340
 46,700      Nippon Telegraph & Telephone
               Corporation, ADR                       824,722
 30,000      Nissan Chemical Industries Ltd.          112,159
 32,750      Nissan Motor Company Ltd., ADR           503,695
140,000      Nissho Iwai Corporation+                  53,048
 28,500      Nomura Holdings, Inc., ADR               320,377
 72,650      NTT DoCoMo, Inc., ADR                  1,340,719
  1,500      OJI Paper Company Ltd., ADR               64,464
  3,800      Olympus Optical Company, ADR              61,930
 34,000      OMC Card, Inc.+                           84,456
  2,480      Orix Corporation, ADR                     79,707
  2,600      Pioneer Corporation, ADR                  47,840
  1,300      Q.P. Corporation, ADR                     20,595
  2,100      Ricoh Company Ltd., ADR                  172,272
  7,000      Sanix, Inc.+                              53,814
  5,400      Sanyo Electric Corporation, ADR           68,040
 28,000      Sega Corp.+                              275,850
 10,100      Sega Corp., ADR+                          24,895
 10,300      Sekisui House Ltd., ADR                   72,909
  6,100      Shiseido Ltd., ADR                        79,315
 19,000      Skylark Co., Ltd.+                       251,819
 13,400      Sony Corporation, ADR                    553,554
  5,500      Sumitomo Metal Industries, ADR            19,929
 82,700      Sumitomo Mitsui Banking
               Corporation, ADR                       243,965
 21,100      Sumitomo Trust & Banking Company
               Ltd., ADR                               85,525
 35,000      Takara Holdings, Inc.+                   152,366
  1,900      TDK Corporation, ADR                      74,575
  7,000      TIS Inc.                                 103,267
102,000      Tomen Corporation+                        58,403
  2,000      Toray Industries, Inc., ADR               42,471
 26,170      Toyota Motor Corporation, ADR          1,387,010
  4,000      Trans Cosmos, Inc.                        40,856
  1,900      Trend Micro, Inc., ADR+                   31,350
  4,000      Union Tool Company                       101,381
    500      Wacoal Corporation, ADR                   18,925
 37,000      Yaskawa Electronic Corporation+           82,250
                                                 ------------
                                                   12,934,457
                                                 ------------
   KOREA, REPUBLIC OF -- 1.0%
  4,000      Hanaro Telecom, Inc., ADR+                10,240
  4,794      Kookmin Bank, ADR                        169,468
 18,500      Korea Electric Power
               Corporation, ADR                       157,250
  9,000      KT Corporation, ADR                      193,950
  5,300      Posco, ADR                               131,069
  8,284      SK Telecom Company Ltd., ADR             176,863
                                                 ------------
                                                      838,840
                                                 ------------
   LUXEMBOURG -- 0.1%
    808      Espirito Santo Financial
               Holdings, ADR                           13,526
    400      Quilmes Industrial SA, ADR                 2,492

                       See Notes to Financial Statements.

MUNDER INTERNATIONAL EQUITY FUND
      Portfolio of Investments, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

SHARES                                                  VALUE
-------------------------------------------------------------
   LUXEMBOURG (CONTINUED)
    450      SBS Broadcasting SA+                $      6,534
    950      Stolt-Nielsen SA Plc, ADR                  5,937
  2,137      Tenaris SA, ADR+                          41,070
                                                 ------------
                                                       69,559
                                                 ------------
   MALAYSIA -- 0.1%
 41,900      Amsteel Corporation Berhad, ADR              440
 39,500      Resorts World Berhad, ADR                 97,191
                                                 ------------
                                                       97,631
                                                 ------------
   MEXICO -- 1.1%
  2,900      Altos Hornos de Mexico SA de CV,
               ADR+                                         0
    300      America Movil SA de CV, ADR,
               Series A                                 4,170
  2,600      America Movil SA de CV, ADR,
               Series L                                37,336
 27,100      America Telecom SA de CV+                 31,596
    800      Apasco SA, ADR                            23,968
 26,900      Carso Global Telecom, ADR                 59,640
  4,724      Cemex SA de CV, ADR                      101,613
    500      Coca-Cola Femsa SA, ADR                    8,950
    300      Controladora Comercial Mexican
               SA de CV, ADR                            3,087
  1,100      Fomento Economico Mexicano SA de
               CV, ADR                                 40,062
  1,800      Gruma SA, ADR+                             7,020
    400      Grupo Aeroportuario del Sureste
               SA, ADR                                  4,700
  6,400      Grupo Carso SA, ADR+                      31,315
    400      Grupo Casa Autrey, ADR                     4,228
  1,200      Grupo Continental SA, ADR                 19,495
  1,000      Grupo Elektra SA De CV, ADR+               9,890
  7,000      Grupo Financiero BBVA Bancomer,
               SA de CV+                              105,830
  8,900      Grupo Financiero Inbursa SA de
               CV, ADR+                                36,998
    400      Grupo Imsa SA, ADR                         4,830
    500      Grupo Industrial Maseca SA, ADR            2,475
  1,600      Grupo Televisa SA, ADR+                   44,688
    700      Grupo TMM SA De CV, ADR, Series
               L+                                       3,605
    400      Industries Bachoco SA, ADR                 3,408
  1,800      Kimberly Clark, Inc., ADR                 20,642
  6,100      Telefono de Mexico SA de CV,
               ADR, Class L                           195,078
    300      Telefonos de Mexico SA de CV,
               ADR, Class A                             9,525
  2,700      TV Azteca SA de CV, ADR                   12,933
  6,200      U.S. Commercial Corp SA de CV,
               ADR+                                     5,096
  1,600      Vitro Sociedad Anomina, ADR                3,824
  2,800      Wal-Mart de Mexico SA de CV, ADR          63,685
                                                 ------------
                                                      899,687
                                                 ------------

SHARES                                                  VALUE
-------------------------------------------------------------
   NETHERLAND ANTILLES -- 0.0%#
    500      Velcro Industries NV                $      4,575
                                                 ------------
   NETHERLANDS -- 6.6%
 23,010      ABN AMRO Holding, ADR                    372,302
 20,718      AEGON Insurance, NYR                     265,812
  4,300      Akzo Nobel, ADR                          137,127
    800      ASM International NV+                     10,320
  7,000      ASM Lithography Holdings NV,
               ADR+                                    58,520
  1,927      Buhrmann NV, ADR                           8,382
    400      Chicago Bridge & Iron Company
               NV, NYR                                 12,080
  9,450      CNH Global NV                             35,910
    600      Core Laboratories NV+                      6,810
    600      Crucell NV, ADR+                           2,052
  5,800      DSM, ADR                                  66,005
  4,400      Equant NV, NYR                            17,820
 18,750      Fortis NL, ADR                           327,787
  1,700      Gucci Group, ADR                         155,720
  2,800      Heineken NV, ADR                         109,299
    177      Indigo NV+                                     0
 27,910      ING Groep NV, ADR                        470,004
  2,000      Ispat International NV, NYR+               4,400
  1,500      James Hardie Industries NV, ADR           28,425
    775      KLM Royal Dutch Airlines NV, NYR           7,518
 10,547      Koninklijke Ahold, ADR                   134,263
 18,472      Koninklijke Philips Electronics
               NV, NYR                                326,585
  1,900      New Skies Satellites NV, ADR+              7,885
  1,500      Oce Van Der Griten, ADR                   16,382
  2,100      QIAGEN NV+                                10,899
  5,300      Reed Elsevier NV, ADR                    130,486
 30,200      Royal Dutch Petroleum Company          1,329,404
    800      Royal Nedlloyd Group, ADR                  5,037
 36,119      Royal PTT Nederland                      231,884
 13,000      STMicroelectronics NV, NYR               253,630
  6,983      TPG NV, ADR                              113,753
    700      Trader.com NV, NYR, Class A+               5,432
  8,300      Unilever NV                              512,193
    600      Van der Moolen Holding NV, ADR            12,894
  3,518      VNU -- Verenigde Nederlandse
               Uitgeversbedrijven Verengd
               Bezit, ADR                              91,736
  4,500      Vodafone Libertel NV, ADR+                48,070
  4,100      Wolters Kluwer, ADR                       71,418
                                                 ------------
                                                    5,398,244
                                                 ------------
   NEW ZEALAND -- 0.1%
    600      Sky Network Television Ltd.,
               ADR+                                    10,294
  3,400      Telecommunications of New
               Zealand Ltd., ADR                       65,008
                                                 ------------
                                                       75,302
                                                 ------------
   NORWAY -- 0.8%
    700      Bergesen d.y. ASA, ADR, Class A           13,338
    300      Bergesen d.y. ASA, ADR, Class B            4,850
  3,850      Norsk Hydro AS, ADR                      170,979
    300      Odfjell ASA, ADR                           4,763

                       See Notes to Financial Statements.

MUNDER INTERNATIONAL EQUITY FUND
      Portfolio of Investments, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

SHARES                                                  VALUE
-------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   NORWAY (CONTINUED)
  3,100      Orkla ASA, ADR                      $     52,802
    900      Smedvig ASA, ADR                           4,095
 31,700      Statoil ASA, ADR                         262,159
  8,700      Telenor ASA, ADR                          95,874
  2,600      Tomra Systems ASA, ADR                    16,926
                                                 ------------
                                                      625,786
                                                 ------------
   PANAMA -- 0.0%#
  1,600      Panamerican Beverages, Inc.+              33,248
                                                 ------------
   PERU -- 0.1%
    614      Cementos Lima SA, ADR                      9,781
  1,150      Compania de Minas Buenaventura
               SA, ADR                                 30,348
  1,300      Credicorp Ltd.                            12,220
  1,500      Telefonica del Peru SA, ADR+               2,100
                                                 ------------
                                                       54,449
                                                 ------------
   PHILIPPINES -- 0.0%#
  2,500      Philippine Long Distance
               Telephone Company, ADR+                 12,575
  1,281      San Miguel Corporation, ADR               15,837
                                                 ------------
                                                       28,412
                                                 ------------
   POLAND -- 0.0%#
  3,000      Polski Koncern Naftowy Orlen SA,
               ADR                                     27,600
                                                 ------------
   PORTUGAL -- 0.4%
  6,716      Banco Comercial Portuges SA, ADR          78,913
  4,500      Electricidade de Portugal SA,
               ADR                                     75,600
 18,160      Portugal Telecom SA, ADR                 124,033
  3,600      Vodafone Telecel -- Comunicacoes
               SA, ADR                                 27,954
                                                 ------------
                                                      306,500
                                                 ------------
   RUSSIAN FEDERATION -- 1.3%
    400      Golden Telecom, Inc.+                      5,060
  1,600      Irkutskenergo, ADR                         6,080
  3,100      Lukoil, ADR                              190,467
  3,200      Mining and Metallurgical Company
               Norilsk Nickel, ADR                     64,705
  1,600      Mobile Telesystems, ADR                   59,424
  4,100      Mosenergo, ADR                            12,874
  2,000      Rostelecom, ADR                           14,220
  6,900      Sibneft, ADR                             151,910
 10,300      Surgutneftegaz, ADR                      163,667
  1,300      Surgutneftegaz, ADR, PRF                  30,290
  1,800      Tatneft, ADR                              27,234
  5,900      Unified Energy Systems, ADR               76,051
    900      Vimpel -- Communications, ADR+            28,809
    700      Wimm-Bill-Dann Foods OJSC, ADR+           12,565
  1,600      YUKOS, ADR                               225,487
                                                 ------------
                                                    1,068,843
                                                 ------------

SHARES                                                  VALUE
-------------------------------------------------------------
   SINGAPORE -- 0.8%
  1,600      ASE Test Ltd.+                      $      6,400
  2,300      Chartered Semiconductor
               Manufacturing, ADR+                      9,062
 11,600      City Developments Ltd., ADR               27,821
  1,300      Creative Technology Ltd., ADR              9,204
  1,700      Cycle & Carriage Ltd., ADR                 6,665
  5,553      DBS Group Holdings Ltd., ADR             140,864
  7,500      Flextronics International Ltd.+           61,425
  5,775      Keppel Corporation Ltd., ADR              24,638
  4,400      Neptune Orient Lines Ltd., ADR+            9,335
 25,800      Singapore Telecommunications
               Ltd., ADR                              184,444
  1,400      St Assembly Test Services Ltd.,
               ADR+                                     9,282
 11,400      United Overseas Bank Ltd., ADR           155,110
  2,250      United Overseas Land Ltd., ADR             8,354
                                                 ------------
                                                      652,604
                                                 ------------
   SOUTH AFRICA -- 0.7%
  3,250      AngloGold Ltd., ADR                      111,345
  1,100      Avgold Ltd., ADR+                         13,847
  2,300      Bidvest Group Ltd., ADR                   24,125
  2,500      Harmony Gold Mining Company
               Ltd., ADR                               42,025
  3,097      Imperial Holdings Ltd., ADR               19,852
  6,450      Iscor Ltd., ADR                           15,973
  2,400      Johnnic Holdings Ltd., ADR                12,729
  4,300      Kumba Resources Ltd., ADR                 16,312
  4,000      Liberty Group Ltd., ADR                   25,476
 15,050      MTN Group Ltd.+                           21,487
  2,200      Nedcor Ltd., ADR                          56,971
  3,300      Sappi Ltd., ADR                           43,626
  9,700      Sasol Ltd., ADR                          120,280
  7,000      Venfin Ltd., ADR+                         14,366
                                                 ------------
                                                      538,414
                                                 ------------
   SPAIN -- 2.6%
  1,100      Alpargatas S.A.I.C., ADR+                      0
 46,333      Banco Bilbao Vizcaya Argentaria
               SA, ADR                                449,894
 69,060      Banco Santander Central Hispano
               SA, ADR                                486,873
  1,300      Bankinter SA, ADR                         32,207
 13,700      Corporacion Mapfre SA, ADR                22,226
 15,300      Endesa SA, ADR                           172,890
  1,000      NH Hoteles SA, ADR+                       17,188
 17,650      Repsol, ADR                              230,862
 23,425      Telefonica de Espana SA                  622,402
  4,600      Telefonica Moviles SA, ADR+               30,176
  3,200      Telepizza SA, ADR+                         2,518
  8,800      Terra Networks SA, ADR+                   36,256
                                                 ------------
                                                    2,103,492
                                                 ------------
   SWEDEN -- 1.2%
  2,066      Atlas Copco AB, ADR, Class A              40,308
  1,200      Atlas Copco AB, ADR, Class B              21,278
  1,600      Autoliv, Inc.                             33,488

                       See Notes to Financial Statements.

MUNDER INTERNATIONAL EQUITY FUND
      Portfolio of Investments, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

SHARES                                                  VALUE
-------------------------------------------------------------
   SWEDEN (CONTINUED)
    150      Biacore International AB, ADR+      $      3,360
  2,400      Electrolux AB, ADR                        75,984
  7,600      Forenings Sparbanken AB, ADR              89,839
    800      Industriforvaltnings AB
               Kinnevik, ADR                            7,988
    249      Industriforvaltnings AB
               Kinnevik, ADR, Class B                   2,372
    800      Modern Times Group MTG AB, ADR+            6,544
  3,750      Sandvik AB, ADR                           83,708
  1,400      Scania AB, ADR, Class A                   24,850
  1,400      Scania AB, ADR, Class B                   25,200
  1,200      SKF AB, ADR                               30,492
  2,800      Svenska Cellulosa AB, ADR                 94,476
    600      Swedish Match Company, ADR                46,362
    500      Tele2 AB, ADR, Class A+                   12,969
  2,000      Tele2 AB, ADR, Class B+                   52,950
 22,215      Telefonaktiebolaget LM Ericsson,
               ADR+                                   149,729
  5,094      TeliaSonera AB, ADR+                      91,700
  4,400      Volvo AB, ADR                             72,820
                                                 ------------
                                                      966,417
                                                 ------------
   SWITZERLAND -- 7.5%
 16,100      ABB Ltd., ADR+                            46,207
 10,800      Adecco SA, ADR                           103,032
  1,150      Alcon, Inc.+                              45,367
  1,700      Centerpulse Ltd, ADR                      29,461
  2,200      Ciba Specialty Chemicals AG, ADR          76,120
  7,300      Compagnie Financiere Richemont
               AG, ADR                                136,213
  1,300      Converium Holding AG, ADR+                31,330
 17,200      Credit Suisse Group, ADR+                373,185
  4,000      Holcim Ltd., ADR                          72,612
    800      Logitech International SA, ADR+           24,408
    700      Mettler Toledo International,
               Inc.+                                   22,442
 23,400      Nestle, ADR                            1,239,648
 40,932      Novartis, ADR                          1,503,432
  9,800      Roche Holdings Ltd., ADR                 682,893
  6,700      Serono SA, ADR                            90,852
  4,800      Swiss Re, ADR                            314,865
  9,600      Swisscom AG, ADR                         273,696
  8,194      Syngenta AG, ADR                          94,395
 17,190      UBS AG+                                  827,183
 12,624      Zurich Financial Services AG,
               ADR                                    117,777
                                                 ------------
                                                    6,105,118
                                                 ------------
   TAIWAN -- 0.7%
  9,389      Advanced Semiconductor
               Engineering, Inc., ADR                  27,416
  5,800      Au Optronics Corporation, ADR+            33,408
  5,558      Macronix International Co.,
               Ltd., ADR                               17,841

SHARES                                                  VALUE
-------------------------------------------------------------
   TAIWAN (CONTINUED)
  5,696      Siliconware Precision Industries
               Company, ADR                      $     13,785
 42,164      Taiwan Semiconductor
               Manufacturing Company, ADR             297,256
 44,831      United Microelectronics
               Corporation, ADR                       150,632
                                                 ------------
                                                      540,338
                                                 ------------
   THAILAND -- 0.1%
 42,500      Advanced Information Services
               PCL, ADR                                35,253
 16,500      Charoen Pokphand Foods PCL, ADR            8,270
 10,640      Shin Corporations PCL, ADR+                9,974
                                                 ------------
                                                       53,497
                                                 ------------
   TURKEY -- 0.1%
  3,850      Anadolu Efes Biracilik Ve Malt
               Sanayii+                                10,785
  2,879      Turkcell Iletisim Hizmetleri AS,
               ADR+                                    44,624
                                                 ------------
                                                       55,409
                                                 ------------
   UNITED KINGDOM -- 27.0%
 10,600      Abbey National Plc, ADR                  176,792
    200      Acambis Plc, ADR+                          8,786
  4,125      Allied Domecq Plc, ADR                   105,456
243,900      AMEC Plc+                                562,338
  2,000      Amersham Plc, ADR                         88,800
  5,700      Amvescap Plc, ADR                         71,820
  5,100      ARM Holdings Plc, ADR+                    12,903
 25,036      Astra Zeneca Group Plc, ADR              878,513
    420      Autonomy Corporation Plc, ADR+             5,754
 15,400      BAA Plc, ADR                             124,954
 11,000      BAE Systems Plc, ADR                      87,836
 23,800      Barclays Plc, ADR                        587,860
    400      Bespak Plc, ADR                            1,884
 10,192      BG Group Plc, ADR                        216,580
 17,886      BHP Billiton Plc, ADR                    191,051
  3,600      BOC Group Plc, ADR                       100,800
  2,400      Bookham Technology Plc, ADR+               2,400
115,900      Bovis Homes Group Plc+                   669,682
 53,900      BP Amoco Plc, ADR                      2,191,035
  1,800      British Airways Plc, ADR+                 40,248
 15,791      British American Tobacco Plc,
               ADR                                    311,083
  4,650      British Sky Broadcasting Group
               Plc, ADR+                              186,279
 12,600      BT Group Plc, ADR                        394,758
  1,500      Bunzl Plc, ADR                            46,575
 11,468      Cable & Wireless Plc, ADR                 26,720
  7,400      Cadbury Schweppes Plc, ADR               189,514
    600      Cambridge Antibody Technology
               Group Plc, ADR+                          5,669
  1,900      Carlton Communications Plc, ADR           21,090
  2,000      Celltech Group Plc, ADR+                  21,640
  3,350      Coats Viyella Plc, ADR                     7,928
  5,700      COLT Telecom Group Plc, ADR+              15,903
 32,100      Compass Group Plc, ADR                   170,534

                       See Notes to Financial Statements.

MUNDER INTERNATIONAL EQUITY FUND
      Portfolio of Investments, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

SHARES                                                  VALUE
-------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   UNITED KINGDOM (CONTINUED)
  2,400      Cookson Group Plc, ADR              $      3,912
  1,370      Cordiant Communications Group
               Plc, ADR+                                3,768
  4,700      Corus Group Plc, ADR+                     19,599
 11,483      Diageo Plc, ADR                          502,955
  9,390      Dixons Group Plc, ADR                     65,758
  2,000      Eidos Plc, ADR+                            3,900
  5,925      EMI Group Plc, ADR                        26,517
  1,650      Enodis Plc, ADR+                           5,115
 17,100      Eurotunnel Plc, ADR+                      21,532
    812      Galen Holdings Plc, ADR                   26,219
  2,400      Gallaher Group Plc, ADR                   94,080
 10,600      Gkn Plc, ADR                              34,258
 43,636      GlaxoSmithKline Plc, ADR               1,634,605
 14,600      GUS Plc, ADR                             135,621
  2,125      Hanson Trust Plc, ADR                     47,133
 18,200      HBOS Plc, ADR                            575,746
 11,400      Hilton Group Plc, ADR                     61,298
 27,300      HSBC Holdings Plc                      1,500,954
  4,500      Imperial Chemical Industries
               Plc, ADR                                64,755
  5,525      Imperial Tobacco Group Plc, ADR          187,677
  1,580      International Power Plc, ADR+             24,016
112,638      Interserve Plc+                          306,563
 25,380      Invensys Plc, ADR                         43,105
  7,000      J Sainsbury Plc, ADR                     125,652
    700      J.D. Wetherspoon Plc, ADR                  9,382
140,376      Jarvis Plc                               626,857
  1,800      Johnson Matthey Plc, ADR                  46,365
  1,400      Kidde Plc, ADR                            15,946
 18,909      Kingfisher Plc, ADR                      129,527
 16,300      Legal & General Group Plc, ADR           125,958
 20,100      Lloyds TSB Group Plc, ADR                577,282
  1,986      Lonmin Plc, ADR                           27,688
  5,780      Marks & Spencer Group Plc, ADR           175,867
    400      MERANT Plc, ADR+                           2,468
 12,600      mmO2 Plc+                                 90,090
  5,370      National Grid Group Plc, ADR             197,562
    900      NDS Group Plc, ADR+                        6,840
  6,200      Novar Plc, ADR                            10,830
    900      Oxford GlycoSciences Plc, ADR+             2,178
  2,550      P & O Princess Cruises Plc, ADR           70,737
 11,500      Pearson Plc, ADR                         106,361
  5,100      Peninsular & Oriental Steam Plc,
               ADR                                     27,012
  2,650      Premier Farnell Plc, ADR                  14,973
  2,200      Premier Oil Plc, ADR+                     10,271
 14,628      Prudential Plc, ADR                      206,764
  1,000      Railtrack Group Plc, ADR                  40,801
  4,300      Rank Group Plc, ADR                       35,049
  4,600      Reed Elsevier Plc, ADR                   161,138
  5,700      Rentokil Initial Plc, ADR                100,940
  3,453      Reuters Group Plc, ADR                    59,392
  1,422      Rexam Plc, ADR                            47,815
  3,900      Rio Tinto Plc, ADR                       310,167

SHARES                                                  VALUE
-------------------------------------------------------------
   UNITED KINGDOM (CONTINUED)
  4,900      Rolls-Royce Plc, ADR                $     42,203
  4,300      Royal & Sun Alliance Insurance
               Group Plc, ADR                          40,893
 14,494      SABMiller Plc, ADR                       102,702
  1,400      Scottish & Southern Energy Plc,
               ADR                                    153,262
  6,700      Scottish Power Plc, ADR                  153,564
 23,500      Shell Transportation & Trading
               Plc, ADR                               914,620
  2,620      Shire Pharmaceuticals Group Plc,
               ADR+                                    49,492
    900      Signet Group Plc, ADR                     29,250
 12,614      Six Continents Plc, ADR                  100,912
  1,000      SkyePharma Plc, ADR+                       6,750
  1,500      Smith & Nephew Plc, ADR                   92,100
489,440      Somerfield Plc+                          673,529
  3,350      Spirent Plc, ADR                           3,283
  1,200      Stolt Offshore SA, ADR+                    1,716
  1,700      Tate & Lyle Plc, ADR                      34,484
    400      Taylor Nelson Sofres Plc, ADR             14,682
 33,800      Tesco Plc, ADR+                          316,693
  2,800      Tomkins Plc, ADR                          34,216
  1,500      Tommy Hilfiger Corporation+               10,425
 47,063      Torex Plc                                241,636
  2,100      Trinity Mirror Plc, ADR                   29,278
 10,553      Unilever Plc, NYR                        403,652
  5,049      United Business Media Plc, ADR            21,458
  4,000      United Utilities Plc, ADR                 81,600
 98,323      Vodafone Group Plc, ADR                1,781,613
    100      Wembley Plc, ADR                           4,524
  1,900      Wolseley Plc, ADR                         79,758
  3,300      WPP Group Plc, ADR                       125,004
                                                 ------------
                                                   21,817,482
                                                 ------------
   UNITED STATES -- 0.0%#
    700      Alderwoods Group, Inc.+                    3,310
    900      deCODE genetics, Inc.+                     1,665
    550      Genesis Microchip, Inc.+                   7,178
    400      InterTAN, Inc.+                            2,860
    730      Magna Entertainment Corporation,
               Class A+                                 4,526
                                                 ------------
                                                       19,539
                                                 ------------
   VENEZUELA -- 0.0%#
  1,000      C.A. La Electricidad de Caracas,
               ADR                                      6,598
  1,242      Compania Anonima Nacional
               Telefonos de Venezuela, ADR             15,649
                                                 ------------
                                                       22,247
                                                 ------------
TOTAL COMMON STOCKS
   (Cost $89,184,041)                              84,128,835
                                                 ------------
INVESTMENT COMPANY SECURITIES -- 0.8%
   (Cost $675,716)
   UNITED STATES -- 0.8%
  6,800      iShares MSCI EAFE Index Fund             673,268
                                                 ------------

                       See Notes to Financial Statements.

MUNDER INTERNATIONAL EQUITY FUND
      Portfolio of Investments, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                                        VALUE
-------------------------------------------------------------
OTHER INVESTMENTS*
   (Cost $17,850,287)                  22.1%       17,850,287
                                      -----      ------------
TOTAL INVESTMENTS
   (Cost $107,710,044)                126.8%      102,652,390
OTHER ASSETS AND LIABILITIES (NET)    (26.8)      (21,715,460)
                                      -----      ------------
NET ASSETS                            100.0%     $ 80,936,930
                                      =====      ============

------------

* As of December 31, 2002, the market value of the securities on loan is $17,120,567. Collateral received for securities loaned of $17,850,287 is invested in 17,850,287 shares of the State Street Navigator Securities Lending Trust-Prime Portfolio.

+ Non-income producing security.

# Amount represents less than 0.1% of net assets.

ABBREVIATIONS:

ADR -- American Depositary Receipt

NYR -- New York Registered Shares

PRF -- Preference Shares

SAV -- Savings Shares

                       See Notes to Financial Statements.

MUNDER INTERNATIONAL EQUITY FUND
      Portfolio of Investments, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

At December 31, 2002, industry diversification of the Munder International Equity Fund was as follows:

                                     % OF
                                  NET ASSETS             VALUE
                                  ----------------------------
COMMON STOCKS:
Banks.........................       13.8%        $ 11,126,582
Oil & Gas.....................       11.7            9,447,686
Diversified Telecommunication
  Services....................        8.2            6,621,934
Pharmaceuticals...............        7.5            6,064,990
Wireless Telecommunication
  Services....................        5.6            4,542,557
Industrial Conglomerates......        4.5            3,648,258
Automobiles...................        4.1            3,341,589
Food Products.................        3.4            2,774,656
Household Durables............        3.4            2,723,652
Electric Utilities............        3.1            2,489,359
Insurance.....................        3.0            2,463,759
Metals & Mining...............        3.0            2,461,083
Diversified Financials........        2.9            2,312,334
Media.........................        2.6            2,120,207
Chemicals.....................        2.1            1,676,253
Construction & Engineering....        1.9            1,507,838
Beverages.....................        1.9            1,512,070
Food & Drug Retailing.........        1.8            1,470,079
Communication Equipment.......        1.5            1,196,188
Semiconductor Equipment &
  Products....................        1.3            1,024,640
Commercial Services &
  Supplies....................        1.2              969,397
Electronic Equipment &
  Instruments.................        1.1              881,108
Hotels, Restaurants &
  Leisure.....................        1.0              830,262
IT Consulting & Services......        1.0              773,182
Machinery.....................        0.8              676,072
Office Electronics............        0.8              656,648
Software......................        0.8              644,146
Tobacco.......................        0.8              639,202
Paper & Forest Products.......        0.7              581,393
Construction Materials........        0.6              520,688
Multi-Utilities & Unregulated
  Power.......................        0.6              520,491
Real Estate...................        0.6              516,788
Health Care Equipment &
  Supplies....................        0.6              468,409
Trading Companies &
  Distributors................        0.6              447,842

                                     % OF
                                  NET ASSETS             VALUE
                                  ----------------------------
Airlines......................        0.5%        $    438,614
Electrical Equipment..........        0.5              377,251
Multiline Retail..............        0.4              326,007
Leisure Equipment &
  Products....................        0.3              279,299
Auto Components...............        0.3              272,143
Road & Rail...................        0.3              247,134
Textiles, Apparel & Luxury
  Goods.......................        0.3              242,686
Containers & Packaging........        0.3              211,594
Computers & Peripherals.......        0.2              189,205
Personal Products.............        0.2              173,116
Transportation
  Infrastructure..............        0.2              170,017
Aerospace & Defense...........        0.2              168,708
Specialty Retail..............        0.2              156,689
Biotechnology.................        0.2              153,133
Gas Utilities.................        0.2              143,999
Marine........................        0.2              142,058
Air Freight & Logistics.......        0.2              134,864
Communications Equipment......        0.2              120,300
Telecommunications Services...        0.1              113,187
Internet Software &
  Services....................        0.1              107,938
Healthcare Products &
  Services....................        0.1               95,305
Energy Equipment & Services...        0.1               91,490
Metals........................        0.1               88,203
Building Products.............        0.0#              28,929
Retail........................        0.0#               3,092
Waste Management..............        0.0#               2,532
                                    -----         ------------
TOTAL COMMON STOCKS...........      103.9           84,128,835
INVESTMENT COMPANY
  SECURITIES..................        0.8              673,268
OTHER INVESTMENTS.............       22.1           17,850,287
                                    -----         ------------
TOTAL INVESTMENTS.............      126.8          102,652,390
OTHER ASSETS AND LIABILITIES
  (NET).......................      (26.8)         (21,715,460)
                                    -----         ------------
NET ASSETS....................      100.0%        $ 80,936,930
                                    =====         ============

------------

# Amount represents less than 0.1% of net assets.

                       See Notes to Financial Statements.

MUNDER INTERNATIONAL GROWTH FUND
      Portfolio of Investments, December 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

SHARES                                                  VALUE
-------------------------------------------------------------
COMMON STOCKS -- 97.5%
   AUSTRALIA -- 1.8%
380,000    AXA Asia Pacific Holdings, Ltd.        $   513,228
                                                  -----------
   BELGIUM -- 2.5%
 30,000    Dexia                                      372,183
 20,000    Fortis                                     349,427
                                                  -----------
                                                      721,610
                                                  -----------
   FINLAND -- 2.7%
 30,500    Nokia AB Oyj                               484,578
 36,500    Sampo Insurance Oyj, A Shares              277,512
                                                  -----------
                                                      762,090
                                                  -----------
   FRANCE -- 13.0%
  7,300    Aventis SA                                 396,555
  9,750    BNP Paribas SA                             397,030
 11,000    Compagnie Generale des
             Etablissements Michelin                  379,063
  8,500    Peugeot SA                                 346,396
 16,300    Suez SA                                    282,731
  4,000    Technip-Coflexip SA                        286,085
 23,675    Thomson Multimedia SA+                     403,703
  4,100    Total Fina SA, Class B                     585,185
  5,650    Vinci SA                                   318,181
 22,300    Vivendi Universal SA                       359,910
                                                  -----------
                                                    3,754,839
                                                  -----------
   GERMANY -- 1.7%
  7,200    E.ON AG                                    290,322
  4,500    Siemens AG                                 191,125
                                                  -----------
                                                      481,447
                                                  -----------
   HONG KONG -- 1.7%
 76,000    Cheung Kong (Holdings), Ltd.               494,579
                                                  -----------
   IRELAND -- 2.8%
 55,000    Anglo Irish Bank Corporation PLC           391,060
 40,000    DCC PLC                                    411,090
                                                  -----------
                                                      802,150
                                                  -----------
   ITALY -- 4.6%
 31,000    ENI SpA                                    492,522
 62,000    Telecom Italia SpA                         470,090
 92,500    Unicredito Italiano SpA                    369,588
                                                  -----------
                                                    1,332,200
                                                  -----------
   JAPAN -- 13.7%
  3,000    Belluna Co. Ltd.                           104,328
  8,000    Bridgestone Corporation                     99,023
 40,000    Citizen Watch Co., Ltd.                    178,174
 10,000    Credit Saison Co., Ltd.                    170,512
 55,000    Daiwa Securities Group, Inc.               244,064
     25    Dentsu, Inc.                                76,204
     50    Goodwill Group, Inc.                       157,881
  4,000    Honda Motor Co., Ltd.                      147,861
 30,000    JGC Corporation                            167,733
     80    KDDI Corporation                           259,347
  9,900    Kintetsu World Express, Inc.               103,452
  3,000    Kyocera Corporation                        174,554

SHARES                                                  VALUE
-------------------------------------------------------------
   JAPAN (CONTINUED)
  4,000    Leopalace21 Corporation+               $    17,784
188,000    Mitsui Engineering & Shipbuilding
             Co., Ltd.+                               136,140
 25,000    Mitsui Sumitomo Insurance Co., Ltd.        114,938
 20,000    Nippon Meat Packers, Inc.                  199,562
 30,000    Nissan Motor Co., Ltd.                     233,917
  5,000    Nitto Denko Corporation                    142,304
    120    NTT DoCoMo, Inc.                           221,287
     45    Pasona, Inc.                                82,982
     80    Photonics Corporation                       50,724
 11,800    Point, Inc.+                               183,816
  6,000    Shin-Etsu Chemical Co., Ltd.               196,531
 10,000    The Tokyo Electric Power Co., Inc.         189,879
 10,000    Tostem Inax Holding Corporation            151,566
 10,000    Yamato Transport Co., Ltd                  130,515
                                                  -----------
                                                    3,935,078
                                                  -----------
   KOREA, REPUBLIC OF -- 1.0%
  8,198    Kookmin Bank                               290,305
                                                  -----------
   LUXEMBOURG -- 1.7%
 40,000    Arcelor+                                   491,630
                                                  -----------
   NETHERLANDS -- 4.0%
 27,000    Aegon NV                                   347,141
 18,000    Royal Dutch Petroleum Co.                  791,873
                                                  -----------
                                                    1,139,014
                                                  -----------
   RUSSIAN FEDERATION -- 1.6%
 18,400    RAO Unified Energy System of
             Russia, GDR                              236,440
 14,500    Surgutneftegaz, ADR                        230,405
                                                  -----------
                                                      466,845
                                                  -----------
   SINGAPORE -- 2.8%
  2,657    Haw Par Corporation, Ltd.                    4,994
 65,000    United Overseas Bank Ltd.                  442,164
 44,000    Venture Manufacturing, Ltd.                352,579
                                                  -----------
                                                      799,737
                                                  -----------
   SPAIN -- 1.6%
      1    Banco Bilbao Vizcaya Argentaria SA              10
 52,625    Telefonica SA+                             470,752
                                                  -----------
                                                      470,762
                                                  -----------
   SWEDEN -- 2.7%
 15,000    SKF AB, B Shares                           389,924
 50,000    Swedish Match, Class B                     393,950
                                                  -----------
                                                      783,874
                                                  -----------
   SWITZERLAND -- 12.6%
 21,000    Credit Suisse Group+                       455,499
 11,200    Logitech International SA+                 334,032
  3,200    Nestle SA                                  677,897
 17,000    Novartis AG                                620,093
 10,100    Roche Holding AG                           703,590
  5,600    Syngenta AG                                324,112
 10,600    UBS AG-Registered+                         515,017
                                                  -----------
                                                    3,630,240
                                                  -----------

                       See Notes to Financial Statements.

MUNDER INTERNATIONAL GROWTH FUND
      Portfolio of Investments, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

SHARES                                                  VALUE
-------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   UNITED KINGDOM -- 25.0%
 43,000    Barclays PLC                           $   266,453
 85,500    BP Amoco PLC                               587,604
 43,300    British Sky Broadcasting Group PLC+        445,328
 19,500    Cobham PLC                                 316,991
 79,000    Compass Group PLC                          419,597
 21,650    Exel PLC                                   239,738
 42,800    GlaxoSmithKline PLC                        821,128
 28,891    HBOS PLC                                   304,575
134,890    Legal & General Group PLC                  208,421
 58,500    Lloyds TSB Group PLC                       419,935
 38,000    P & O Princess Cruises PLC                 263,604
 44,500    Prudential PLC                             314,424
 22,500    Royal Bank of Scotland Group PLC           538,860
131,600    Serco Group PLC                            324,345
 35,000    Standard Chartered PLC                     397,707
 68,400    Unilever PLC                               650,631
365,000    Vodafone Group PLC                         665,307
                                                  -----------
                                                    7,184,648
                                                  -----------
TOTAL COMMON STOCKS
   (Cost $30,944,602)                              28,054,276
                                                  -----------

SHARES                                                  VALUE
-------------------------------------------------------------
PREFERRED STOCKS -- 0.6%
   (Cost $69,216)
   GERMANY -- 0.6%
    410    Porsche AG                             $   170,267
                                                  -----------
INVESTMENT COMPANY SECURITIES -- 1.0%
   (Cost $700,000)
   BRITISH VIRGIN ISLANDS -- 1.0%
 70,000    Korea Investment Opportunities
             Limited*                                 297,500
                                                  -----------

TOTAL INVESTMENTS
   (Cost $31,713,818)                   99.1%      28,522,043
OTHER ASSETS AND LIABILITIES (NET)       0.9          264,969
                                       -----      -----------
NET ASSETS                             100.0%     $28,787,012
                                       =====      ===========

------------

+ Non-income producing security.

* Affiliated security.

ABBREVIATIONS:

ADR -- American Depositary Receipt

GDR -- Global Depositary Receipt

                       See Notes to Financial Statements.

MUNDER INTERNATIONAL GROWTH FUND
      Portfolio of Investments, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

At December 31, 2002, industry diversification of the Munder International Growth Fund was as follows:

                                      % OF
                                   NET ASSETS            VALUE
                                   ---------------------------
COMMON STOCKS:
Banks..........................       17.9%        $ 5,160,386
Oil & Gas......................        9.3           2,687,589
Pharmaceuticals................        8.8           2,541,366
Insurance......................        6.2           1,775,663
Food Products..................        5.3           1,528,090
Wireless Telecommunication
  Services.....................        4.0           1,145,940
Diversified Telecommunication
  Services.....................        3.3             940,842
Media..........................        3.1             881,442
Diversified Financials.........        2.6             764,002
Automobiles....................        2.5             728,174
Electric Utilities.............        2.5             716,641
Electronic Equipment &
  Instruments..................        2.4             705,307
Hotels, Restaurants &
  Leisure......................        2.4             683,201
Building Products..............        2.2             637,480
Industrial Conglomerates.......        2.1             607,210
Commercial Services &
  Supplies.....................        2.0             565,209
Machinery......................        1.8             526,064
Chemicals......................        1.8             520,643
Real Estate....................        1.8             512,363
Metals & Mining................        1.7             491,630
Communication Equipment........        1.7             484,578

                                      % OF
                                   NET ASSETS            VALUE
                                   ---------------------------
Auto Components................        1.7%        $   478,086
Air Freight & Logistics........        1.6             473,705
Household Durables.............        1.4             403,703
Tobacco........................        1.4             393,950
Computers & Peripherals........        1.2             334,032
Aerospace & Defense............        1.1             316,991
Energy Equipment & Services....        1.0             286,085
Multi-Utilities & Unregulated
  Power........................        1.0             282,732
Retail.........................        0.6             183,816
Electrical Equipment...........        0.5             142,304
Internet & Catalog Retail......        0.4             104,328
Semiconductor Equipment &
  Products.....................        0.2              50,724
                                     -----         -----------
TOTAL COMMON STOCKS............       97.5          28,054,276
PREFERRED STOCKS:..............
Automobiles....................        0.6             170,267
INVESTMENT COMPANY
  SECURITIES...................        1.0             297,500
                                     -----         -----------
TOTAL INVESTMENTS..............       99.1          28,522,043
OTHER ASSETS AND LIABILITIES
  (NET)........................        0.9             264,969
                                     -----         -----------
NET ASSETS.....................      100.0%        $28,787,012
                                     =====         ===========

                       See Notes to Financial Statements.

MUNDER LARGE-CAP GROWTH FUND
      Portfolio of Investments, December 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

SHARES                                                  VALUE
-------------------------------------------------------------
COMMON STOCKS -- 98.7%
   AEROSPACE & DEFENSE -- 3.9%
   4,950      General Dynamics Corporation        $   392,881
   7,950      L-3 Communications Holding,
                Inc.+                                 357,035
                                                  -----------
                                                      749,916
                                                  -----------
   BANKS -- 1.0%
   5,700      North Fork Bancorporation, Inc.         192,318
                                                  -----------
   BEVERAGES -- 6.9%
  11,250      Anheuser-Busch Companies, Inc.          544,500
  18,497      PepsiCo, Inc.                           780,943
                                                  -----------
                                                    1,325,443
                                                  -----------
   BIOTECHNOLOGY -- 3.6%
   5,515      Amgen, Inc.+                            266,595
   8,800      Enzon Pharmaceuticals, Inc.+            147,136
   9,870      MedImmune, Inc.+                        268,168
                                                  -----------
                                                      681,899
                                                  -----------
   COMMERCIAL SERVICES & SUPPLIES -- 1.6%
   4,400      Corporate Executive Board
                Company+                              140,448
   4,950      Stericycle, Inc.+                       160,276
                                                  -----------
                                                      300,724
                                                  -----------
   COMMUNICATIONS EQUIPMENT -- 4.3%
  40,755      Cisco Systems, Inc.+                    533,890
  14,050      UTStarcom, Inc.+                        278,612
                                                  -----------
                                                      812,502
                                                  -----------
   COMPUTERS & PERIPHERALS -- 3.9%
   6,900      Dell Computer Corporation+              184,506
   3,075      International Business Machines
                Corporation                           238,312
   5,450      Lexmark International, Inc.,
                Class A+                              329,725
                                                  -----------
                                                      752,543
                                                  -----------
   DIVERSIFIED FINANCIALS -- 4.2%
   4,671      Citigroup, Inc.                         164,372
   8,930      Federal Home Loan Mortgage
                Corporation                           527,316
   1,850      Federal National Mortgage
                Association                           119,011
                                                  -----------
                                                      810,699
                                                  -----------
   ELECTRICAL EQUIPMENT -- 0.5%
   6,150      American Power Conversion
                Corporation+                           93,173
                                                  -----------
   ENERGY EQUIPMENT & SERVICES -- 1.2%
   3,150      ENSCO International, Inc.                92,768
   4,075      Noble Corporation+                      143,236
                                                  -----------
                                                      236,004
                                                  -----------
   FOOD & DRUG RETAILING -- 1.7%
   5,270      SYSCO Corporation                       156,993
   5,650      Walgreen Company                        164,924
                                                  -----------
                                                      321,917
                                                  -----------

SHARES                                                  VALUE
-------------------------------------------------------------
   FOOD PRODUCTS -- 1.1%
  10,850      Smithfield Foods, Inc.+             $   215,264
                                                  -----------
   HEALTH CARE EQUIPMENT & SUPPLIES -- 1.8%
   5,400      Baxter International, Inc.              151,200
   6,650      Biomet, Inc.                            190,589
                                                  -----------
                                                      341,789
                                                  -----------
   HEALTH CARE PROVIDERS & SERVICES -- 9.8%
  14,825      AdvancePCS+                             329,263
   2,900      AmerisourceBergen Corporation           157,499
   4,920      Cardinal Health, Inc.                   291,215
   8,225      Community Health Care+                  169,353
   5,050      Express Scripts, Inc.+                  242,602
  21,150      Health Management Associates,
                Inc.                                  378,585
   5,050      Universal Health Services, Inc.,
                Class B+                              227,755
   2,850      Wellchoice, Inc.+                        68,257
                                                  -----------
                                                    1,864,529
                                                  -----------
   HOTELS, RESTAURANTS & LEISURE -- 2.0%
  14,350      Ruby Tuesday, Inc.                      248,112
   4,900      Wendy's International, Inc.             132,643
                                                  -----------
                                                      380,755
                                                  -----------
   INDUSTRIAL CONGLOMERATES -- 5.1%
  39,920      General Electric Company                972,052
                                                  -----------
   INSURANCE -- 4.3%
   1,700      Ambac Financial Group, Inc.              95,608
  10,865      American International Group,
                Inc.                                  628,540
   2,300      MBIA, Inc.                              100,878
                                                  -----------
                                                      825,026
                                                  -----------
   INTERNET SOFTWARE & SERVICES -- 1.4%
   1,850      Expedia, Inc.+                          123,821
   5,100      Overture Services, Inc.+                139,281
                                                  -----------
                                                      263,102
                                                  -----------
   IT CONSULTING & SERVICES -- 1.3%
   4,700      Affiliated Computer Services,
                Inc., Class A+                        247,455
                                                  -----------
   MEDIA -- 1.0%
   1,950      Clear Channel Communications,
                Inc.+                                  72,716
   1,700      Omnicom Group, Inc.                     109,820
                                                  -----------
                                                      182,536
                                                  -----------
   MULTILINE RETAIL -- 7.3%
  15,150      Big Lots, Inc.+                         200,435
  13,000      Family Dollar Stores, Inc.              405,730
  15,750      Wal-Mart Stores, Inc.                   795,532
                                                  -----------
                                                    1,401,697
                                                  -----------
   PERSONAL PRODUCTS -- 1.4%
   5,500      Alberto-Culver Company, Class A         267,245
                                                  -----------
   PHARMACEUTICALS -- 12.6%
   3,100      Biovail Corporation+                     81,871
  13,925      Johnson & Johnson                       747,912

                       See Notes to Financial Statements.

MUNDER LARGE-CAP GROWTH FUND
      Portfolio of Investments, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

SHARES                                                  VALUE
-------------------------------------------------------------
   PHARMACEUTICALS (CONTINUED)
  13,100      King Pharmaceuticals, Inc.+         $   225,189
  36,075      Pfizer, Inc.                          1,102,812
   6,450      Wyeth                                   241,230
                                                  -----------
                                                    2,399,014
                                                  -----------
   SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 5.5%
  16,200      Altera Corporation+                     199,746
  34,860      Intel Corporation                       542,770
   2,850      Marvell Technology Group Ltd.+           53,751
   2,950      Micron Technology, Inc.+                 28,733
  14,475      Texas Instruments, Inc.                 217,270
                                                  -----------
                                                    1,042,270
                                                  -----------
   SOFTWARE -- 7.0%
   5,700      Mercury Interactive Corporation+        169,005
  19,795      Microsoft Corporation+                1,023,401
  13,650      Quest Software, Inc.+                   140,732
                                                  -----------
                                                    1,333,138
                                                  -----------
   SPECIALTY RETAIL -- 4.3%
   2,350      AutoZone, Inc.+                         166,028
  14,525      Home Depot, Inc.                        348,019
  12,150      O'Reilly Automotive, Inc.+              307,273
                                                  -----------
                                                      821,320
                                                  -----------
TOTAL COMMON STOCKS
   (Cost $21,449,649)                              18,834,330
                                                  -----------
PRINCIPAL
AMOUNT                                                   VALUE
--------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.4%
   (Cost $273,000)
$273,000       Agreement with State Street Bank
                 and Trust Company,
                 1.000% dated 12/31/2002, to be
                 repurchased at $273,015 on
                 01/02/2003, collateralized by
                 $180,000 U.S. Treasury Bond,
                 12.500% maturing 08/15/2014
                 (value $285,523)                  $   273,000
                                                   -----------

TOTAL INVESTMENTS
   (Cost $21,722,649)                  100.1%      19,107,330
OTHER ASSETS AND LIABILITIES (NET)      (0.1)         (16,106)
                                       -----      -----------
NET ASSETS                             100.0%     $19,091,224
                                       =====      ===========

------------

+ Non-income producing security.

                       See Notes to Financial Statements.

MUNDER LARGE-CAP VALUE FUND
      Portfolio of Investments, December 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

SHARES                                               VALUE
----------------------------------------------------------
COMMON STOCKS -- 98.9%
   AEROSPACE & DEFENSE -- 3.3%
  36,100    Honeywell International, Inc.     $    866,400
  56,030    United Technologies Corporation      3,470,498
                                              ------------
                                                 4,336,898
                                              ------------
   AUTO COMPONENTS -- 1.8%
  19,200    Lear Corporation+                      638,976
  31,000    Magna International, Inc., Class
              A                                  1,740,650
                                              ------------
                                                 2,379,626
                                              ------------
   BANKS -- 11.1%
  53,700    Bank of America Corporation          3,735,909
  36,100    Bank One Corporation                 1,319,455
   1,400    FleetBoston Financial
              Corporation                           34,020
 108,970    KeyCorp                              2,739,506
   1,000    PNC Financial Services Group            41,900
  92,100    U.S. Bancorp                         1,954,362
  57,500    Washington Mutual, Inc.              1,985,475
  55,100    Wells Fargo & Company                2,582,537
                                              ------------
                                                14,393,164
                                              ------------
   BEVERAGES -- 2.6%
  52,200    Anheuser-Busch Companies, Inc.       2,526,480
  34,000    Constellation Brands, Inc.,
              Class A+                             806,140
                                              ------------
                                                 3,332,620
                                              ------------
   BUILDING PRODUCTS -- 1.4%
  85,000    Masco Corporation                    1,789,250
                                              ------------
   CHEMICALS -- 3.4%
  16,700    PPG Industries, Inc.                   837,505
  61,450    Praxair, Inc.                        3,549,967
                                              ------------
                                                 4,387,472
                                              ------------
   COMMUNICATIONS EQUIPMENT -- 0.3%
  42,200    Comverse Technology, Inc.+             422,844
                                              ------------
   COMPUTERS & PERIPHERALS -- 3.5%
  82,447    Hewlett-Packard Company              1,431,280
  23,737    International Business Machines
              Corporation                        1,839,617
  20,500    Lexmark International, Inc.+         1,240,250
                                              ------------
                                                 4,511,147
                                              ------------
   DIVERSIFIED FINANCIALS -- 13.8%
 152,846    Citigroup, Inc.                      5,378,651
  34,500    Countrywide Credit Industries,
              Inc.                               1,781,925
  60,500    Federal Home Loan Mortgage
              Corporation                        3,572,525
  25,300    Federal National Mortgage
              Association                        1,627,549
  23,000    Goldman Sachs Group, Inc.            1,566,300
  50,980    J. P. Morgan Chase & Company         1,223,520
  52,940    Lehman Brothers Holdings, Inc.       2,821,172
                                              ------------
                                                17,971,642
                                              ------------
   DIVERSIFIED TELECOMMUNICATION SERVICES -- 7.3%
  54,030    ALLTEL Corporation                   2,755,530
  15,500    AT&T Corporation                       404,705
  30,700    BellSouth Corporation                  794,209

SHARES                                               VALUE
----------------------------------------------------------
   DIVERSIFIED TELECOMMUNICATION SERVICES (CONTINUED)
 116,500    SBC Communications, Inc.          $  3,158,315
  61,358    Verizon Communications, Inc.         2,377,622
                                              ------------
                                                 9,490,381
                                              ------------
   ELECTRIC UTILITIES -- 3.3%
  14,000    Consolidated Edison, Inc.              599,480
  12,300    Dominion Resources, Inc.               675,270
   8,000    DTE Energy Company                     371,200
  38,400    Edison International                   455,040
   9,400    Entergy Corporation                    428,546
   8,300    FPL Group, Inc.                        499,079
  16,000    Progress Energy, Inc.                  693,600
  11,500    TXU Corporation                        214,820
  15,400    Wisconsin Energy Corporation           388,080
                                              ------------
                                                 4,325,115
                                              ------------
   ELECTRICAL EQUIPMENT -- 2.1%
  53,700    Cooper Industries Ltd.               1,957,365
  35,000    Rockwell International
              Corporation                          724,850
                                              ------------
                                                 2,682,215
                                              ------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.1%
  50,000    Celestica, Inc.+                       705,000
  26,900    Tech Data Corporation+                 725,224
                                              ------------
                                                 1,430,224
                                              ------------
   ENERGY EQUIPMENT & SERVICES -- 2.5%
  59,000    ENSCO International, Inc.            1,737,550
  44,700    Noble Corporation+                   1,571,205
                                              ------------
                                                 3,308,755
                                              ------------
   FOOD & DRUG RETAILING -- 0.6%
  32,000    Safeway, Inc.+                         747,520
                                              ------------
   FOOD PRODUCTS -- 1.8%
 100,000    McCormick & Company, Inc.            2,320,000
                                              ------------
   HEALTH CARE PROVIDERS & SERVICES -- 3.1%
  26,360    Anthem, Inc.+                        1,658,044
  54,000    HCA, Inc.                            2,241,000
   6,680    Tenet Healthcare Corporation+          109,552
                                              ------------
                                                 4,008,596
                                              ------------
   HOTELS, RESTAURANTS & LEISURE -- 5.6%
  69,000    Carnival Corporation, Class A        1,721,550
 150,000    Darden Restaurants, Inc.             3,067,500
  61,500    Harrah's Entertainment, Inc.+        2,435,400
                                              ------------
                                                 7,224,450
                                              ------------
   HOUSEHOLD DURABLES -- 1.9%
  50,000    Centex Corporation                   2,510,000
                                              ------------
   HOUSEHOLD PRODUCTS -- 0.9%
  24,050    Kimberly-Clark Corporation           1,141,654
                                              ------------
   INDUSTRIAL CONGLOMERATES -- 0.8%
  63,000    Tyco International Ltd.              1,088,640
                                              ------------
   INSURANCE -- 6.6%
  95,090    ACE Ltd.                             2,789,941
  34,550    Ambac Financial Group, Inc.          1,943,092

                       See Notes to Financial Statements.

MUNDER LARGE-CAP VALUE FUND
      Portfolio of Investments, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

SHARES                                               VALUE
----------------------------------------------------------
   INSURANCE (CONTINUED)
  24,694    American International Group,
              Inc.                            $  1,428,548
  65,300    Radian Group, Inc.                   2,425,895
                                              ------------
                                                 8,587,476
                                              ------------
   IT CONSULTING & SERVICES -- 1.3%
  31,000    Affiliated Computer Services,
              Inc., Class A+                     1,632,150
                                              ------------
   MACHINERY -- 2.0%
  43,100    ITT Industries, Inc.                 2,615,739
                                              ------------
   MEDIA -- 1.5%
  86,471    Comcast Corporation+                 1,977,949
                                              ------------
   METALS & MINING -- 1.3%
  73,000    Alcoa, Inc.                          1,662,940
                                              ------------
   MULTILINE RETAIL -- 1.7%
  35,100    Family Dollar Stores, Inc.           1,095,471
  41,000    Federated Department Stores,
              Inc.+                              1,179,160
                                              ------------
                                                 2,274,631
                                              ------------
   MULTI-UTILITIES & UNREGULATED POWER -- 0.9%
  38,400    Duke Energy Corporation                750,336
  63,972    El Paso Corporation                    445,245
                                              ------------
                                                 1,195,581
                                              ------------
   OIL & GAS -- 7.0%
  29,700    Apache Corporation                   1,692,603
  41,000    ChevronTexaco Corporation            2,725,680
 135,652    Exxon Mobil Corporation              4,739,681
                                              ------------
                                                 9,157,964
                                              ------------
   PHARMACEUTICALS -- 1.4%
  32,000    Merck & Company, Inc.                1,811,520
                                              ------------
   REAL ESTATE -- 2.5%
  21,000    General Growth Properties, Inc.      1,092,000
  40,000    ProLogis                             1,006,000
  31,900    Vornado Realty Trust                 1,186,680
                                              ------------
                                                 3,284,680
                                              ------------

SHARES                                               VALUE
----------------------------------------------------------
   TEXTILES, APPAREL & LUXURY GOODS -- 0.5%
  19,200    V.F. Corporation                  $    692,160
                                              ------------
TOTAL COMMON STOCKS
   (Cost $131,522,389)                         128,695,003
                                              ------------
PREFERRED STOCK -- 0.4%
   (Cost $1,168,790)
   ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.4%
  39,620    Solectron Corporation                  463,554
                                              ------------
PRINCIPAL
AMOUNT
---------
REPURCHASE AGREEMENT -- 0.6%
   (Cost $801,000)
$801,000    Agreement with State Street Bank
              and Trust Company,
              1.000% dated 12/31/2002, to be
              repurchased at $801,045 on
              01/02/2003, collateralized by
              $765,000 U.S. Treasury Bond,
              5.250% maturing 02/15/2029
              (value $818,550)                     801,000
                                              ------------

TOTAL INVESTMENTS
   (Cost $133,492,179)               99.9%      129,959,557
OTHER ASSETS AND LIABILITIES (NET)    0.1           111,152
                                    -----      ------------
NET ASSETS                          100.0%     $130,070,709
                                    =====      ============

------------

+ Non-income producing security.

                       See Notes to Financial Statements.

MUNDER LARGE-CAP VALUE FUND
      Portfolio of Investments, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

At December 31, 2002 country diversification of the Munder Large-Cap Value Fund was as follows:

                                   % OF
                                NET ASSETS             VALUE
                                ----------------------------
COMMON STOCKS:
United States.................     90.0%        $117,120,652
Cayman Islands................      3.4            4,361,146
Bermuda.......................      2.3            3,046,005
Canada........................      1.9            2,445,650
Panama........................      1.3            1,721,550
                                  -----         ------------
TOTAL COMMON STOCKS...........     98.9          128,695,003
PREFERRED STOCK:..............
  United States...............      0.4              463,554
REPURCHASE AGREEMENT..........      0.6              801,000
                                  -----         ------------
TOTAL INVESTMENTS.............     99.9          129,959,557
OTHER ASSETS AND LIABILITIES
  (NET).......................      0.1              111,152
                                  -----         ------------
NET ASSETS....................    100.0%        $130,070,709
                                  =====         ============

                       See Notes to Financial Statements.

MUNDER MICRO-CAP EQUITY FUND
      Portfolio of Investments, December 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

SHARES                                                  VALUE
-------------------------------------------------------------
COMMON STOCKS -- 97.4%
   AIR FREIGHT & LOGISTICS -- 0.1%
   160,000      Velocity Express Corporation+    $    104,000
                                                 ------------
   AUTOMOBILES -- 1.0%
    80,000      Coachmen Industries, Inc.           1,264,000
                                                 ------------
   AUTO COMPONENTS -- 3.7%
   211,500      Noble International, Ltd.           1,649,700
   275,000      Spartan Motors, Inc.                3,129,499
                                                 ------------
                                                    4,779,199
                                                 ------------
   BANKS -- 5.4%
    42,600      Bank of the Ozarks, Inc.              998,544
    50,000      Boston Private Financial
                  Holdings, Inc.                      993,000
    59,500      Macatawa Bank Corporation           1,181,075
    55,800      Mercantile Bank Corporation         1,319,670
    83,250      Prosperity Bancshares, Inc.         1,581,750
    27,800      Wintrust Financial
                  Corporation                         870,696
                                                 ------------
                                                    6,944,735
                                                 ------------
   BIOTECHNOLOGY -- 2.2%
    50,000      BioReliance Corporation+            1,158,500
   101,300      Nabi Biopharmaceutic+                 628,060
    72,750      Neogen Corporation+                 1,066,588
                                                 ------------
                                                    2,853,148
                                                 ------------
   COMMERCIAL SERVICES & SUPPLIES -- 3.0%
   146,000      Metron Technology NV+                 224,840
   137,500      Right Management Consultants,
                  Inc.                              1,821,875
   136,200      Team, Inc.+                         1,055,550
    57,500      TRC Companies, Inc.+                  754,975
                                                 ------------
                                                    3,857,240
                                                 ------------
   COMMUNICATIONS EQUIPMENT -- 1.1%
   175,000      SpectraLink Corporation+            1,256,500
    40,000      Stratos Lightwave, Inc.+              175,960
                                                 ------------
                                                    1,432,460
                                                 ------------
   COMPUTERS & PERIPHERALS -- 1.4%
   155,000      Cray, Inc.+                         1,188,850
   100,800      Qualstar Corporation+                 551,376
                                                 ------------
                                                    1,740,226
                                                 ------------
   CONSTRUCTION & ENGINEERING -- 2.5%
   100,000      Michael Baker Corporation           1,095,000
   160,000      The Keith Companies, Inc.           2,091,200
                                                 ------------
                                                    3,186,200
                                                 ------------
   DISTRIBUTORS -- 0.9%
    80,000      Advanced Marketing Services,
                  Inc.                              1,176,000
                                                 ------------
   DIVERSIFIED FINANCIALS -- 6.0%
   200,300      American Home Mortgage
                  Holdings, Inc.                    2,203,300

SHARES                                                  VALUE
-------------------------------------------------------------
   DIVERSIFIED FINANCIALS (CONTINUED)
    71,300      Federal Agricultural Mortgage
                  Corporation+                   $  2,184,632
   130,000      New Century Financial
                  Corporation                       3,300,700
                                                 ------------
                                                    7,688,632
                                                 ------------
   ELECTRICAL EQUIPMENT -- 3.7%
    76,927      Active Power, Inc.+                   136,930
   690,100      Capstone Turbine Corporation+         621,090
   460,700      Manufacturers' Services Ltd.+       2,552,278
    84,800      Powell Industries, Inc.+            1,448,299
                                                 ------------
                                                    4,758,597
                                                 ------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS -- 6.4%
   121,000      ClearOne Communications,
                  Inc.+                               538,450
   114,800      Craftmade International, Inc.       1,767,920
    89,000      Keithley Instruments, Inc.+         1,112,500
   124,400      OSI Systems, Inc.+                  2,112,312
    40,000      Planar Systems, Inc.+                 825,200
   120,000      TESSCO Technologies, Inc.+          1,110,000
   217,500      TTM Technologies, Inc.+               719,708
                                                 ------------
                                                    8,186,090
                                                 ------------
   ENERGY EQUIPMENT & SERVICES -- 5.1%
   124,500      Enerflex Systems Ltd.               1,182,186
   203,200      NATCO Group, Inc., Class A+         1,276,096
   147,600      Pason Systems, Inc.+                1,116,554
   151,600      Tesco Corporation+                  1,790,396
   133,800      Willbros Group, Inc.+               1,099,836
                                                 ------------
                                                    6,465,068
                                                 ------------
   FOOD PRODUCTS -- 1.0%
    80,000      Horizon Organic Holding
                  Corporation+                      1,295,200
                                                 ------------
   HEALTH CARE EQUIPMENT & SUPPLIES -- 3.9%
   134,500      LifePoint, Inc.+                      209,820
    93,300      Merit Medical Systems, Inc.         1,858,536
   407,300      OrthoLogic Corporation+             1,470,353
    45,000      PolyMedica Corporation+, ++         1,387,800
                                                 ------------
                                                    4,926,509
                                                 ------------
   HEALTH CARE PROVIDERS & SERVICES -- 9.3%
   359,500      Air Methods Corporation+            2,049,510
   189,500      Bio-Reference Laboratories,
                  Inc.+                             1,169,215
   110,000      Cantel Medical Corporation          1,392,600
   108,500      Horizon Health Corporation+         1,904,175
    40,000      IMPAC Medical Systems, Inc.+          740,800
    28,000      Lifeline Systems, Inc.+               628,040
    60,105      National Home Health Care
                  Corporation                         600,990
    32,300      Odyssey Healthcare, Inc.+           1,120,810
   151,100      Omnicell, Inc.+                       400,415
   167,500      U.S. Physical Therapy, Inc.+        1,867,625
                                                 ------------
                                                   11,874,180
                                                 ------------

                       See Notes to Financial Statements.

MUNDER MICRO-CAP EQUITY FUND
      Portfolio of Investments, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

SHARES                                                  VALUE
-------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   HOTELS, RESTAURANTS & LEISURE -- 1.6%
   127,100      Champps Entertainment, Inc.+     $  1,208,721
    40,000      Shuffle Master, Inc.+                 764,400
                                                 ------------
                                                    1,973,121
                                                 ------------
   HOUSEHOLD DURABLES -- 1.6%
   140,000      Dominion Homes, Inc.+               1,995,000
                                                 ------------
   INSURANCE -- 3.0%
    60,000      Hub International Limited             769,800
   387,600      Meadowbrook Insurance Group,
                  Inc.+                               961,248
   120,000      Scottish Annuity & Life
                  Holdings Ltd.                     2,094,000
                                                 ------------
                                                    3,825,048
                                                 ------------
   INTERNET SOFTWARE & SERVICES -- 2.2%
    55,800      Fidelity National Information
                  Solutions, Inc.+                    962,550
   151,200      webMethods, Inc.+, ++               1,242,864
    30,000      Websense, Inc.+, ++                   640,830
                                                 ------------
                                                    2,846,244
                                                 ------------
   IT CONSULTING & SERVICES -- 1.7%
    84,900      Exponent, Inc.+                     1,247,096
    46,700      ManTech International
                  Corporation, Class A+               890,569
                                                 ------------
                                                    2,137,665
                                                 ------------
   LEISURE EQUIPMENT & PRODUCTS -- 1.2%
    46,100      Action Performance Companies,
                  Inc.                                875,900
    60,400      MarineMax Incorporated+               713,324
                                                 ------------
                                                    1,589,224
                                                 ------------
   MACHINERY -- 2.3%
    40,000      Actuant Corporation, Class A+       1,858,000
   137,900      Ceradyne, Inc.+                     1,075,620
       300      CIRCOR International, Inc.              4,770
                                                 ------------
                                                    2,938,390
                                                 ------------
   MEDIA -- 1.6%
   107,500      Saga Communications, Inc.,
                  Class A                           2,042,500
                                                 ------------
   OIL & GAS -- 1.2%
   155,100      ATP Oil & Gas Corporation+            631,257
   183,600      Brigham Exploration Company+          903,312
                                                 ------------
                                                    1,534,569
                                                 ------------
   REAL ESTATE -- 6.5%
   110,000      Anworth Mortgage Asset
                  Corporation                       1,382,700
   120,000      Corporate Office Properties
                  Trust                             1,683,600

SHARES                                                  VALUE
-------------------------------------------------------------
   REAL ESTATE (CONTINUED)
    70,600      Correctional Properties Trust    $  1,532,020
    96,900      Newcastle Investment
                  Corporation                       1,547,493
    89,400      One Liberty Properties, Inc.        1,369,608
    95,800      Orleans Homebuilders, Inc.+           732,870
                                                 ------------
                                                    8,248,291
                                                 ------------
   ROAD & RAIL -- 4.2%
   120,000      Genesee & Wyoming, Inc.,
                  Class A                           2,442,000
    68,300      Mullen Transportation, Inc.         1,297,082
    58,800      Old Dominion Freight Lines,
                  Inc.+                             1,666,980
                                                 ------------
                                                    5,406,062
                                                 ------------
   SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 3.1%
   150,000      Diodes, Inc.+                       1,440,000
    90,000      Virage Logic Corporation+             902,700
   207,500      White Electronic Designs
                  Corporation+                      1,587,375
                                                 ------------
                                                    3,930,075
                                                 ------------
   SOFTWARE -- 3.6%
   227,000      Caminus Corporation+                  531,180
    40,000      Dynamics Research
                  Corporation+                        560,400
   196,500      Moldflow Corporation+               1,473,750
   140,000      Precis, Inc.+                         772,940
    76,400      Precise Software Solutions
                  Ltd.++                            1,261,364
                                                 ------------
                                                    4,599,634
                                                 ------------
   SPECIALTY RETAIL -- 5.3%
    85,000      Hancock Fabrics, Inc.               1,296,250
    83,700      Hibbett Sporting Goods, Inc.        2,002,104
    97,000      Lithia Motors, Inc.+                1,521,930
   161,500      Party City Corporation+             1,938,000
                                                 ------------
                                                    6,758,284
                                                 ------------
   TEXTILES, APPAREL & LUXURY GOODS -- 1.1%
   204,300      Quaker Fabric Corporation+          1,419,885
                                                 ------------
   WIRELESS TELECOMMUNICATION SERVICES -- 0.5%
   320,000      LCC International, Inc.,
                  Class A+                            624,000
                                                 ------------
TOTAL COMMON STOCKS
   (Cost $128,838,037)                            124,399,476
                                                 ------------
WARRANTS -- 0.0%
   (Cost $0)
   CONTAINERS & PACKAGING -- 0.0%
     2,807      American Bank Note
                  Holographics, Inc., expires
                  6/18/03+                                  0
                                                 ------------

                       See Notes to Financial Statements.

MUNDER MICRO-CAP EQUITY FUND
      Portfolio of Investments, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                  VALUE
-------------------------------------------------------------
REPURCHASE AGREEMENT -- 3.3%
   (Cost $4,253,000)
$4,253,000      Agreement with State Street
                  Bank and Trust Company,
                  1.000% dated 12/31/2002, to
                  be repurchased at
                  $4,253,236 on 01/02/2003,
                  collateralized by
                  $3,605,000 U.S. Treasury
                  Bond,
                  6.250% maturing 08/15/2023
                  (value $4,344,025)             $  4,253,000
                                                 ------------

                                                        VALUE
-------------------------------------------------------------
OTHER INVESTMENTS*
   (Cost $22,627,490)                  17.7%     $ 22,627,490
                                      -----      ------------
TOTAL INVESTMENTS
   (Cost $155,718,527)                118.4%      151,279,966
OTHER ASSETS AND LIABILITIES (NET)    (18.4)      (23,475,230)
                                      -----      ------------
NET ASSETS                            100.0%     $127,804,736
                                      =====      ============

------------

 * As of December 31, 2002, the market value of the securities on loan is $21,319,974. Cash collateral received for securities loaned of $22,627,490 is invested in 22,627,490 shares of State Street Navigator Securities Lending Trust-Prime Portfolio.

 + Non-income producing security.

++ A portion of security is pledged as collateral for call options written.

OPEN OPTION CONTRACTS WRITTEN

                       NUMBER OF    EXERCISE    EXPIRATION
NAME OF ISSUER         CONTRACTS     PRICE         DATE        VALUE
----------------------------------------------------------------------
PolyMedica
  Corporation, Call
  Options                 330         $35        3/22/03      $ 82,500
Precise Software
  Solutions, Call
  Options                 750          15        5/17/03       131,250
webMethods, Call
  Options                 500          15        4/19/03        11,250
Websense Inc., Call
  Options                 250          25        4/19/03        68,750
                                                              --------
                                                              $293,750
                                                              ========

                       See Notes to Financial Statements.

MUNDER MICRO-CAP EQUITY FUND
      Portfolio of Investments, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

At December 31, 2002 the country diversification of the Munder Micro-Cap Equity Fund was as follows:

                                     % OF
                                  NET ASSETS             VALUE
                                  ----------------------------
COMMON STOCKS:
United States.................       89.7%        $114,663,255
Canada........................        4.8            6,156,018
Cayman Island.................        1.7            2,094,000
Israel........................        1.0            1,261,363
Netherlands...................        0.2              224,840
                                    -----         ------------
TOTAL COMMON STOCKS...........       97.4          124,399,476
WARRANTS......................        0.0                   --
REPURCHASE AGREEMENT..........        3.3            4,253,000
OTHER INVESTMENTS.............       17.7%          22,627,490
                                    -----         ------------
TOTAL INVESTMENTS.............      118.4          151,279,966
OTHER ASSETS AND LIABILITIES
  (NET).......................      (18.4)         (23,475,230)
                                    -----         ------------
NET ASSETS....................      100.0%        $127,804,736
                                    =====         ============

                       See Notes to Financial Statements.

MUNDER MIDCAP SELECT FUND
      Portfolio of Investments, December 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

SHARES                                                   VALUE
--------------------------------------------------------------
COMMON STOCKS -- 98.1%
   AEROSPACE & DEFENSE -- 2.9%
  18,900     L-3 Communications Holdings, Inc.
               +                                   $   848,799
                                                   -----------
   AUTO COMPONENTS -- 1.4%
  17,100     American Axle & Manufacturing
               Holdings, Inc. +                        400,482
                                                   -----------
   BANKS -- 5.1%
   8,700     Commerce Bancorp, Inc.                    375,753
   5,700     Golden West Financial Corporation         409,317
  15,400     GreenPoint Financial Corporation          695,772
                                                   -----------
                                                     1,480,842
                                                   -----------
   BEVERAGES -- 2.7%
  15,600     Constellation Brands, Inc., Class
               A +                                     369,876
  15,800     Pepsi Bottling Group, Inc.                406,060
                                                   -----------
                                                       775,936
                                                   -----------
   BIOTECHNOLOGY -- 1.6%
  10,150     Enzon Pharmaceuticals, Inc. +             169,708
   8,300     Gilead Sciences, Inc. +                   282,200
                                                   -----------
                                                       451,908
                                                   -----------
   CHEMICALS -- 2.2%
  21,400     Airgas, Inc. +                            369,150
   5,500     Sigma-Aldrich Corporation                 267,850
                                                   -----------
                                                       637,000
                                                   -----------
   COMMERCIAL SERVICES & SUPPLIES -- 5.1%
  18,325     Apollo Group, Inc. +                      806,300
   8,100     ChoicePoint, Inc. +                       319,869
  10,700     Stericycle, Inc. +                        346,455
                                                   -----------
                                                     1,472,624
                                                   -----------
   COMMUNICATIONS EQUIPMENT -- 0.7%
  98,300     ADC Telecommunications, Inc. +            205,447
                                                   -----------
   CONSTRUCTION & ENGINEERING -- 2.5%
  20,000     Jacobs Engineering Group, Inc. +          712,000
                                                   -----------
   DIVERSIFIED FINANCIALS -- 5.6%
   4,500     Affiliated Managers Group, Inc. +         226,350
  14,600     Countrywide Credit Industries,
               Inc.                                    754,090
  51,000     E*TRADE Group, Inc. +                     247,860
  14,000     Investors Financial Services
               Corporation                             383,460
                                                   -----------
                                                     1,611,760
                                                   -----------
   ENERGY EQUIPMENT & SERVICES -- 3.8%
  18,500     Patterson-UTI Energy, Inc. +              558,145
  16,300     Precision Drilling Corporation +          530,402
                                                   -----------
                                                     1,088,547
                                                   -----------
   FOOD & DRUG RETAILING -- 1.8%
   9,700     Whole Foods Market, Inc. +                511,481
                                                   -----------
   FOOD PRODUCTS -- 2.0%
  25,300     McCormick & Company, Inc.                 586,960
                                                   -----------
   GAS UTILITIES -- 1.9%
  13,200     Kinder Morgan, Inc.                       557,964
                                                   -----------

SHARES                                                   VALUE
--------------------------------------------------------------
   HEALTH CARE PROVIDERS & SERVICES -- 11.6%
  10,950     Accredo Health, Inc. +                $   385,988
  15,200     Express Scripts, Inc. +                   730,208
  18,000     Health Management Associates, Inc.        322,200
  29,900     Lincare Holdings, Inc. +                  945,438
  10,700     Patterson Dental Company +                468,018
   8,800     Quest Diagnostics, Inc. +                 500,720
                                                   -----------
                                                     3,352,572
                                                   -----------
   HOTELS, RESTAURANTS & LEISURE -- 4.7%
  19,375     Brinker International, Inc. +             624,844
   6,050     International Game Technology +           459,316
  17,500     Penn National Gaming, Inc. +              277,550
                                                   -----------
                                                     1,361,710
                                                   -----------
   HOUSEHOLD DURABLES -- 4.8%
   8,550     Lennar Corporation                        441,180
   8,900     Mohawk Industries, Inc. +                 506,855
   1,400     NVR, Inc. +                               455,700
                                                   -----------
                                                     1,403,735
                                                   -----------
   INSURANCE -- 8.4%
   9,850     ACE Ltd.                                  288,999
  12,800     Ambac Financial Group, Inc.               719,872
  13,300     Brown & Brown, Inc.                       429,856
   6,250     Everest Reinsurance Group Ltd.            345,625
  17,800     Radian Group, Inc.                        661,270
                                                   -----------
                                                     2,445,622
                                                   -----------
   INTERNET SOFTWARE & SERVICES -- 0.5%
   2,200     Expedia, Inc. +                           147,246
                                                   -----------
   IT CONSULTING & SERVICES -- 2.6%
  14,300     Affiliated Computer Services,
               Inc., Class A +                         752,895
                                                   -----------
   MULTILINE RETAIL -- 0.6%
  12,900     Big Lots, Inc. +                          170,667
                                                   -----------
   MULTI-UTILITIES & UNREGULATED POWER -- 0.7%
   6,200     Equitable Resources, Inc.                 217,248
                                                   -----------
   OIL & GAS -- 3.7%
   9,435     Apache Corporation                        537,701
  20,800     Pioneer Natural Resources Company
               +                                       525,200
                                                   -----------
                                                     1,062,901
                                                   -----------
   PERSONAL PRODUCTS -- 1.3%
   7,700     Alberto-Culver Company, Class B           388,080
                                                   -----------
   PHARMACEUTICALS -- 1.7%
   7,900     Biovail Corporation +                     208,639
  16,412     King Pharmaceuticals, Inc. +              282,122
                                                   -----------
                                                       490,761
                                                   -----------
   SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 3.6%
  10,700     Cree, Inc. +                              174,945
  16,250     Microchip Technology, Inc.                397,312
  40,500     RF Micro Devices, Inc. +                  296,865
  12,350     Zoran Corporation +                       173,765
                                                   -----------
                                                     1,042,887
                                                   -----------

                       See Notes to Financial Statements.

MUNDER MIDCAP SELECT FUND
      Portfolio of Investments, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

SHARES                                                   VALUE
--------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   SOFTWARE -- 6.3%
  10,100     Electronic Arts, Inc. +               $   502,677
  30,900     Inet Technologies, Inc. +                 188,490
   9,550     Intuit, Inc. +                            448,086
   9,100     Mercury Interactive Corporation +         269,815
   6,700     Symantec Corporation +                    271,417
   3,100     Synopsys, Inc. +                          143,065
                                                   -----------
                                                     1,823,550
                                                   -----------
   SPECIALTY RETAIL -- 6.2%
  21,500     Regis Corporation                         558,785
  14,500     Rent-A-Center, Inc. +                     724,275
  19,400     Williams-Sonoma, Inc. +                   526,710
                                                   -----------
                                                     1,809,770
                                                   -----------

SHARES                                                   VALUE
--------------------------------------------------------------
   WATER UTILITIES -- 1.7%
  23,400     Philadelphia Suburban Corporation     $   482,040
                                                   -----------
   WIRELESS TELECOMMUNICATION SERVICES -- 0.4%
  19,500     Nextel Partners, Inc. +                   118,365
                                                   -----------
TOTAL COMMON STOCKS
   (Cost $25,216,159)                               28,411,799
                                                   -----------

TOTAL INVESTMENTS
   (Cost $25,216,159)                   98.1%      28,411,799
OTHER ASSETS AND LIABILITIES (NET)       1.9          562,244
                                       -----      -----------
NET ASSETS                             100.0%     $28,974,043
                                       =====      ===========

------------

+ Non-income producing security.

                       See Notes to Financial Statements.

MUNDER MULTI-SEASON GROWTH FUND
      Portfolio of Investments, December 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

SHARES                                               VALUE
----------------------------------------------------------
COMMON STOCKS -- 99.9%
   AEROSPACE & DEFENSE -- 3.4%
  32,000    General Dynamics Corporation      $  2,539,840
  53,500    L-3 Communications Holdings,
              Inc.+                              2,402,685
                                              ------------
                                                 4,942,525
                                              ------------
   BANKS -- 6.5%
  10,700    BB&T Corporation                       395,793
  72,700    Charter One Financial, Inc.          2,088,671
  53,500    Mellon Financial Corporation         1,396,885
  48,100    North Fork Bancorporation, Inc.      1,622,894
  40,600    TCF Financial Corporation            1,773,814
  44,900    Wells Fargo & Company                2,104,463
                                              ------------
                                                 9,382,520
                                              ------------
   BEVERAGES -- 5.8%
  77,000    Anheuser-Busch Companies, Inc.       3,726,800
  38,500    Pepsi Bottling Group, Inc.             989,450
  87,700    PepsiCo, Inc.                        3,702,694
                                              ------------
                                                 8,418,944
                                              ------------
   BIOTECHNOLOGY -- 0.9%
  25,700    Amgen, Inc.+                         1,242,338
                                              ------------
   CHEMICALS -- 0.9%
  25,700    Sigma-Aldrich Corporation            1,251,590
                                              ------------
   COMMERCIAL SERVICES & SUPPLIES -- 4.0%
  62,000    Automatic Data Processing, Inc.      2,433,500
  94,100    First Data Corporation               3,332,081
                                              ------------
                                                 5,765,581
                                              ------------
   COMMUNICATIONS EQUIPMENT -- 2.1%
 143,200    Cisco Systems, Inc.+                 1,875,920
  60,000    UTStarcom, Inc.+                     1,189,800
                                              ------------
                                                 3,065,720
                                              ------------
   COMPUTERS & PERIPHERALS -- 4.6%
  84,700    Dell Computer Corporation+           2,264,878
  32,000    International Business Machines
              Corporation                        2,480,000
  31,000    Lexmark International, Inc.+         1,875,500
                                              ------------
                                                 6,620,378
                                              ------------
   DIVERSIFIED FINANCIALS -- 6.3%
  66,300    Capital One Financial
              Corporation                        1,970,436
  96,818    Citigroup, Inc.                      3,407,025
  64,200    Freddie Mac                          3,791,010
                                              ------------
                                                 9,168,471
                                              ------------
   DIVERSIFIED TELECOMMUNICATION SERVICES -- 5.0%
  49,200    ALLTEL Corporation                   2,509,200
  70,600    SBC Communications                   1,913,966
  72,700    Verizon Communications, Inc.         2,817,125
                                              ------------
                                                 7,240,291
                                              ------------
   ENERGY EQUIPMENT & SERVICES -- 0.8%
  36,400    BJ Services Company+                 1,176,084
                                              ------------

SHARES                                               VALUE
----------------------------------------------------------
   FOOD & DRUG RETAILING -- 3.2%
 111,200    SYSCO Corporation                 $  3,312,648
  44,900    Walgreen Company                     1,310,631
                                              ------------
                                                 4,623,279
                                              ------------
   HEALTH CARE EQUIPMENT & SUPPLIES -- 2.1%
  32,000    Baxter International, Inc.             896,000
  77,000    Biomet, Inc.                         2,206,820
                                              ------------
                                                 3,102,820
                                              ------------
   HEALTH CARE PROVIDERS & SERVICES -- 4.5%
  40,600    AdvancePCS+                            901,726
  49,200    Cardinal Health, Inc.                2,912,148
  14,900    Express Scripts, Inc.+                 715,796
  56,600    Health Management Associates,
              Inc.                               1,013,140
  21,400    Universal Health Services, Inc.,
              Class B+                             965,140
                                              ------------
                                                 6,507,950
                                              ------------
   HOTELS, RESTAURANTS & LEISURE -- 2.9%
  62,300    Brinker International, Inc.+         2,009,175
  83,400    Wendy's International, Inc.          2,257,638
                                              ------------
                                                 4,266,813
                                              ------------
   HOUSEHOLD DURABLES -- 1.1%
  32,000    Lennar Corporation                   1,651,200
                                              ------------
   HOUSEHOLD PRODUCTS -- 0.9%
  23,500    Colgate-Palmolive Company            1,232,105
                                              ------------
   INDUSTRIAL CONGLOMERATES -- 3.2%
 188,100    General Electric Company             4,580,235
                                              ------------
   INSURANCE -- 9.3%
  66,300    AFLAC, Inc.                          1,996,956
  33,100    Ambac Financial Group, Inc.          1,861,544
  91,721    American International Group,
              Inc.                               5,306,060
  49,200    Marsh & McLennan Companies, Inc.     2,273,532
  55,600    Radian Group, Inc.                   2,065,540
                                              ------------
                                                13,503,632
                                              ------------
   IT CONSULTING & SERVICES -- 1.6%
  44,900    Affiliated Computer Services,
              Inc., Class A+                     2,363,985
                                              ------------
   MEDIA -- 1.4%
  32,000    Omnicom, Inc.                        2,067,200
                                              ------------
   MULTILINE RETAIL -- 5.3%
  81,300    Family Dollar Stores, Inc.           2,537,373
  19,300    Kohl's Corporation+                  1,079,835
  81,300    Wal-Mart Stores, Inc.                4,106,463
                                              ------------
                                                 7,723,671
                                              ------------
   OIL & GAS -- 5.0%
 128,300    Exxon Mobil Corporation              4,482,802
  64,200    Royal Dutch Petroleum Company,
              NYR                                2,826,084
                                              ------------
                                                 7,308,886
                                              ------------
   PERSONAL PRODUCTS -- 0.6%
  19,300    Alberto-Culver Company, Class B        937,787
                                              ------------

                       See Notes to Financial Statements.

MUNDER MULTI-SEASON GROWTH FUND
      Portfolio of Investments, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

SHARES                                               VALUE
----------------------------------------------------------
COMMON STOCKS (CONTINUED)
   PHARMACEUTICALS -- 8.2%
 106,900    Johnson & Johnson                 $  5,741,599
  87,700    King Pharmaceuticals, Inc.+          1,507,563
 151,800    Pfizer, Inc.                         4,640,526
                                              ------------
                                                11,889,688
                                              ------------
   SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 2.4%
 143,200    Intel Corporation                    2,229,624
  36,400    Maxim Integrated Products, Inc.      1,202,656
                                              ------------
                                                 3,432,280
                                              ------------
   SOFTWARE -- 4.1%
 115,500    Microsoft Corporation+               5,971,350
                                              ------------
   SPECIALTY RETAIL -- 3.8%
  10,700    AutoZone, Inc.+                        755,955
  19,300    Bed Bath & Beyond, Inc.+               666,429
  65,200    Home Depot, Inc.                     1,562,192
  68,400    Lowes Companies, Inc.                2,565,000
                                              ------------
                                                 5,549,576
                                              ------------
TOTAL COMMON STOCKS
   (Cost $136,332,148)                         144,986,899
                                              ------------
PRINCIPAL
AMOUNT
---------
REPURCHASE AGREEMENT -- 0.5%
   (Cost $777,000)
$777,000    Agreement with State Street Bank
              and Trust Company,
              1.000% dated 12/31/2002, to be
              repurchased at $777,043 on
              01/02/2003, collateralized by
              $745,000 U.S. Treasury Bond,
              5.250% maturing 02/15/2029
              (value $797,150)                     777,000
                                              ------------

                                                      VALUE
-----------------------------------------------------------
OTHER INVESTMENTS*
   (Cost $2,176,120)                  1.5%     $  2,176,120
                                    -----      ------------
TOTAL INVESTMENTS
   (Cost $139,285,268)              101.9%      147,940,019
OTHER ASSETS AND LIABILITIES (NET)   (1.9)       (2,812,421)
                                    -----      ------------
NET ASSETS                          100.0%     $145,127,598
                                    =====      ============

------------

* As of December 31, 2002 the market value of the securities on loan is $2,103,084. Cash collateral received for securities loaned of $2,176,120 is invested in 2,176,120 shares of the State Street Navigator Securities Lending Trust-Prime Portfolio.

+ Non-income producing security.

ABBREVIATION:
NYR -- New York Registered Shares

                       See Notes to Financial Statements.

MUNDER NETNET FUND
      Portfolio of Investments, December 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

SHARES                                                  VALUE
-------------------------------------------------------------
COMMON STOCKS -- 96.5%
   BANKS -- 1.7%
  1,148,000      Net Bank, Inc.+                $  11,112,640
                                                -------------
   COMMERCIAL SERVICES & SUPPLIES -- 1.1%
     51,000      Apollo Group, Inc.+                1,827,840
  1,252,600      DiamondCluster
                   International, Inc.+, ++         3,933,164
    207,833      Eniro AB                           1,314,793
                                                -------------
                                                    7,075,797
                                                -------------
   COMMUNICATIONS EQUIPMENT -- 5.7%
    153,500      Brocade Communications
                   Systems, Inc.+                     635,490
  2,437,300      Cisco Systems, Inc.+              31,928,630
    137,995      Finisar Corporation+                 131,095
    337,694      Memscap SA+                          177,070
    131,000      NetScreen Technologies,
                   Inc.+                            2,206,040
     49,000      NICE Systems Ltd., ADR+              395,430
    121,400      Nokia AB Oyj                       1,928,779
                                                -------------
                                                   37,402,534
                                                -------------
   COMPUTERS & PERIPHERALS -- 5.4%
    742,000      Dell Computer Corporation+        19,841,080
  2,423,700      EMC Corporation+                  14,881,518
    138,000      Hon Hai Precision Industry
                   Co. Ltd., GDR                    1,035,000
      8,750      Opticom ASA+                          76,335
                                                -------------
                                                   35,833,933
                                                -------------
   DIVERSIFIED FINANCIALS -- 4.9%
  6,586,000      E*TRADE Group, Inc.+              32,007,960
                                                -------------
   DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.2%
        300      Nippon Telegraph &
                   Telephone Corporation            1,088,750
                                                -------------
   ELECTRICAL EQUIPMENT -- 0.2%
    195,000      NGK Insulators Ltd.                1,063,995
                                                -------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.9%
    125,000      Anritsu Corporation                  477,855
    702,000      Hana Microelectronics
                   Public Co. Ltd.                  1,016,802
        500      Kubotek Corporation+                 644,156
     17,000      Kyocera Corporation                  989,138
     85,000      Taiyo Yuden Co. Ltd.                 900,387
    259,000      Venture Corporation Ltd.           2,075,404
                                                -------------
                                                    6,103,742
                                                -------------
   HOUSEHOLD DURABLES -- 0.4%
     30,000      Sony Corporation                   1,252,947
     75,000      Thomson Multimedia SA+             1,278,889
                                                -------------
                                                    2,531,836
                                                -------------

SHARES                                                  VALUE
-------------------------------------------------------------
   INTERNET & CATALOG RETAIL -- 8.9%
  1,330,000      1-800-FLOWERS.COM, Inc.+       $   8,312,500
    235,000      Amazon.com, Inc.+                  4,439,150
    348,250      eBay, Inc.+                       23,618,315
    708,000      Ticketmaster+                     15,023,760
    299,300      USA Interactive+                   6,859,956
                                                -------------
                                                   58,253,681
                                                -------------
   INTERNET SOFTWARE & SERVICES -- 47.6%
    100,000      ActivCard SA+                        790,000
    951,885      Check Point Software
                   Technologies Ltd.+              12,345,948
  6,495,713      CNET Networks, Inc.+              17,603,382
  1,595,800      Digital Insight
                   Corporation+                    13,867,502
     86,000      Digital River, Inc.+               1,027,700
  7,077,300      DoubleClick, Inc.+, ++            40,057,518
    275,000      Emblaze Systems Ltd.+                407,203
    516,000      Expedia, Inc.+                    34,535,983
    426,000      Hotels.com+                       23,272,380
    168,200      IdeaisNet SA+                         19,481
    937,000      InfoSpace, Inc.+                   7,916,713
  1,262,000      Internet Security Systems,
                   Inc.+                           23,132,460
    596,000      Multex.com, Inc.+                  2,503,200
  1,000,000      Multex.com, Inc.+, **              4,200,000
  1,368,450      Overture Services,
                   Inc.+, +++                      37,372,370
    540,000      Riverdeep Group PLC                  792,817
  2,445,700      SportsLine USA, Inc.+, ++          2,445,700
    468,600      TriZetto Group, Inc.+              2,877,204
    280,000      Ubizen+                              565,249
  2,476,550      VeriSign, Inc.+                   19,861,931
    264,000      WebEx Communications, Inc.+        3,960,000
    859,000      webMethods, Inc.+                  7,060,980
    464,800      Websense, Inc.+                    9,928,593
  2,828,540      Yahoo!, Inc.+                     46,246,629
                                                -------------
                                                  312,790,943
                                                -------------
   IT CONSULTING & SERVICES -- 0.2%
        250      Net One Systems Co. Ltd.           1,063,068
                                                -------------
   LEISURE EQUIPMENT & PRODUCTS -- 0.4%
     15,000      Nintendo Co. Ltd.                  1,400,724
    135,000      Sega Corporation+                  1,329,993
                                                -------------
                                                    2,730,717
                                                -------------
   MACHINERY -- 0.1%
     25,000      Disco Corporation                  1,002,021
                                                -------------
   MEDIA -- 4.5%
    150,900      AOL Time Warner, Inc.+             1,976,790
     96,000      British Sky Broadcasting
                   Group PLC+                         987,332
    281,000      Getty Images, Inc.+                8,584,550
     30,000      Grupo Televisa SA, ADR+              837,900
  1,508,800      TMP Worldwide, Inc.+              17,064,528
                                                -------------
                                                   29,451,100
                                                -------------

                       See Notes to Financial Statements.

MUNDER NETNET FUND
      Portfolio of Investments, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

SHARES                                                  VALUE
-------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 0.6%
    385,000      Applied Micro Circuits
                   Corporation+                 $   1,420,650
  9,000,000      Arcontech Corporation                238,891
     80,000      ASML Holding NV+                     667,812
      5,400      Samsung Electronics Co.
                   Ltd.                             1,429,619
                                                -------------
                                                    3,756,972
                                                -------------
   SOFTWARE -- 12.7%
     55,000      Capcom Co. Ltd.                      827,593
     25,000      Fuji Soft ABC, Inc.                  394,704
      8,200      Intuit+                              384,744
  1,754,900      Micromuse, Inc.+                   6,703,718
    474,000      Microsoft Corporation+            24,505,800
  2,751,000      Oracle Systems Corporation+       29,710,800
    700,000      Orchestream Holdings PLC+             63,656
     13,425      SAP AG                             1,063,230
    200,000      SurfControl PLC+                   1,376,927
    734,100      The Sage Group PLC                 1,571,440
  1,901,000      TIBCO Software, Inc.+             11,748,180
     50,000      Trend Micro, Inc.+                   854,665
    279,400      VERITAS Software
                   Corporation+                     4,364,228
                                                -------------
                                                   83,569,685
                                                -------------
   TEXTILES, APPAREL & LUXURY GOODS -- 0.1%
    215,000      Citizen Watch Co. Ltd.               957,688
                                                -------------
   WIRELESS TELECOMMUNICATION SERVICES -- 0.9%
        450      KDDI Corporation                   1,458,824
    735,000      mmO2 PLC+                            523,470
      3,000      SK Telecom Co. Ltd.                  579,234
    400,000      Telecom Italia Mobile SpA          1,824,737
    710,000      Vodafone Group PLC                 1,294,159
                                                -------------
                                                    5,680,424
                                                -------------
TOTAL COMMON STOCKS
   (Cost $1,625,633,277)                          633,477,486
                                                -------------
LIMITED PARTNERSHIPS -- 1.1%
   INFORMATION TECHNOLOGY -- 1.1%
  1,916,082      @Ventures Expansion Fund,
                   L.P.+, **                          479,754
  2,848,467      @Ventures III+, **                    26,158
 11,000,000      Blue Stream Ventures,
                   L.P.+,++, **                     4,585,328
  2,125,000      NEA X Ltd.+, **                    1,688,850
    511,760      Trident Capital Fund V,
                   L.P.+, **                          323,323
                                                -------------
                                                    7,103,413
                                                -------------
TOTAL LIMITED PARTNERSHIPS
   (Cost $17,345,228)                               7,103,413
                                                -------------

SHARES                                                  VALUE
-------------------------------------------------------------
PREFERRED STOCKS -- 0.2%
   INTERNET SOFTWARE & SERVICES -- 0.2%
    857,192      Cidera, Inc.+, **              $           0
     85,719      Mainstream Data Services,
                   Inc.+,**                           150,147
  1,105,552      Webcenter Solutions
                   ASA+, **                         1,345,195
                                                -------------
                                                    1,495,342
                                                -------------
TOTAL PREFERRED STOCKS
   (Cost $17,500,001)                               1,495,342
                                                -------------
UNIT INVESTMENT TRUST -- 0.4%
   (Cost $3,316,603)
    111,100      Nasdaq-100 Shares+                 2,707,507
                                                -------------
WARRANTS -- 0.2%
   (Cost $402,169)
   INTERNET SOFTWARE & SERVICES -- 0.2%
     27,840      Expedia, Inc.,
                   expires 02/04/09                   997,229
                                                -------------
PRINCIPAL
AMOUNT
-----------
REPURCHASE AGREEMENT -- 3.1%
   (Cost $20,226,000)
$20,226,000      Agreement with State Street
                   Bank and Trust Company,
                   1.000% dated 12/31/2002,
                   to be repurchased at
                   $20,227,124, on
                   01/02/2003,
                   collateralized by
                   $16,860,000 U.S. Treasury
                   Note,
                   6.500% maturing
                   02/15/2010
                   (value $20,632,425)             20,226,000
                                                -------------

                       See Notes to Financial Statements.

MUNDER NETNET FUND
      Portfolio of Investments, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                                         VALUE
--------------------------------------------------------------
OTHER INVESTMENTS*
   (Cost $195,958,942)                 29.8%     $ 195,958,942
                                      -----      -------------
TOTAL INVESTMENTS
   (Cost $1,880,382,220)              131.3%       861,965,919
OTHER ASSETS AND LIABILITIES (NET)    (31.3)      (205,473,736)
                                      -----      -------------
NET ASSETS                            100.0%     $ 656,492,183
                                      =====      =============

------------

  * As of December 31, 2002 the market value of the securities on loan is $188,268,309. Cash collateral received for securities loaned includes, $31,646,031 invested in 31,646,031 shares of the SSGA U.S. Treasury Money Market Fund, $33,038,053 invested in 33,038,053 shares of the SSGA Prime Money Market Fund, $3,402,159 invested in 3,402,159 shares of the SSGA Money Market Fund, and the remaining $127,872,699 is invested in 127,872,699 shares of the State Street Navigator Securities Lending Trust-Prime Portfolio.

 ** Restricted security, that is subject to restrictions on resale under federal securities laws. These securities may only be resold upon registration under federal securities laws or in transactions exempt from such registration. The Munder NetNet Fund may not invest more than 15% of its net assets in illiquid securities including restricted securities and does not have the right to demand that such securities be registered. At December 31, 2002 these securities represent 1.9% of net assets.

    SECURITY                 ACQUISITION DATE    ACQUISITION COST
    -------------------------------------------------------------
    @Ventures Expansion
      Fund, L.P.                  2/24/00          $   174,622
                                  3/23/00              698,489
                                  6/15/00              523,867
                                  3/15/01              436,555
    @Ventures III                11/06/98              634,639
                                  1/05/99              131,486
                                  4/01/99              422,480
                                  7/23/99              525,944
                                  9/24/99              525,944
                                  1/21/00              131,486
                                  5/08/00               39,446
                                  9/18/00               26,297
                                  1/30/01               33,866
                                  7/18/01               27,730

    SECURITY                 ACQUISITION DATE    ACQUISITION COST
    -------------------------------------------------------------
    Blue Stream Ventures,
      L.P.                        7/31/00          $ 2,847,518
                                 10/16/00            2,847,518
                                  5/25/01            1,898,345
                                 12/13/01            1,898,345
                                 12/12/02              949,173
    Cidera, Inc.                  8/29/00            7,286,561
    Mainstream Data
      Services, Inc.             12/05/01              213,440
    Multex.com                    7/28/00           30,000,000
    NEA X Ltd.                   10/26/00              474,789
                                  1/05/01              237,395
                                  7/27/01              118,697
                                  9/26/01              237,395
                                  1/16/02              247,861
                                  4/23/02              247,861
                                  7/12/02              247,861
                                 11/12/02              247,861
    Trident Capital Fund
      V, L.P.                    10/18/00              300,000
                                  6/26/02              405,880
                                  11/8/02              511,760
    Webcenter Solutions
      ASA                         9/14/00           10,000,000

  + Non-income producing security.

 ++ Affiliated security.

+++ Portion of security is pledged as collateral for call options written.

ABBREVIATIONS:
ADR -- American Depositary Receipt

GDR -- Global Depositary Receipt

OPEN OPTION CONTRACTS WRITTEN

                         NUMBER OF    EXERCISE    EXPIRATION
NAME OF ISSUER           CONTRACTS     PRICE         DATE        VALUE
------------------------------------------------------------------------
Overture Services,
  Inc., Call Options       3,500        $25        01/18/03     $988,750

                       See Notes to Financial Statements.

MUNDER NETNET FUND
      Portfolio of Investments, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

At December 31, 2002 country diversification of the Munder NetNet Fund was as follows:

                                     % OF
                                  NET ASSETS             VALUE
                                  ----------------------------
COMMON STOCKS:
United States.................       88.5%        $581,093,371
Japan.........................        2.4           15,706,509
Israel........................        2.0           13,148,582
United Kingdom................        0.9            5,816,983
France........................        0.3            2,245,959
Singapore.....................        0.3            2,075,404
Korea.........................        0.3            2,008,853
Finland.......................        0.3            1,928,779
Italy.........................        0.3            1,824,737
Sweden........................        0.2            1,314,793
Germany.......................        0.2            1,063,230
Taiwan........................        0.2            1,035,000
Thailand......................        0.2            1,016,802
Mexico........................        0.1              837,900
Ireland.......................        0.1              792,817
Netherlands...................        0.1              667,812
Belgium.......................        0.1              565,249
Hong Kong.....................        0.0#             238,890

                                     % OF
                                  NET ASSETS             VALUE
                                  ----------------------------
Norway........................        0.0%#       $     76,335
Brazil........................        0.0#              19,481
                                    -----         ------------
TOTAL COMMON STOCKS...........       96.5          633,477,486
LIMITED PARTNERSHIPS..........        1.1            7,103,413
PREFERRED STOCKS:
United States.................        0.2            1,495,342
UNIT INVESTMENT TRUST.........        0.4            2,707,507
WARRANTS......................        0.2              997,229
REPURCHASE AGREEMENT..........        3.1           20,226,000
OTHER INVESTMENTS.............       29.8          195,958,942
                                    -----         ------------
TOTAL INVESTMENTS.............      131.3          861,965,919
OTHER ASSETS AND LIABILITIES
  (NET).......................      (31.3)        (205,473,736)
                                    -----         ------------
NET ASSETS....................      100.0%        $656,492,183
                                    =====         ============

------------

# Amount represents less than 0.1% of net assets.

                       See Notes to Financial Statements.

MUNDER POWER PLUS FUND
      Portfolio of Investments, December 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

SHARES                                                  VALUE
-------------------------------------------------------------
COMMON STOCKS -- 93.3%
   AUTO COMPONENTS -- 0.7%
   202,200    Quantum Fuel Systems
                Technologies+                     $   475,170
                                                  -----------
   CHEMICALS -- 1.1%
    59,700    Sasol Ltd., ADR+                        740,280
                                                  -----------
   COMMERCIAL SERVICES & SUPPLIES -- 1.2%
    51,700    Headwaters, Inc.+                       801,867
                                                  -----------
   ELECTRICAL EQUIPMENT -- 15.1%
   664,500    Active Power, Inc.+                   1,182,810
   135,850    AstroPower, Inc.+                     1,085,442
 1,459,800    Capstone Turbine Corporation+         1,313,820
 1,086,956    Electric City Corporation*, +,
                ++                                    758,442
   364,800    Electric City Corporation+, ++          280,896
    66,100    Energy Conversion Devices, Inc.+        647,846
   252,900    FuelCell Energy, Inc.+                1,657,001
   196,600    Hydrogenics Corporation+                694,195
    56,600    NEG Micon AS+                           954,765
   409,400    UQM Technologies, Inc.+               1,035,782
    54,300    Vestas Wind Systems AS                  540,382
                                                  -----------
                                                   10,151,381
                                                  -----------
   ELECTRONIC EQUIPMENT & INSTRUMENTS -- 3.2%
    25,488    Intermagnetics General
                Corporation                           500,584
    84,100    Itron, Inc.+                          1,612,197
                                                  -----------
                                                    2,112,781
                                                  -----------
   ENERGY EQUIPMENT & SERVICES -- 41.3%
    16,900    Atwood Oceanics, Inc.+                  508,690
    26,850    Baker Hughes, Inc.                      864,302
    21,100    BJ Services Company+                    681,741
    11,500    Cooper Cameron Corporation+             572,930
    85,400    Enerflex Systems Ltd.                   810,913
    12,450    ENSCO International, Inc.               366,653
    82,500    Ensign Resource Group, Inc.             870,070
    75,900    Flint Energy Services Ltd.+             984,965
    35,600    FMC Technologies, Inc.+                 727,308
   209,500    Grey Wolf, Inc.+                        835,905
   238,300    Hanover Compressor Company+           2,187,595
   130,500    Key Energy Group, Inc.+               1,170,585
    67,550    Lone Star Technologies, Inc.+         1,005,819
    14,623    Nabors Industries Ltd.+                 515,753
   125,100    NATCO Group, Inc., Class A+             785,628
    27,150    Noble Corporation+                      954,323
    25,200    Offshore Logistics, Inc.+               552,384
    39,400    Oil States International, Inc.+         508,260
    81,400    Pason Systems, Inc.+                    615,769
    11,200    Patterson-UTI Energy, Inc.+             337,904
    16,100    Rowan Companies, Inc.+                  365,470
 1,281,000    Savannah Energy Services
                Corporation*, +, ++                 2,501,064
    15,100    Smith International, Inc.+              492,562
   241,810    Stolt Offshore SA, ADR+                 345,788
    80,700    Technip-Coflexip SA, ADR              1,437,267
   158,000    Tesco Corporation+                    1,865,980
    42,800    Transocean, Inc.                        992,960

SHARES                                                  VALUE
-------------------------------------------------------------
   ENERGY EQUIPMENT & SERVICES (CONTINUED)
    55,200    Trican Well Service Ltd.+           $   705,856
    28,200    Unit Corporation+                       523,110
    49,900    Varco International, Inc.+              868,260
    89,000    Veritas DGC, Inc.+                      703,100
   128,800    Willbros Group, Inc.+                 1,058,736
                                                  -----------
                                                   27,717,650
                                                  -----------
   GAS UTILITIES -- 1.6%
    25,500    Kinder Morgan, Inc.                   1,077,885
                                                  -----------
   MULTI-UTILITIES & UNREGULATED POWER -- 4.1%
   298,400    AES Corporation+                        901,168
   330,000    Calpine Corporation+                  1,075,800
   414,200    Mirant Corporation+                     782,838
                                                  -----------
                                                    2,759,806
                                                  -----------
   OIL & GAS -- 24.0%
     6,970    Apache Corporation                      397,220
   111,800    ATP Oil & Gas Corporation+              455,026
    40,300    Bonavista Petroleum Ltd.+               868,400
   863,700    Bow Valley Energy Ltd.                1,066,161
   146,706    Brigham Exploration Company+            721,794
    22,100    Burlington Resources, Inc.              942,565
   335,200    Canadian 88 Energy Corporation          536,320
    38,270    Canadian Natural Resources Ltd.       1,135,471
    67,300    CREDO Petroleum Corporation+            688,479
    31,600    Encana Corporation                      982,760
    16,700    EOG Resources, Inc.                     666,664
    15,200    Kerr-McGee Corporation                  673,360
    38,600    Marathon Oil Corporation                821,794
     4,200    Murphy Oil Corporation                  179,970
    13,700    Newfield Exploration Company+           493,885
    19,400    Noble Energy, Inc.                      728,470
    42,900    Ocean Energy, Inc.                      856,713
   169,200    PetroQuest Energy, Inc.+                702,180
    21,250    Pioneer Natural Resources
                Company+                              536,563
    16,800    Quicksilver Resources, Inc.             376,824
   286,500    Syntroleum Corporation+                 495,645
    26,300    Talisman Energy, Inc.                   951,271
    33,100    Tom Brown, Inc.+                        830,810
                                                  -----------
                                                   16,108,345
                                                  -----------
   SOFTWARE -- 1.0%
   285,100    Caminus Corporation+                    667,134
                                                  -----------
TOTAL COMMON STOCKS
   (Cost $94,216,248)                              62,612,299
                                                  -----------
WARRANTS -- 0.1%
   ELECTRICAL EQUIPMENT -- 0.1%
   300,000    Electric City Corporation,
                expires 10/12/07*, +, ++               71,197
    19,300    UQM Technologies, Inc., expires
                4/11/04+                                5,690
                                                  -----------
TOTAL WARRANTS
   (Cost $93,809)                                      76,887
                                                  -----------

                       See Notes to Financial Statements.

MUNDER POWER PLUS FUND
      Portfolio of Investments, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                  VALUE
-------------------------------------------------------------
REPURCHASE AGREEMENT -- 7.4%
   (Cost $4,975,000)
$4,975,000    Agreement with State Street Bank
                and Trust Company,
                1.000% dated 12/31/2002, to be
                repurchased at $4,975,276 on
                01/02/2003 collateralized by
                $4,280,000 U.S. Treasury Bond,
                6.000% maturing 8/15/2009
                (value $5,077,150)                $ 4,975,000
                                                  -----------

TOTAL INVESTMENTS
   (Cost $99,285,057)                  100.8%      67,664,186
OTHER ASSETS AND LIABILITIES (NET)      (0.8)        (506,695)
                                       -----      -----------
NET ASSETS                             100.0%     $67,157,491
                                       =====      ===========

------------

 * Restricted security, that is subject to restrictions on resale under federal securities laws. These securities may only be resold upon registration under federal securities laws or in transactions exempt from such registration. The Munder Power Plus Fund may not invest more than 15% of its net assets in illiquid securities including restricted securities and does not have the right to demand that such securities be registered. At December 31, 2002, these securities represent 5.0% of net assets.

    SECURITY                  ACQUISITION DATE    ACQUISITION COST
    --------------------------------------------------------------
    Savannah Energy
      Services Corporation        05/30/01           $2,500,128
    Electric City
      Corporation(a)              12/11/02              906,191
    Electric City
      Corporation
      (Warrants)                  12/11/02               93,809

(a) Represents 91% of the market value per share of the unrestricted security of the same issuer on December 31, 2002 and on December 11, 2002, the date on which the purchase price was agreed to and an enforceable right to acquire the security was obtained.

 +  Non-income producing security.

 ++ Affiliated security.

ABBREVIATION:

ADR -- American Depositary Receipt

At December 31, 2002 the country diversification of the Munder Power Plus Fund was as follows:

                                      % OF
                                   NET ASSETS            VALUE
                                   ---------------------------
COMMON STOCKS:
United States..................       64.5%        $43,340,468
Canada.........................       19.1          12,790,312
Cayman Islands.................        2.9           1,947,283
Denmark........................        2.2           1,495,148
France.........................        2.2           1,437,267
South Africa...................        1.1             740,280
Bermuda........................        0.8             515,753
United Kingdom.................        0.5             345,788
                                     -----         -----------
TOTAL COMMON STOCKS............       93.3          62,612,299
WARRANTS.......................        0.1              76,887
REPURCHASE AGREEMENT...........        7.4           4,975,000
                                     -----         -----------
TOTAL INVESTMENTS..............      100.8          67,664,186
OTHER ASSETS AND LIABILITIES
  (NET)........................       (0.8)           (506,695)
                                     -----         -----------
NET ASSETS.....................      100.0%        $67,157,491
                                     =====         ===========

                       See Notes to Financial Statements.

MUNDER REAL ESTATE EQUITY INVESTMENT FUND
      Portfolio of Investments, December 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

SHARES                                                  VALUE
-------------------------------------------------------------
COMMON STOCKS -- 97.4%
   APARTMENTS -- 14.1%
    26,175    Apartment Investment &
                Management Company, Class A       $   981,039
    70,760    Archstone-Smith Trust                 1,665,691
    22,459    Avalon Bay Community, Inc.              879,045
    14,500    Camden Property Trust                   478,500
    96,400    Equity Residential                    2,369,512
    12,025    Essex Property Trust, Inc.              611,471
    40,300    Town & Country Trust                    850,330
                                                  -----------
                                                    7,835,588
                                                  -----------
   DIVERSIFIED -- 11.2%
     6,250    Cousins Properties, Inc.                154,375
    35,700    Crescent Real Estate Equities
                Company                               594,048
    36,700    iStar Financial, Inc.                 1,029,435
    39,900    Newcastle Investment Corporation        637,203
    36,600    One Liberty Properties, Inc.            560,712
    28,025    RAIT Investment Trust                   605,340
    54,325    Vornado Realty Trust                  2,020,890
    24,425    Washington Real Estate
                Investment Trust                      622,837
                                                  -----------
                                                    6,224,840
                                                  -----------
   HEALTHCARE -- 2.7%
    26,400    Health Care REIT, Inc.                  714,120
    69,500    Ventas, Inc.                            795,775
                                                  -----------
                                                    1,509,895
                                                  -----------
   HOTELS -- 4.5%
    23,200    Hospitality Properties Trust            816,640
   140,800    Host Marriott Corporation             1,246,080
    27,800    MeriStar Hospitality Corporation        183,480
    10,500    Starwood Hotels & Resorts
                Worldwide, Inc.                       249,270
                                                  -----------
                                                    2,495,470
                                                  -----------
   OFFICE AND INDUSTRIAL -- 29.8%
    28,125    AMB Property Corporation                769,500
    46,875    Boston Properties, Inc.               1,727,812
    20,525    CarrAmerica Realty Corporation          514,151
     8,650    CenterPoint Properties
                Corporation                           494,348
   180,400    Corporate Office Properties
                Trust, Inc.                         2,531,012
    45,900    Duke Realty Corporation               1,168,155
   105,999    Equity Office Properties Trust        2,647,855
    10,425    Kilroy Realty Corporation               240,296
    11,925    Mission West Properties, Inc.           118,058
   108,100    ProLogis Trust                        2,718,715
    28,100    PS Business Parks, Inc.                 893,580
    23,475    Reckson Associates Realty
                Corporation                           494,149
    71,500    SL Green Realty Corporation           2,259,400
                                                  -----------
                                                   16,577,031
                                                  -----------

SHARES                                                  VALUE
-------------------------------------------------------------
   REGIONAL MALLS -- 17.5%
    27,850    CBL & Associates Properties,
                Inc.                              $ 1,115,392
    49,200    General Growth Properties, Inc.       2,558,400
    94,625    Simon Property Group, Inc.            3,223,874
    42,900    The Mills Corp.                       1,258,686
    51,300    The Rouse Company                     1,626,210
                                                  -----------
                                                    9,782,562
                                                  -----------
   SELF STORAGE -- 2.4%
    41,775    Public Storage, Inc.                  1,349,750
                                                  -----------
   SHOPPING CENTERS -- 10.8%
    33,500    Developers Diversified Realty
                Corporation                           736,665
    79,500    Equity One, Inc.                      1,061,325
    68,900    Heritage Property Investment
                Trust                               1,720,433
    48,512    Kimco Realty Corporation              1,486,408
     8,900    Pan Pacific Retail Properties,
                Inc.                                  325,117
    18,800    Weingarten Realty Investors             692,968
                                                  -----------
                                                    6,022,916
                                                  -----------
   SPECIALTY -- 4.4%
   112,800    Correctional Properties Trust         2,447,760
                                                  -----------
TOTAL COMMON STOCKS
   (Cost $48,128,938)                              54,245,812
                                                  -----------
PRINCIPAL
AMOUNT
----------
REPURCHASE AGREEMENT -- 1.9%
   (Cost $1,044,000)
$1,044,000    Agreement with State Street Bank
                and Trust Company,
                1.000% dated 12/31/2002, to be
                repurchased at $1,044,058 on
                01/02/2003, collateralized
                by $900,000 U.S. Treasury
                Note,
                6.000% maturing 08/15/2009
                (value $1,067,625)                  1,044,000
                                                  -----------

TOTAL INVESTMENTS
   (Cost $49,172,938)                   99.3%      55,289,812
OTHER ASSETS AND LIABILITIES (NET)       0.7          380,837
                                       -----      -----------
NET ASSETS                             100.0%     $55,670,649
                                       =====      ===========

                       See Notes to Financial Statements.

MUNDER SMALL-CAP VALUE FUND
      Portfolio of Investments, December 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

SHARES                                                  VALUE
-------------------------------------------------------------
COMMON STOCKS -- 93.6%
   AEROSPACE & DEFENSE -- 3.3%
    27,900    Alliant Techsystems, Inc.+, ++     $  1,739,565
    33,900    Triumph Group, Inc.+                  1,082,766
                                                 ------------
                                                    2,822,331
                                                 ------------
   AUTOMOBILES -- 0.5%
    24,900    Monaco Coach Corporation+               412,095
                                                 ------------
   AUTO COMPONENTS -- 5.5%
    95,400    Aftermarket Technology
                Corporation+                        1,383,300
    40,000    American Axle & Manufacturing
                Holdings, Inc.+                       936,800
    12,600    BorgWarner, Inc.                        635,292
   114,200    Noble International Ltd.                890,760
    74,300    Spartan Motors, Inc.                    845,534
                                                 ------------
                                                    4,691,686
                                                 ------------
   BANKS -- 2.9%
    46,900    Prosperity Bancshares, Inc.             891,100
    16,000    UCBH Holdings, Inc.                     679,200
    24,000    Unizan Financial Corporation            474,000
    13,800    Wintrust Financial Corporation          432,216
                                                 ------------
                                                    2,476,516
                                                 ------------
   BEVERAGES -- 1.9%
    67,600    Constellation Brands, Inc.,
                Class A+                            1,602,796
                                                 ------------
   BIOTECHNOLOGY -- 0.3%
    37,800    Nabi Biopharmaceuticals+                234,360
                                                 ------------
   CHEMICALS -- 3.0%
    22,000    Cambrex Corporation                     664,620
    28,200    Minerals Technologies, Inc.           1,216,830
    32,400    Spartech Corporation                    668,412
                                                 ------------
                                                    2,549,862
                                                 ------------
   COMMERCIAL SERVICES & SUPPLIES -- 1.3%
    31,000    Headwaters, Inc.+                       480,810
    48,200    TRC Companies, Inc.+                    632,866
                                                 ------------
                                                    1,113,676
                                                 ------------
   COMMUNICATIONS EQUIPMENT -- 0.6%
   141,400    REMEC, Inc.+                            548,632
                                                 ------------
   COMPUTERS & PERIPHERALS -- 1.2%
   190,450    Qualstar Corporation+                 1,041,761
                                                 ------------
   CONSTRUCTION & ENGINEERING -- 1.2%
    94,400    Baker Michael Corporation+            1,033,680
                                                 ------------
   CONTAINERS & PACKAGING -- 1.0%
    28,800    AptarGroup, Inc.                        899,712
                                                 ------------
   DIVERSIFIED FINANCIALS -- 8.2%
    14,400    Affiliated Managers Group,
                Inc.+                                 724,320
    55,100    American Capital Strategies
                Ltd.                                1,189,609
    85,100    American Home Mortgage
                Holdings, Inc.                        936,100
    40,000    Financial Federal Corporation+        1,005,200

SHARES                                                  VALUE
-------------------------------------------------------------
   DIVERSIFIED FINANCIALS (CONTINUED)
   120,100    MCG Capital Corporation            $  1,289,874
    76,200    New Century Financial
                Corporation                         1,934,718
                                                 ------------
                                                    7,079,821
                                                 ------------
   ELECTRIC UTILITIES -- 2.1%
    78,100    ALLETE                                1,771,308
                                                 ------------
   ELECTRICAL EQUIPMENT -- 4.9%
   190,950    Active Power, Inc.+                     339,891
   612,000    Capstone Turbine Corporation+           550,800
    25,300    Franklin Electric Co., Inc.           1,214,653
   262,800    Manufacturers' Services Ltd.+         1,455,912
    39,300    Powell Industries, Inc.+                671,205
                                                 ------------
                                                    4,232,461
                                                 ------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.0%
    21,700    Itron, Inc.+                            415,989
    33,700    Keithley Instruments, Inc.              421,250
                                                 ------------
                                                      837,239
                                                 ------------
   ENERGY EQUIPMENT & SERVICES -- 8.0%
    41,700    FMC Technologies, Inc.+                 851,931
   131,300    Hanover Compressor Company+           1,205,334
    78,900    Key Energy Group, Inc.+                 707,733
    87,600    NATCO Group, Inc., Class A+             550,128
    24,700    Offshore Logistics, Inc.+               541,424
    31,550    Oil States International, Inc.+         406,995
   100,400    Pason Systems, Inc+                     759,499
   145,345    Stolt Offshore SA, ADR+                 207,843
    93,200    Tesco Corporation+                    1,100,692
    69,500    Willbros Group, Inc.+                   571,290
                                                 ------------
                                                    6,902,869
                                                 ------------
   FOOD PRODUCTS -- 1.7%
    40,100    American Italian Pasta Company,
                Class A+                            1,442,798
                                                 ------------
   GAS UTILITIES -- 1.2%
    33,600    New Jersey Resources
                Corporation                         1,061,424
                                                 ------------
   HEALTH CARE EQUIPMENT & SUPPLIES -- 3.9%
    70,000    Orthofix International N.V.+          1,963,500
    32,500    PolyMedica Corporation+, ++           1,002,300
    13,800    Respironics, Inc.+                      419,948
                                                 ------------
                                                    3,385,748
                                                 ------------
   HEALTH CARE PROVIDERS & SERVICES -- 5.4%
    57,700    AMERIGROUP Corporation+               1,748,887
    55,000    IMPAC Medical Systems, Inc.+          1,018,600
    31,500    MAXIMUS, Inc.+                          822,150
    62,900    Owens & Minor, Inc.                   1,032,818
                                                 ------------
                                                    4,622,455
                                                 ------------
   HOTELS, RESTAURANTS & LEISURE -- 2.4%
    56,700    Penn National Gaming, Inc.+             899,262
    69,100    Ruby Tuesday, Inc.                    1,194,739
                                                 ------------
                                                    2,094,001
                                                 ------------

                       See Notes to Financial Statements.

MUNDER SMALL-CAP VALUE FUND
      Portfolio of Investments, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

SHARES                                                  VALUE
-------------------------------------------------------------
   HOUSEHOLD DURABLES -- 3.1%
    51,000    Mathews International
                Corporation, Class A             $  1,138,881
    14,900    Pulte Homes, Inc.                       713,263
    24,200    The Ryland Group, Inc.                  807,070
                                                 ------------
                                                    2,659,214
                                                 ------------
   INSURANCE -- 4.4%
    34,000    Arthur J. Gallagher & Company           998,920
    36,700    Radian Group, Inc.                    1,363,405
    30,300    RenaissanceRe Holdings Ltd.           1,199,880
     9,300    RLI Corporation                         259,470
                                                 ------------
                                                    3,821,675
                                                 ------------
   INTERNET & CATALOG RETAIL -- 1.1%
    46,200    Alloy, Inc.+                            505,890
    22,500    School Specialty, Inc.+                 449,550
                                                 ------------
                                                      955,440
                                                 ------------
   INTERNET SOFTWARE & SERVICES -- 1.3%
   137,900    webMethods, Inc.+                     1,133,538
                                                 ------------
   LEISURE EQUIPMENT & PRODUCTS -- 1.1%
    48,600    Action Performance Companies,
                Inc.                                  923,400
                                                 ------------
   MACHINERY -- 1.7%
    17,000    Manitowoc Co., Inc.                     433,500
    16,100    Oshkosh Truck Corporation               990,150
                                                 ------------
                                                    1,423,650
                                                 ------------
   REAL ESTATE -- 11.3%
    68,500    Annaly Mortgage Management,
                Inc.                                1,287,800
    70,600    Anthracite Capital, Inc.                769,540
    38,100    Anworth Mortgage Asset
                Corporation                           478,917
   130,300    Corporate Office Properties
                Trust                               1,828,109
    50,700    Correctional Properties Trust         1,100,190
    47,800    FBR Asset Investment
                Corporation                         1,620,420
    26,100    Newcastle Investment
                Corporation                           416,817
    64,300    RAIT Investment Trust                 1,388,880
    25,700    SL Green Realty Corporation             812,120
                                                 ------------
                                                    9,702,793
                                                 ------------
   ROAD & RAIL -- 3.4%
    81,550    Genesee & Wyoming, Inc., Class
                A+                                  1,659,542
    11,100    Landstar System, Inc.+                  647,796
    20,700    Old Dominion Freight Line,
                Inc.+                                 586,845
                                                 ------------
                                                    2,894,183
                                                 ------------
   SOFTWARE -- 0.9%
   320,800    Caminus Corporation+                    750,672
                                                 ------------
   SPECIALTY RETAIL -- 3.2%
    40,400    Hibbett Sporting Goods, Inc.+           966,368
    35,600    Lithia Motors, Inc., Class A+           558,564
    64,100    Party City Corporation+                 769,200
    29,500    Sonic Automotive, Inc., Class
                A+                                    438,665
                                                 ------------
                                                    2,732,797
                                                 ------------

SHARES                                                  VALUE
-------------------------------------------------------------
   TEXTILES, APPAREL & LUXURY GOODS -- 0.6%
    74,850    Quaker Fabric Corporation+         $    520,208
                                                 ------------
TOTAL COMMON STOCKS
   (Cost $79,973,383)                              80,374,801
                                                 ------------
PRINCIPAL
AMOUNT
----------
REPURCHASE AGREEMENT -- 6.4%
   (Cost $5,503,000)
$5,503,000    Agreement with State Street
                Bank and Trust Company
                1.000% dated 12/31/2002, to
                be repurchased at $5,503,306
                on 01/02/2003, collateralized
                by $5,250,000 U.S. Treasury
                Bond,
                5.250% maturing 02/15/2029
                (value $5,617,500)                  5,503,000
                                                 ------------

OTHER INVESTMENTS*
   (Cost $14,620,092)                  17.0%       14,620,092
                                      -----      ------------
TOTAL INVESTMENTS
   (Cost $100,096,475)                117.0%      100,497,893
OTHER ASSETS AND LIABILITIES (NET)    (17.0)      (14,576,520)
                                      -----      ------------
NET ASSETS                            100.0%     $ 85,921,373
                                      =====      ============

------------

 * As of December 31, 2002, the market value of the securities on loan is $13,917,341. Cash collateral received for securities loaned of $14,620,092 is invested in 14,620,092 shares of the State Street Navigator Securities Lending Trust-Prime Portfolio.

 + Non-income producing security.

++ Security, or a portion thereof, is pledged as collateral for call options written.

ABBREVIATION:

ADR -- American Depositary Receipt

OPEN OPTION CONTRACTS WRITTEN

                       NUMBER OF    EXERCISE    EXPIRATION
NAME OF ISSUER         CONTRACTS     PRICE         DATE        VALUE
---------------------------------------------------------------------
Alliant Techsystems,
  Inc., Call Options      200         $80       01/18/2003    $ 2,000
PolyMedica
  Corporation, Call
  Options                 325          35       03/22/2003     81,250
                                                              -------
                                                              $83,250
                                                              =======

                       See Notes to Financial Statements.

MUNDER SMALL-CAP VALUE FUND
      Portfolio of Investments, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

At December 31, 2002 the country diversification of the Munder Small-Cap Value Fund was as follows:

                                       %
                                   NET ASSETS             VALUE
                                   ----------------------------
COMMON STOCKS:
United States..................        87.5%       $ 75,143,387
Netherlands....................         2.3           1,963,500
Canada.........................         2.2           1,860,191
Bermuda........................         1.4           1,199,880
United Kingdom.................         0.2             207,843
                                     ------        ------------
TOTAL COMMON STOCKS............        93.6          80,374,801
REPURCHASE AGREEMENT...........         6.4           5,503,000
OTHER INVESTMENTS..............        17.0          14,620,092
                                     ------        ------------
TOTAL INVESTMENTS..............       117.0         100,497,893
OTHER ASSETS AND LIABILITIES
  (NET)........................       (17.0)        (14,576,520)
                                     ------        ------------
NET ASSETS.....................       100.0%       $ 85,921,373
                                     ======        ============

                       See Notes to Financial Statements.

MUNDER SMALL COMPANY GROWTH FUND
      Portfolio of Investments, December 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

SHARES                                                   VALUE
--------------------------------------------------------------
COMMON STOCKS -- 99.2%
   AEROSPACE & DEFENSE -- 1.0%
  13,600     DRS Technologies, Inc.               $    426,088
                                                  ------------
   BANKS -- 4.0%
  10,700     Commerce Bancorp, Inc.                    462,133
  32,700     Prosperity Bancshares, Inc.               621,300
  22,950     Southwest Bancorporation of
               Texas, Inc.+                            661,190
                                                  ------------
                                                     1,744,623
                                                  ------------
   BIOTECHNOLOGY -- 4.5%
  26,800     Cell Genesys, Inc.+                       298,847
  23,050     Charles River Laboratories
               International, Inc.+                    886,964
  18,200     Enzon Pharmaceuticals, Inc.+              304,304
  44,600     Serologicals Corporation+                 490,600
                                                  ------------
                                                     1,980,715
                                                  ------------
   BUILDING PRODUCTS -- 2.4%
  30,350     Trex Company, Inc.+                     1,071,355
                                                  ------------
   COMMERCIAL SERVICES & SUPPLIES -- 10.1%
  16,700     Bright Horizons Family Solutions,
               Inc.                                    469,604
  27,800     Corinthian Colleges, Inc.+              1,052,508
  19,100     Corporate Executive Board
               Company+                                609,672
  17,675     Education Management Corporation+         664,580
  29,900     Headwaters, Inc.+                         463,749
  21,900     NDCHealth Corporation                     435,810
  56,250     Right Management Consultants,
               Inc.+                                   745,312
                                                  ------------
                                                     4,441,235
                                                  ------------
   COMMUNICATIONS EQUIPMENT -- 3.1%
 242,400     Alvarion, Ltd.                            453,288
  50,800     Anaren, Inc.+                             447,040
  64,700     SpectraLink Corporation+                  464,546
                                                  ------------
                                                     1,364,874
                                                  ------------
   DIVERSIFIED FINANCIALS -- 5.0%
  35,800     Federal Agricultural Mortgage
               Corporation+                          1,096,912
  31,525     Financial Federal Corporation+            792,223
  12,300     New Century Financial Corporation         312,297
                                                  ------------
                                                     2,201,432
                                                  ------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS -- 7.2%
  18,000     Craftmade International, Inc.             277,200
  47,700     Intermagnetics General
               Corporation                             936,828
  36,800     OSI Systems, Inc.+                        624,864
  11,823     ScanSource, Inc.+                         582,874
  25,825     Varian, Inc.+                             740,919
                                                  ------------
                                                     3,162,685
                                                  ------------
   ENERGY EQUIPMENT & SERVICES -- 2.9%
  22,600     FMC Technologies, Inc.+                   461,718
  64,325     Key Energy Services, Inc.+                576,995
  27,600     Willbros Group, Inc.+                     226,872
                                                  ------------
                                                     1,265,585
                                                  ------------

SHARES                                                   VALUE
--------------------------------------------------------------
   FOOD & DRUG RETAILING -- 4.6%
  23,650     Performance Food Group Company+      $    803,130
  47,700     United Natural Foods, Inc.+             1,209,195
                                                  ------------
                                                     2,012,325
                                                  ------------
   HEALTH CARE EQUIPMENT & SUPPLIES -- 1.9%
  29,075     Orthofix International N.V.+              815,554
                                                  ------------
   HEALTH CARE PROVIDERS & SERVICES -- 9.1%
  16,700     AMN Healthcare Services, Inc.+            282,397
  16,400     LifePoint Hospitals, Inc.+                490,868
  26,750     Mid Atlantic Medical Services,
               Inc.+                                   866,700
  93,100     MIM Corporation+                          539,980
   6,150     Odyssey Healthcare, Inc.+                 213,405
  63,225     Option Care, Inc.+                        503,271
  53,450     Province Healthcare Company+              520,069
  43,100     Select Medical Corporation+               581,419
                                                  ------------
                                                     3,998,109
                                                  ------------
   HOTELS, RESTAURANTS & LEISURE -- 2.6%
  13,600     RARE Hospitality International,
               Inc.+                                   375,632
  45,300     Ruby Tuesday, Inc.                        783,237
                                                  ------------
                                                     1,158,869
                                                  ------------
   HOUSEHOLD DURABLES -- 2.5%
  20,850     La-Z-Boy, Inc.                            499,983
   9,100     Toro Company                              581,490
                                                  ------------
                                                     1,081,473
                                                  ------------
   INSURANCE -- 2.9%
  18,300     Scottish Annuity & Life Holdings,
               Ltd.                                    319,335
  25,900     Triad Guaranty, Inc.+                     954,674
                                                  ------------
                                                     1,274,009
                                                  ------------
   INTERNET & CATALOG RETAIL -- 1.3%
  27,450     School Specialty, Inc.+                   548,451
                                                  ------------
   INTERNET SOFTWARE & SERVICES -- 2.0%
  10,466     Parthusceva, Inc.                          61,854
  38,700     Websense, Inc.+                           826,671
                                                  ------------
                                                       888,525
                                                  ------------
   IT CONSULTING & SERVICES -- 1.8%
  14,400     Caci International, Inc.                  513,216
  14,700     ManTech International
               Corporation, Class A+                   280,329
                                                  ------------
                                                       793,545
                                                  ------------
   LEISURE EQUIPMENT & PRODUCTS -- 1.0%
  34,050     Nautilus Group, Inc.+                     454,908
                                                  ------------
   MACHINERY -- 2.2%
  21,200     Actuant Corporation, Class A+             984,740
                                                  ------------
   MEDIA -- 1.2%
  16,100     ADVO, Inc.+                               528,563
                                                  ------------

                       See Notes to Financial Statements.

MUNDER SMALL COMPANY GROWTH FUND
      Portfolio of Investments, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

SHARES                                                   VALUE
--------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   PHARMACEUTICALS -- 3.9%
  49,800     American Pharmaceutical Partners,
               Inc.+                              $    886,440
  51,499     SICOR, Inc.+                              816,259
                                                  ------------
                                                     1,702,699
                                                  ------------
   REAL ESTATE -- 1.3%
  22,650     Cousins Properties, Inc.                  559,455
                                                  ------------
   ROAD & RAIL -- 2.0%
  42,000     Genesee & Wyoming, Inc., Class A+         854,700
                                                  ------------
   SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 3.2%
  31,400     DSP Group, Inc.+                          496,748
  50,824     Pericom Semiconductor
               Corporation+                            422,348
  63,625     White Electronic Designs
               Corporation+                            486,731
                                                  ------------
                                                     1,405,827
                                                  ------------
   SOFTWARE -- 8.4%
  20,450     Activision, Inc.+                         298,366
  58,600     Borland Software Corporation+             720,780
  24,575     FactSet Research Systems, Inc.            694,735
  20,962     Fair, Issac & Company, Inc.               895,077
  38,375     FileNET Corporation+                      468,175
  46,725     Verity, Inc.+                             625,695
                                                  ------------
                                                     3,702,828
                                                  ------------
   SPECIALTY RETAIL -- 7.1%
   4,700     Aeropostale, Inc.+                         49,679
  33,050     Cost Plus, Inc.+                          947,543
  25,800     O'Reilly Automotive, Inc.+                652,482
  12,300     Rent-A-Center, Inc.+                      614,385
  25,800     The Wet Seal, Inc., Class A+              277,634
  24,450     Too, Inc.+                                575,064
                                                  ------------
                                                     3,116,787
                                                  ------------
TOTAL COMMON STOCKS
   (Cost $45,496,849)                               43,539,959
                                                  ------------

SHARES                                                   VALUE
--------------------------------------------------------------
WARRANTS -- 0.0%
   (Cost $0)
   CONTAINERS & PACKAGING -- 0.0%
  36,047     American Bank Note Holographics,
               Inc.,
               expires 6/18/03+                   $          0
                                                  ------------
PRINCIPAL
AMOUNT
---------
REPURCHASE AGREEMENT -- 0.9%
   (Cost $424,000)
$424,000     Agreement with State Street Bank
               and Trust Company,
               1.00% dated 12/31/2002, to be
               repurchased at $424,024 on
               01/02/2003, collateralized by
               $295,000 U.S. Treasury Bond,
               8.500% maturing 02/15/2020
               (value $436,969)                        424,000
                                                  ------------


OTHER INVESTMENTS*
   (Cost $10,090,083)                   23.0%       10,090,083
                                      ------      ------------
TOTAL INVESTMENTS
   (Cost $56,010,932)                  123.1%       54,054,042
OTHER ASSETS AND LIABILITIES (NET)     (23.1)      (10,159,459)
                                      ------      ------------
NET ASSETS                             100.0%     $ 43,894,583
                                      ======      ============

------------

* As of December 31, 2002, the market value of the securities on loan is $9,618,400. Cash collateral received for securities loaned of $10,090,083 is invested in 10,090,083 shares of the State Street Navigator Securities Lending Trust-Prime Portfolio.

+ Non-income producing security.

                       See Notes to Financial Statements.

MUNDER BOND FUND
      Portfolio of Investments, December 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                               VALUE
----------------------------------------------------------
ASSET-BACKED SECURITIES -- 8.5%
   CREDIT CARD -- 6.2%
$2,000,000   Capital One Master Trust,
               Series 2001-8A, Class A,
               4.600% due 08/17/2009          $  2,104,451
 2,000,000   MBNA Master Credit Card Trust,
               Series 1996-A, Class A,
               1.630% due 07/15/2005             2,000,359
 3,000,000   Standard Credit Card Master
               Trust,
               Series 1994-2, Class A,
               7.250% due 04/07/2008             3,404,853
                                              ------------
                                                 7,509,663
                                              ------------
   UTILITIES -- 2.3%
 1,500,000   Connecticut RRB Special Purpose
               Trust,
               Series 2001-1, Class A3,
               5.730% due 03/30/2009             1,639,577
 1,000,000   Detroit Edison Securitization
               Funding LLC,
               Series 2001-1 Class A3,
               5.875% due 03/01/2010             1,104,079
                                              ------------
                                                 2,743,656
                                              ------------
TOTAL ASSET-BACKED SECURITIES
   (Cost $9,758,262)                            10,253,319
                                              ------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CMO) -- 2.4%
   FINANCE -- 0.9%
 1,000,000   LB-UBS Commercial Mortgage
               Trust,
               Series 2002-C4, Class A5,
               4.853% due 09/15/2031             1,015,380
                                              ------------
   WHOLE LOAN CMOS -- 1.5%
 1,000,000   Credit Suisse First Boston
               Mortgage Securities
               Corporation, Series 2002-CP5,
               Class F, 144A,
               5.783% due 12/15/2035+            1,005,000
   820,000   J P Morgan Chase Commercial
               Mortgage Corporation, Series
               2002-C3, Class F, 144A,
               5.770% due 07/12/2035+              824,071
                                              ------------
                                                 1,829,071
                                              ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (CMO)
   (Cost $2,833,967)                             2,844,451
                                              ------------
COMMERCIAL MORTGAGE-BACKED SECURITIES -- 3.6%
 1,500,000   Banc of America Commercial
               Mortgage, Inc., Series
               2002-2, Class A3,
               5.118% due 07/11/2043             1,558,200
 2,500,000   Chase Commercial Mortgage
               Securities Corporation,
               Series 1998-2, Class A2,
               6.390% due 11/18/2030             2,801,777
                                              ------------
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
   (Cost $4,120,005)                             4,359,977
                                              ------------

PRINCIPAL
AMOUNT                                               VALUE
----------------------------------------------------------
CORPORATE BONDS AND NOTES -- 52.3%
   FINANCIALS -- 21.0%
$1,085,000   Axa,
               8.600% due 12/15/2030          $  1,239,463
 1,000,000   Block Financial Corporation,
               8.500% due 04/15/2007             1,152,369
 1,000,000   Capital One Bank, MTN,
               6.875% due 02/01/2006               967,452
 1,875,000   Credit Suisse First Boston USA,
               Inc.,
               4.625% due 01/15/2008             1,900,614
 1,500,000   EOP Operating Limited
               Partnership,
               7.875% due 07/15/2031             1,633,489
 2,000,000   General Motors Acceptance
               Corporation, MTN,
               7.250% due 03/02/2011             2,038,062
 1,690,000   Heller Financial, Inc.,
               6.375% due 03/15/2006             1,873,534
 2,000,000   Household Finance Corporation,
               5.750% due 01/30/2007             2,093,230
 2,000,000   Jackson National Life Insurance
               Company, MTN,
               144A, 5.250% due 03/15/2007+      2,117,632
 2,055,000   Landesbank Baden-Wurttemberg,
               MTN,
               6.350% due 04/01/2012             2,282,904
 1,400,000   Nationwide Financial Services,
               Inc.,
               6.250% due 11/15/2011             1,460,038
 1,300,000   PHH Corporation, MTN,
               8.125% due 02/03/2003             1,303,250
 1,800,000   Suntrust Bank, MTN,
               5.450% due 12/01/2017             1,857,017
 1,500,000   U.S. Bank N.A.,
               6.375% due 08/01/2011             1,682,331
 1,525,000   USA Education, Inc., MTN,
               5.625% due 04/10/2007             1,658,570
                                              ------------
                                                25,259,955
                                              ------------
   INDUSTRIAL -- 25.0%
 1,495,000   Anheuser-Busch Companies,
               9.000% due 12/01/2009             1,934,270
 1,300,000   AT&T Wireless Services, Inc.,
               8.750% due 03/01/2031             1,274,000
 1,430,000   Caterpillar Financial Services
               Corporation,
               4.875% due 06/15/2007             1,521,101
 1,475,000   Coca-Cola Enterprises,
               8.500% due 02/01/2022             1,908,410
 1,700,000   ConocoPhillips, 144A,
               3.625% due 10/15/2007+            1,714,413
 1,300,000   Cox Communications, Inc.,
               7.125% due 10/01/2012             1,443,954
 1,500,000   Diageo Capital PLC,
               3.500% due 11/19/2007             1,507,644
   750,000   Dover Corporation,
               6.450% due 11/15/2005               828,909

                       See Notes to Financial Statements.

MUNDER BOND FUND
      Portfolio of Investments, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                               VALUE
----------------------------------------------------------
CORPORATE BONDS AND NOTES (CONTINUED)
   INDUSTRIAL (CONTINUED)
$2,265,000   Eli Lilly and Company,
               8.375% due 02/07/2005          $  2,542,997
 1,500,000   Ford Motor Company,
               7.450% due 07/16/2031             1,304,803
 1,620,000   Gannett Company, Inc.,
               6.375% due 04/01/2012             1,840,788
 1,000,000   International Business Machines
               Corporation,
               5.875% due 11/29/2032               989,501
 1,000,000   International Paper Company,
               144A,
               5.850% due 10/30/2012+            1,047,042
 1,000,000   Kroger Company,
               6.750% due 04/15/2012             1,106,605
 2,000,000   Lowe's Companies, Inc.,
               7.500% due 12/15/2005             2,280,688
 1,700,000   Motorola, Inc.,
               6.450% due 02/01/2003             1,700,000
 1,750,000   Procter & Gamble,
               9.360% due 01/01/2021             2,406,040
 1,560,000   Target Corporation,
               5.375% due 06/15/2009             1,659,239
   900,000   Texaco Capital, Inc.,
               5.500% due 01/15/2009               984,464
                                              ------------
                                                29,994,868
                                              ------------
   TRANSPORTATION -- 2.5%
   931,157   Continental Airlines, Inc.,
               Class B, Series 2001-1,
               6.703% due 06/15/2021               808,660
 1,300,000   Norfolk Southern Corporation,
               6.000% due 04/30/2008             1,424,029
 2,326,012   United Air Lines, Inc.,
               8.030% due 07/01/2011               830,666
                                              ------------
                                                 3,063,355
                                              ------------
   UTILITIES -- 3.8%
 1,035,000   Constellation Energy Group,
               Inc.,
               7.600% due 04/01/2032             1,057,882
 1,225,000   National Rural Utilities
               Cooperative Finance
               Corporation,
               6.000% due 05/15/2006             1,336,365
 1,920,000   Verizon New England, Inc.,
               6.500% due 09/15/2011             2,119,985
                                              ------------
                                                 4,514,232
                                              ------------
TOTAL CORPORATE BONDS AND NOTES
   (Cost $61,220,838)                           62,832,410
                                              ------------
NON-U.S. SUBNATIONAL GOVERNMENT -- 1.0%
   (Cost $1,243,115)
 1,250,000   New Brunswick Province,
               3.500% due 10/23/2007             1,269,631
                                              ------------

PRINCIPAL
AMOUNT                                               VALUE
----------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 7.1%
   FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 4.7%
             FHLMC:
$  500,000     3.500% due 09/15/2003          $    507,736
 2,500,000     6.250% due 03/05/2012             2,744,208
 2,115,000     6.250% due 07/15/2032             2,395,927
                                              ------------
                                                 5,647,871
                                              ------------
   GOVERNMENT AGENCY DEBENTURES -- 2.4%
 2,600,000   Tennessee Valley Authority,
               6.375% due 06/15/2005             2,859,373
                                              ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $7,959,740)                             8,507,244
                                              ------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 19.4%
   COLLATERALIZED MORTGAGE OBLIGATIONS (CMO) -- 9.2%
             Federal Home Loan Mortgage
               Corporation
 5,000,000     Series 2132, Class PD,
                 6.000% due 11/15/2027           5,262,633
 1,925,000     Series 1702 A, Class PD,
                 6.500% due 04/15/2022           1,991,410
             Federal National Mortgage
               Association:
 3,400,000     Series 2002-M2, Class C,
                 4.717% due 08/25/2012           3,427,947
   404,800     Remic Trust 1997 G1 Class K,
                 6.750% due 02/18/2004             413,849
                                              ------------
                                                11,095,839
                                              ------------
   FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 2.2%
             FHLMC:
   314,516     Pool #E62394, Gold,
                 7.500% due 09/01/2010             330,840
 2,106,677     Pool #C30261,
                 7.500% due 08/01/2029           2,242,313
                                              ------------
                                                 2,573,153
                                              ------------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 7.4%
             FNMA:
   600,000     Pool #385677,
                 4.680% due 12/01/2012             603,711
 3,648,106     Pool #455598,
                 5.500% due 12/01/2028           3,738,279
 2,690,281     Pool #385278,
                 6.110% due 07/01/2012           2,983,673
   564,165     Pool #303105,
                 11.000% due 11/01/2020            655,256
   819,153     Pool #100081,
                 11.500% due 08/20/2016            953,591
                                              ------------
                                                 8,934,510
                                              ------------
   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) -- 0.6%
   618,857   GNMA, Pool #780584,
               7.000% due 06/15/2027               659,149
                                              ------------
TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
   (Cost $21,914,757)                           23,262,651
                                              ------------

                       See Notes to Financial Statements.

MUNDER BOND FUND
      Portfolio of Investments, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                               VALUE
----------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 2.7%
   U.S. TREASURY NOTES -- 2.7%
$1,680,990   3.625% due 01/15/2008, TIPS      $  1,844,362
 1,380,000   5.500% due 02/28/2003               1,389,380
                                              ------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $3,199,281)                             3,233,742
                                              ------------
REPURCHASE AGREEMENT -- 3.3%
   (Cost $3,965,000)
 3,965,000   Agreement with State Street
               Bank and Trust Company,
               1.000% dated 12/31/2002, to
               be repurchased at $3,965,220
               on 01/02/2003, collateralized
               by $3,360,000 U.S. Treasury
               Bond,
               6.250% maturing 08/15/2023
               (value 4,048,800)                 3,965,000
                                              ------------

OTHER INVESTMENTS*
   (Cost $8,493,319)                 7.1%        8,493,319
                                   -----      ------------
TOTAL INVESTMENTS
   (Cost $124,708,284)             107.4%      129,021,744
OTHER ASSETS AND LIABILITIES
  (NET)                             (7.4)       (8,922,959)
                                   -----      ------------
NET ASSETS                         100.0%     $120,098,785
                                   =====      ============

------------

* As of December 31, 2002, the market value of the securities on loan is $8,384,899. Cash collateral received for securities loaned of $8,493,319 is invested in 8,493,319 shares of the State Street Navigator Securities Lending Trust-Prime Portfolio.

+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

ABBREVIATIONS:

TIPS -- Treasury Inflation-Protection Security

MTN -- Medium Term Note

                       See Notes to Financial Statements.

MUNDER INTERMEDIATE BOND FUND
      Portfolio of Investments, December 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                  VALUE
-------------------------------------------------------------
ASSET-BACKED SECURITIES -- 12.0%
   AUTO LOAN -- 3.3%
$ 5,240,000    Ford Credit Auto Owner Trust,
                 Series 2000-G Class A5,
                 6.660% due 01/15/2005           $  5,472,706
  6,300,000    National City Auto Receivables
                 Trust, Series 2002-A, Class
                 A3,
                 4.040% due 07/15/2006              6,481,952
                                                 ------------
                                                   11,954,658
                                                 ------------
   CREDIT CARD -- 3.2%
  2,000,000    AIG Credit Premium Finance
                 Master Trust, Series 2002-1
                 Class A,
                 1.620% due 12/15/2006              2,007,500
  4,145,000    Citibank Credit Card Issuance
                 Trust, Series 2001-A8 Class
                 A8,
                 4.100% due 12/07/2006              4,314,438
  5,000,000    MBNA Credit Card Master Note
                 Trust, 2001-C3 Class C3,
                 6.550% due 12/15/2008              5,413,493
                                                 ------------
                                                   11,735,431
                                                 ------------
   EQUIPMENT LEASE -- 1.0%
  3,500,000    CIT Equipment Collateral,
                 Series 2001-A Class A3,
                 4.320% due 05/20/2005              3,564,548
                                                 ------------
   HOME EQUITY LOANS -- 0.8%
  3,035,510    Contimortgage Home Equity
                 Loan, 1997 2 Pass thru
                 Certificate Class A9,
                 7.090% due 04/15/2028              3,073,434
                                                 ------------
   HOTEL MORTGAGE LOANS -- 0.8%
  2,726,292    Marriott Vacation Club Owner
                 Trust, MTN, Series 2000-1A
                 Class B, 144A,
                 7.050% due 04/15/2007++            2,758,662
                                                 ------------
   STUDENT LOANS -- 1.0%
  3,625,380    SallieMae Student Loan Trust,
                 Class A2,
                 1.777% due 01/25/2010+             3,642,695
                                                 ------------
   UTILITIES -- 1.9%
  1,415,000    Connecticut RRB Special
                 Purpose Trust, Series 2001-1
                 Class A3,
                 5.730% due 03/30/2009              1,546,667
  5,100,000    Public Service New Hampshire
                 Funding LLC, Series 2001-1
                 Class A2,
                 5.730% due 11/01/2010              5,543,464
                                                 ------------
                                                    7,090,131
                                                 ------------
TOTAL ASSET-BACKED SECURITIES
   (Cost $42,381,539)                              43,819,559
                                                 ------------

PRINCIPAL
AMOUNT                                                  VALUE
-------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CMO) -- 1.4%
$ 3,000,000    G. E. Capital Commercial
                 Mortgage Corporation, Series
                 2002-2A Class A3,
                 5.349% due 08/11/2036           $  3,158,527
  2,000,000    Greenwich Capital Commercial
                 Funding Corporation,
                 5.803% due 11/11/2012++            2,009,854
                                                 ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (CMO)
   (Cost $5,024,489)                                5,168,381
                                                 ------------
CORPORATE BONDS AND NOTES -- 42.5%
   FINANCIALS -- 26.5%
  5,000,000    American Express Bank, Ltd.,
                 MTN,
                 5.000% due 02/10/2004+             5,204,280
  5,000,000    American General Finance
                 Corporation, MTN,
                 5.910% due 06/12/2006              5,378,045
  2,570,000    Associates Corporation of
                 North America, MTN,
                 8.250% due 10/15/2004              2,831,477
  3,000,000    Camden Property Trust,
                 5.875% due 11/30/2012              3,044,310
  5,000,000    Countrywide Home Loans, Inc.,
                 MTN,
                 5.625% due 05/15/2007              5,348,120
  5,000,000    Deutsche Bank Financial,
                 6.700% due 12/13/2006              5,535,485
  5,000,000    EOP Operating LP,
                 7.000% due 07/15/2011              5,447,815
  2,200,000    Ford Motor Credit Company,
                 6.875% due 02/01/2006              2,203,854
  2,400,000    Ford Motor Credit Company,
                 6.500% due 02/15/2006              2,409,101
  6,500,000    General Electric Capital
                 Corporation, MTN,
                 7.375% due 01/19/2010              7,549,965
  2,900,000    General Motors Acceptance
                 Corporation,
                 6.625% due 10/15/2005              2,987,600
  2,000,000    General Motors Acceptance
                 Corporation, MTN,
                 7.250% due 03/02/2011              2,038,062
  5,000,000    Household Finance Corporation,
                 5.750% due 01/30/2007              5,233,075
  3,000,000    Jackson National Life
                 Insurance Company, 144A,
                 MTN,
                 5.250% due 03/15/2007++            3,176,448
  1,700,000    Landesbank Baden Wurttemberg,
                 MTN,
                 6.350% due 04/01/2012              1,888,533
  3,000,000    MBNA America Bank NA,
                 6.625% due 06/15/2012              3,053,685
  3,825,000    PHH Corporation, MTN,
                 8.125% due 02/03/2003              3,834,563
  5,000,000    SunAmerica Institutional, MTN,
                 5.750% due 02/16/2009              5,391,005

                       See Notes to Financial Statements.

MUNDER INTERMEDIATE BOND FUND
      Portfolio of Investments, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                  VALUE
-------------------------------------------------------------
   FINANCIALS (CONTINUED)
$ 1,150,000    Suntrust Bank, MTN,
                 5.450% due 12/01/2017           $  1,186,427
  3,360,000    Swiss Bank Corporation,
                 7.250% due 09/01/2006              3,780,383
  1,050,000    Toyota Motor Credit
                 Corporation,
                 5.500% due 12/15/2008              1,140,018
  5,000,000    Transamerica Finance
                 Corporation, MTN,
                 6.370% due 05/14/2004              5,271,940
  5,000,000    UBS Preferred Funding Trust
                 II,
                 7.247% due 06/29/2049              5,658,985
  3,845,000    USA Education Incorporated,
                 MTN,
                 5.625% due 04/10/2007              4,181,772
  2,510,000    Westdeutsche Landesbank,
                 6.050% due 01/15/2009              2,801,381
                                                 ------------
                                                   96,576,329
                                                 ------------
   INDUSTRIALS -- 11.6%
  4,178,000    Anheuser-Busch Companies,
                 9.000% due 12/01/2009              5,405,605
  2,520,000    Cardinal Health Incorporated,
                 4.450% due 06/30/2005              2,645,123
  5,000,000    Caterpillar Financial Services
                 Corporation,
                 4.875% due 06/15/2007              5,318,535
  2,089,733    Chevron Corporation,
                 8.110% due 12/01/2004              2,220,843
  3,000,000    Conocophillips, 144A,
                 4.750% due 10/15/2012++            3,016,089
  2,455,000    Cox Communications, Inc.,
                 7.125% due 10/01/2012              2,726,852
  1,000,000    International Paper Company,
                 6.750% due 09/01/2011              1,112,709
  1,000,000    International Paper Company,
                 144A,
                 5.850% due 10/30/2012++            1,047,042
  3,000,000    Kroger Company,
                 6.750% due 04/15/2012              3,319,815
  3,000,000    Newell Rubbermaid, Inc.,
                 4.625% due 12/15/2009              3,060,354
  2,900,000    Norfolk Southern Corporation,
                 6.000% due 04/30/2008              3,176,680
  2,000,000    Occidental Petroleum
                 Corporation, MTN,
                 4.000% due 11/30/2007              2,028,062
  4,100,000    Times Mirror Co.,
                 6.610% due 09/15/2027              4,411,629
  2,470,000    Unilever Capital Corporation,
                 6.875% due 11/01/2005              2,769,409
                                                 ------------
                                                   42,258,747
                                                 ------------
   TRANSPORTATION -- 0.8%
  2,500,000    Union Pacific Corporation,
                 6.125% due 01/15/2012              2,734,532
                                                 ------------

PRINCIPAL
AMOUNT                                                  VALUE
-------------------------------------------------------------
   UTILITIES -- 3.6%
$ 1,000,000    Constellation Energy Group,
                 Inc.,
                 6.125% due 09/01/2009           $  1,022,571
  5,000,000    National Fuel Gas Company,
                 MTN,
                 7.300% due 02/18/2003              5,029,320
  5,925,000    National Rural Utilities, MTN,
                 5.540% due 12/15/2005              6,273,337
  2,000,000    Tiers Fixed Rate Certificates,
                 Series 2001-14, 144A,
                 7.200% due 06/15/2004++              860,000
                                                 ------------
                                                   13,185,228
                                                 ------------
TOTAL CORPORATE BONDS AND NOTES
   (Cost $146,822,509)                            154,754,836
                                                 ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 20.2%
   FEDERAL HOME LOAN BANK (FHLB) -- 2.0%
               FHLB:
  4,300,000      4.125% due 11/15/2004              4,481,284
  2,170,000      5.750% due 05/15/2012              2,426,255
    205,000      4.500% due 11/15/2012                208,324
                                                 ------------
                                                    7,115,863
                                                 ------------
   FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 7.3%
               FHLMC:
  7,200,000      3.875% due 02/15/2005              7,504,078
  7,000,000      5.500% due 07/15/2006              7,694,848
  9,440,000      6.875% due 09/15/2010             11,259,116
                                                 ------------
                                                   26,458,042
                                                 ------------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 7.2%
               FNMA:
  2,750,000      5.125% due 02/13/2004              2,865,164
  9,970,000      7.000% due 07/15/2005             11,177,666
  1,500,000      2.875% due 10/15/2005              1,528,499
  3,000,000      5.500% due 02/15/2006              3,280,827
  5,000,000      6.625% due 11/15/2010              5,870,600
  1,350,000      6.125% due 03/15/2012              1,538,974
                                                 ------------
                                                   26,261,730
                                                 ------------
   GOVERNMENT AGENCY DEBENTURES -- 3.7%
  7,000,000    AID-Israel,
                 5.300% due 02/15/2004              6,875,162
  6,000,000    Tennessee Valley Authority,
                 6.375% due 06/15/2005              6,598,554
                                                 ------------
                                                   13,473,716
                                                 ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $69,916,125)                              73,309,351
                                                 ------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 12.0%
   COLLATERALIZED MORTGAGE OBLIGATIONS (CMO) -- 3.8%
               FHLMC:
  7,850,000      Series 1650 Class J,
                 6.500% due 06/15/2023              8,448,460
  5,000,000      Series 1669 Class G,
                 6.500% due 02/15/2023              5,264,477
                                                 ------------
                                                   13,712,937
                                                 ------------

                       See Notes to Financial Statements.

MUNDER INTERMEDIATE BOND FUND
      Portfolio of Investments, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                  VALUE
-------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
   FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 0.9%
               FHLMC:
$   942,768      Pool #A00813,
                 9.000% due 10/01/2020           $  1,040,627
    706,734      Pool #D88313,
                 8.000% due 03/01/2028                761,568
    174,918      Pool #E61740,
                 9.000% due 04/01/2010                185,076
  1,233,968      Pool #F70013, Gold,
                 7.000% due 12/01/2011              1,315,155
                                                 ------------
                                                    3,302,426
                                                 ------------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 5.3%
               FNMA:
    788,462      Pool #070225,
                 7.500% due 08/01/2018                845,246
  2,731,321      Pool #250550,
                 6.500% due 05/01/2026              2,854,696
  4,446,869      Pool #251518,
                 6.000% due 02/01/2013              4,685,300
  5,148,700      Pool #251760,
                 6.000% due 06/01/2013              5,410,002
  1,573,882      Pool #323406,
                 5.995% due 11/01/2008              1,733,088
  2,000,000      Pool #385677,
                 4.680% due 12/01/2012              2,012,372
  1,552,874      Pool #490365,
                 5.819% due 12/01/2028              1,626,176
                                                 ------------
                                                   19,166,880
                                                 ------------
   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 2.0%
               GNMA:
    645,625      Pool #780077,
                 8.000% due 03/15/2025                706,506
  6,306,781      Pool #781008,
                 6.000% due 03/15/2029              6,593,238
                                                 ------------
                                                    7,299,744
                                                 ------------
TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
   (Cost $40,971,041)                              43,481,987
                                                 ------------
U.S. TREASURY OBLIGATIONS -- 9.3%
   U.S. TREASURY BOND -- 4.6%
 12,800,000    7.500% due 11/15/2016               16,738,995
                                                 ------------

PRINCIPAL
AMOUNT                                                  VALUE
-------------------------------------------------------------
   U.S. TREASURY NOTES -- 4.7%
$ 2,000,000    3.250% due 08/15/2007             $  2,049,532
  3,300,000    3.500% due 11/15/2006                3,434,063
    160,000    3.625% due 03/31/2004                  164,600
  4,000,000    4.375% due 05/15/2007                4,295,312
  2,000,000    4.625% due 05/15/2006                2,157,032
  4,475,000    5.000% due 02/15/2011                4,916,906
                                                 ------------
                                                   17,017,445
                                                 ------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $31,342,394)                              33,756,440
                                                 ------------
REPURCHASE AGREEMENT -- 1.3%
   (Cost $4,815,000)
  4,815,000    Agreement with State Street
                 Bank and Trust Company
                 1.850% dated 12/31/2002,
                 to be repurchased at
                 $4,815,268 on 01/02/2003,
                 collateralized by
                 $4,145,000 U.S. Treasury
                 Note,
                 6.000% maturing 08/15/2009
                 (value $4,917,006)                 4,815,000
                                                 ------------

OTHER INVESTMENTS*
   (Cost $67,875,320)                  18.7%       67,875,320
                                      -----      ------------
TOTAL INVESTMENTS
   (Cost $409,148,417)                117.4%      426,980,874
OTHER ASSETS AND LIABILITIES (NET)    (17.4)      (63,194,673)
                                      -----      ------------
NET ASSETS                            100.0%     $363,786,201
                                      =====      ============

------------

 * As of December 31, 2002 the market value of the securities on loan is $66,496,712. Cash collateral received for securities loaned of $67,875,320 is invested in 67,875,320 shares of the State Street Navigator Securities Lending Trust-Prime Portfolio.

 + Variable rate security. The interest rate shown reflects the rate currently in effect.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration to qualified institutional buyers.

ABBREVIATION:

MTN -- Medium Term Note

                       See Notes to Financial Statements.

MUNDER INTERNATIONAL BOND FUND
      Portfolio of Investments, December 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT#                                                   VALUE
---------------------------------------------------------------
FOREIGN BONDS AND NOTES -- 88.0%
AUSTRIA -- 3.6%
   GOVERNMENT -- 3.6%
JPY       150,000,000    Republic of Austria,
                           4.500% due 09/28/2005    $ 1,413,885
                                                    -----------
BELGIUM -- 6.9%
   GOVERNMENT -- 6.9%
                         Kingdom of Belgium:
EUR           735,000      5.000% due 09/28/2012        811,029
              460,000      5.500% due 03/28/2028        524,522
            1,225,000      6.250% due 03/28/2007      1,426,347
                                                    -----------
                                                      2,761,898
                                                    -----------
CANADA -- 6.9%
   GOVERNMENT -- 6.9%
CAD         2,000,000    Government of Canada,
                           6.000% due 06/01/2011      1,377,705
JPY       154,000,000    Province of Quebec,
                           1.600% due 05/09/2013      1,359,942
                                                    -----------
                                                      2,737,647
                                                    -----------
CAYMAN ISLANDS -- 4.2%
   CORPORATE -- 4.2%
JPY       195,000,000    AIG SunAmerica
                           Institutional Funding
                           II, MTN,
                           1.200% due 01/26/2005      1,668,173
                                                    -----------
DENMARK -- 2.4%
   GOVERNMENT -- 2.4%
DKK         6,000,000    Kingdom of Denmark,
                           7.000% due 11/15/2007        969,530
                                                    -----------
FINLAND -- 1.4%
   GOVERNMENT -- 1.4%
EUR           504,563    Republic of Finland,
                           9.500% due 03/15/2004        570,721
                                                    -----------
GERMANY -- 12.9%
   CORPORATE -- 4.2%
JPY       189,000,000    Bayerische Landesbank,
                           1.400% due 04/22/2013      1,647,722
   GOVERNMENT -- 8.7%
EUR           510,000    Deutschland Republic,
                           3.750% due 01/04/2009        536,491
            1,100,000    Federal Republic of
                           Germany,
                           5.500% due 01/04/2031      1,269,388
GBP         1,000,000    KFW International
                           Finance,
                           7.625%, due 12/30/2003     1,666,225
                                                    -----------
                                                      5,119,826
                                                    -----------
GREECE -- 2.1%
   GOVERNMENT -- 2.1%
EUR           700,000    Republic of Greece,
                           6.000% due 05/19/2010        817,819
                                                    -----------

PRINCIPAL
AMOUNT#                                                   VALUE
---------------------------------------------------------------
ITALY -- 7.1%
   GOVERNMENT -- 7.1%
EUR         1,291,140    Government of Italy,
                           8.500% due 04/01/2004    $ 1,449,426
            1,250,000    Republic of Italy,
                           5.000% due 02/01/2012      1,381,793
                                                    -----------
                                                      2,831,219
                                                    -----------
JAPAN -- 6.2%
   GOVERNMENT -- 6.2%
JPY       175,000,000    Development Bank of
                           Japan, Global Bond,
                           1.750% due 06/21/2010      1,588,308
          100,000,000    Japan Finance Corp. for
                           Municipal Enterprises,
                           1.550% due 02/21/2012        893,361
                                                    -----------
                                                      2,481,669
                                                    -----------
POLAND -- 1.4%
   GOVERNMENT -- 1.4%
EUR           500,000    Government of Poland,
                           5.500% due 02/14/2011        552,927
                                                    -----------
PORTUGAL -- 3.7%
   GOVERNMENT -- 3.7%
EUR         1,250,000    Republic of Portugal,
                           5.850% due 05/20/2010      1,463,086
                                                    -----------
SPAIN -- 11.3%
   CORPORATE -- 3.5%
EUR         1,200,000    Banco Bilbao Vizcaya
                           Argentaria SA,
                           5.750% due 09/27/2010      1,378,311
   GOVERNMENT -- 7.8%
                         Kingdom of Spain:
            1,040,000      4.250% due 10/31/2007      1,127,880
            1,750,000      5.150% due 07/30/2009      1,973,332
                                                    -----------
                                                      4,479,523
                                                    -----------
SUPRANATIONAL -- 8.1%
   GOVERNMENT -- 8.1%
                         European Investment Bank:
EUR           500,000      5.250% due 04/15/2004        539,814
            1,140,000      5.375% due 10/15/2012      1,294,867
JPY       150,000,000    International Bank for
                           Reconstruction &
                           Development,
                           4.750% due 12/20/2004      1,377,452
                                                    -----------
                                                      3,212,133
                                                    -----------
SWEDEN -- 4.9%
   GOVERNMENT -- 4.9%
SEK        14,500,000    Government of Sweden,
                           Series 1037,
                           8.000% due 08/15/2007      1,932,376
                                                    -----------
UNITED KINGDOM -- 2.7%
   GOVERNMENT -- 2.7%
GBP           500,000    United Kingdom Gilts,
                           8.000% due 12/07/2015      1,085,082
                                                    -----------

                       See Notes to Financial Statements.

MUNDER INTERNATIONAL BOND FUND
      Portfolio of Investments, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT#                                                   VALUE
---------------------------------------------------------------
FOREIGN BONDS AND NOTES (CONTINUED)
UNITED STATES -- 2.2%
   CORPORATE -- 2.2%
JPY       100,000,000    General Electric Capital
                           Corporation,
                           1.900% due 08/06/2009    $   892,817
                                                    -----------
TOTAL FOREIGN BONDS AND NOTES
   (Cost $32,766,656)                                34,990,331
                                                    -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 9.0%
EUR         1,300,000    Federal Home Loan
                           Mortgage,
                           4.750% due 01/15/2013      1,382,756
DEM         3,700,000    Tennessee Valley
                           Authority, Global Bond,
                           6.375% due 09/18/2006      2,181,403
                                                    -----------
                                                      3,564,159
                                                    -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $3,579,026)                                  3,564,159
                                                    -----------
REPURCHASE AGREEMENT -- 0.9%
   (Cost $336,000)
          $   336,000    Agreement with State
                           Street Bank & Trust
                           Company,
                           1.000% dated
                           12/31/2002, to be
                           repurchased at $336,019
                           on 01/02/2003,
                           collateralized by
                           $315,000 U.S. Treasury
                           Bond,
                           7.250% maturing
                           11/15/2008
                           (value $346,106)             336,000
                                                    -----------

                                                          VALUE
---------------------------------------------------------------
TOTAL INVESTMENTS
   (Cost $36,681,682)                     97.9%     $38,890,490
OTHER ASSETS AND LIABILITIES (NET)         2.1          853,687
                                         -----      -----------
NET ASSETS                               100.0%     $39,744,177
                                         =====      ===========

------------

# Principal amount expressed in terms of currency specified below.

ABBREVIATIONS:
CAD -- Canadian Dollar
DEM -- German Deutsche Mark
DKK -- Danish Krone
EUR -- Euro Currency
GBP -- Great Britain Pound
JPY -- Japanese Yen
MTN -- Medium Term Note
SEK -- Swedish Krona

                       See Notes to Financial Statements.

MUNDER U.S. GOVERNMENT INCOME FUND
      Portfolio of Investments, December 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                 VALUE
------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 6.9%
   FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 6.2%
              FHLMC:
$ 2,430,000     6.875% due 09/15/2010           $  2,898,268
  7,500,000     5.500% due 09/15/2011              8,216,513
  2,500,000     5.125% due 07/15/2012              2,660,840
                                                ------------
                                                  13,775,621
                                                ------------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 0.7%
  1,300,000   FNMA,
                6.125% due 03/15/2012              1,481,975
                                                ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $14,833,660)                             15,257,596
                                                ------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 65.2%
   COLLATERALIZED MORTGAGE OBLIGATIONS (CMO) -- 61.1%
              Federal Home Loan Mortgage
                Corporation (FHLMC):
  5,800,000     Series 1503, Class PK,
                7.000% due 03/15/2022              6,000,299
  4,743,580     Series 1531, Class M,
                6.000% due 06/15/2008              5,057,313
  3,659,515     Series 1574, Class G,
                6.500% due 04/15/2021              3,745,375
  1,500,000     Series 1603, Class J,
                6.500% due 07/15/2023              1,611,402
  3,668,154     Series 1610, Class PM,
                6.250% due 04/15/2022              3,873,886
 11,585,000     Series 1633, Class PL,
                6.500% due 03/15/2023             12,388,344
  5,000,000     Series 1638, Class H,
                6.500% due 12/15/2023              5,499,583
  8,000,000     Series 1676, Class H,
                6.500% due 10/15/2022              8,350,816
  3,200,000     Series 1722, Class PH,
                6.500% due 08/15/2022              3,340,715
  2,385,000     Series 1848, Class PE,
                7.000% due 09/15/2025              2,499,543
  8,943,000     Series 1865, Class PD,
                7.000% due 12/15/2025              9,382,058
  4,156,000     Series 1866, Class E,
                7.000% due 01/15/2026              4,433,747
  5,385,472     Series 1870, Class VB,
                6.500% due 04/15/2007              5,485,741
  1,138,542     Series 43, Class D,
                10.000% due 06/15/2020             1,139,758
  5,070,269     Series T-7, Class A6,
                7.030% due 08/25/2028              5,455,069
              Federal National Mortgage
                Association (FNMA):
  2,000,000     Series 1993-160, Class BC,
                6.500% due 09/25/2022              2,077,281
  3,000,000     Series 1993-198, Class T,
                6.500% due 10/25/2023              3,040,602
  7,500,000     Series 1993-203, Class PL,
                6.500% due 10/25/2023              8,106,227
 10,028,394     Series 1993-226, Class PN,
                9.000% due 05/25/2022             11,021,710

PRINCIPAL
AMOUNT                                                 VALUE
------------------------------------------------------------
   COLLATERALIZED MORTGAGE OBLIGATIONS (CMO) (CONTINUED)
$ 1,500,000     Series 1994-44, Class H,
                6.500% due 08/25/2022           $  1,544,280
  1,600,000     Series 1994-60, Class PJ,
                7.000% due 04/25/2024              1,747,523
  7,634,900     Series 1996-28, Class PJ,
                6.500% due 12/25/2024              8,130,368
  5,150,000     Series 1996-70, Class PJ,
                6.500% due 02/25/2026              5,354,207
  1,600,000     Series 1997-13, Class QE,
                6.500% due 04/18/2026              1,653,956
              Government National Mortgage
                Association (GNMA):
  9,843,330     Series 1996-11, Class PD,
                7.000% due 06/20/2025             10,168,640
  4,890,263     Series 1996-9, Class PD,
                7.000% due 01/20/2025              5,002,076
                                                ------------
                                                 136,110,519
                                                ------------
   FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 1.2%
              FHLMC:
    542,840     Pool #A01048, Gold,
                8.500% due 02/01/2020                592,255
  1,587,280     Pool #E00160, Gold,
                7.000% due 11/01/2007              1,687,546
    324,557     Pool #G00479, Gold,
                9.000% due 04/01/2025                361,523
                                                ------------
                                                   2,641,324
                                                ------------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 2.9%
              FNMA:
     17,655     Pool #040305,
                11.500% due 02/01/2014                20,298
      1,881     Pool #058255,
                11.500% due 11/01/2010                 2,109
     21,433     Pool #081585,
                11.500% due 07/01/2012                24,484
    500,870     Pool #100081,
                11.500% due 08/01/2016               583,072
     77,116     Pool #210448,
                11.500% due 11/01/2015                88,659
    377,892     Pool #303105,
                11.000% due 11/01/2020               438,907
     71,419     Pool #336457,
                10.500% due 11/01/2020                82,112
  2,950,000     Pool #375618,
                6.420% due 12/01/2007              3,288,171
  2,000,000     Pool #385677,
                4.680% due 12/01/2012              2,012,372
                                                ------------
                                                   6,540,184
                                                ------------
TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
   (Cost $137,202,073)                           145,292,027
                                                ------------
U.S. TREASURY OBLIGATIONS -- 26.1%
   U.S. TREASURY BONDS -- 26.1%
  1,500,000   12.000% due 08/15/2013               2,184,200
  3,000,000   5.250% due 11/15/2028                3,133,476

                       See Notes to Financial Statements.

MUNDER U.S. GOVERNMENT INCOME FUND
      Portfolio of Investments, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                 VALUE
------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (CONTINUED)
   U.S. TREASURY BONDS (CONTINUED)
$12,500,000   6.500% due 11/15/2026             $ 15,215,337
  8,000,000   7.500% due 11/15/2016               10,461,872
 15,500,000   8.000% due 11/15/2021               21,597,064
  4,000,000   8.125% due 08/15/2019                5,571,564
                                                ------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $53,025,412)                             58,163,513
                                                ------------
REPURCHASE AGREEMENT -- 1.3%
   (Cost $2,924,000)
  2,924,000   Agreement with State Street
                Bank and Trust Company,
                1.000% dated 12/31/2002 to
                be repurchased at $2,924,162
                on 01/02/2003,
                collateralized by $2,825,000
                U.S. Treasury Bond,
                5.250% maturing 11/15/2028
                (value $2,987,438)                 2,924,000
                                                ------------

                                                       VALUE
------------------------------------------------------------
OTHER INVESTMENTS*
   (Cost $35,854,120)                  16.1%    $ 35,854,120
                                      -----     ------------
TOTAL INVESTMENTS
   (Cost $243,839,265)                115.6%     257,491,256
OTHER ASSETS AND LIABILITIES (NET)    (15.6)     (34,671,099)
                                      -----     ------------
NET ASSETS                            100.0%    $222,820,157
                                      =====     ============

------------

* As of December 31, 2002, the market value of the securities on loan is $35,097,658. Collateral received for securities loaned of $35,854,120 is invested in State Street Navigator Securities Lending Trust-Prime Portfolio.

                       See Notes to Financial Statements.

MUNDER MICHIGAN TAX-FREE BOND FUND
      Portfolio of Investments, December 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                                     RATING
PRINCIPAL                                                                       -----------------
AMOUNT                                                                          S&P       MOODY'S            VALUE
------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- 97.9%
   MICHIGAN -- 97.9%
$1,000,000      Auburn Hills, Michigan, Building Authority, Refunding,
                  (AMBAC Insured),
                  5.000% due 11/01/2017                                         AAA        Aaa         $ 1,044,500
 1,000,000      Central Michigan University Revenue, (FGIC Insured),
                  5.500% due 10/01/2026                                         AAA        Aaa           1,141,420
   600,000      Clinton Macomb, Michigan, Public Library, GO, (AMBAC
                  Insured),
                  5.000% due 04/01/2027                                         AAA        Aaa             609,330
   515,000      Clinton Township, Michigan Building Authority, Refunding,
                  (AMBAC Insured),
                  4.750% due 11/01/2012                                         AAA        NR              562,066
                De Witt, Michigan, Public Schools, GO:
 1,055,000        (AMBAC Insured, Q-SBLF),
                  5.500% due 05/01/2011                                         AAA        Aaa           1,199,535
   750,000        (FSA Insured, Q-SBLF),
                  4.700% due 05/01/2012                                         AAA        Aaa             787,897
   700,000      Dearborn School District, Michigan, GO, (MBIA Insured),
                  5.000% due 05/01/2014                                         AAA        Aaa             714,770
   375,000      Detroit, Michigan, Water Supply Systems, Revenue, Series A,
                  (MBIA Insured),
                  5.750% due 07/01/2011                                         AAA        Aaa             435,416
 1,000,000      Dexter Community Schools, Michigan, GO, (FGIC Insured,
                  Q-SBLF),
                  5.100% due 05/01/2018                                         AAA        Aaa           1,099,620
   735,000      East Lansing, Michigan, School District, GO, (Q-SBLF),
                  4.700% due 05/01/2009                                         AAA        Aaa             805,053
   860,000      Eaton Rapids, Michigan, Public Schools, GO, Refunding, (MBIA
                  Insured, Q-SBLF),
                  4.700% due 05/01/2014                                         AAA        Aaa             897,573
   750,000      Fowlerville, Michigan, Community School District, Refunding,
                  (FSA Insured),
                  4.500% due 05/01/2015                                         AAA        Aaa             768,937
                Grand Rapids, Michigan:
   705,000        Building Authority,
                  5.000% due 04/01/2016                                         AA         Aa2             770,657
 1,000,000        Community College Refunding, GO, (MBIA Insured),
                  5.375% due 05/01/2019                                         AAA        Aaa           1,050,420
   635,000      Grand Valley, Michigan State University Revenue, (FGIC
                  Insured),
                  5.500% due 02/01/2018                                         AAA        NR              725,672
   400,000      Grosse Pointe, Michigan, Public Schools, GO,
                  4.750% due 05/01/2022                                         AA+        Aa2             398,472
   750,000      Holland Michigan Building Authority, GO, (AMBAC Insured),
                  5.000% due 10/01/2021                                         AAA        Aaa             773,115
 1,100,000      Ingham County Michigan, Refunding, (FSA Insured),
                  5.125% due 11/01/2012                                         AAA        Aaa           1,234,354
   750,000      Jenison Michigan Public Schools, GO, Building and Site,
                  (FGIC Insured),
                  5.000% due 05/01/2021                                         AAA        Aaa             774,420
 1,000,000      Kalamazoo, Michigan, City School District, GO, (FGIC
                  Insured),
                  5.700% due 05/01/2016                                         AAA        Aaa           1,134,860
   760,000      Kent County, Michigan, Airport Facility Revenue,
                  4.750% due 01/01/2016                                         AAA        Aaa             775,314
   750,000      Kent County, Michigan, Building Authority,
                  5.000% due 06/01/2021                                         AAA        Aaa             772,380
   515,000      Lansing, Michigan, Water Supply, Steam & Electric Utility
                  System, Series A,
                  5.500% due 07/01/2009                                         AA         Aa3             587,775
   500,000      Lincoln, Michigan, Consolidated School District, (FSA
                  Insured),
                  5.000% due 05/01/2018                                         AAA        Aaa             520,660
 1,000,000      Lincoln, Michigan, School District, Refunding, (FSA Insured,
                  Q-SBLF),
                  5.000% due 05/01/2011                                         AAA        Aaa           1,104,640
 1,000,000      Mattawan, Michigan, Consolidated School District, GO, (FSA
                  Insured, Q-SBLF),
                  5.750% due 05/01/2025                                         AAA        Aaa           1,090,220

                       See Notes to Financial Statements.

MUNDER MICHIGAN TAX-FREE BOND FUND
      Portfolio of Investments, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                                                                     RATING
PRINCIPAL                                                                       -----------------
AMOUNT                                                                          S&P       MOODY'S            VALUE
------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES (CONTINUED)
   MICHIGAN (CONTINUED)
$  500,000      Michigan Municipal Building Authority Revenue,
                  4.750% due 10/01/2018                                         AAA        Aaa         $   513,560
                Michigan Public Power Agency Revenue:
 1,100,000        Belle River Project, Series A,
                  5.250% due 01/01/2018                                         AA         A1            1,122,000
   500,000        Combustion Turbine Number 1, Project A, (AMBAC Insured),
                  5.250% due 01/01/2020                                         AAA        Aaa             530,255
                Michigan State Building Authority Revenue:
 1,000,000        Facilities Project, Series II,
                  5.000% due 10/15/2014                                         AA+        Aa1           1,062,160
 1,000,000        Refunding Facilities Program, Series 1,
                  4.750% due 10/15/2021                                         AA+        Aa1           1,007,330
   600,000      Michigan State Environmental Protection Program, GO,
                  6.250% due 11/01/2012                                         AAA        Aaa             714,228
   715,000      Michigan State Hospital Finance Authority Revenue, Saint
                  John Hospital & Medical Center, Series A,
                  6.000% due 05/15/2010                                         AAA        Aaa             847,876
 1,000,000      Michigan State Housing Development Rental Revenue, Series C,
                  AMT, (MBIA Insured),
                  5.050% due 10/01/2015                                         AAA        Aaa           1,029,800
 1,000,000      Michigan State Trunk Line, Series A,
                  5.250% due 11/01/2011                                         AA         Aa3           1,128,080
 1,000,000      Michigan State Trunk Line Highway Revenue, Pre-refunding,
                  Series A, (FGIC Insured),
                  5.500% due 11/01/2016                                         AAA        Aaa           1,137,720
 1,000,000      Milan, Michigan, Area Schools, GO, Series A, (FGIC Insured,
                  Q-SBLF),
                  5.500% due 05/01/2013                                         AAA        Aaa           1,152,500
   500,000      Montrose, Michigan, School District, GO, (MBIA Insured,
                  Q-SBLF),
                  6.200% due 05/01/2017                                         AAA        Aaa             610,990
 1,000,000      Plainwell, Michigan Community School District, Refunding,
                  (FSA Insured),
                  5.000% due 05/01/2018                                         AAA        Aaa           1,041,320
                Redford, Michigan Unified School District, GO:
   500,000        (AMBAC Insured, Q-SBLF),
                  5.500% due 05/01/2014                                         AAA        Aaa             572,485
 1,500,000      Refunding, (AMBAC Insured, Q-SBLF),
                  5.000% due 05/01/2022                                         AAA        Aaa           1,588,155
   750,000      Rochester Community School District, Michigan, GO, (MBIA
                  Insured),
                  5.000% due 05/01/2019                                         AAA        Aaa             810,135
   750,000      Rockford, Michigan, Public School District, GO, Refunding,
                  Series A, (Q-SBLF),
                  4.800% due 05/01/2017                                         AAA        Aaa             779,317
 1,000,000      South Redford, Michigan, School District, GO, (FGIC Insured,
                  Q-SBLF),
                  5.350% due 05/01/2010                                         AAA        Aaa           1,130,850
   750,000      Three Rivers, Michigan, Community Schools, (MBIA Insured,
                  Q-SBLF),
                  5.600% due 05/01/2010                                         AAA        Aaa             848,737
   515,000      Walled Lake, Michigan, Consolidated School District, GO,
                  (Q-SBLF),
                  4.800% due 05/01/2010                                         AAA        Aaa             564,904
   525,000      Waverly, Michigan, Community Schools, GO, (FGIC Insured),
                  4.875% due 05/01/2010                                         AAA        Aaa             578,776
 1,500,000      West Ottawa, Michigan, Public School District, GO, Capital
                  Appreciation, Pre-refunded, (MBIA Insured),
                  4.070% due 05/01/2015+                                        AAA        Aaa             705,705
   500,000      Willow Run, Michigan, Community Schools, GO, (AMBAC Insured,
                  Q-SBLF),
                  5.000% due 05/01/2016                                         AAA        Aaa             520,705
                                                                                                       -----------
TOTAL MUNICIPAL BONDS AND NOTES
   (Cost $38,620,113)                                                                                   41,776,664
                                                                                                       -----------

                       See Notes to Financial Statements.

MUNDER MICHIGAN TAX-FREE BOND FUND
      Portfolio of Investments, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------


SHARES                                                                                                       VALUE
------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY SECURITY -- 1.3%
   (Cost $551,770)
   551,770      Valiant Tax-Exempt Money Market Fund                                                   $   551,770
                                                                                                       -----------

TOTAL INVESTMENTS
   (Cost $39,171,883)                                                                  99.2%            42,328,434
OTHER ASSETS AND LIABILITIES (NET)                                                      0.8                356,855
                                                                                      -----            -----------
NET ASSETS                                                                            100.0%           $42,685,289
                                                                                      =====            ===========

------------

+ Zero-coupon bond. Rate represents annualized yield at date of purchase.

ABBREVIATIONS:
AMBAC  -- American Municipal Bond Assurance Corporation
AMT    -- Alternative Minimum Tax
FGIC   -- Federal Guaranty Insurance Corporation
FSA    -- Financial Security Assurance
GO     -- General Obligation Bonds
MBIA   -- Municipal Bond Investors Assurance
Q-SBLF -- Qualified School Bond Loan Fund

At December 31, 2002 the sector diversification of the Munder Michigan Tax-Free Bond Fund was as follows:

                                                                   % OF
                                                                NET ASSETS                  VALUE
                                                                ---------------------------------
MUNICIPAL BONDS AND NOTES:
Insured.....................................................       58.7%              $25,055,407
Revenue.....................................................       18.7                 7,966,391
General Obligation..........................................       14.9                 6,352,547
Pre-Refunded................................................        5.6                 2,402,319
                                                                  -----               -----------
TOTAL MUNICIPAL BONDS AND NOTES.............................       97.9                41,776,664
INVESTMENT COMPANY..........................................        1.3                   551,770
                                                                  -----               -----------
TOTAL INVESTMENTS...........................................       99.2                42,328,434
OTHER ASSETS AND LIABILITIES (NET)..........................        0.8                   356,855
                                                                  -----               -----------
NET ASSETS..................................................      100.0%              $42,685,289
                                                                  =====               ===========

                       See Notes to Financial Statements.

MUNDER TAX-FREE BOND FUND
      Portfolio of Investments, December 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                                RATING (UNAUDITED)
PRINCIPAL                                                                       -------------------
AMOUNT                                                                          S&P        MOODY'S             VALUE
--------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- 96.9%
   ARIZONA -- 1.7%
$1,600,000      Phoenix, Arizona, Water Systems Revenue, ETM,
                  8.000% due 06/01/2003                                         AAA         Aaa          $ 1,644,208
                                                                                                         -----------
   COLORADO -- 2.1%
 2,000,000      El Paso County, Colorado, School District Number 2, GO,
                  (FGIC Insured),
                  5.125% due 12/01/2021                                         NR          Aaa            2,079,340
                                                                                                         -----------
   GEORGIA -- 4.8%
 2,000,000      Atlanta, Georgia, Water & Sewer Revenue, (FGIC Insured),
                  5.250% due 01/01/2027                                         AAA         Aaa            2,253,180
 2,000,000      Georgia State, GO, Series B,
                  6.250% due 03/01/2011                                         AAA         Aaa            2,401,860
                                                                                                         -----------
                                                                                                           4,655,040
                                                                                                         -----------
   ILLINOIS -- 14.0%
 1,260,000      Champaign County, Illinois, GO, Public Safety Sales Tax,
                  (FGIC Insured),
                  5.400% due 01/01/2029                                         AAA         Aaa            1,300,660
 1,500,000      Chicago Illinois Board of Education, (AMBAC Insured),
                  5.250% due 12/01/2022                                         AAA         Aaa            1,545,315
 2,500,000      Chicago, Illinois, Wastewater Transmission Revenue, (FGIC
                  Insured),
                  5.375% due 01/01/2013                                         AAA         Aaa            2,841,575
 2,500,000      Du Page County, Illinois, Stormwater Project,
                  5.600% due 01/01/2021                                         AAA         Aaa            2,816,925
 2,000,000      Illinois State, GO, (MBIA Insured),
                  5.500% due 04/01/2025                                         AAA         Aaa            2,099,540
 1,700,000      Metropolitan Pier & Exposition Authority, Illinois,
                  McCormick Place Expansion Project, (FGIC Insured),
                  5.500% due 12/15/2024                                         AAA         Aaa            1,795,064
 1,000,000      Regional Transport Authority, Illinois, (FGIC Insured),
                  6.000% due 06/01/2015                                         AAA         Aaa            1,198,200
                                                                                                         -----------
                                                                                                          13,597,279
                                                                                                         -----------
   IOWA -- 2.1%
 1,900,000      Cedar Rapids, Iowa, GO, Series B,
                  5.000% due 06/01/2015                                         NR          Aaa            2,010,770
                                                                                                         -----------
   KANSAS -- 4.2%
 2,200,000      Johnson County, Kansas, Unified School District Number 233,
                  GO, Series A, (FGIC Insured),
                  4.125% due 09/01/2011                                         AAA         Aaa            2,288,946
 2,000,000      Sedgwick County, Kansas, Unified School District, GO,
                  3.500% due 09/01/2019                                         AA          Aa3            1,741,300
                                                                                                         -----------
                                                                                                           4,030,246
                                                                                                         -----------
   KENTUCKY -- 2.4%
 2,000,000      Kentucky State Property & Buildings Commission Revenue,
                  Project 64 (MBIA Insured),
                  5.750% due 05/01/2014                                         AAA         Aaa            2,339,500
                                                                                                         -----------
   LOUISIANA -- 1.2%
 1,100,000      Shreveport, Louisiana, (FGIC Insured),
                  5.000% due 02/01/2013                                         AAA         Aaa            1,210,121
                                                                                                         -----------

                       See Notes to Financial Statements.

MUNDER TAX-FREE BOND FUND
      Portfolio of Investments, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                                                                RATING (UNAUDITED)
PRINCIPAL                                                                       -------------------
AMOUNT                                                                          S&P        MOODY'S             VALUE
--------------------------------------------------------------------------------------------------------------------
   MASSACHUSETTS -- 3.7%
$1,150,000      Massachusetts State, Series C,
                  5.250% due 08/01/2010                                         AAA         Aa2          $ 1,318,935
 2,000,000      Massachusetts State, Grant Anticipation Notes, Series A,
                  5.250% due 12/15/2012                                         NR          Aa3            2,255,140
                                                                                                         -----------
                                                                                                           3,574,075
                                                                                                         -----------
   MICHIGAN -- 22.4%
 1,500,000      Birmingham, Michigan City School District,
                  5.000% due 11/01/2018                                         AA+         Aa1            1,551,885
   840,000      Caledonia, Michigan, Community Schools, GO, (Q-SBLF),
                  5.750% due 05/01/2014                                         AAA         Aaa              949,586
 1,500,000      Detroit, Michigan, City School District, GO, Series C, (FGIC
                  Insured),
                  5.250% due 05/01/2011                                         AAA         Aaa            1,683,795
 1,000,000      East Lansing, Michigan, School District, GO, School Building
                  & Site Development, (Q-SBLF),
                  5.625% due 05/01/2030                                         AAA         Aaa            1,052,240
 1,275,000      Grand Rapids, Michigan, Building Authority, GO, (AMBAC
                  Insured),
                  5.750% due 08/01/2014                                         AAA         Aaa            1,446,360
   600,000      Grosse Pointe Michigan Public School Systems,
                  4.750% due 05/01/2022                                         AA+         Aa2              597,708
 1,135,000      Holland Michigan Building Authority, (AMBAC Insured),
                  5.000% due 10/01/2021                                         AAA         Aaa            1,169,981
 1,625,000      Jenison, Michigan, Public Schools, (FGIC Insured),
                  5.250% due 05/01/2015                                         AAA         Aaa            1,823,998
 2,000,000      Michigan State Environmental Protection Program, GO,
                  6.250% due 11/01/2012                                         AAA         Aaa            2,380,760
 1,000,000      Michigan State Hospital Finance Authority Revenue, Saint
                  John Hospital & Medical Center, Series A, (AMBAC Insured),
                  6.000% due 05/15/2010                                         AAA         Aaa            1,185,840
 1,000,000      Michigan State Housing Development Rental Revenue, Series C,
                  AMT, (MBIA Insured),
                  5.050% due 10/01/2015                                         AAA         Aaa            1,029,800
 2,500,000      Rochester Community School District, Michigan, GO, (MBIA
                  Insured),
                  5.000% due 05/01/2019                                         AAA         Aaa            2,700,450
   500,000      Walled Lake, Michigan, Consolidated School District, GO,
                  (Q-SBLF),
                  5.750% due 05/01/2014                                         AAA         Aaa              565,230
 2,500,000      Waverly, Michigan, Community School District, GO, (FGIC
                  Insured),
                  5.250% due 05/01/2017                                         AAA         Aaa            2,665,525
 2,000,000      West Ottawa, Michigan, Public School District, GO, Capital
                  Appreciation, Pre-refunded, (MBIA Insured),
                  4.070% due 05/01/2015+                                        AAA         Aaa              940,940
                                                                                                         -----------
                                                                                                          21,744,098
                                                                                                         -----------
   NEW MEXICO -- 1.5%
 1,350,000      New Mexico State, GO, Capital Projects,
                  4.000% due 03/01/2005                                         AA+         Aa1            1,420,916
                                                                                                         -----------
   NORTH CAROLINA -- 5.3%
 2,150,000      Cary, North Carolina, GO,
                  5.000% due 03/01/2019                                         AAA         Aaa            2,269,475
 2,500,000      North Carolina, Municipal Power Agency, Catawba Electric
                  Revenue, (AMBAC Insured), ETM,
                  5.500% due 01/01/2013                                         AAA         Aaa            2,859,825
                                                                                                         -----------
                                                                                                           5,129,300
                                                                                                         -----------

                       See Notes to Financial Statements.

MUNDER TAX-FREE BOND FUND
      Portfolio of Investments, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                                                                RATING (UNAUDITED)
PRINCIPAL                                                                       -------------------
AMOUNT                                                                          S&P        MOODY'S             VALUE
--------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES (CONTINUED)
   OHIO -- 6.8%
$2,500,000      Columbus, Ohio, Series 2,
                  5.000% due 06/15/2015                                         AAA         Aaa          $ 2,668,500
 1,600,000      Forest Hills Ohio Local School District, (MBIA Insured),
                  6.250% due 12/01/2020                                         AAA         Aaa            1,807,184
 2,000,000      Olentangy Local School District Ohio, (FSA Insured),
                  5.625% due 12/01/2027                                         AAA         Aaa            2,155,300
                                                                                                         -----------
                                                                                                           6,630,984
                                                                                                         -----------
   OKLAHOMA -- 1.7%
 1,500,000      Tulsa, Oklahoma, GO,
                  4.250% due 03/01/2009                                         AA          Aa2            1,607,940
                                                                                                         -----------
   SOUTH CAROLINA -- 7.3%
 2,000,000      Anderson County, South Carolina, School District Number 002,
                  GO, Series B, (MBIA Insured),
                  5.125% due 03/01/2025                                         AAA         Aaa            2,057,120
 1,110,000      Lexington County, South Carolina, GO, (FGIC Insured),
                  5.000% due 02/01/2018                                         AAA         Aaa            1,170,695
 3,000,000      South Carolina State, Go, Capital Improvement Bonds, Series
                  A,
                  3.500% due 01/01/2015                                         AAA         Aaa            2,824,410
 1,000,000      South Carolina State, State Institution, GO, Series A,
                  5.400% due 03/01/2019                                         AAA         Aaa            1,076,390
                                                                                                         -----------
                                                                                                           7,128,615
                                                                                                         -----------
   TENNESSEE -- 1.6%
 1,475,000      Johnson City, Tennessee, Water & Sewer, (FGIC Insured),
                  4.750% due 06/01/2013                                         AAA         Aaa            1,597,867
                                                                                                         -----------
   TEXAS -- 12.9%
 1,140,000      Galena Park, Texas, Independent School District, GO, (PSFG),
                  6.625% due 08/15/2015                                         NR          Aaa            1,367,932
 3,765,000      Houston, Texas, Airport Systems Revenue, ETM,
                  9.500% due 07/01/2010                                         AAA         Aaa            4,863,890
 2,750,000      Houston, Texas, Water & Sewer Systems Revenue, Series A,
                  Pre-refunded, (MBIA Insured),
                  6.200% due 12/01/2023                                         AAA         Aaa            3,104,007
                San Antonio, Texas, Electric & Gas Revenue:
   995,000        Series A,
                  5.000% due 02/01/2012                                         AA+         Aa1            1,095,037
     5,000        Series A, ETM,
                  5.000% due 02/01/2012                                         AA+         Aa1                5,579
 2,000,000      Texas State, Refunding Water Financial Assistance, Series C,
                  5.000% due 08/01/2018                                         AA          Aa1            2,080,200
                                                                                                         -----------
                                                                                                          12,516,645
                                                                                                         -----------
   WISCONSIN -- 1.2%
 1,000,000      Wisconsin State, Transportation Revenue, Series A,
                  5.500% due 07/01/2011                                         AA-         Aa3            1,138,970
                                                                                                         -----------
TOTAL MUNICIPAL BONDS AND NOTES
   (Cost $87,332,271)                                                                                     94,055,914
                                                                                                         -----------

                       See Notes to Financial Statements.

MUNDER TAX-FREE BOND FUND
      Portfolio of Investments, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

SHARES                                                                                                         VALUE
--------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY -- 2.2%
   (Cost $2,196,985)
$2,196,985      Valiant Tax-Exempt Money Market Fund                                                     $ 2,196,985
                                                                                                         -----------

TOTAL INVESTMENTS
   (Cost $89,529,256)                                                                    99.1%            96,252,899
OTHER ASSETS AND LIABILITIES (NET)                                                        0.9                833,206
                                                                                        -----            -----------
NET ASSETS                                                                              100.0%           $97,086,105
                                                                                        =====            ===========

------------

ABBREVIATIONS:
AMBAC  -- American Municipal Bond Assurance Corporation
AMT    -- Alternative Minimum Tax
ETM    -- Escrowed to Maturity
FGIC   -- Federal Guaranty Insurance Corporation
FSA    -- Financial Security Assurance
GO     -- General Obligation Bonds
MBIA   -- Municipal Bond Investors Assurance
PSFG   -- Permanent School Fund Guaranteed
Q-SBLF -- Qualified School Bond Loan Fund

At December 31, 2002 the sector diversification of the Munder Tax-Free Bond Fund was as follows:

                                                                   % OF
                                                                NET ASSETS                  VALUE
                                                                ---------------------------------
MUNICIPAL BONDS AND NOTES:
Insured.....................................................       37.6%              $36,496,853
General Obligations.........................................       34.3                33,311,159
Pre-Refunded................................................       19.8                19,196,970
Revenue.....................................................        5.2                 5,050,932
                                                                  -----               -----------
TOTAL MUNICIPAL BONDS AND NOTES.............................       96.9                94,055,914
INVESTMENT COMPANY..........................................        2.2                 2,196,985
                                                                  -----               -----------
TOTAL INVESTMENTS...........................................       99.1                96,252,899
OTHER ASSETS AND LIABILITIES (NET)..........................        0.9                   833,206
                                                                  -----               -----------
NET ASSETS..................................................      100.0%              $97,086,105
                                                                  =====               ===========

                       See Notes to Financial Statements.

MUNDER TAX-FREE SHORT-INTERMEDIATE BOND FUND
      Portfolio of Investments, December 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                                     RATING
PRINCIPAL                                                                       -----------------
AMOUNT                                                                          S&P       MOODY'S             VALUE
-------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- 96.2%
   ALABAMA -- 2.2%
$3,500,000      Alabama State Public School and College Authority Revenue,
                  Series A,
                  5.750% due 08/01/2003                                         AA         Aa3         $  3,590,685
                                                                                                       ------------
   ARIZONA -- 1.2%
 1,840,000      Phoenix, Arizona, Pre-refunded, GO, Series A,
                  5.500% due 07/01/2015                                         AA+        Aa1            2,037,156
                                                                                                       ------------
   ARKANSAS -- 1.1%
 1,965,000      Arkansas State, GO, Capital Appreciation Bond, Series C,
                  5.350% due 06/01/2006+                                        AA         Aa2            1,822,164
                                                                                                       ------------
   COLORADO -- 1.3%
 2,000,000      Colorado Department of Transportation Revenue,
                  (MBIA Insured),
                  4.000% due 06/15/2011                                         AAA        Aaa            2,071,500
                                                                                                       ------------
   DELAWARE -- 2.4%
                Delaware State, GO:
 1,000,000        Series A,
                  4.250% due 03/01/2009                                         AAA        Aaa            1,076,630
 2,500,000        Series A,
                  5.000% due 01/01/2007                                         AAA        Aaa            2,765,750
                                                                                                       ------------
                                                                                                          3,842,380
                                                                                                       ------------
   FLORIDA -- 3.7%
 3,000,000      Dade County, Florida, School District,
                  (MBIA Insured),
                  6.000% due 07/15/2005                                         AAA        Aaa            3,317,490
                Dade County, Florida, Special Obligation:
 3,000,000        Refunding, Capital Appreciation Bond, Series B,
                  (AMBAC Insured),
                  6.300% due 10/01/2015+                                        AAA        Aaa            1,692,240
 3,600,000        Refunding, Capital Appreciation Bond, Series B,
                  (AMBAC Insured),
                  6.450% due 10/01/2025+                                        AAA        Aaa            1,065,456
                                                                                                       ------------
                                                                                                          6,075,186
                                                                                                       ------------
   HAWAII -- 0.9%
 1,395,000      Kauai County Hawaii, Series A,
                  (MBIA Insured),
                  4.375% due 08/01/2010                                         AAA        Aaa            1,491,980
                                                                                                       ------------
   ILLINOIS -- 5.6%
 2,000,000      Chicago, Illinois, GO, Capital Appreciation, Pre-refunded,
                  (AMBAC Insured),
                  6.900% due 07/01/2016+                                        AAA        Aaa              951,420
 1,000,000      Chicago, Illinois, Project and Refunding, GO, Series A,
                  (FGIC Insured),
                  4.000% due 01/01/2004                                         AAA        Aaa            1,027,860
 2,500,000      Du Page County, Illinois, Forest Preserve District, GO,
                  4.750% due 10/01/2010                                         AAA        Aaa            2,680,725
 4,000,000      Illinois State Sales Tax Revenue, Series Y,
                  5.250% due 06/15/2007                                         AAA        Aa2            4,483,280
                                                                                                       ------------
                                                                                                          9,143,285
                                                                                                       ------------
   KENTUCKY -- 1.4%
 2,000,000      Kentucky State Property & Buildings Commission Revenue,
                  Project No. 64,
                  (MBIA Insured),
                  5.750% due 05/01/2014                                         AAA        Aaa            2,339,500
                                                                                                       ------------

                       See Notes to Financial Statements.

MUNDER TAX-FREE SHORT-INTERMEDIATE BOND FUND
      Portfolio of Investments, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                                                                     RATING
PRINCIPAL                                                                       -----------------
AMOUNT                                                                          S&P       MOODY'S             VALUE
-------------------------------------------------------------------------------------------------------------------
   MARYLAND -- 7.6%
                Maryland State:
$3,000,000        State & Local Facilities
                  Series 2, GO,
                  5.250% due 06/15/2006                                         AAA        Aaa         $  3,342,810
 2,275,000        State & Local Facilities
                  Series 3, GO,
                  5.000% due 10/15/2005                                         AAA        Aaa            2,486,029
 1,000,000      Montgomery County, Maryland, GO, Refunding,
                  5.250% due 10/01/2010                                         AAA        Aaa            1,141,150
 5,000,000      Prince George's County, Maryland, Consolidated Public
                  Improvement, GO,
                  (MBIA Insured),
                  6.250% due 01/01/2005                                         AAA        Aaa            5,464,050
                                                                                                       ------------
                                                                                                         12,434,039
                                                                                                       ------------
   MASSACHUSETTS -- 1.0%
 1,500,000      Boston, Massachusetts, GO, Series A,
                  5.250% due 02/01/2009                                         AA-        Aa2            1,697,445
                                                                                                       ------------
   MICHIGAN -- 26.9%
 1,335,000      Ann Arbor, Michigan, Refunding, GO,
                  4.000% due 09/01/2009                                         AA         Aa2            1,394,448
 1,175,000      Caledonia, Michigan, Community Schools, GO,
                  (Q-SBLF),
                  4.800% due 05/01/2010                                         AAA        Aaa            1,288,857
 1,425,000      Chippewa Valley, Michigan, School District, GO, School
                  Building & Site Development, Series I,
                  (Q-SBLF),
                  4.000% due 05/01/2009                                         AAA        Aaa            1,502,962
 2,000,000      Detroit, Michigan, Water Supply Systems Revenue, Senior
                  Lien, Series A,
                  (MBIA Insured),
                  5.250% due 07/01/2006                                         AAA        Aaa            2,212,120
 1,000,000      East Lansing, Michigan, School District, GO,
                  (Q-SBLF),
                  4.700% due 05/01/2009                                         AAA        Aaa            1,095,310
 3,075,000      Goodrich, Michigan, Area School District,
                  (AMBAC Insured),
                  Pre-refunded,
                  5.875% due 05/01/2024                                         AAA        Aaa            3,444,400
 1,110,000      Grand Rapids, Michigan, Building Authority, GO,
                  4.800% due 08/01/2009                                         AA         Aa2            1,221,355
 1,080,000      Michigan Public Power Agency Revenue, Combustion Turbine
                  Number 1, Project A,
                  (AMBAC Insured),
                  4.500% due 01/01/2011                                         AAA        Aaa            1,151,777
 2,500,000      Michigan State, Building Authority Revenue, Series I,
                  (AMBAC Insured),
                  6.000% due 10/01/2006                                         AAA        Aaa            2,850,425
 1,450,000      Michigan State, Housing Development Authority, Rental
                  Housing Revenue,
                  Series A, AMT,
                  (AMBAC Insured),
                  5.000% due 10/01/2003                                         AAA        Aaa            1,476,970
 1,095,000      Michigan State, Housing Single Family Mortgage,
                  Series A, AMT,
                  5.300% due 12/01/2006                                         AAA        Aaa            1,163,821
 2,500,000      Michigan State, Trunk Line Highway Revenue, Series A,
                  5.500% due 11/15/2009                                         AAA        Aa3            2,738,500

                       See Notes to Financial Statements.

MUNDER TAX-FREE SHORT-INTERMEDIATE BOND FUND
      Portfolio of Investments, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                                                                     RATING
PRINCIPAL                                                                       -----------------
AMOUNT                                                                          S&P       MOODY'S             VALUE
-------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES (CONTINUED)
   MICHIGAN (CONTINUED)
$3,500,000      Michigan State, Underground Storage Tank Financial Assurance
                  Authority, Series I,
                  (AMBAC Insured),
                  6.000% due 05/01/2006                                         AAA        Aaa         $  3,955,770
 2,000,000      Redford, Michigan, Union School District,
                  (FGIC Insured), Pre-refunded,
                  5.950% due 05/01/2015                                         AAA        Aaa            2,285,760
 2,340,000      Troy, Michigan, City School District, GO,
                  (Q-SBLF),
                  4.500% due 05/01/2004                                         AAA        Aa1            2,435,729
 1,430,000      Utica, Michigan, Community Schools, GO,
                  (Q-SBLF),
                  4.050% due 05/01/2008                                         AAA        Aaa            1,525,424
 3,900,000      Walled Lake, Michigan, Consolidated School District, GO,
                  (Q-SBLF),
                  4.800% due 05/01/2010                                         AAA        Aaa            4,277,910
 1,510,000      Wayne County, Michigan Transportation Fund, Series A,
                  5.000% due 10/01/2007                                         AA         Aa3            1,680,675
 4,500,000      Wayne State University, Michigan, University Revenues,
                  (AMBAC Insured),
                  5.500% due 11/15/2018                                         AAA        Aaa            4,713,210
 3,500,000      West Ottawa, Michigan, Public School District, GO, Capital
                  Appreciation, Pre-refunded, (MBIA Insured),
                  4.070% due 05/01/2015+                                        AAA        Aaa            1,646,645
                                                                                                       ------------
                                                                                                         44,062,068
                                                                                                       ------------
   MINNESOTA -- 1.4%
 2,175,000      Metropolitan Council, Minnesota, Minneapolis-St. Paul
                  Metropolitan Area, Transit, Series B, GO,
                  4.100% due 02/01/2011                                         AAA        Aaa            2,261,652
                                                                                                       ------------
   NEBRASKA -- 1.3%
                Omaha, Nebraska, GO:
 1,000,000        4.400% due 12/01/2008                                         AAA        Aaa            1,090,910
 1,000,000        4.500% due 12/01/2010                                         AAA        Aaa            1,083,770
                                                                                                       ------------
                                                                                                          2,174,680
                                                                                                       ------------
   NEW HAMPSHIRE -- 1.0%
 1,500,000      Nashua, New Hampshire, GO,
                  4.750% due 09/15/2009                                         AA+        Aa2            1,653,270
                                                                                                       ------------
   NORTH CAROLINA -- 1.2%
 2,000,000      Guilford County North Carolina,
                  2.500% due 10/01/2007                                         AAA        Aa1            2,014,420
                                                                                                       ------------
   OHIO -- 1.9%
 1,300,000      Cincinnati, Ohio, GO,
                  3.500% due 12/01/2006                                         AA+        Aa1            1,370,343
 1,500,000      Cleveland Ohio, Waterworks Revenue, Series I, (FSA Insured),
                  5.000% due 01/01/2008                                         AAA        Aaa            1,661,010
                                                                                                       ------------
                                                                                                          3,031,353
                                                                                                       ------------
   OKLAHOMA -- 2.0%
 3,000,000      Tulsa County, Oklahoma, Independent School District 1, GO,
                  Series B, (AMBAC Insured),
                  5.000% due 08/01/2005                                         AAA        Aaa            3,249,420
                                                                                                       ------------

                       See Notes to Financial Statements.

MUNDER TAX-FREE SHORT-INTERMEDIATE BOND FUND
      Portfolio of Investments, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                                                                     RATING
PRINCIPAL                                                                       -----------------
AMOUNT                                                                          S&P       MOODY'S             VALUE
-------------------------------------------------------------------------------------------------------------------
   OREGON -- 1.3%
$2,000,000      Washington County Oregon, Unified Sewer Agency, Agency Sewer
                  Revenue, Pre-refunded, (AMBAC Insured),
                  6.125% due 10/01/2012                                         AAA        Aaa         $  2,163,280
                                                                                                       ------------
   PENNSYLVANIA -- 1.3%
 2,000,000      Pennsylvania State, GO, Series 3,
                  6.000% due 11/15/2003                                         AA         Aa2            2,082,760
                                                                                                       ------------
   TENNESSEE -- 3.8%
 1,000,000      Knox County, Tennessee, Public Improvement, GO,
                  5.200% due 05/01/2010                                         AA         Aa2            1,141,350
 2,000,000      Tennergy Corporation, Tennessee, Gas Revenue, (MBIA
                  Insured),
                  4.500% due 06/01/2004                                         AAA        Aaa            2,084,940
 2,775,000      Tennessee State, GO, Series A,
                  5.600% due 03/01/2011                                         AA         Aa2            2,955,375
                                                                                                       ------------
                                                                                                          6,181,665
                                                                                                       ------------
   TEXAS -- 12.2%
 1,700,000      Austin, Texas, Independent School District, Refunding, GO,
                  (PSFG),
                  4.100% due 08/01/2008                                         AAA        Aaa            1,810,177
 2,750,000      Dallas, Texas, GO, ETM,
                  6.000% due 02/15/2005                                         AAA        Aaa            3,006,438
 1,000,000      Houston Texas Independent School District,
                  4.300% due 02/15/2006                                         AAA        Aaa              932,820
 1,730,000      Houston, Texas, Independent School District, Public Property
                  Finance-Contractual Obligation, GO,
                  4.750% due 07/15/2008                                         AA         Aa3            1,896,616
 2,335,000      Richardson Texas Independent School District,
                  3.800% due 02/15/2012                                         AAA        Aaa            2,357,136
                Texas State, GO:
 2,000,000        Series B,
                  5.000% due 10/01/2003                                         AA         Aa1            2,055,640
 2,400,000        Series A, Pre-refunded, Public Finance Authority,
                  5.900% due 10/01/2012                                         AA         Aaa            2,634,648
 1,700,000      Travis County, Texas, Certificates Obligation, GO,
                  4.250% due 03/01/2008                                         AAA        Aaa            1,827,177
 3,250,000      University of Texas, Permanent University Funding, (PSFG),
                  5.000% due 07/01/2004                                         AAA        Aaa            3,423,940
                                                                                                       ------------
                                                                                                         19,944,592
                                                                                                       ------------
   VIRGINIA -- 2.3%
 2,500,000      Hampton, Virginia, Public Improvement Revenue, Series C,
                  6.000% due 08/01/2003                                         AA         Aa2            2,568,600
 1,140,000      Virginia State, Public School Authority, Series I,
                  5.250% due 08/01/2008                                         AA+        Aa1            1,272,297
                                                                                                       ------------
                                                                                                          3,840,897
                                                                                                       ------------
   WASHINGTON -- 2.0%
 3,000,000      Washington State, GO, Series A,
                  5.000% due 07/01/2008                                         AA+        Aa1            3,332,940
                                                                                                       ------------
   WEST VIRGINIA -- 1.5%
 3,000,000      West Virginia State, (FGIC Insured),
                  4.800% due 11/01/2009                                         AAA        Aaa            2,372,070
                                                                                                       ------------
   WISCONSIN -- 7.7%
 2,355,000      Brookfield, Wisconsin, GO, Promissory Notes,
                  3.550% due 03/01/2007                                         NR         Aaa            2,419,433
 1,000,000      Eau Claire Wisconsin Area School District, GO, (FSA
                  Insured),
                  5.000% due 04/01/2008                                         NR         Aaa            1,107,220

                       See Notes to Financial Statements.

MUNDER TAX-FREE SHORT-INTERMEDIATE BOND FUND
      Portfolio of Investments, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                                                                     RATING
PRINCIPAL                                                                       -----------------
AMOUNT                                                                          S&P       MOODY'S             VALUE
-------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES (CONTINUED)
   WISCONSIN (CONTINUED)
$2,450,000      Milwaukee County, Wisconsin, GO, Refunding, Corporate
                  Purpose, Series A,
                  4.000% due 12/01/2010                                         AA         Aa3         $  2,542,830
                Wisconsin State:
 1,500,000        5.000% due 11/01/2007                                         AA-        Aa3            1,671,675
 2,000,000        6.000% due 05/01/2003                                         AA-        Aa3            2,031,520
 2,640,000      Wisconsin State, Clean Water Revenue, Series I,
                  5.250% due 06/01/2005                                         AA+        Aa2            2,866,195
                                                                                                       ------------
                                                                                                         12,638,873
                                                                                                       ------------
TOTAL MUNICIPAL BONDS AND NOTES
   (Cost $148,172,241)                                                                                  157,549,260
                                                                                                       ------------
SHARES
----------
INVESTMENT COMPANY SECURITY -- 2.6%
   (Cost $4,273,365)
 4,273,365      Valiant Tax-Exempt Money Market Fund                                                      4,273,365
                                                                                                       ------------

TOTAL INVESTMENTS
   (Cost $152,445,606)                                                                 98.8%            161,822,625
OTHER ASSETS AND LIABILITIES (NET)                                                      1.2               1,923,104
                                                                                      -----            ------------
NET ASSETS                                                                            100.0%           $163,745,729
                                                                                      =====            ============

------------

+ Zero-coupon bond. Rate represents annualized yield at date of purchase.

ABBREVIATIONS:
AMBAC  -- American Municipal Bond Assurance Corporation
AMT    -- Alternative Minimum Tax
ETM    -- Escrowed to Maturity
FGIC   -- Federal Guaranty Insurance Corporation
FSA    -- Financial Security Assurance
GO     -- General Obligation Bonds
MBIA   -- Municipal Bond Investors Assurance
PSFG   -- Permanent School Fund Guaranteed
Q-SBLF -- Qualified School Bond Loan Fund

At December 31, 2002 the sector diversification of the Tax-Free
Short-Intermediate Bond Fund was as follows:

                                                                   % OF
                                                                NET ASSETS                   VALUE
                                                                ----------------------------------
MUNICIPAL BONDS AND NOTES:
General Obligations.........................................       47.3%              $ 77,453,045
Insured.....................................................       20.7                 33,807,998
Pre-Refunded................................................       18.7                 30,667,590
Revenue.....................................................        9.5                 15,620,627
                                                                  -----               ------------
TOTAL MUNICIPAL BONDS AND NOTES.............................       96.2                157,549,260
INVESTMENT COMPANY..........................................        2.6                  4,273,365
                                                                  -----               ------------
TOTAL INVESTMENTS...........................................       98.8                161,822,625
OTHER ASSETS AND LIABILITIES (NET)..........................        1.2                  1,923,104
                                                                  -----               ------------
NET ASSETS..................................................      100.0%              $163,745,729
                                                                  =====               ============

                       See Notes to Financial Statements.

MUNDER CASH INVESTMENT FUND
      Portfolio of Investments, December 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                                        RATING
PRINCIPAL                                                                         ------------------
AMOUNT                                                                            S&P        MOODY'S               VALUE
------------------------------------------------------------------------------------------------------------------------
CERTIFICATE OF DEPOSIT -- 18.6%
$ 15,000,000      ABN AMRO Bank NA
                    2.320% due 07/22/2003                                         A-1         P-1         $   14,997,550
  20,000,000      Banque Nationale de Paris
                    2.230% due 01/10/2003                                         A-1+        P-1             20,000,000
  10,000,000      Bayerische Landesbank
                    1.890% due 10/24/2003                                         A-1+        P-1              9,999,196
  30,000,000      Deutsche Bank AG
                    2.450% due 05/08/2003                                         A-1+        P-1             29,997,951
  20,000,000      Rabobank Nederland
                    2.375% due 02/19/2003                                         A-1+        P-1             19,999,609
  30,000,000      Societe Generale
                    1.700% due 09/29/2003                                         A-1+        P-1             29,997,789
  30,000,000      Toronto-Dominion Bank
                    2.590% due 04/25/2003                                         A-1+        P-1             29,996,331
  30,000,000      UBS AG
                    1.760% due 08/22/2003                                         A-1+        P-1             29,998,101
  20,000,000      Westdeutsche Landesbank Girozentrale
                    1.490% due 11/12/2003                                         A-1+        P-1             19,998,282
                                                                                                          --------------
TOTAL CERTIFICATE OF DEPOSIT
   (Cost $204,984,809)                                                                                       204,984,809
                                                                                                          --------------
COMMERCIAL PAPER -- 50.2%
  30,000,000      Alcon Capital Corporation
                    1.310% due 01/23/2003                                         A-1+        P-1             29,977,075
  30,000,000      Asset Securitization Cooperative Corporation
                    1.790% due 01/09/2003                                         A-1         P-1             29,989,558
  30,000,000      Corporate Receivables Corporation
                    1.350% due 01/07/2003+                                        A-1+        P-1             29,994,375
  30,000,000      Falcon Asset Securitization Corporation
                    1.550% due 01/13/2003                                         A-1         P-1             29,985,792
  30,000,000      General Electric Capital Services, Inc.
                    1.700% due 01/07/2003                                         A-1+        P-1             29,992,917
  30,000,000      International Lease Finance Corporation
                    1.310% due 01/23/2003+                                        A-1+        P-1             29,977,075
  30,000,000      Koch Industries, Inc.
                    1.210% due 01/02/2003+                                        A-1+        P-1             30,000,000
  30,000,000      Lexington Parker Capital Corporation
                    1.710% due 01/09/2003+                                        A-1         NR              29,990,025
  30,000,000      Liberty Street Funding Corporation
                    1.360% due 01/13/2003+                                        A-1         P-1             29,987,533
  20,000,000      Marsh & McLennan Companies, Inc.
                    1.300% due 02/06/2003+                                        A-1+        P-1             19,974,722
  25,000,000      Moat Funding LLC
                    1.350% due 01/17/2003+                                        A-1+        P-1             24,985,938
  30,000,000      Mont Blanc Capital Corporation
                    1.340% due 02/24/2003+                                        A-1+        P-1             29,940,817
  30,000,000      National Rural Utilities Cooperative Finance Corporation
                    1.360% due 01/17/2003                                         A-1         P-1             29,983,000
  30,000,000      New Center Asset Trust
                    1.250% due 01/02/2003+                                        A-1+        P-1             30,000,000
  30,000,000      Park Avenue Receivables Corporation
                    1.760% due 01/13/2003+                                        A-1         P-1             29,983,867
  25,000,000      Preferred Receivables Funding
                    1.540% due 01/06/2003+                                        A-1         P-1             24,995,722
  25,373,000      Superior Funding Capital Corporation
                    1.750% due 01/28/2003+                                        A-1         P-1             25,340,931

                       See Notes to Financial Statements.

MUNDER CASH INVESTMENT FUND
      Portfolio of Investments, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                                                                        RATING
PRINCIPAL                                                                         ------------------
AMOUNT                                                                            S&P        MOODY'S               VALUE
------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
$ 25,000,000      Toyota Motor Credit Corporation
                    1.310% due 02/12/2003                                         A-1+        P-1         $   24,962,701
  20,000,000      UBS Finance, Inc.
                    1.200% due 01/02/2003+                                        A-1+        P-1             20,000,000
  25,000,000      Vodafone Airtouch
                    1.370% due 02/18/2003                                         A-1         P-1             24,955,285
                                                                                                          --------------
TOTAL COMMERCIAL PAPER
   (Cost $555,017,333)                                                                                       555,017,333
                                                                                                          --------------
CORPORATE BONDS AND NOTES -- 9.5%
  25,000,000      Allstate Funding Agreement
                    1.460% due 05/15/2003++                                       A-1+        P-1             25,000,000
  25,000,000      Beta Finance, Inc., 144A,
                    1.390% due 09/18/2003#                                        A-1+        P-1             25,000,000
  25,000,000      Jackson National Life Insurance
                    1.880% due 09/25/2003++                                       A-1+        P-1             25,000,000
  30,000,000      Sigma Finance, Inc.
                    1.350% due 05/09/2003                                         A-1+        P-1             30,000,000
                                                                                                          --------------
TOTAL CORPORATE BONDS AND NOTES
   (Cost $105,000,000)                                                                                       105,000,000
                                                                                                          --------------
REPURCHASE AGREEMENTS -- 21.0%
 192,245,427      Agreement with Lehman Brothers,
                    1.000% dated 12/31/2002, to be repurchased at $192,256,107 on 01/02/2003, collateralized by $464,664,376 U.S.
                    Treasury Strips,
                    5.875%-8.000% having maturities from 05/15/03-11/15/27
                    (value $196,065,900)                                                                     192,245,427
  40,000,000      Agreement with State Street Bank and Trust Company,
                    0.800% dated 12/31/2002, to be repurchased at $40,001,778
                    on 01/02/2003, collateralized by $33,345,000 U.S. Treasury
                    Note,
                    6.500% maturing 02/15/2010
                    (value $40,805,944)                                                                       40,000,000
                                                                                                          --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $232,245,427)                                                                                       232,245,427
                                                                                                          --------------

TOTAL INVESTMENTS
   (Cost $1,097,247,569)                                                                  99.3%            1,097,247,569
OTHER ASSETS AND LIABILITIES (NET)                                                         0.7                 7,667,892
                                                                                         -----            --------------
NET ASSETS                                                                               100.0%           $1,104,915,461
                                                                                         =====            ==============

------------

 + Rate represents annualized yield at date of purchase.

++ Variable rate security. The interest rate shown reflects the rate currently in effect.

 # Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration to qualified institutional buyers.

                       See Notes to Financial Statements.

MUNDER TAX-FREE MONEY MARKET FUND
      Portfolio of Investments, December 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                                       RATING
PRINCIPAL                                                                       --------------------
AMOUNT                                                                           S&P         MOODY'S             VALUE
----------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- 99.5%
   ALABAMA -- 2.3%
$1,985,000      Alabama State, GO, Series A,
                  5.000% due 06/01/2003                                           AA          Aa3         $  2,012,070
 1,000,000      Jefferson County, Alabama, Sewer Revenue, (MBIA Insured),
                  5.650% due 03/01/2003+                                         AAA          Aaa            1,031,319
 1,000,000      Mobile, Alabama, Dock & Wharf Revenue, Refunding, Holnam,
                  Inc. Project, Series A, (Bayerische Landesbank, LOC),
                  1.450% due 06/01/2032+                                         A-1+        VMIG1           1,000,000
 2,500,000      Mobile, Alabama, Industrial Development Board Dock & Wharf
                  Revenue, Refunding, Holnam, Inc. Project, Series B,
                  (Wachovia Bank, LOC),
                  1.500% due 06/01/2032+                                         A-1         VMIG1           2,500,000
                                                                                                          ------------
                                                                                                             6,543,389
                                                                                                          ------------
   ARIZONA -- 3.3%
 3,400,000      Apache County, Arizona, Industrial Development Authority,
                  Industrial Development Revenue, (Tucson Electric - 83C),
                  (Society Generale, LOC),
                  1.550% due 12/15/2018+                                         A-1+        VMIG1           3,400,000
 1,325,000      Arizona Health Facilities Authority Revenue, Community
                  Behavioral Health Property (Wells Fargo Bank, NA, LOC),
                  1.600% due 08/01/2025+                                         A-1+         NR             1,325,000
 3,750,000      Pima County, Arizona Industrial Development Authority,
                  (Tucson Electric), (Toronto Dominion, LOC),
                  1.550% due 12/01/2022+                                         A-1+        VMIG1           3,749,985
 1,000,000      Salt River Project, Arizona, Agriculture Improvement & Power
                  District, Electric Systems Revenue, Refunding, Salt River
                  Project, Series A,
                  5.500% due 01/01/2003                                           AA          Aa2            1,000,000
                                                                                                          ------------
                                                                                                             9,474,985
                                                                                                          ------------
   COLORADO -- 4.4%
 1,500,000      Adams County, Colorado, Industrial Development Revenue,
                  Clear Creek
                  Business (Citibank LOC),
                  1.500% due 11/01/2008+                                          NR         VMIG1           1,500,000
 1,325,000      Boulder County, Colorado, Development Revenue, Humane
                  Society, Inc. Project, (Wells Fargo Bank N.A., LOC),
                  1.700% due 05/01/2020+                                          NR          NR             1,325,000
 1,000,000      Crystal Valley, Colorado, Metropolitan District Number 1,
                  (Wells Fargo Bank, NA, LOC),
                  1.600% due 05/01/2032                                          A-1+         NR             1,000,000
   970,000      Denver, Colorado, Health & Hospital Authority Healthcare
                  Revenue, Series A, (Bank One Colorado NA, LOC),
                  1.850% due 12/01/2032                                          A-1         VMIG1             970,000
 3,000,000      Jefferson County, Colorado, School District Number R-001,
                  GO, Tax Anticipation Notes, Series A,
                  2.500% due 06/30/2003                                         SP-1+        MIG1            3,016,055
 2,000,000      Platte River Power Authority, Colorado Electric Revenue,
                  Subordinated Lien, Series S-1, (Morgan Guarantee Trust,
                  SPA),
                  1.500% due 06/01/2018+                                         A-1+        VMIG1           2,000,000
 2,700,000      Superior Metropolitan District Number 3 Company, (U.S. Bank,
                  NA, LOC),
                  1.550% due 12/01/2018+                                          A+          NR             2,700,000
                                                                                                          ------------
                                                                                                            12,511,055
                                                                                                          ------------

                       See Notes to Financial Statements.

MUNDER TAX-FREE MONEY MARKET FUND
      Portfolio of Investments, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                                                                       RATING
PRINCIPAL                                                                       --------------------
AMOUNT                                                                           S&P         MOODY'S             VALUE
----------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES (CONTINUED)
   FLORIDA -- 2.3%
$1,000,000      Florida Gulf Coast University Foundation, Inc., Certificates
                  of Participation, (Wachovia Bank, LOC),
                  1.650% due 08/01/2032+                                          NR         VMIG1        $  1,000,000
 3,000,000      Palm Beach County, Florida Revenue, Community Foundation
                  Palm Beach Project, (Northern Trust Company, LOC),
                  1.550% due 07/01/2034+                                         A-1+         NR             3,000,000
 2,500,000      Palm Beach County, Florida Revenue, GO, Norton Gallery, Inc.
                  Project, (Northern Trust Company, LOC),
                  1.550% due 05/01/2025+                                         A-1+         NR             2,500,000
                                                                                                          ------------
                                                                                                             6,500,000
                                                                                                          ------------
   GEORGIA -- 2.3%
 1,000,000      Burke County, Georgia, Development Authority Pollution
                  Control Revenue, Oglethorpe Power Corporation, Series A,
                  (FGIC Insured),
                  1.500% due 01/01/2016+                                         A-1+        VMIG1           1,000,000
 1,365,000      Clayton County, Georgia, Housing Authority Multifamily
                  Housing Revenue, Refunding, Huntington Woods, Series A,
                  (FSA Insured), (Societe Generale, SPA),
                  1.600% due 01/01/2021+                                         A-1+        VMIG1           1,365,000
 2,000,000      Cobb County, Georgia, Development Authority Revenue, North
                  Cobb Christian School, Series A,
                  1.600% due 03/01/2015+                                          NR          Aa2            2,000,000
 1,000,000      De Kalb Private Hospital Authority Revenue, Anticipation
                  Certificates, ESR Children's Health, Series A (SunTrust
                  Bank, LOC),
                  1.500% due 12/01/2028+                                          NR         VMIG1           1,000,000
 1,330,000      Georgia State, GO, Series A,
                  5.800% due 03/01/2003                                          AAA          Aaa            1,339,609
                                                                                                          ------------
                                                                                                             6,704,609
                                                                                                          ------------
   HAWAII -- 0.4%
 1,125,000      Hawaii State, GO, Series C, (FGIC-TCRS Insured),
                  5.500% due 06/01/2003+                                         AAA          Aaa            1,154,300
                                                                                                          ------------
   ILLINOIS -- 11.2%
 2,000,000      Chicago, Illinois, Emergency Telephone Systems, (FGIC
                  Insured),
                  5.800% due 01/01/2003                                          AAA          Aaa            2,040,000
 3,500,000      Illinois Development Finance Authority Revenue, Adjusted
                  World Communications, Inc., (Lasalle Bank, NA, LOC),
                  1.550% due 08/01/2015+                                          NR         VMIG1           3,500,000
 2,225,000      Illinois Development Finance Authority, Industrial Revenue,
                  Tajon Warehouse, Series B, (Bank of Kentucky, LOC),
                  1.620% due 01/01/2010+                                         A-1          NR             2,225,000
                Illinois Educational Facilities Authority Revenues:
 1,100,000        Adjusted Chicago Children's Museum, (Bank One N.A., LOC),
                  1.600% due 02/01/2028+                                         A-1         VMIG1           1,100,000
 1,100,000        Columbia College, (Harris Trust & Savings Bank, LOC),
                  1.500% due 06/01/2030+                                         A-1+         NR             1,100,000
 4,635,000      Illinois Health Facilities Authority, Advocate Health Care,
                  Series B, (Multi LOC's),
                  1.600% due 08/15/2022+                                         A-1         VMIG1           4,635,000
                Illinois Health Facilities Authority Revenue:
 5,600,000        Swedish Covenant Hospital, Series A, (AMBAC Insured),
                  (Harris Trust & Savings Bank, SPA),
                  1.590% due 08/15/2029+                                         A-1+        VMIG1           5,600,000
 2,000,000        Southern Illinois Healthcare Inc., (Firstar Bank, LOC),
                  1.600% due 03/01/2031+                                          NR         VMIG1           2,000,000

                       See Notes to Financial Statements.

MUNDER TAX-FREE MONEY MARKET FUND
      Portfolio of Investments, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                                                                       RATING
PRINCIPAL                                                                       --------------------
AMOUNT                                                                           S&P         MOODY'S             VALUE
----------------------------------------------------------------------------------------------------------------------
   ILLINOIS (CONTINUED)
$4,000,000      Illinois State Toll Highway Authority, Toll Highway Priority
                  Revenue, Refunding, Series B, (MBIA Insured), (Societe
                  Generale, LOC),
                  1.450% due 01/01/2010+                                         A-1+        VMIG1        $  4,000,000
 1,150,000      Illinois State, GO, (FGIC Insured),
                  5.250% due 07/01/2003                                          AAA          Aaa            1,172,324
 1,700,000      Schaumburg, Illinois, GO, Series A, (Northern Trust Company,
                  SPA),
                  1.550% due 12/01/2013+                                         A-1+        VMIG1           1,700,000
 2,810,000      West Chicago, Illinois, Industrial Development Revenue,
                  Refunding, Liquid Container Project, (Bank of America,
                  LOC),
                  1.650% due 03/01/2015+                                          NR          Aa1            2,810,000
                                                                                                          ------------
                                                                                                            31,882,324
                                                                                                          ------------
   INDIANA -- 4.4%
 1,600,000      Franklin County, Indiana, Economic Development Revenue,
                  Sisters St. Francis Project, (Banc One, LOC),
                  1.600% due 12/01/2018+                                         A-1          NR             1,600,000
 3,100,000      Indiana Health Facility Financing Authority Hospital
                  Revenue, Clarian Health Obligation Group, Series C,
                  (Westdeutsche Landesbank, SPA),
                  1.500% due 03/01/2030+                                         A-1+        VMIG1           3,100,000
 6,000,000      Indiana Municipal Power Supply Systems Revenue, Refunding,
                  Series A, (Toronto-Dominion Bank, LOC),
                  1.500% due 01/01/2018+                                         A-1+        VMIG1           6,000,000
 1,010,000      Pike Township, Indiana, School Building Corporation,
                  Refunding 1st Mortgage, (FGIC Insured),
                  4.500% due 01/15/2003                                          AAA          Aaa            1,011,099
 1,000,000      Richmond, Indiana, Hospital Authority Revenue, Refunding,
                  Reid Hospital & Health Care, (U.S. Bank, NA, LOC),
                  1.600% due 01/01/2012+                                         A-1          NR             1,000,000
                                                                                                          ------------
                                                                                                            12,711,099
                                                                                                          ------------
   IOWA -- 1.8%
 1,300,000      Iowa Finance Authority Child Services Revenue, Childserve
                  Project, Series B, (Wells Fargo Bank, N.A., LOC),
                  1.700% due 06/01/2017+                                          NR          NR             1,300,000
 1,300,000      Iowa Finance Authority Museum Facilities Revenue, Putnam
                  Museum of History, (Wells Fargo Bank N.A., LOC),
                  1.600% due 05/01/2012+                                         A-1+         NR             1,300,000
 1,500,000      Iowa Higher Education Loan Authority Revenue, Higher
                  Education State Ambrose University, (Wells Fargo Bank
                  N.A., LOC),
                  1.700% due 02/01/2007+                                          NR          NR             1,500,000
 1,025,000      Ottumwa, Iowa, Revenue, Purchase, Ottumwa Regional Health
                  Center, Wells Fargo Bank, N.A., LOC),
                  1.600% due 10/01/2006+                                         A-1+         NR             1,025,000
                                                                                                          ------------
                                                                                                             5,125,000
                                                                                                          ------------
   KANSAS -- 1.6%
 2,500,000      Lawrence, Kansas, GO, Temp Notes, Series II,
                  2.250% due 10/01/2003                                           NR         MIG1            2,513,434
 1,000,000      Sedgwick County, Kansas, GO, Series A,
                  2.750% due 08/01/2003                                          AA+          Aa1            1,008,381
 1,000,000      Wamego Kansas Pollution Control Revenue, Refunding,
                  Utilicorp United Inc. Project, (Bank One Chicago N.A.,
                  LOC),
                  1.600% due 03/01/2026+                                         A-1          P-1            1,000,000
                                                                                                          ------------
                                                                                                             4,521,815
                                                                                                          ------------

                       See Notes to Financial Statements.

MUNDER TAX-FREE MONEY MARKET FUND
      Portfolio of Investments, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                                                                       RATING
PRINCIPAL                                                                       --------------------
AMOUNT                                                                           S&P         MOODY'S             VALUE
----------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES (CONTINUED)
   KENTUCKY -- 3.2%
$2,680,000      Covington, Kentucky, Industrial Building Revenue, Baptist
                  Convalescent Project, (Fifth Third Bank, LOC),
                  1.500% due 04/01/2019+                                          NR          NR          $  2,680,000
 3,190,000      Jeffersontown, Kentucky, Lease Program Revenue, Kentucky
                  League of Cities Funding Trust, (Firstar Bank, LOC),
                  1.630% due 03/01/2030+                                          NR         VMIG1           3,190,000
 1,350,000      Kentucky State Turnpike Authority Economic Development Road
                  Revenue, Refunding, Revitalization Project,
                  5.700% due 01/01/2003                                          AA-          Aa3            1,350,000
   880,000      Lexington-Fayette Urban County, Kentucky, Government
                  Industrial Building Revenue, Roman Catholic Diocese
                  Project, (Fifth Third Bank N.A., LOC),
                  1.600% due 09/01/2015+                                          NR          NR               880,000
 1,000,000      Newport, Kentucky, Lease Program Revenue, Kentucky League of
                  Cities Funding Trust, (U.S. Bank N.A., LOC),
                  1.570% due 04/01/2032+                                          NR         VMIG1           1,000,000
                                                                                                          ------------
                                                                                                             9,100,000
                                                                                                          ------------
   MAINE -- 0.7%
 1,900,000      Maine State, Tax Anticipation Notes, GO,
                  2.250% due 06/30/2003+                                        SP-1+        MIG1            1,909,664
                                                                                                          ------------
   MARYLAND -- 2.0%
 2,800,000      Baltimore County, Maryland, Revenue Bonds, Sheppard & Enoch
                  Pratt Hospital, (Bank of America, LOC),
                  1.200% due 07/01/2022+                                          NR         VMIG1           2,800,000
 2,790,000      Charles County, Maryland, Refunding, County Commissioners
                  Consolidated Public Improvement,
                  3.000% due 01/15/2003                                           AA          Aa2            2,791,465
                                                                                                          ------------
                                                                                                             5,591,465
                                                                                                          ------------
   MASSACHUSETTS -- 0.7%
 2,000,000      Massachusetts State, GO, Bond Anticipation Notes, Series A,
                  4.000% due 09/01/2003                                         SP-1+        MIG1            2,033,533
                                                                                                          ------------
   MICHIGAN -- 4.6%
 1,000,000      Flint, Michigan, Hospital Building Authority Revenue, Hurley
                  Medical Center, Series B, (Lasalle National Bank, LOC),
                  1.550% due 07/01/2015+                                          NR         VMIG1           1,000,000
 5,500,000      Kalamazoo County, Michigan, Economic Development Revenue,
                  (Old Kent Bank, LOC),
                  1.620% due 09/01/2015+                                          NR          NR             5,500,000
                Michigan State Hospital Finance Authority Revenue:
 1,000,000        Hospice Of Michigan, (Fifth Third Bank, LOC),
                  1.520% due 09/01/2027+                                         A-1+         NR             1,000,000
 1,945,000      Chelsea Community Hospital, (National City Bank, LOC),
                  1.620% due 05/15/2031+                                         A-1          NR             1,945,000
                Michigan State Strategic Fund Limited Obligation Revenue:
 1,650,000        Refunding, Goodwill Industrial Project, (Fifth Third Bank
                  N.A., LOC),
                  1.600% due 02/01/2027+                                          NR          NR             1,650,000
 2,000,000      Roeper School Project, (Standard Federal Bank, LOC),
                  1.600% due 05/01/2032+                                         A-1+         NR             2,000,000
                                                                                                          ------------
                                                                                                            13,095,000
                                                                                                          ------------

                       See Notes to Financial Statements.

MUNDER TAX-FREE MONEY MARKET FUND
      Portfolio of Investments, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                                                                       RATING
PRINCIPAL                                                                       --------------------
AMOUNT                                                                           S&P         MOODY'S             VALUE
----------------------------------------------------------------------------------------------------------------------
   MINNESOTA -- 2.9%
$3,000,000      City of Rochester, Minnesota, Series 2000-B,
                  1.300% due 01/15/2003                                          A-1+         P-1         $  3,000,000
 1,300,000      Ely, Minnesota, YMCA Greater St. Paul Project, (Wells Fargo
                  Bank NA, LOC),
                  1.060% due 12/01/2012+                                          NR          NR             1,300,000
 3,075,000      Minnesota State Higher Education Facilities Authority
                  Revenue, Carleton College, (Wells Fargo Bank, NA, LOC),
                  1.450% due 11/01/2029+                                          NR         VMIG1           3,075,000
 1,010,000      Stillwater, Minnesota, Independent School District Number
                  834, Refunding,
                  5.000% due 02/01/2003                                           NR          Aa1            1,012,585
                                                                                                          ------------
                                                                                                             8,387,585
                                                                                                          ------------
   MISSISSIPPI -- 1.4%
 4,000,000      Mississippi Hospital Equipment & Facilities Authority
                  Revenue, North Mississippi Health Services, Series 1,
                  (Westdeutsche Landesbank, SPA),
                  1.450% due 05/15/2030+                                         A-1+        VMIG1           4,000,000
                                                                                                          ------------
   MISSOURI -- 0.6%
 1,600,000      Mehlville Missouri School District Number R9, GO, Refunding,
                  (MBIA Insured),
                  6.000% due 02/15/2003+                                         AAA          Aaa            1,640,711
                                                                                                          ------------
   NEBRASKA -- 1.3%
 1,210,000      Douglas County, Nebraska, GO, Refunding, Hospital
                  Improvement,
                  4.250% due 07/01/2003                                          AA+          Aa3            1,226,896
                Nebraska Public Power District Revenue:
 1,550,000        Power Supply System,
                  5.700% due 01/01/2003                                          AAA          AAA            1,581,000
 1,000,000        Refunding Power Supply System, Series B,
                  4.900% due 01/01/2003                                           A           Aaa            1,020,000
                                                                                                          ------------
                                                                                                             3,827,896
                                                                                                          ------------
   NEVADA -- 0.6%
 1,845,000      Clark County, Nevada, Public Safety, GO,
                  4.750% due 02/01/2003                                           AA          Aa2            1,850,061
                                                                                                          ------------
   NEW JERSEY -- 0.7%
 2,000,000      New Jersey State, Tax and Revenue Anticipation Notes,
                  3.000% due 06/12/2003                                         SP-1+        MIG1            2,013,492
                                                                                                          ------------
   NEW MEXICO -- 0.8%
                New Mexico State Highway Commission Revenue:
 1,195,000        Senior Subordinated Lien, Series A,
                  4.500% due 06/15/2003                                          AA+          Aa2            1,211,578
 1,000,000        Subordinated Lien Tax, Series A,
                  4.500% due 06/15/2003                                          AA+          Aa2            1,014,252
                                                                                                          ------------
                                                                                                             2,225,830
                                                                                                          ------------
   NEW YORK -- 3.2%
 1,000,000      Long Island Power Authority, New York Electric System
                  Revenue, Subordinated Subseries 3B, (Westdeutsche
                  Landesbanken, LOC),
                  1.700% due 05/01/2033+                                         A-1+        VMIG1           1,000,000
 2,000,000      New York City Transitional Finance Authority Revenue, Series
                  4,
                  2.500% due 02/26/2003                                         SP-1+        MIG1            2,002,892
 5,000,000      New York, New York City Transitional,
                  1.850% due 11/01/2022+                                         A-1+        VMIG1           5,000,000
 1,000,000      New York, New York, GO, Variable Series B, Subseries B3,
                  (MBIA Insured),
                  1.650% due 08/15/2004+                                         A-1         VMIG1           1,000,000
                                                                                                          ------------
                                                                                                             9,002,892
                                                                                                          ------------

                       See Notes to Financial Statements.

MUNDER TAX-FREE MONEY MARKET FUND
      Portfolio of Investments, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                                                                       RATING
PRINCIPAL                                                                       --------------------
AMOUNT                                                                           S&P         MOODY'S             VALUE
----------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES (CONTINUED)
   NORTH CAROLINA -- 1.7%
$1,040,000      Greensboro, North Carolina, Public Improvement,
                  1.450% due 04/01/2019+                                         A-1+        VMIG1        $  1,040,000
 1,875,000      North Carolina Medical Care Community Health Care Facilities
                  Revenue, Rutherford Hospital, Inc. Project (Branch Banking
                  & Trust, LOC),
                  1.600% due 09/01/2021+                                          NR         VMIG1           1,875,000
 1,930,000      North Carolina Medical Care Community Hospital Revenue, J.
                  Arthur Dosher Memorial Hospital, (Branch Banking & Trust,
                  LOC),
                  1.600% due 05/01/2018+                                         A-1          NR             1,930,000
                                                                                                          ------------
                                                                                                             4,845,000
                                                                                                          ------------
   OHIO -- 6.0%
 2,000,000      Dayton Ohio, City School District, GO, Bond Anticipation
                  Notes,
                  2.000% due 07/10/2003                                         SP-1+        MIG1            2,008,567
 4,675,000      Franklin County, Ohio, Hospital Revenue, US Health
                  Corporation, Series A, (Morgan Guarantee, LOC),
                  1.500% due 12/01/2021+                                          NR         VMIG1           4,675,000
 1,500,000      Lorain, Ohio, City School District, GO, Classroom Facilities
                  Improvement Notes,
                  2.110% due 02/24/2003                                          SP-1        MIG1            1,501,260
 2,000,000      Mahoning County, Ohio, Housing Revenue, Youngstown State
                  University Project, (Bank One NA, LOC),
                  1.500% due 02/01/2023+                                          NR         VMIG1           2,000,000
 4,375,000      Middleburg Heights, Ohio, Hospital Revenue, Southwest
                  General Health, (Keybank NA, LOC),
                  1.620% due 08/15/2022+                                         A-1          NR             4,375,000
 2,670,000      Montgomery County, Ohio, Society Saint Vincent DePaul,
                  (National City Bank, LOC),
                  1.620% due 12/01/2010+                                         A-1          NR             2,670,000
                                                                                                          ------------
                                                                                                            17,229,827
                                                                                                          ------------
   OKLAHOMA -- 0.3%
 1,000,000      Tulsa, Oklahoma, GO,
                  6.375% due 02/01/2003                                           AA          Aa2            1,004,037
                                                                                                          ------------
   OREGON -- 3.7%
 2,500,000      Oregon State, Tax Anticipation Notes, Series A,
                  3.250% due 05/01/2003                                         SP-1+        MIG1            2,509,985
 3,500,000      Oregon State Health Housing Educational & Cultural
                  Facilities Authority, (Adjusted Assumption Village Project
                  Series A), (Keybank N.A., LOC),
                  1.600% due 03/01/2033+                                          NR         VMIG1           3,500,000
 4,550,000      Portland, Oregon Multifamily Revenue, (Harris Trust and
                  Savings Bank, LOC),
                  1.150% due 12/01/2011+                                         A-1+         NR             4,550,000
                                                                                                          ------------
                                                                                                            10,559,985
                                                                                                          ------------
   PENNSYLVANIA -- 4.1%
 1,545,000      Allegheny County, Pennsylvania, Hospital Development
                  Revenue, Variable Health Center Presbyterian, Series D,
                  (MBIA Insured) (First Union National Bank, SPA),
                  1.650% due 03/01/2020+                                         A-1         VMIG1           1,545,000
 2,700,000      Allegheny County, Pennsylvania, Redevelopment Authority,
                  Brentwood Towne Square Project, Series A (National City
                  Bank, LOC),
                  1.650% due 11/01/2019+                                         A-1          P-1            2,700,000
 1,000,000      Downington, Pennsylvania, Municipal Water Authority Revenue,
                  Series A, (AMBAC Insured),
                  5.800% due 09/01/2016+                                         AAA          Aaa            1,029,935
 1,000,000      Hazleton, Pennsylvania, Area School District, Series A,
                  (FGIC Insured),
                  5.750% due 03/01/2003+                                         AAA          Aaa            1,017,042

                       See Notes to Financial Statements.

MUNDER TAX-FREE MONEY MARKET FUND
      Portfolio of Investments, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                                                                       RATING
PRINCIPAL                                                                       --------------------
AMOUNT                                                                           S&P         MOODY'S             VALUE
----------------------------------------------------------------------------------------------------------------------
   PENNSYLVANIA (CONTINUED)
$1,000,000      Karns City, Pennsylvania, Area School District, GO, (MBIA
                  Insured),
                  5.600% due 03/01/2011+                                         AAA          Aaa         $  1,028,629
 4,305,000      Washington County, Pennsylvania, Authority Lease Revenue,
                  Higher Education Pooled Equipment Lease, (First Union
                  National Bank, LOC),
                  1.650% due 11/01/2005+                                          NR         VMIG1           4,305,000
                                                                                                          ------------
                                                                                                            11,625,606
                                                                                                          ------------
   SOUTH CAROLINA -- 0.8%
 1,210,000      Richland County, South Carolina, School District Number 2,
                  GO, Refunding, Series A, (SCSDE Insured),
                  2.250% due 02/01/2003                                          AA+          Aa1            1,210,875
 1,035,000      South Carolina Electric Revenue, Piedmont Municipal Power
                  Agency,
                  5.200% due 01/01/2003                                          BBB-         Aaa            1,035,000
                                                                                                          ------------
                                                                                                             2,245,875
                                                                                                          ------------
   TENNESSEE -- 5.0%
 1,056,000      Clarksville, Tennessee, Public Building Authority Revenue,
                  1.450% due 07/01/2013                                          A-1+        VMIG1           1,056,000
                Shelby County, Tennessee, Health Educational & Housing
                  Facilities Board Revenue:
 3,000,000        Baptist Memorial Hospital Project, (Bank of America, LOC),
                  1.150% due 01/21/2003                                          A-1+         NR             3,000,000
 6,135,000      Refunding, Multifamily Housing-Wyndridge, (Credit Suisse,
                  LOC),
                  1.600% due 11/01/2019+                                         A-1+         NR             6,135,000
 3,000,000      Tennessee State, Tax Exempt, Series 1997,
                  1.050% due 01/22/2003                                          A-1+         P-1            3,000,000
 1,000,000      Wilson County, Tennessee, GO, Refunding, Capital Outlay
                  Notes, Series A, (MBIA Insured),
                  5.000% due 06/15/2003                                           NR          Aaa            1,016,477
                                                                                                          ------------
                                                                                                            14,207,477
                                                                                                          ------------
   TEXAS -- 12.9%
 2,645,000      Carrollton, Texas, GO, Refunding, Improvement,
                  4.000% due 08/15/2003                                           AA          Aa2            2,685,363
 1,510,000      Dallas, Texas, Independent School District, GO,
                  Prerefunded-1999, (PSFG Insured),
                  5.700% due 08/15/2003+                                         AAA          Aaa            1,547,855
 2,250,000      Fort Worth Texas Water & Sewer Revenue, Refunding &
                  Improvement,
                  5.000% due 02/15/2003                                           AA          Aa2            2,259,736
 1,060,000      Garland, Texas, GO, (FGIC Insured),
                  3.750% due 02/15/2003                                          AAA          Aaa            1,063,130
                Grapevine Texas Industrial Development Corporation Revenue:
 4,500,000        American Airlines, Inc., Series A-1,
                  1.750% due 12/01/2024+                                          NR          P-1            4,500,000
 1,000,000        American Airlines, Inc., Series A-4, (Bayerische
                  Landesbank, LOC),
                  1.750% due 12/01/2024                                           NR          P-1            1,000,000
 2,200,000        American Airlines, Inc., Series A-2, (Bayerische
                  Landesbank, LOC),
                  1.750% due 12/01/2024                                           NR          P-1            2,200,000
 2,200,000      Grapevine, Texas, Industrial Development Corp., Revenue,
                  American Airlines, Inc., Series B-3, (Bayerische
                  Landesbank, LOC),
                  1.750% due 12/01/2024+                                          NR          P-1            2,200,000
 3,000,000      Houston, Texas, GO, Series C,
                  1.450% due 01/06/2003                                           NR          NR             3,000,000
 1,945,000      North Texas University Revenue, Financing Systems, (FGIC
                  Insured),
                  2.000% due 04/15/2003                                          AAA          Aaa            1,948,593
 1,500,000      Northside, Texas, Independent School District, GO, Series B,
                  (PSFG Insured),
                  1.270% due 08/01/2033                                          AAA          Aaa            1,500,000

                       See Notes to Financial Statements.

MUNDER TAX-FREE MONEY MARKET FUND
      Portfolio of Investments, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                                                                       RATING
PRINCIPAL                                                                       --------------------
AMOUNT                                                                           S&P         MOODY'S             VALUE
----------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES (CONTINUED)
   TEXAS (CONTINUED)
$1,000,000      Richardson Texas Independent School District, GO, Refunding,
                  (PSFG Insured),
                  4.500% due 02/15/2003                                          AAA          Aaa         $  1,003,258
 3,000,000      Texas State, Tax & Revenue Anticipation Notes,
                  2.750% due 08/29/2003                                         SP-1+        MIG1            3,026,146
                Texas State, GO:
 3,000,000        Refunding, Water Financial Assistance, Series A & C,
                  5.000% due 08/01/2003                                           AA          Aa1            3,062,621
 1,000,000        Texas Public Finance Authority, Series A,
                  5.375% due 10/01/2003                                           AA          Aa1            1,028,549
 1,865,000      Travis County, Texas, GO,
                  4.000% due 03/01/2003                                          AAA          Aaa            1,872,452
 3,000,000      University of Texas Revenues,
                  1.400% due 01/16/2003                                          A-1+         P-1            3,000,000
                                                                                                          ------------
                                                                                                            36,897,703
                                                                                                          ------------
   VIRGINIA -- 3.1%
 2,825,000      Arlington County, Virginia Revenue, Ballston Public Parking,
                  (Citibank, N.A., LOC),
                  1.150% due 08/01/2017+                                         A-1+         NR             2,825,000
 4,000,000      Clarke County, Virginia, Industrial Development Authority,
                  Hospital Facilities Revenue, Winchester Medical Center,
                  Inc. (FSA Insured), (Chase Manhattan Bank, SPA),
                  1.700% due 01/01/2030+                                         A-1+         NR             4,000,000
 2,000,000      Richmond, Virginia, Industrial Development Authority
                  Revenue, The Virginia Home, (SunTrust Bank, LOC),
                  1.600% due 07/01/2022+                                          NR          NR             2,000,000
                                                                                                          ------------
                                                                                                             8,825,000
                                                                                                          ------------
   WASHINGTON -- 0.4%
 1,000,000      Washington State Public Power Supply System Revenue, Nuclear
                  Project Number 2, Refunding, Series B, (MBIA-IBC Insured),
                  5.625% due 07/01/2003+                                         AAA          Aaa            1,034,527
                                                                                                          ------------
   WISCONSIN -- 4.8%
 1,125,000      Kettle Moraine School District, Wisconsin, GO, Refunding,
                  Series A,
                  3.000% due 04/01/2003                                           NR          Aa3            1,128,657
 1,000,000      Menomonee Falls, Wisconsin, Promissory Notes,
                  3.100% due 06/01/2003                                           NR          Aa3            1,004,643
 1,250,000      Middleton-Cross Plains Area School District, Wisconsin, GO,
                  (FGIC Insured),
                  5.500% due 04/01/2003+                                         AAA          Aaa            1,261,814
 2,000,000      Racine, Wisconsin, Unified School District, Tax & Revenue
                  Anticipation Promissory Notes,
                  1.950% due 07/15/2003                                           NR         MIG1            2,004,919
 3,900,000      Wisconsin State Health & Educational Facilities Authority
                  Revenue, University of Wisconsin Medical Foundation,
                  (Lasalle Bank N.A., LOC),
                  1.590% due 05/01/2030+                                         A-1+         NR             3,900,000
 1,000,000      Wisconsin State, Clean Water Revenue, Series 1,
                  6.250% due 06/01/2003                                          AA+          Aa2            1,021,028
 1,000,000      Wisconsin State, GO, Series A,
                  6.000% due 05/01/2003                                          AA-          Aa3            1,014,998
 2,250,000      Wisconsin State, Petroleum Inspection Fee Revenue, Series A,
                  5.500% due 07/01/2003                                          AA-          Aa3            2,290,778
                                                                                                          ------------
                                                                                                            13,626,837
                                                                                                          ------------
TOTAL MUNICIPAL BONDS AND NOTES
   (Cost $283,908,579)                                                                                     283,908,579
                                                                                                          ------------

                       See Notes to Financial Statements.

MUNDER TAX-FREE MONEY MARKET FUND
      Portfolio of Investments, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

SHARES                                                                                                           VALUE
----------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES -- 0.2%
   135,996      Dreyfus Tax-Exempt Cash Management                                                        $    135,996
   546,711      Valiant Tax-Exempt Fund                                                                        546,711
                                                                                                          ------------

TOTAL INVESTMENT COMPANIES
   (Cost $682,707)                                                                                             682,707
                                                                                                          ------------
TOTAL INVESTMENTS
   (Cost $284,591,286)                                                                    99.7%            284,591,286
OTHER ASSETS AND LIABILITIES (NET)                                                         0.3                 819,692
                                                                                         -----            ------------
NET ASSETS                                                                               100.0%           $285,410,978
                                                                                         =====            ============

------------

+ Variable rate security. The interest rate shown reflects the rate currently in effect.

ABBREVIATIONS:
AMBAC  -- American Municipal Bond Assurance Corporation
FGIC   -- Federal Guaranty Insurance Corporation
FSA    -- Financial Security Assurance
GO     -- General Obligation Bonds
IBC    -- Insured Bond Certificates
LOC    -- Instruments supported by bank letter of credit
MBIA   -- Municipal Bond Investors Assurance
PSFG   -- Permanent School Fund Guaranteed
SCSDE  -- South Carolina School District Enhancement
SPA    -- Stand by Purchase Agreement
TCRS   -- Transferable Custodial Receipt Securities

At December 31, 2002 the sector diversification of the Tax-Free Money Market Fund was as follows:

                                                                                       % OF
                                                                                    NET ASSETS                   VALUE
                                                                                    ----------------------------------
MUNICIPAL BONDS AND NOTES:
Variable Rate Demand Notes......................................................       63.5%              $181,131,000
General Obligations.............................................................       19.3                 55,037,076
Refunded........................................................................        4.7                 13,458,436
Revenues........................................................................        6.5                 18,534,667
Tax-Exempt Commercial Paper.....................................................        5.5                 15,747,400
                                                                                      -----               ------------
TOTAL MUNICIPAL BONDS AND NOTES.................................................       99.5                283,908,579
INVESTMENT COMPANIES............................................................        0.2                    682,707
                                                                                      -----               ------------
TOTAL INVESTMENTS...............................................................       99.7                284,591,286
OTHER ASSETS AND LIABILITIES (NET)..............................................        0.3                    819,692
                                                                                      -----               ------------
NET ASSETS......................................................................      100.0%              $285,410,978
                                                                                      =====               ============

                       See Notes to Financial Statements.

MUNDER U.S. TREASURY MONEY MARKET FUND
      Portfolio of Investments, December 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                 VALUE
------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 51.7%
   (Cost $24,942,639)
   U.S. TREASURY BILL -- 51.7%
$25,000,000   1.700% due 03/13/2003+             $24,942,639
                                                 -----------
REPURCHASE AGREEMENTS -- 49.4%
 11,816,396   Agreement with Lehman Brothers
                Holdings, Inc.,
                1.000% dated 12/31/2002, to
                be repurchased at $11,817,052
                on 01/02/2003, collateralized
                by $18,875,000 U.S. Treasury
                Strip, 4.396% maturing
                05/15/2013
                (value $12,054,708)               11,816,396
 12,000,000   Agreement with State Street
                Bank and Trust Company,
                0.800% dated 12/31/2002, to
                be repurchased at $12,000,533
                on 01/02/2003, collateralized
                by $10,005,000 U.S. Treasury
                Note,
                6.500%, maturing 02/15/2010
                (value $12,243,619)               12,000,000
                                                 -----------
TOTAL REPURCHASE AGREEMENTS
   (Cost $23,816,396)                             23,816,396
                                                 -----------


                                                        VALUE
-------------------------------------------------------------
TOTAL INVESTMENTS
   (Cost $48,759,035)                  101.1%      48,759,035
OTHER ASSETS AND LIABILITIES (NET)      (1.1)        (532,592)
                                       -----      -----------
NET ASSETS                             100.0%     $48,226,443
                                       =====      ===========

------------

+ Rate represents annualized yield at date of purchase.

                       See Notes to Financial Statements.

                      [This Page Intentionally Left Blank]

THE MUNDER FUNDS
      Statements of Assets and Liabilities, December 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                              EQUITY FUNDS
                                                              -----------------------------------------------------------
                                                                                              MUNDER         MUNDER
                                                              MUNDER          MUNDER          EMERGING       FUTURE
                                                              BALANCED        BIO(TECH)(2)    MARKETS        TECHNOLOGY
                                                              FUND            FUND            FUND           FUND
                                                              -----------------------------------------------------------
ASSETS:
Investments, at value
  See accompanying schedules:
    Securities of unaffiliated issuers(a)(b)................  $101,768,985    $ 8,178,747     $17,051,019    $270,483,049
    Securities of affiliated issuers........................            --             --         297,500       4,585,328
    Repurchase agreement....................................     4,954,000        519,000       1,611,000       2,529,000
                                                              ------------    -----------     -----------    ------------
Total Investments...........................................   106,722,985      8,697,747      18,959,519     277,597,377
Cash........................................................           730            481             526             489
Foreign currency, at value..................................            --             --         257,054              --
Interest receivable.........................................       436,774             14              45              70
Dividends receivable........................................        47,809             --          52,396          52,470
Variation margin receivable.................................            --             --              --              --
Receivable from Investment Advisor..........................            --         11,179          13,075              --
Receivable for investment securities sold...................       372,123         34,550         867,795       1,528,533
Receivable for Fund shares sold.............................       603,274            973           3,584         191,341
Prepaid expenses and other assets...........................        29,030         26,969          31,222          36,303
                                                              ------------    -----------     -----------    ------------
      Total Assets..........................................   108,212,725      8,771,913      20,185,216     279,406,583
                                                              ------------    -----------     -----------    ------------
LIABILITIES:
Due to custodian............................................            --             --              --              --
Payable for Fund shares redeemed............................       212,462         79,025           7,623       1,804,111
Payable for investment securities purchased.................     1,108,277         66,595         453,010         426,796
Payable upon return of securities loaned....................     5,515,937             --              --      31,138,317
Unrealized depreciation of forward foreign currency
  contracts.................................................            --             --              --              --
Transfer agency/record keeping fees payable.................        70,188         18,371           6,169         882,042
Investment advisory fees payable............................        56,145          9,520          21,255         225,070
Distribution fees payable...................................        53,541          5,209           1,536         157,365
Custody fees payable........................................        15,415          5,046          16,396          14,101
Administration fees payable.................................        11,060            977           2,150          28,462
Directors'/Trustees' fees and expenses payable..............         7,661          5,699           5,976          15,189
Shareholder servicing fees payable..........................         2,215             --           1,837           2,994
Accrued expenses and other payables.........................        43,882         21,177          20,011         267,555
                                                              ------------    -----------     -----------    ------------
      Total Liabilities.....................................     7,096,783        211,619         535,963      34,962,002
                                                              ------------    -----------     -----------    ------------
NET ASSETS..................................................  $101,115,942    $ 8,560,294     $19,649,253    $244,444,581
                                                              ============    ===========     ===========    ============
Investments, at cost........................................  $108,315,902    $11,779,139     $21,975,172    $530,168,197
                                                              ============    ===========     ===========    ============
Foreign currency, at cost...................................            --             --     $   255,032              --
                                                              ============    ===========     ===========    ============

------------

(a) Including $5,337,943, $30,175,622 and $17,120,567 of securities loaned for
    Munder Balanced Fund, Munder Future Technology Fund and Munder International Equity Fund, respectively.

(b) Cost of securities of unaffiliated issuers of $21,275,172, $486,059,982, $807,836,109 and $31,013,818 for the Munder Emerging Markets Fund, Munder Future Technology Fund, Munder Index 500 Fund and Munder International Growth Fund, respectively.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------
                                    MUNDER           MUNDER           MUNDER
    MUNDER          MUNDER          INTERNATIONAL    INTERNATIONAL    LARGE-CAP
    HEALTHCARE      INDEX 500       EQUITY           GROWTH           GROWTH
    FUND            FUND            FUND             FUND             FUND
---------------------------------------------------------------------------------
    $199,659,562    $834,851,275    $102,652,390      $28,224,543     $18,834,330
              --         773,996              --          297,500              --
              --      23,023,000              --               --         273,000
    ------------    ------------    ------------      -----------     -----------
     199,659,562     858,648,271     102,652,390       28,522,043      19,107,330
         155,681             945              --               --             502
              --              --             440          396,978              --
              --             640              --                2               7
          12,694       1,301,323         226,235           97,605          16,962
              --          44,100              --               --              --
              --              --              --           11,861              --
              --              --       3,977,687               --              --
          86,861       1,513,387          41,177           64,951          48,251
          44,353          56,441          24,869           33,270          19,430
    ------------    ------------    ------------      -----------     -----------
     199,959,151     861,565,107     106,922,798       29,126,710      19,192,482
    ------------    ------------    ------------      -----------     -----------
          99,206              --       5,464,606          245,326              --
       1,448,625       3,686,599       2,504,347            5,331          54,937
          27,112              --              --               --              --
              --              --      17,850,287               --              --
              --              --              --              321              --
         286,741         532,756          14,582            8,187           8,068
         173,821          91,250          56,530           24,713          12,412
         132,123         167,904           3,931              675           5,401
          18,044          21,203          33,669           28,588           2,275
          21,892          96,047           9,557            3,108           1,634
          12,705          24,870           7,572            6,252           6,107
              43          56,854          10,515              120              --
         154,706         133,921          30,272           17,077          10,424
    ------------    ------------    ------------      -----------     -----------
       2,375,018       4,811,404      25,985,868          339,698         101,258
    ------------    ------------    ------------      -----------     -----------
    $197,584,133    $856,753,703    $ 80,936,930      $28,787,012     $19,091,224
    ============    ============    ============      ===========     ===========
    $315,165,885    $831,605,181    $107,710,044      $31,713,818     $21,722,649
    ============    ============    ============      ===========     ===========
    $    156,591              --    $        449      $   396,978              --
    ============    ============    ============      ===========     ===========

                       See Notes to Financial Statements.

THE MUNDER FUNDS
      Statements of Assets and Liabilities, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                                             EQUITY FUNDS
                                                             -----------------------------------------------------------
                                                             MUNDER          MUNDER          MUNDER         MUNDER
                                                             LARGE-CAP       MICRO-CAP       MIDCAP         MULTI-SEASON
                                                             VALUE           EQUITY          SELECT         GROWTH
                                                             FUND            FUND            FUND           FUND
                                                             -----------------------------------------------------------
ASSETS:
Investments, at value
  See accompanying schedules:
    Securities of unaffiliated issuers(a),(b)..............  $129,158,557    $147,026,966    $28,411,799    $147,163,019
    Securities of affiliated issuers.......................            --              --             --              --
    Repurchase agreement...................................       801,000       4,253,000             --         777,000
                                                             ------------    ------------    -----------    ------------
Total Investments..........................................   129,959,557     151,279,966             --     147,940,019
Cash.......................................................           247             463        213,326             468
Foreign currency, at value.................................            --              --             --              --
Interest receivable........................................            22             118             --              22
Dividends receivable.......................................       155,821         201,629          5,236         132,339
Receivable for investment securities sold..................     1,204,077         453,739        794,496              --
Receivable for Fund shares sold............................       131,029         396,245         41,753          46,314
Prepaid expenses and other assets..........................        30,133          35,092         22,576          35,886
                                                             ------------    ------------    -----------    ------------
      Total Assets.........................................   131,480,886     152,367,252     29,489,186     148,155,048
                                                             ------------    ------------    -----------    ------------
LIABILITIES:
Payable for Fund shares redeemed...........................       132,443         951,367         11,585         553,876
Payable for investment securities purchased................     1,088,640         360,240        447,007              --
Payable upon return of securities loaned...................            --      22,627,490             --       2,176,120
Unrealized depreciation of forward foreign currency
  contracts................................................            --              --             --              --
Options written, at value(c)...............................            --         293,750             --              --
Transfer agency/record keeping fees payable................        23,480          68,861          9,678          53,665
Investment advisory fees payable...........................        85,290         108,827         19,126         103,906
Distribution fees payable..................................        12,416          62,066          3,587          17,086
Custody fees payable.......................................         6,809           7,562          3,647           3,759
Administration fees payable................................        12,949          14,113          3,286          16,999
Directors'/Trustees' fees and expenses payable.............         8,636           7,742          6,005          12,169
Shareholder servicing fees payable.........................        10,778             847             --          13,320
Accrued expenses and other payables........................        28,736          59,651         11,222          76,550
                                                             ------------    ------------    -----------    ------------
      Total Liabilities....................................     1,410,177      24,562,516        515,143       3,027,450
                                                             ------------    ------------    -----------    ------------
NET ASSETS.................................................  $130,070,709    $127,804,736    $28,974,043    $145,127,598
                                                             ============    ============    ===========    ============
Investments, at cost.......................................  $133,492,179    $155,718,527    $25,216,159    $139,285,268
                                                             ============    ============    ===========    ============
Foreign currency, at cost..................................            --              --             --              --
                                                             ============    ============    ===========    ============

------------

(a) Including $21,319,974, $2,103,084, $188,268,309, $13,917,341 and $9,618,400
    of securities loaned for Munder Micro-Cap Equity Fund, Munder Multi-Season Growth Fund, Munder NetNet Fund, Munder Small-Cap Value Fund and Munder Small Company Growth Fund, respectively.

(b) Cost of securities of unaffiliated issuers of $1,428,509,289 and $90,389,796 on the Munder NetNet Fund and Munder Power Plus Fund, respectively.

(c) Munder Micro-Cap Equity Fund, Munder NetNet Fund and Munder Small-Cap Value Fund received premiums of $451,596, $1,283,656 and $205,279, respectively.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                     MUNDER
                                     REAL ESTATE                    MUNDER
    MUNDER            MUNDER         EQUITY         MUNDER          SMALL
    NETNET            POWER PLUS     INVESTMENT     SMALL-CAP       COMPANY
    FUND              FUND           FUND           VALUE FUND      GROWTH FUND
-------------------------------------------------------------------------------
    $  790,718,209    $60,188,122    $54,245,812    $ 94,994,893    $53,630,042
        51,021,710      2,501,064             --              --             --
        20,226,000      4,975,000      1,044,000       5,503,000        424,000
    --------------    -----------    -----------    ------------    -----------
       861,965,919     67,664,186     55,289,812     100,497,893     54,054,042
               326            375            642              26            435
                86             --             --              --             --
               562            138             29             153             12
            34,573         43,854        355,631         301,057          4,151
         1,649,579         72,483             --       1,427,521             --
           327,674         41,541        138,825         163,475         53,043
            57,559         31,283         25,392          33,980         24,777
    --------------    -----------    -----------    ------------    -----------
       864,036,278     67,853,860     55,810,331     102,424,105     54,136,460
    --------------    -----------    -----------    ------------    -----------
         5,741,765        396,131         59,278         801,501         58,120
           842,981             --             --         827,748             --
       195,958,942             --             --      14,620,092     10,090,083
                --             --             --              --             --
           988,750             --             --          83,250             --
         2,136,214        127,681         11,171          25,258         14,440
           599,160         45,785         34,046          55,166         28,746
           403,745         45,870          5,241          30,518          4,199
            59,342          4,881          1,951           6,289          7,690
            71,728          7,552          5,946           9,434          4,846
            31,874          7,832          6,414           7,072          6,887
                89              5            560             810          1,641
           709,505         60,632         15,075          35,594         25,225
    --------------    -----------    -----------    ------------    -----------
       207,544,095        696,369        139,682      16,502,732     10,241,877
    --------------    -----------    -----------    ------------    -----------
    $  656,492,183    $67,157,491    $55,670,649    $ 85,921,373    $43,894,583
    ==============    ===========    ===========    ============    ===========
    $1,880,382,220    $99,285,057    $49,172,938    $100,096,475    $56,010,932
    ==============    ===========    ===========    ============    ===========
    $           85             --             --              --             --
    ==============    ===========    ===========    ============    ===========

                       See Notes to Financial Statements.

THE MUNDER FUNDS
      Statements of Assets and Liabilities, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                               INCOME FUNDS
                                               -------------------------------------------------------------------------------
                                                                                                                   MUNDER
                                                               MUNDER          MUNDER           MUNDER             MICHIGAN
                                               MUNDER          INTERMEDIATE    INTERNATIONAL    U.S. GOVERNMENT    TAX-FREE
                                               BOND            BOND            BOND             INCOME             BOND
                                               FUND            FUND            FUND             FUND               FUND
                                               -------------------------------------------------------------------------------
ASSETS:
Investments, at value
  See accompanying schedules:
    Securities of unaffiliated issuers(a)....  $125,056,744    $422,165,874     $38,554,490      $254,567,256      $42,328,434
    Repurchase agreements....................     3,965,000       4,815,000         336,000         2,924,000               --
                                               ------------    ------------     -----------      ------------      -----------
Total Investments............................   129,021,744     426,980,874      38,890,490       257,491,256      $42,328,434
Cash.........................................           503             857             428               986               --
Foreign currency, at value...................            --              --         184,232                --               --
Interest receivable..........................     1,602,071       4,194,908         658,363         1,601,984          415,690
Receivable from Investment Advisor...........            --              --              --                --               --
Receivable for Fund shares sold..............       119,834       1,719,912          38,319            93,072               --
Prepaid expenses and other assets............        28,476          31,162          27,660            31,264            4,489
                                               ------------    ------------     -----------      ------------      -----------
      Total Assets...........................   130,772,628     432,927,713      39,799,492       259,218,562       42,748,613
                                               ------------    ------------     -----------      ------------      -----------
LIABILITIES:
Due to custodian.............................            --              --              --                --               --
Payable for Fund shares redeemed.............     2,048,744         898,850           1,590           295,372               --
Payable upon return of securities loaned.....     8,493,319      67,875,320                        35,854,120               --
Dividends payable............................            --              --              --                --               --
Transfer agency/record keeping fees
  payable....................................        13,970          22,024           8,453            20,543            9,539
Investment advisory fees payable.............        51,964         160,946          16,388            94,165           17,952
Distribution fees payable....................         9,106           8,904           2,106            28,829            2,194
Custody fees payable.........................         5,678          12,147           7,178             6,081            4,551
Administration fees payable..................        13,110          40,924           4,190            24,188            4,598
Directors'/Trustees' fees and expenses
  payable....................................         8,187          12,400           6,013             9,503            6,320
Shareholder servicing fees payable...........         7,639          60,343               2            27,867            7,705
Accrued expenses and other payables..........        22,126          49,654           9,395            37,737           10,465
                                               ------------    ------------     -----------      ------------      -----------
      Total Liabilities......................    10,673,843      69,141,512          55,315        36,398,405           63,324
                                               ------------    ------------     -----------      ------------      -----------
NET ASSETS...................................  $120,098,785    $363,786,201     $39,744,177      $222,820,157      $42,685,289
                                               ============    ============     ===========      ============      ===========
Investments, at cost.........................  $124,708,284    $409,148,417     $36,681,682      $243,839,265      $39,171,883
                                               ============    ============     ===========      ============      ===========
Foreign currency, at cost....................            --              --     $   182,748                --               --
                                               ============    ============     ===========      ============      ===========

------------

(a) Including $8,384,899, $66,496,712 and $35,097,658 of securities loaned on
    Munder Bond Fund, Munder Intermediate Bond Fund and Munder U.S. Government Income Fund, respectively.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                         MONEY MARKET FUNDS
-------------------------------------    -----------------------------------------------
                   MUNDER                                  MUNDER          MUNDER
    MUNDER         TAX-FREE              MUNDER            TAX-FREE        U.S. TREASURY
    TAX-FREE       SHORT-INTERMEDIATE    CASH              MONEY           MONEY
    BOND           BOND                  INVESTMENT        MARKET          MARKET
    FUND           FUND                  FUND              FUND            FUND
----------------------------------------------------------------------------------------
    $96,252,899       $161,822,625       $  865,002,142    $284,591,286     $24,942,639
             --                 --          232,245,427              --      23,816,396
    -----------       ------------       --------------    ------------     -----------
     96,252,899        161,822,625        1,097,247,569     284,591,286      48,759,035
             --                 --                   --              --              --
             --                 --                   --              --              --
      1,327,932          1,979,585            2,755,198       1,585,518           1,190
             --                 --                5,612              --              --
         83,447            140,776            7,452,065       3,905,754         762,407
         26,701             28,546               59,698          20,902          14,876
    -----------       ------------       --------------    ------------     -----------
     97,690,979        163,971,532        1,107,520,142     290,103,460      49,537,508
    -----------       ------------       --------------    ------------     -----------
             --             41,780            1,088,107          85,000              --
        516,141                 --                   --       4,279,426       1,233,320
             --                 --                   --              --              --
             --                 --              795,780          97,265          15,119
          4,172             16,055               23,369          12,373           7,907
         43,534             68,960              297,739          87,438          13,736
          4,775             10,287               34,202          17,795           3,100
          2,880              6,202               12,563           9,282           5,072
          8,602             17,752              110,758          32,626           7,447
          3,639              8,552               26,704          11,304           4,994
         20,114             30,596               84,435          21,307           4,117
          1,017             25,619              131,024          38,666          16,253
    -----------       ------------       --------------    ------------     -----------
        604,874            225,803            2,604,681       4,692,482       1,311,065
    -----------       ------------       --------------    ------------     -----------
    $97,086,105       $163,745,729       $1,104,915,461    $285,410,978     $48,226,443
    ===========       ============       ==============    ============     ===========
    $89,529,256       $152,445,606       $1,097,247,569    $284,591,286     $48,759,035
    ===========       ============       ==============    ============     ===========
             --                 --                   --              --              --
    ===========       ============       ==============    ============     ===========

                       See Notes to Financial Statements.

THE MUNDER FUNDS
      Statements of Assets and Liabilities, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                                            EQUITY FUNDS
                                                            ------------------------------------------------------------
                                                                                          MUNDER         MUNDER
                                                            MUNDER         MUNDER         EMERGING       FUTURE
                                                            BALANCED       BIO(TECH)(2)   MARKETS        TECHNOLOGY
                                                            FUND           FUND           FUND           FUND
                                                            ------------------------------------------------------------
NET ASSETS CONSIST OF:
Accumulated net investment loss...........................  $     (8,164)  $  (134,526)   $   (152,381)  $    (4,397,457)
Accumulated net realized loss on investments sold.........   (24,828,813)   (7,505,355)    (25,358,038)   (1,416,785,291)
Net unrealized appreciation/(depreciation) of
  investments.............................................    (1,592,917)   (3,081,392)     (3,025,172)     (252,570,820)
Par value.................................................        11,893        23,647           2,489           921,586
Paid-in capital in excess of par value....................   127,533,943    19,257,920      48,182,355     1,917,276,563
                                                            ------------   -----------    ------------   ---------------
                                                            $101,115,942   $ 8,560,294    $ 19,649,253   $   244,444,581
                                                            ============   ===========    ============   ===============
NET ASSETS:
Class A Shares............................................  $ 24,651,510   $ 2,388,127    $  1,283,383   $    83,367,149
                                                            ============   ===========    ============   ===============
Class B Shares............................................  $ 39,566,607   $ 3,689,207    $  1,159,747   $   102,491,744
                                                            ============   ===========    ============   ===============
Class C Shares............................................  $ 15,889,787   $        --    $    312,433   $            --
                                                            ============   ===========    ============   ===============
Class II Shares...........................................  $         --   $ 1,433,712    $         --   $    54,258,094
                                                            ============   ===========    ============   ===============
Class K Shares............................................  $ 10,343,296   $       189    $ 10,299,064   $       329,971
                                                            ============   ===========    ============   ===============
Class Y Shares............................................  $ 10,664,742   $ 1,049,059    $  6,594,626   $     3,997,623
                                                            ============   ===========    ============   ===============
SHARES OUTSTANDING:
Class A Shares............................................     2,885,223       653,840         160,146        30,282,666
                                                            ============   ===========    ============   ===============
Class B Shares............................................     4,669,215     1,027,776         150,181        38,090,785
                                                            ============   ===========    ============   ===============
Class C Shares............................................     1,867,183            --          40,830                --
                                                            ============   ===========    ============   ===============
Class II Shares...........................................            --       398,408              --        22,346,369
                                                            ============   ===========    ============   ===============
Class K Shares............................................     1,216,942            51       1,303,018           110,374
                                                            ============   ===========    ============   ===============
Class Y Shares............................................     1,254,544       284,659         835,156         1,328,449
                                                            ============   ===========    ============   ===============
CLASS A SHARES:
Net asset value and redemption price per share............         $8.54         $3.65           $8.01             $2.75
                                                            ============   ===========    ============   ===============
Maximum sales charge......................................          5.50%         5.50%           5.50%             5.50%
Maximum offering price per share..........................         $9.04         $3.86           $8.48             $2.91
                                                            ============   ===========    ============   ===============
CLASS B SHARES:
Net asset value and offering price per share*.............         $8.47         $3.59           $7.72             $2.69
                                                            ============   ===========    ============   ===============
CLASS C SHARES:
Net asset value and offering price per share*.............         $8.51           N/A           $7.65               N/A
                                                            ============   ===========    ============   ===============
CLASS II SHARES:
Net asset value per share*................................           N/A         $3.60             N/A             $2.43
                                                            ============   ===========    ============   ===============
Maximum sales charge......................................            --          1.00%             --              1.00%
Maximum offering price per share..........................           N/A         $3.64             N/A             $2.45
                                                            ============   ===========    ============   ===============
CLASS K SHARES:
Net asset value, offering price and redemption price per
  share...................................................         $8.50         $3.70           $7.90             $2.99
                                                            ============   ===========    ============   ===============
CLASS Y SHARES:
Net asset value, offering price and redemption price per
  share...................................................         $8.50         $3.69           $7.90             $3.01
                                                            ============   ===========    ============   ===============

------------

* Redemption price per share is equal to Net Asset Value less any applicable contingent deferred sales charge ("CDSC").

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
    MUNDER          MUNDER         MUNDER          MUNDER          MUNDER
    HEALTHCARE      INDEX 500      INTERNATIONAL   INTERNATIONAL   LARGE-CAP
    FUND            FUND           EQUITY FUND     GROWTH FUND     GROWTH FUND
-------------------------------------------------------------------------------
    $  (2,804,804)  $    (25,996)  $     (3,034)   $   (221,606)   $   (124,907)
     (139,334,562)   (95,658,959)   (16,746,959)    (18,956,076)    (18,807,256)
     (115,506,136)    26,529,871     (5,057,729)     (3,179,110)     (2,615,319)
           14,264         46,717          8,999           4,069          36,782
      455,215,371    925,862,070    102,735,653      51,139,735      40,601,924
    -------------   ------------   ------------    ------------    ------------
    $ 197,584,133   $856,753,703   $ 80,936,930    $ 28,787,012    $ 19,091,224
    =============   ============   ============    ============    ============
    $  58,028,575   $305,282,930   $  3,893,917    $    598,625    $  1,822,217
    =============   ============   ============    ============    ============
    $  89,387,283   $224,852,628   $    959,207    $    431,273    $  3,128,223
    =============   ============   ============    ============    ============
    $  44,557,665   $         --   $  1,353,266    $    412,337    $         --
    =============   ============   ============    ============    ============
    $          --   $         --   $         --    $         --    $  2,001,507
    =============   ============   ============    ============    ============
    $     177,814   $264,054,723   $ 45,990,776    $    598,824    $      2,846
    =============   ============   ============    ============    ============
    $   5,432,796   $ 62,563,422   $ 28,739,764    $ 26,745,953    $ 12,136,431
    =============   ============   ============    ============    ============
        4,063,613     16,646,415        430,123          84,677         349,456
    =============   ============   ============    ============    ============
        6,546,409     12,259,250        110,042          63,796         612,139
    =============   ============   ============    ============    ============
        3,266,355             --        153,707          60,739              --
    =============   ============   ============    ============    ============
               --             --             --              --         393,281
    =============   ============   ============    ============    ============
           12,475     14,405,474      5,127,068          85,363             545
    =============   ============   ============    ============    ============
          375,253      3,405,495      3,178,339       3,774,369       2,322,784
    =============   ============   ============    ============    ============
           $14.28         $18.34          $9.05           $7.07           $5.21
    =============   ============   ============    ============    ============
             5.50%          2.50%          5.50%           5.50%           5.50%
           $15.11         $18.81          $9.58           $7.48           $5.51
    =============   ============   ============    ============    ============
           $13.65         $18.34          $8.72           $6.76           $5.11
    =============   ============   ============    ============    ============
           $13.64            N/A          $8.80           $6.79             N/A
    =============   ============   ============    ============    ============
              N/A            N/A            N/A             N/A           $5.09
    =============   ============   ============    ============    ============
               --             --             --              --            1.00%
              N/A            N/A            N/A             N/A           $5.14
    =============   ============   ============    ============    ============
           $14.25         $18.33          $8.97           $7.02           $5.22
    =============   ============   ============    ============    ============
           $14.48         $18.37          $9.04           $7.09           $5.22
    =============   ============   ============    ============    ============

                       See Notes to Financial Statements.

THE MUNDER FUNDS
      Statements of Assets and Liabilities, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                                             EQUITY FUNDS
                                                             --------------------------------------------------------
                                                             MUNDER         MUNDER         MUNDER        MUNDER
                                                             LARGE-CAP      MICRO-CAP      MIDCAP        MULTI-SEASON
                                                             VALUE FUND     EQUITY FUND    SELECT FUND   GROWTH FUND
                                                             --------------------------------------------------------
NET ASSETS CONSIST OF:
Accumulated net investment income/(loss)...................  $    (19,842)  $   (812,041)  $  (169,476)  $    (44,414)
Accumulated net realized loss on investments sold..........    (9,720,961)   (15,644,474)   (5,793,597)   (47,534,927)
Net unrealized appreciation/(depreciation) of
  investments..............................................    (3,532,314)    (4,280,879)    3,195,640      8,654,751
Par value..................................................        13,161         64,600        23,961        139,756
Paid-in capital in excess of par value.....................   143,330,665    148,477,530    31,717,515    183,912,432
                                                             $130,070,709   $127,804,736   $28,974,043   $145,127,598
                                                             ============   ============   ===========   ============
NET ASSETS:
Class A Shares.............................................  $  5,562,987   $ 53,862,478   $ 2,514,885   $ 25,771,860
                                                             ============   ============   ===========   ============
Class B Shares.............................................  $  9,198,154   $ 37,290,289   $ 2,331,247   $  8,820,413
                                                             ============   ============   ===========   ============
Class C Shares.............................................  $  2,697,075   $ 23,037,707   $        --   $  3,089,387
                                                             ============   ============   ===========   ============
Class II Shares............................................  $         --   $         --   $ 1,165,877   $         --
                                                             ============   ============   ===========   ============
Class K Shares.............................................  $ 46,253,333   $  3,980,320   $     7,454   $ 43,672,027
                                                             ============   ============   ===========   ============
Class Y Shares.............................................  $ 66,359,160   $  9,633,942   $22,954,580   $ 63,773,911
                                                             ============   ============   ===========   ============
SHARES OUTSTANDING:
Class A Shares.............................................       562,585      2,667,318       208,642      2,496,122
                                                             ============   ============   ===========   ============
Class B Shares.............................................       941,116      1,932,228       197,106        933,917
                                                             ============   ============   ===========   ============
Class C Shares.............................................       276,112      1,193,214            --        324,444
                                                             ============   ============   ===========   ============
Class II Shares............................................            --             --        98,366             --
                                                             ============   ============   ===========   ============
Class K Shares.............................................     4,674,888        197,060           618      4,219,559
                                                             ============   ============   ===========   ============
Class Y Shares.............................................     6,706,232        470,257     1,891,350      6,001,601
                                                             ============   ============   ===========   ============
CLASS A SHARES:
Net asset value and redemption price per share.............         $9.89         $20.19        $12.05         $10.32
                                                             ============   ============   ===========   ============
Maximum sales charge.......................................          5.50%          5.50%         5.50%          5.50%
Maximum offering price per share...........................        $10.47         $21.37        $12.75         $10.92
                                                             ============   ============   ===========   ============
CLASS B SHARES:
Net asset value and offering price per share*..............         $9.77         $19.30        $11.83          $9.44
                                                             ============   ============   ===========   ============
CLASS C SHARES:
Net asset value and offering price per share*..............         $9.77         $19.31           N/A          $9.52
                                                             ============   ============   ===========   ============
CLASS II SHARES:
Net asset value per share*.................................           N/A            N/A        $11.85            N/A
                                                             ============   ============   ===========   ============
Maximum sales charge.......................................            --             --          1.00%            --
Maximum offering price per share...........................           N/A            N/A        $11.97            N/A
                                                             ============   ============   ===========   ============
CLASS K SHARES:
Net asset value, offering price and redemption price per
  share....................................................         $9.89         $20.20        $12.06         $10.35
                                                             ============   ============   ===========   ============
CLASS Y SHARES:
Net asset value, offering price and redemption price per
  share....................................................         $9.90         $20.49        $12.14         $10.63
                                                             ============   ============   ===========   ============

------------

* Redemption price per share is equal to Net Asset Value less any applicable contingent deferred sales charge ("CDSC").

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------
                                     MUNDER
    MUNDER            MUNDER         REAL ESTATE       MUNDER        MUNDER
    NETNET            POWER PLUS     EQUITY            SMALL-CAP     SMALL COMPANY
    FUND              FUND           INVESTMENT FUND   VALUE FUND    GROWTH FUND
----------------------------------------------------------------------------------
    $   (11,704,784)  $   (762,502)    $   (34,624)    $   271,587   $   (274,765)
     (3,101,221,390)   (47,293,715)     (7,689,107)     (3,824,374)   (64,975,915)
     (1,018,117,558)   (31,621,132)      6,116,874         523,447     (1,956,890)
            672,317        115,910          42,017          61,483          4,912
      4,786,863,598    146,718,930      57,235,489      88,889,230    111,097,241
    ---------------   ------------     -----------     -----------   ------------
    $   656,492,183   $ 67,157,491     $55,670,649     $85,921,373   $ 43,894,583
    ===============   ============     ===========     ===========   ============
    $   247,516,239   $ 19,830,656     $ 3,057,617     $12,564,543   $  4,352,683
    ===============   ============     ===========     ===========   ============
    $   283,121,623   $ 32,407,398     $ 4,233,240     $24,311,143   $  2,926,077
    ===============   ============     ===========     ===========   ============
    $   122,476,632   $         --     $ 1,308,448     $ 8,760,106   $  1,188,786
    ===============   ============     ===========     ===========   ============
    $            --   $ 13,655,268     $        --     $        --   $         --
    ===============   ============     ===========     ===========   ============
    $       392,955   $     34,135     $ 2,662,751     $ 5,300,495   $  6,222,090
    ===============   ============     ===========     ===========   ============
    $     2,984,734   $  1,230,034     $44,408,593     $34,985,086   $ 29,204,947
    ===============   ============     ===========     ===========   ============
         24,824,746      3,388,565         230,811         893,052        485,223
    ===============   ============     ===========     ===========   ============
         29,372,537      5,620,801         320,389       1,762,751        359,090
    ===============   ============     ===========     ===========   ============
         12,699,660             --          98,427         637,147        143,474
    ===============   ============     ===========     ===========   ============
                 --      2,366,491              --              --             --
    ===============   ============     ===========     ===========   ============
             39,390          5,835         201,374         377,184        704,881
    ===============   ============     ===========     ===========   ============
            295,329        209,305       3,350,727       2,478,144      3,218,929
    ===============   ============     ===========     ===========   ============
              $9.97          $5.85          $13.25          $14.07          $8.97
    ===============   ============     ===========     ===========   ============
               5.50%          5.50%           5.50%           5.50%          5.50%
             $10.55          $6.19          $14.02          $14.89          $9.49
    ===============   ============     ===========     ===========   ============
              $9.64          $5.77          $13.21          $13.79          $8.15
    ===============   ============     ===========     ===========   ============
              $9.64            N/A          $13.29          $13.75          $8.29
    ===============   ============     ===========     ===========   ============
                N/A          $5.77             N/A             N/A            N/A
    ===============   ============     ===========     ===========   ============
                 --           1.00%             --              --             --
                N/A          $5.83             N/A             N/A            N/A
    ===============   ============     ===========     ===========   ============
              $9.98          $5.85          $13.22          $14.05          $8.83
    ===============   ============     ===========     ===========   ============
             $10.11          $5.88          $13.25          $14.12          $9.07
    ===============   ============     ===========     ===========   ============

                       See Notes to Financial Statements.

THE MUNDER FUNDS
      Statements of Assets and Liabilities, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                               INCOME FUNDS
                                               ----------------------------------------------------------------------------
                                                               MUNDER          MUNDER           MUNDER U.S.     MUNDER
                                               MUNDER          INTERMEDIATE    INTERNATIONAL    GOVERNMENT      MICHIGAN
                                               BOND            BOND            BOND             INCOME          TAX-FREE
                                               FUND            FUND            FUND             FUND            BOND FUND
                                               ----------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Undistributed/(Accumulated) net investment
  income/(loss)..............................  $   (156,898)   $   (747,538)    $  (793,013)    $   (452,186)   $    15,092
Accumulated net realized gain/(loss) on
  investments sold...........................   (16,637,300)    (31,968,773)        293,785       (1,872,530)      (116,978)
Net unrealized appreciation of investments...     4,313,460      17,832,457       2,250,658       13,651,991      3,156,551
Par value....................................        12,487          37,585          37,645           20,705          4,064
Paid-in capital in excess of par value.......   132,567,036     378,632,470      37,955,102      211,472,177     39,626,560
                                               ------------    ------------     -----------     ------------    -----------
                                               $120,098,785    $363,786,201     $39,744,177     $222,820,157    $42,685,289
                                               ============    ============     ===========     ============    ===========
NET ASSETS:
Class A Shares...............................  $  6,132,015    $ 11,276,389     $ 1,874,778     $ 15,115,102    $ 2,316,929
                                               ============    ============     ===========     ============    ===========
Class B Shares...............................  $  8,755,223    $ 14,862,283     $ 1,536,950     $ 22,777,126    $ 1,051,115
                                               ============    ============     ===========     ============    ===========
Class C Shares...............................  $    957,068    $  1,886,084     $   586,200     $  3,949,452    $   989,883
                                               ============    ============     ===========     ============    ===========
Class K Shares...............................  $ 43,229,788    $237,293,123     $     4,650     $142,502,698    $37,402,901
                                               ============    ============     ===========     ============    ===========
Class Y Shares...............................  $ 61,024,691    $ 98,468,322     $35,741,599     $ 38,475,779    $   924,461
                                               ============    ============     ===========     ============    ===========
SHARES OUTSTANDING:
Class A Shares...............................       638,246       1,163,673         178,138        1,406,024        220,618
                                               ============    ============     ===========     ============    ===========
Class B Shares...............................       911,008       1,537,175         148,100        2,115,963         99,876
                                               ============    ============     ===========     ============    ===========
Class C Shares...............................        99,108         194,309          55,674          367,357         94,280
                                               ============    ============     ===========     ============    ===========
Class K Shares...............................     4,495,260      24,519,809             441       13,240,205      3,561,513
                                               ============    ============     ===========     ============    ===========
Class Y Shares...............................     6,343,501      10,170,472       3,382,188        3,575,470         87,925
                                               ============    ============     ===========     ============    ===========
CLASS A SHARES:
Net asset value and redemption price per
  share......................................         $9.61           $9.69          $10.52           $10.75         $10.50
                                               ============    ============     ===========     ============    ===========
Maximum sales charge.........................          4.00%           4.00%           4.00%            4.00%          4.00%
Maximum offering price per share.............        $10.01          $10.09          $10.96           $11.20         $10.94
                                               ============    ============     ===========     ============    ===========
CLASS B SHARES:
Net asset value and offering price per
  share*.....................................         $9.61           $9.67          $10.38           $10.76         $10.52
                                               ============    ============     ===========     ============    ===========
CLASS C SHARES:
Net asset value and offering price per
  share*.....................................         $9.66           $9.71          $10.53           $10.75         $10.50
                                               ============    ============     ===========     ============    ===========
CLASS K SHARES:
Net asset value, offering price and
  redemption price per share.................         $9.62           $9.68          $10.54           $10.76         $10.50
                                               ============    ============     ===========     ============    ===========
CLASS Y SHARES:
Net asset value, offering price and
  redemption price per share.................         $9.62           $9.68          $10.57           $10.76         $10.51
                                               ============    ============     ===========     ============    ===========

------------

* Redemption price per share is equal to Net Asset Value less any applicable contingent deferred sales charge ("CDSC").

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                      MONEY MARKET FUNDS
----------------------------------    -----------------------------------------------
    MUNDER         MUNDER             MUNDER            MUNDER          MUNDER
    TAX-FREE       TAX-FREE SHORT-    CASH              TAX-FREE        U.S. TREASURY
    BOND           INTERMEDIATE       INVESTMENT        MONEY MARKET    MONEY MARKET
    FUND           BOND FUND          FUND              FUND            FUND
-------------------------------------------------------------------------------------
    $    34,459     $     52,140      $       (8,125)   $    (11,743)    $    12,283
         (2,193)            (898)                 --              --              --
      6,723,643        9,377,019                  --              --              --
          9,303           15,426           1,104,926         285,445          48,214
     90,320,893      154,302,042       1,103,818,660     285,137,276      48,165,946
    -----------     ------------      --------------    ------------     -----------
    $97,086,105     $163,745,729      $1,104,915,461    $285,410,978     $48,226,443
    ===========     ============      ==============    ============     ===========
    $ 4,885,184     $  9,266,351      $  122,704,464    $ 82,734,188     $13,026,979
    ===========     ============      ==============    ============     ===========
    $ 3,726,648     $  5,284,263      $    2,231,856    $         --     $        --
    ===========     ============      ==============    ============     ===========
    $   713,062     $  4,692,031      $    4,558,484    $         --     $        --
    ===========     ============      ==============    ============     ===========
    $87,552,541     $141,553,354      $  670,664,310    $191,502,658     $30,574,521
    ===========     ============      ==============    ============     ===========
    $   208,670     $  2,949,730      $  304,756,347    $ 11,174,132     $ 4,624,943
    ===========     ============      ==============    ============     ===========
        468,193          873,050         122,704,657      82,702,472      13,026,334
    ===========     ============      ==============    ============     ===========
        357,940          498,611           2,231,856              --              --
    ===========     ============      ==============    ============     ===========
         68,180          439,345           4,558,484              --              --
    ===========     ============      ==============    ============     ===========
      8,388,403       13,337,004         670,672,163     191,560,664      30,564,439
    ===========     ============      ==============    ============     ===========
         20,018          277,741         304,758,935      11,181,876       4,623,387
    ===========     ============      ==============    ============     ===========
         $10.43           $10.61               $1.00           $1.00           $1.00
    ===========     ============      ==============    ============     ===========
           4.00%            4.00%                 --              --              --
         $10.86           $11.05                 N/A             N/A             N/A
    ===========     ============      ==============    ============     ===========
         $10.41           $10.60               $1.00             N/A             N/A
    ===========     ============      ==============    ============     ===========
         $10.46           $10.68               $1.00             N/A             N/A
    ===========     ============      ==============    ============     ===========
         $10.44           $10.61               $1.00           $1.00           $1.00
    ===========     ============      ==============    ============     ===========
         $10.42           $10.62               $1.00           $1.00           $1.00
    ===========     ============      ==============    ============     ===========

                       See Notes to Financial Statements.

THE MUNDER FUNDS
      Statements of Operations, Period Ended December 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                              EQUITY FUNDS
                                                              ----------------------------------------------------------
                                                                                             MUNDER         MUNDER
                                                              MUNDER         MUNDER          EMERGING       FUTURE
                                                              BALANCED       BIO(TECH)(2)    MARKETS        TECHNOLOGY
                                                              FUND           FUND            FUND           FUND
                                                              ----------------------------------------------------------
INVESTMENT INCOME:
Interest....................................................  $ 1,036,819    $     2,966     $    12,766    $     47,236
Dividends on securities of unaffiliated issuers(a)..........      357,515             --         221,151         262,446
Dividends on securities of affiliated issuers...............           --             --              --              --
Securities lending..........................................       12,938             --              --          27,987
                                                              -----------    -----------     -----------    ------------
      Total Investment Income...............................    1,407,272          2,966         233,917         337,669
                                                              -----------    -----------     -----------    ------------
EXPENSES:
Distribution and shareholder servicing fees:
  Class A Shares............................................       29,628          3,201           1,729         111,778
  Class B Shares............................................      208,796         19,507           6,037         552,019
  Class C Shares............................................       85,589             --           1,609              --
  Class II Shares...........................................           --          7,415              --         298,575
Shareholder servicing fees:
  Class K Shares............................................       13,539             --          14,454             528
Transfer agency/record keeping fees.........................      122,570         39,623          25,002       2,022,128
Investment advisory fees....................................      335,538         56,810         132,003       1,320,499
Printing and mailing fees...................................       39,234         13,886           4,429         258,999
Administration fees.........................................       69,606          6,128          14,235         178,026
Custody fees................................................       42,521          9,844          39,148          60,355
Legal and audit fees........................................       18,186         19,920          20,278          23,485
Registration and filing fees................................       18,022         16,356          16,459          19,734
Directors'/Trustees' fees and expenses......................        7,681          7,846           7,808           7,011
Other.......................................................        4,876          1,748           8,752          16,470
                                                              -----------    -----------     -----------    ------------
      Total Expenses........................................      995,786        202,284         291,943       4,869,607
Fees waived and/or expenses reimbursed by investment
  advisor, transfer agent and/or distributor................       (2,740)       (81,265)        (85,323)       (143,550)
                                                              -----------    -----------     -----------    ------------
Net Expenses................................................      993,046        121,019         206,620       4,726,057
                                                              -----------    -----------     -----------    ------------
NET INVESTMENT INCOME/(LOSS)................................      414,226       (118,053)         27,297      (4,388,388)
                                                              -----------    -----------     -----------    ------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
  Security transactions of unaffiliated issuers(b)..........   (7,479,389)    (3,827,697)     (1,301,604)    (89,653,522)
  Security transactions of affiliated issuers...............           --             --              --              --
  Futures contracts.........................................           --             --              --              --
  Foreign currency transactions.............................           --         (1,230)        (75,445)             --
  Options written...........................................           --             --              --         605,103
Net change in unrealized appreciation/(depreciation) of:
  Securities................................................   (1,109,646)     3,272,698        (640,526)     55,621,688
  Foreign currency and net asset translations...............           --            (61)         (8,600)             --
  Future contracts..........................................           --             --              --              --
                                                              -----------    -----------     -----------    ------------
Net realized and unrealized gain/(loss) on investments......   (8,589,035)      (556,290)     (2,026,175)    (33,426,731)
                                                              -----------    -----------     -----------    ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $(8,174,809)   $  (674,343)    $(1,998,878)   $(37,815,119)
                                                              ===========    ===========     ===========    ============

------------

(a) Net of dividend withholding taxes of $656, $11,525, $1,935, $66,055 and $24,975 for Munder Balanced Fund, Munder Emerging Markets Fund, Munder Healthcare Fund, Munder International Equity Fund and Munder International Growth Fund, respectively.

(b) Net of foreign capital gains of $32,153 for Munder Emerging Markets Fund.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------
                                    MUNDER           MUNDER           MUNDER
    MUNDER          MUNDER          INTERNATIONAL    INTERNATIONAL    LARGE-CAP
    HEALTHCARE      INDEX 500       EQUITY           GROWTH           GROWTH
    FUND            FUND            FUND             FUND             FUND
---------------------------------------------------------------------------------
    $     12,995    $    248,848    $      4,610      $     3,222     $     3,549
          87,432       7,332,391         793,522          181,147          85,147
              --          16,320              --               --              --
              --              --          55,392               --              --
    ------------    ------------    ------------      -----------     -----------
         100,427       7,597,559         853,524          184,369          88,696
    ------------    ------------    ------------      -----------     -----------
          81,065         391,122           8,694            1,085           2,111
         484,170       1,196,319           5,250            2,419          17,105
         245,247              --           7,603            1,820          19,694
              --              --              --               --              --
             332         280,092          64,894            1,063               4
         574,054         665,401          31,999           27,272          19,566
       1,081,891         521,063         350,459          155,744          84,110
         162,757          70,792           6,756            2,462           9,866
         145,882         566,880          62,997           20,995          15,114
          62,347          91,043          74,335           56,603           9,010
          23,406          37,035          22,223           20,562          16,075
          19,255          27,330          15,785           12,606          13,138
           7,215           6,245           7,676            7,783           7,811
          12,555          60,779           6,447            2,627           2,094
    ------------    ------------    ------------      -----------     -----------
       2,900,176       3,914,101         665,118          313,041         215,698
         (20,537)       (609,452)         (1,113)         (82,382)         (2,448)
    ------------    ------------    ------------      -----------     -----------
       2,879,639       3,304,649         664,005          230,659         213,250
    ------------    ------------    ------------      -----------     -----------
      (2,779,212)      4,292,910         189,519          (46,290)       (124,554)
    ------------    ------------    ------------      -----------     -----------
     (84,566,233)    (27,970,952)     (6,920,021)      (3,705,276)     (5,661,101)
              --          (2,766)             --               --              --
              --      (2,362,482)             --               --              --
         (28,172)             --           1,954          (38,947)             --
              --              --              --               --              --
      55,882,888     (69,847,928)     (8,032,034)      (2,310,784)      2,098,868
            (351)             --          (1,588)             194              --
              --        (282,471)             --               --              --
    ------------    ------------    ------------      -----------     -----------
     (28,711,868)   (100,466,599)    (14,951,689)      (6,054,813)     (3,562,233)
    ------------    ------------    ------------      -----------     -----------
    $(31,491,080)   $(96,173,689)   $(14,762,170)     $(6,101,103)    $(3,686,787)
    ============    ============    ============      ===========     ===========

                       See Notes to Financial Statements.

THE MUNDER FUNDS
      Statements of Operations, Period Ended December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                                              EQUITY FUNDS
                                                              -----------------------------------------------------------
                                                              MUNDER          MUNDER          MUNDER         MUNDER
                                                              LARGE-CAP       MICRO-CAP       MIDCAP         MULTI-SEASON
                                                              VALUE           EQUITY          SELECT         GROWTH
                                                              FUND            FUND            FUND           FUND
                                                              -----------------------------------------------------------
INVESTMENT INCOME:
Interest....................................................  $     28,447    $     41,542    $     6,544    $     35,895
Dividends(a)................................................     1,352,414         501,088         55,978       1,187,188
Securities lending..........................................         3,010          60,938             --           4,232
                                                              ------------    ------------    -----------    ------------
      Total Investment Income...............................     1,383,871         603,568         62,522       1,227,315
                                                              ------------    ------------    -----------    ------------
EXPENSES:
Distribution and shareholder servicing fees:
  Class A Shares............................................         7,489          62,396          2,864          34,798
  Class B Shares............................................        48,953         193,468         11,255          49,978
  Class C Shares............................................        15,286         115,431             --          17,646
  Class II Shares...........................................            --              --          5,780              --
Shareholder servicing fees:
  Class K Shares............................................        60,970           5,295              1         105,678
Transfer agency/record keeping fees.........................        48,386         184,816         26,295          71,919
Investment advisory fees....................................       511,784         632,354        110,453         740,841
Printing and mailing fees...................................        13,505          63,730          5,187          36,764
Administration fees.........................................        92,014          85,267         19,864         133,133
Custody fees................................................        17,144          23,309          9,349          20,807
Legal and audit fees........................................        19,089          18,672         16,197          21,593
Registration and filing fees................................        17,756          22,005         14,912          14,593
Directors'/Trustees' fees and expenses......................         7,604           7,681          7,815           7,265
Other.......................................................         6,629           5,674          2,049          12,238
                                                              ------------    ------------    -----------    ------------
      Total Expenses........................................       866,609       1,420,098        232,021       1,267,253
Fees waived by transfer agent...............................        (1,979)         (6,282)          (519)         (1,546)
                                                              ------------    ------------    -----------    ------------
Net Expenses................................................       864,630       1,413,816        231,502       1,265,707
                                                              ------------    ------------    -----------    ------------
NET INVESTMENT INCOME/(LOSS)................................       519,241        (810,248)      (168,980)        (38,392)
                                                              ------------    ------------    -----------    ------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
  Security transactions of unaffiliated issuers.............    (5,399,608)    (10,382,634)    (2,584,799)    (13,472,647)
  Security transactions of affiliated issuers...............            --              --             --              --
  Options written...........................................            --         148,495             --              --
  Foreign currency transactions.............................           364               5             --              --
Net change in unrealized appreciation/(depreciation) of:
  Securities................................................   (15,345,951)    (19,155,779)      (329,739)    (14,640,056)
  Options written...........................................            --         189,351             --              --
  Foreign currency and net asset translations...............          (207)           (243)            --              --
                                                              ------------    ------------    -----------    ------------
Net realized and unrealized loss on investments.............   (20,745,402)    (29,200,805)    (2,914,538)    (28,112,703)
                                                              ------------    ------------    -----------    ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $(20,226,161)   $(30,011,053)   $(3,083,518)   $(28,151,095)
                                                              ============    ============    ===========    ============

------------

(a) Net of dividend withholding taxes of $3,162, $5,150, $15,367, $20,867 and $6,755 for Munder Large-Cap Value Fund, Munder Micro-Cap Equity Fund, Munder Multi-Season Growth Fund, Munder NetNet Fund and Munder Power Plus Fund, respectively.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                     MUNDER
                                     REAL ESTATE                    MUNDER
    MUNDER           MUNDER          EQUITY         MUNDER          SMALL
    NETNET           POWER PLUS      INVESTMENT     SMALL-CAP       COMPANY
    FUND             FUND            FUND           VALUE FUND      GROWTH FUND
--------------------------------------------------------------------------------
    $     191,351    $      7,257    $     2,418    $     13,998    $      5,193
          156,982         161,231      1,908,577       1,045,998          52,070
          472,026              --             --          18,373          31,647
    -------------    ------------    -----------    ------------    ------------
          820,359         168,488      1,910,995       1,078,369          88,910
    -------------    ------------    -----------    ------------    ------------
          319,423          27,684          4,017          15,551           6,151
        1,483,455         179,010         21,230         132,359          16,394
          643,919              --          6,526          44,586           6,613
               --          75,550             --              --              --
              559              43          2,969           6,928           9,472
        5,754,869         196,503         28,206         104,531          38,807
        3,423,007         278,331        205,647         336,751         181,647
          665,100          63,977          6,182          33,070          13,910
          461,586          50,024         37,474          60,535          32,653
          142,883          18,427          8,090          19,093          14,639
           39,839          17,707         16,889          17,820          16,869
           24,114          12,421         15,901          25,374          15,331
            5,527           7,655          7,753           7,720           7,743
           41,535           5,597          2,782           4,303           3,443
    -------------    ------------    -----------    ------------    ------------
       13,005,816         932,929        363,666         808,621         363,672
         (504,188)         (4,204)          (798)         (3,166)         (1,324)
    -------------    ------------    -----------    ------------    ------------
       12,501,628         928,725        362,868         805,455         362,348
    -------------    ------------    -----------    ------------    ------------
      (11,681,269)       (760,237)     1,548,127         272,914        (273,438)
    -------------    ------------    -----------    ------------    ------------
     (314,977,720)    (20,121,618)       442,129      (3,888,541)    (10,128,471)
         (370,027)             --             --              --              --
        1,647,245              --             --         612,422              --
            7,894              42             --              --              --
      266,796,999      (1,777,545)    (6,257,152)    (15,321,309)     (2,353,441)
          377,547              --             --        (176,684)             --
           (4,552)           (499)            --              --              --
    -------------    ------------    -----------    ------------    ------------
      (46,522,614)    (21,899,620)    (5,815,023)    (18,774,112)    (12,481,912)
    -------------    ------------    -----------    ------------    ------------
    $ (58,203,883)   $(22,659,857)   $(4,266,896)   $(18,501,198)   $(12,755,350)
    =============    ============    ===========    ============    ============

                       See Notes to Financial Statements.

THE MUNDER FUNDS
      Statements of Operations, Period Ended December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                                    INCOME FUNDS
                                                    ---------------------------------------------------------------------------
                                                                  MUNDER          MUNDER           MUNDER U.S.    MUNDER
                                                    MUNDER        INTERMEDIATE    INTERNATIONAL    GOVERNMENT     MICHIGAN
                                                    BOND          BOND            BOND             INCOME         TAX-FREE BOND
                                                    FUND          FUND            FUND             FUND           FUND
                                                    ---------------------------------------------------------------------------
INVESTMENT INCOME:
Interest(b).......................................  $3,569,429    $ 9,855,282      $  757,280      $ 6,742,109     $1,030,787
Dividends.........................................          --             --              --               --          7,910
Securities lending................................      11,648         43,161              --           25,047             --
                                                    ----------    -----------      ----------      -----------     ----------
      Total Investment Income.....................   3,581,077      9,898,443         757,280        6,767,156      1,038,697
                                                    ----------    -----------      ----------      -----------     ----------
EXPENSES:
Distribution and shareholder servicing fees:
  Class A Shares..................................       7,918         14,481           2,262           18,386          2,900
  Class B Shares..................................      42,503         72,042           5,261          105,670          5,821
  Class C Shares..................................       5,145          9,400           2,248           18,134          3,530
  Class II Shares.................................
Shareholder servicing fees:
  Class K Shares..................................      57,997        300,822               5          189,216         49,805
Transfer agency/record keeping fees...............      35,218         49,435          22,679           49,350         22,690
Investment advisory fees..........................     327,450        972,351          96,107          580,540        112,374
Printing and mailing fees.........................       6,733         14,949           1,581           17,383          1,191
Administration fees...............................      88,306        262,252          25,924          156,581         30,307
Custody fees......................................      18,371         36,491          17,550           20,639         11,389
Legal and audit fees..............................      18,975         25,328          16,406           21,322         16,636
Registration and filing fees......................      16,509         16,234          14,893           17,249          1,423
Directors'/Trustees' fees and expenses............       7,604          7,261           7,804            7,529          7,793
Other.............................................       5,930         14,871           1,977            8,575          2,412
                                                    ----------    -----------      ----------      -----------     ----------
      Total Expenses..............................     638,659      1,795,917         214,697        1,210,574        268,271
Fees waived and/or expenses reimbursed by
  investment advisor transfer agent and/or
  distributor.....................................        (435)          (329)           (130)            (870)           (33)
                                                    ----------    -----------      ----------      -----------     ----------
Net Expenses......................................     638,224      1,795,588         214,567        1,209,704        268,238
                                                    ----------    -----------      ----------      -----------     ----------
NET INVESTMENT INCOME/(LOSS)......................   2,942,853      8,102,855         542,713        5,557,452        770,459
                                                    ----------    -----------      ----------      -----------     ----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
  INVESTMENTS:
Net realized gain/(loss) from:
  Security transactions...........................     283,739     (2,713,000)        736,244        1,162,058        461,504
  Foreign currency transactions...................          --             --          57,196               --             --
Net change in unrealized
  appreciation/(depreciation) of:
  Securities......................................   3,579,398     11,702,855       2,224,681        4,059,212        824,512
  Foreign currency and net asset translations.....          --             --         (43,427)              --             --
                                                    ----------    -----------      ----------      -----------     ----------
Net realized and unrealized gain on investments...   3,863,137      8,989,855       2,974,694        5,221,270      1,286,016
                                                    ----------    -----------      ----------      -----------     ----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS......................................  $6,805,990    $17,092,710      $3,517,407      $10,778,722     $2,056,475
                                                    ==========    ===========      ==========      ===========     ==========

------------

(a) The Munder Cash Investment Fund Class B Shares and Class C Shares commenced operations on November 1, 2002 and November 5, 2002, respectively.

(b) Net of foreign withholding taxes of $3,899 for Munder International Bond
    Fund.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                       MONEY MARKET FUNDS
-----------------------------------    -------------------------------------------
    MUNDER        MUNDER               MUNDER        MUNDER          MUNDER
    TAX-FREE      TAX-FREE SHORT-      CASH          TAX-FREE        U.S. TREASURY
    BOND          INTERMEDIATE BOND    INVESTMENT    MONEY MARKET    MONEY MARKET
    FUND          FUND                 FUND(A)       FUND            FUND
----------------------------------------------------------------------------------
    $2,394,396       $  3,504,693      $9,937,488     $2,105,604       $508,207
        27,860             34,306              --         68,730             --
            --                 --              --             --             --
    ----------       ------------      ----------     ----------       --------
     2,422,256          3,538,999       9,937,488      2,174,334        508,207
    ----------       ------------      ----------     ----------       --------
         6,058             11,396         149,212        102,260         37,528
        18,196             23,538           1,630             --             --
         3,313             17,977           2,506             --             --
       119,854            183,091         560,156        150,044         19,604
        67,401             30,094          74,246         31,564         23,612
       263,108            417,348       1,896,136        525,530        109,071
         2,286              4,578          13,835          4,552          1,343
        70,954            112,559         730,429        202,478         42,055
        15,251             20,483          72,521         28,217         11,949
        18,262             19,757          43,834         23,194         17,192
        16,385             16,348          12,162          8,883          8,549
         7,666              7,573           6,110          7,408          7,745
         4,762              6,725          31,145          9,057          2,285
    ----------       ------------      ----------     ----------       --------
       613,496            871,467       3,593,922      1,093,187        280,933
           (79)               (81)         (8,245)          (168)          (326)
    ----------       ------------      ----------     ----------       --------
       613,417            871,386       3,585,677      1,093,019        280,607
    ----------       ------------      ----------     ----------       --------
     1,808,839          2,667,613       6,351,811      1,081,315        227,600
    ----------       ------------      ----------     ----------       --------
     1,279,378            626,287              --             --             --
            --                 --              --             --             --
     1,589,178          1,841,081              --             --             --
            --                 --              --             --             --
    ----------       ------------      ----------     ----------       --------
     2,868,556          2,467,368              --             --             --
    ----------       ------------      ----------     ----------       --------
    $4,677,395       $  5,134,981      $6,351,811     $1,081,315       $227,600
    ==========       ============      ==========     ==========       ========

                       See Notes to Financial Statements.

THE MUNDER FUNDS
      Statements of Changes in Net Assets, Period Ended December 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                              EQUITY FUNDS
                                                              -----------------------------------------------------------
                                                                                              MUNDER         MUNDER
                                                              MUNDER          MUNDER          EMERGING       FUTURE
                                                              BALANCED        BIO(TECH)(2)    MARKETS        TECHNOLOGY
                                                              FUND            FUND            FUND           FUND
                                                              -----------------------------------------------------------
Net investment income/(loss)................................  $    414,226    $  (118,053)    $    27,297    $ (4,388,388)
Net realized gain/(loss) on investments sold................    (7,479,389)    (3,828,927)     (1,377,049)    (89,048,419)
Net change in unrealized appreciation/(depreciation) of
  investments...............................................    (1,109,646)     3,272,637        (649,126)     55,621,688
                                                              ------------    -----------     -----------    ------------
Net decrease in net assets resulting from operations........    (8,174,809)      (674,343)     (1,998,878)    (37,815,119)
Dividends to shareholders from net investment income:
  Class A Shares............................................      (151,654)            --              --              --
  Class B Shares............................................      (103,818)            --              --              --
  Class C Shares............................................       (42,010)            --              --              --
  Class K Shares............................................       (67,901)            --              --              --
  Class Y Shares............................................       (77,755)            --              --              --
Net increase/(decrease) in net assets from Fund share
  transactions:
  Class A Shares............................................       344,642       (458,487)       (422,485)    (10,682,116)
  Class B Shares............................................    (4,943,318)      (574,411)       (240,634)    (14,530,322)
  Class C Shares............................................    (2,674,458)            --         (23,421)             --
  Class II Shares...........................................            --       (239,895)             --      (8,476,452)
  Class K Shares............................................      (649,957)            --      (3,373,302)       (235,335)
  Class Y Shares............................................     1,764,040        244,755        (403,833)        331,253
                                                              ------------    -----------     -----------    ------------
Net decrease in net assets..................................   (14,776,998)    (1,702,381)     (6,462,553)    (71,408,091)
NET ASSETS:
Beginning of period.........................................   115,892,940     10,262,675      26,111,806     315,852,672
                                                              ------------    -----------     -----------    ------------
End of period...............................................  $101,115,942    $ 8,560,294     $19,649,253    $244,444,581
                                                              ============    ===========     ===========    ============
Undistributed/(Accumulated) net investment income/(loss)....  $      8,164    $  (134,526)    $  (152,381)   $ (4,397,457)
                                                              ============    ===========     ===========    ============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------
                                    MUNDER           MUNDER           MUNDER
    MUNDER          MUNDER          INTERNATIONAL    INTERNATIONAL    LARGE-CAP
    HEALTHCARE      INDEX 500       EQUITY           GROWTH           GROWTH
    FUND            FUND            FUND             FUND             FUND
---------------------------------------------------------------------------------
    $ (2,779,212)   $  4,292,910    $    189,519     $    (46,290)    $  (124,554)
     (84,594,405)    (30,336,200)     (6,918,067)      (3,744,223)     (5,661,101)
      55,882,537     (70,130,399)     (8,033,622)      (2,310,590)      2,098,868
    ------------    ------------    ------------     ------------     -----------
     (31,491,080)    (96,173,689)    (14,762,170)      (6,101,103)     (3,686,787)
              --      (1,776,890)        (69,455)              --              --
              --      (1,041,348)         (5,240)              --              --
              --              --          (7,410)              --              --
              --      (1,434,787)       (517,114)              --              --
              --        (445,355)       (379,151)              --              --
     (13,807,907)      3,345,465      (1,204,968)        (600,857)         71,575
     (15,750,367)    (25,629,481)       (151,123)         (87,720)       (486,377)
     (10,016,070)             --        (215,764)          60,178              --
              --              --              --               --      (5,017,438)
        (202,105)     80,107,724      (7,888,230)        (312,885)             --
         111,408       1,510,685      (4,403,085)      (3,567,220)        676,568
    ------------    ------------    ------------     ------------     -----------
     (71,156,121)    (41,537,676)    (29,603,710)     (10,609,607)     (8,442,459)
     268,740,254     898,291,379     110,540,640       39,396,619      27,533,683
    ------------    ------------    ------------     ------------     -----------
    $197,584,133    $856,753,703    $ 80,936,930     $ 28,787,012     $19,091,224
    ============    ============    ============     ============     ===========
    $ (2,804,804)   $    (25,996)   $     (3,034)    $   (221,606)    $  (124,907)
    ============    ============    ============     ============     ===========

                       See Notes to Financial Statements.

THE MUNDER FUNDS
      Statements of Changes in Net Assets, Period Ended December 31, 2002 (Unaudited)
      (continued)
--------------------------------------------------------------------------------

                                                             EQUITY FUNDS
                                                             ------------------------------------------------------------
                                                             MUNDER          MUNDER          MUNDER         MUNDER
                                                             LARGE-CAP       MICRO-CAP       MIDCAP         MULTI-SEASON
                                                             VALUE           EQUITY          SELECT         GROWTH
                                                             FUND            FUND            FUND           FUND
                                                             ------------------------------------------------------------
Net investment income/(loss)...............................  $    519,241    $   (810,248)   $  (168,980)   $     (38,392)
Net realized gain/(loss) on investments sold...............    (5,399,244)    (10,234,134)    (2,584,799)     (13,472,647)
Net change in unrealized appreciation/(depreciation) of
  investments..............................................   (15,346,158)    (18,966,671)      (329,739)     (14,640,056)
                                                             ------------    ------------    -----------    -------------
Net decrease in net assets resulting from operations.......   (20,226,161)    (30,011,053)    (3,083,518)     (28,151,095)
Dividends to shareholders from net investment income:
  Class A Shares...........................................       (21,213)             --             --               --
  Class B Shares...........................................            --              --             --               --
  Class C Shares...........................................            --              --             --               --
  Class K Shares...........................................      (177,225)             --             --               --
  Class Y Shares...........................................      (337,939)             --             --               --
Distributions to shareholders from net realized gains:
  Class A Shares...........................................            --              --             --               --
  Class B Shares...........................................            --              --             --               --
  Class C Shares...........................................            --              --             --               --
  Class K Shares...........................................            --              --             --               --
  Class Y Shares...........................................            --              --             --               --
Net increase/(decrease) in net assets from Fund share
  transactions:
  Class A Shares...........................................      (657,350)      8,440,961        518,097       (2,697,629)
  Class B Shares...........................................    (1,171,014)     (1,925,303)       246,342       (2,320,907)
  Class C Shares...........................................      (541,552)        665,081             --         (554,872)
  Class II Shares..........................................            --              --          7,967               --
  Class K Shares...........................................    (1,601,099)       (280,766)         7,652      (64,821,345)
  Class Y Shares...........................................      (779,630)     (1,233,648)      (608,005)      (7,310,501)
                                                             ------------    ------------    -----------    -------------
Net decrease in net assets.................................   (25,513,183)    (24,344,728)    (2,911,465)    (105,856,349)
NET ASSETS:
Beginning of period........................................   155,583,892     152,149,464     31,885,508      250,983,947
                                                             ------------    ------------    -----------    -------------
End of period..............................................  $130,070,709    $127,804,736    $28,974,043    $ 145,127,598
                                                             ============    ============    ===========    =============
Undistributed/(Accumulated) net investment income/(loss)...  $    (19,842)   $   (812,041)   $  (169,476)   $     (44,414)
                                                             ============    ============    ===========    =============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------
                                    MUNDER             MUNDER          MUNDER
    MUNDER           MUNDER         REAL ESTATE        SMALL-CAP       SMALL COMPANY
    NETNET           POWER PLUS     EQUITY             VALUE           GROWTH
    FUND             FUND           INVESTMENT FUND    FUND            FUND
------------------------------------------------------------------------------------
    $ (11,681,269)   $   (760,237)    $ 1,548,127      $    272,914    $   (273,438)
     (313,692,608)    (20,121,576)        442,129        (3,276,119)    (10,128,471)
      267,169,994      (1,778,044)     (6,257,152)      (15,497,993)     (2,353,441)
    -------------    ------------     -----------      ------------    ------------
      (58,203,883)    (22,659,857)     (4,266,896)      (18,501,198)    (12,755,350)
               --              --         (87,868)               --              --
               --              --        (102,726)               --              --
               --              --         (31,089)               --              --
               --              --         (68,483)               --              --
               --              --      (1,291,696)               --              --
               --              --              --          (101,920)             --
               --              --              --          (222,906)             --
               --              --              --           (75,959)             --
               --              --              --           (45,687)             --
               --              --              --          (300,058)             --
      (30,164,358)     (6,662,312)        (29,781)          (20,179)       (636,323)
      (43,366,655)     (7,070,796)        120,660        (5,050,666)       (558,987)
      (19,347,898)             --         185,077          (517,000)       (176,207)
               --      (2,727,723)             --                --              --
         (170,183)             --         559,354          (111,573)     (2,149,299)
         (408,838)        164,840          25,356        (2,720,165)     (1,218,940)
    -------------    ------------     -----------      ------------    ------------
     (151,661,815)    (38,955,848)     (4,988,092)      (27,667,311)    (17,495,106)
      808,153,998     106,113,339      60,658,741       113,588,684      61,389,689
    -------------    ------------     -----------      ------------    ------------
    $ 656,492,183    $ 67,157,491     $55,670,649      $ 85,921,373    $ 43,894,583
    =============    ============     ===========      ============    ============
    $ (11,704,784)   $   (762,502)    $   (34,624)     $    271,587    $   (274,765)
    =============    ============     ===========      ============    ============

                       See Notes to Financial Statements.

THE MUNDER FUNDS
      Statements of Changes in Net Assets, Period Ended December 31, 2002 (Unaudited)
      (continued)
--------------------------------------------------------------------------------

                                              INCOME FUNDS
                                              -------------------------------------------------------------------------------
                                                                                                                  MUNDER
                                                              MUNDER          MUNDER           MUNDER             MICHIGAN
                                              MUNDER          INTERMEDIATE    INTERNATIONAL    U.S. GOVERNMENT    TAX-FREE
                                              BOND            BOND            BOND             INCOME             BOND
                                              FUND            FUND            FUND             FUND               FUND
                                              -------------------------------------------------------------------------------
Net investment income.......................  $  2,942,853    $  8,102,855     $   542,713      $  5,557,452      $   770,459
Net realized gain/(loss) on investments
  sold......................................       283,739      (2,713,000)        793,440         1,162,058          461,504
Net change in unrealized appreciation/
  (depreciation) of investments.............     3,579,398      11,702,855       2,181,254         4,059,212          824,512
                                              ------------    ------------     -----------      ------------      -----------
Net increase in net assets resulting from
  operations................................     6,805,990      17,092,710       3,517,407        10,778,722        2,056,475
Dividends to shareholders from net
  investment income:
  Class A Shares............................      (153,769)       (269,689)        (16,572)         (400,661)         (40,374)
  Class B Shares............................      (180,934)       (293,624)         (2,255)         (501,703)         (15,713)
  Class C Shares............................       (22,291)        (38,382)           (841)          (87,262)         (11,026)
  Class K Shares............................    (1,150,187)     (5,764,043)            (41)       (4,054,436)        (697,170)
  Class Y Shares............................    (1,786,363)     (2,949,513)       (402,495)       (1,157,273)         (17,304)
Distributions to shareholders from net
  realized gains:
  Class A Shares............................            --              --              --                --               --
  Class B Shares............................            --              --              --                --               --
  Class C Shares............................            --              --              --                --               --
  Class K Shares............................            --              --              --                --               --
  Class Y Shares............................            --              --              --                --               --
Net increase/(decrease) in net assets from
  Fund share transactions:
  Class A Shares............................      (702,721)        773,640         402,335         2,092,173         (178,262)
  Class B Shares............................     1,284,824       2,988,656       1,180,276         7,720,764         (410,193)
  Class C Shares............................       (57,317)        536,759         308,098         1,615,997          853,213
  Class K Shares............................    (4,313,702)    (10,517,322)         (2,499)      (13,726,644)      (5,370,775)
  Class Y Shares............................   (13,504,922)    (23,871,243)     (2,105,966)       (2,161,056)          13,281
                                              ------------    ------------     -----------      ------------      -----------
Net increase/(decrease) in net assets.......   (13,781,392)    (22,312,051)      2,877,447           118,621       (3,817,848)
NET ASSETS:
Beginning of period.........................   133,880,177     386,098,252      36,866,730       222,701,536       46,503,137
                                              ------------    ------------     -----------      ------------      -----------
End of period...............................  $120,098,785    $363,786,201     $39,744,177      $222,820,157      $42,685,289
                                              ============    ============     ===========      ============      ===========
Undistributed/(Accumulated) net investment
  income/(loss).............................  $   (156,898)   $   (747,538)    $  (793,013)     $   (452,186)     $    15,092
                                              ============    ============     ===========      ============      ===========

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------                  MONEY MARKET FUNDS
                    MUNDER                -----------------------------------------------
    MUNDER          TAX-FREE              MUNDER            MUNDER          MUNDER
    TAX-FREE        SHORT-INTERMEDIATE    CASH              TAX-FREE        U.S. TREASURY
    BOND            BOND                  INVESTMENT        MONEY MARKET    MONEY MARKET
    FUND            FUND                  FUND              FUND            FUND
-----------------------------------------------------------------------------------------
    $  1,808,839       $  2,667,613       $    6,351,811    $  1,081,315    $    227,600
       1,279,378            626,287                   --              --              --
       1,589,178          1,841,081                   --              --              --
    ------------       ------------       --------------    ------------    ------------
       4,677,395          5,134,981            6,351,811       1,081,315         227,600
         (84,534)          (148,368)            (630,047)       (260,030)       (104,925)
         (51,718)           (61,404)                (262)             --              --
          (9,232)           (47,264)                (434)             --              --
      (1,685,016)        (2,390,336)          (4,307,409)       (738,812)        (95,164)
          (4,026)           (54,234)          (1,413,659)        (82,473)        (27,511)
        (144,457)           (73,305)                  --              --         (15,435)
        (108,561)           (40,597)                  --              --              --
         (18,844)           (33,119)                  --              --              --
      (2,692,711)        (1,153,120)                  --              --         (14,254)
          (6,119)           (24,134)                  --              --          (4,517)
         592,859          1,014,054             (665,860)      7,312,138     (11,086,020)
         447,622          1,868,645            2,231,856              --              --
          58,351          2,490,638            4,558,484              --              --
     (13,008,782)       (12,240,765)         (31,827,509)     (4,081,115)      6,464,414
           1,335              6,367           53,122,513      (8,645,121)     (1,873,671)
    ------------       ------------       --------------    ------------    ------------
     (12,036,438)        (5,751,961)          27,419,484      (5,414,098)     (6,529,483)
     109,122,543        169,497,690        1,077,495,977     290,825,076      54,755,926
    ------------       ------------       --------------    ------------    ------------
    $ 97,086,105       $163,745,729       $1,104,915,461    $285,410,978    $ 48,226,443
    ============       ============       ==============    ============    ============
    $     34,459       $     52,140                   --              --              --
    ============       ============       ==============    ============    ============

                       See Notes to Financial Statements.

THE MUNDER FUNDS
      Statements of Changes in Net Assets, Year Ended June 30, 2002
--------------------------------------------------------------------------------

                                                             EQUITY FUNDS
                                                             ------------------------------------------------------------
                                                                                            MUNDER          MUNDER
                                                             MUNDER         MUNDER          EMERGING        FUTURE
                                                             BALANCED       BIO(TECH)(2)    MARKETS         TECHNOLOGY
                                                             FUND           FUND            FUND            FUND
                                                             ------------------------------------------------------------
Net investment income/(loss)...............................  $  1,395,040   $  (386,332)    $     21,289    $ (14,337,360)
Net realized loss on investments sold......................   (11,083,079)   (2,372,337)      (1,118,069)    (309,158,446)
Net change in unrealized appreciation/(depreciation) of
  investments..............................................    (1,805,530)   (7,002,386)         556,163      (25,776,718)
                                                             ------------   -----------     ------------    -------------
Net decrease in net assets resulting from operations.......   (11,493,569)   (9,761,055)        (540,617)    (349,272,524)
Dividends to shareholders from net investment income:
  Class A Shares...........................................      (376,710)           --               --               --
  Class B Shares...........................................      (405,576)           --               --               --
  Class C Shares...........................................      (178,490)           --               --               --
  Class K Shares...........................................      (215,782)           --               --               --
  Class Y Shares...........................................      (200,024)           --               --               --
Distributions to shareholders from capital:
  Class A Shares...........................................            --            --             (652)              --
  Class B Shares...........................................            --            --               --               --
  Class C Shares...........................................            --            --               --               --
  Class K Shares...........................................            --            --           (9,619)              --
  Class Y Shares...........................................            --            --          (24,936)              --
Net increase/(decrease) in net assets from Fund share
  transactions:
  Class A Shares...........................................     8,280,654       476,949         (371,516)     (45,024,636)
  Class B Shares...........................................     5,891,001     1,043,123          (25,619)     (46,046,951)
  Class C Shares...........................................    (1,972,014)           --          (56,781)              --
  Class II Shares..........................................            --      (153,271)              --      (32,766,608)
  Class K Shares...........................................    (4,282,213)      (16,564)     (11,081,843)      (7,166,368)
  Class Y Shares...........................................        (3,119)     (160,859)      (4,078,981)        (700,973)
Shareholder transaction fees...............................            --            --               --               --
                                                             ------------   -----------     ------------    -------------
Net decrease in net assets.................................    (4,955,842)   (8,571,677)     (16,190,564)    (480,978,060)
NET ASSETS:
Beginning of period........................................   120,848,782    18,834,352       42,302,370      796,830,732
                                                             ------------   -----------     ------------    -------------
End of period..............................................  $115,892,940   $10,262,675     $ 26,111,806    $ 315,852,672
                                                             ============   ===========     ============    =============
Undistributed/(Accumulated) net investment income/(loss)...  $     20,748   $   (16,473)    $   (179,678)   $      (9,069)
                                                             ============   ===========     ============    =============

------------

(a) The Munder Large-Cap Growth Fund Class K Shares commenced operations on April 30, 2002.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------
                                       MUNDER           MUNDER           MUNDER
    MUNDER           MUNDER            INTERNATIONAL    INTERNATIONAL    LARGE-CAP
    HEALTHCARE       INDEX 500         EQUITY           GROWTH           GROWTH
    FUND             FUND              FUND             FUND             FUND(A)
------------------------------------------------------------------------------------
    $  (7,964,001)   $    8,291,710    $  1,236,290     $     78,701     $  (218,185)
      (54,863,012)      (31,919,261)     (8,614,272)      (9,476,155)     (6,920,697)
     (117,755,722)     (188,708,133)    (10,055,646)       1,554,809      (1,899,484)
    -------------    --------------    ------------     ------------     -----------
     (180,582,735)     (212,335,684)    (17,433,628)      (7,842,645)     (9,038,366)
               --        (3,340,627)        (15,374)         (13,372)             --
               --        (1,836,017)           (989)         (10,732)             --
               --                --          (1,208)          (6,541)             --
               --        (1,889,481)       (218,398)         (48,568)             --
               --          (839,953)       (206,502)        (527,219)             --
               --                --              --               (5)             --
               --                --              --               (4)             --
               --                --              --               (3)             --
               --                --              --              (19)             --
               --                --              --             (208)             --
      (29,774,431)        3,350,160      (2,184,343)        (202,729)      1,276,612
      (26,523,054)      (16,186,767)       (626,722)        (257,822)      3,314,117
      (18,271,698)               --      (1,328,920)        (368,627)             --
               --                --              --               --       8,335,710
         (232,208)       (9,653,794)     (7,315,475)      (2,940,847)          3,744
         (186,732)       (8,415,055)     (2,628,057)      (6,880,954)      3,947,788
               --                --          10,478               --              --
    -------------    --------------    ------------     ------------     -----------
     (255,570,858)     (251,147,218)    (31,949,138)     (19,100,295)      7,839,605
      524,311,112     1,149,438,597     142,489,778       58,496,914      19,694,078
    -------------    --------------    ------------     ------------     -----------
    $ 268,740,254    $  898,291,379    $110,540,640     $ 39,396,619     $27,533,683
    =============    ==============    ============     ============     ===========
    $     (25,592)   $      379,474    $    785,817     $   (175,316)    $      (353)
    =============    ==============    ============     ============     ===========

                       See Notes to Financial Statements.

THE MUNDER FUNDS
      Statements of Changes in Net Assets, Year Ended June 30, 2002 (continued)
--------------------------------------------------------------------------------

                                                             EQUITY FUNDS
                                                             -----------------------------------------------------------
                                                             MUNDER          MUNDER          MUNDER         MUNDER
                                                             LARGE-CAP       MICRO-CAP       MIDCAP         MULTI-SEASON
                                                             VALUE           EQUITY          SELECT         GROWTH
                                                             FUND            FUND            FUND           FUND
                                                             -----------------------------------------------------------
Net investment income/(loss)...............................  $    652,626    $ (1,778,082)   $  (241,807)   $   (544,856)
Net realized gain/(loss) on investments sold...............    (3,605,360)        (12,164)    (2,996,283)    (34,062,280)
Net change in unrealized appreciation/(depreciation) of
  investments..............................................   (13,299,954)        (96,700)       623,282     (50,524,606)
                                                             ------------    ------------    -----------    ------------
Net increase/(decrease) in net assets resulting from
  operations...............................................   (16,252,688)     (1,886,946)    (2,614,808)    (85,131,742)
Dividends to shareholders from net investment income:
  Class A Shares...........................................       (20,943)             --             --              --
  Class B Shares...........................................            --              --             --              --
  Class C Shares...........................................            --              --             --              --
  Class K Shares...........................................      (186,098)             --             --              --
  Class Y Shares...........................................      (435,498)             --             --              --
Distributions to shareholders from net realized gains:
  Class A Shares...........................................      (203,589)             --             --      (1,615,278)
  Class B Shares...........................................      (356,859)             --             --        (871,792)
  Class C Shares...........................................      (116,053)             --             --        (279,408)
  Class II Shares..........................................            --              --             --              --
  Class K Shares...........................................    (2,365,351)             --             --      (6,446,974)
  Class Y Shares...........................................    (2,497,070)             --             --      (5,499,441)
Distributions to shareholders from capital:
  Class A Shares...........................................            --              --             --            (327)
  Class B Shares...........................................            --              --             --            (176)
  Class C Shares...........................................            --              --             --             (56)
  Class II Shares..........................................            --              --             --              --
  Class K Shares...........................................            --              --             --          (1,303)
  Class Y Shares...........................................            --              --             --          (1,112)
Net increase/(decrease) in net assets from Fund share
  transactions:
  Class A Shares...........................................     1,463,721      22,047,581         83,639      (4,591,165)
  Class B Shares...........................................     2,769,926      10,066,835        879,885      (7,587,983)
  Class C Shares...........................................       461,766       9,504,975             --      (1,837,602)
  Class II Shares..........................................            --              --        594,529              --
  Class K Shares...........................................   (16,321,185)     (1,461,165)            --     (30,527,633)
  Class Y Shares...........................................     8,125,857         911,645      2,298,784     (41,404,345)
                                                             ------------    ------------    -----------    ------------
Shareholder transaction fees...............................            --           3,277             --              --
Net increase/(decrease) in net assets......................   (25,934,064)     39,186,202      1,242,029    (185,796,337)
NET ASSETS:
Beginning of period........................................   181,517,956     112,963,262     30,643,479     436,780,284
                                                             ------------    ------------    -----------    ------------
End of period..............................................  $155,583,892    $152,149,464    $31,885,508    $250,983,947
                                                             ============    ============    ===========    ============
Accumulated net investment loss............................  $     (2,706)   $     (1,793)   $      (496)   $     (6,022)
                                                             ============    ============    ===========    ============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------
                                       MUNDER                         MUNDER
                       MUNDER          REAL ESTATE    MUNDER          SMALL
    MUNDER             POWER           EQUITY         SMALL-CAP       COMPANY
    NETNET             PLUS            INVESTMENT     VALUE           GROWTH
    FUND               FUND            FUND           FUND            FUND
----------------------------------------------------------------------------------
    $   (29,186,368)   $ (2,174,280)   $ 2,556,052    $    376,809    $   (661,965)
     (1,091,415,710)    (25,994,987)       172,657       5,702,049     (21,306,793)
        (78,661,892)    (11,794,864)     6,179,063       2,540,739      (2,132,652)
    ---------------    ------------    -----------    ------------    ------------
     (1,199,263,970)    (39,964,131)     8,907,772       8,619,597     (24,101,410)
                 --              --       (117,536)        (28,182)             --
                 --              --       (101,133)         (7,018)             --
                 --              --        (28,676)         (2,198)             --
                 --              --        (66,063)        (26,941)             --
                 --              --     (1,882,994)       (184,808)             --
                 --        (341,393)            --        (501,945)             --
                 --        (458,727)            --      (1,164,328)             --
                 --              --             --        (370,060)             --
                 --        (175,983)            --              --              --
                 --            (375)            --        (474,271)             --
                 --         (12,994)            --      (2,424,282)             --
                 --            (551)       (40,347)             --              --
                 --            (741)       (43,674)             --              --
                 --              --        (12,679)             --              --
                 --            (284)            --              --              --
                 --              (1)       (22,733)             --              --
                 --             (21)      (608,928)             --              --
        (96,502,963)    (11,688,549)       (39,352)      6,724,339      (2,193,776)
       (119,166,999)     (4,271,095)       620,903      19,415,795        (667,423)
        (70,759,806)                       208,147       6,177,845        (225,127)
                 --      (1,385,520)            --              --              --
            672,513          (4,428)       432,495      (3,125,759)     (9,932,939)
           (135,034)       (167,204)    (5,404,513)     (1,374,302)     (9,641,575)
    ---------------    ------------    -----------    ------------    ------------
                 --              --             --              --              --
     (1,485,156,259)    (58,471,997)     1,800,689      31,253,482     (46,762,250)
      2,293,310,257     164,585,336     58,858,052      82,335,202     108,151,939
    ---------------    ------------    -----------    ------------    ------------
    $   808,153,998     106,113,339    $60,658,741    $113,588,684    $ 61,389,689
    ===============    ============    ===========    ============    ============
    $       (23,515)   $     (2,265)   $      (889)   $     (1,327)   $     (1,327)
    ===============    ============    ===========    ============    ============

                       See Notes to Financial Statements.

THE MUNDER FUNDS
      Statements of Changes in Net Assets, Year Ended June 30, 2002 (continued)
--------------------------------------------------------------------------------

                                              INCOME FUNDS
                                              -------------------------------------------------------------------------------
                                                                                                                  MUNDER
                                                              MUNDER          MUNDER           MUNDER             MICHIGAN
                                              MUNDER          INTERMEDIATE    INTERNATIONAL    U.S. GOVERNMENT    TAX-FREE
                                              BOND            BOND            BOND             INCOME             BOND
                                              FUND            FUND            FUND             FUND               FUND
                                              -------------------------------------------------------------------------------
Net investment income.......................  $  8,894,561    $ 19,725,571     $ 1,044,797     $   11,906,657     $ 1,873,014
Net realized gain/(loss) on investments
  sold......................................    (3,528,204)      1,607,181        (976,442)           597,109         212,602
Net change in unrealized appreciation/
  (depreciation) of investments.............     1,723,428       3,811,628       4,756,029          7,070,265         909,283
                                              ------------    ------------     -----------     ---------------    -----------
Net increase in net assets resulting from
  operations................................     7,089,785      25,144,380       4,824,384         19,574,031       2,994,899
Dividends to shareholders from net
  investment income:
  Class A Shares............................      (403,408)       (550,436)        (20,713)          (579,214)        (77,847)
  Class B Shares............................      (390,632)       (450,301)         (1,960)          (668,565)        (32,965)
  Class C Shares............................       (48,273)        (56,970)           (356)          (116,304)         (3,548)
  Class K Shares............................    (2,796,408)    (13,171,101)           (141)        (9,085,689)     (1,739,323)
  Class Y Shares............................    (5,730,469)     (6,334,326)       (640,502)        (1,900,615)        (49,072)
Distributions to shareholders from net
  realized gains:
  Class A Shares............................            --              --              --                 --              --
  Class B Shares............................            --              --              --                 --              --
  Class C Shares............................            --              --              --                 --              --
  Class K Shares............................            --              --              --                 --              --
  Class Y Shares............................            --              --              --                 --              --
Distributions to shareholders from capital:
  Class A Shares............................            --              --            (665)                --              --
  Class B Shares............................            --              --             (79)                --              --
  Class C Shares............................            --              --             (17)                --              --
  Class K Shares............................            --              --             (16)                --              --
  Class Y Shares............................            --              --         (15,548)                --              --
Net increase/(decrease) in net assets from
  Fund share transactions:
  Class A Shares............................       700,126         462,118        (196,303)         4,290,030         427,503
  Class B Shares............................       563,873       3,976,155         106,806          3,970,020         735,403
  Class C Shares............................        74,502         408,118         193,399            (76,393)         19,319
  Class II Shares...........................            --              --              --                 --              --
  Class K Shares............................    (1,639,994)    (15,073,263)        (94,369)       (23,251,696)     (4,839,304)
  Class Y Shares............................   (37,323,312)     11,378,604          39,225          9,165,674        (628,969)
                                              ------------    ------------     -----------     ---------------    -----------
Net increase/(decrease) in net assets.......   (39,904,210)      5,732,978       4,193,145          1,321,279      (3,193,904)
NET ASSETS:
Beginning of period.........................   173,784,387     380,365,274      32,673,585        221,380,257      49,697,041
                                              ------------    ------------     -----------     ---------------    -----------
End of period...............................  $133,880,177    $386,098,252     $36,866,730     $  222,701,536     $46,503,137
                                              ============    ============     ===========     ===============    ===========
Undistributed/(Accumulated) net investment
  income/(loss).............................  $    193,793    $    464,858     $  (913,522)    $      191,697     $    26,220
                                              ============    ============     ===========     ===============    ===========

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                       MONEY MARKET FUNDS
-------------------------------------    -----------------------------------------------
    MUNDER          MUNDER               MUNDER            MUNDER          MUNDER
    TAX-FREE        TAX-FREE SHORT-      CASH              TAX-FREE        U.S. TREASURY
    BOND            INTERMEDIATE BOND    INVESTMENT        MONEY MARKET    MONEY MARKET
    FUND            FUND                 FUND              FUND            FUND
----------------------------------------------------------------------------------------
    $  4,610,711       $  6,130,362      $   23,818,499    $  4,212,864     $ 1,629,858
       2,149,008          1,167,843              (8,125)             (5)          4,907
         707,570          2,244,763                  --              --              --
    ------------       ------------      --------------    ------------     -----------
       7,467,289          9,542,968          23,810,374       4,212,859       1,634,765
        (144,044)          (245,166)         (2,413,227)     (1,047,870)       (462,910)
         (98,345)           (74,740)                 --              --              --
         (23,339)           (26,584)                 --              --              --
      (4,357,566)        (5,694,870)        (17,147,541)     (2,977,104)       (885,715)
          (8,932)          (116,111)         (4,257,731)       (187,890)       (281,233)
         (25,337)           (35,210)                 --              --              --
         (20,848)           (13,887)                 --              --              --
          (5,656)            (2,334)                 --              --              --
        (777,674)          (864,377)                 --              --              --
          (1,377)           (16,171)                 --              --              --
              --                 --                  --              --              --
              --                 --                  --              --              --
              --                 --                  --              --              --
              --                 --                  --              --              --
              --                 --                  --              --              --
       1,669,562          2,204,011           6,133,752      (5,992,066)      7,766,774
         614,009          1,374,537                  --              --              --
         (28,892)         1,878,203                  --              --              --
              --                 --                  --              --              --
     (23,409,377)       (20,486,734)       (146,601,648)    (50,504,760)    (25,859,388)
        (165,779)          (431,712)         47,767,009       7,940,609      (4,396,758)
    ------------       ------------      --------------    ------------     -----------
     (19,316,306)       (13,008,177)        (92,709,012)    (48,556,222)    (22,484,465)
     128,438,849        182,505,867       1,170,204,989     339,381,298      77,240,391
    ------------       ------------      --------------    ------------     -----------
    $109,122,543       $169,497,690      $1,077,495,977    $290,825,076     $54,755,926
    ============       ============      ==============    ============     ===========
    $     60,146       $     86,133      $           --    $         --     $        --
    ============       ============      ==============    ============     ===========

                       See Notes to Financial Statements.

THE MUNDER FUNDS
      Statements of Changes -- Capital Stock Activity, Period Ended December 31, 2002
      (Unaudited)
--------------------------------------------------------------------------------

                                                              EQUITY FUNDS
                                                              ----------------------------------------------------------
                                                                                             MUNDER         MUNDER
                                                              MUNDER         MUNDER          EMERGING       FUTURE
                                                              BALANCED       BIO(TECH)(2)    MARKETS        TECHNOLOGY
                                                              FUND           FUND            FUND           FUND
                                                              ----------------------------------------------------------
AMOUNT
CLASS A SHARES:
Sold........................................................  $ 8,120,441     $ 385,165      $ 1,593,719    $ 11,613,873
Issued as reinvestment of dividends.........................      115,818            --               --              --
Redeemed....................................................   (7,891,617)     (843,652)      (2,016,204)    (22,295,989)
                                                              -----------     ---------      -----------    ------------
Net increase/(decrease).....................................  $   344,642     $(458,487)     $  (422,485)   $(10,682,116)
                                                              ===========     =========      ===========    ============
CLASS B SHARES:
Sold........................................................  $ 4,407,207     $ 388,550      $   110,608    $  4,337,027
Issued as reinvestment of dividends.........................       70,396            --               --              --
Redeemed....................................................   (9,420,921)     (962,961)        (351,242)    (18,867,349)
                                                              -----------     ---------      -----------    ------------
Net decrease................................................  $(4,943,318)    $(574,411)     $  (240,634)   $(14,530,322)
                                                              ===========     =========      ===========    ============
CLASS C SHARES:
Sold........................................................  $ 2,389,718            --      $    13,642    $  5,930,701
Issued as reinvestment of dividends.........................       28,239            --               --              --
Redeemed....................................................   (5,092,415)           --          (37,063)    (14,407,153)
                                                              -----------     ---------      -----------    ------------
Net increase/(decrease).....................................  $(2,674,458)           --      $   (23,421)   $ (8,476,452)
                                                              ===========     =========      ===========    ============
CLASS II SHARES:
Sold........................................................           --     $ 103,994               --              --
Redeemed....................................................           --      (343,889)              --              --
                                                              -----------     ---------      -----------    ------------
Net decrease................................................           --     $(239,895)              --              --
                                                              ===========     =========      ===========    ============
CLASS K SHARES:
Sold........................................................  $   574,700     $      --      $    34,242    $      3,345
Issued as reinvestment of dividends.........................           --            --               --              --
Redeemed....................................................   (1,224,657)           --       (3,407,544)       (238,680)
                                                              -----------     ---------      -----------    ------------
Net increase/(decrease).....................................  $  (649,957)    $      --      $(3,373,302)   $   (235,335)
                                                              ===========     =========      ===========    ============
CLASS Y SHARES:
Sold........................................................  $ 2,545,161     $ 403,148      $    47,270    $    848,700
Issued as reinvestment of dividends.........................       34,060            --               --              --
Redeemed....................................................     (815,181)     (158,393)        (451,103)       (517,447)
                                                              -----------     ---------      -----------    ------------
Net increase/(decrease).....................................  $ 1,764,040     $ 244,755      $  (403,833)   $    331,253
                                                              ===========     =========      ===========    ============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------
                                    MUNDER                            MUNDER
    MUNDER          MUNDER          INTERNATIONAL    MUNDER           LARGE-CAP
    HEALTHCARE      INDEX 500       EQUITY           INTERNATIONAL    GROWTH
    FUND            FUND            FUND             GROWTH FUND      FUND
---------------------------------------------------------------------------------
    $ 16,337,563    $ 66,591,552    $ 65,740,131      $ 6,519,149     $   551,769
              --       1,376,848          36,073               --              --
     (30,145,470)    (64,622,935)    (66,981,172)      (7,120,006)       (480,194)
    ------------    ------------    ------------      -----------     -----------
    $(13,807,907)   $  3,345,465    $ (1,204,968)     $  (600,857)    $    71,575
    ============    ============    ============      ===========     ===========
    $  2,888,951    $ 14,234,736    $    123,101      $    21,593     $   402,447
              --         653,501           3,454               --              --
     (18,639,318)    (40,517,718)       (277,678)        (109,313)       (888,824)
    ------------    ------------    ------------      -----------     -----------
    $(15,750,367)   $(25,629,481)   $   (151,123)     $   (87,720)    $  (486,377)
    ============    ============    ============      ===========     ===========
    $  1,496,296              --    $  1,827,348      $ 1,518,522              --
              --              --           2,314               --              --
     (11,512,366)             --      (2,045,426)      (1,458,344)             --
    ------------    ------------    ------------      -----------     -----------
    $(10,016,070)             --    $   (215,764)     $    60,178              --
    ============    ============    ============      ===========     ===========
              --              --              --               --     $ 1,206,390
              --              --              --               --      (6,223,828)
    ------------    ------------    ------------      -----------     -----------
              --              --              --               --     $(5,017,438)
    ============    ============    ============      ===========     ===========
    $         --    $104,447,496    $  4,238,056      $     4,714     $        --
              --           2,437             337               --              --
        (202,105)    (24,342,209)    (12,126,623)        (317,599)             --
    ------------    ------------    ------------      -----------     -----------
    $   (202,105)   $ 80,107,724    $ (7,888,230)     $  (312,885)    $        --
    ============    ============    ============      ===========     ===========
    $    217,476    $ 11,146,110    $  3,204,036      $ 2,528,320     $ 1,711,927
              --          24,516          16,264               --              --
        (106,068)     (9,659,941)     (7,623,385)      (6,095,540)     (1,035,359)
    ------------    ------------    ------------      -----------     -----------
    $    111,408    $  1,510,685    $ (4,403,085)     $(3,567,220)    $   676,568
    ============    ============    ============      ===========     ===========

                       See Notes to Financial Statements.

THE MUNDER FUNDS
      Statements of Changes -- Capital Stock Activity, Period Ended December 31, 2002
      (Unaudited) (continued)
--------------------------------------------------------------------------------

                                                              EQUITY FUNDS
                                                              -----------------------------------------------------------
                                                              MUNDER          MUNDER          MUNDER         MUNDER
                                                              LARGE-CAP       MICRO-CAP       MIDCAP         MULTI-SEASON
                                                              VALUE           EQUITY          SELECT         GROWTH
                                                              FUND            FUND            FUND           FUND
                                                              -----------------------------------------------------------
AMOUNT
CLASS A SHARES:
Sold........................................................  $  4,160,691    $ 26,118,028    $ 1,762,870    $  2,747,547
Issued as reinvestment of dividends.........................        16,124              --             --              --
Redeemed....................................................    (4,834,165)    (17,677,067)    (1,244,773)     (5,445,176)
                                                              ------------    ------------    -----------    ------------
Net increase/(decrease).....................................  $   (657,350)   $  8,440,961    $   518,097    $ (2,697,629)
                                                              ============    ============    ===========    ============
CLASS B SHARES:
Sold........................................................  $  1,699,311    $  4,713,651    $   898,798    $    418,385
Issued as reinvestment of dividends.........................            --              --             --              --
Redeemed....................................................    (2,870,325)     (6,638,954)      (652,456)     (2,739,292)
                                                              ------------    ------------    -----------    ------------
Net increase/(decrease).....................................  $ (1,171,014)   $ (1,925,303)   $   246,342    $ (2,320,907)
                                                              ============    ============    ===========    ============
CLASS C SHARES:
Sold........................................................  $    354,381    $  4,314,817    $   268,916    $    343,697
Issued as reinvestment of dividends.........................            --              --             --              --
Redeemed....................................................      (895,933)     (3,649,736)      (260,949)       (898,569)
                                                              ------------    ------------    -----------    ------------
Net increase/(decrease).....................................  $   (541,552)   $    665,081    $     7,967    $   (554,872)
                                                              ============    ============    ===========    ============
CLASS II SHARES:
Sold........................................................            --              --             --              --
Issued as reinvestment of dividends.........................            --              --             --              --
Redeemed....................................................            --              --             --              --
                                                              ------------    ------------    -----------    ------------
Net decrease................................................            --              --             --              --
                                                              ============    ============    ===========    ============
CLASS K SHARES:
Sold........................................................  $  6,494,805    $    307,080    $     7,652    $    325,365
Issued as reinvestment of dividends.........................           136              --             --              --
Redeemed....................................................    (8,096,040)       (587,846)            --     (65,146,710)
                                                              ------------    ------------    -----------    ------------
Net increase/(decrease).....................................  $ (1,601,099)   $   (280,766)   $     7,652    $(64,821,345)
                                                              ============    ============    ===========    ============
CLASS Y SHARES:
Sold........................................................  $  3,443,698    $    600,734    $ 1,929,651    $  4,097,132
Issued as reinvestment of dividends.........................        59,307              --             --              --
Redeemed....................................................    (4,282,635)     (1,834,382)    (2,537,656)    (11,407,633)
                                                              ------------    ------------    -----------    ------------
Net increase/(decrease).....................................  $   (779,630)   $ (1,233,648)   $  (608,005)   $ (7,310,501)
                                                              ============    ============    ===========    ============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                    MUNDER                          MUNDER
                                    REAL ESTATE     MUNDER          SMALL
    MUNDER          MUNDER          EQUITY          SMALL-CAP       COMPANY
    NETNET          POWER PLUS      INVESTMENT      VALUE           GROWTH
    FUND            FUND            FUND            FUND            FUND
--------------------------------------------------------------------------------
    $ 51,766,097    $    906,534    $  1,937,118    $  4,139,389    $    531,052
              --              --          57,164          83,454              --
     (81,930,455)     (7,568,846)     (2,024,063)     (4,243,022)     (1,167,375)
    ------------    ------------    ------------    ------------    ------------
    $(30,164,358)   $ (6,662,312)   $    (29,781)   $    (20,179)   $   (636,323)
    ============    ============    ============    ============    ============
    $  5,872,030    $    830,391    $  1,393,341    $  3,372,929    $    277,065
              --              --          57,935         124,185              --
     (49,238,685)     (7,901,187)     (1,330,616)     (8,547,780)       (836,052)
    ------------    ------------    ------------    ------------    ------------
    $(43,366,655)   $ (7,070,796)   $    120,660    $ (5,050,666)   $   (558,987)
    ============    ============    ============    ============    ============
    $  3,376,666              --    $    444,741    $  2,170,204    $     43,154
              --              --          21,894          36,023              --
     (22,724,564)             --        (281,558)     (2,723,227)       (219,361)
    ------------    ------------    ------------    ------------    ------------
    $(19,347,898)             --    $    185,077    $   (517,000)   $   (176,207)
    ============    ============    ============    ============    ============
              --    $    779,439              --              --              --
              --              --              --              --              --
              --      (3,507,162)             --              --              --
    ------------    ------------    ------------    ------------    ------------
              --    $ (2,727,723)             --              --              --
    ============    ============    ============    ============    ============
              --              --         594,526         746,610         251,900
              --              --              --              --              --
        (170,183)             --         (35,172)       (858,183)     (2,401,199)
    ------------    ------------    ------------    ------------    ------------
    $   (170,183)             --    $    559,354    $   (111,573)   $ (2,149,299)
    ============    ============    ============    ============    ============
    $    236,098    $    221,156    $  2,163,493    $  2,105,567    $  1,160,859
              --              --         262,523          85,239              --
        (644,936)        (56,316)     (2,400,660)     (4,910,971)     (2,379,799)
    ------------    ------------    ------------    ------------    ------------
    $   (408,838)   $    164,840    $     25,356    $ (2,720,165)   $ (1,218,940)
    ============    ============    ============    ============    ============

                       See Notes to Financial Statements.

THE MUNDER FUNDS
      Statements of Changes -- Capital Stock Activity, Period Ended December 31, 2002
      (Unaudited) (continued)
--------------------------------------------------------------------------------

                                                             INCOME FUNDS
                                                             ----------------------------------------------------------------
                                                                                                              MUNDER
                                                             MUNDER          MUNDER          MUNDER           U.S. GOVERNMENT
                                                             BOND            INTERMEDIATE    INTERNATIONAL    INCOME
                                                             FUND            BOND FUND       BOND FUND        FUND
                                                             ----------------------------------------------------------------
AMOUNT
CLASS A SHARES:
Sold.......................................................  $  4,284,571    $ 23,417,172     $ 5,171,920      $ 10,710,743
Issued as reinvestment of dividends........................       116,888         176,991          14,558           322,500
Redeemed...................................................    (5,104,180)    (22,820,523)     (4,784,143)       (8,941,070)
                                                             ------------    ------------     -----------      ------------
Net increase/(decrease)....................................  $   (702,721)   $    773,640     $   402,335      $  2,092,173
                                                             ============    ============     ===========      ============
CLASS B SHARES:
Sold.......................................................  $  2,746,280    $  5,504,292     $ 1,410,724      $ 12,069,446
Issued as reinvestment of dividends........................        77,823         126,188           1,123           222,130
Redeemed...................................................    (1,539,279)     (2,641,824)       (231,571)       (4,570,812)
                                                             ------------    ------------     -----------      ------------
Net increase/(decrease)....................................  $  1,284,824    $  2,988,656     $ 1,180,276      $  7,720,764
                                                             ============    ============     ===========      ============
CLASS C SHARES:
Sold.......................................................  $    844,684    $  1,357,054     $   368,882      $  3,487,306
Issued as reinvestment of dividends........................         6,555          15,169             598            42,825
Redeemed...................................................      (908,556)       (835,464)        (61,382)       (1,914,134)
                                                             ------------    ------------     -----------      ------------
Net increase/(decrease)....................................  $    (57,317)   $    536,759     $   308,098      $  1,615,997
                                                             ============    ============     ===========      ============
CLASS K SHARES:
Sold.......................................................  $  7,496,291    $ 24,345,076              --      $ 12,981,711
Issued as reinvestment of dividends........................         2,134           8,768              --             3,002
Redeemed...................................................   (11,812,127)    (34,871,166)    $    (2,499)      (26,711,357)
                                                             ------------    ------------     -----------      ------------
Net decrease...............................................  $ (4,313,702)   $(10,517,322)    $    (2,499)     $(13,726,644)
                                                             ============    ============     ===========      ============
CLASS Y SHARES:
Sold.......................................................  $  6,124,097    $ 14,235,165     $   544,264      $  6,100,274
Issued as reinvestment of dividends........................         6,765          40,350           1,022             8,603
Redeemed...................................................   (19,635,784)    (38,146,758)     (2,651,252)       (8,269,933)
                                                             ------------    ------------     -----------      ------------
Net increase/(decrease)....................................  $(13,504,922)   $(23,871,243)    $(2,105,966)     $ (2,161,056)
                                                             ============    ============     ===========      ============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------
    MUNDER                         MUNDER
    MICHIGAN       MUNDER          TAX-FREE SHORT-
    TAX-FREE       TAX-FREE        INTERMEDIATE
    BOND FUND      BOND FUND       BOND FUND
--------------------------------------------------
    $   384,641    $  2,868,488     $  3,308,238
         23,272          82,541          103,010
       (586,175)     (2,358,170)      (2,397,194)
    -----------    ------------     ------------
    $  (178,262)   $    592,859     $  1,014,054
    ===========    ============     ============
    $   166,116    $  1,069,077     $  2,704,129
          6,484          75,554           31,566
       (582,793)       (697,009)        (867,050)
    -----------    ------------     ------------
    $  (410,193)   $    447,622     $  1,868,645
    ===========    ============     ============
    $   852,546    $  1,093,625     $  3,310,459
            917           8,140           30,741
           (250)     (1,043,414)        (850,562)
    -----------    ------------     ------------
    $   853,213    $     58,351     $  2,490,638
    ===========    ============     ============
    $ 3,570,941    $  2,321,405     $  8,899,238
             --           1,681            2,895
     (8,941,716)    (15,331,868)     (21,142,898)
    -----------    ------------     ------------
    $(5,370,775)   $(13,008,782)    $(12,240,765)
    ===========    ============     ============
    $    10,500    $         --     $    553,940
          2,781           1,335           17,051
             --              --         (564,624)
    -----------    ------------     ------------
    $    13,281    $      1,335     $      6,367
    ===========    ============     ============

                       See Notes to Financial Statements.

THE MUNDER FUNDS
      Statements of Changes -- Capital Stock Activity, Period Ended December 31, 2002
      (Unaudited) (continued)
--------------------------------------------------------------------------------

                                                              EQUITY FUNDS
                                                              ------------------------------------------------------
                                                                                            MUNDER       MUNDER
                                                              MUNDER        MUNDER          EMERGING     FUTURE
                                                              BALANCED      BIO(TECH)(2)    MARKETS      TECHNOLOGY
                                                              FUND(A)       FUND(B)         FUND(A)      FUND(B)
                                                              ------------------------------------------------------
SHARES
CLASS A SHARES:
Shares authorized...........................................   Unlimited    115,000,000     Unlimited    110,000,000
                                                              ==========    ===========     =========    ===========
Sold........................................................     934,581        109,842       202,751      4,201,995
Issued as reinvestment of dividends.........................      13,566             --            --             --
Redeemed....................................................    (918,322)      (239,788)     (254,090)    (8,062,740)
                                                              ----------    -----------     ---------    -----------
Net increase/(decrease).....................................      29,825       (129,946)      (51,339)    (3,860,745)
                                                              ==========    ===========     =========    ===========
CLASS B SHARES:
Shares authorized...........................................   Unlimited    115,000,000     Unlimited    110,000,000
                                                              ==========    ===========     =========    ===========
Sold........................................................     514,959        110,678        14,447      1,567,574
Issued as reinvestment of dividends.........................       8,320             --            --             --
Redeemed....................................................  (1,102,896)      (274,460)      (44,768)    (6,961,386)
                                                              ----------    -----------     ---------    -----------
Net (decrease)..............................................    (579,617)      (163,782)      (30,321)    (5,393,812)
                                                              ==========    ===========     =========    ===========
CLASS C SHARES:
Shares authorized...........................................   Unlimited             --     Unlimited             --
                                                              ==========    ===========     =========    ===========
Sold........................................................     276,616             --         1,729             --
Issued as reinvestment of dividends.........................       3,322             --            --             --
Redeemed....................................................    (594,632)            --        (4,965)            --
                                                              ----------    -----------     ---------    -----------
Net increase/(decrease).....................................    (314,694)            --        (3,236)            --
                                                              ==========    ===========     =========    ===========
CLASS II SHARES:
Shares authorized...........................................          --     80,000,000            --     80,000,000
                                                              ==========    ===========     =========    ===========
Sold........................................................          --         29,791            --      2,442,835
Redeemed....................................................          --        (99,286)           --     (5,895,306)
                                                              ----------    -----------     ---------    -----------
Net decrease................................................          --        (69,495)           --     (3,452,471)
                                                              ==========    ===========     =========    ===========
CLASS K SHARES:
Shares authorized...........................................   Unlimited     25,000,000     Unlimited     25,000,000
                                                              ==========    ===========     =========    ===========
Sold........................................................      66,349             --         4,315          1,365
Issued as reinvestment of dividends.........................          --             --            --             --
Redeemed....................................................    (143,799)            --      (432,995)       (80,115)
                                                              ----------    -----------     ---------    -----------
Net increase/(decrease).....................................     (77,450)            --      (428,680)       (78,750)
                                                              ==========    ===========     =========    ===========
CLASS Y SHARES:
Shares authorized...........................................   Unlimited     65,000,000     Unlimited     65,000,000
                                                              ==========    ===========     =========    ===========
Sold........................................................     295,944        110,223         6,082        273,859
Issued as reinvestment of dividends.........................       4,012             --            --             --
Redeemed....................................................     (95,201)       (43,201)      (56,435)      (166,085)
                                                              ----------    -----------     ---------    -----------
Net increase/(decrease).....................................     204,755         67,022       (50,353)       107,774
                                                              ==========    ===========     =========    ===========

------------

(a) $0.001 par value per share.

(b) $0.01 par value per share.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

----------------------------------------------------------------------------
                                MUNDER           MUNDER           MUNDER
    MUNDER        MUNDER        INTERNATIONAL    INTERNATIONAL    LARGE-CAP
    HEALTHCARE    INDEX 500     EQUITY           GROWTH           GROWTH
    FUND(A)       FUND(A)       FUND(A)          FUND(A)          FUND(B)
----------------------------------------------------------------------------
     Unlimited     Unlimited      Unlimited        Unlimited      10,000,000
    ==========    ==========     ==========        =========      ==========
     1,129,717     3,576,986      7,274,922          903,966         103,380
            --        76,304          4,081               --
    (2,100,499)   (3,486,697)    (7,378,726)        (965,738)        (88,851)
    ----------    ----------     ----------        ---------      ----------
      (970,782)      166,593        (99,723)         (61,772)         14,529
    ==========    ==========     ==========        =========      ==========
     Unlimited     Unlimited      Unlimited        Unlimited      20,000,000
    ==========    ==========     ==========        =========      ==========
       211,005       762,950         14,023            3,007          74,906
            --        36,214            402               --              --
    (1,374,090)   (2,186,573)       (30,567)         (15,512)       (165,449)
    ----------    ----------     ----------        ---------      ----------
    (1,163,085)   (1,387,409)       (16,142)         (12,505)        (90,543)
    ==========    ==========     ==========        =========      ==========
     Unlimited            --      Unlimited        Unlimited              --
    ==========    ==========     ==========        =========      ==========
       109,090            --        210,392          229,034              --
            --            --            266               --              --
      (849,897)           --       (231,925)        (215,307)             --
    ----------    ----------     ----------        ---------      ----------
      (740,807)           --        (21,267)          13,727              --
    ==========    ==========     ==========        =========      ==========
            --            --             --               --      10,000,000
    ==========    ==========     ==========        =========      ==========
            --            --             --               --         229,811
            --            --             --               --      (1,187,717)
    ----------    ----------     ----------        ---------      ----------
            --            --             --               --        (957,906)
    ==========    ==========     ==========        =========      ==========
     Unlimited     Unlimited      Unlimited        Unlimited      10,000,000
    ==========    ==========     ==========        =========      ==========
            --     5,666,208        464,308              700              --
            --           135             38               --              --
       (14,661)   (1,324,128)    (1,326,849)         (45,354)             --
    ----------    ----------     ----------        ---------      ----------
       (14,661)    4,342,215       (862,503)         (44,654)             --
    ==========    ==========     ==========        =========      ==========
     Unlimited     Unlimited      Unlimited        Unlimited      40,000,000
    ==========    ==========     ==========        =========      ==========
        14,908       604,427        351,907          354,003         298,251
            --         1,355          1,823               --              --
        (7,152)     (514,718)      (826,761)        (824,811)       (189,179)
    ----------    ----------     ----------        ---------      ----------
         7,756        91,064       (473,031)        (470,808)        109,072
    ==========    ==========     ==========        =========      ==========

                       See Notes to Financial Statements.

THE MUNDER FUNDS
      Statements of Changes -- Capital Stock Activity, Period Ended December 31, 2002
      (Unaudited) (continued)
--------------------------------------------------------------------------------

                                                             EQUITY FUNDS
                                                             -------------------------------------------------------------------
                                                             MUNDER           MUNDER            MUNDER            MUNDER
                                                             LARGE-CAP        MICRO-CAP         MIDCAP            MULTI-SEASON
                                                             VALUE FUND(A)    EQUITY FUND(B)    SELECT FUND(B)    GROWTH FUND(B)
                                                             -------------------------------------------------------------------
SHARES
CLASS A SHARES:
Shares authorized...........................................   Unlimited        10,000,000         3,400,000        10,000,000
                                                               =========        ==========        ==========        ==========
Sold........................................................     397,844         1,311,216           145,768           257,276
Issued as reinvestment of dividends.........................       1,644                --                --                --
Redeemed....................................................    (465,508)         (881,766)         (104,804)         (513,882)
                                                               ---------        ----------        ----------        ----------
Net increase/(decrease).....................................     (66,020)          429,450            40,964          (256,606)
                                                               =========        ==========        ==========        ==========
CLASS B SHARES:
Shares authorized...........................................   Unlimited        15,000,000         3,300,000        60,000,000
                                                               =========        ==========        ==========        ==========
Sold........................................................     170,974           240,094            74,458            43,029
Issued as reinvestment of dividends.........................          --                --                --                --
Redeemed....................................................    (292,374)         (343,350)          (55,325)         (281,052)
                                                               ---------        ----------        ----------        ----------
Net increase/(decrease).....................................    (121,400)         (103,256)           19,133          (238,023)
                                                               =========        ==========        ==========        ==========
CLASS C SHARES:
Shares authorized...........................................   Unlimited        10,000,000                --        10,000,000
                                                               =========        ==========        ==========        ==========
Sold........................................................      35,803           220,176                --            34,941
Issued as reinvestment of dividends.........................          --                --                --                --
Redeemed....................................................     (90,628)         (190,267)               --           (93,469)
                                                               ---------        ----------        ----------        ----------
Net increase/(decrease).....................................     (54,825)           29,909                --           (58,528)
                                                               =========        ==========        ==========        ==========
CLASS II SHARES:
Shares authorized...........................................          --                --        10,000,000                --
                                                               =========        ==========        ==========        ==========
Sold........................................................          --                --            22,135                --
Redeemed....................................................          --                --           (22,264)               --
                                                               ---------        ----------        ----------        ----------
Net decrease................................................          --                --              (129)               --
                                                               =========        ==========        ==========        ==========
CLASS K SHARES:
Shares authorized...........................................   Unlimited        10,000,000        20,000,000        50,000,000
                                                               =========        ==========        ==========        ==========
Sold........................................................     642,920            14,990               618            30,398
Issued as reinvestment of dividends.........................          14                --                --                --
Redeemed....................................................    (801,163)          (28,872)               --        (6,158,600)
                                                               ---------        ----------        ----------        ----------
Net increase/(decrease).....................................    (158,229)          (13,882)              618        (6,128,202)
                                                               =========        ==========        ==========        ==========
CLASS Y SHARES:
Shares authorized...........................................   Unlimited        10,000,000        20,000,000        50,000,000
                                                               =========        ==========        ==========        ==========
Sold........................................................     342,938            29,942           156,600           373,628
Issued as reinvestment of dividends.........................       6,042                --                --                --
Redeemed....................................................    (418,859)          (90,613)         (204,138)       (1,054,940)
                                                               ---------        ----------        ----------        ----------
Net increase/(decrease).....................................     (69,879)          (60,671)          (47,538)         (681,312)
                                                               =========        ==========        ==========        ==========

------------

(a) $0.001 par value per share.

(b) $0.01 par value per share.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
                                  MUNDER
    MUNDER         MUNDER         REAL ESTATE           MUNDER           MUNDER
    NETNET         POWER PLUS     EQUITY                SMALL-CAP        SMALL COMPANY
    FUND(B)        FUND(B)        INVESTMENT FUND(B)    VALUE FUND(B)    GROWTH FUND(A)
---------------------------------------------------------------------------------------
    115,000,000    115,000,000        10,000,000         10,000,000        Unlimited
    ===========    ===========        ==========         ==========        =========
      5,314,810        157,665           144,890            297,328           55,308
             --             --             4,315              6,083               --
     (8,524,894)    (1,275,126)         (153,252)          (303,844)        (122,882)
    -----------    -----------        ----------         ----------        ---------
     (3,210,084)    (1,117,461)           (4,047)              (433)         (67,574)
    ===========    ===========        ==========         ==========        =========
    115,000,000    115,000,000        50,000,000         15,000,000        Unlimited
    ===========    ===========        ==========         ==========        =========
        620,243        146,637           104,614            238,889           32,552
             --             --             4,391              9,213               --
     (5,297,226)    (1,383,808)         (101,203)          (614,195)         (97,421)
    -----------    -----------        ----------         ----------        ---------
     (4,676,983)    (1,237,171)            7,802           (366,093)         (64,869)
    ===========    ===========        ==========         ==========        =========
     80,000,000             --        10,000,000         10,000,000        Unlimited
    ===========    ===========        ==========         ==========        =========
        352,757             --            32,678            157,682            4,985
             --             --             1,648              2,680               --
     (2,448,738)            --           (21,050)          (202,127)         (25,430)
    -----------    -----------        ----------         ----------        ---------
     (2,095,981)            --            13,276            (41,765)         (20,445)
    ===========    ===========        ==========         ==========        =========
             --     80,000,000                --                 --               --
    ===========    ===========        ==========         ==========        =========
             --        134,425                --                 --               --
             --       (614,442)               --                 --               --
    -----------    -----------        ----------         ----------        ---------
             --       (480,017)               --                 --               --
    ===========    ===========        ==========         ==========        =========
     25,000,000     25,000,000        10,000,000         10,000,000        Unlimited
    ===========    ===========        ==========         ==========        =========
             --             --            44,725             52,248           27,246
             --             --                --                 --               --
        (17,855)            --            (2,670)           (60,848)        (260,945)
    -----------    -----------        ----------         ----------        ---------
        (17,855)            --            42,055             (8,600)        (233,699)
    ===========    ===========        ==========         ==========        =========
     65,000,000     65,000,000        10,000,000         10,000,000        Unlimited
    ===========    ===========        ==========         ==========        =========
         23,930         37,419           163,280            152,219          122,331
             --             --            19,802              6,195               --
        (64,183)        (9,743)         (178,785)          (337,135)        (251,455)
    -----------    -----------        ----------         ----------        ---------
        (40,253)        27,676             4,297           (178,721)        (129,124)
    ===========    ===========        ==========         ==========        =========

                       See Notes to Financial Statements.

THE MUNDER FUNDS
      Statements of Changes -- Capital Stock Activity, Period Ended December 31, 2002
      (Unaudited) (continued)
--------------------------------------------------------------------------------

                                                              INCOME FUNDS
                                                              --------------------------------------------------------------
                                                                            MUNDER          MUNDER           MUNDER
                                                              MUNDER        INTERMEDIATE    INTERNATIONAL    U.S. GOVERNMENT
                                                              BOND          BOND            BOND             INCOME
                                                              FUND(A)       FUND(A)         FUND(B)          FUND(A)
                                                              --------------------------------------------------------------
SHARES
CLASS A SHARES:
Shares authorized...........................................   Unlimited      Unlimited      20,000,000         Unlimited
                                                              ==========     ==========      ==========        ==========
Sold........................................................     450,190      2,434,620         522,248         1,003,369
Issued as reinvestment of dividends.........................      12,339         18,397           1,395            30,039
Redeemed....................................................    (541,084)    (2,376,278)       (480,445)         (836,789)
                                                              ----------     ----------      ----------        ----------
Net increase/(decrease).....................................     (78,555)        76,739          43,198           196,619
                                                              ==========     ==========      ==========        ==========
CLASS B SHARES:
Shares authorized...........................................   Unlimited      Unlimited      40,000,000         Unlimited
                                                              ==========     ==========      ==========        ==========
Sold........................................................     289,197        575,057         144,558         1,123,241
Issued as reinvestment of dividends.........................       8,203         13,171             109            20,668
Redeemed....................................................    (162,578)      (276,276)        (23,644)         (427,368)
                                                              ----------     ----------      ----------        ----------
Net increase/(decrease).....................................     134,822        311,952         121,023           716,541
                                                              ==========     ==========      ==========        ==========
CLASS C SHARES:
Shares authorized...........................................   Unlimited      Unlimited      10,000,000         Unlimited
                                                              ==========     ==========      ==========        ==========
Sold........................................................      89,154        140,947          37,261           323,995
Issued as reinvestment of dividends.........................         688          1,577              57             3,989
Redeemed....................................................     (95,971)       (87,096)         (6,164)         (178,542)
                                                              ----------     ----------      ----------        ----------
Net increase/(decrease).....................................      (6,129)        55,428          31,154           149,442
                                                              ==========     ==========      ==========        ==========
CLASS K SHARES:
Shares authorized...........................................   Unlimited      Unlimited      10,000,000         Unlimited
                                                              ==========     ==========      ==========        ==========
Sold........................................................     786,829      2,537,284              --         1,222,196
Issued as reinvestment of dividends.........................         225            915              --               279
Redeemed....................................................  (1,243,258)    (3,634,560)           (257)       (2,497,142)
                                                              ----------     ----------      ----------        ----------
Net decrease................................................    (456,204)    (1,096,361)           (257)       (1,274,667)
                                                              ==========     ==========      ==========        ==========
CLASS Y SHARES:
Shares authorized...........................................   Unlimited      Unlimited      20,000,000         Unlimited
                                                              ==========     ==========      ==========        ==========
Sold........................................................     644,051      1,484,844          52,298           567,241
Issued as reinvestment of dividends.........................         712          4,203              98               801
Redeemed....................................................  (2,063,919)    (3,958,136)       (263,838)         (771,424)
                                                              ----------     ----------      ----------        ----------
Net increase/(decrease).....................................  (1,419,156)    (2,469,089)       (211,442)         (203,382)
                                                              ==========     ==========      ==========        ==========

(a) $0.001 par value per share.

(b) $0.01 par value per share.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

-------------------------------------------------
    MUNDER                     MUNDER
    MICHIGAN     MUNDER        TAX-FREE
    TAX-FREE     TAX-FREE      SHORT-INTERMEDIATE
    BOND         BOND          BOND
    FUND(B)      FUND(B)       FUND(B)
-------------------------------------------------
    Unlimited     Unlimited         Unlimited
    =========    ==========        ==========
       36,774       270,736           311,346
        2,239         7,835             9,710
      (56,084)     (223,758)         (226,284)
    ---------    ----------        ----------
      (17,071)       54,813            94,772
    =========    ==========        ==========
    Unlimited     Unlimited         Unlimited
    =========    ==========        ==========
       15,932       101,209           254,635
          621         7,184             2,980
      (55,474)      (66,535)          (81,953)
    ---------    ----------        ----------
      (38,921)       41,858           175,662
    =========    ==========        ==========
    Unlimited     Unlimited         Unlimited
    =========    ==========        ==========
       82,015       104,748           309,349
           88           774             2,880
          (24)      (99,903)          (79,957)
    ---------    ----------        ----------
       82,079         5,619           232,272
    =========    ==========        ==========
    Unlimited     Unlimited         Unlimited
    =========    ==========        ==========
      342,575       219,783           839,481
           --           160               272
     (861,204)   (1,448,316)       (1,989,587)
    ---------    ----------        ----------
     (518,629)   (1,228,373)       (1,149,834)
    =========    ==========        ==========
    Unlimited     Unlimited         Unlimited
    =========    ==========        ==========
        1,020            --            52,432
          268           127             1,607
           --            --           (53,325)
    ---------    ----------        ----------
        1,288           127               714
    =========    ==========        ==========

                       See Notes to Financial Statements.

THE MUNDER FUNDS
      Statements of Changes -- Capital Stock Activity, Period Ended December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

Since the Money Market Funds have sold, redeemed and reinvested shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, redemptions and reinvestments are the same as the amounts shown below for such transactions.

                                                              MONEY MARKET FUNDS
                                                              ---------------------------------------------
                                                              MUNDER          MUNDER          MUNDER
                                                              CASH            TAX-FREE        U.S. TREASURY
                                                              INVESTMENT      MONEY MARKET    MONEY MARKET
                                                              FUND(A),(B)     FUND(B)         FUND(B)
                                                              ---------------------------------------------
SHARES
CLASS A SHARES:
Shares authorized...........................................     Unlimited      Unlimited        Unlimited
                                                              ============    ===========     ============
Sold........................................................   104,350,433     71,652,045       76,586,764
Issued as reinvestment of dividends.........................       545,843        259,991          120,892
Redeemed....................................................  (105,562,136)   (64,599,898)     (87,793,676)
                                                              ------------    -----------     ------------
Net increase/(decrease).....................................      (665,860)     7,312,138      (11,086,020)
                                                              ============    ===========     ============
CLASS B SHARES:
Shares authorized...........................................     Unlimited             --               --
                                                              ============    ===========     ============
Sold........................................................     2,475,710             --               --
Issued as reinvestment of dividends.........................            55             --               --
Redeemed....................................................      (243,909)            --               --
                                                              ------------    -----------     ------------
Net increase................................................     2,231,856             --               --
                                                              ============    ===========     ============
CLASS C SHARES:
Shares authorized...........................................     Unlimited             --               --
                                                              ============    ===========     ============
Sold........................................................     5,075,135             --               --
Issued as reinvestment of dividends.........................            22             --               --
Redeemed....................................................      (516,673)            --               --
                                                              ------------    -----------     ------------
Net increase................................................     4,558,484             --               --
                                                              ============    ===========     ============
CLASS K SHARES:
Shares authorized...........................................     Unlimited      Unlimited        Unlimited
                                                              ============    ===========     ============
Sold........................................................   306,137,925     88,237,316       23,966,691
Issued as reinvestment of dividends.........................           936            538               --
Redeemed....................................................  (337,966,370)   (92,318,969)     (17,502,277)
                                                              ------------    -----------     ------------
Net increase/(decrease).....................................   (31,827,509)    (4,081,115)       6,464,414
                                                              ============    ===========     ============
CLASS Y SHARES:
Shares authorized...........................................     Unlimited      Unlimited        Unlimited
                                                              ============    ===========     ============
Sold........................................................   233,375,206     32,823,013        5,132,339
Issued as reinvestment of dividends.........................        11,331          3,228                2
Redeemed....................................................  (180,264,024)   (41,471,362)      (7,006,012)
                                                              ------------    -----------     ------------
Net increase/(decrease).....................................    53,122,513     (8,645,121)      (1,873,671)
                                                              ============    ===========     ============

------------

(a) The Munder Cash Investment Fund Class B Shares and Class C Shares commenced operations on November 1, 2002 and November 5, 2002, respectively.

(b) $0.001 par value per share.

                       See Notes to Financial Statements.

                      [This Page Intentionally Left Blank]

THE MUNDER FUNDS
      Statements of Changes -- Capital Stock Activity, Year Ended June 30, 2002
--------------------------------------------------------------------------------

                                                              EQUITY FUNDS
                                                              ------------------------------------------------------------
                                                                                              MUNDER          MUNDER
                                                              MUNDER          MUNDER          EMERGING        FUTURE
                                                              BALANCED        BIO(TECH)(2)    MARKETS         TECHNOLOGY
                                                              FUND            FUND            FUND            FUND
                                                              ------------------------------------------------------------
AMOUNT
CLASS A SHARES:
Sold........................................................  $ 18,465,118    $ 2,011,632     $ 23,312,038    $ 40,146,473
Issued as reinvestment of dividends.........................       295,705             --              513              --
Redeemed....................................................   (10,480,169)    (1,534,683)     (23,684,067)    (85,171,109)
                                                              ------------    -----------     ------------    ------------
Net increase/(decrease).....................................  $  8,280,654    $   476,949     $   (371,516)   $(45,024,636)
                                                              ============    ===========     ============    ============
CLASS B SHARES:
Sold........................................................  $ 19,731,928    $ 2,735,053     $    976,593    $ 21,926,345
Issued as reinvestment of dividends.........................       272,194             --               --              --
Redeemed....................................................   (14,113,121)    (1,691,930)      (1,002,212)    (67,973,296)
                                                              ------------    -----------     ------------    ------------
Net increase/(decrease).....................................  $  5,891,001    $ 1,043,123     $    (25,619)   $(46,046,951)
                                                              ============    ===========     ============    ============
CLASS C SHARES:
Sold........................................................  $  7,387,207             --     $    520,261              --
Issued as reinvestment of dividends.........................       116,468             --               --              --
Redeemed....................................................    (9,475,689)            --         (577,042)             --
                                                              ------------    -----------     ------------    ------------
Net decrease................................................  $ (1,972,014)            --     $    (56,781)             --
                                                              ============    ===========     ============    ============
CLASS II SHARES:
Sold........................................................            --    $   913,421               --    $ 13,848,484
Proceeds received in merger.................................            --             --               --              --
Redeemed....................................................            --     (1,066,692)              --     (46,615,092)
                                                              ------------    -----------     ------------    ------------
Net decrease................................................            --    $  (153,271)              --    $(32,766,608)
                                                              ============    ===========     ============    ============
CLASS K SHARES:
Sold........................................................  $  1,730,802    $     5,266     $    854,987    $  2,068,153
Issued as reinvestment of dividends.........................            --             --               --              --
Redeemed....................................................    (6,013,015)       (21,830)     (11,936,830)     (9,234,521)
                                                              ------------    -----------     ------------    ------------
Net increase/(decrease).....................................  $ (4,282,213)   $   (16,564)    $(11,081,843)   $ (7,166,368)
                                                              ============    ===========     ============    ============
CLASS Y SHARES:
Sold........................................................  $  2,841,282    $   195,809     $  2,545,358    $  1,043,487
Issued as reinvestment of dividends.........................       114,407             --            1,673              --
Redeemed....................................................    (2,958,808)      (356,668)      (6,626,012)     (1,744,460)
                                                              ------------    -----------     ------------    ------------
Net increase/(decrease).....................................  $     (3,119)   $  (160,859)    $ (4,078,981)   $   (700,973)
                                                              ============    ===========     ============    ============

------------

(a) The Munder Large-Cap Growth Fund commenced operations on April 30, 2002.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------
                                     MUNDER           MUNDER           MUNDER
    MUNDER          MUNDER           INTERNATIONAL    INTERNATIONAL    LARGE-CAP
    HEALTHCARE      INDEX 500        EQUITY           GROWTH           GROWTH
    FUND            FUND             FUND             FUND             FUND(A)
----------------------------------------------------------------------------------
    $ 48,511,146    $ 162,775,602    $ 74,286,963     $ 13,381,615     $   853,113
              --        2,512,645          12,316           12,083       1,568,209
     (78,285,577)    (161,938,087)    (76,483,622)     (13,596,427)     (1,144,710)
    ------------    -------------    ------------     ------------     -----------
    $(29,774,431)   $   3,350,160    $ (2,184,343)    $   (202,729)    $ 1,276,612
    ============    =============    ============     ============     ===========
    $ 23,398,083    $  53,946,123    $    396,926     $     97,679     $ 1,456,719
              --        1,112,511             630            7,925       3,440,568
     (49,921,137)     (71,245,401)     (1,024,278)        (363,426)     (1,583,170)
    ------------    -------------    ------------     ------------     -----------
    $(26,523,054)   $ (16,186,767)   $   (626,722)    $   (257,822)    $ 3,314,117
    ============    =============    ============     ============     ===========
    $ 14,172,774               --    $  4,067,936     $    373,005              --
              --               --             417            5,388              --
     (32,444,472)              --      (5,397,273)        (747,020)             --
    ------------    -------------    ------------     ------------     -----------
    $(18,271,698)              --    $ (1,328,920)    $   (368,627)             --
    ============    =============    ============     ============     ===========
              --               --              --               --     $ 7,794,866
              --               --              --               --       2,164,413
              --               --              --               --      (1,623,569)
    ------------    -------------    ------------     ------------     -----------
              --               --              --               --     $ 8,335,710
    ============    =============    ============     ============     ===========
    $    123,185    $  29,248,997    $ 20,842,941     $    688,705     $     1,003
              --            4,287             116           10,759           3,708
        (355,393)     (38,907,078)    (28,158,532)      (3,640,311)           (967)
    ------------    -------------    ------------     ------------     -----------
    $   (232,208)   $  (9,653,794)   $ (7,315,475)    $ (2,940,847)    $     3,744
    ============    =============    ============     ============     ===========
    $    550,018    $  12,565,653    $  7,054,592     $  5,609,113     $ 4,327,640
              --           57,727           7,133           69,836         238,285
        (736,750)     (21,038,435)     (9,689,782)     (12,559,903)       (618,137)
    ------------    -------------    ------------     ------------     -----------
    $   (186,732)   $  (8,415,055)   $ (2,628,057)    $ (6,880,954)    $ 3,947,788
    ============    =============    ============     ============     ===========

                       See Notes to Financial Statements.

THE MUNDER FUNDS
      Statements of Changes -- Capital Stock Activity, Year Ended June 30, 2002 (continued)
--------------------------------------------------------------------------------

                                                              EQUITY FUNDS
                                                              -----------------------------------------------------------
                                                              MUNDER          MUNDER          MUNDER         MUNDER
                                                              LARGE-CAP       MICRO-CAP       MIDCAP         MULTI-SEASON
                                                              VALUE           EQUITY          SELECT         GROWTH
                                                              FUND            FUND            FUND           FUND
                                                              -----------------------------------------------------------
AMOUNT
CLASS A SHARES:
Sold........................................................  $  3,631,829    $ 80,670,823    $ 2,997,728    $  9,412,292
Issued as reinvestment of dividends.........................       179,109              --             --         969,867
Proceeds received in merger.................................       863,888              --             --              --
Redeemed....................................................    (3,211,105)    (58,623,242)    (2,914,089)    (14,973,324)
                                                              ------------    ------------    -----------    ------------
Net increase/(decrease).....................................  $  1,463,721    $ 22,047,581    $    83,639    $ (4,591,165)
                                                              ============    ============    ===========    ============
CLASS B SHARES:
Sold........................................................  $  6,486,319    $ 18,967,729    $ 1,631,445    $  2,718,095
Issued as reinvestment of dividends.........................       185,753              --             --         458,312
Proceeds received in merger.................................     1,063,442              --             --              --
Redeemed....................................................    (4,965,588)     (8,900,894)      (751,560)    (10,764,390)
                                                              ------------    ------------    -----------    ------------
Net increase/(decrease).....................................  $  2,769,926    $ 10,066,835    $   879,885    $ (7,587,983)
                                                              ============    ============    ===========    ============
CLASS C SHARES:
Sold........................................................  $  2,211,610    $ 15,675,090             --    $  1,465,145
Issued as reinvestment of dividends.........................        80,030              --             --         106,550
Proceeds received in merger.................................       581,561              --             --              --
Redeemed....................................................    (2,411,435)     (6,170,115)            --      (3,409,297)
                                                              ------------    ------------    -----------    ------------
Net increase/(decrease).....................................  $    461,766    $  9,504,975             --    $ (1,837,602)
                                                              ============    ============    ===========    ============
CLASS II SHARES:
Sold........................................................            --              --    $   967,166              --
Issued as reinvestment of dividends.........................            --              --             --              --
Proceeds received in merger.................................            --              --             --              --
Redeemed....................................................            --              --       (372,637)             --
                                                              ------------    ------------    -----------    ------------
Net increase/(decrease).....................................            --              --    $   594,529              --
                                                              ============    ============    ===========    ============
CLASS K SHARES:
Sold........................................................  $  5,703,346    $    200,338    $        --    $ 21,017,922
Issued as reinvestment of dividends.........................         1,302              --             --          48,414
Proceeds received in merger.................................            --              --             --              --
Redeemed....................................................   (22,025,833)     (1,661,503)            --     (51,593,969)
                                                              ------------    ------------    -----------    ------------
Net decrease/(increase).....................................  $(16,321,185)   $ (1,461,165)   $        --    $(30,527,633)
                                                              ============    ============    ===========    ============
CLASS Y SHARES:
Sold........................................................  $ 13,255,348    $  6,828,410    $ 6,763,312    $ 19,464,168
Issued as reinvestment of dividends.........................       456,699              --             --         558,197
Proceeds received in merger.................................        79,167              --             --              --
Redeemed....................................................    (5,665,357)     (5,916,765)    (4,464,528)    (61,426,710)
                                                              ------------    ------------    -----------    ------------
Net increase/(decrease).....................................  $  8,125,857    $    911,645    $ 2,298,784    $(41,404,345)
                                                              ============    ============    ===========    ============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------
                                     MUNDER                          MUNDER
                                     REAL ESTATE     MUNDER          SMALL
    MUNDER           MUNDER          EQUITY          SMALL-CAP       COMPANY
    NETNET           POWER PLUS      INVESTMENT      VALUE           GROWTH
    FUND             FUND            FUND            FUND            FUND
---------------------------------------------------------------------------------
    $ 140,785,696    $  9,087,109    $  1,132,379    $ 21,923,000    $ 11,378,064
               --         253,194          97,697         436,412              --
       27,341,579              --              --              --              --
     (264,630,238)    (21,028,852)     (1,269,428)    (15,635,073)    (13,571,840)
    -------------    ------------    ------------    ------------    ------------
    $ (96,502,963)   $(11,688,549)   $    (39,352)   $  6,724,339    $ (2,193,776)
    =============    ============    ============    ============    ============
    $  30,515,138    $ 14,784,818    $  2,125,242    $ 27,592,027    $  1,142,985
               --         264,116          65,531         631,405              --
       29,080,813              --              --              --              --
     (178,762,950)    (19,320,029)     (1,569,870)     (8,807,637)     (1,810,408)
    -------------    ------------    ------------    ------------    ------------
    $(119,166,999)   $ (4,271,095)   $    620,903    $ 19,415,795    $   (667,423)
    =============    ============    ============    ============    ============
    $  17,882,293              --    $    629,611    $  8,433,076    $  1,074,677
               --              --          27,762         198,530              --
       10,152,251              --              --              --              --
      (98,794,350)             --        (449,226)     (2,453,761)     (1,299,804)
    -------------    ------------    ------------    ------------    ------------
    $ (70,759,806)             --    $    208,147    $  6,177,845    $   (225,127)
    =============    ============    ============    ============    ============
               --    $  6,313,636              --              --              --
               --         127,555              --              --              --
               --              --              --              --              --
               --      (7,826,711)             --              --              --
    -------------    ------------    ------------    ------------    ------------
               --    $ (1,385,520)             --              --              --
    =============    ============    ============    ============    ============
    $      10,963    $      5,000    $    806,166    $    625,619    $  1,262,225
               --              31             412             498              --
          841,545              --              --              --              --
         (179,995)         (9,459)       (374,083)     (3,751,876)    (11,195,164)
    -------------    ------------    ------------    ------------    ------------
    $     672,513    $     (4,428)   $    432,495    $ (3,125,759)   $ (9,932,939)
    =============    ============    ============    ============    ============
    $   1,069,663    $    304,662    $  4,299,457    $  7,159,197    $  3,070,660
               --          12,855         579,612         794,366              --
          385,891              --              --              --              --
       (1,590,588)       (484,721)    (10,283,582)     (9,327,865)    (12,712,235)
    -------------    ------------    ------------    ------------    ------------
    $    (135,034)   $   (167,204)   $ (5,404,513)   $ (1,374,302)   $ (9,641,575)
    =============    ============    ============    ============    ============

                       See Notes to Financial Statements.

THE MUNDER FUNDS
      Statements of Changes -- Capital Stock Activity, Year Ended June 30, 2002 (continued)
--------------------------------------------------------------------------------

                                                             INCOME FUNDS
                                                             ----------------------------------------------------------------
                                                                             MUNDER          MUNDER           MUNDER
                                                             MUNDER          INTERMEDIATE    INTERNATIONAL    U.S. GOVERNMENT
                                                             BOND            BOND            BOND             INCOME
                                                             FUND            FUND            FUND             FUND
                                                             ----------------------------------------------------------------
AMOUNT
CLASS A SHARES:
Sold.......................................................  $ 25,268,778    $ 44,441,351     $ 1,556,617      $ 16,865,809
Issued as reinvestment of dividends........................       290,820         391,632          18,474           441,778
Redeemed...................................................   (24,859,472)    (44,370,865)     (1,771,394)      (13,017,557)
                                                             ------------    ------------     -----------      ------------
Net increase/(decrease)....................................  $    700,126    $    462,118     $  (196,303)     $  4,290,030
                                                             ============    ============     ===========      ============
CLASS B SHARES:
Sold.......................................................  $  4,350,796    $  7,863,698     $   311,328      $ 11,108,332
Issued as reinvestment of dividends........................       144,132         169,234           1,223           271,763
Redeemed...................................................    (3,931,055)     (4,056,777)       (205,745)       (7,410,075)
                                                             ------------    ------------     -----------      ------------
Net increase...............................................  $    563,873    $  3,976,155     $   106,806      $  3,970,020
                                                             ============    ============     ===========      ============
CLASS C SHARES:
Sold.......................................................  $    676,803    $  1,519,560     $   201,397      $  3,397,516
Issued as reinvestment of dividends........................        12,294          25,871              81            52,246
Redeemed...................................................      (614,595)     (1,137,313)         (8,079)       (3,526,155)
                                                             ------------    ------------     -----------      ------------
Net increase/(decrease)....................................  $     74,502    $    408,118     $   193,399      $    (76,393)
                                                             ============    ============     ===========      ============
CLASS K SHARES:
Sold.......................................................  $ 13,640,764    $ 40,409,413     $        --      $ 19,220,505
Issued as reinvestment of dividends........................         4,998          17,082              --             5,046
Redeemed...................................................   (15,285,756)    (55,499,758)        (94,369)      (42,477,247)
                                                             ------------    ------------     -----------      ------------
Net decrease...............................................  $ (1,639,994)   $(15,073,263)    $   (94,369)     $(23,251,696)
                                                             ============    ============     ===========      ============
CLASS Y SHARES:
Sold.......................................................  $ 20,041,289    $ 31,695,837     $   919,534      $ 15,990,907
Issued as reinvestment of dividends........................        15,146          74,325             250            14,910
Redeemed...................................................   (57,379,747)    (20,391,558)       (880,559)       (6,840,143)
                                                             ------------    ------------     -----------      ------------
Net increase/(decrease)....................................  $(37,323,312)   $ 11,378,604     $    39,225      $  9,165,674
                                                             ============    ============     ===========      ============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

---------------------------------------------------------
    MUNDER                                MUNDER
    MICHIGAN           MUNDER             TAX-FREE SHORT-
    TAX-FREE           TAX-FREE           INTERMEDIATE
    BOND               BOND               BOND
    FUND               FUND               FUND
---------------------------------------------------------
    $  1,547,156       $  8,595,335        $  4,986,237
          44,852             68,523             128,868
      (1,164,505)        (6,994,296)         (2,911,094)
    ------------       ------------        ------------
    $    427,503       $  1,669,562        $  2,204,011
    ============       ============        ============
    $    853,650       $  1,195,017        $  4,155,311
          10,776             52,825              21,880
        (129,023)          (633,833)         (2,802,654)
    ------------       ------------        ------------
    $    735,403       $    614,009        $  1,374,537
    ============       ============        ============
    $     21,210       $    609,656        $  2,141,894
             739              5,745               5,469
          (2,630)          (644,293)           (269,160)
    ------------       ------------        ------------
    $     19,319       $    (28,892)       $  1,878,203
    ============       ============        ============
    $  8,510,575       $  3,456,857        $ 15,890,402
              20                376               5,198
     (13,349,899)       (26,866,610)        (36,382,334)
    ------------       ------------        ------------
    $ (4,839,304)      $(23,409,377)       $(20,486,734)
    ============       ============        ============
    $      3,527       $     48,000        $    178,332
          18,439              1,358              32,901
        (650,935)          (215,137)           (642,945)
    ------------       ------------        ------------
    $   (628,969)      $   (165,779)       $   (431,712)
    ============       ============        ============

                       See Notes to Financial Statements.

THE MUNDER FUNDS
      Statements of Changes -- Capital Stock Activity, Year Ended June 30, 2002 (continued)
--------------------------------------------------------------------------------

                                                             EQUITY FUNDS
                                                             -------------------------------------------------------
                                                                                           MUNDER        MUNDER
                                                             MUNDER        MUNDER          EMERGING      FUTURE
                                                             BALANCED      BIO(TECH)(2)    MARKETS       TECHNOLOGY
                                                             FUND(A)       FUND(B)         FUND(A)       FUND(B)
                                                             -------------------------------------------------------
SHARES
CLASS A SHARES:
Shares authorized...........................................  Unlimited    115,000,000      Unlimited    110,000,000
                                                             ==========    ===========     ==========    ===========
Sold........................................................  1,890,243        334,532      2,786,005      8,736,570
Issued as reinvestment of dividends.........................     31,278             --             79             --
Redeemed.................................................... (1,077,638)      (274,231)    (2,770,050)   (19,203,887)
                                                             ----------    -----------     ----------    -----------
Net increase/(decrease).....................................    843,883         60,301         16,034    (10,467,317)
                                                             ==========    ===========     ==========    ===========
CLASS B SHARES:
Shares authorized...........................................  Unlimited    115,000,000      Unlimited    110,000,000
                                                             ==========    ===========     ==========    ===========
Sold........................................................  2,033,434        475,653        113,923      4,927,330
Issued as reinvestment of dividends.........................     29,069             --             --             --
Redeemed.................................................... (1,471,754)      (323,511)      (121,723)   (16,032,716)
                                                             ----------    -----------     ----------    -----------
Net increase/(decrease).....................................    590,749        152,142         (7,800)   (11,105,386)
                                                             ==========    ===========     ==========    ===========
CLASS C SHARES:
Shares authorized...........................................  Unlimited             --      Unlimited             --
                                                             ==========    ===========     ==========    ===========
Sold........................................................    759,986             --         68,742             --
Issued as reinvestment of dividends.........................     12,390             --             --             --
Redeemed....................................................   (978,465)            --        (77,168)            --
                                                             ----------    -----------     ----------    -----------
Net decrease................................................   (206,089)            --         (8,426)            --
                                                             ==========    ===========     ==========    ===========
CLASS II SHARES:
Shares authorized...........................................         --     80,000,000             --     80,000,000
                                                             ==========    ===========     ==========    ===========
Sold........................................................         --        152,956             --      3,385,099
Issued in exchange for proceeds received in merger..........         --             --             --             --
Redeemed....................................................         --       (201,788)            --    (11,993,621)
                                                             ----------    -----------     ----------    -----------
Net increase/(decrease).....................................         --        (48,832)            --     (8,608,522)
                                                             ==========    ===========     ==========    ===========
CLASS K SHARES:
Shares authorized...........................................  Unlimited     25,000,000      Unlimited     25,000,000
                                                             ==========    ===========     ==========    ===========
Sold........................................................    178,191            850         55,817        518,061
Issued as reinvestment of dividends.........................         --             --             --             --
Redeemed....................................................   (622,040)        (3,584)    (1,452,380)    (1,766,461)
                                                             ----------    -----------     ----------    -----------
Net increase/(decrease).....................................   (443,849)        (2,734)    (1,396,563)    (1,248,400)
                                                             ==========    ===========     ==========    ===========
CLASS Y SHARES:
Shares authorized...........................................  Unlimited     65,000,000      Unlimited     65,000,000
                                                             ==========    ===========     ==========    ===========
Sold........................................................    295,128         40,571        325,113        222,955
Issued as reinvestment of dividends.........................     12,171             --            263             --
Redeemed....................................................   (318,572)       (58,958)      (838,395)      (365,913)
                                                             ----------    -----------     ----------    -----------
Net increase/(decrease).....................................    (11,273)       (18,387)      (513,019)      (142,958)
                                                             ==========    ===========     ==========    ===========

(a) $0.001 par value per share.

(b) $0.01 par value per share.

(c) The Munder Large-Cap Growth Fund commenced operations on April 30, 2002.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

------------------------------------------------------------------------------
                                MUNDER                             MUNDER
    MUNDER        MUNDER        INTERNATIONAL    MUNDER            LARGE-CAP
    HEALTHCARE    INDEX 500     EQUITY           INTERNATIONAL     GROWTH
    FUND(A)       FUND(A)       FUND(A)          GROWTH FUND(A)    FUND(A),(C)
------------------------------------------------------------------------------
     Unlimited     Unlimited      Unlimited         Unlimited      10,000,000
    ==========    ==========     ==========       ===========      ==========
     2,343,490     6,939,187      6,872,308         1,537,758         111,493
            --       114,200          1,216             1,510         230,638
    (3,926,402)   (6,982,412)    (7,061,986)       (1,544,371)       (155,058)
    ----------    ----------     ----------       -----------      ----------
    (1,582,912)       70,975       (188,462)           (5,103)        187,073
    ==========    ==========     ==========       ===========      ==========
     Unlimited     Unlimited      Unlimited         Unlimited      20,000,000
    ==========    ==========     ==========       ===========      ==========
     1,164,615     2,308,081         36,275            11,887         195,442
            --        50,741             67             1,019         513,511
    (2,607,371)   (3,103,409)       (96,146)          (42,468)       (231,199)
    ----------    ----------     ----------       -----------      ----------
    (1,442,756)     (744,587)       (59,804)          (29,562)        477,754
    ==========    ==========     ==========       ===========      ==========
     Unlimited            --      Unlimited         Unlimited              --
    ==========    ==========     ==========       ===========      ==========
       703,177            --        366,369            44,826              --
            --            --             44               692              --
    (1,687,013)           --       (482,937)          (87,159)             --
    ----------    ----------     ----------       -----------      ----------
      (983,836)           --       (116,524)          (41,641)             --
    ==========    ==========     ==========       ===========      ==========
            --            --             --                --      10,000,000
    ==========    ==========     ==========       ===========      ==========
            --            --             --                --       1,025,032
            --            --             --                --         324,039
            --            --             --                --        (238,227)
    ----------    ----------     ----------       -----------      ----------
            --            --             --                --       1,110,844
    ==========    ==========     ==========       ===========      ==========
     Unlimited     Unlimited      Unlimited         Unlimited      10,000,000
    ==========    ==========     ==========       ===========      ==========
         5,860     1,263,872      1,934,852            74,248             145
            --           196             11             1,348             545
       (17,854)   (1,679,396)    (2,588,690)         (414,609)           (145)
    ----------    ----------     ----------       -----------      ----------
       (11,994)     (415,328)      (653,827)         (339,013)            545
    ==========    ==========     ==========       ===========      ==========
     Unlimited     Unlimited      Unlimited         Unlimited      40,000,000
    ==========    ==========     ==========       ===========      ==========
        26,883       535,542        647,206           650,416         582,232
            --         2,607            690             8,686          35,040
       (36,380)     (889,407)      (874,436)       (1,422,630)        (83,261)
    ----------    ----------     ----------       -----------      ----------
        (9,497)     (351,258)      (226,540)         (763,528)        534,011
    ==========    ==========     ==========       ===========      ==========

                       See Notes to Financial Statements.

THE MUNDER FUNDS
      Statements of Changes -- Capital Stock Activity, Year Ended June 30, 2002 (continued)
--------------------------------------------------------------------------------

                                                              EQUITY FUNDS
                                                              --------------------------------------------------------
                                                              MUNDER        MUNDER        MUNDER          MUNDER
                                                              LARGE-CAP     MICRO-CAP     MIDCAP          MULTI-SEASON
                                                              VALUE         EQUITY        SELECT          GROWTH
                                                              FUND(A)       FUND(B)       FUND(B)         FUND(B)
                                                              --------------------------------------------------------
SHARES
CLASS A SHARES:
Shares authorized...........................................   Unlimited    10,000,000     3,400,000       10,000,000
                                                              ==========    ==========    ==========       ==========
Sold........................................................     295,348     3,260,900       217,814          691,264
Issued as reinvestment of dividends.........................      16,233            --            --           78,659
Issued in exchange for proceeds received in merger..........      70,124            --            --               --
Redeemed....................................................    (262,612)   (2,363,320)     (210,973)      (1,086,762)
                                                              ----------    ----------    ----------       ----------
Net increase/(decrease).....................................     119,093       897,580         6,841         (316,839)
                                                              ==========    ==========    ==========       ==========
CLASS B SHARES:
Shares authorized...........................................   Unlimited    15,000,000     3,300,000       60,000,000
                                                              ==========    ==========    ==========       ==========
Sold........................................................     534,050       787,432       118,927          210,335
Issued as reinvestment of dividends.........................      17,089            --            --           40,281
Issued in exchange for proceeds received in merger..........      87,311            --            --               --
Redeemed....................................................    (416,966)     (387,013)      (54,998)        (841,829)
                                                              ----------    ----------    ----------       ----------
Net increase/(decrease).....................................     221,484       400,419        63,929         (591,213)
                                                              ==========    ==========    ==========       ==========
CLASS C SHARES:
Shares authorized...........................................   Unlimited    10,000,000            --       10,000,000
                                                              ==========    ==========    ==========       ==========
Sold........................................................     183,593       643,660            --          114,589
Issued as reinvestment of dividends.........................       7,362            --            --            9,289
Issued in exchange for proceeds received in merger..........      47,788            --            --               --
Redeemed....................................................    (199,482)     (266,121)           --         (268,699)
                                                              ----------    ----------    ----------       ----------
Net increase/(decrease).....................................      39,261       377,539            --         (144,821)
                                                              ==========    ==========    ==========       ==========
CLASS II SHARES:
Shares authorized...........................................          --            --    10,000,000               --
                                                              ==========    ==========    ==========       ==========
Sold........................................................          --            --        70,022               --
Issued as reinvestment of dividends.........................          --            --            --               --
Redeemed....................................................          --            --       (29,195)              --
                                                              ----------    ----------    ----------       ----------
Net increase................................................          --            --        40,827               --
                                                              ==========    ==========    ==========       ==========
CLASS K SHARES:
Shares authorized...........................................   Unlimited    10,000,000    20,000,000       50,000,000
                                                              ==========    ==========    ==========       ==========
Sold........................................................     470,005         8,045            --        1,583,245
Issued as reinvestment of dividends.........................         118            --            --            3,920
Redeemed....................................................  (1,808,115)      (73,626)                    (3,740,154)
                                                              ----------    ----------    ----------       ----------
Net increase/(decrease).....................................  (1,337,992)      (65,581)           --       (2,152,989)
                                                              ==========    ==========    ==========       ==========
CLASS Y SHARES:
Shares authorized...........................................   Unlimited    10,000,000    20,000,000       50,000,000
                                                              ==========    ==========    ==========       ==========
Sold........................................................   1,106,290       279,021       497,336        1,433,048
Issued as reinvestment of dividends.........................      41,127            --            --           44,161
Issued in exchange for proceeds received in merger..........       6,421            --            --               --
Redeemed....................................................    (465,994)     (238,087)     (318,859)      (4,776,815)
                                                              ----------    ----------    ----------       ----------
Net increase/(decrease).....................................     687,844        40,934       178,477       (3,299,606)
                                                              ==========    ==========    ==========       ==========

(a) $0.001 par value per share.

(b) $0.01 par value per share.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

-------------------------------------------------------------------------
                                  MUNDER                       MUNDER
                   MUNDER         REAL ESTATE    MUNDER        SMALL
    MUNDER         POWER          EQUITY         SMALL-CAP     COMPANY
    NETNET         PLUS           INVESTMENT     VALUE         GROWTH
    FUND(B)        FUND(B)        FUND(B)        FUND(B)       FUND(A)
-------------------------------------------------------------------------
    115,000,000    115,000,000    10,000,000     10,000,000     Unlimited
    ===========    ===========    ==========     ==========    ==========
      8,817,836      1,068,474        83,631      1,334,399       890,802
             --         36,378         7,387         30,623            --
      2,348,697             --            --             --            --
    (16,659,705)    (2,595,714)      (94,886)      (950,664)   (1,080,885)
    -----------    -----------    ----------     ----------    ----------
     (5,493,172)    (1,490,862)       (3,868)       414,358      (190,083)
    ===========    ===========    ==========     ==========    ==========
    115,000,000    115,000,000    50,000,000     15,000,000     Unlimited
    ===========    ===========    ==========     ==========    ==========
      1,902,017      1,748,687       154,045      1,727,152        97,950
             --         38,167         4,944         44,878            --
      2,573,497             --            --             --            --
    (11,672,558)    (2,397,739)     (117,160)      (570,626)     (159,689)
    -----------    -----------    ----------     ----------    ----------
     (7,197,044)      (610,885)       41,829      1,201,404       (61,739)
    ===========    ===========    ==========     ==========    ==========
     80,000,000             --    10,000,000     10,000,000     Unlimited
    ===========    ===========    ==========     ==========    ==========
      1,036,225             --        46,328        527,838        94,381
             --             --         2,084         14,101            --
        897,481             --            --             --            --
     (6,404,101)            --       (33,993)      (157,701)     (114,938)
    -----------    -----------    ----------     ----------    ----------
     (4,470,395)            --        14,419        384,238       (20,557)
    ===========    ===========    ==========     ==========    ==========
             --     80,000,000            --             --            --
    ===========    ===========    ==========     ==========    ==========
             --        758,860            --             --            --
             --         18,406            --             --            --
             --       (972,721)           --             --            --
    -----------    -----------    ----------     ----------    ----------
             --       (195,455)           --             --            --
    ===========    ===========    ==========     ==========    ==========
     25,000,000     25,000,000    10,000,000     10,000,000     Unlimited
    ===========    ===========    ==========     ==========    ==========
            829            596        57,779         37,992       100,262
         72,290              4            31             35            --
        (15,874)        (1,082)      (28,206)      (242,006)     (881,622)
    -----------    -----------    ----------     ----------    ----------
         57,245           (482)       29,604       (203,979)     (781,360)
    ===========    ===========    ==========     ==========    ==========
     65,000,000     65,000,000    10,000,000     10,000,000     Unlimited
    ===========    ===========    ==========     ==========    ==========
         75,668         35,307       319,376        454,332       253,742
             --          1,844        43,806         55,809            --
         32,737             --            --             --            --
        (95,429)       (62,135)     (758,323)      (588,306)   (1,031,970)
    -----------    -----------    ----------     ----------    ----------
         12,976        (24,984)     (395,141)       (78,165)     (778,228)
    ===========    ===========    ==========     ==========    ==========

                       See Notes to Financial Statements.

THE MUNDER FUNDS
      Statements of Changes -- Capital Stock Activity, Year Ended June 30, 2002 (continued)
--------------------------------------------------------------------------------

                                                              INCOME FUNDS
                                                              --------------------------------------------------------------
                                                                            MUNDER          MUNDER           MUNDER
                                                              MUNDER        INTERMEDIATE    INTERNATIONAL    U.S. GOVERNMENT
                                                              BOND          BOND            BOND             INCOME
                                                              FUND(A)       FUND(A)         FUND(B)          FUND(A)
                                                              --------------------------------------------------------------
SHARES
CLASS A SHARES:
Shares authorized...........................................   Unlimited      Unlimited      20,000,000            Unlimited
                                                              ==========     ==========      ==========      ===============
Sold........................................................   2,658,515      4,660,027         173,354            1,612,505
Issued as reinvestment of dividends.........................      30,747         41,097           2,057               42,433
Redeemed....................................................  (2,619,008)    (4,654,534)       (194,852)          (1,245,132)
                                                              ----------     ----------      ----------      ---------------
Net increase/(decrease).....................................      70,254         46,590         (19,441)             409,806
                                                              ==========     ==========      ==========      ===============
CLASS B SHARES:
Shares authorized...........................................   Unlimited      Unlimited      40,000,000            Unlimited
                                                              ==========     ==========      ==========      ===============
Sold........................................................     457,657        828,848          34,577            1,060,133
Issued as reinvestment of dividends.........................      15,246         17,904             139               26,069
Redeemed....................................................    (416,181)      (429,260)        (23,161)            (710,787)
                                                              ----------     ----------      ----------      ---------------
Net increase................................................      56,722        417,492          11,555              375,415
                                                              ==========     ==========      ==========      ===============
CLASS C SHARES:
Shares authorized...........................................   Unlimited      Unlimited      10,000,000            Unlimited
                                                              ==========     ==========      ==========      ===============
Sold........................................................      70,739        159,897          21,108              325,305
Issued as reinvestment of dividends.........................       1,293          2,728               9                5,018
Redeemed....................................................     (64,246)      (119,964)           (935)            (338,030)
                                                              ----------     ----------      ----------      ---------------
Net increase/(decrease).....................................       7,786         42,661          20,182               (7,707)
                                                              ==========     ==========      ==========      ===============
CLASS K SHARES:
Shares authorized...........................................   Unlimited      Unlimited      10,000,000            Unlimited
                                                              ==========     ==========      ==========      ===============
Sold........................................................   1,438,331      4,267,449              --            1,838,594
Issued as reinvestment of dividends.........................         529          1,968              --                  522
Redeemed....................................................  (1,610,762)    (5,848,963)        (10,291)          (4,061,064)
                                                              ----------     ----------      ----------      ---------------
Net decrease................................................    (171,902)    (1,579,546)        (10,291)          (2,221,948)
                                                              ==========     ==========      ==========      ===============
CLASS Y SHARES:
Shares authorized...........................................   Unlimited      Unlimited      20,000,000            Unlimited
                                                              ==========     ==========      ==========      ===============
Sold........................................................   2,104,323      3,345,445         102,456            1,531,465
Issued as reinvestment of dividends.........................       1,600          7,848              28                1,431
Redeemed....................................................  (6,042,322)    (2,148,976)        (96,162)            (653,683)
                                                              ----------     ----------      ----------      ---------------
Net increase/(decrease).....................................  (3,936,399)     1,204,317           6,322              879,213
                                                              ==========     ==========      ==========      ===============

(a) $0.001 par value per share.

(b) $0.01 par value per share.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

-----------------------------------------------
    MUNDER                      MUNDER
    MICHIGAN      MUNDER        TAX-FREE SHORT-
    TAX-FREE      TAX-FREE      INTERMEDIATE
    BOND          BOND          BOND
    FUND(A)       FUND(A)       FUND(A)
-----------------------------------------------
     Unlimited     Unlimited       Unlimited
    ==========    ==========      ==========
       153,042       834,215         477,190
         4,446         6,623          12,326
      (115,384)     (673,344)       (278,440)
    ----------    ----------      ----------
        42,104       167,494         211,076
    ==========    ==========      ==========
     Unlimited     Unlimited       Unlimited
    ==========    ==========      ==========
        84,204       115,172         397,347
         1,066         5,119           2,096
       (12,759)      (61,722)       (267,872)
    ----------    ----------      ----------
        72,511        58,569         131,571
    ==========    ==========      ==========
     Unlimited     Unlimited       Unlimited
    ==========    ==========      ==========
         2,090        58,507         203,144
            73           554             521
          (261)      (62,222)        (25,464)
    ----------    ----------      ----------
         1,902        (3,161)        178,201
    ==========    ==========      ==========
     Unlimited     Unlimited       Unlimited
    ==========    ==========      ==========
       845,223       333,164       1,515,341
             2            37             497
    (1,326,448)   (2,590,634)     (3,471,782)
    ----------    ----------      ----------
      (481,223)   (2,257,433)     (1,955,944)
    ==========    ==========      ==========
     Unlimited     Unlimited       Unlimited
    ==========    ==========      ==========
           344         4,684          17,117
         1,826           131           3,141
       (64,131)      (20,935)        (61,198)
    ----------    ----------      ----------
       (61,961)      (16,120)        (40,940)
    ==========    ==========      ==========

                       See Notes to Financial Statements.

THE MUNDER FUNDS
      Statements of Changes -- Capital Stock Activity, Year Ended June 30, 2002 (continued)
--------------------------------------------------------------------------------

Since the Money Market Funds have sold, redeemed and reinvested shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, redemptions and reinvestments are the same as the amounts shown below for such transactions.

                                                              MONEY MARKET FUNDS
                                                              -----------------------------------------------
                                                              MUNDER           MUNDER           MUNDER
                                                              CASH             TAX-FREE         U.S. TREASURY
                                                              INVESTMENT       MONEY MARKET     MONEY MARKET
                                                              FUND(A)          FUND(A)          FUND(A)
                                                              -----------------------------------------------
AMOUNT
CLASS A SHARES:
Shares authorized...........................................      Unlimited        Unlimited        Unlimited
                                                              =============    =============    =============
Sold........................................................  $ 249,469,272    $ 119,441,726    $ 170,628,318
Issued as reinvestment of dividends.........................      2,392,112        1,047,870          462,910
Redeemed....................................................   (245,727,632)    (126,481,662)    (163,324,454)
                                                              -------------    -------------    -------------
Net increase/(decrease).....................................  $   6,133,752    $  (5,992,066)   $   7,766,774
                                                              =============    =============    =============
CLASS K SHARES:
Shares authorized...........................................      Unlimited        Unlimited        Unlimited
                                                              =============    =============    =============
Sold........................................................  $ 685,209,708    $ 188,111,309    $ 182,768,859
Issued as reinvestment of dividends.........................          4,078            1,896               --
Redeemed....................................................   (831,815,434)    (238,617,965)    (208,628,247)
                                                              -------------    -------------    -------------
Net decrease................................................  $(146,601,648)   $ (50,504,760)   $ (25,859,388)
                                                              =============    =============    =============
CLASS Y SHARES:
Shares authorized...........................................      Unlimited        Unlimited        Unlimited
                                                              =============    =============    =============
Sold........................................................  $ 438,906,961    $  31,262,568    $  42,593,189
Issued as reinvestment of dividends.........................         69,212           30,422              149
Redeemed....................................................   (391,209,164)     (23,352,381)     (46,990,096)
                                                              -------------    -------------    -------------
Net increase/(decrease).....................................  $  47,767,009    $   7,940,609    $  (4,396,758)
                                                              =============    =============    =============

------------

(a) $0.001 par value per share.

                       See Notes to Financial Statements.

MUNDER BALANCED FUND(A)
      Financial Highlights, For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------

                                                                                K SHARES
                                        -----------------------------------------------------------------------------------------
                                        PERIOD ENDED      YEAR            YEAR            YEAR            YEAR            YEAR
                                        12/31/02(C)       ENDED           ENDED           ENDED           ENDED           ENDED
                                        (UNAUDITED)       6/30/02(C)      6/30/01(C)      6/30/00(C)      6/30/99(C)      6/30/98
                                        -----------------------------------------------------------------------------------------
Net asset value, beginning of
  period..............................    $  9.17          $ 10.19         $ 12.14         $ 12.98         $ 13.49        $ 13.03
                                          -------          -------         -------         -------         -------        -------
INCOME/(LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income.................       0.05             0.16            0.20            0.15            0.22           0.31
Net realized and unrealized
  gain/(loss) on investments..........      (0.66)           (1.03)          (0.34)           2.39            1.02           1.64
                                          -------          -------         -------         -------         -------        -------
Total from investment operations......      (0.61)           (0.87)          (0.14)           2.54            1.24           1.95
                                          -------          -------         -------         -------         -------        -------
LESS DISTRIBUTIONS:
Dividends from net investment
  income..............................      (0.06)           (0.15)          (0.18)          (0.15)          (0.23)         (0.32)
Distributions from net realized
  gains...............................         --               --           (1.35)          (3.23)          (1.52)         (1.17)
Distributions in excess of net
  realized gains......................         --               --           (0.28)             --              --             --
                                          -------          -------         -------         -------         -------        -------
Total distributions...................      (0.06)           (0.15)          (1.81)          (3.38)          (1.75)         (1.49)
                                          -------          -------         -------         -------         -------        -------
Net asset value, end of period........    $  8.50          $  9.17         $ 10.19         $ 12.14         $ 12.98        $ 13.49
                                          =======          =======         =======         =======         =======        =======
TOTAL RETURN(B).......................      (6.81)%          (8.45)%         (1.81)%         27.01%          10.83%         15.86%
                                          =======          =======         =======         =======         =======        =======
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in
  000's)..............................    $10,343          $11,876         $17,713         $23,695         $27,206        $31,748
Ratio of operating expenses to average
  net assets..........................       1.52%(d)         1.37%           1.31%           1.26%           1.22%          1.17%
Ratio of net investment income to
  average net assets..................       1.21%(d)         1.59%           1.80%           1.33%           1.78%          2.41%
Portfolio turnover rate...............         28%              79%            165%            176%            116%            79%
Ratio of operating expenses to average
  net assets without expense
  waivers.............................       1.53%(d)         1.37%           1.31%           1.26%           1.22%          1.17%

------------

(a) The Munder Balanced Fund Class K Shares commenced operations on April 16, 1993.

(b) Total return represents aggregate total return for the period indicated.

(c) Per share numbers have been calculated using the average shares method.

(d) Annualized.

                       See Notes to Financial Statements.

MUNDER BIO(TECH)(2) FUND(A)
      Financial Highlights, For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------

                                                                                K SHARES
                                                              --------------------------------------------
                                                              PERIOD ENDED      YEAR            PERIOD
                                                              12/31/02(C)       ENDED           ENDED
                                                              (UNAUDITED)       6/30/02(C)      6/30/01(C)
                                                              --------------------------------------------
Net asset value, beginning of period........................     $ 3.90           $ 7.52          $10.00
                                                                 ------           ------          ------
LOSS FROM INVESTMENT OPERATIONS:
Net investment loss.........................................      (0.04)           (0.13)          (0.12)
Net realized and unrealized loss on investments.............      (0.16)           (3.49)          (2.36)
                                                                 ------           ------          ------
Total from investment operations............................      (0.20)           (3.62)          (2.48)
                                                                 ------           ------          ------
Net asset value, end of period..............................     $ 3.70           $ 3.90          $ 7.52
                                                                 ======           ======          ======
TOTAL RETURN(B).............................................      (5.13)%         (48.21)%        (24.80)%
                                                                 ======           ======          ======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)........................     $   --(e)        $   --(e)       $   21
Ratio of operating expenses to average net assets...........       2.25%(d)         2.25%           3.22%(d)
Ratio of net investment loss to average net assets..........      (2.19)%(d)       (2.17)%         (2.75)%(d)
Portfolio turnover rate.....................................         25%              57%             26%
Ratio of operating expenses to average net assets without
  expense waivers and/or reimbursements.....................       4.04%(d)         2.68%           3.22%(d)

------------

(a) The Munder Bio(Tech)(2) Fund Class K Shares commenced operations on November 1, 2000.

(b) Total return represents aggregate total return for the period indicated.

(c) Per share numbers have been calculated using the average share method.

(d) Annualized.

(e) Net assets at end of period were less than $1,000.

                       See Notes to Financial Statements.

MUNDER EMERGING MARKETS FUND(A)
      Financial Highlights, For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------

                                                                                K SHARES
                                        -----------------------------------------------------------------------------------------
                                        PERIOD ENDED      YEAR            YEAR         YEAR            YEAR            YEAR
                                        (UNAUDITED)       ENDED           ENDED        ENDED           ENDED           ENDED
                                        12/31/02(C)       6/30/02(C)      6/30/01      6/30/00(C)      6/30/99(C)      6/30/98(C)
                                        -----------------------------------------------------------------------------------------
Net asset value, beginning of
  period..............................  $    8.56           $ 8.53        $ 12.62        $11.60          $ 8.99          $12.92
                                        ------------        ------        -------        ------          ------          ------
INCOME/(LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income.................       0.01             0.00(d)       (0.06)         0.00(d)         0.03            0.10
Net realized and unrealized
  gain/(loss) on investments..........      (0.67)            0.03          (3.99)         1.02            2.58           (3.72)
                                        ------------        ------        -------        ------          ------          ------
Total from investment operations......      (0.66)            0.03          (4.05)         1.02            2.61           (3.62)
                                        ------------        ------        -------        ------          ------          ------
LESS DISTRIBUTIONS:
Dividends from net investment
  income..............................         --               --          (0.04)           --              --           (0.04)
Distributions from net realized
  gains...............................         --               --             --            --              --           (0.05)
Distributions in excess of net
  realized gains......................         --               --             --            --              --           (0.22)
Distributions from capital............         --            (0.00)(d)         --            --              --              --
                                        ------------        ------        -------        ------          ------          ------
Total distributions...................         --            (0.00)(d)      (0.04)           --              --           (0.31)
                                        ------------        ------        -------        ------          ------          ------
Net asset value, end of period........  $    7.90           $ 8.56        $  8.53        $12.62          $11.60          $ 8.99
                                        ============        ======        =======        ======          ======          ======
TOTAL RETURN(B).......................      (7.71)%           0.41%        (32.17)%        8.79%          29.03%         (28.34)%
                                        ============        ======        =======        ======          ======          ======
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in
  000's)..............................  $  10,299           $14,823       $26,696        $41,167         $36,438         $31,790
Ratio of operating expenses to average
  net assets..........................       1.98%(e)         1.95%          2.02%         1.98%           1.85%           1.89%
Ratio of net investment income/(loss)
  to average net assets...............       0.23%(e)         0.04%         (0.54)%       (0.02)%          0.39%           0.93%
Portfolio turnover rate...............         76%             230%           223%          177%            159%             94%
Ratio of operating expenses to average
  net assets without expense waivers
  and/or reimbursements...............       2.79%(e)         1.96%          2.08%         2.14%           2.12%           2.14%

------------

(a) The Munder Emerging Markets Fund Class K Shares commenced operations on January 10, 1997.

(b) Total return represents aggregate total return for the period.

(c) Per share numbers have been calculated using the average shares method.

(d) Amount represents less than $0.01 per share.

(e) Annualized.

                       See Notes to Financial Statements.

MUNDER FUTURE TECHNOLOGY FUND(A)
      Financial Highlights, For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------

                                                                                       K SHARES
                                                              ----------------------------------------------------------
                                                              PERIOD ENDED       YEAR            YEAR            YEAR
                                                              12/31/02(C)        ENDED           ENDED           ENDED
                                                              (UNAUDITED)        6/30/02(C)      6/30/01(C)      6/30/00
                                                              ----------------------------------------------------------
Net asset value, beginning of period........................    $  3.39           $  6.54         $ 18.10        $ 14.40
                                                                -------           -------         -------        -------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss.........................................      (0.04)            (0.11)          (0.14)         (0.01)
Net realized and unrealized gain/(loss) on investments......      (0.36)            (3.04)         (11.42)          3.71
                                                                -------           -------         -------        -------
Total from investment operations............................      (0.40)            (3.15)         (11.56)          3.70
                                                                -------           -------         -------        -------
Net asset value, end of period..............................    $  2.99           $  3.39         $  6.54        $ 18.10
                                                                =======           =======         =======        =======
TOTAL RETURN(B).............................................     (11.80)%          (48.17)%        (63.87)%        25.69%
                                                                =======           =======         =======        =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)........................    $   330           $   641         $ 9,400        $11,159
Ratio of operating expenses to average net assets...........       3.10%(d)          2.56%           1.89%          1.60%(d)
Ratio of net investment loss to average net assets..........      (2.84)%(d)        (2.25)%         (1.37)%        (1.27)%(d)
Portfolio turnover rate.....................................         27%               89%            145%            53%
Ratio of operating expenses to average net assets without
  expense waivers and/or reimbursements.....................       3.21%(d)          2.59%           1.95%          1.64%(d)

------------

(a) The Munder Future Technology Fund Class K Shares commenced operations on May 25, 2000.

(b) Total return represents aggregate total return for the period indicated.

(c) Per share numbers have been calculated using the average shares method.

(d) Annualized.

                       See Notes to Financial Statements.

MUNDER HEALTHCARE FUND(A)
      Financial Highlights, For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------

                                                                               K SHARES
                                     --------------------------------------------------------------------------------------------
                                     PERIOD ENDED      YEAR            YEAR            YEAR            YEAR            YEAR
                                     12/31/02(C)       ENDED           ENDED           ENDED           ENDED           ENDED
                                     (UNAUDITED)       6/30/02(C)      6/30/01(C)      6/30/00(C)      6/30/99(C)      6/30/98(C)
                                     --------------------------------------------------------------------------------------------
Net asset value, beginning of
  period...........................    $ 16.09           $25.29          $28.31          $10.44          $11.80          $10.89
                                       -------           ------          ------          ------          ------          ------
INCOME/(LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment loss................      (0.15)           (0.32)          (0.34)          (0.19)          (0.13)          (0.14)
Net realized and unrealized
  gain/(loss) on investments.......      (1.69)           (8.88)          (1.92)          18.06           (1.13)           1.05
                                       -------           ------          ------          ------          ------          ------
Total from investment operations...      (1.84)           (9.20)          (2.26)          17.87           (1.26)           0.91
                                       -------           ------          ------          ------          ------          ------
LESS DISTRIBUTIONS:
Distributions from net realized
  gains............................         --               --           (0.55)             --           (0.08)             --
Distributions in excess of net
  realized gains...................         --               --           (0.21)             --           (0.02)             --
                                       -------           ------          ------          ------          ------          ------
Total distributions................         --               --           (0.76)             --           (0.10)             --
                                       -------           ------          ------          ------          ------          ------
Net asset value, end of period.....    $ 14.25           $16.09          $25.29          $28.31          $10.44          $11.80
                                       =======           ======          ======          ======          ======          ======
TOTAL RETURN(B)....................     (11.44)%         (36.35)%         (8.32)%        170.91%         (10.70)%          8.45%
                                       =======           ======          ======          ======          ======          ======
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in
  000's)...........................    $   178           $  437          $  990          $  387          $   60          $  163
Ratio of operating expenses to
  average net assets...............       2.17%(d)         1.63%           1.55%           1.61%           1.61%           1.62%
Ratio of net investment loss to
  average net assets...............      (2.07)%(d)       (1.54)%         (1.28)%         (1.01)%         (1.27)%         (1.21)%
Portfolio turnover rate............         21%              38%             45%             60%             49%             47%
Ratio of operating expenses to
  average net assets without
  expense waivers and/or
  reimbursements...................       2.18%(d)         1.72%           1.55%           1.63%           1.92%           2.40%

------------

(a) The Munder Healthcare Fund Class K Shares commenced operations on April 1, 1997.

(b) Total return represents aggregate total return for the period indicated.

(c) Per share numbers have been calculated using the average shares method.

(d) Annualized.

                       See Notes to Financial Statements.

MUNDER INDEX 500 FUND(A)
      Financial Highlights, For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------

                                                                                   K SHARES
                                              ----------------------------------------------------------------------------------
                                              PERIOD ENDED      YEAR          YEAR          YEAR          YEAR          YEAR
                                              12/31/02(C)       ENDED         ENDED         ENDED         ENDED         ENDED
                                              (UNAUDITED)       6/30/02       6/30/01       6/30/00       6/30/99       6/30/98
                                              ----------------------------------------------------------------------------------
Net asset value, beginning of period........    $  20.64        $  25.56      $  30.69      $  29.29      $  24.44      $  20.94
                                                --------        --------      --------      --------      --------      --------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income.......................        0.10            0.19          0.18          0.21          0.22          0.28
Net realized and unrealized gain/(loss) on
  investments...............................       (2.30)          (4.92)        (4.85)         1.67          5.09          5.48
                                                --------        --------      --------      --------      --------      --------
Total from investment operations............       (2.20)          (4.73)        (4.67)         1.88          5.31          5.76
                                                --------        --------      --------      --------      --------      --------
LESS DISTRIBUTIONS:
Dividends from net investment income........       (0.11)          (0.19)        (0.18)        (0.20)        (0.22)        (0.27)
Distributions from net realized gains.......          --              --         (0.27)        (0.28)        (0.24)        (1.99)
Distributions in excess of net realized
  gains.....................................          --              --         (0.01)           --            --            --
                                                --------        --------      --------      --------      --------      --------
Total distributions.........................       (0.11)          (0.19)        (0.46)        (0.48)        (0.46)        (2.26)
                                                --------        --------      --------      --------      --------      --------
Net asset value, end of period..............    $  18.33        $  20.64      $  25.56      $  30.69      $  29.29      $  24.44
                                                ========        ========      ========      ========      ========      ========
TOTAL RETURN(B).............................      (10.67)%        (18.56)%      (15.36)%        6.63%        21.99%        29.42%
                                                ========        ========      ========      ========      ========      ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
  DATA:
Net assets, end of period (in 000's)........    $264,055        $207,675      $267,827      $328,059      $272,450      $168,639
Ratio of operating expenses to average net
  assets....................................        0.73%(d)        0.64%         0.61%         0.60%         0.55%         0.53%
Ratio of net investment income to average
  net assets................................        1.07%(d)        0.83%         0.66%         0.70%         0.96%         1.23%
Portfolio turnover rate.....................           8%              3%            9%            8%            6%            8%
Ratio of operating expenses to average net
  assets without expense waivers and/or
  reimbursements............................        0.74%(d)        0.64%         0.61%         0.61%         0.60%         0.60%

------------

(a) The Munder Index 500 Fund Class K Shares commenced operations on December 7, 1992.

(b) Total return represents aggregate total return for the period indicated.

(c) Per share numbers have been calculated using the average shares method.

(d) Annualized.

                       See Notes to Financial Statements.

MUNDER INTERNATIONAL EQUITY FUND(A)
      Financial Highlights, For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------

                                                                                 K SHARES
                                          ---------------------------------------------------------------------------------------
                                          PERIOD ENDED      YEAR            YEAR         YEAR            YEAR            YEAR
                                          12/31/02(C)       ENDED           ENDED        ENDED           ENDED           ENDED
                                          (UNAUDITED)       6/30/02(C)      6/30/01      6/30/00(C)      6/30/99(C)      6/30/98
                                          ---------------------------------------------------------------------------------------
Net asset value, beginning of period....    $ 10.53          $ 12.14        $ 18.03       $  16.22        $  15.03       $  15.74
                                            -------          -------        -------       --------        --------       --------
INCOME/(LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income...................       0.02             0.11           0.09           0.25            0.16           0.16
Net realized and unrealized gain/(loss)
  on investments........................      (1.48)           (1.68)         (4.65)          3.43            1.43           0.32
                                            -------          -------        -------       --------        --------       --------
Total from investment operations........      (1.46)           (1.57)         (4.56)          3.68            1.59           0.48
                                            -------          -------        -------       --------        --------       --------
LESS DISTRIBUTIONS:
Dividends from net investment income....      (0.10)           (0.04)         (0.10)         (0.28)          (0.17)         (0.19)
Distributions from net realized gains...         --               --          (1.23)         (1.59)          (0.23)         (1.00)
                                            -------          -------        -------       --------        --------       --------
Total distributions.....................      (0.10)           (0.04)         (1.33)         (1.87)          (0.40)         (1.19)
                                            -------          -------        -------       --------        --------       --------
Net asset value, end of period..........    $  8.97          $ 10.53        $ 12.14       $  18.03        $  16.22       $  15.03
                                            =======          =======        =======       ========        ========       ========
TOTAL RETURN(B).........................     (13.75)%         (12.96)%       (26.51)%        23.51%          10.94%          4.24%
                                            =======          =======        =======       ========        ========       ========
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)....    $45,991          $63,082        $80,634       $118,766        $106,106       $105,916
Ratio of operating expenses to average
  net assets............................       1.49%(d)         1.38%          1.38%          1.30%           1.29%          1.25%
Ratio of net investment income to
  average net assets....................       0.34%(d)         0.98%          0.62%          1.44%           1.09%          1.03%
Portfolio turnover rate.................         21%              22%            27%            18%             23%            41%
Ratio of operating expenses to average
  net assets without expense waivers....       1.49%(d)         1.38%          1.38%          1.30%           1.29%          1.25%

------------

(a) The Munder International Equity Fund Class K Shares commenced operations on November 23, 1992.

(b) Total return represents aggregate total return for the period indicated.

(c) Per share numbers have been calculated using the average shares method.

(d) Annualized.

                       See Notes to Financial Statements.

MUNDER INTERNATIONAL GROWTH FUND(A)
      Financial Highlights, For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------

                                                                               K SHARES
                                     --------------------------------------------------------------------------------------------
                                     PERIOD ENDED      YEAR            YEAR            YEAR            YEAR            YEAR
                                     12/31/02(C)       ENDED           ENDED           ENDED           ENDED           ENDED
                                     (UNAUDITED)       6/30/02(C)      6/30/01(C)      6/30/00(C)      6/30/99(C)      6/30/98(C)
                                     --------------------------------------------------------------------------------------------
Net asset value, beginning of
  period...........................    $  8.42          $ 10.00         $ 15.75         $ 12.75         $ 11.92         $ 11.35
                                       -------          -------         -------         -------         -------         -------
INCOME/(LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income/(loss).......      (0.02)           (0.00)(d)       (0.03)          (0.05)          (0.02)           0.02
Net realized and unrealized
  gain/(loss) on investments.......      (1.38)           (1.47)          (4.61)           3.72            0.86            0.61
                                       -------          -------         -------         -------         -------         -------
Total from investment operations...      (1.40)           (1.47)          (4.64)           3.67            0.84            0.63
                                       -------          -------         -------         -------         -------         -------
LESS DISTRIBUTIONS:
Dividends from net investment
  income...........................         --               --              --           (0.08)             --           (0.02)
Distributions in excess of net
  investment income................         --               --              --           (0.05)             --              --
Distributions from net realized
  gains............................         --            (0.11)          (1.11)          (0.54)          (0.01)          (0.03)
Distributions in excess of net
  realized gains...................         --               --              --              --              --           (0.01)
Distributions from capital.........         --            (0.00)(d)          --              --              --              --
                                       -------          -------         -------         -------         -------         -------
Total distributions................         --            (0.11)          (1.11)          (0.67)          (0.01)          (0.06)
                                       -------          -------         -------         -------         -------         -------
Net asset value, end of period.....    $  7.02          $  8.42         $ 10.00         $ 15.75         $ 12.75         $ 11.92
                                       =======          =======         =======         =======         =======         =======
TOTAL RETURN(B)....................     (16.63)%         (14.65)%        (31.19)%         28.98%           7.02%           5.60%
                                       =======          =======         =======         =======         =======         =======
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in
  000's)...........................    $   599          $ 1,095         $ 4,691         $ 2,839         $ 1,834         $ 2,271
Ratio of operating expenses to
  average net assets...............       1.69%(e)         1.69%           1.72%           1.69%           1.61%           1.62%
Ratio of net investment
  income/(loss) to average net
  assets...........................      (0.51)%(e)       (0.04)%         (0.29)%         (0.34)%         (0.17)%          0.21%
Portfolio turnover rate............         38%             173%            119%             65%             66%             38%
Ratio of operating expenses to
  average net assets without
  expense waivers and
  reimbursements...................       2.22%(e)         1.87%           1.81%           1.71%           1.76%           1.82%

------------

(a) The Munder International Growth Fund Class K Shares commenced operations on January 10, 1997.

(b) Total return represents aggregate total return for the period.

(c) Per share numbers have been calculated using the average shares method.

(d) Amount represents less than $0.01 per share.

(e) Annualized.

                       See Notes to Financial Statements.

MUNDER LARGE-CAP GROWTH FUND(A)
      Financial Highlights, For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------

                                                                        K SHARES
                                                              ----------------------------
                                                              PERIOD ENDED      PERIOD
                                                              12/31/02(C)       ENDED
                                                              (UNAUDITED)       6/30/02(C)
                                                              ----------------------------
Net asset value, beginning of period........................    $  6.03          $  6.90
                                                                -------          -------
LOSS FROM INVESTMENT OPERATIONS:
Net investment loss.........................................      (0.03)           (0.01)
Net realized and unrealized gain/(loss) on investments......      (0.78)           (0.86)
                                                                -------          -------
Total from investment operations............................      (0.81)           (0.87)
                                                                -------          -------
Net asset value, end of period                                  $  5.22          $  6.03
                                                                =======          =======
TOTAL RETURN(B).............................................     (13.43)%         (12.61)%
                                                                =======          =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)........................    $     3          $     3
Ratio of operating expenses to average net assets...........       1.81%(d)         1.59%(d)
Ratio of net investment loss to average net assets..........      (1.01)%(d)       (0.91)%(d)
Portfolio turnover rate.....................................         23%              69%
Ratio of operating expenses to average net assets without
  expense waivers...........................................       1.83%(d)         1.60%(d)

------------

(a) The Munder Large-Cap Growth Fund Class K Shares commenced operations on April 30, 2002.

(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c) Per share numbers have been calculated using the average shares method.

(d) Annualized.

                       See Notes to Financial Statements.

MUNDER LARGE-CAP VALUE FUND(A)
      Financial Highlights, For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------

                                                                                    K SHARES
                                               ----------------------------------------------------------------------------------
                                               PERIOD ENDED      YEAR         YEAR         YEAR            YEAR          YEAR
                                               12/31/02(C)       ENDED        ENDED        ENDED           ENDED         ENDED
                                               (UNAUDITED)       6/30/02      6/30/01      6/30/00(C)      6/30/99       6/30/98
                                               ----------------------------------------------------------------------------------
Net asset value, beginning of period.........    $ 11.43         $ 13.06      $ 11.84       $  15.00       $  15.64      $  15.23
                                                 -------         -------      -------       --------       --------      --------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income........................       0.04            0.05         0.08           0.18           0.21          0.28
Net realized and unrealized gain/(loss) on
  investments................................      (1.54)          (1.24)        1.69          (2.59)          0.72          2.97
                                                 -------         -------      -------       --------       --------      --------
Total from investment operations.............      (1.50)          (1.19)        1.77          (2.41)          0.93          3.25
                                                 -------         -------      -------       --------       --------      --------
LESS DISTRIBUTIONS:
Dividends from net investment income.........      (0.04)          (0.04)       (0.07)         (0.18)         (0.18)        (0.28)
Distributions from net realized gains........         --           (0.40)       (0.48)         (0.57)         (1.39)        (2.56)
                                                 -------         -------      -------       --------       --------      --------
Total distributions..........................      (0.04)          (0.44)       (0.55)         (0.75)         (1.57)        (2.84)
                                                 -------         -------      -------       --------       --------      --------
Net asset value, end of period...............    $  9.89         $ 11.43      $ 13.06       $  11.84       $  15.00      $  15.64
                                                 =======         =======      =======       ========       ========      ========
TOTAL RETURN(B)..............................     (13.14)%         (8.98)%      15.22%        (16.49)%         6.95%        23.00%
                                                 =======         =======      =======       ========       ========      ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
  DATA:
Net assets, end of period (in 000's).........    $46,253         $55,232      $80,625       $110,257       $205,364      $216,387
Ratio of operating expenses to average net
  assets.....................................       1.32%(d)        1.28%        1.22%          1.23%          1.21%         1.19%
Ratio of net investment income to average net
  assets.....................................       0.71%(d)        0.34%        0.52%          1.37%          1.45%         1.78%
Portfolio turnover rate......................         19%             30%          65%            91%            50%           73%
Ratio of operating expenses to average net
  assets without expense waivers.............       1.33%(d)        1.28%        1.22%          1.23%          1.21%         1.19%

------------

(a) The Munder Large-Cap Value Fund Class K Shares commenced operations on July 5, 1994.

(b) Total return represents aggregate total return for the period indicated.

(c) Per share numbers have been calculated using the average shares method.

(d) Annualized.

                       See Notes to Financial Statements.

MUNDER MICRO-CAP EQUITY FUND(A)
      Financial Highlights, For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------

                                                                               K SHARES
                                     --------------------------------------------------------------------------------------------
                                     PERIOD ENDED      YEAR            YEAR            YEAR            YEAR            YEAR
                                     12/31/02(C)       ENDED           ENDED           ENDED           ENDED           ENDED
                                     (UNAUDITED)       6/30/02(C)      6/30/01(C)      6/30/00(C)      6/30/99(C)      6/30/99(C)
                                     --------------------------------------------------------------------------------------------
Net asset value, beginning of
  period...........................    $ 25.13          $ 25.37         $ 28.75         $ 18.15         $ 17.00         $ 12.82
                                       -------          -------         -------         -------         -------         -------
INCOME/(LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment loss................      (0.09)           (0.27)          (0.31)          (0.31)          (0.18)          (0.17)
Net realized and unrealized
  gain/(loss) on investments.......      (4.84)            0.03           (2.06)          10.91            1.63            4.99
                                       -------          -------         -------         -------         -------         -------
Total from investment operations...      (4.93)           (0.24)          (2.37)          10.60            1.45            4.82
                                       -------          -------         -------         -------         -------         -------
LESS DISTRIBUTIONS:
Distributions from net realized
  gains............................         --               --           (1.00)             --           (0.30)          (0.64)
Distributions from net realized
  gains............................         --               --           (0.01)             --              --              --
                                       -------          -------         -------         -------         -------         -------
Total distributions................         --               --           (1.01)             --           (0.30)          (0.64)
                                       -------          -------         -------         -------         -------         -------
Net asset value, end of period.....    $ 20.20          $ 25.13         $ 25.37         $ 28.75         $ 18.15         $ 17.00
                                       =======          =======         =======         =======         =======         =======
TOTAL RETURN(B)....................     (19.62)%          (0.95)%         (8.30)%         58.40%           9.04%          37.90%
                                       =======          =======         =======         =======         =======         =======
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in
  000's)...........................    $ 3,980          $ 5,300         $ 7,014         $ 6,393         $ 2,740         $ 3,050
Ratio of operating expenses to
  average net assets...............       1.89%(d)         1.66%           1.65%           1.68%           1.53%           1.53%
Ratio of net investment loss to
  average net assets...............      (0.94)%(d)       (1.12)%         (1.28)%         (1.23)%         (1.21)%         (0.98)%
Portfolio turnover rate............         29%             118%            142%            187%            184%            172%
Ratio of operating expenses to
  average net assets without
  expense waivers and/or
  reimbursements...................       1.90%(d)         1.67%           1.65%           1.68%           1.64%           1.78%

------------

(a) The Munder Micro-Cap Equity Fund Class K Shares commenced operations on December 31, 1996.

(b) Total return represents aggregate total return for the period indicated.

(c) Per share numbers have been calculated using the average shares method.

(d) Annualized.

                       See Notes to Financial Statements.

MUNDER MIDCAP SELECT FUND(A)
      Financial Highlights, For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------

                                                                K SHARES
                                                              ------------
                                                              PERIOD ENDED
                                                              12/31/02(C)
                                                              (UNAUDITED)
                                                              ------------
Net asset value, beginning of period........................     $ 12.38
                                                                 -------
LOSS FROM INVESTMENT OPERATIONS:
Net investment loss.........................................       (0.01)
Net realized and unrealized gain/(loss) on investments......       (0.31)
                                                                 -------
Total from investment operations............................       (0.32)
                                                                 -------
Net asset value, end of period..............................     $ 12.06
                                                                 =======
TOTAL RETURN(B).............................................       (2.58)%
                                                                 =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)........................     $     7
Ratio of operating expenses to average net assets...........        1.62%(d)
Ratio of net investment loss to average net assets..........       (1.19)%(d)
Portfolio turnover rate.....................................          27%
Ratio of operating expenses to average net assets without
  expense waivers...........................................        1.62%(d)

------------

(a) The Munder MidCap Select Fund Class K Shares commenced operations on December 17, 2002.

(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c) Per share numbers have been calculated using the average shares method.

(d) Annualized.

                       See Notes to Financial Statements.

MUNDER MULTI-SEASON GROWTH FUND(A)
      Financial Highlights, For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------

                                                                                K SHARES
                                        -----------------------------------------------------------------------------------------
                                        PERIOD ENDED      YEAR            YEAR            YEAR            YEAR         YEAR
                                        12/31/02(C)       ENDED           ENDED           ENDED           ENDED        ENDED
                                        (UNAUDITED)       6/30/02(C)      6/30/01(C)      6/30/00(C)      6/30/99      6/30/98(C)
                                        -----------------------------------------------------------------------------------------
Net asset value, beginning of
  period..............................    $ 11.74          $  15.66        $  20.63        $  22.04       $ 21.42       $  18.00
                                          -------          --------        --------        --------       -------       --------
INCOME/(LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income/(loss)..........       0.00(d)          (0.03)          (0.05)          (0.03)        (0.02)          0.00(d)
Net realized and unrealized
  gain/(loss) on investments..........      (1.39)            (3.34)          (2.63)          (0.01)         2.22           4.35
                                          -------          --------        --------        --------       -------       --------
Total from investment operations......      (1.39)            (3.37)          (2.68)          (0.04)         2.20           4.35
                                          -------          --------        --------        --------       -------       --------
LESS DISTRIBUTIONS:
Dividends from net investment
  income..............................         --                --              --              --            --          (0.01)
Distributions from net realized
  gains...............................         --             (0.55)          (2.29)          (1.37)        (1.58)         (0.92)
Distributions from capital............         --             (0.00)(d)          --              --            --             --
                                          -------          --------        --------        --------       -------       --------
Total distributions...................         --             (0.55)          (2.29)          (1.37)        (1.58)         (0.93)
                                          -------          --------        --------        --------       -------       --------
Net asset value, end of period........    $ 10.35          $  11.74        $  15.66        $  20.63       $ 22.04       $  21.42
                                          =======          ========        ========        ========       =======       ========
TOTAL RETURN(B).......................     (11.91)%          (21.63)%        (14.41)%          0.27%        11.40%         25.05%
                                          =======          ========        ========        ========       =======       ========
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in
  000's)..............................    $43,672          $121,485        $195,746        $280,339       $327,355      $275,378
Ratio of operating expenses to average
  net assets..........................       1.32%(f)          1.21%           1.21%           1.24%         1.22%          1.21%
Ratio of net investment income/(loss)
  to average net assets...............      (0.08)%(f)        (0.19)%         (0.30)%         (0.14)%       (0.09)%         0.00%(e)
Portfolio turnover rate...............         34%               20%             38%             44%           53%            34%
Ratio of operating expenses to average
  net assets without expense waivers
  and/or reimbursements...............       1.32%(f)          1.21%           1.42%           1.42%         1.39%          1.39%

------------

(a) The Munder Multi-Season Growth Fund Class K Shares commenced operations on June 23, 1995.

(b)  Total return represents aggregate total return for the period indicated.

(c)  Per share numbers have been calculated using the average shares method.

(d)  Amount represents less than $0.01 per share.

(e)  Amount represents less than 0.01%.

(f)  Annualized.

                       See Notes to Financial Statements.

MUNDER NETNET FUND(A)
      Financial Highlights, For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------

                                                                        K SHARES
                                                              ----------------------------
                                                              PERIOD ENDED      PERIOD
                                                              12/31/02(C)       ENDED
                                                              (UNAUDITED)       6/30/02(C)
                                                              ----------------------------
Net asset value, beginning of period........................     $10.66           $12.45
                                                                 ------           ------
LOSS FROM INVESTMENT OPERATIONS:
Net investment loss.........................................      (0.14)           (0.03)
Net realized and unrealized loss on investments.............      (0.54)           (1.76)
                                                                 ------           ------
Total from investment operations............................      (0.68)           (1.79)
                                                                 ------           ------
Net asset value, end of period..............................     $ 9.98           $10.66
                                                                 ======           ======
TOTAL RETURN(B).............................................      (6.38)%         (14.38)%
                                                                 ======           ======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)........................     $  393           $  610
Ratio of operating expenses to average net assets...........       3.19%(d)         2.60%(d)
Ratio of net investment loss to average net assets..........      (2.95)%(d)       (1.71)%(d)
Portfolio turnover rate.....................................         17%              50%
Ratio of operating expenses to average net assets without
  expense waivers...........................................       3.34%(d)         2.64%(d)

------------

(a) The Munder NetNet Fund Class K Shares commenced operations on April 30,
    2002.

(b) Total return represents aggregate total return for the period indicated.

(c) Per share numbers have been calculated using the average shares method.

(d) Annualized.

                       See Notes to Financial Statements.

MUNDER POWER PLUS FUND(A)
      Financial Highlights, For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------

                                                                               K SHARES
                                                              ------------------------------------------
                                                              PERIOD ENDED       YEAR            PERIOD
                                                              12/31/02(C)        ENDED           ENDED
                                                              (UNAUDITED)        6/30/02(C)      6/30/01
                                                              ------------------------------------------
Net asset value, beginning of period........................    $  7.42           $  9.86        $10.00
                                                                -------           -------        ------
LOSS FROM INVESTMENT OPERATIONS:
Net investment loss.........................................      (0.05)            (0.09)        (0.01)
Net realized and unrealized loss on investments.............      (1.52)            (2.29)        (0.13)
                                                                -------           -------        ------
Total from investment operations............................      (1.57)            (2.38)        (0.14)
                                                                -------           -------        ------
LESS DISTRIBUTIONS:
Distributions from net realized capital gain................         --             (0.06)           --
Distributions from capital..................................         --              0.00(e)         --
                                                                -------           -------        ------
Total distributions.........................................         --             (0.06)           --
                                                                -------           -------        ------
Net asset value, end of period..............................    $  5.85           $  7.42        $ 9.86
                                                                =======           =======        ======
TOTAL RETURN(B).............................................     (21.16)%          (24.11)%       (1.40)%
                                                                =======           =======        ======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)........................    $    34           $    43        $   62
Ratio of operating expenses to average net assets...........       2.00%(d)          1.76%         1.50%(d)
Ratio of net investment loss to average net assets..........      (1.54)%(d)        (1.15)%       (0.41)%(d)
Portfolio turnover rate.....................................         38%              107%           36%
Ratio of operating expenses to average net assets without
  expense waivers...........................................       2.01%(d)          1.76%         1.50%(d)

------------

(a) The Munder Power Plus Fund Class K Shares commenced operations on March 13, 2001.

(b) Total return represents aggregate total return for the period indicated.

(c) Per share numbers have been calculated using the average shares method.

(d) Annualized.

(e) Amount represents less than $0.01 per share.

                       See Notes to Financial Statements.

MUNDER REAL ESTATE EQUITY INVESTMENT FUND(A)
      Financial Highlights, For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------

                                                                                K SHARES
                                        -----------------------------------------------------------------------------------------
                                        PERIOD ENDED      YEAR            YEAR         YEAR            YEAR            YEAR
                                        12/31/02(C)       ENDED           ENDED        ENDED           ENDED           ENDED
                                        (UNAUDITED)       6/30/02(C)      6/30/01      6/30/00(C)      6/30/99(C)      6/30/98(C)
                                        -----------------------------------------------------------------------------------------
Net asset value, beginning of
  period..............................    $ 14.63          $ 13.20        $12.09        $ 12.78         $ 14.94         $ 14.40
                                          -------          -------        -------       -------         -------         -------
INCOME/(LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income.................       0.36             0.58          0.43           0.56            0.58            0.69
Net realized and unrealized
  gain/(loss) on investments..........      (1.40)            1.52          1.29          (0.57)          (1.64)           0.61
                                          -------          -------        -------       -------         -------         -------
Total from investment operations......      (1.04)            2.10          1.72          (0.01)          (1.06)           1.30
                                          -------          -------        -------       -------         -------         -------
LESS DISTRIBUTIONS:
Dividends from net investment
  income..............................      (0.37)           (0.50)        (0.43)         (0.56)          (0.61)          (0.62)
Distributions from net realized
  gains...............................         --               --            --             --           (0.39)          (0.14)
Distributions from capital............         --            (0.17)        (0.18)         (0.12)          (0.10)             --
                                          -------          -------        -------       -------         -------         -------
Total distributions...................      (0.37)           (0.67)        (0.61)         (0.68)          (1.10)          (0.76)
                                          -------          -------        -------       -------         -------         -------
Net asset value, end of period........    $ 13.22          $ 14.63        $13.20        $ 12.09         $ 12.78         $ 14.94
                                          =======          =======        =======       =======         =======         =======
TOTAL RETURN(B).......................      (7.06)%          16.55%        14.73%          0.55%          (6.66)%          8.92%
                                          =======          =======        =======       =======         =======         =======
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in
  000's)..............................    $ 2,663          $ 2,331        $1,712        $ 1,234         $ 2,277         $ 2,145
Ratio of operating expenses to average
  net assets..........................       1.43%(d)         1.20%         1.30%          1.33%           1.27%           1.28%
Ratio of net investment income to
  average net assets..................       5.45%(d)         4.33%         4.83%          4.90%           4.50%           4.15%
Portfolio turnover rate...............          9%              39%           30%            15%             22%             15%
Ratio of operating expenses to average
  net assets without expense
  waivers.............................       1.43(d)          1.21%         1.30%          1.33%           1.27%           1.28%

------------

(a) The Munder Real Estate Equity Investment Fund Class K Shares commenced operations on October 3, 1996.

(b) Total return represents aggregate total return for the period indicated.

(c) Per share numbers have been calculated using the average shares method.

(d) Annualized.

                       See Notes to Financial Statements.

MUNDER SMALL-CAP VALUE FUND(A)
      Financial Highlights, For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------

                                                                                K SHARES
                                        -----------------------------------------------------------------------------------------
                                        PERIOD ENDED      YEAR            YEAR         YEAR            YEAR            YEAR
                                        12/31/02(C)       ENDED           ENDED        ENDED           ENDED           ENDED
                                        (UNAUDITED)       6/30/02(C)      6/30/01      6/30/00(C)      6/30/99(C)      6/30/98(C)
                                        -----------------------------------------------------------------------------------------
Net asset value, beginning of
  period..............................    $ 16.93           $16.40        $12.17        $ 13.11         $ 14.25         $ 12.04
                                          -------           ------        ------        -------         -------         -------
INCOME/(LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income.................       0.06             0.09          0.18           0.04            0.05            0.08
Net realized and unrealized
  gain/(loss) on investments..........      (2.82)            1.43          4.17          (0.92)          (0.85)           2.83
                                          -------           ------        ------        -------         -------         -------
Total from investment operations......      (2.76)            1.52          4.35          (0.88)          (0.80)           2.91
                                          -------           ------        ------        -------         -------         -------
LESS DISTRIBUTIONS:
Dividends from net investment
  income..............................         --            (0.05)        (0.12)         (0.06)          (0.06)          (0.06)
Distributions in excess of net
  investment income...................         --               --            --             --           (0.01)             --
Distributions from net realized
  capital gains.......................      (0.12)           (0.94)           --             --           (0.27)          (0.64)
                                          -------           ------        ------        -------         -------         -------
Total distributions...................    $ (0.12)          $(0.99)       $(0.12)       $ (0.06)        $ (0.34)        $ (0.70)
                                          =======           ======        ======        =======         =======         =======
Net asset value, end of period........    $ 14.05           $16.93        $16.40        $ 12.17         $ 13.11         $ 14.25
                                          =======           ======        ======        =======         =======         =======
TOTAL RETURN(B).......................     (16.25)%          10.52%        35.87%         (6.73)%         (5.33)%         24.53%
                                          =======           ======        ======        =======         =======         =======
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in
  000's)..............................    $ 5,300           $6,530        $9,673        $15,571         $74,472         $84,699
Ratio of operating expenses to average
  net assets..........................       1.60%(d)         1.41%         1.29%          1.31%           1.23%           1.27%
Ratio of net investment income to
  average net assets..................       0.80%(d)         0.56%         0.92%          0.31%           0.45%           0.56%
Portfolio turnover rate...............         32%              85%          140%            76%             69%             53%
Ratio of operating expenses to average
  net assets without expense
  waivers.............................       1.61%(d)         1.42%         1.29%          1.31%           1.23%           1.27%

------------

(a) The Munder Small-Cap Value Fund Class K Shares commenced operations on December 31, 1996.

(b) Total return represents aggregate total return for the period indicated.

(c) Per share numbers have been calculated using the average shares method.

(d) Annualized.

                       See Notes to Financial Statements.

MUNDER SMALL COMPANY GROWTH FUND(A)
      Financial Highlights, For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------

                                                                               K SHARES
                                     --------------------------------------------------------------------------------------------
                                     PERIOD ENDED      YEAR            YEAR            YEAR            YEAR            YEAR
                                     12/31/02(C)       ENDED           ENDED           ENDED           ENDED           ENDED
                                     (UNAUDITED)       6/30/02(C)      6/30/01(C)      6/30/00(C)      6/30/99(C)      6/30/98(C)
                                     --------------------------------------------------------------------------------------------
Net asset value, beginning of
  period...........................    $ 11.19          $ 14.75         $ 19.88         $ 16.54         $  19.96        $  21.62
                                       -------          -------         -------         -------         --------        --------
INCOME/(LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment loss................      (0.06)           (0.11)          (0.11)          (0.15)           (0.07)          (0.13)
Net realized and unrealized
  gain/(loss) on investments.......      (2.30)           (3.45)          (4.05)           3.49            (2.14)           2.58
                                       -------          -------         -------         -------         --------        --------
Total from investment operations...      (2.36)           (3.56)          (4.16)           3.34            (2.21)           2.45
                                       -------          -------         -------         -------         --------        --------
LESS DISTRIBUTIONS:
Distributions from net realized
  capital gains....................         --               --           (0.44)             --            (1.21)          (4.11)
Distributions in excess of net
  realized gains...................         --               --           (0.42)             --               --              --
Distributions from capital.........         --               --           (0.11)             --               --              --
                                       -------          -------         -------         -------         --------        --------
Total distributions................         --               --           (0.97)             --            (1.21)          (4.11)
                                       -------          -------         -------         -------         --------        --------
Net asset value, end of period.....    $  8.83          $ 11.19         $ 14.75         $ 19.88         $  16.54        $  19.96
                                       =======          =======         =======         =======         ========        ========
TOTAL RETURN(B)....................     (21.16)%         (24.07)%        (21.43)%         20.33%          (10.92)%         12.36%
                                       =======          =======         =======         =======         ========        ========
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in
  000's)...........................    $ 6,222          $10,506         $25,378         $55,092         $123,341        $159,837
Ratio of operating expenses to
  average net assets...............       1.59%(d)         1.33%           1.28%           1.26%            1.22%           1.20%
Ratio of net investment loss to
  average net assets...............      (1.22)%(d)       (0.91)%         (0.69)%         (0.89)%          (0.44)%         (0.57)%
Portfolio turnover rate............         19%              61%            162%            158%             108%            123%
Ratio of operating expenses to
  average net assets without
  expense waivers..................       1.59%(d)         1.33%           1.28%           1.26%            1.22%           1.20%

------------

(a) The Munder Small Company Growth Fund Class K Shares commenced operations on November 23, 1992.

(b) Total return represents aggregate total return for the period indicated.

(c) Per share numbers have been calculated using the average shares method.

(d) Annualized.

                       See Notes to Financial Statements.

MUNDER BOND FUND(A)
      Financial Highlights, For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------

                                                                               K SHARES
                                     --------------------------------------------------------------------------------------------
                                     PERIOD ENDED      YEAR            YEAR            YEAR            YEAR            YEAR
                                     12/31/02(C)       ENDED           ENDED           ENDED           ENDED           ENDED
                                     (UNAUDITED)       6/30/02(C)      6/30/01(C)      6/30/00(C)      6/30/99(C)      6/30/98(C)
                                     --------------------------------------------------------------------------------------------
Net asset value, beginning of
  period...........................    $  9.35          $  9.50         $  9.24         $  9.62         $  9.99         $  9.57
                                       -------          -------         -------         -------         -------         -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..............       0.21             0.53            0.60            0.57            0.58            0.59
Net realized and unrealized
  gain/(loss) on investments.......       0.30            (0.12)           0.28           (0.32)          (0.40)           0.40
                                       -------          -------         -------         -------         -------         -------
Total from investment operations...       0.51             0.41            0.88            0.25            0.18            0.99
                                       -------          -------         -------         -------         -------         -------
LESS DISTRIBUTIONS:
Dividends from net investment
  income...........................      (0.24)           (0.56)          (0.62)          (0.57)          (0.55)          (0.57)
Distributions from net realized
  capital gains....................         --               --              --           (0.06)             --              --
                                       -------          -------         -------         -------         -------         -------
Total distributions................      (0.24)           (0.56)          (0.62)          (0.63)          (0.55)          (0.57)
                                       -------          -------         -------         -------         -------         -------
Net asset value, end of period.....    $  9.62          $  9.35         $  9.50         $  9.24         $  9.62         $  9.99
                                       =======          =======         =======         =======         =======         =======
TOTAL RETURN(B)....................       5.50%            4.41%           9.79%           2.68%           1.72%          10.57%
                                       =======          =======         =======         =======         =======         =======
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in
  000's)...........................    $43,230          $46,312         $48,685         $40,150         $51,465         $43,281
Ratio of operating expenses to
  average net assets...............       1.05%(d)         0.95%           0.98%           0.99%           0.97%           0.96%
Ratio of net investment income to
  average net assets...............       4.42%(d)         5.59%           6.30%           6.10%           5.77%           5.93%
Portfolio turnover rate............         76%             185%            347%            205%            142%            222%
Ratio of operating expenses to
  average net assets without
  expense waivers..................       1.05%(d)         0.95%           0.98%           0.99%           0.97%           0.96%

------------

(a) The Munder Bond Fund Class K Shares commenced operations on November 23,
    1992.

(b) Total return represents aggregate total return for the period indicated.

(c) Per share numbers have been calculated using the average shares method.

(d) Annualized.

                       See Notes to Financial Statements.

MUNDER INTERMEDIATE BOND FUND(A)
      Financial Highlights, For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------

                                                                                K SHARES
                                       ------------------------------------------------------------------------------------------
                                       PERIOD ENDED      YEAR            YEAR          YEAR            YEAR            YEAR
                                       12/31/02(C)       ENDED           ENDED         ENDED           ENDED           ENDED
                                       (UNAUDITED)       6/30/01(C)      6/30/01       6/30/00(C)      6/30/99(C)      6/30/98(C)
                                       ------------------------------------------------------------------------------------------
Net asset value, beginning of
  period.............................    $   9.48         $   9.37       $   9.08       $   9.26        $   9.50        $   9.33
                                         --------         --------       --------       --------        --------        --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income................        0.20             0.49           0.55           0.51            0.51            0.55
Net realized and unrealized
  gain/(loss) on investments.........        0.23             0.13           0.29          (0.17)          (0.24)           0.15
                                         --------         --------       --------       --------        --------        --------
Total from investment operations.....        0.43             0.62           0.84           0.34            0.27            0.70
                                         --------         --------       --------       --------        --------        --------
LESS DISTRIBUTIONS:
Dividends from net investment
  income.............................       (0.23)           (0.51)         (0.55)         (0.52)          (0.51)          (0.53)
                                         --------         --------       --------       --------        --------        --------
Total distributions..................       (0.23)           (0.51)         (0.55)         (0.52)          (0.51)          (0.53)
                                         --------         --------       --------       --------        --------        --------
Net asset value, end of period.......    $   9.68         $   9.48       $   9.37       $   9.08        $   9.26        $   9.50
                                         ========         ========       ========       ========        ========        ========
TOTAL RETURN(B)......................        4.60%            6.72%          9.50%          3.80%           2.83%           7.73%
                                         ========         ========       ========       ========        ========        ========
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in
  000's).............................    $237,293         $242,929       $254,904       $268,001        $339,622        $355,840
Ratio of operating expenses to
  average net assets.................        0.97%(d)         0.94%          0.96%          0.96%           0.95%           0.93%
Ratio of net investment income to
  average net assets.................        4.11%(d)         5.13%          5.87%          5.63%           5.38%           5.77%
Portfolio turnover rate..............          38%              85%           179%           130%            128%            194%
Ratio of operating expenses to
  average net assets without expense
  waivers............................        0.97%(d)         0.94%          0.96%          0.96%           0.95%           0.93%

------------

(a) The Munder Intermediate Bond Fund Class K Shares commenced operations on November 20, 1992.

(b) Total return represents aggregate total return for the period indicated.

(c) Per share numbers have been calculated using the average shares method.

(d) Annualized.

                       See Notes to Financial Statements.

MUNDER INTERNATIONAL BOND FUND(A)
      Financial Highlights, For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------

                                                                                K SHARES
                                        -----------------------------------------------------------------------------------------
                                        PERIOD ENDED      YEAR            YEAR            YEAR            YEAR            YEAR
                                        12/31/02(C)       ENDED           ENDED           ENDED           ENDED           ENDED
                                        (UNAUDITED)       6/30/02(C)      6/30/01(C)      6/30/00(C)      6/30/99(C)      6/30/98
                                        -----------------------------------------------------------------------------------------
Net asset value, beginning of
  period..............................    $  9.72           $ 8.61          $ 9.29          $ 9.75          $ 9.67        $ 9.83
                                          -------           ------          ------          ------          ------        ------
INCOME/(LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income.................       0.13             0.26            0.25            0.28            0.31          0.19
Net realized and unrealized
  gain/(loss) on investments..........       0.78             0.99           (0.93)          (0.24)           0.10         (0.11)
                                          -------           ------          ------          ------          ------        ------
Total from investment operations......       0.91             1.25           (0.68)           0.04            0.41          0.08
                                          -------           ------          ------          ------          ------        ------
LESS DISTRIBUTIONS:
Dividends from net investment
  income..............................      (0.09)           (0.14)             --           (0.50)          (0.18)        (0.22)
Distributions from net realized
  gains...............................         --               --              --              --           (0.15)        (0.02)
Distributions from capital............         --            (0.00)(e)          --              --              --            --
                                          -------           ------          ------          ------          ------        ------
Total distributions...................      (0.09)           (0.14)             --           (0.50)          (0.33)        (0.24)
                                          -------           ------          ------          ------          ------        ------
Net asset value, end of period........    $ 10.54           $ 9.72          $ 8.61          $ 9.29          $ 9.75        $ 9.67
                                          =======           ======          ======          ======          ======        ======
TOTAL RETURN(B).......................       9.41%           14.60%          (7.32)%          0.24%           3.92%         0.80%
                                          =======           ======          ======          ======          ======        ======
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in
  000's)..............................    $     5           $    7          $   95          $   44          $   27        $   77
Ratio of operating expenses to average
  net assets..........................       1.31%(d)         1.14%           1.10%           1.16%           1.14%         1.11%
Ratio of net investment income to
  average net assets..................       2.62%(d)         2.83%           2.78%           2.94%           3.03%         3.53%
Portfolio turnover rate...............         47%              25%             87%            138%             59%           81%
Ratio of operating expenses to average
  net assets without expense
  waivers.............................       1.32%(d)         1.14%           1.10%           1.16%           1.14%         1.11%

------------

(a) The Munder International Bond Fund Class K Shares commenced operations on March 25, 1997.

(b) Total return represents aggregate total return for the period indicated.

(c) Per share numbers have been calculated using the average shares method.

(d) Annualized.

(e) Amount represents less than $0.01 per share.

                       See Notes to Financial Statements.

MUNDER U.S. GOVERNMENT INCOME FUND(A)
      Financial Highlights, For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------

                                                                                 K SHARES
                                         ----------------------------------------------------------------------------------------
                                         PERIOD ENDED      YEAR            YEAR          YEAR            YEAR            YEAR
                                         12/31/02(C)       ENDED           ENDED         ENDED           ENDED           ENDED
                                         (UNAUDITED)       6/30/02(C)      6/30/01       6/30/00(C)      6/30/99(C)      6/30/98
                                         ----------------------------------------------------------------------------------------
Net asset value, beginning of period...  $    10.55         $  10.21       $   9.79       $  10.03        $  10.38       $  10.09
                                         ------------       --------       --------       --------        --------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................        0.26             0.56(e)        0.59           0.60            0.59           0.60
Net realized and unrealized gain/(loss)
  on investments.......................        0.24             0.36           0.44          (0.24)          (0.37)          0.36
                                         ------------       --------       --------       --------        --------       --------
Total from investment operations.......        0.50             0.92           1.03           0.36            0.22           0.96
                                         ------------       --------       --------       --------        --------       --------
LESS DISTRIBUTIONS:
Dividends from net investment income...       (0.29)           (0.58)         (0.61)         (0.60)          (0.55)         (0.61)
Distributions from net realized
  gains................................          --               --             --          (0.00)(d)       (0.01)         (0.06)
Distributions in excess of net realized
  gains................................          --               --             --          (0.00)(d)       (0.01)            --
                                         ------------       --------       --------       --------        --------       --------
Total distributions....................       (0.29)           (0.58)         (0.61)         (0.60)          (0.57)         (0.67)
                                         ------------       --------       --------       --------        --------       --------
Net asset value, end of period.........  $    10.76         $  10.55       $  10.21       $   9.79        $  10.03       $  10.38
                                         ============       ========       ========       ========        ========       ========
TOTAL RETURN(B)........................        4.80%            9.25%         10.74%          3.74%           2.11%          9.70%
                                         ============       ========       ========       ========        ========       ========
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...  $  142,503         $153,065       $170,872       $177,334        $213,327       $219,724
Ratio of operating expenses to average
  net assets...........................        1.01%(e)         0.94%          0.97%          0.97%           0.96%          0.94%
Ratio of net investment income to
  average net assets...................        4.82%(e)         5.37%(e)       5.86%          6.07%           5.74%          6.00%
Portfolio turnover rate................          20%              19%            23%            15%             23%            85%
Ratio of operating expenses to average
  net assets without expense waivers...        1.01%(e)         0.94%          0.97%          0.97%           0.96%          0.94%

------------

(a) The Munder U.S. Government Income Fund Class K Shares commenced operations on July 5, 1994.

(b) Total return represents aggregate total return for the period indicated.

(c) Per share numbers have been calculated using the average shares method.

(d) Amount Represents less than $0.01 per share.

(e) Annualized.

                       See Notes to Financial Statements.

MUNDER MICHIGAN TAX-FREE BOND FUND(A)
      Financial Highlights, For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------

                                                                                   K SHARES
                                              -----------------------------------------------------------------------------------
                                              PERIOD ENDED      YEAR            YEAR         YEAR         YEAR            YEAR
                                              12/31/02(C)       ENDED           ENDED        ENDED        ENDED           ENDED
                                              (UNAUDITED)       6/30/02(C)      6/30/01      6/30/00      6/30/99(C)      6/30/98
                                              -----------------------------------------------------------------------------------
Net asset value, beginning of period........    $ 10.21          $  9.97        $  9.45      $  9.62       $ 10.06        $  9.64
                                                -------          -------        -------      -------       -------        -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................       0.18             0.39           0.39         0.39          0.39           0.42
Net realized and unrealized gain/(loss) on
  investments...............................       0.30             0.24           0.52        (0.16)        (0.28)          0.44
                                                -------          -------        -------      -------       -------        -------
Total from investment operations............       0.48             0.63           0.91         0.23          0.11           0.86
                                                -------          -------        -------      -------       -------        -------
LESS DISTRIBUTIONS:
Dividends from net investment income........      (0.19)           (0.39)         (0.39)       (0.40)        (0.39)         (0.42)
Distributions from net realized gains.......         --               --             --           --         (0.16)         (0.02)
                                                -------          -------        -------      -------       -------        -------
Total distributions.........................      (0.19)           (0.39)         (0.39)       (0.40)        (0.55)         (0.44)
                                                -------          -------        -------      -------       -------        -------
Net asset value, end of period..............    $ 10.50          $ 10.21        $  9.97      $  9.45       $  9.62        $ 10.06
                                                =======          =======        =======      =======       =======        =======
TOTAL RETURN(B).............................       4.69%            6.47%          9.75%        2.48%         0.99%          9.02%
                                                =======          =======        =======      =======       =======        =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
  DATA:
Net assets, end of period (in 000's)........    $37,403          $41,647        $45,498      $45,515       $64,065        $57,574
Ratio of operating expenses to average net
  assets....................................       1.17%(d)         0.93%          0.98%        1.03%         1.00%          0.98%
Ratio of net investment income to average
  net assets................................       3.45%(d)         3.83%          3.98%        4.14%         3.89%          4.29%
Portfolio turnover rate.....................          3%              10%            11%          13%           33%            34%
Ratio of operating expenses to average net
  assets without expense waivers............       1.17%(d)         0.93%          0.98%        1.03%         1.00%          0.98%

------------

(a) The Munder Michigan Tax-Free Bond Fund Class K Shares commenced operations on January 3, 1994.

(b) Total return represents aggregate total return for the period indicated.

(c) Per share numbers have been calculated using the average shares method.

(d) Annualized.

                       See Notes to Financial Statements.

MUNDER TAX-FREE BOND FUND (A)
      Financial Highlights, For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------

                                                                                 K SHARES
                                         ----------------------------------------------------------------------------------------
                                         PERIOD ENDED      YEAR            YEAR            YEAR            YEAR          YEAR
                                         12/31/02          ENDED           ENDED           ENDED           ENDED         ENDED
                                         (UNAUDITED)       6/30/02(C)      6/30/01(C)      6/30/00(C)      6/30/99       6/30/98
                                         ----------------------------------------------------------------------------------------
Net asset value, beginning of period...    $ 10.46          $  10.29        $   9.79        $  10.03       $  10.74      $  10.52
                                           -------          --------        --------        --------       --------      --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................       0.19              0.40            0.41            0.41           0.42          0.49
Net realized and unrealized gain/(loss)
  on investments.......................       0.29              0.24            0.50           (0.15)         (0.32)         0.38
                                           -------          --------        --------        --------       --------      --------
Total from investment operations.......       0.48              0.64            0.91            0.26           0.10          0.87
                                           -------          --------        --------        --------       --------      --------
LESS DISTRIBUTIONS:
Dividends from net investment income...      (0.19)            (0.40)          (0.41)          (0.42)         (0.42)        (0.49)
Distributions from net realized
  gains................................      (0.31)            (0.07)             --           (0.08)         (0.39)        (0.16)
                                           -------          --------        --------        --------       --------      --------
Total distributions....................      (0.50)            (0.47)          (0.41)          (0.50)         (0.81)        (0.65)
                                           -------          --------        --------        --------       --------      --------
Net asset value, end of period.........    $ 10.44          $  10.46        $  10.29        $   9.79       $  10.03      $  10.74
                                           =======          ========        ========        ========       ========      ========
TOTAL RETURN(B)........................       4.58%             6.38%           9.45%           2.73%          0.82%         8.43%
                                           =======          ========        ========        ========       ========      ========
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...    $87,553          $100,635        $122,217        $134,676       $173,863      $194,077
Ratio of operating expenses to average
  net assets...........................       1.14%(d)          0.95%           1.01%           1.00%          0.98%         0.93%
Ratio of net investment income to
  average net assets...................       3.47%(d)          3.83%           4.05%           4.26%          3.94%         4.60%
Portfolio turnover rate................          3%               17%             19%              6%            32%           61%
Ratio of operating expenses to average
  net assets without expense waivers...       1.14%(d)          0.95%           1.01%           1.00%          0.98%         0.93%

------------

(a) The Munder Tax-Free Bond Fund Class K Shares commenced operations on July 5, 1994.

(b) Total return represents aggregate total return for the period indicated.

(c) Per share numbers have been calculated using the average shares method.

(d) Annualized.

                       See Notes to Financial Statements.

MUNDER TAX-FREE SHORT-INTERMEDIATE BOND FUND(A)
      Financial Highlights, For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------

                                                                                K SHARES
                                        -----------------------------------------------------------------------------------------
                                        PERIOD ENDED      YEAR            YEAR            YEAR            YEAR            YEAR
                                        12/31/02          ENDED           ENDED           ENDED           ENDED           ENDED
                                        (UNAUDITED)       6/30/02(C)      6/30/01(C)      6/30/00(C)      6/30/99(C)      6/30/98
                                        -----------------------------------------------------------------------------------------
Net asset value, beginning of
  period..............................    $  10.55         $  10.40        $  10.05        $  10.22        $  10.46     $  10.41
                                          --------         --------        --------        --------        --------     --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.................        0.17             0.37            0.39            0.38            0.38         0.43
Net realized and unrealized
  gain/(loss) on investments..........        0.16             0.21            0.35           (0.12)          (0.14)        0.13
                                          --------         --------        --------        --------        --------     --------
Total from investment operations......        0.33             0.58            0.74            0.26            0.24         0.56
                                          --------         --------        --------        --------        --------     --------
LESS DISTRIBUTIONS:
Dividends from net investment
  income..............................       (0.18)           (0.37)          (0.39)          (0.38)          (0.38)       (0.42)
Distributions from net realized
  gains...............................       (0.09)           (0.06)             --           (0.05)          (0.10)       (0.09)
                                          --------         --------        --------        --------        --------     --------
Total distributions...................       (0.27)           (0.43)          (0.39)          (0.43)          (0.48)       (0.51)
                                          --------         --------        --------        --------        --------     --------
Net asset value, end of period........    $  10.61         $  10.55        $  10.40        $  10.05        $  10.22     $  10.46
                                          ========         ========        ========        ========        ========     ========
TOTAL RETURN(B).......................        3.07%            5.70%           7.51%           2.68%           2.27%        5.44%
                                          ========         ========        ========        ========        ========     ========
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in
  000's)..............................    $141,553         $152,770        $171,009        $201,005        $268,948     $295,601
Ratio of operating expenses to average
  net assets..........................        1.01%(d)         0.94%           0.97%           0.97%           0.96%        0.94%
Ratio of net investment income to
  average net assets..................        3.23%(d)         3.55%           3.79%           3.75%           3.63%        4.07%
Portfolio turnover rate...............           6%              10%             23%             15%             25%          27%
Ratio of operating expenses to average
  net assets without expense
  waivers.............................        1.01%(d)         0.94%           0.97%           0.97%           0.96%        0.94%

------------

(a) The Munder Tax-Free Short-Intermediate Bond Fund Class K Shares commenced operations on February 9, 1987.

(b) Total return represents aggregate total return for the period.

(c) Per share numbers have been calculated using the average shares method.

(d) Annualized.

                       See Notes to Financial Statements.

MUNDER CASH INVESTMENT FUND(A)
      Financial Highlights, For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------

                                                                                    K SHARES
                                               ----------------------------------------------------------------------------------
                                               PERIOD ENDED      YEAR          YEAR          YEAR          YEAR          YEAR
                                               12/31/02          ENDED         ENDED         ENDED         ENDED         ENDED
                                               (UNAUDITED)       6/30/02       6/30/01       6/30/00       6/30/99       6/30/98
                                               ----------------------------------------------------------------------------------
Net asset value, beginning of period.........  $     1.00        $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                               ------------      --------      --------      --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income........................       0.006           0.021         0.053         0.051         0.046         0.050
                                               ------------      --------      --------      --------      --------      --------
Total from investment operations.............       0.006           0.021         0.053         0.051         0.046         0.050
                                               ------------      --------      --------      --------      --------      --------
LESS DISTRIBUTIONS:
Dividends from net investment income.........      (0.006)         (0.021)       (0.053)       (0.051)       (0.046)       (0.050)
                                               ------------      --------      --------      --------      --------      --------
Total distributions..........................      (0.006)         (0.021)       (0.053)       (0.051)       (0.046)       (0.050)
                                               ------------      --------      --------      --------      --------      --------
Net asset value, end of period...............  $     1.00        $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                               ============      ========      ========      ========      ========      ========
TOTAL RETURN(B)..............................        0.58%           2.08%         5.46%         5.23%         4.68%         5.14%
                                               ============      ========      ========      ========      ========      ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
  DATA:
Net assets, end of period (in 000's).........  $  670,664        $702,492      $849,108      $811,582      $869,709      $672,842
Ratio of operating expenses to average net
  assets.....................................        0.69%(c)        0.66%         0.71%         0.70%         0.68%         0.66%
Ratio of net investment income to average net
  assets.....................................        1.16%(c)        2.07%         5.30%         5.11%         4.57%         5.02%
Ratio of operating expenses to average net
  assets without expense waivers.............        0.69%(c)        0.66%         0.71%         0.70%         0.68%         0.66%

------------

(a) The Munder Cash Investment Fund Class K Shares commenced operations on November 23, 1992.

(b) Total return represents aggregate total return for the period indicated.

(c) Annualized.

                       See Notes to Financial Statements.

MUNDER TAX-FREE MONEY MARKET FUND(A)
      Financial Highlights, For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------

                                                                                K SHARES
                                              -----------------------------------------------------------------------------
                                              PERIOD ENDED      YEAR         YEAR         YEAR         YEAR         YEAR
                                              12/31/02          ENDED        ENDED        ENDED        ENDED        ENDED
                                              (UNAUDITED)       6/30/02      6/30/01      6/30/00      6/30/99      6/30/98
                                              -----------------------------------------------------------------------------
Net asset value, beginning of period........    $   1.00       $   1.00    $   1.00     $   1.00     $   1.00     $   1.00
                                                --------       --------    --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................       0.004          0.013       0.031        0.030        0.026        0.029
                                                --------       --------    --------     --------     --------     --------
Total from investment operations............       0.004          0.013       0.031        0.030        0.026        0.029
                                                --------       --------    --------     --------     --------     --------
LESS DISTRIBUTIONS:
Dividends from net investment income........      (0.004)        (0.013)     (0.031)      (0.030)      (0.026)      (0.029)
                                                --------       --------    --------     --------     --------     --------
Total distributions.........................      (0.004)        (0.013)     (0.031)      (0.030)      (0.026)      (0.029)
                                                --------       --------    --------     --------     --------     --------
Net asset value, end of period..............    $   1.00       $   1.00    $   1.00     $   1.00     $   1.00     $   1.00
                                                ========       ========    ========     ========     ========     ========
TOTAL RETURN(B).............................        0.37%          1.34%       3.19%        3.04%        2.61%        2.98%
                                                ========       ========    ========     ========     ========     ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
  DATA:
Net assets, end of period (in 000's)........    $191,503       $195,584    $246,089     $229,726     $289,536     $205,600
Ratio of operating expenses to average net
  assets....................................        0.71%(c)       0.65%       0.71%        0.71%        0.70%        0.69%
Ratio of net investment income to average
  net assets................................        0.74%(c)       1.34%       3.16%        2.99%        2.57%        2.93%
Ratio of operating expenses to average net
  assets without expense waivers............        0.71%(c)       0.65%       0.71%        0.71%        0.70%        0.69%

------------

(a) The Munder Tax-Free Money Market Fund Class K Shares commenced operations on November 23, 1992.

(b) Total return represents aggregate total return for the period indicated.

(c) Annualized.

                       See Notes to Financial Statements.

MUNDER U.S. TREASURY MONEY MARKET FUND(A)
      Financial Highlights, For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------

                                                                                      K SHARES
                                                    -----------------------------------------------------------------------------
                                                    PERIOD ENDED      YEAR         YEAR         YEAR         YEAR         YEAR
                                                    12/31/02          ENDED        ENDED        ENDED        ENDED        ENDED
                                                    (UNAUDITED)       6/30/02      6/30/01      6/30/00      6/30/99      6/30/98
                                                    -----------------------------------------------------------------------------
Net asset value, beginning of period..............    $  1.00         $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                      -------         -------      -------      -------      -------      -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.............................      0.004           0.017        0.049        0.047        0.042        0.048
                                                      -------         -------      -------      -------      -------      -------
Total from investment operations..................      0.004           0.017        0.049        0.047        0.042        0.048
                                                      -------         -------      -------      -------      -------      -------
LESS DISTRIBUTIONS:
Dividends from net investment income..............     (0.004)         (0.017)      (0.049)      (0.047)      (0.042)      (0.048)
Distributions from net realized gains.............     (0.000)(d)          --           --           --           --           --
                                                      -------         -------      -------      -------      -------      -------
Total distributions...............................     (0.004)         (0.017)      (0.049)      (0.047)      (0.042)      (0.048)
                                                      -------         -------      -------      -------      -------      -------
Net asset value, end of period....................    $  1.00         $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                      =======         =======      =======      =======      =======      =======
TOTAL RETURN(B)...................................       0.43%           1.66%        4.98%        4.77%        4.33%        4.87%
                                                      =======         =======      =======      =======      =======      =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)..............    $30,575         $24,121      $49,976      $13,440      $21,777      $41,247
Ratio of operating expenses to average net
  assets..........................................       0.87%(c)        0.70%        0.76%        0.76%        0.73%        0.72%
Ratio of net investment income to average net
  assets..........................................       0.77%(c)        1.67%        4.82%        4.65%        4.23%        4.77%
Ratio of operating expenses to average net assets
  without expense waivers.........................       0.87%(c)        0.70%        0.76%        0.76%        0.73%        0.72%

------------

(a) The Munder U. S. Treasury Money Market Fund Class K Shares commenced operations on November 25, 1992.

(b) Total return represents aggregate total return for the period indicated.

(c) Annualized.

(d) Amount represents less than $0.001 per share.

                       See Notes to Financial Statements.

THE MUNDER FUNDS
      Notes to Financial Statements, December 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     As of December 31, 2002, the Munder Funds (sometimes referred to as the "Funds") consisted of 36 portfolios, each of which is a series of The Munder Funds, Inc. ("MFI"), The Munder Funds Trust ("MFT"), The Munder Framlington Funds Trust ("Framlington"), St. Clair Funds, Inc. ("St. Clair"), or Munder @Vantage Fund ("@Vantage"). Information presented in these financial statements pertains only to the funds set forth below (each, a "Fund").

MFI:
EQUITY FUNDS
Munder Bio(Tech)(2) Fund
Munder Future Technology Fund
Munder Large-Cap Growth Fund
Munder Micro-Cap Equity Fund
Munder MidCap Select Fund
Munder Multi-Season Growth Fund
Munder NetNet Fund
Munder Power Plus Fund
Munder Real Estate Equity Investment Fund
Munder Small-Cap Value Fund

INCOME FUND
Munder International Bond Fund

FRAMLINGTON:
EQUITY FUNDS
Munder Emerging Markets Fund
Munder Healthcare Fund
Munder International Growth Fund
MFT:
EQUITY FUNDS
Munder Balanced Fund
Munder Index 500 Fund
Munder International Equity Fund
Munder Large-Cap Value Fund
Munder Small Company Growth Fund

INCOME FUNDS
Munder Bond Fund
Munder Intermediate Bond Fund
Munder U.S. Government Income Fund
Munder Michigan Tax-Free Bond Fund
Munder Tax-Free Bond Fund
Munder Tax-Free Short-Intermediate
  Bond Fund

MONEY MARKET FUNDS
Munder Cash Investment Fund
Munder Tax-Free Money Market Fund
Munder U.S. Treasury Money Market Fund

     MFI is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and was organized as a Maryland corporation on November 18, 1992. MFT is registered under the 1940 Act as an open-end management investment company, and was organized as a Massachusetts business trust on August 30, 1989. Framlington is registered under the 1940 Act as an open-end management investment company, and was organized as a Massachusetts business trust on October 30, 1996. Each Fund is classified as a diversified management investment company under the 1940 Act, other than Munder Future Technology Fund and Munder International Bond Fund, which are each classified as non-diversified.

     Each Equity and Income Fund (with the exception of the Munder Bio(Tech)(2) Fund, Munder Future Technology Fund, Munder Index 500 Fund, Munder Large-Cap Growth Fund, Munder MidCap Select Fund and Munder Power Plus Fund) offer five classes of shares -- Class A, Class B, Class C, Class K and Class Y Shares. Munder Bio(Tech)(2) Fund, Munder Future Technology Fund, Munder Large-Cap Growth Fund, Munder MidCap Select Fund and Munder Power Plus Fund offer five classes of shares -- Class A, Class B, Class II, Class K and Class Y Shares. Munder Index 500 Fund offers four classes of shares -- Class A, Class B, Class K and Class Y shares. Each Money Market Fund (with the exception of the Munder Cash Investment
Fund) offers three classes of shares -- Class A, Class K and Class Y Shares. The Munder Cash Investment Fund offers five classes of shares -- Class A, Class B, Class C, Class K and Class Y Shares. Financial statements for Class A, Class B, Class C, Class II and Class Y Shares of each Fund and for all classes of the other Munder Funds are presented in separate annual reports.

     On October 31, 2002, Munder Framlington Emerging Markets Fund, Munder Framlington Healthcare Fund and Munder Framlington International Growth Fund changed their names to Munder Emerging Markets Fund, Munder Healthcare Fund and Munder International Growth Fund, respectively.

     On December 11, 2002, shareholders of the Munder Money Market Fund approved the acquisition of all of its assets and the assumption of all of its liabilities by the Munder Cash Investment Fund in exchange for shares of the

THE MUNDER FUNDS
      Notes to Financial Statements, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

Munder Cash Investment Fund and the subsequent liquidation of the Munder Money Market Fund. This transaction was completed on January 17, 2003, and therefore is not reflected in these financial statements.

     On May 3, 2002, the Munder Large-Cap Growth Fund acquired all of the assets of the Munder Digital Economy Fund, each a series of MFI, and assumed all liabilities of the Munder Digital Economy Fund in exchange for shares of the Munder Large-Cap Growth Fund and the subsequent liquidation of the Munder Digital Economy Fund. The Agreement and Plan of Reorganization was approved by the shareholders of each affected Fund at a Special Meeting of the Shareholders held on May 1, 2002.

Number of shares issued of Munder Large-Cap Growth Fund for
  shares of Munder Digital Economy Fund
  Class A...................................................        230,638
  Class B...................................................        513,511
  Class II..................................................        324,039
  Class K...................................................            545
  Class Y...................................................         35,040
Unrealized appreciation/(depreciation) immediately prior to
  acquisition of all assets and assumption of all
  liabilities of Munder Digital Economy Fund................    $(1,561,949)

There were no undistributed income or gain amounts unpaid prior to the merger of the Munder Digital Economy Fund.

                                                              PRIOR TO MERGER    AFTER MERGER
                                                              -------------------------------
Net assets of Munder Digital Economy Fund
  Class A...................................................    $ 1,568,209      $        --
  Class B...................................................      3,440,568               --
  Class II..................................................      2,164,413               --
  Class K...................................................          3,708               --
  Class Y...................................................        238,285               --
Net assets of Munder Large-Cap Growth Fund
  Class A...................................................    $   921,675      $ 2,489,884
  Class B...................................................      1,859,129        5,299,697
  Class II..................................................      7,157,909        9,322,322
  Class K...................................................            986            4,694
  Class Y...................................................     14,391,421       14,629,706

     On May 3, 2002, the Munder Large-Cap Value Fund, a series of MFT, acquired all of the assets of the Munder Framlington Global Financial Services Fund, a series of Framlington, and assumed all liabilities of the Munder Framlington Global Financial Services Fund in exchange for shares of the Munder Large-Cap Value Fund and the subsequent liquidation of the Munder Framlington Global Financial Services Fund. The Agreement and Plan of Reorganization was approved by the shareholders of each affected Fund at a Special Meeting of the Shareholders held on May 1, 2002.

Number of shares issued of Munder Large-Cap Value Fund for
  shares of Munder Framlington Global Financial Services
  Fund
  Class A...................................................      70,124
  Class B...................................................      87,311
  Class C...................................................      47,788
  Class Y...................................................       6,421
Unrealized appreciation/(depreciation) immediately prior to
  acquisition of all assets and assumption of all
  liabilities of Munder Framlington Global Financial
  Services Fund.............................................    $(64,642)

There were no undistributed income or gain amounts unpaid prior to the merger of the Munder Framlington Global Financial Services Fund.

THE MUNDER FUNDS
      Notes to Financial Statements, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                                              PRIOR TO MERGER    AFTER MERGER
                                                              -------------------------------
Net assets of Munder Framlington Global Financial Services
  Fund
  Class A...................................................    $   863,888      $        --
  Class B...................................................      1,063,442               --
  Class II..................................................        581,561               --
  Class Y...................................................         79,167               --
Net assets of Munder Large-Cap Value Fund
  Class A...................................................    $ 6,766,027      $ 7,629,915
  Class B...................................................     12,145,265       13,208,707
  Class II..................................................      3,656,660        4,238,221
  Class K...................................................     61,096,135       61,096,135
  Class Y...................................................     83,223,633       83,302,800

     On May 3, 2002, the Munder NetNet Fund acquired all of the assets of the Munder International NetNet Fund, each a series of MFI, and assumed all liabilities of the Munder International NetNet Fund in exchange for shares of the Munder NetNet Fund and the subsequent liquidation of the Munder International NetNet Fund. The Agreement and Plan of Reorganization was approved by the shareholders of each affected Fund at a Special Meeting of the Shareholders held on May 1, 2002.

Number of shares issued of Munder NetNet Fund for shares of
  Munder International NetNet Fund
  Class A...................................................       2,348,697
  Class B...................................................       2,573,497
  Class C...................................................         897,481
  Class K...................................................          72,290
  Class Y...................................................          32,737
Unrealized appreciation/(depreciation) immediately prior to
  acquisition of all assets and assumption of all
  liabilities of Munder International NetNet Fund...........    $(32,634,135)

There were no undistributed income or gain amounts unpaid prior to the merger of the Munder International NetNet Fund.

                                                              PRIOR TO MERGER    AFTER MERGER
                                                              -------------------------------
Net assets of Munder International NetNet Fund
  Class A...................................................   $ 27,341,579      $         --
  Class B...................................................     29,080,813                --
  Class II..................................................     10,152,251                --
  Class K...................................................        841,545                --
  Class Y...................................................        385,891                --
Net assets of Munder NetNet Fund
  Class A...................................................   $313,730,387      $341,071,966
  Class B...................................................    377,337,341       406,418,154
  Class C...................................................    167,739,155       177,891,406
  Class K...................................................          9,349           850,894
  Class Y...................................................      3,457,612         3,843,503

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

     Security Valuation: For each Equity and Income Fund, securities (including financial futures, if any) are valued at the latest quoted sales price on the primary market or exchange where such securities are traded. Unlisted securities, or securities for which the latest sales prices are not available, are valued at the mean of the most recently quoted bid and asked prices. Restricted securities, and securities and assets for which market

THE MUNDER FUNDS
      Notes to Financial Statements, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

quotations are not readily available, are valued at fair value by a pricing committee, under the guidelines approved by the Boards of Trustees or Directors. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the last sale price of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities will be determined through the consideration of other factors by or in accordance with guidelines approved by the Boards of Trustees or Directors. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Boards of Trustees or Directors determine that such valuation does not constitute fair value at that time. The Money Market Funds are also valued on an amortized cost basis. Regular review and monitoring of the valuation of securities held by the Money Market Funds is performed pursuant to procedures established by the Boards of Trustees or Directors. Each Money Market Fund seeks to maintain a net asset value per share of $1.00.

     Foreign Currency: The books and records of each Fund are maintained in U.S. dollars. Foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of each business day. Purchases and sales of investment securities and items of income and expense denominated in foreign currencies are translated on the respective dates of such transactions. Unrealized gains and losses resulting from changes in foreign currency exchange rates are included in the net change in unrealized appreciation/(depreciation) of foreign currency. Net realized gains and losses from foreign currency transactions include foreign currency gains and losses between trade date and settlement date on investment security transactions and foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of a Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses from security transactions.

     Forward Foreign Currency Exchange and Spot Contracts: Each Equity Fund (except Munder Real Estate Equity Investment Fund) and the Munder Bond Fund, Munder Intermediate Bond Fund, Munder International Bond Fund and Munder U.S. Government Income Fund may engage in forward foreign currency exchange and spot contracts in an effort to facilitate transactions in foreign securities and to reduce exposure to foreign currency exchange rates. Forward foreign currency exchange and spot contracts are marked-to-market daily based on the underlying exchange rates of the contracts. The change in market value is recorded as unrealized appreciation or depreciation on forward foreign exchange and spot contracts. When the contract is closed, a Fund records a realized gain or loss from foreign currency transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of a Fund's securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange and spot contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, a Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

     Futures Contracts: Each Equity and Income Fund may enter into futures contracts for the purpose of hedging against changes in the value of the portfolio securities held and in the value of the securities it intends to purchase, or in order to maintain liquidity. Upon entering into a futures contract, a Fund is required to deposit with the broker, or pledge as collateral, an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are recorded as net unrealized appreciation/(depreciation) of futures contracts. A Fund recognizes a realized gain or loss when the contract is closed.

     There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

THE MUNDER FUNDS
      Notes to Financial Statements, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

     Repurchase Agreements: Each Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during a Fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligations, including interest. In the event of counterparty default, a Fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to a Fund in the event a Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which a Fund seeks to assert its rights. Munder Capital Management (the "Advisor") reviews the value of the collateral and the creditworthiness of those banks and dealers with which a Fund enters into repurchase agreements to evaluate potential risks.

     Loans of Portfolio Securities: Each Fund may lend portfolio securities in an amount up to 25% of the value of its total assets. Each loan is initially secured by collateral with a market value at least equal to 102% of the market value of the securities loaned at the close of business on the preceding business day. These loans are terminable at any time and a Fund will receive any interest or dividends paid on the loaned securities. A Fund may share with the borrower some of the income received on the collateral for the loan or a Fund will be paid a premium for the loan. If the borrower defaults and the value of the portfolio securities increases in excess of the collateral received or if bankruptcy proceedings commence with respect to the borrower of a security, realization of the value of the securities loaned may be delayed or limited.

     Options: Each Equity and Income Fund (except the Munder Tax-Free Short-Intermediate Bond Fund) may write put or call options on securities it owns or has the right to acquire, and may purchase call or put options written by others. Options may relate to individual securities, stock indices, foreign currencies or futures contracts. The purchase of any of these instruments can result in the loss on the investment in that particular instrument or, in the case of writing covered options, can limit the opportunity to earn a profit on the underlying security. The risk associated with purchasing an option is that a Fund pays a premium whether or not the option is exercised. Additionally, a Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract.

     When a Fund purchases an option, the premium paid by a Fund is recorded as an asset. When a Fund writes an option, an amount equal to the premium received is recorded as a liability. The amount of this asset or liability is adjusted daily to reflect the current market value of the option. If an option purchased by a Fund expires unexercised, a Fund realizes a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, a Fund will recognize a gain if the premium received by a Fund on the closing transaction exceeds the premium paid to purchase the option. When an option written by a Fund expires on its stipulated expiration date, a Fund realizes a gain equal to the net premium received for the option. When a Fund enters into a closing purchase transaction on an option written by it, a Fund realizes a gain or loss equal to the difference between the cost of a closing purchase transaction and the premium received when the call was written. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether a Fund has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security purchased by a Fund.

     Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as a Fund is informed of the ex-dividend date. Premiums and discounts on fixed income securities are amortized or accreted to income using the effective interest method. General expenses of the Munder Funds are allocated to each Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of each Fund are prorated among the share classes based on the relative net assets of each class.

THE MUNDER FUNDS
      Notes to Financial Statements, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

     Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Interest income is not accrued until settlement date. Each Fund instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued purchase commitments.

     Fees Waived by Transfer Agent: The transfer agent has contractually agreed to waive, for the period of its contract with the Funds, a portion of the fee it charges each Fund. The amount of the waiver is equal to the servicing fee it collects from Fund shareholders with account balances below a specified minimum. Such waivers are reflected as fees waived in the accompanying Statements of Operations.

     Short-Term Trading (Redemption) Fees: Class A, Class B, Class C and Class II Shares of the Munder Future Technology Fund, Munder International Equity Fund, Munder Micro-Cap Equity Fund, Munder NetNet Fund, Munder Small-Cap Value Fund, Munder Small Company Growth Fund, Munder Emerging Markets Fund, Munder International Growth Fund and Munder Healthcare Fund held less than thirty (30) days are subject to a short-term trading fee equal to 2.0% of the proceeds of redeemed shares. The fee, which is retained by the respective Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown on the Statements of Changes as shareholder transaction fees.

     Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid at least annually (if available) by the Equity Funds (excluding Munder Balanced Fund, Munder Index 500 Fund Munder Large-Cap Value Fund and Munder Small Company Growth Fund for which dividends are declared and paid quarterly (if available) and the Munder Real Estate Equity Investment Fund for which dividends are declared and paid monthly (if available)); declared and paid monthly (if available) by the Income Funds (excluding the Munder International Bond Fund for which dividends are paid at least annually (if available)); and declared daily and paid monthly (if available) by the Money Market Funds. Each Fund's net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

     Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by a Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Munder Balanced Fund, Munder Index 500 Fund, Munder Large-Cap Growth Fund, Munder Large-Cap Value Fund, Munder Multi-Season Growth Fund and Munder Small Company Growth Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

     Federal Income Taxes: Each Fund's policy is to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

THE MUNDER FUNDS
      Notes to Financial Statements, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

2. INVESTMENT ADVISOR, ADMINISTRATOR, SUB-ADVISOR AND OTHER RELATED PARTY TRANSACTIONS

     For its advisory services, the Advisor is entitled to receive from each Fund a fee, computed daily and payable monthly, based on the average daily net assets of the respective Fund, at the following annual rates:

                                                                                   FEES ON ASSETS      FEES ON ASSETS
                                                             FEES ON ASSETS      BETWEEN $4 BILLION      EXCEEDING
                                                            UP TO $4 BILLION       AND $5 BILLION        $5 BILLION
                                                           ----------------------------------------------------------
Munder Future Technology Fund and Munder NetNet Fund.....        1.00%                 0.95%               0.90%

                                                                                   FEES ON ASSETS
                                                             FEES ON ASSETS        EXCEEDING $250
                                                           UP TO $250 MILLION         MILLION
                                                           ----------------------------------------------------------
Munder Healthcare Fund and Munder International Growth
  Fund...................................................        1.00%                 0.75%

                                                            FEES ON AVERAGE
                                                            DAILY NET ASSETS
                                                           ------------------
Munder Bio(Tech)(2) Fund and Munder Emerging Markets
  Fund...................................................        1.25%
Munder Micro-Cap Equity Fund.............................        1.00%
Munder International Equity Fund, Munder Large-Cap Growth
  Fund, Munder Large-Cap Value Fund, Munder MidCap Select
  Fund, Munder Multi-Season Growth Fund, Munder Power
  Plus Fund, Munder Small-Cap Value Fund and Munder Small
  Company Growth Fund....................................        0.75%
Munder Real Estate Equity Investment Fund................        0.74%
Munder Balanced Fund.....................................        0.65%
The Income Funds.........................................        0.50%
The Money Market Funds (excluding Munder Money Market
  Fund)..................................................        0.35%

                                                                                   FEES ON ASSETS
                                                             FEES ON ASSETS           BETWEEN          FEES ON ASSETS
                                                                 UP TO                $250 AND           EXCEEDING
                                                              $250 MILLION          $500 MILLION        $500 MILLION
                                                           ----------------------------------------------------------
Munder Index 500 Fund....................................        0.20%                 0.12%               0.07%

     The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from each Fund a fee, computed daily and payable monthly, based on the aggregate average daily net assets of all of the portfolios of MFI, MFT, Framlington, @Vantage and the Liquidity Plus Money Market Fund, a portfolio of St. Clair, as follows:

AGGREGATE NET ASSETS                                             FEE
----------------------------------------------------------------------
First $2.8 billion..........................................    0.141%
Next $2.2 billion...........................................    0.131%
Next $5.0 billion...........................................    0.129%
Next $2.5 billion...........................................    0.080%
Thereafter..................................................    0.070%

     In its capacity as administrator, the Advisor is also entitled to receive a fee from the institutional portfolios of St. Clair based on their aggregate average daily net assets.

     For the period from June 1, 2002 through May 31, 2003, the Advisor has agreed to limit to $3.9 million the total amount it may receive in the aggregate from MFI, MFT, Framlington, St. Clair and @Vantage for its services as administrator, after payment of sub-administration fees to the Munder Funds' sub-administrators. For the period

THE MUNDER FUNDS
      Notes to Financial Statements, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

ended December 31, 2002, the Advisor earned the following amounts, before and after payment of sub-administration fees, for its administrative services to the
Funds:

                                                                    AMOUNT EARNED                 AMOUNT EARNED
                                                                    BEFORE PAYMENT                AFTER PAYMENT
                                                              OF SUB-ADMINISTRATION FEES    OF SUB-ADMINISTRATION FEES
                                                              --------------------------------------------------------
Munder Balanced Fund........................................           $ 69,606                      $ 17,551
Munder Bio(Tech)(2) Fund....................................              6,128                         1,545
Munder Emerging Markets Fund................................             14,235                         3,590
Munder Future Technology Fund...............................            178,026                        44,897
Munder Healthcare Fund......................................            145,882                        36,789
Munder Index 500 Fund.......................................            566,880                       142,904
Munder International Equity Fund............................             62,997                        15,888
Munder International Growth Fund............................             20,995                         5,295
Munder Large-Cap Growth Fund................................             15,114                         3,813
Munder Large-Cap Value Fund.................................             92,014                        23,201
Munder Micro-Cap Equity Fund................................             85,267                        21,500
Munder MidCap Select Fund...................................             19,863                         5,007
Munder Multi-Season Growth Fund.............................            133,133                        33,585
Munder NetNet Fund..........................................            461,586                       116,382
Munder Power Plus Fund......................................             50,024                        12,618
Munder Real Estate Equity Investment Fund...................             37,474                         9,449
Munder Small-Cap Value Fund.................................             60,535                        15,266
Munder Small Company Growth Fund............................             32,653                         8,235
Munder Bond Fund............................................             88,306                        22,267
Munder Intermediate Bond Fund...............................            262,252                        66,120
Munder International Bond Fund..............................             25,924                         6,535
Munder U.S. Government Income Fund..........................            156,581                        39,477
Munder Michigan Tax-Free Bond Fund..........................             30,307                         7,641
Munder Tax-Free Bond Fund...................................             70,954                        17,891
Munder Tax-Free Short-Intermediate Bond Fund................            112,559                        28,380
Munder Cash Investment Fund.................................            730,429                       184,196
Munder Tax-Free Money Market Fund...........................            202,478                        51,051
Munder U.S. Treasury Money Market Fund......................             42,055                        10,595

     The Advisor voluntarily reimbursed expenses during the period ended December 31, 2002, for the following Funds:

FUND                                                            REIMBURSEMENTS
------------------------------------------------------------------------------
Munder Bio(Tech)(2) Fund....................................       $77,355
Munder Emerging Markets Fund................................        83,940
Munder International Growth Fund............................        81,296
Munder Cash Investment Fund.................................         5,713

     Pursuant to a sub-advisory agreement with the Advisor, Framlington Overseas Investment Management Limited (the "Sub-Advisor") provides sub-advisory services to Munder Bio(Tech)(2) Fund, Munder Emerging Markets Fund, Munder Healthcare Fund and Munder International Growth Fund and is responsible for the management of each of these Funds including all decisions regarding purchases and sales of portfolio securities. For its services with regard to each of these Funds, the Advisor pays the Sub-Advisor a monthly fee equal on an annual basis to 40% of the Advisor's net advisory revenues earned by the Advisor with respect to these Funds. The Advisor indirectly owns a 49% interest in the Sub-Advisor.

     Comerica Inc. ("Comerica"), through its wholly-owned subsidiary Comerica Bank, owns approximately 97% of the Advisor. Comerica Bank provides certain sub-transfer agency and related services to each Fund. As compensation for the sub-transfer agency and related services provided to each Fund, Comerica Bank receives a fee of 0.01% of the aggregate average daily net assets of each Fund beneficially owned by Comerica Bank and its

THE MUNDER FUNDS
      Notes to Financial Statements, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

customers. Comerica Bank earned the following amounts for its sub-transfer agency and other related services provided to the Funds included in these financial statements for the period ended December 31, 2002:

Munder Balanced Fund........................................    $   723
Munder Bio(Tech)(2) Fund....................................         --
Munder Emerging Markets Fund................................        876
Munder Future Technology Fund...............................        132
Munder Healthcare Fund......................................        216
Munder Index 500 Fund.......................................     12,609
Munder International Equity Fund............................      4,252
Munder International Growth Fund............................      1,277
Munder Large-Cap Growth Fund................................        123
Munder Large-Cap Value Fund.................................      5,186
Munder Micro-Cap Equity Fund................................        443
Munder MidCap Select Fund...................................        722
Munder Multi-Season Growth Fund.............................      7,606
Munder NetNet Fund..........................................        103
Munder Power Plus Fund......................................          4
Munder Real Estate Equity Investment Fund...................      1,834
Munder Small-Cap Value Fund.................................      1,527
Munder Small Company Growth Fund............................      1,792
Munder Bond Fund............................................      5,829
Munder Intermediate Bond Fund...............................     18,280
Munder International Bond Fund..............................      1,768
Munder U.S. Government Income Fund..........................     10,101
Munder Michigan Tax-Free Bond Fund..........................      2,045
Munder Tax-Free Bond Fund...................................      4,894
Munder Tax-Free Short-Intermediate Bond Fund................      7,679
Munder Cash Investment Fund.................................     47,132
Munder Tax-Free Money Market Fund...........................     10,961
Munder U.S. Treasury Money Market Fund......................      2,150

     Comerica Securities, a wholly-owned subsidiary of Comerica, earned $10, $2, $30, $324, $30, $68, and $11 from commissions on sales of Class A Shares of Munder Future Technology Fund, Munder Index 500 Fund, Munder Large-Cap Value Fund, Munder Multi-Season Growth Fund, Munder Small Company Growth Fund, Munder Michigan Tax-Free Bond Fund and Munder Tax-Free Short-Intermediate Bond Fund, respectively, for the period ended December 31, 2002.

     Each Trustee of MFT and Framlington and each Director of MFI and St. Clair is paid an aggregate fee for services provided as a Board member of MFT, MFI, Framlington and St. Clair. The fee consists of a $68,000 annual retainer ($90,000 for the Chairman) for services in such capacity, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid an annual retainer of $4,000 for services as a Board member plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Directors/Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Director/Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MFI, MFT, Framlington, St. Clair and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Sub-Advisor, Comerica or any of Comerica's affiliates receives any compensation from MFI, MFT, Framlington, St. Clair or @Vantage.

3. DISTRIBUTION AND SERVICE PLAN

     The Munder Funds have a Distribution and Service Plan (the "Plan") with respect to Class A, Class B, Class C, Class II and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with

THE MUNDER FUNDS
      Notes to Financial Statements, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

respect to Class K Shares. Under the Plan, the service fees are used primarily to pay securities dealers and other financial institutions and organizations (collectively, the "Service Organizations") who provide shareholder services for the Munder Funds. The Plan also permits payments with respect to Class B, Class C and Class II Shares to be made by each Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Funds).

     The maximum rates for each Equity and Income Fund, as a percentage of average daily net assets, payable under the Plan are as follows:

 CLASS A      CLASS B     CLASS C/II     CLASS K
  SHARES       SHARES       SHARES        SHARES
12B-1 FEES   12B-1 FEES   12B-1 FEES   SERVICE FEES
---------------------------------------------------
  0.25%        1.00%        1.00%         0.25%

     The maximum rates for each Money Market Fund (except Munder Cash Investment
Fund), as a percentage of daily net assets, payable under the Plan are as follows:

 CLASS A       CLASS K
  SHARES        SHARES
12B-1 FEES   SERVICE FEES
-------------------------
  0.25%         0.15%

     The maximum rates for the Munder Cash Investment Fund, as a percentage of average daily net assets, payable under the Plan are as follows:

 CLASS A      CLASS B      CLASS C       CLASS K
  SHARES       SHARES       SHARES        SHARES
12B-1 FEES   12B-1 FEES   12B-1 FEES   SERVICE FEES
---------------------------------------------------
  0.25%        1.00%        1.00%         0.15%

     During the period ended December 31, 2002, the Distributor voluntarily waived 12b-1 fees for Class B Shares of the Munder Index 500 Fund in excess of 0.50% of average net assets. The Distributor also voluntarily waived 12b-1 fees in excess of 0.80% for Class B and Class C Shares of the Munder Cash Investment Fund beginning on December 23, 2002. For the period ended December 31, 2002 these waivers amounted to $597,750 for Class B Shares of the Munder Index 500 Fund, and $91 and $225 for Class B and Class C Shares, respectively, of the Munder Cash Investment Fund.

THE MUNDER FUNDS
      Notes to Financial Statements, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

     Comerica Securities and Comerica Bank are among the Service Organizations who may receive fees from each Fund under the Plan. For the period ended December 31, 2002, the Funds paid the following amounts to Comerica Securities and Comerica Bank for shareholder services provided to Class A, Class B, Class C, Class II and Class K shareholders:

                                                                AMOUNT PAID TO       AMOUNT PAID TO
                                                              COMERICA SECURITIES    COMERICA BANK
                                                              -------------------------------------
Munder Balanced Fund........................................       $    536             $ 13,518
Munder Bio(Tech)(2) Fund....................................             --                   --
Munder Emerging Markets Fund................................              6               14,457
Munder Future Technology Fund...............................             54                  557
Munder Healthcare Fund......................................             24                  288
Munder Index 500 Fund.......................................            935              279,427
Munder International Equity Fund............................            178               64,945
Munder International Growth Fund............................              1                1,062
Munder Large-Cap Growth Fund................................             --                   --
Munder Large-Cap Value Fund.................................             93               60,986
Munder Micro-Cap Equity Fund................................             15                5,141
Munder MidCap Select Fund...................................             --                    1
Munder Multi-Season Growth Fund.............................          2,405              104,725
Munder NetNet Fund..........................................            113                  752
Munder Power Plus Fund......................................              4                   90
Munder Real Estate Equity Investment Fund...................             --                2,969
Munder Small-Cap Value Fund.................................             14                6,923
Munder Small Company Growth Fund............................            300                9,516
Munder Bond Fund............................................             51               57,924
Munder Intermediate Bond Fund...............................        300,083                  412
Munder International Bond Fund..............................             --                    6
Munder U.S. Government Income Fund..........................             44              188,942
Munder Michigan Tax-Free Bond Fund..........................             42               49,961
Munder Tax-Free Bond Fund...................................             --              119,892
Munder Tax-Free Short-Intermediate Bond Fund................             11                7,679
Munder Cash Investment Fund.................................            715              557,300
Munder Tax-Free Money Market Fund...........................             --              149,182
Munder U.S. Treasury Money Market Fund......................            179               19,468

THE MUNDER FUNDS
      Notes to Financial Statements, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

4. SECURITIES TRANSACTIONS

     For the period ended December 31, 2002, cost of purchases and proceeds of sales of securities, other than short-term investments and U.S. Government securities, were as follows:

                                                              COST OF PURCHASES    PROCEEDS FROM SALES
                                                              ----------------------------------------
Munder Balanced Fund........................................    $ 22,038,654          $ 24,560,158
Munder Bio(Tech)(2) Fund....................................       2,239,523             3,716,299
Munder Emerging Markets Fund................................      14,704,454            19,299,798
Munder Future Technology Fund...............................      70,508,569           107,884,588
Munder Healthcare Fund......................................      46,104,163            86,902,325
Munder Index 500 Fund.......................................     102,490,749            62,637,672
Munder International Equity Fund............................      19,661,535            29,262,698
Munder International Growth Fund............................      11,894,524            15,745,689
Munder Large-Cap Growth Fund................................       5,273,583            10,489,936
Munder Large-Cap Value Fund.................................      25,111,747            26,159,468
Munder Micro-Cap Equity Fund................................      45,905,938            36,630,052
Munder MidCap Select Fund...................................       8,258,734             7,900,953
Munder Multi-Season Growth Fund.............................      65,961,060           135,794,048
Munder NetNet Fund..........................................     117,518,670           237,195,277
Munder Power Plus Fund......................................      28,765,346            50,719,804
Munder Real Estate Equity Investment Fund...................       4,951,834             5,055,779
Munder Small-Cap Value Fund.................................      28,605,146            42,190,581
Munder Small Company Growth Fund............................       9,165,841            14,434,148
Munder Bond Fund............................................      53,498,505            43,082,676
Munder Intermediate Bond Fund...............................      54,773,761            78,185,083
Munder International Bond Fund..............................      15,716,628            18,096,322
Munder Michigan Tax-Free Bond Fund..........................       1,146,154             5,094,478
Munder Tax-Free Bond Fund...................................       3,286,700            15,840,980
Munder Tax-Free Short-Intermediate Bond Fund................       9,650,764            15,263,502

     For the period ended December 31, 2002, cost of purchases and proceeds from sales of U.S. Government securities, excluding short-term investments, were as follows:

                                                              COST OF PURCHASES    PROCEEDS FROM SALES
                                                              ----------------------------------------
Munder Balanced Fund........................................     $ 6,112,193           $10,275,001
Munder Bond Fund............................................      41,030,944            64,572,764
Munder Intermediate Bond Fund...............................      82,775,573            63,689,991
Munder International Bond Fund..............................       1,760,792             1,520,724
Munder U.S. Government Income Fund..........................      45,107,208            44,507,990

     At December 31, 2002, the Munder Index 500 Fund had the following open financial futures contracts:

                                                               NOTIONAL VALUE OF    MARKET VALUE OF    GROSS UNREALIZED
                                                  CONTRACTS        CONTRACTS           CONTRACTS         DEPRECIATION
                                                  ---------------------------------------------------------------------
S&P 500 Index -- March 2003 (long position).....     126          $28,198,569         $27,685,350          $513,219

     For the period ended December 31, 2002, the Munder Future Technology Fund had the following written covered call option contracts:

                                                              NUMBER OF CONTRACTS    PREMIUM AMOUNT
                                                              -------------------------------------
Beginning of period.........................................             --            $      --
Written during the period...................................         23,265              792,531
Options expired during the period...........................        (18,751)            (605,103)
Exercised during the period.................................         (4,514)            (187,428)
                                                                    -------            ---------
Balance at end of period....................................             --            $      --
                                                                    =======            =========

THE MUNDER FUNDS
      Notes to Financial Statements, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

     For the period ended December 31, 2002, the Munder Micro-Cap Equity Fund had the following written covered call option contracts:

                                                              NUMBER OF CONTRACTS    PREMIUM AMOUNT
                                                              -------------------------------------
Beginning of period.........................................           500             $ 148,495
Written during the period...................................         1,830               451,596
Expired during period.......................................          (500)             (148,495)
                                                                     -----             ---------
Balance at end of period....................................         1,830             $ 451,596
                                                                     =====             =========

     For the period ended December 31, 2002, the Munder NetNet Fund had the following written covered call option contracts:

                                                              NUMBER OF CONTRACTS    PREMIUM AMOUNT
                                                              -------------------------------------
Beginning of period.........................................          7,225           $   355,859
Written during the period...................................         57,290             3,343,210
Expired during the period...................................        (42,281)           (1,647,245)
Exercised during the period.................................        (18,734)             (768,168)
                                                                    -------           -----------
Balance at end of period....................................          3,500           $ 1,283,656
                                                                    =======           ===========

     For the period ended December 31, 2002, the Munder Small-Cap Value Fund had the following written covered call and put option contracts:

                                                              NUMBER OF CONTRACTS    PREMIUM AMOUNT
                                                              -------------------------------------
Beginning of period.........................................         1,470             $ 511,425
Written during the period...................................         1,025               308,776
Expired during the period...................................        (1,470)             (466,476)
Closed during the period....................................          (500)             (148,446)
                                                                    ------             ---------
Balance at end of period....................................           525             $ 205,279
                                                                    ======             =========

     As of December 31, 2002, the Munder International Growth Fund had the following open spot contract which contractually obligates it to deliver currency at the specified future date:

                                           LOCAL PRINCIPAL        U.S.$        SETTLEMENT     CURRENT      UNREALIZED
SALE                                         AMOUNT SOLD     EQUIVALENT SOLD      DATE      U.S.$ VALUE   DEPRECIATION
----------------------------------------------------------------------------------------------------------------------
Great Britain Pound......................      246,647          $396,657        01/02/03     $396,978         $321

THE MUNDER FUNDS
      Notes to Financial Statements, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

     At December 31, 2002, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was as follows:

                                   AGGREGATE COST      UNREALIZED APPRECIATION    UNREALIZED DEPRECIATION
                                   FOR FINANCIAL            FOR FINANCIAL              FOR FINANCIAL
                                 REPORTING PURPOSES      REPORTING PURPOSES         REPORTING PURPOSES
                                 ------------------------------------------------------------------------
Munder Balanced Fund...........    $  108,315,902           $  6,870,645              $    8,463,562
Munder Bio(Tech)(2) Fund.......        11,779,139                836,491                   3,917,883
Munder Emerging Markets Fund...        21,975,172                719,013                   3,734,666
Munder Future Technology
  Fund.........................       530,168,197              3,590,798                 256,161,618
Munder Healthcare Fund.........       315,165,885             18,446,834                 133,953,157
Munder Index 500 Fund..........       831,605,181            177,778,481                 150,735,391
Munder International Equity
  Fund.........................       107,710,044             15,797,645                  20,855,299
Munder International Growth
  Fund.........................        31,713,818              1,157,506                   4,349,281
Munder Large-Cap Growth Fund...        21,722,649                743,130                   3,358,449
Munder Large-Cap Value Fund....       133,492,179             14,238,583                  17,771,205
Munder Micro-Cap Equity Fund...       155,718,527             15,155,179                  19,593,740
Munder MidCap Select Fund......        25,216,159              4,752,725                   1,557,085
Munder Multi-Season Growth
  Fund.........................       139,285,268             24,007,686                  15,352,935
Munder NetNet Fund.............     1,880,382,220             19,111,885               1,037,528,186
Munder Power Plus Fund.........        99,285,057              4,582,750                  36,203,621
Munder Real Estate Equity
  Investment Fund..............        49,172,938              7,319,879                   1,203,005
Munder Small-Cap Value Fund....       100,096,475             11,869,683                  11,468,265
Munder Small Company Growth
  Fund.........................        56,010,932              5,187,890                   7,144,780
Munder Bond Fund...............       124,708,284              6,080,120                   1,766,660
Munder Intermediate Bond
  Fund.........................       409,148,417             19,124,711                   1,292,254
Munder International Bond
  Fund.........................        36,681,682              2,684,625                     475,817
Munder U.S. Government Income
  Fund.........................       243,839,265             14,202,877                     550,886
Munder Michigan Tax-Free Bond
  Fund.........................        39,171,883              3,156,551                          --
Munder Tax-Free Bond Fund......        89,529,256              6,735,181                      11,538
Munder Tax-Free
  Short-Intermediate Bond
  Fund.........................       152,445,606              9,378,400                       1,381

                                 NET UNREALIZED APPRECIATION/
                                 (DEPRECIATION) FOR FINANCIAL
                                      REPORTING PURPOSES
                                 ----------------------------
Munder Balanced Fund...........         $   (1,592,917)
Munder Bio(Tech)(2) Fund.......             (3,081,392)
Munder Emerging Markets Fund...             (3,015,653)
Munder Future Technology
  Fund.........................           (252,570,820)
Munder Healthcare Fund.........           (115,506,323)
Munder Index 500 Fund..........             27,043,090
Munder International Equity
  Fund.........................             (5,057,654)
Munder International Growth
  Fund.........................             (3,191,775)
Munder Large-Cap Growth Fund...             (2,615,319)
Munder Large-Cap Value Fund....             (3,532,622)
Munder Micro-Cap Equity Fund...             (4,438,561)
Munder MidCap Select Fund......              3,195,640
Munder Multi-Season Growth
  Fund.........................              8,654,751
Munder NetNet Fund.............         (1,018,416,301)
Munder Power Plus Fund.........            (31,620,871)
Munder Real Estate Equity
  Investment Fund..............              6,116,874
Munder Small-Cap Value Fund....                401,418
Munder Small Company Growth
  Fund.........................             (1,956,890)
Munder Bond Fund...............              4,313,460
Munder Intermediate Bond
  Fund.........................             17,832,457
Munder International Bond
  Fund.........................              2,208,808
Munder U.S. Government Income
  Fund.........................             13,651,991
Munder Michigan Tax-Free Bond
  Fund.........................              3,156,551
Munder Tax-Free Bond Fund......              6,723,643
Munder Tax-Free
  Short-Intermediate Bond
  Fund.........................              9,377,019

5. TRANSACTIONS WITH AFFILIATED COMPANIES

     The term "affiliated company" includes companies in which a Fund owns at least 5% of the company's voting securities and investment companies with the same sub-advisor as the Fund. At December 31, 2002, the affiliated companies of each Fund, if any, were as follows:

Munder Emerging Markets Fund:

                                                             PURCHASED                 SOLD
                                         VALUE AT     -----------------------    -----------------     VALUE AT      REALIZED
AFFILIATE                                6/30/02         COST        SHARES       COST      SHARES     12/31/02     GAIN/(LOSS)
-------------------------------------------------------------------------------------------------------------------------------
Korea Investment Opportunities
  Limited.............................   $335,300       $  --           --        $  --        --      $297,500        $  --

Munder Future Technology Fund:

                                                              PURCHASED                 SOLD
                                          VALUE AT     -----------------------    -----------------     VALUE AT      REALIZED
AFFILIATE                                 6/30/02         COST        SHARES      COST      SHARES      12/31/02        LOSS
--------------------------------------------------------------------------------------------------------------------------------
Blue Stream Ventures, L.P. ............  $7,137,690    $1,000,000    1,000,000    $ --         --      $4,585,328       $  --

THE MUNDER FUNDS
      Notes to Financial Statements, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

Munder Index 500 Fund:

                                                               PURCHASED                 SOLD
                                           VALUE AT     -----------------------    -----------------     VALUE AT     REALIZED
AFFILIATE                                  6/30/02         COST        SHARES       COST      SHARES     12/31/02       LOSS
-------------------------------------------------------------------------------------------------------------------------------
Comerica, Inc. .........................  $1,056,080     $73,980        1,500      $49,325     800       $773,996      $(2,766)

Munder International Growth Fund:

                                                               PURCHASED                 SOLD
                                           VALUE AT     -----------------------    -----------------     VALUE AT     REALIZED
AFFILIATE                                  6/30/02         COST        SHARES       COST      SHARES     12/31/02     GAIN/LOSS
-------------------------------------------------------------------------------------------------------------------------------
Korea Investment Opportunities
  Limited...............................   $335,300       $  --           --        $  --        --      $297,500       $  --

Munder NetNet Fund:

                                                       PURCHASED                  SOLD
                                    VALUE AT     ----------------------   --------------------    VALUE AT     REALIZED
AFFILIATE                            6/30/02        COST       SHARES        COST      SHARES     12/31/02       LOSS
------------------------------------------------------------------------------------------------------------------------
Blue Stream Ventures, L.P. .....   $ 7,137,690   $1,000,000   1,000,000   $       --        --   $ 4,585,328   $      --
DiamondCluster International,
  Inc. .........................     4,925,128           --          --           --        --     3,933,164          --
DoubleClick, Inc. ..............    52,760,425           --          --    1,593,990   200,000    40,057,518    (370,027)
SportsLine USA, Inc. ...........     2,519,071           --          --           --        --     2,445,700          --
                                   -----------   ----------   ---------   ----------   -------   -----------   ---------
                                   $67,342,314   $1,000,000   1,000,000   $1,593,990   200,000   $51,021,710   $(370,027)
                                   ===========   ==========   =========   ==========   =======   ===========   =========

Munder Power Plus Fund:

                                                                   PURCHASED                SOLD
                                               VALUE AT     -----------------------    --------------     VALUE AT     REALIZED
AFFILIATE                                      6/30/02         COST        SHARES      COST    SHARES     12/31/02       LOSS
-------------------------------------------------------------------------------------------------------------------------------
Electric City Corporation...................  $       --    $1,420,133    1,751,756     $--     --       $1,110,535       $--
Savannah Energy Services Corporation........   2,447,153            --           --     --      --        2,501,064       --

6. GEOGRAPHIC AND INDUSTRY CONCENTRATION

     The Munder Bio(Tech)(2) Fund primarily invests in equity securities of companies whose principal business is focused on biotechnology products, licenses and services. The Munder Healthcare Fund primarily invests in companies providing healthcare and medical services. The values of both of these types of companies are particularly vulnerable to rapidly changing technology, extensive government regulation and relatively high risks of obsolescence caused by scientific and technological advances.

     The Munder Future Technology Fund primarily invests in equity securities of technology-related companies. The value of stocks of technology companies is particularly vulnerable to rapid changes in technology product cycles, government regulation and competition. Technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

     The Munder NetNet Fund primarily invests in equity securities of foreign and domestic companies positioned to benefit from the growth of the Internet. The value of such companies is particularly vulnerable to rapidly changing technology, extensive government regulation and relatively high risks of obsolescence caused by scientific and technological advances.

     The Munder International Equity Fund, Munder International Growth Fund and Munder International Bond Fund primarily invest in foreign securities. The Munder Emerging Markets Fund intends to invest at least 80% of its assets in securities of companies in emerging markets, based on the country of organization, the primary stock exchange on which the security is traded, the location of most of the company's assets, or the location where goods are produced or sold, investments are made or services are performed that account for most of the company's revenues or profits. Investing in securities of foreign companies and/or foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and/or U.S. Government securities. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of U.S. companies and the U.S. Government.

THE MUNDER FUNDS
      Notes to Financial Statements, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

     The Munder Power Plus Fund invests most of its assets in companies that are primarily engaged in non-regulated energy and power activities. As a result, the Fund is particularly vulnerable to rapid changes in technology product cycles, developments in the energy sector, fluctuations in price and supply of energy fuels, energy conservation, supply of and demand for specific products or services and tax and other government regulation.

     The Munder Real Estate Equity Investment Fund primarily invests in equity securities of United States companies which are principally engaged in the real estate industry or which own significant real estate assets, and accordingly, is more susceptible to factors adversely affecting the U.S. real estate industry.

     The Munder Michigan Tax-Free Bond Fund primarily invests in debt obligations issued by the State of Michigan and local governments in the State of Michigan, its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Munder Tax-Free Short-Intermediate Bond Fund and the Munder Tax-Free Bond Fund (together with the Munder Michigan Tax-Free Bond Fund, the "Tax-Free Funds") may invest more than 25% of their assets in these types of obligations. All of the Tax-Free Funds are, therefore, more susceptible to factors adversely affecting issuers of Michigan municipal securities than is a municipal bond fund that is not concentrated in these issuers to the same extent. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on or repay principal of municipal obligations held by the Tax-Free Funds. The Tax-Free Funds hold investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default. At December 31, 2002, investments in these insured securities for the Munder Michigan Tax-Free Bond Fund, Munder Tax-Free Bond Fund, and Munder Tax-Free Short-Intermediate Bond Fund represented 70.1%, 51.9% and 37.2% of the Fund, respectively.

THE MUNDER FUNDS
      Notes to Financial Statements, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

7. REVOLVING LINE OF CREDIT

     Effective December 18, 2002, the Munder Funds renewed a revolving line of credit with State Street Bank and Trust Company in which each Fund included in these financial statements (except the Money Market Funds), and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund for which a loan is extended. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 17, 2003 on the daily amount of the unused commitment. During the period ended December 31, 2002, the Funds did not utilize the revolving line of credit. For the period ended December 31, 2002, the Funds paid commitment fees in the following amounts:

     For the period ended December 31, 2002, the Funds paid commitment fees in the following amounts:

                                                                COMMITMENT FEES
                                                                ---------------
Munder Balanced Fund........................................        $1,066
Munder Bio(Tech)(2) Fund....................................           111
Munder Emerging Markets Fund................................           253
Munder Future Technology Fund...............................         3,626
Munder Healthcare Fund......................................         2,830
Munder Index 500 Fund.......................................         8,692
Munder International Equity Fund............................         1,020
Munder International Growth Fund............................           374
Munder Large-Cap Growth Fund................................           225
Munder Large-Cap Value Fund.................................         1,449
Munder Micro-Cap Equity Fund................................         1,200
Munder MidCap Select Fund...................................           287
Munder Multi-Season Growth Fund.............................         2,678
Munder NetNet Fund..........................................         9,152
Munder Power Plus Fund......................................           975
Munder Real Estate Equity Investment Fund...................           545
Munder Small-Cap Value Fund.................................           890
Munder Small Company Growth Fund............................           604
Munder Bond Fund............................................         1,383
Munder Intermediate Bond Fund...............................         3,715
Munder International Bond Fund..............................           348
Munder U.S. Government Income Fund..........................         2,198
Munder Michigan Tax-Free Bond Fund..........................           453
Munder Tax-Free Bond Fund...................................         1,092
Munder Tax-Free Short-Intermediate Bond Fund................         1,637

8. COMMITMENTS

     The Munder Future Technology Fund and the Munder NetNet Fund invest in certain private placements that may require additional funding. The issuer of the private placement may also permanently reduce the outstanding funding at any time. At December 31, 2002, the Munder Future Technology Fund and the Munder NetNet Fund had total commitments to contribute $10,725,000 and $13,480,840, respectively, to various issuers when and if required.

9. SUBSEQUENT EVENTS

     On February 11, 2003, the Board of Directors/Trustees approved the following matters to be voted upon by shareholders: (1) for all Funds, the election of eight Directors/Trustees, seven of which are currently members of the Boards of Directors/Trustees, (2) for all Funds except the Munder Bio(Tech)(2) Fund and Munder Large-Cap Growth Fund, a Plan of Reorganization and Redomiciliation providing for (a) the acquisition of all of the assets of each Fund by a corresponding series ("New Fund") of the Munder Series Trust, a newly formed Delaware statutory trust, in exchange for shares of the New Fund and the assumption of all liabilities of the Fund by the corresponding New

THE MUNDER FUNDS
      Notes to Financial Statements, December 31, 2002 (Unaudited) (continued)
--------------------------------------------------------------------------------

Fund and (b) the subsequent liquidation of the Fund, (3) for all Funds except the Munder Bio(Tech)(2) Fund and Munder Large-Cap Growth Fund, the amendment or elimination of certain of each Fund's fundamental investment restrictions in order to modernize its investment restrictions and increase its investment flexibility, (4) for each of the Munder Multi-Season Growth Fund and the Munder Real Estate Equity Investment Fund, the reclassification of the Fund's investment objective from fundamental to non-fundamental, (5) for the Munder Bio(Tech)(2) Fund, the tax-free organization of the Fund with and into the Munder Healthcare Fund, and (6) for the Munder Large-Cap Growth Fund, the tax-free reorganization of the Fund with and into the Munder Multi-Season Growth Fund.

10. PROXY RESULTS

     A Special Meeting of the Shareholders of the Munder Money Market Fund was held on December 11, 2002. The purpose of the meeting was to seek approval or disapproval from the shareholders of the Munder Money Market Fund of an Agreement and Plan of Reorganization providing for the acquisition of all of its assets and the assumption of all of its liabilities by the Munder Cash Investment Fund in exchange for shares of the Munder Cash Investment Fund and the subsequent liquidation of the Munder Money Market Fund. The Agreement and Plan of Reorganization was approved by shareholders. The results of the proxy vote were 38,559,433 votes For, 737,470 votes Against and 1,005,829 Abstentions.

BOARDS OF DIRECTORS/TRUSTEES

                   Charles W. Elliott, Chairman
                   John Rakolta, Jr., Vice Chairman
                   David J. Brophy
                   Joseph E. Champagne
                   Thomas D. Eckert
                   Michael T. Monahan
                   Arthur T. Porter
OFFICERS

                   James C. Robinson, President
                   Peter K. Hoglund, Vice President
                   Elyse G. Essick, Vice President
                   Stephen J. Shenkenberg, Vice President and Secretary Mary Ann Shumaker, Assistant Secretary
                   Melanie Mayo West, Assistant Secretary
                   Cherie N. Ugorowski, Treasurer
                   David W. Rumph, Assistant Treasurer
                   Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISORS

                            Munder Capital Management                World Asset Management, a division of Munder
                            Munder Capital Center                    Capital Management
                            480 Pierce Street                        255 East Brown Street
                            Birmingham, MI 48009                     Birmingham, MI 48009

SUB-ADVISOR

                   Framlington Overseas Investment Management Limited 155 Bishopsgate
                   London, England EC2M 3XJ
ADMINISTRATOR

                   Munder Capital Management
                   Munder Capital Center
                   480 Pierce Street
                   Birmingham, MI 48009
TRANSFER AGENT

                   PFPC, Inc.
                   4400 Computer Drive
                   Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

                   State Street Bank & Trust Company
                   225 Franklin Street
                   Boston, MA 02110
DISTRIBUTOR & SUB-ADMINISTRATOR

                   Funds Distributor, Inc.
                   60 State Street
                   Boston, MA 02109
LEGAL COUNSEL

                   Dechert LLP
                   1775 I Street, N.W.
                   Washington, D.C. 20006
INDEPENDENT AUDITORS

                   Ernst & Young LLP
                   200 Clarendon Street
                   Boston, MA 02116

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